UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09997

Baird Funds, Inc.
(Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter

 Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds

June 30, 2020

Taxable Bond Funds
Baird Ultra Short Bond Fund	Baird Aggregate Bond Fund
Baird Short-Term Bond Fund	Baird Core Plus Bond Fund
Baird Intermediate Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Strategic Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund
  Baird Municipal Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-442-2473, or sending an e-mail request to prospectus@bairdfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-442-2473 or send an e-mail request to prospectus@bairdfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Aggregate Bond Fund	25
Baird Core Plus Bond Fund	37
Baird Short-Term Municipal Bond Fund	49
Baird Strategic Municipal Bond Fund	63
Baird Quality Intermediate Municipal Bond Fund	74
Baird Core Intermediate Municipal Bond Fund	86
Baird Municipal Bond Fund	99
Additional Information on Fund Expenses	109
Statements of Assets and Liabilities	111
Statements of Operations	115
Statements of Changes in Net Assets	119
Financial Highlights	129
Notes to the Financial Statements	149
Statement Regarding Liquidity Risk Management Program	168
Additional Information	169

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird Ultra Short Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,576,001,495

	SEC 30-Day
	Yield(3)
	Institutional Class
	(Subsidized)	1.14%
	Institutional Class
	(Unsubsidized)	0.99%
	Investor Class
	(Subsidized)	0.89%
	Investor Class
	(Unsubsidized)	0.74%

	Average
	Effective
	Duration	0.51 years

Sector Weightings(1)	Average
	Effective
	Maturity	0.65 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio
	Turnover Rate(6)	54%

	Number of
	Holdings	358

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2021.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Five	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	1.18%	2.51%	2.31%	1.79%	1.63%
Investor Class Shares	1.41%	2.51%	2.13%	1.59%	1.43%
Bloomberg Barclays U.S. Short-Term
Government/Corporate Index(2)	1.16%	2.32%	2.14%	1.54%	1.24%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities less than one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 09/15/2020	$16,000,000	$16,039,448	0.6%
1.625%, 10/15/2020	40,000,000	40,166,074	1.6%
2.625%, 11/15/2020	20,000,000	20,179,688	0.8%
1.875%, 12/15/2020	132,000,000	133,020,938	5.2%
2.000%, 01/15/2021	75,000,000	75,732,422	2.9%
2.250%, 02/15/2021	15,000,000	15,193,359	0.6%
2.375%, 03/15/2021	45,000,000	45,694,336	1.8%
2.625%, 05/15/2021	190,000,000	194,037,500	7.5%
Total U.S. Treasury Securities
(Cost $537,860,002)		540,063,765	21.0%
Other Government Related Security
Other Government Related Security(1)(2)(3)(8)		3,994,800	0.1%
Total Other Government Related Security
(Cost $4,000,000)		3,994,800	0.1%
Corporate Bonds
Industrials
Anglo American Capital PLC,
4.125%, 04/15/2021(1)(2)	14,000,000	14,236,053	0.6%
BAE Systems Holdings, Inc.,
2.850%, 12/15/2020(2)	12,660,000	12,742,742	0.5%
Broadcom, Inc.,
3.125%, 04/15/2021(2)	16,222,000	16,489,277	0.6%
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	13,473,000	13,600,338	0.5%
CNH Industrial Capital LLC,
4.375%, 11/06/2020	11,550,000	11,652,313	0.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021(2)	16,300,000	16,755,575	0.7%
Fortive Corp.,
2.350%, 06/15/2021	19,400,000	19,644,600	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Global Payments, Inc.,
3.800%, 04/01/2021	$12,116,000	$12,335,489	0.5%
Microchip Technology, Inc.,
3.922%, 06/01/2021	18,618,000	18,980,846	0.7%
MPLX LP,
1.213%, 09/09/2021
(3 Month LIBOR USD + 0.900%)(3)	11,800,000	11,706,458	0.5%
Mylan NV,
3.150%, 06/15/2021(1)	16,675,000	17,023,628	0.7%
NXP Semiconductors NV,
4.125%, 06/01/2021(1)(2)	11,133,000	11,465,150	0.4%
Southern Natural Gas Co. LLC,
4.400%, 06/15/2021	17,228,000	17,634,014	0.7%
Sunoco Logistics Partners Operations LP,
4.400%, 04/01/2021	15,000,000	15,293,441	0.6%
Viterra, Inc.,
5.950%, 08/01/2020(1)(2)	13,450,000	13,506,713	0.5%
Wabtec Corp.,
1.613%, 09/15/2021
(3 Month LIBOR USD + 1.300%)(3)	11,587,000	11,587,000	0.4%
Xylem, Inc.,
4.875%, 10/01/2021	17,675,000	18,603,198	0.7%
Other Industrials(1)(2)(3)(8)		426,167,968	16.5%
Total Industrials
(Cost $678,285,844)		679,424,803	26.4%
Utilities
Emera US Finance LP,
2.700%, 06/15/2021	16,003,000	16,295,554	0.6%
PNM Resources, Inc.,
3.250%, 03/09/2021	15,929,000	16,165,824	0.6%
Other Utilities(1)(2)(3)(8)		27,904,348	1.1%
Total Utilities
(Cost $59,927,882)		60,365,726	2.3%
Financials
Capital One NA,
2.950%, 07/23/2021	14,214,000	14,505,852	0.6%
Credit Suisse,
3.450%, 04/16/2021(1)	11,509,000	11,781,890	0.4%
First Horizon National Corp.,
3.500%, 12/15/2020	18,219,000	18,361,179	0.7%
Morgan Stanley,
2.315%, 01/20/2022
(3 Month LIBOR USD + 1.180%)(3)	17,400,000	17,471,514	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nordea Bank AB,
4.875%, 05/13/2021(1)(2)	$16,765,000	$17,329,844	0.7%
Stifel Financial Corp.,
3.500%, 12/01/2020	13,312,000	13,377,840	0.5%
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021(1)	15,000,000	15,362,250	0.6%
Synchrony Bank,
3.650%, 05/24/2021	11,730,000	11,920,294	0.5%
Willis Towers Watson PLC,
5.750%, 03/15/2021(1)	10,851,000	11,197,599	0.4%
Other Financials(1)(2)(3)(4)(8)		293,562,458	11.4%
Total Financials
(Cost $423,088,120)		424,870,720	16.5%
Total Corporate Bonds
(Cost $1,161,301,846)		1,164,661,249	45.2%
Municipal Bonds
Metropolitan Transportation Authority,
5.000%, 09/01/2021	13,490,000	13,865,831	0.5%
Mission Economic Development Corp.,
2.050%, 01/01/2026(4)	15,000,000	15,006,150	0.6%
Mizuho Floater/Residual Trust,
0.660%, 11/15/2036(2)(4)	15,200,000	15,200,000	0.6%
Public Finance Authority,
1.900%, 09/01/2027(4)	12,000,000	12,005,160	0.5%
Other Municipal Bonds(2)(4)(6)(8)		162,507,267	6.3%
Total Municipal Bonds
(Cost $218,141,992)		218,584,408	8.5%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(2)(3)(4)(8)		15,132,566	0.6%
Total Residential Mortgage-Backed Securities
(Cost $15,147,785)		15,132,566	0.6%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(8)		20,680,420	0.8%
Total Commercial Mortgage-Backed Securities
(Cost $20,658,210)		20,680,420	0.8%
Asset Backed Securities
BA Credit Card Trust,
Series 2018-A1, Class A1, 2.700%, 07/17/2023	12,090,000	12,274,536	0.5%
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1, 2.490%, 01/20/2023	20,628,000	20,874,350	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Dell Equipment Finance Trust,
Series 2020-1, Class A2, 2.260%, 06/22/2022(2)	$11,025,000	$11,213,634	0.4%
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, 1.880%, 02/15/2023	21,290,000	21,332,001	0.8%
Series 2015-A4, Class A4, 2.190%, 04/17/2023	12,619,000	12,685,619	0.5%
Series 2016-A3, Class A3, 1.850%, 10/16/2023	2,000,000	2,023,553	0.1%
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 2.440%, 01/15/2027(2)	17,043,000	17,054,354	0.7%
GM Financial Consumer Automobile Receivables Trust,
Series 2018-1, Class A3, 2.320%, 07/18/2022	12,618,171	12,724,646	0.5%
Hyundai Auto Lease Securitization Trust,
Series 2018-B, Class A3, 3.040%, 10/15/2021(2)	11,912,153	11,976,422	0.5%
Nissan Auto Receivables Owner Trust:
Series 2019-A, Class A2A, 2.820%, 01/18/2022	3,159,757	3,175,611	0.1%
Series 2019-A, Class A3, 2.900%, 10/16/2023	26,635,000	27,433,024	1.0%
Verizon Owner Trust,
Series 2018-1A, Class A1A, 2.820%, 09/20/2022(2)	30,349,696	30,608,834	1.2%
Other Asset Backed Securities(2)(4)(8)		278,433,374	10.8%
Total Asset Backed Securities
(Cost $460,107,048)		461,809,958	17.9%
Total Long-Term Investments
(Cost $2,417,216,883)		2,424,927,166	94.1%
Short-Term Investments
U.S. Treasury Security
United States Treasury Bill, 0.15%(7), 10/08/2020	25,000,000	24,989,344	1.0%
Total U.S. Treasury Security
(Cost $24,989,687)		24,989,344	1.0%
Commercial Paper
Other Commercial Paper(8)		47,905,284	1.8%
Total Commercial Paper
(Cost $47,723,154)		47,905,284	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investments (cont.)

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.11%(5)	97,291,971	$97,291,971	3.8%
Total Money Market Mutual Fund
(Cost $97,291,971)		97,291,971	3.8%
Total Short-Term Investments
(Cost $170,004,812)		170,186,599	6.6%
Total Investments
(Cost $2,587,221,695)		2,595,113,765	100.7%
Liabilities in Excess of Other Assets		(19,112,270)	(0.7)%
TOTAL NET ASSETS		$2,576,001,495	100.0%
Notes to Summary Schedule of Investments
LIBOR – London Inter-bank Offered Rate
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $495,818,336, which represents 19.25% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security or a portion of the security, or group of securities contains a security, purchased on a when-issued or delayed delivery basis.
(7)	Effective yield as of June 30, 2020.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$540,063,765	$—	$540,063,765
Other Government Related Security	—	3,994,800	—	3,994,800
Corporate Bonds	—	1,164,661,249	—	1,164,661,249
Municipal Bonds	—	218,584,408	—	218,584,408
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	15,132,566	—	15,132,566
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	20,680,420	—	20,680,420
Asset Backed Securities	—	461,809,958	—	461,809,958
Total Long-Term Investments	—	2,424,927,166	—	2,424,927,166
Short-Term Investments
U.S. Treasury Security	—	24,989,344	—	24,989,344
Commercial Paper	—	47,905,284	—	47,905,284
Money Market Mutual Fund	97,291,971	—	—	97,291,971
Total Short-Term Investments	97,291,971	72,894,628	—	170,186,599
Total Investments	$97,291,971	$2,497,821,794	$—	$2,595,113,765

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$7,525,022,121

	SEC 30-Day
	Yield(3)
	Institutional Class	1.11%
	Investor Class	0.86%

	Average
	Effective
	Duration	1.91 years

	Average
	Effective
	Maturity	2.00 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%(5)

	Portfolio
	Turnover Rate(6)	42%

	Number of
	Holdings	554

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2020	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	2.93%	4.47%	2.57%	2.45%	2.90%	N/A
Investor Class Shares	2.80%	4.20%	2.32%	N/A	N/A	1.98%
Bloomberg Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	2.88%	4.20%	2.11%	1.63%	2.52%	1.66%

(1)
The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns  reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.125%, 09/30/2021	$250,600,000	$253,575,875	3.3%
1.625%, 08/31/2022	224,325,000	231,370,207	3.1%
2.125%, 12/31/2022	892,025,000	935,476,376	12.4%
1.750%, 05/15/2023	408,700,000	427,091,500	5.7%
Total U.S. Treasury Securities
(Cost $1,828,138,157)		1,847,513,958	24.5%
Other Government Related Securities
Other Government Related Securities(1)(2)(3)(8)		33,139,889	0.4%
Total Other Government Related Securities
(Cost $32,242,523)		33,139,889	0.4%
Corporate Bonds
Industrials
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022(1)(2)	33,135,000	33,919,071	0.5%
Anglo American Capital PLC,
4.125%, 04/15/2021(1)(2)	27,850,000	28,319,577	0.4%
Bayer US Finance II LLC,
3.500%, 06/25/2021(2)	26,245,000	26,904,729	0.4%
BP Capital Markets America, Inc.,
2.937%, 04/06/2023	24,550,000	25,960,700	0.3%
DXC Technology Co.,
4.450%, 09/18/2022	34,423,000	35,956,783	0.5%
Elanco Animal Health, Inc.,
3.912%, 08/27/2021	32,689,000	33,342,780	0.4%
Encana Corp.,
3.900%, 11/15/2021	32,690,000	32,609,107	0.4%
Exxon Mobil Corp.,
1.571%, 04/15/2023	35,000,000	35,921,054	0.5%
General Electric Co.,
3.150%, 09/07/2022	25,175,000	26,363,927	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Global Payments, Inc.,
3.800%, 04/01/2021	$30,693,000	$31,249,024	0.4%
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023(1)(2)	33,725,000	35,250,678	0.5%
Leidos, Inc.,
2.950%, 05/15/2023(2)	27,875,000	29,037,388	0.4%
Microchip Technology, Inc.,
3.922%, 06/01/2021	33,643,000	34,298,668	0.5%
Micron Technology, Inc.,
2.497%, 04/24/2023	36,364,000	37,791,767	0.5%
Mylan, Inc.,
3.125%, 01/15/2023(2)	32,660,000	34,325,125	0.4%
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	34,717,647	0.5%
POSCO,
2.375%, 01/17/2023(1)(2)	35,000,000	35,582,050	0.5%
Reckitt Benckiser Treasury Services PLC,
2.375%, 06/24/2022(1)(2)	30,000,000	30,908,700	0.4%
Suntory Holdings Ltd.,
2.550%, 06/28/2022(1)(2)	25,600,000	26,325,396	0.3%
Verizon Communications, Inc.,
2.946%, 03/15/2022	31,030,000	32,363,230	0.4%
VF Corp.,
2.050%, 04/23/2022	32,900,000	33,692,736	0.4%
Volkswagen Group of America Finance LLC,
4.000%, 11/12/2021(2)	24,700,000	25,712,769	0.3%
Other Industrials(1)(2)(3)(8)		1,742,607,571	23.2%
Total Industrials
(Cost $2,390,957,452)		2,443,160,477	32.5%
Utilities
Dominion Energy, Inc.,
2.450%, 01/15/2023(2)	30,000,000	30,957,925	0.4%
Enel Finance International NV,
2.875%, 05/25/2022(1)(2)	28,583,000	29,564,760	0.4%
Other Utilities(1)(2)(3)(8)		38,440,823	0.5%
Total Utilities
(Cost $96,547,571)		98,963,508	1.3%
Financials
Bank of Nova Scotia,
1.625%, 05/01/2023(1)	30,000,000	30,708,282	0.4%
BPCE SA,
3.000%, 05/22/2022(1)(2)	32,127,000	33,218,508	0.4%
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023
(3 Month LIBOR USD + 0.785%)(1)(3)	36,050,000	37,262,476	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Capital One NA,
3.375%, 02/15/2023	$34,182,000	$35,984,756	0.5%
Citigroup, Inc.,
1.678%, 05/15/2024 (SOFR + 1.667%)(3)	25,000,000	25,498,055	0.3%
Cooperatieve Rabobank UA,
3.950%, 11/09/2022(1)	37,273,000	39,435,591	0.5%
First Horizon National Corp.,
3.550%, 05/26/2023	30,000,000	30,898,094	0.4%
HSBC Holdings PLC,
3.262%, 03/13/2023
(3 Month LIBOR USD + 1.055%)(1)(3)	28,200,000	29,214,025	0.4%
KeyBank NA,
3.180%, 05/22/2022	25,343,000	26,274,120	0.4%
Morgan Stanley,
3.737%, 04/24/2024
(3 Month LIBOR USD + 0.847%)(3)	34,242,000	36,865,471	0.5%
National Bank of Canada,
2.100%, 02/01/2023(1)	36,075,000	37,081,476	0.5%
National Securities Clearing Corp.,
1.200%, 04/23/2023(2)	27,000,000	27,390,627	0.4%
Stifel Financial Corp.,
3.500%, 12/01/2020	27,498,000	27,634,003	0.4%
Synchrony Financial,
2.850%, 07/25/2022	25,219,000	25,649,848	0.3%
Other Financials(1)(2)(3)(8)		1,353,529,454	18.0%
Total Financials
(Cost $1,752,426,539)		1,796,644,786	23.9%
Total Corporate Bonds
(Cost $4,239,931,562)		4,338,768,771	57.7%
Municipal Bonds
County of Sacramento CA:
7.680%, 08/15/2021(7)	33,785,000	34,397,522	0.5%
Massachusetts Educational Financing Authority,
5.000%, 01/01/2024	26,990,000	29,880,089	0.4%
Other Municipal Bonds(3)(7)(8)		160,167,581	2.1%
Total Municipal Bonds
(Cost $223,368,924)		224,445,192	3.0%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
CSMC Trust,
Series 2019-RPL1, Class A1A,
3.650%, 07/25/2058(2)(4)	41,882,126	44,595,593	0.6%
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(8)		184,977,827	2.4%
Total Residential Mortgage-Backed Securities
(Cost $226,949,763)		229,573,420	3.0%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issue
Other U.S. Government Agency Issue(8)		$10,064,821	0.1%
Total U.S. Government Agency Issue
(Cost $9,921,193)		10,064,821	0.1%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues(4)(8)		261,016,865	3.5%
Total Non-U.S. Government Agency Issues
(Cost $259,283,731)		261,016,865	3.5%
Total Commercial Mortgage-Backed Securities
(Cost $269,204,924)		271,081,686	3.6%
Asset Backed Securities
American Express Credit Account Master Trust,
Series 2019-3, Class A, 2.000%, 04/15/2025	$35,602,000	36,857,256	0.5%
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024(2)	27,550,000	28,075,486	0.4%
Fifth Third Auto Trust,
Series 2019-1, Class A3, 2.640%, 12/15/2023	39,895,000	40,922,935	0.5%
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,918,653	0.4%
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,976,980	0.5%
Other Asset Backed Securities(1)(2)(4)(8)		287,839,439	3.8%
Total Asset Backed Securities
(Cost $446,143,715)		456,590,749	6.1%
Total Long-Term Investments
(Cost $7,265,979,568)		7,401,113,665	98.3%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.11%(5)	127,341,325	$127,341,325	1.7%
Total Short-Term Investment
(Cost $127,341,325)		127,341,325	1.7%
Total Investments
(Cost $7,393,320,893)		7,528,454,990	100.0%
Liabilities in Excess of Other Assets		(3,432,869)	(0.0)%
TOTAL NET ASSETS		$7,525,022,121	100.0%
Notes to Summary Schedule of Investments
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $2,019,496,482, which represents 26.84% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,847,513,958	$—	$1,847,513,958
Other Government Related Securities	—	33,139,889	—	33,139,889
Corporate Bonds	—	4,338,768,771	—	4,338,768,771
Municipal Bonds	—	224,445,192	—	224,445,192
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	229,573,420	—	229,573,420
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issue	—	10,064,821	—	10,064,821
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	261,016,865	—	261,016,865
Asset Backed Securities	—	456,590,749	—	456,590,749
Total Long-Term Investments	—	7,401,113,665	—	7,401,113,665
Short-Term Investment
Money Market Mutual Fund	127,341,325	—	—	127,341,325
Total Short-Term Investment	127,341,325	—	—	127,341,325
Total Investments	$127,341,325	$7,401,113,665	$—	$7,528,454,990

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$4,793,586,358

	SEC 30-Day
	Yield(3)
	Institutional Class	1.10%
	Investor Class	0.85%

	Average
	Effective
	Duration	4.09 years

	Average
	Effective
	Maturity	4.46 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	27%

	Number of
	Holdings	537

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	5.56%	7.41%	3.73%	3.77%	4.92%
Investor Class Shares	5.43%	7.16%	3.49%	3.52%	4.66%
Bloomberg Barclays Intermediate U.S.
Government/Credit Bond Index(2)	5.28%	7.12%	3.46%	3.13%	4.49%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$184,950,000	$190,036,125	4.0%
1.875%, 03/31/2022	356,525,000	367,095,410	7.7%
0.500%, 03/15/2023	12,100,000	12,205,402	0.2%
2.500%, 05/15/2024	376,775,000	409,934,143	8.5%
2.250%, 11/15/2025	311,925,000	343,641,437	7.2%
2.000%, 11/15/2026	19,425,000	21,329,561	0.4%
2.250%, 11/15/2027	190,800,000	214,888,500	4.5%
3.125%, 11/15/2028	90,500,000	109,416,621	2.3%
1.625%, 08/15/2029	87,025,000	94,955,833	2.0%
1.500%, 02/15/2030	3,975,000	4,297,037	0.1%
Total U.S. Treasury Securities
(Cost $1,682,402,731)		1,767,800,069	36.9%
Other Government Related Securities
Other Government Related Securities(1)(2)(10)		13,120,198	0.3%
Total Other Government Related Securities
(Cost $12,361,545)		13,120,198	0.3%
Corporate Bonds
Industrials
Carrier Global Corp.,
2.242%, 02/15/2025(2)	13,275,000	13,572,606	0.3%
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	14,012,478	0.3%
CVS Health Corp.,
4.300%, 03/25/2028	15,125,000	17,689,725	0.4%
DXC Technology Co.,
4.450%, 09/18/2022	14,000,000	14,623,797	0.3%
Energy Transfer Operating LP,
5.500%, 06/01/2027	17,931,000	19,985,919	0.4%
Exxon Mobil Corp.,
2.992%, 03/19/2025	13,550,000	14,712,384	0.3%
Fiserv, Inc.,
2.250%, 06/01/2027	16,000,000	16,731,111	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
HP, Inc.,
2.200%, 06/17/2025	$18,325,000	$18,914,382	0.4%
Kinder Morgan, Inc.,
7.800%, 08/01/2031	12,425,000	16,863,275	0.4%
nVent Finance Sarl,
3.950%, 04/15/2023(1)	18,275,000	19,098,597	0.4%
Roper Technologies, Inc.,
2.000%, 06/30/2030	14,675,000	14,685,950	0.3%
Verizon Communications, Inc.,
3.000%, 03/22/2027	13,000,000	14,421,407	0.3%
Williams Companies, Inc.,
4.300%, 03/04/2024	14,329,000	15,578,169	0.3%
Other Industrials(1)(2)(3)(9)(10)		933,894,855	19.5%
Total Industrials
(Cost $1,082,101,596)		1,144,784,655	23.9%
Utilities
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025(2)	14,925,000	17,064,336	0.4%
Edison International,
4.125%, 03/15/2028	13,600,000	14,384,334	0.3%
Enel Finance International NV,
3.500%, 04/06/2028(1)(2)	13,550,000	14,575,342	0.3%
ITC Holdings Corp.,
2.950%, 05/14/2030(2)	15,717,000	16,739,756	0.3%
Other Utilities(1)(2)(10)		56,857,432	1.2%
Total Utilities
(Cost $110,072,345)		119,621,200	2.5%
Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025(1)(2)	14,323,000	15,785,063	0.3%
Citizens Bank NA,
2.250%, 04/28/2025	19,000,000	20,162,683	0.4%
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,298,980	0.3%
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,505,225	0.0%
4.500%, 01/24/2022	3,000,000	3,183,847	0.1%
2.250%, 10/24/2023
(3 Month LIBOR USD + 1.230%)(3)	5,035,000	5,091,342	0.1%
4.023%, 12/05/2024
(3 Month LIBOR USD + 1.000%)(3)	20,000,000	22,037,865	0.5%
2.301%, 10/15/2025 (SOFR + 1.160%)(3)	13,000,000	13,617,228	0.3%
2.005%, 03/13/2026 (SOFR + 1.585%)(3)	7,625,000	7,891,462	0.2%
2.083%, 04/22/2026 (SOFR + 1.850%)(3)	3,000,000	3,115,856	0.1%
2.522%, 04/22/2031 (SOFR + 2.040%)(3)	1,500,000	1,584,158	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023(2)	$12,053,000	$13,794,676	0.3%
Nordea Bank AB,
4.250%, 09/21/2022(1)(2)	12,850,000	13,639,265	0.3%
Wells Fargo & Co.,
2.188%, 04/30/2026 (SOFR + 2.000%)(3)	16,000,000	16,543,477	0.3%
Other Financials(1)(2)(3)(9)(10)		882,328,303	18.4%
Total Financials
(Cost $976,418,826)		1,034,579,430	21.6%
Total Corporate Bonds
(Cost $2,168,592,767)		2,298,985,285	48.0%
Municipal Bonds
Other Municipal Bonds(8)(10)		83,671,648	1.7%
Total Municipal Bonds
(Cost $81,242,667)		83,671,648	1.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues(10)		19,241	0.0%
Total U.S. Government Agency Issues
(Cost $18,397)		19,241	0.0%
Non-U.S. Government Agency Issues
Towd Point Mortgage Trust,
Series 2019-4, Class A1, 2.900%, 10/25/2059(2)(4)	13,019,874	13,695,577	0.3%
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(10)		51,581,888	1.1%
Total Non-U.S. Government Agency Issues
(Cost $63,459,060)		65,277,465	1.4%
Total Residential Mortgage-Backed Securities
(Cost $63,477,457)		65,296,706	1.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,125,000	17,703,954	0.4%
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,644,008	0.3%
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	15,212,411	0.3%
Series K038, Class A2, 3.389%, 03/25/2024	1,650,000	1,803,697	0.0%
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,802,430	0.1%
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,386,223	0.1%
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,670,867	0.1%
Series K048, Class A2, 3.284%, 06/25/2025(4)	8,725,000	9,721,003	0.2%
Series K050, Class A2, 3.334%, 08/25/2025(4)	12,375,000	13,853,323	0.3%
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	10,479,629	0.2%
Series K062, Class A2, 3.413%, 12/25/2026	21,599,000	24,769,614	0.5%
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Freddie Mac Multifamily Structured
Pass Through Certificates: (cont.)
Series K068, Class A2, 3.244%, 08/25/2027	$9,354,000	$10,730,789	0.2%
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	8,156,069	0.2%
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	10,533,795	0.2%
Series K083, Class A2, 4.050%, 09/25/2028(4)	9,525,000	11,574,852	0.3%
Total U.S. Government Agency Issues
(Cost $155,056,505)		165,042,664	3.4%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	13,635,576	14,478,913	0.3%
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,025,000	14,148,203	0.3%
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	12,980,000	13,345,561	0.3%
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,978,154	0.3%
Series 2015-C27, Class A4, 3.753%, 12/17/2047	28,920,000	31,968,683	0.6%
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	14,787,961	15,341,390	0.3%
Series 2015-P2, Class A4, 3.809%, 12/17/2048	20,769,144	23,144,038	0.5%
Other Non-U.S. Government Agency Issues(10)		80,012,445	1.7%
Total Non-U.S. Government Agency Issues
(Cost $199,989,956)		206,417,387	4.3%
Total Commercial Mortgage-Backed Securities
(Cost $355,046,461)		371,460,051	7.7%
Asset Backed Securities
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023(2)	15,050,000	15,376,648	0.3%
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022(2)	14,555,000	14,613,666	0.3%
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060(2)(4)	13,929,244	14,127,332	0.3%
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031(2)	19,075,000	20,302,095	0.4%
Other Asset Backed Securities(2)(10)		68,873,215	1.5%
Total Asset Backed Securities
(Cost $129,186,127)		133,292,956	2.8%
Total Long-Term Investments
(Cost $4,492,309,755)		4,733,626,913	98.8%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.11%(5)	136,113,797	$136,113,797	2.8%
Total Short-Term Investment
(Cost $136,113,797)		136,113,797	2.8%
Total Investments
(Cost $4,628,423,552)		4,869,740,710	101.6%
Liabilities in Excess of Other Assets		(76,154,352)	(1.6)%
TOTAL NET ASSETS		$4,793,586,358	100.0%
Notes to Summary Schedule of Investments
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $891,416,602, which represents 18.60% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contains a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, or group of securities contains a security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default, or group of securities contains a security in default.
(10)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,767,800,069	$—	$1,767,800,069
Other Government Related Securities	—	13,120,198	—	13,120,198
Corporate Bonds	—	2,298,985,285	—	2,298,985,285
Municipal Bonds	—	83,671,648	—	83,671,648
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	19,241	—	19,241
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	65,277,465	—	65,277,465
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	165,042,664	—	165,042,664
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	206,417,387	—	206,417,387
Asset Backed Securities	—	133,292,956	—	133,292,956
Total Long-Term Investments	—	4,733,626,913	—	4,733,626,913
Short-Term Investment
Money Market Mutual Fund	136,113,797	—	—	136,113,797
Total Short-Term Investment	136,113,797	—	—	136,113,797
Total Investments	$136,113,797	$4,733,626,913	$—	$4,869,740,710

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$26,991,077,120

	SEC 30-Day
	Yield(3)
	Institutional Class	1.71%
	Investor Class	1.47%

	Average
	Effective
	Duration	6.04 years

	Average
	Effective
	Maturity	7.81 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(4)
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	24%

	Number of
	Holdings	1,392

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	6.36%	9.25%	4.69%	4.68%	5.33%
Investor Class Shares	6.27%	8.92%	4.44%	4.42%	5.28%
Bloomberg Barclays U.S.
Aggregate Bond Index(2)	6.14%	8.74%	4.30%	3.82%	5.05%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, mortgage-backed and commercial mortgage-backed securities, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$1,140,350,000	$1,174,159,599	4.3%
2.125%, 12/31/2022	554,875,000	581,903,483	2.2%
2.500%, 05/15/2024	36,610,000	39,831,966	0.1%
2.250%, 11/15/2025	46,300,000	51,007,770	0.2%
2.000%, 11/15/2026	239,975,000	263,503,800	1.0%
2.250%, 11/15/2027	9,300,000	10,474,125	0.0%
1.625%, 08/15/2029	63,825,000	69,641,552	0.3%
2.875%, 05/15/2043	791,550,000	1,034,054,949	3.8%
2.500%, 02/15/2045	823,000,000	1,015,183,355	3.8%
2.875%, 05/15/2049	304,750,000	412,293,416	1.5%
Total U.S. Treasury Securities
(Cost $4,231,579,727)		4,652,054,015	17.2%
Other Government Related Securities
Other Government Related Securities(1)(2)(10)		83,146,870	0.3%
Total Other Government Related Securities
(Cost $81,623,810)		83,146,870	0.3%
Corporate Bonds
Industrials
Charter Communications Operating LLC,
4.908%, 07/23/2025	54,750,000	62,748,054	0.2%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	60,000,000	70,500,000	0.3%
Solvay Finance America LLC,
4.450%, 12/03/2025(2)	61,307,000	69,252,940	0.3%
Other Industrials(1)(2)(7)(8)(9)(10)		6,024,982,415	22.3%
Total Industrials
(Cost $5,796,993,133)		6,227,483,409	23.1%
Utilities
Other Utilities(1)(2)(10)		455,553,154	1.7%
Total Utilities
(Cost $417,080,797)		455,553,154	1.7%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025(1)(2)	$59,016,000	$65,040,235	0.2%
Bank of America Corp.,
2.592%, 04/29/2031 (SOFR + 2.150%)(3)	60,000,000	63,488,735	0.2%
JPMorgan Chase & Co.,
2.083%, 04/22/2026 (SOFR + 1.850%)(3)	76,000,000	78,935,011	0.3%
Other Financials(1)(2)(3)(8)(9)(10)		4,903,138,723	18.2%
Total Financials
(Cost $4,799,499,584)		5,110,602,704	18.9%
Total Corporate Bonds
(Cost $11,013,573,514)		11,793,639,267	43.7%
Municipal Bonds
Other Municipal Bonds(3)(8)(10)		317,835,617	1.2%
Total Municipal Bonds
(Cost $309,530,797)		317,835,617	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
2.500%, 04/01/2028	1,993,129	2,092,331	0.0%
6.500%, 06/01/2029	84,689	94,998	0.0%
3.000%, 04/01/2031	6,185,457	6,571,865	0.0%
3.000%, 02/01/2032	56,260,576	59,992,644	0.2%
3.000%, 03/01/2032	2,222,053	2,366,122	0.0%
3.500%, 05/01/2032	15,771,787	16,877,193	0.1%
3.000%, 07/01/2032	13,997,441	14,924,779	0.1%
3.500%, 07/01/2032	19,939,829	21,343,415	0.1%
3.000%, 04/01/2033	1,940,989	2,069,531	0.0%
5.000%, 08/01/2033	3,914,915	4,460,553	0.0%
3.500%, 01/01/2034	15,662,445	16,753,164	0.1%
5.000%, 09/01/2035	7,997,522	9,179,656	0.0%
5.500%, 01/01/2036	132,798	152,219	0.0%
5.000%, 03/01/2036	3,479,217	3,993,155	0.0%
6.000%, 12/01/2036	122,650	143,152	0.0%
4.000%, 03/01/2037	3,600,928	3,874,234	0.0%
5.000%, 02/01/2038	1,895,968	2,175,343	0.0%
5.500%, 05/01/2038	416,089	476,596	0.0%
5.500%, 01/01/2039	8,476,821	9,714,315	0.0%
4.500%, 11/01/2039	6,460,088	7,182,121	0.0%
4.500%, 12/01/2039	18,089,161	20,114,658	0.1%
5.000%, 03/01/2040	725,547	834,172	0.0%
4.500%, 08/01/2040	614,144	682,787	0.0%
4.500%, 09/01/2040	2,453,207	2,728,316	0.0%
4.000%, 01/01/2041	36,972,594	40,539,557	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
4.500%, 03/01/2041	$1,828,187	$2,032,496	0.0%
3.500%, 10/01/2041	7,751,089	8,381,032	0.0%
4.000%, 03/01/2042	5,762,450	6,324,724	0.0%
3.500%, 06/01/2042	4,050,255	4,384,289	0.0%
3.500%, 07/01/2042	10,663,814	11,552,256	0.1%
3.000%, 08/01/2042	14,452,025	15,485,169	0.1%
3.000%, 10/01/2042	5,616,551	6,018,822	0.0%
3.000%, 11/01/2042	31,262,289	33,812,539	0.1%
3.500%, 12/01/2042	11,243,642	12,168,866	0.1%
3.000%, 01/01/2043	33,664,769	36,083,263	0.1%
3.500%, 01/01/2043	17,965,185	19,453,019	0.1%
3.000%, 02/01/2043	3,102,450	3,325,327	0.0%
3.000%, 04/01/2043	26,543,873	28,494,957	0.1%
3.500%, 04/01/2043	51,800,849	56,071,007	0.2%
4.000%, 04/01/2043	16,996,091	19,231,927	0.1%
3.500%, 05/01/2043	10,558,017	11,425,712	0.1%
3.000%, 06/01/2043	15,957,949	17,104,750	0.1%
3.000%, 08/01/2043	4,964,025	5,318,575	0.0%
3.500%, 11/01/2043	8,170,804	8,836,758	0.0%
3.500%, 01/01/2044	9,597,851	10,389,081	0.0%
3.500%, 02/01/2044	33,095,974	35,809,530	0.1%
4.000%, 03/01/2044	4,734,332	5,177,571	0.0%
3.500%, 05/01/2044	35,449,950	38,761,832	0.2%
4.000%, 05/01/2044	18,017,948	19,771,816	0.1%
4.000%, 07/01/2044	3,943,089	4,317,751	0.0%
3.500%, 10/01/2044	70,730,053	75,790,626	0.3%
4.000%, 10/01/2044	9,550,668	10,473,353	0.0%
3.000%, 01/01/2045	22,670,706	24,122,293	0.1%
3.500%, 01/01/2045	24,248,300	26,353,843	0.1%
4.500%, 01/01/2045	27,627,727	30,981,423	0.1%
3.500%, 06/01/2045	17,471,151	19,103,396	0.1%
3.500%, 07/01/2045	68,080,395	73,620,113	0.3%
3.000%, 10/01/2045	34,877,138	37,360,273	0.1%
4.000%, 10/01/2045	6,086,100	6,558,960	0.0%
4.000%, 11/01/2045	12,654,821	13,667,272	0.1%
3.000%, 01/01/2046(8)	94,533,758	102,717,262	0.4%
3.000%, 01/01/2046	74,146,832	80,588,895	0.3%
3.500%, 01/01/2046	32,023,045	34,822,619	0.1%
4.000%, 02/01/2046	17,200,253	18,544,357	0.1%
4.000%, 02/01/2046	67,605,285	74,151,595	0.3%
4.000%, 04/01/2046	9,399,786	10,271,639	0.0%
3.500%, 05/01/2046	8,335,969	8,889,038	0.0%
3.000%, 08/01/2046	31,158,257	32,978,838	0.1%
3.500%, 08/01/2046	29,370,703	32,082,472	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
3.000%, 10/01/2046	$120,923,576	$130,161,722	0.5%
3.000%, 12/01/2046(8)	76,557,502	80,899,492	0.3%
4.000%, 01/01/2047	53,130,262	58,754,774	0.2%
3.000%, 02/01/2047	45,117,139	47,630,479	0.2%
4.500%, 04/01/2047	43,191,656	46,703,187	0.2%
3.000%, 05/01/2047	58,449,279	62,490,736	0.2%
4.000%, 09/01/2047	23,442,725	24,929,505	0.1%
3.000%, 02/01/2048	1,070,396	1,128,346	0.0%
4.000%, 08/01/2048	37,285,298	40,237,661	0.2%
3.000%, 11/01/2049	85,301,234	91,492,484	0.3%
4.000%, 05/01/2050(8)	119,823,447	131,217,097	0.5%
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	794	835	0.0%
2.500%, 12/01/2027	6,552,043	6,875,356	0.0%
2.500%, 05/01/2028	9,280,911	9,866,757	0.0%
5.000%, 05/01/2028	132,487	144,432	0.0%
4.500%, 08/01/2029	1,032,477	1,111,560	0.0%
4.500%, 09/01/2029	1,197,660	1,292,404	0.0%
2.500%, 04/01/2030	3,430,881	3,640,893	0.0%
2.500%, 05/01/2030	10,854,713	11,525,329	0.1%
3.500%, 11/01/2030	28,484,641	30,435,077	0.1%
3.000%, 12/01/2030	29,837,438	31,715,352	0.1%
2.500%, 09/01/2031	39,103,158	41,566,592	0.2%
3.500%, 01/01/2032	38,308,400	40,978,342	0.2%
2.500%, 02/01/2032	6,393,644	6,769,686	0.0%
3.000%, 09/01/2032	2,538,543	2,693,039	0.0%
3.000%, 10/01/2032	1,948,773	2,059,365	0.0%
3.000%, 11/01/2032(8)	4,969,651	5,286,837	0.0%
2.500%, 12/01/2032	45,328,607	47,567,379	0.2%
3.000%, 12/01/2032	3,804,692	4,044,244	0.0%
6.000%, 03/01/2033	34,902	40,534	0.0%
3.500%, 10/01/2033	18,493,984	19,790,873	0.1%
4.500%, 10/01/2033	13,065,596	14,286,547	0.1%
5.000%, 10/01/2033	13,981,252	16,036,366	0.1%
3.000%, 11/01/2033	80,045,891	85,988,037	0.3%
5.000%, 11/01/2033	39,578	45,400	0.0%
4.000%, 01/01/2034	5,835,642	6,283,259	0.0%
5.500%, 04/01/2034	4,778,719	5,479,100	0.0%
4.000%, 06/01/2034	7,623,649	8,207,006	0.0%
4.000%, 09/01/2034	9,116,827	9,814,511	0.0%
5.500%, 09/01/2034	125,150	143,513	0.0%
6.000%, 11/01/2034	34,346	40,063	0.0%
3.500%, 01/01/2035	52,136,183	55,683,799	0.2%
5.500%, 02/01/2035	424,712	487,286	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.000%, 06/01/2035	$12,792,419	$13,630,090	0.1%
5.000%, 07/01/2035	3,636,429	4,171,942	0.0%
5.000%, 10/01/2035	1,768,143	2,029,449	0.0%
5.000%, 02/01/2036	2,589,994	2,973,137	0.0%
3.000%, 11/01/2036	36,315,324	38,459,316	0.2%
5.500%, 11/01/2036	166,886	191,726	0.0%
2.500%, 12/01/2036	25,645,391	26,877,030	0.1%
5.500%, 04/01/2037	1,066,195	1,216,341	0.0%
4.000%, 05/01/2037	39,275,087	42,240,493	0.2%
4.000%, 02/01/2038	36,018,559	38,723,254	0.2%
2.500%, 04/01/2038	58,109,301	61,147,757	0.2%
3.000%, 05/01/2038	31,299,189	32,986,947	0.1%
4.000%, 04/01/2039	9,952,360	10,685,080	0.0%
4.500%, 04/01/2039	13,251,997	14,736,111	0.1%
5.000%, 06/01/2039	21,113,537	24,156,998	0.1%
4.500%, 11/01/2039	166,756	185,417	0.0%
4.000%, 08/01/2040	1,250,649	1,372,679	0.0%
4.000%, 10/01/2040	26,723,157	29,482,383	0.1%
3.500%, 12/01/2040	8,041,685	8,699,306	0.0%
4.000%, 12/01/2040	7,640,783	8,388,507	0.0%
3.500%, 02/01/2041	12,347,549	13,359,562	0.1%
4.000%, 02/01/2041	18,183,611	19,955,991	0.1%
4.500%, 02/01/2041	46,528,083	51,573,914	0.2%
3.500%, 03/01/2041	17,752,678	19,207,250	0.1%
4.500%, 05/01/2041	6,473,006	7,201,309	0.0%
4.000%, 06/01/2041	14,091,863	15,465,253	0.1%
4.500%, 07/01/2041	6,646,864	7,393,987	0.0%
5.000%, 07/01/2041	9,625,670	11,038,408	0.1%
3.500%, 09/01/2041	17,979,911	19,453,783	0.1%
4.000%, 09/01/2041	1,908,036	2,092,730	0.0%
4.000%, 10/01/2041	5,345,582	5,866,167	0.0%
3.500%, 11/01/2041	6,999,032	7,572,478	0.0%
3.500%, 12/01/2041	31,485,785	34,049,971	0.1%
4.000%, 12/01/2041	7,789,193	8,548,820	0.0%
4.000%, 01/01/2042	9,487,531	10,403,343	0.0%
4.500%, 01/01/2042	9,623,478	10,709,877	0.0%
4.000%, 02/01/2042	36,291,282	39,842,765	0.2%
3.000%, 04/01/2042	51,555,922	55,014,787	0.2%
3.000%, 05/01/2042	7,279,194	7,799,870	0.0%
3.500%, 07/01/2042	83,808,229	91,645,540	0.3%
3.500%, 08/01/2042	7,465,863	8,081,942	0.0%
4.000%, 08/01/2042	12,549,179	13,777,027	0.1%
3.000%, 10/01/2042	17,199,685	18,757,978	0.1%
3.000%, 03/01/2043	35,754,108	38,369,319	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.000%, 05/01/2043	$47,893,236	$51,351,442	0.2%
3.500%, 05/01/2043	31,746,261	34,605,379	0.1%
3.000%, 06/01/2043	7,539,471	8,078,814	0.0%
3.000%, 07/01/2043	2,884,539	3,091,269	0.0%
4.000%, 07/01/2043	26,091,151	28,646,831	0.1%
3.000%, 08/01/2043	4,839,433	5,183,263	0.0%
3.500%, 09/01/2043	45,571,612	49,269,811	0.2%
4.500%, 09/01/2043	10,301,604	11,460,728	0.0%
3.000%, 10/01/2043	89,212,529	95,224,400	0.4%
3.500%, 10/01/2043	48,803,033	52,814,438	0.2%
3.000%, 11/01/2043	23,827,450	25,526,717	0.1%
4.000%, 11/01/2043	7,449,767	8,181,918	0.0%
4.000%, 01/01/2045	6,365,223	6,937,241	0.0%
3.500%, 02/01/2045	34,922,240	37,792,193	0.1%
4.000%, 02/01/2045	17,128,815	18,777,784	0.1%
3.500%, 04/01/2045	25,541,403	27,763,342	0.1%
4.000%, 09/01/2045	5,333,261	5,794,249	0.0%
4.000%, 10/01/2045	7,144,196	7,761,704	0.0%
4.000%, 11/01/2045	26,848,189	29,043,663	0.1%
3.500%, 12/01/2045	27,872,722	29,737,307	0.1%
4.500%, 02/01/2046	27,784,911	30,888,935	0.1%
3.000%, 05/01/2046	13,590,823	14,691,261	0.1%
3.500%, 05/01/2046	46,125,471	49,206,187	0.2%
3.000%, 07/01/2046	8,909,402	9,645,778	0.0%
4.500%, 08/01/2046	23,511,847	26,146,314	0.1%
3.500%, 09/01/2046	5,080,617	5,554,152	0.0%
2.500%, 10/01/2046	26,058,547	27,600,129	0.1%
3.000%, 11/01/2046	69,339,893	74,062,982	0.3%
3.500%, 11/01/2046	45,972,120	49,223,510	0.2%
3.000%, 12/01/2046	23,895,823	25,830,815	0.1%
3.500%, 05/01/2047	3,156,126	3,361,564	0.0%
4.000%, 08/01/2047	60,577,553	65,189,835	0.2%
3.500%, 10/01/2047	16,709,891	17,665,025	0.1%
4.000%, 10/01/2047	44,024,650	46,973,414	0.2%
4.000%, 11/01/2047	36,242,381	38,663,531	0.2%
4.500%, 11/01/2047	14,255,198	15,373,242	0.1%
3.500%, 12/01/2047	47,553,602	50,214,981	0.2%
4.000%, 12/01/2047	57,271,033	60,954,600	0.2%
3.500%, 01/01/2048	12,471,200	13,154,316	0.1%
4.000%, 04/01/2048	17,948,926	19,048,646	0.1%
4.000%, 07/01/2048	28,346,226	31,316,608	0.1%
4.000%, 09/01/2048	15,314,206	16,238,468	0.1%
3.000%, 11/01/2048	135,400,659	142,701,922	0.5%
4.500%, 11/01/2048	47,929,295	51,603,846	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
5.000%, 11/01/2048	$44,877,946	$50,894,283	0.2%
4.500%, 01/01/2049	25,111,172	27,706,128	0.1%
3.500%, 06/01/2049	84,732,362	89,086,913	0.3%
3.500%, 01/01/2050	52,789,149	57,343,900	0.2%
3.000%, 05/01/2050	60,820,705	65,622,597	0.2%
3.500%, 05/01/2052	77,937,724	84,333,622	0.3%
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	33,420	38,399	0.0%
5.000%, 07/20/2040	1,458,780	1,646,135	0.0%
3.500%, 10/20/2041	6,801,779	7,395,054	0.0%
4.000%, 06/20/2042	7,599,293	8,369,876	0.0%
3.500%, 09/20/2042	2,991,276	3,252,217	0.0%
3.500%, 01/20/2043	60,265,715	65,523,116	0.2%
4.000%, 10/20/2043	11,516,692	12,626,290	0.1%
4.000%, 09/20/2044	42,414,803	46,216,865	0.2%
4.000%, 01/20/2045	9,070,616	9,876,885	0.0%
3.500%, 03/20/2045	13,908,283	14,979,349	0.1%
3.000%, 04/20/2045	22,047,135	23,466,665	0.1%
3.500%, 04/20/2045	26,093,344	27,932,348	0.1%
4.000%, 08/20/2045	8,886,374	9,631,235	0.0%
4.500%, 01/20/2046	12,548,782	13,754,101	0.1%
4.000%, 04/20/2046	9,585,826	10,361,188	0.0%
4.000%, 05/20/2046	23,249,091	25,129,934	0.1%
3.000%, 11/20/2046	35,250,808	37,888,383	0.1%
5.000%, 04/20/2047	2,151,672	2,379,748	0.0%
4.500%, 06/20/2047	39,870,718	43,561,487	0.2%
4.500%, 07/20/2047	9,858,872	10,745,518	0.0%
4.500%, 09/20/2047	13,146,990	14,344,990	0.1%
3.500%, 02/20/2050	154,990,825	166,663,913	0.6%
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	61,602,094	65,553,160	0.3%
Other U.S. Government Agency Issues(10)		12,822,128	0.1%
Total U.S. Government Agency Issues
(Cost $5,616,525,187)		5,878,728,483	21.8%
Non-U.S. Government Agency Issues
Towd Point Mortgage Trust,
Series 2019-4, Class A1, 2.900%, 10/25/2059(2)(4)	67,694,321	71,207,508	0.3%
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(10)		534,670,687	2.0%
Total Non-U.S. Government Agency Issues
(Cost $593,957,201)		605,878,195	2.3%
Total Residential Mortgage-Backed Securities
(Cost $6,210,482,388)		6,484,606,678	24.1%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	$17,950,000	$18,556,845	0.1%
Series K721, Class A2, 3.090%, 08/25/2022(4)	25,545,000	26,592,927	0.1%
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	49,705,041	0.2%
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	29,136,693	0.1%
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	29,821,571	0.1%
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	75,873,321	0.3%
Series K048, Class A2, 3.284%, 06/25/2025(4)	60,430,000	67,328,393	0.3%
Series K050, Class A2, 3.334%, 08/25/2025(4)	82,739,000	92,623,034	0.3%
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	24,033,283	0.1%
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	23,324,673	0.1%
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	21,753,037	0.1%
Series K063, Class A2, 3.430%, 01/25/2027(4)	63,971,857	73,452,870	0.3%
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	59,128,295	0.2%
Series K065, Class A2, 3.243%, 04/25/2027	31,065,000	35,486,106	0.1%
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	12,600,481	0.0%
Series K067, Class A2, 3.194%, 07/25/2027	59,034,045	67,504,899	0.3%
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	10,324,685	0.0%
Series K069, Class A2, 3.187%, 09/25/2027(4)	25,488,779	29,150,319	0.1%
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	29,429,864	0.1%
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	7,041,943	0.0%
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,562,706	0.0%
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	25,454,326	0.1%
Series K076, Class A2, 3.900%, 04/25/2028	18,299,000	21,914,193	0.1%
Series K077, Class A2, 3.850%, 05/25/2028(4)	68,650,000	81,855,514	0.3%
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	71,295,876	0.3%
Series K080, Class A2, 3.926%, 07/25/2028(4)	31,225,000	37,467,677	0.1%
Series K082, Class A2, 3.920%, 09/25/2028(4)	56,545,000	67,940,706	0.3%
Series K083, Class A2, 4.050%, 09/25/2028(4)	1,000,000	1,215,208	0.0%
Series K084, Class A2, 3.780%, 10/25/2028(4)	2,700,000	3,212,826	0.0%
Series K085, Class A2, 4.060%, 10/25/2028(4)	9,304,000	11,288,520	0.0%
Series K156, Class A3, 3.700%, 06/25/2033(4)	11,088,000	13,589,869	0.1%
Other U.S. Government Agency Issues(4)(10)		9,284,592	0.0%
Total U.S. Government Agency Issues
(Cost $1,045,900,250)		1,128,950,293	4.2%
Non-U.S. Government Agency Issues
BANK,
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	84,873,000	95,501,137	0.4%
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	59,202,541	62,864,117	0.2%
Other Non-U.S. Government Agency Issues(4)(10)		1,060,373,226	3.9%
Total Non-U.S. Government Agency Issues
(Cost $1,174,676,006)		1,218,738,480	4.5%
Total Commercial Mortgage-Backed Securities
(Cost $2,220,576,256)		2,347,688,773	8.7%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Asset Backed Securities
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031(2)	$68,654,950	$73,071,523	0.3%
Other Asset Backed Securities(2)(4)(10)		492,700,059	1.8%
Total Asset Backed Securities
(Cost $546,595,718)		565,771,582	2.1%
Total Long-Term Investments
(Cost $24,613,962,210)		26,244,742,802	97.3%
Short-Term Investment
	Shares
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.11%(5)	1,252,507,500	1,252,507,500	4.6%
Total Short-Term Investment
(Cost $1,252,507,500)		1,252,507,500	4.6%
Total Investments
(Cost $25,866,469,710)		27,497,250,302	101.9%
Liabilities in Excess of Other Assets		(506,173,182)	(1.9)%
TOTAL NET ASSETS		$26,991,077,120	100.0%
Notes to Summary Schedule of Investments
SOFR – Secured Overnight Financing Rate
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $4,603,139,170, which represents 17.05% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contains a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default, or group of securities contains a security in default.
(10)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$4,652,054,015	$—	$4,652,054,015
Other Government Related Securities	—	83,146,870	—	83,146,870
Corporate Bonds	—	11,793,639,267	—	11,793,639,267
Municipal Bonds	—	317,835,617	—	317,835,617
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	5,878,728,483	—	5,878,728,483
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	605,878,195	—	605,878,195
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,128,950,293	—	1,128,950,293
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	1,218,738,480	—	1,218,738,480
Asset Backed Securities	—	565,771,582	—	565,771,582
Total Long-Term Investments	—	26,244,742,802	—	26,244,742,802
Short-Term Investment
Money Market Mutual Fund	1,252,507,500	—	—	1,252,507,500
Total Short-Term Investment	1,252,507,500	—	—	1,252,507,500
Total Investments	$1,252,507,500	$26,244,742,802	$—	$27,497,250,302

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$26,585,560,339

	SEC 30-Day
	Yield(3)
	Institutional Class	1.89%
	Investor Class	1.65%

	Average
	Effective
	Duration	5.89 years

	Average
	Effective
	Maturity	7.65 years

	Annualized
	Expense
	Ratio(4)
	Institutional Class	0.30%
Sector Weightings(1)	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate(6)	24%

	Number of
	Holdings	1,574

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(4)	Reflects expense ratios as stated in the Fund’s current prospectus.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	5.80%	8.83%	4.88%	4.86%	5.96%
Investor Class Shares	5.68%	8.53%	4.60%	4.60%	5.69%
Bloomberg Barclays U.S.
Universal Bond Index(2)	5.17%	7.88%	4.42%	4.12%	5.26%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This Index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$220,850,000	$227,397,858	0.9%
1.625%, 08/31/2022	3,950,000	4,074,055	0.0%
2.125%, 12/31/2022	372,290,000	390,424,596	1.5%
3.125%, 11/15/2028	25,000,000	30,225,586	0.1%
2.875%, 05/15/2043	799,450,000	1,044,375,250	3.9%
2.500%, 02/15/2045	631,275,000	778,687,573	2.9%
2.875%, 05/15/2049	156,350,000	211,524,448	0.8%
2.000%, 02/15/2050	4,500,000	5,153,555	0.0%
Total U.S. Treasury Securities
(Cost $2,370,772,503)		2,691,862,921	10.1%
Other Government Related Securities
Other Government Related Securities(1)(2)(10)		187,131,670	0.7%
Total Other Government Related Securities
(Cost $179,061,715)		187,131,670	0.7%
Corporate Bonds
Industrials
Charter Communications Operating LLC,
4.908%, 07/23/2025	63,550,000	72,833,585	0.3%
Keysight Technologies, Inc.,
4.600%, 04/06/2027	50,189,000	59,072,255	0.2%
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	55,015,000	64,642,625	0.2%
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023(1)	54,946,000	58,233,006	0.2%
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	58,984,159	0.2%
Other Industrials(1)(2)(8)(9)(10)		7,645,523,722	28.8%
Total Industrials
(Cost $7,446,360,245)		7,959,289,352	29.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Utilities
Other Utilities(1)(2)(10)		$453,258,312	1.7%
Total Utilities
(Cost $413,450,880)		453,258,312	1.7%
Financials
JPMorgan Chase & Co.,
2.083%, 04/22/2026 (SOFR + 1.850%)(3)	$71,000,000	73,741,919	0.3%
LeasePlan Corp. NV,
2.875%, 10/24/2024(1)(2)	73,328,000	74,978,965	0.3%
Nationwide Building Society,
4.000%, 09/14/2026 (1)(2)	58,541,000	63,282,509	0.2%
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023
(3 Month LIBOR USD + 1.480%)(1)(3)	62,335,000	64,716,444	0.3%
Other Financials(1)(2)(3)(8)(10)		5,367,644,150	20.2%
Total Financials
(Cost $5,310,124,000)		5,644,363,987	21.3%
Total Corporate Bonds
(Cost $13,169,935,125)		14,056,911,651	52.9%
Municipal Bonds
Other Municipal Bonds(2)(4)(8)(10)		312,497,176	1.2%
Total Municipal Bonds
(Cost $301,990,176)		312,497,176	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	781	821	0.0%
5.000%, 05/01/2021	799	839	0.0%
6.000%, 06/01/2021	1,155	1,174	0.0%
6.500%, 12/01/2028	10,445	11,768	0.0%
6.500%, 06/01/2029	4,188	4,698	0.0%
3.000%, 10/01/2030	27,134,681	28,848,702	0.1%
3.000%, 02/01/2032	41,367,341	44,111,461	0.2%
3.500%, 05/01/2032	20,305,864	21,729,052	0.1%
3.000%, 07/01/2032	9,316,531	9,932,323	0.0%
3.000%, 10/01/2032	6,817,795	7,268,623	0.0%
3.000%, 11/01/2032	10,856,014	11,574,380	0.1%
3.000%, 12/01/2032	11,365,920	12,114,494	0.1%
3.000%, 01/01/2033	5,091,671	5,428,388	0.0%
3.000%, 04/01/2033	5,396,025	5,753,403	0.0%
3.500%, 01/01/2034	19,930,276	21,318,203	0.1%
3.000%, 05/01/2035	7,419,530	7,886,235	0.0%
3.000%, 09/01/2035	10,671,107	11,296,362	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
3.000%, 10/01/2035	$14,733,951	$15,597,728	0.1%
5.000%, 03/01/2036	3,842,223	4,409,784	0.0%
5.500%, 04/01/2037	82,564	94,878	0.0%
5.500%, 04/01/2038	51,761	59,424	0.0%
5.500%, 05/01/2038	86,507	99,086	0.0%
5.500%, 01/01/2039	13,629,537	15,619,254	0.1%
4.500%, 11/01/2039	2,230,564	2,479,685	0.0%
4.500%, 08/01/2040	4,150,628	4,613,725	0.0%
4.000%, 10/01/2040	17,893,734	19,628,456	0.1%
4.000%, 01/01/2041	12,424,776	13,623,458	0.1%
3.500%, 06/01/2042	8,706,478	9,423,257	0.0%
3.500%, 07/01/2042	49,586,215	53,682,312	0.2%
3.000%, 08/01/2042	17,236,441	18,468,637	0.1%
3.500%, 09/01/2042	11,170,704	12,093,422	0.0%
3.000%, 11/01/2042	41,906,810	45,325,398	0.2%
3.500%, 12/01/2042	17,787,369	19,251,067	0.1%
3.000%, 01/01/2043	29,869,944	32,020,112	0.1%
3.000%, 02/01/2043	5,793,174	6,209,351	0.0%
3.500%, 02/01/2043	13,232,202	14,467,684	0.1%
3.000%, 03/01/2043	14,065,184	15,077,613	0.1%
3.000%, 04/01/2043	22,452,163	24,167,408	0.1%
3.000%, 06/01/2043	9,636,379	10,328,887	0.0%
3.000%, 08/01/2043	21,992,077	23,562,837	0.1%
4.500%, 12/01/2043	9,594,822	10,726,604	0.0%
3.500%, 05/01/2044	33,201,777	36,303,625	0.1%
3.500%, 08/01/2044	45,662,372	49,215,678	0.2%
4.000%, 09/01/2044	10,259,853	11,166,895	0.0%
4.000%, 10/01/2044	15,833,928	17,363,637	0.1%
3.500%, 01/01/2045	19,360,461	21,041,581	0.1%
4.000%, 02/01/2045	10,997,175	11,923,541	0.0%
3.500%, 06/01/2045	21,847,250	23,888,333	0.1%
3.500%, 07/01/2045	19,471,107	21,055,475	0.1%
3.000%, 10/01/2045	29,000,308	31,065,032	0.1%
4.000%, 10/01/2045	16,101,210	17,392,536	0.1%
3.500%, 12/01/2045	20,539,271	21,906,814	0.1%
4.000%, 12/01/2045	6,695,823	7,244,519	0.0%
3.000%, 01/01/2046	77,205,858	83,913,696	0.3%
3.500%, 01/01/2046	44,094,232	47,949,114	0.2%
4.000%, 02/01/2046	8,855,478	9,547,484	0.0%
4.000%, 02/01/2046	20,247,965	22,208,603	0.1%
3.500%, 03/01/2046	5,730,257	6,266,276	0.0%
4.000%, 05/01/2046	787,190	849,801	0.0%
3.500%, 08/01/2046	67,811,319	74,072,274	0.3%
4.000%, 08/01/2046	10,780,204	11,780,095	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal Gold Loan Mortgage Corp. (FGLMC): (cont.)
3.000%, 10/01/2046	$142,725,413	$153,861,398	0.6%
4.500%, 11/01/2046	62,745,004	69,761,774	0.3%
4.000%, 01/01/2047	38,372,977	42,435,244	0.2%
3.000%, 02/01/2047	33,559,897	35,880,462	0.1%
3.000%, 05/01/2047	67,648,166	72,325,678	0.3%
3.500%, 08/01/2047	21,250,330	23,091,038	0.1%
4.000%, 06/01/2048	58,916,896	65,252,563	0.2%
4.000%, 08/01/2048	30,506,153	32,921,723	0.1%
3.000%, 12/01/2049	170,875,962	180,799,083	0.7%
4.000%, 05/01/2050(8)	59,923,737	65,621,704	0.3%
3.000%, 06/01/2050	45,705,687	48,846,503	0.2%
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	129	135	0.0%
2.500%, 12/01/2027	9,913,433	10,402,614	0.0%
5.000%, 05/01/2028	26,815	29,233	0.0%
6.500%, 09/01/2028	7,642	8,559	0.0%
6.500%, 02/01/2029	17,460	19,689	0.0%
3.000%, 07/01/2029	14,822,291	15,602,300	0.1%
4.500%, 07/01/2030	3,062,633	3,330,601	0.0%
3.000%, 08/01/2030	21,185,720	22,518,214	0.1%
3.000%, 01/01/2031	58,003,085	61,645,406	0.2%
4.000%, 11/01/2031	14,193,864	15,283,570	0.1%
3.500%, 01/01/2032	34,902,547	37,335,114	0.1%
5.500%, 01/01/2032	6,804	7,596	0.0%
2.500%, 07/01/2032	22,265,803	23,669,973	0.1%
3.000%, 11/01/2032	6,888,716	7,292,135	0.0%
2.500%, 12/01/2032	82,813,145	86,903,273	0.3%
3.000%, 04/01/2033	11,635,655	12,363,202	0.0%
3.000%, 05/01/2033	11,646,803	12,380,757	0.0%
3.500%, 09/01/2033	55,081,452	59,436,903	0.2%
5.000%, 09/01/2033	9,567,157	10,973,691	0.0%
4.500%, 10/01/2033	18,163,890	19,861,266	0.1%
3.000%, 11/01/2033	87,788,626	94,305,548	0.4%
4.000%, 01/01/2034	10,127,443	10,904,257	0.0%
5.500%, 04/01/2034	552,709	633,705	0.0%
4.000%, 09/01/2034	14,736,536	15,864,278	0.1%
5.500%, 09/01/2034	24,925	28,582	0.0%
5.000%, 02/01/2035	23,969,297	27,497,391	0.1%
5.500%, 02/01/2035	21,919	25,148	0.0%
5.000%, 04/01/2035	988,483	1,134,511	0.0%
5.000%, 07/01/2035	2,843,687	3,262,459	0.0%
5.000%, 02/01/2036	1,757,174	2,017,117	0.0%
5.000%, 03/01/2036	810,414	930,655	0.0%
5.500%, 04/01/2036	2,597,969	2,984,933	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
4.000%, 05/01/2037	$51,910,504	$55,829,927	0.2%
3.500%, 08/01/2037	32,245,534	34,082,169	0.1%
2.500%, 04/01/2038	58,493,368	61,551,906	0.2%
6.000%, 05/01/2038	4,143,515	4,836,934	0.0%
4.500%, 04/01/2039	13,845,925	15,396,553	0.1%
4.000%, 06/01/2039	9,481,652	10,186,282	0.0%
5.000%, 06/01/2039	12,384,160	14,145,513	0.1%
4.500%, 01/01/2040	9,253,456	10,236,336	0.0%
5.000%, 06/01/2040	10,371,037	11,833,299	0.0%
4.000%, 08/01/2040	828,686	909,544	0.0%
4.500%, 08/01/2040	13,453,185	14,972,425	0.1%
4.000%, 10/01/2040	1,471,819	1,614,918	0.0%
4.000%, 11/01/2040	15,612,167	17,139,350	0.1%
4.000%, 12/01/2040	3,389,396	3,789,864	0.0%
3.500%, 01/01/2041	1,689,352	1,827,984	0.0%
4.000%, 01/01/2041	3,270,662	3,589,841	0.0%
3.500%, 02/01/2041	1,912,564	2,069,319	0.0%
4.000%, 02/01/2041	321,572	352,916	0.0%
4.500%, 02/01/2041	42,478,812	47,085,511	0.2%
3.500%, 03/01/2041	12,952,910	14,014,212	0.1%
4.000%, 03/01/2041	5,890,189	6,468,432	0.0%
4.500%, 07/01/2041	4,238,514	4,714,933	0.0%
3.500%, 09/01/2041	26,800,428	28,997,345	0.1%
4.000%, 09/01/2041	2,493,622	2,735,000	0.0%
3.500%, 11/01/2041	13,992,910	15,139,381	0.1%
3.500%, 12/01/2041	2,564,373	2,773,197	0.0%
4.000%, 12/01/2041	11,678,903	12,817,866	0.1%
4.000%, 01/01/2042	21,417,366	23,484,742	0.1%
4.500%, 01/01/2042	8,785,328	9,777,109	0.0%
4.000%, 02/01/2042	19,316,464	21,206,782	0.1%
3.000%, 04/01/2042	52,497,798	56,019,853	0.2%
3.000%, 05/01/2042	3,108,483	3,330,831	0.0%
3.500%, 05/01/2042	14,666,526	15,853,263	0.1%
3.500%, 06/01/2042	5,572,359	6,029,345	0.0%
3.500%, 07/01/2042	97,813,369	106,960,368	0.4%
3.500%, 08/01/2042	9,407,200	10,183,477	0.0%
3.500%, 09/01/2042	15,020,926	16,248,382	0.1%
3.000%, 10/01/2042	15,910,741	17,352,256	0.1%
3.000%, 03/01/2043	5,963,136	6,389,328	0.0%
3.000%, 04/01/2043	1,970,208	2,111,404	0.0%
3.000%, 05/01/2043	29,830,798	32,032,211	0.1%
3.500%, 05/01/2043	15,118,362	16,532,920	0.1%
3.000%, 06/01/2043	25,108,072	26,904,201	0.1%
3.500%, 06/01/2043	7,954,608	8,835,125	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA): (cont.)
3.000%, 07/01/2043	$19,745,602	$21,221,186	0.1%
4.000%, 07/01/2043	26,339,443	28,919,444	0.1%
3.000%, 08/01/2043	7,259,150	7,774,895	0.0%
3.500%, 09/01/2043	32,445,895	35,078,924	0.1%
4.500%, 09/01/2043	13,487,752	15,005,377	0.1%
4.000%, 01/01/2045	10,860,235	11,836,203	0.0%
3.500%, 02/01/2045	43,340,676	46,902,466	0.2%
4.000%, 02/01/2045	39,888,088	43,648,438	0.2%
4.000%, 03/01/2045	9,124,092	9,901,570	0.0%
4.000%, 11/01/2045	37,012,741	40,039,407	0.2%
3.500%, 12/01/2045	31,858,126	33,989,321	0.1%
4.000%, 12/01/2045	67,260,784	73,426,817	0.3%
4.500%, 02/01/2046	25,536,201	28,389,007	0.1%
4.500%, 08/01/2046	25,836,164	28,731,067	0.1%
3.000%, 10/01/2046	25,565,689	27,343,121	0.1%
3.500%, 11/01/2046	28,217,177	30,212,844	0.1%
4.000%, 02/01/2047	17,596,860	18,870,538	0.1%
4.000%, 03/01/2047	59,190,531	64,541,832	0.2%
4.000%, 10/01/2047	22,694,511	24,214,586	0.1%
4.000%, 11/01/2047	13,497,201	14,398,873	0.1%
3.500%, 12/01/2047	43,773,014	46,222,809	0.2%
4.000%, 12/01/2047	68,458,994	72,862,151	0.3%
3.000%, 01/01/2048	27,003,426	28,858,931	0.1%
3.500%, 05/01/2048	84,935,396	91,254,993	0.3%
5.000%, 11/01/2048	33,427,649	37,908,959	0.1%
3.500%, 06/01/2049	94,334,568	99,182,593	0.4%
4.000%, 09/01/2049	9,903,212	10,489,013	0.0%
3.500%, 01/01/2050	51,473,560	55,914,800	0.2%
3.000%, 05/01/2050	140,309,152	151,386,786	0.6%
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	13,177	14,820	0.0%
6.500%, 01/20/2029	7,190	8,329	0.0%
6.000%, 11/20/2033	9,985	11,472	0.0%
5.000%, 07/20/2040	501,611	566,034	0.0%
4.000%, 01/20/2041	7,965,907	8,781,978	0.0%
4.000%, 08/20/2041	4,602,270	5,072,993	0.0%
3.500%, 10/20/2041	8,461,976	9,200,060	0.0%
4.000%, 12/20/2041	6,098,771	6,724,045	0.0%
4.000%, 02/20/2042	11,809,377	13,016,433	0.1%
4.000%, 06/20/2042	9,908,597	10,913,347	0.0%
3.500%, 09/20/2042	6,698,297	7,282,616	0.0%
4.000%, 09/20/2044	33,782,974	36,811,279	0.1%
3.000%, 04/20/2045	12,895,064	13,725,327	0.1%
3.500%, 04/20/2045	17,300,381	18,519,675	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Government National Mortgage
Association (GNMA): (cont.)
4.000%, 05/20/2045	$14,014,178	$15,196,814	0.1%
3.500%, 06/20/2045	16,822,514	18,012,573	0.1%
3.500%, 10/20/2045	56,756,454	60,903,943	0.2%
4.500%, 01/20/2046	13,257,187	14,530,549	0.1%
4.000%, 04/20/2046	19,431,271	21,002,995	0.1%
4.000%, 05/20/2046	7,134,879	7,712,089	0.0%
4.500%, 06/20/2047	22,511,906	24,595,797	0.1%
4.500%, 07/20/2047	15,519,995	16,915,767	0.1%
4.500%, 09/20/2047	79,500,170	86,744,508	0.3%
3.500%, 02/20/2048	39,825,162	42,585,145	0.2%
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	58,851,381	62,626,020	0.2%
Other U.S. Government Agency Issues(10)		42,659	0.0%
Total U.S. Government Agency Issues
(Cost $4,672,794,102)		4,912,322,759	18.5%
Non-U.S. Government Agency Issues
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057(2)	56,147,073	59,126,035	0.2%
Towd Point Mortgage Trust,
Series 2019-4, Class A1, 2.900%, 10/25/2059(2)(4)	87,456,550	91,995,353	0.3%
Other Non-U.S. Government Agency Issues(2)(3)(4)(6)(7)(10)		787,183,186	3.0%
Total Non-U.S. Government Agency Issues
(Cost $927,600,278)		938,304,574	3.5%
Total Residential Mortgage-Backed Securities
(Cost $5,600,394,380)		5,850,627,333	22.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured
Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	68,494,307	0.3%
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	16,105,662	0.1%
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	73,063,198	0.3%
Series K038, Class A2, 3.389%, 03/25/2024	48,968,000	53,529,345	0.2%
Series K048, Class A2, 3.284%, 06/25/2025(4)	59,391,000	66,170,785	0.2%
Series K050, Class A2, 3.334%, 08/25/2025(4)	82,951,000	92,860,360	0.3%
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	50,441,948	0.2%
Series K061, Class A2, 3.347%, 11/25/2026(4)	57,140,000	65,187,186	0.2%
Series K064, Class A2, 3.224%, 03/25/2027	1,000,000	1,137,172	0.0%
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	19,028,732	0.1%
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	13,967,491	0.0%
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	42,765,658	0.2%
Series K077, Class A2, 3.850%, 05/25/2028(4)	46,199,000	55,085,840	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Freddie Mac Multifamily Structured
Pass Through Certificates: (cont.)
Series K079, Class A2, 3.926%, 06/25/2028	$63,251,000	$76,005,526	0.3%
Series K080, Class A2, 3.926%, 07/25/2028(4)	56,820,000	68,179,773	0.3%
Series K158, Class A3, 3.900%, 10/25/2033(4)	18,777,000	23,706,736	0.1%
Other U.S. Government Agency Issues(4)(10)		33,348,746	0.1%
Total U.S. Government Agency Issues
(Cost $749,495,459)		819,078,465	3.1%
Non-U.S. Government Agency Issues
BANK,
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	63,906,751	71,814,662	0.3%
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class A4, 3.589%, 12/16/2050	52,370,521	58,901,727	0.2%
Other Non-U.S. Government Agency Issues(4)(10)		1,184,351,670	4.5%
Total Non-U.S. Government Agency Issues
(Cost $1,265,741,893)		1,315,068,059	5.0%
Total Commercial Mortgage-Backed Securities
(Cost $2,015,237,352)		2,134,146,524	8.1%
Asset Backed Securities
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060(2)(4)	59,454,657	60,208,798	0.2%
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031(2)	62,085,050	66,078,981	0.2%
Other Asset Backed Securities(2)(4)(10)		255,561,112	1.0%
Total Asset Backed Securities
(Cost $368,465,746)		381,848,891	1.4%
Common Stock
Other Common Stock(1)(10)		90,626	0.0%
Total Common Stock
(Cost $3,790,590)		90,626	0.0%
Total Long-Term Investments
(Cost $24,009,647,587)		25,615,116,792	96.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
First American Government Obligations
Fund, Class U, 0.11%(5)	1,145,553,605	$1,145,553,605	4.3%
Total Short-Term Investment
(Cost $1,145,553,605)		1,145,553,605	4.3%
Total Investments
(Cost $25,155,201,192)		26,760,670,397	100.7%
Liabilities in Excess of Other Assets		(175,110,058)	(0.7)%
TOTAL NET ASSETS		$26,585,560,339	100.0%
Notes to Summary Schedule of Investments
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
(1)	Foreign security, or group of securities contain a foreign security.
(2)
Security, or group of securities contain a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $5,310,230,525, which represents 19.97% of total net assets.

(3)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security, or group of securities contain a variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security, or group of securities contain a security, that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond, or group of securities contains a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default, or group of securities contains a security in default.
(10)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$2,691,862,921	$—	$2,691,862,921
Other Government Related Securities	—	187,131,670	—	187,131,670
Corporate Bonds	—	14,056,911,651	—	14,056,911,651
Municipal Bonds	—	312,497,176	—	312,497,176
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	4,912,322,759	—	4,912,322,759
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	938,304,574	—	938,304,574
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	819,078,465	—	819,078,465
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	1,315,068,059	—	1,315,068,059
Asset Backed Securities	—	381,848,891	—	381,848,891
Common Stock	90,626	—	—	90,626
Total Long-Term Investments	90,626	25,615,026,166	—	25,615,116,792
Short-Term Investment
Money Market Mutual Fund	1,145,553,605	—	—	1,145,553,605
Total Short-Term Investment	1,145,553,605	—	—	1,145,553,605
Total Investments	$1,145,644,231	$25,615,026,166	$—	$26,760,670,397

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,165,259,376

	SEC 30-Day
	Yield(4)
	Institutional Class	1.14%
	Investor Class	0.90%

	Average
	Effective
	Duration	2.32 years

	Average
	Effective
	Maturity	2.66 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	19%

	Number of
	Holdings	1,787

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Inception(1)
Institutional Class Shares	1.61%	2.94%	2.69%	2.44%
Investor Class Shares	1.49%	2.69%	2.44%	2.18%
Bloomberg Barclays Short
(1-5 Year) Municipal Bond Index(2)	1.77%	2.96%	2.34%	1.91%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama(1)(2)(6)(8)		$27,771,936	2.4%
Total Alabama
(Cost $27,460,290)		27,771,936	2.4%
Alaska
Alaska Housing Finance Corp.,
3.750%, 12/01/2042 (Callable 06/01/2028)	$9,220,000	10,178,235	0.9%
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,617,386	0.5%
Other Alaska(8)		6,848,002	0.6%
Total Alaska
(Cost $23,312,592)		23,643,623	2.0%
Arizona
Arizona Industrial Development Authority:
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	160,000	0.0%
5.000%, 11/01/2020	165,000	167,493	0.0%
3.375%, 07/01/2021(3)	185,000	186,003	0.0%
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	169,650	0.0%
5.000%, 11/01/2021	225,000	237,602	0.0%
2.500%, 05/01/2022 (Insured by AGM)(3)	8,655,778	8,736,883	0.7%
4.000%, 05/01/2022	300,000	302,202	0.0%
3.000%, 07/01/2022(3)	100,000	100,059	0.0%
5.000%, 11/01/2022	400,000	436,600	0.1%
5.000%, 02/01/2023	1,000,000	1,107,790	0.1%
4.000%, 08/01/2023(3)	705,000	713,544	0.1%
5.000%, 11/01/2023	250,000	281,607	0.0%
5.000%, 11/01/2024	660,000	763,726	0.1%
5.000%, 05/01/2025	405,000	426,299	0.1%
4.625%, 08/01/2028(3)	375,000	390,510	0.0%
Other Arizona(1)(2)(3)(8)		10,020,720	0.9%
Total Arizona
(Cost $23,992,184)		24,200,688	2.1%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Arkansas
Other Arkansas(6)(8)		$19,800,528	1.7%
Total Arkansas
(Cost $19,172,936)		19,800,528	1.7%
California
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	$4,925,000	5,032,424	0.5%
Other California(1)(2)(5)(7)(8)		31,714,336	2.7%
Total California
(Cost $36,213,863)		36,746,760	3.2%
Colorado
City & County of Denver CO,
5.000%, 11/15/2031
(Mandatory Tender Date 11/15/2022)(1)	3,275,000	3,592,446	0.3%
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,967,840	0.3%
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,054,820	0.1%
5.000%, 05/15/2025 (Callable 05/15/2023)	320,000	324,246	0.0%
5.000%, 12/01/2025 (Callable 12/01/2022)	1,600,000	1,683,104	0.1%
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,642,389	0.1%
5.000%, 12/01/2027 (Callable 12/01/2022)	300,000	314,436	0.0%
5.000%, 11/15/2036
(Mandatory Tender Date 11/15/2023)(1)	145,000	166,222	0.0%
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	1,755,000	1,898,489	0.2%
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	180,000	201,145	0.0%
2.800%, 05/15/2042 (Callable 11/15/2022)
(Mandatory Tender Date 05/15/2023)(1)	1,750,000	1,830,780	0.2%
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,246,039	0.1%
5.000%, 11/15/2048
(Mandatory Tender Date 11/20/2025)(1)	185,000	224,747	0.0%
5.000%, 08/01/2049 (Callable 02/01/2025)
(Mandatory Tender Date 08/01/2025)(1)	5,500,000	6,339,355	0.6%
Other Colorado(1)(2)(8)		15,438,576	1.3%
Total Colorado
(Cost $38,006,739)		38,924,634	3.3%
Connecticut
Other Connecticut(1)(6)(8)		22,281,181	1.9%
Total Connecticut
(Cost $21,823,819)		22,281,181	1.9%
Delaware
Other Delaware(8)		611,661	0.1%
Total Delaware
(Cost $584,923)		611,661	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
District of Columbia
District of Columbia Housing Finance Agency,
1.750%, 09/01/2025
(Mandatory Tender Date 09/01/2023)
(Insured by FHA)(1)	$3,760,000	$3,876,410	0.3%
Other District of Columbia(1)(8)		4,098,831	0.4%
Total District of Columbia
(Cost $7,784,800)		7,975,241	0.7%
Florida
Other Florida(1)(3)(8)		27,467,841	2.4%
Total Florida
(Cost $27,004,929)		27,467,841	2.4%
Georgia
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	206,770	0.0%
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	606,485	0.0%
0.865%, 04/01/2048 (1 Month LIBOR
USD + 0.750%) (Callable 06/01/2023)
(Mandatory Tender Date 09/01/2023)(2)	5,140,000	5,096,105	0.4%
0.945%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	6,600,000	6,552,744	0.6%
4.000%, 08/01/2048 (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(1)	995,000	1,088,868	0.1%
4.000%, 08/01/2049 (Callable 09/01/2024)
(Mandatory Tender Date 12/02/2024)(1)	3,735,000	4,214,910	0.4%
Other Georgia(1)(2)(8)		19,938,374	1.7%
Total Georgia
(Cost $37,303,455)		37,704,256	3.2%
Idaho
Other Idaho(1)(8)		2,593,091	0.2%
Total Idaho
(Cost $2,573,490)		2,593,091	0.2%
Illinois
Illinois Finance Authority,
4.000%, 11/01/2030	2,995,000	3,421,758	0.3%
Other Illinois(2)(7)(8)		68,121,077	5.8%
Total Illinois
(Cost $69,987,541)		71,542,835	6.1%
Indiana
Other Indiana(1)(2)(8)		29,730,964	2.6%
Total Indiana
(Cost $29,295,326)		29,730,964	2.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Iowa
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	$4,000,000	$4,046,120	0.3%
Other Iowa(1)(5)(8)		12,394,355	1.1%
Total Iowa
(Cost $16,237,894)		16,440,475	1.4%
Kansas
Kansas Independent College Finance Authority,
5.000%, 05/01/2021	3,900,000	3,971,331	0.3%
Other Kansas(8)		7,023,341	0.6%
Total Kansas
(Cost $10,876,104)		10,994,672	0.9%
Kentucky
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)
(Mandatory Tender Date 01/01/2025)(1)	2,825,000	3,111,568	0.3%
1.235%, 12/01/2049 (1 Month LIBOR
USD + 1.120%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	3,850,000	3,777,312	0.3%
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	6,180,000	6,940,140	0.6%
4.000%, 12/01/2050 (Callable 03/01/2026)
(Mandatory Tender Date 06/01/2026)(1)	1,620,000	1,829,142	0.2%
Other Kentucky(1)(8)		9,588,370	0.8%
Total Kentucky
(Cost $24,029,063)		25,246,532	2.2%
Louisiana
Other Louisiana(1)(8)		18,316,192	1.6%
Total Louisiana
(Cost $17,841,299)		18,316,192	1.6%
Maine
Other Maine(8)		7,485,359	0.6%
Total Maine
(Cost $7,273,636)		7,485,359	0.6%
Maryland
Other Maryland(8)		4,904,417	0.4%
Total Maryland
(Cost $4,752,264)		4,904,417	0.4%
Massachusetts
Massachusetts Transportation Trust,
5.000%, 01/01/2039
(Mandatory Tender Date 01/01/2023)(1)	3,035,000	3,362,052	0.3%
Other Massachusetts(1)(2)(3)(8)		7,109,842	0.6%
Total Massachusetts
(Cost $10,231,403)		10,471,894	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Michigan
Michigan State Housing Development Authority,
3.500%, 06/01/2047 (Callable 06/01/2026)	$4,080,000	$4,337,325	0.4%
Other Michigan(1)(2)(8)		27,753,919	2.4%
Total Michigan
(Cost $31,428,700)		32,091,244	2.8%
Minnesota
Minnesota Housing Finance Agency,
3.500%, 07/01/2046
(Callable 07/01/2025)(Insured by GNMA)	3,835,000	4,069,510	0.3%
Other Minnesota(1)(2)(5)(8)		17,438,057	1.5%
Total Minnesota
(Cost $21,201,200)		21,507,567	1.8%
Mississippi
Other Mississippi(1)(2)(8)		5,838,256	0.5%
Total Mississippi
(Cost $5,768,936)		5,838,256	0.5%
Missouri
Other Missouri(1)(8)		13,541,661	1.2%
Total Missouri
(Cost $13,564,836)		13,541,661	1.2%
Montana
Other Montana(8)		3,205,478	0.3%
Total Montana
(Cost $3,099,675)		3,205,478	0.3%
Nebraska
Other Nebraska(1)(8)		5,174,802	0.4%
Total Nebraska
(Cost $5,007,172)		5,174,802	0.4%
Nevada
Other Nevada(8)		5,400,023	0.5%
Total Nevada
(Cost $5,270,347)		5,400,023	0.5%
New Jersey
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,690,890	0.5%
New Jersey Housing & Mortgage Finance Agency,
1.500%, 09/01/2022
(Mandatory Tender Date 09/01/2021)(1)	4,000,000	4,037,400	0.3%
Other New Jersey(1)(3)(8)		30,916,350	2.7%
Total New Jersey
(Cost $40,375,019)		40,644,640	3.5%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New Mexico
Other New Mexico(1)(8)		$6,431,526	0.6%
Total New Mexico
(Cost $6,246,098)		6,431,526	0.6%
New York
City of New York NY,
5.000%, 08/01/2038 (Callable 08/01/2023)
(Mandatory Tender Date 02/01/2024)(1)	$5,000,000	5,627,150	0.5%
Long Island Power Authority,
0.870%, 05/01/2033 (1 Month LIBOR
USD + 0.750%) (Callable 10/01/2022)
(Mandatory Tender Date 10/01/2023)(2)	5,360,000	5,335,076	0.5%
Metropolitan Transportation Authority:
4.000%, 07/01/2020	400,000	400,000	0.0%
5.000%, 09/01/2021	4,515,000	4,640,788	0.4%
5.000%, 11/15/2021	1,075,000	1,114,571	0.1%
4.000%, 02/01/2022	1,565,000	1,603,937	0.1%
5.000%, 03/01/2022	445,000	469,056	0.0%
5.000%, 05/15/2022	525,000	548,210	0.1%
5.000%, 09/01/2022	3,250,000	3,415,100	0.3%
0.798%, 11/01/2032 (1 Month LIBOR
USD + 0.680%) (Mandatory Tender
Date 04/06/2021)(Insured by AGM)(2)	145,000	143,414	0.0%
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,750,000	5,793,528	0.5%
Town of Oyster Bay NY,
3.000%, 02/01/2022	3,260,000	3,322,331	0.3%
Triborough Bridge & Tunnel Authority,
0.815%, 01/01/2032 (1 Month LIBOR
USD + 0.700%) (Mandatory Tender
Date 02/01/2021)(2)	7,985,000	7,955,775	0.7%
Other New York(1)(2)(3)(8)		19,195,792	1.6%
Total New York
(Cost $59,008,866)		59,564,728	5.1%
North Carolina
North Carolina Housing Finance Agency,
4.000%, 07/01/2050 (Callable 07/01/2029)	3,200,000	3,584,576	0.3%
Other North Carolina(1)(8)		8,487,018	0.7%
Total North Carolina
(Cost $11,829,742)		12,071,594	1.0%
North Dakota
City of Watford City ND,
3.000%, 12/01/2020 (Insured by AGM)	3,380,000	3,410,352	0.3%
Other North Dakota(8)		24,424,906	2.1%
Total North Dakota
(Cost $27,358,408)		27,835,258	2.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	$5,805,000	$5,794,435	0.5%
State of Ohio,
5.000%, 01/15/2050
(Mandatory Tender Date 01/15/2025)(1)	4,485,000	5,250,590	0.5%
Other Ohio(1)(2)(6)(7)(8)		30,786,198	2.6%
Total Ohio
(Cost $41,610,421)		41,831,223	3.6%
Oklahoma
Other Oklahoma(1)(2)(8)		11,558,119	1.0%
Total Oklahoma
(Cost $11,438,426)		11,558,119	1.0%
Oregon
State of Oregon Housing & Community
Services Department,
3.500%, 07/01/2032 (Callable 07/01/2026)	3,325,000	3,604,633	0.3%
Other Oregon(1)(3)(8)		5,362,732	0.5%
Total Oregon
(Cost $8,708,441)		8,967,365	0.8%
Pennsylvania
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029
(Mandatory Tender Date 09/01/2022)(1)	5,030,000	5,084,877	0.4%
Pennsylvania Housing Finance Agency,
4.000%, 10/01/2049 (Callable 10/01/2028)	5,905,000	6,409,346	0.5%
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,542,903	0.3%
Other Pennsylvania(1)(2)(7)(8)		65,900,615	5.7%
Total Pennsylvania
(Cost $79,810,726)		80,937,741	6.9%
Puerto Rico
Other Puerto Rico(8)		2,085,558	0.2%
Total Puerto Rico
(Cost $1,970,758)		2,085,558	0.2%
Rhode Island
Other Rhode Island(8)		2,658,871	0.2%
Total Rhode Island
(Cost $2,616,819)		2,658,871	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
South Carolina Transportation Infrastructure Bank,
0.565%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)
(Mandatory Tender Date 10/01/2022)(2)	$6,980,000	$6,890,586	0.6%
Other South Carolina(6)(8)		12,477,411	1.1%
Total South Carolina
(Cost $18,989,155)		19,367,997	1.7%
South Dakota
Other South Dakota(8)		617,592	0.1%
Total South Dakota
(Cost $615,291)		617,592	0.1%
Tennessee
Nashville & Davidson County Metropolitan Government,
1.300%, 12/01/2020	5,000,000	5,011,550	0.4%
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	2,755,000	3,311,455	0.3%
Other Tennessee(1)(8)		15,604,385	1.4%
Total Tennessee
(Cost $23,303,902)		23,927,390	2.1%
Texas
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	3,831,539	0.3%
Goose Creek Consolidated Independent School District,
3.000%, 10/01/2049 (Mandatory Tender
Date 10/01/2020)(PSF Guaranteed)(1)	3,500,000	3,521,315	0.3%
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	5,360,000	6,551,719	0.6%
Leander Independent School District:
0.000%, 08/15/2041 (Pre-refunded to
08/15/2024)(PSF Guaranteed)	8,605,000	3,675,368	0.3%
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender
Date 08/01/2021)(PSF Guaranteed)(1)	3,790,000	3,870,348	0.3%
Texas Municipal Gas Acquisition & Supply Corp. I:
1.660%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2020)(2)	7,800,000	7,441,200	0.7%
6.250%, 12/15/2026	3,075,000	3,573,888	0.3%
Other Texas(1)(2)(3)(6)(7)(8)		113,432,430	9.7%
Total Texas
(Cost $143,363,208)		145,897,807	12.5%
Utah
Other Utah(1)(3)(8)		2,964,180	0.2%
Total Utah
(Cost $2,894,131)		2,964,180	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vermont
Other Vermont(8)		$6,432,514	0.5%
Total Vermont
(Cost $6,303,085)		6,432,514	0.5%
Virgin Islands
Other Virgin Islands(3)(8)		100,176	0.0%
Total Virgin Islands
(Cost $100,490)		100,176	0.0%
Virginia
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	$3,250,000	3,312,758	0.3%
Other Virginia(1)(8)		6,496,803	0.5%
Total Virginia
(Cost $9,785,528)		9,809,561	0.8%
Washington
Other Washington(1)(2)(8)		15,385,510	1.3%
Total Washington
(Cost $15,241,833)		15,385,510	1.3%
West Virginia
Other West Virginia(1)(8)		2,409,316	0.2%
Total West Virginia
(Cost $2,397,730)		2,409,316	0.2%
Wisconsin
Wisconsin Health & Educational Facilities Authority:
5.000%, 08/15/2020 (ETM)	55,000	55,312	0.0%
5.000%, 11/01/2020	100,000	100,385	0.0%
5.000%, 11/01/2021	110,000	111,633	0.0%
4.500%, 12/15/2021 (Callable 07/31/2020)	200,000	200,566	0.0%
5.875%, 02/15/2022 (Insured by BHAC)	90,000	94,949	0.0%
5.000%, 03/01/2022	230,000	241,390	0.0%
5.000%, 07/01/2022	185,000	199,585	0.0%
4.000%, 09/15/2022	200,000	201,714	0.0%
5.000%, 03/01/2023	300,000	323,064	0.0%
5.000%, 06/01/2023 (Callable 06/01/2022)	350,000	375,637	0.0%
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	422,453	0.1%
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	151,095	0.0%
5.000%, 12/01/2023	150,000	169,932	0.0%
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	363,326	0.0%
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	754,182	0.1%
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,528,920	0.1%
4.000%, 09/15/2025 (Callable 09/15/2023)	575,000	578,515	0.1%
5.000%, 11/01/2025	245,000	255,329	0.0%
5.000%, 02/15/2026 (Insured by AGM)	1,500,000	1,786,515	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational Facilities Authority: (cont.)
2.250%, 11/01/2026 (Callable 11/01/2021)	$1,250,000	$1,168,038	0.1%
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	185,000	207,450	0.0%
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	633,170	0.1%
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	425,000	498,678	0.1%
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	3,100,000	3,688,349	0.3%
5.000%, 02/15/2052 (Callable 08/15/2024)
(Mandatory Tender Date 02/15/2025)(1)	5,300,000	6,052,123	0.5%
Other Wisconsin(1)(3)(8)		21,747,840	1.9%
Total Wisconsin
(Cost $41,493,719)		41,910,150	3.6%
Wyoming
Other Wyoming(8)		3,499,660	0.3%
Total Wyoming
(Cost $3,463,445)		3,499,660	0.3%
Total Municipal Bonds
(Cost $1,100,024,657)		1,118,522,287	96.0%

	Shares
Closed-End Investment Companies
Nuveen AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000	0.9%
Nuveen AMT-Free Quality Municipal Income Fund	4,000,000	4,000,000	0.3%
Total Closed-End Investment Companies
(Cost $14,000,000)		14,000,000	1.2%
Total Long-Term Investments
(Cost $1,114,024,657)		1,132,522,287	97.2%
Short-Term Investment
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust,
Premier Shares, 0.03%(4)	745	745	0.0%
Total Short-Term Investment
(Cost $745)		745	0.0%
Total Investments
(Cost $1,114,025,402)		1,132,523,032	97.2%
Other Assets in Excess of Liabilities		32,736,344	2.8%
TOTAL NET ASSETS		$1,165,259,376	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
BHAC – Berkshire Hathaway Assurance Corp.
FHA – Federal Housing Administration

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Notes to Summary Schedule of Investments (cont.)
GNMA – Government National Mortgage Association
HUD – US Department of Housing and Development
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
ETM – Escrowed to Maturity
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
(1)	Variable rate security, or group of securities contain a variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security, or group of securities contains a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $27,602,046, which represents 2.37% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security, or group of securities contains an auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security, or group of securities contains a security, purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond, or group of securities contains a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,118,522,287	$—	$1,118,522,287
Closed-End Investment Companies	14,000,000	—	—	14,000,000
Total Long-Term Investments	14,000,000	1,118,522,287	—	1,132,522,287
Short-Term Investment
Money Market Mutual Fund	745	—	—	745
Total Short-Term Investment	745	—	—	745
Total Investments	$14,000,745	$1,118,522,287	$—	$1,132,523,032

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$42,477,684

	SEC 30-Day
	Yield(4)
	Institutional Class	1.93%
	Investor Class	1.70%

	Average
	Effective
	Duration	3.02 years

	Average
	Effective
	Maturity	3.20 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	119%

	Number of
	Holdings	237

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Strategic Municipal Bond Fund
June 30, 2020 (Unaudited)

Total Returns

	Cumulative
	Six	Since
For the Periods Ended June 30, 2020	Months	Inception(1)
Institutional Class Shares	4.81%	5.73%
Investor Class Shares	4.61%	5.51%
Bloomberg Barclays 1-10 Year Municipal Blend Index(2)	2.12%	2.79%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays 1-10 Year Municipal Blend Index is a market value-weighted index which covers the short and intermediate components of the Barclays Municipal Bond Index—an unmanaged, market value-weighted index which covers the U.S. investment-grade tax-exempt bond market. The 1-10 Year Municipal Blend index tracks tax-exempt municipal General Obligation, Revenue, Insured, and Prerefunded bonds with a minimum $5 million par amount outstanding, issued as part of a transaction of at least $50 million, and with a remaining maturity from 1 up to (but not including) 12 years. The index includes reinvestment of income. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 30% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

The Fund may also invest in U.S. Treasury futures contracts. Futures contracts are subject to the risk of loss caused by unanticipated market movements, the risk that there may be an imperfect correlation between the prices of futures contracts and the value of their underlying instruments or indexes, and the risk there may not be a liquid secondary market for them.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alaska
Alaska Housing Finance Corp.,
3.750%, 12/01/2046 (Callable 12/01/2028)	$250,000	$266,422	0.6%
Other Alaska(8)		433,550	1.0%
Total Alaska
(Cost $674,389)		699,972	1.6%
Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	200,000	202,144	0.5%
3.169%, 10/01/2025	150,000	149,371	0.4%
4.750%, 10/01/2025(3)	165,000	164,685	0.4%
5.000%, 10/01/2030 (Callable 10/01/2026)(3)	105,000	104,742	0.2%
Maricopa County Industrial Development Authority,
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	297,233	0.7%
Other Arizona(3)(8)		464,568	1.1%
Total Arizona
(Cost $1,363,837)		1,382,743	3.3%
Arkansas
Other Arkansas(8)		331,638	0.8%
Total Arkansas
(Cost $323,659)		331,638	0.8%
California
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	500,000	512,850	1.2%
Other California(1)(2)(7)(8)		1,800,794	4.2%
Total California
(Cost $2,291,777)		2,313,644	5.4%
Colorado
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 08/01/2021)	345,000	346,673	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	$300,000	$294,480	0.7%
Other Colorado(8)		864,722	2.0%
Total Colorado
(Cost $1,456,735)		1,505,875	3.5%
Connecticut
Connecticut State Health & Educational Facilities Authority,
4.500%, 07/01/2024 (Callable 07/01/2021)	300,000	306,447	0.7%
Connecticut State Higher Education
Supplement Loan Authority,
5.000%, 11/15/2026(6)	350,000	407,533	1.0%
State of Connecticut,
5.000%, 05/01/2025	300,000	358,686	0.8%
Total Connecticut
(Cost $1,057,195)		1,072,666	2.5%
District of Columbia
Other District of Columbia(8)		151,692	0.4%
Total District of Columbia
(Cost $150,000)		151,692	0.4%
Florida
County of Jackson FL,
0.180%, 07/01/2022 (Optional Put Date 07/01/2020)(1)	600,000	600,000	1.4%
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	325,356	0.8%
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	322,398	0.8%
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	300,000	311,340	0.7%
Other Florida(8)		883,726	2.1%
Total Florida
(Cost $2,439,686)		2,442,820	5.8%
Georgia
Burke County Development Authority,
0.320%, 11/01/2052 (Optional Put Date 07/01/2020)(1)	300,000	300,000	0.7%
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	483,514	1.1%
Private Colleges & Universities Authority,
0.530%, 10/01/2039 (SIFMA Municipal
Swap Index + 0.420%) (Callable 02/16/2022)
(Mandatory Tender Date 08/16/2022)(2)	300,000	297,579	0.7%
Other Georgia(8)		456,141	1.1%
Total Georgia
(Cost $1,519,049)		1,537,234	3.6%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Illinois
Chicago Park District:
5.000%, 01/01/2022	$140,000	$147,143	0.3%
5.000%, 01/01/2024	225,000	249,577	0.6%
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	54,136	0.1%
City of Chicago IL:
0.000%, 01/01/2023	325,000	295,022	0.7%
0.000%, 01/01/2031 (Insured by NATL)	300,000	191,049	0.5%
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	333,798	0.8%
Other Illinois(3)(8)		2,372,973	5.6%
Total Illinois
(Cost $3,551,886)		3,643,698	8.6%
Indiana
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	369,053	0.9%
Other Indiana(8)		1,002,862	2.3%
Total Indiana
(Cost $1,321,004)		1,371,915	3.2%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)
(Insured by GNMA)	245,000	275,061	0.6%
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	300,000	303,459	0.7%
Other Iowa(8)		200,856	0.5%
Total Iowa
(Cost $772,961)		779,376	1.8%
Kansas
Wyandotte County-Kansas City Unified Government,
0.000%, 12/01/2027 (Insured by NATL)	370,000	270,555	0.7%
Other Kansas(3)(8)		521,077	1.2%
Total Kansas
(Cost $762,991)		791,632	1.9%
Kentucky
Kentucky Public Energy Authority,
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	240,000	269,729	0.6%
Other Kentucky(1)(2)(8)		364,468	0.9%
Total Kentucky
(Cost $611,964)		634,197	1.5%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana
Louisiana Public Facilities Authority,
0.000%, 10/01/2024(7)	$300,000	$275,703	0.7%
Other Louisiana(8)		314,691	0.7%
Total Louisiana
(Cost $588,980)		590,394	1.4%
Maine
Other Maine(8)		120,774	0.3%
Total Maine
(Cost $111,780)		120,774	0.3%
Massachusetts
Other Massachusetts(8)		136,116	0.3%
Total Massachusetts
(Cost $135,475)		136,116	0.3%
Michigan
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	300,000	329,421	0.8%
Michigan Strategic Fund,
2.090%, 06/01/2039 (Optional Put Date 07/01/2020)(1)	630,000	630,000	1.5%
Other Michigan(8)		326,445	0.7%
Total Michigan
(Cost $1,283,584)		1,285,866	3.0%
Minnesota
Other Minnesota(8)		53,014	0.1%
Total Minnesota
(Cost $51,426)		53,014	0.1%
Mississippi
Other Mississippi(1)(2)(8)		320,293	0.8%
Total Mississippi
(Cost $311,426)		320,293	0.8%
Missouri
City of Dardenne Prairie MO,
4.000%, 08/01/2028	300,000	332,259	0.8%
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	267,950	0.6%
5.000%, 10/01/2035 (Callable 10/01/2029)(7)	325,000	285,773	0.7%
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	344,700	0.8%
Other Missouri(8)		710,323	1.7%
Total Missouri
(Cost $1,948,331)		1,941,005	4.6%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nebraska
Other Nebraska(8)		$190,186	0.4%
Total Nebraska
(Cost $172,603)		190,186	0.4%
Nevada
Other Nevada(3)(8)		384,210	0.9%
Total Nevada
(Cost $365,375)		384,210	0.9%
New Jersey
Essex County Improvement Authority,
5.000%, 11/01/2027	$350,000	431,291	1.0%
New Jersey Transportation Trust Fund Authority,
5.000%, 12/15/2028	250,000	290,843	0.7%
Other New Jersey(3)(8)		805,008	1.9%
Total New Jersey
(Cost $1,483,425)		1,527,142	3.6%
New Mexico
Other New Mexico(1)(8)		49,878	0.1%
Total New Mexico
(Cost $50,243)		49,878	0.1%
New York
Metropolitan Transportation Authority:
4.000%, 07/01/2020	100,000	100,000	0.2%
5.000%, 11/15/2021	100,000	103,681	0.2%
5.000%, 05/15/2022	375,000	391,579	0.9%
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	300,000	319,257	0.8%
Other New York(1)(2)(8)		2,163,077	5.1%
Total New York
(Cost $3,087,913)		3,077,594	7.2%
North Carolina
North Carolina Central University,
5.000%, 04/01/2027	410,000	490,988	1.1%
Other North Carolina(8)		76,361	0.2%
Total North Carolina
(Cost $564,600)		567,349	1.3%
North Dakota
Other North Dakota(8)		1,027,203	2.4%
Total North Dakota
(Cost $1,008,684)		1,027,203	2.4%
Ohio
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023 (Insured by AMBAC)(1)	500,000	494,595	1.2%
Other Ohio(8)		420,235	1.0%
Total Ohio
(Cost $918,747)		914,830	2.2%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma
Other Oklahoma(8)		$370,547	0.9%
Total Oklahoma
(Cost $374,376)		370,547	0.9%
Oregon
Oregon State Facilities Authority:
5.000%, 10/01/2025(6)	$225,000	263,196	0.6%
5.000%, 10/01/2028(6)	150,000	184,714	0.5%
Other Oregon(7)(8)		469,681	1.1%
Total Oregon
(Cost $895,235)		917,591	2.2%
Pennsylvania
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 07/31/2020)	300,000	302,253	0.7%
Crestwood School District,
2.350%, 09/01/2025	400,000	399,992	1.0%
Other Pennsylvania(1)(8)		1,361,147	3.2%
Total Pennsylvania
(Cost $2,033,596)		2,063,392	4.9%
Rhode Island
Rhode Island Health and Educational Building Corp.,
0.250%, 06/01/2035 (Optional Put Date 07/01/2020)(1)	400,000	400,000	0.9%
Total Rhode Island
(Cost $400,000)		400,000	0.9%
South Carolina
South Carolina Educational Facilities Authority,
0.080%, 10/01/2039 (Optional Put Date 07/01/2020)(1)	400,000	400,000	0.9%
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	136,661	0.3%
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	386,890	0.9%
South Carolina Transportation Infrastructure Bank,
0.565%, 10/01/2031 (1 Month LIBOR
USD + 0.450%) (Callable 10/01/2021)
(Mandatory Tender Date 10/01/2022)(2)	300,000	296,157	0.7%
Other South Carolina(8)		414,771	1.0%
Total South Carolina
(Cost $1,638,650)		1,634,479	3.8%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	272,598	0.6%
Other South Dakota(8)		232,748	0.6%
Total South Dakota
(Cost $493,459)		505,346	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee
Other Tennessee(1)(8)		$777,010	1.8%
Total Tennessee
(Cost $756,193)		777,010	1.8%
Texas
Clifton Higher Education Finance Corp.,
3.950%, 12/01/2032 (Callable 12/01/2022)	$265,000	267,984	0.6%
Port of Port Arthur Navigation District,
1.500%, 11/01/2040 (Callable 07/01/2020)
(Optional Put Date 07/07/2020)(1)	300,000	300,000	0.7%
Texas Municipal Gas Acquisition & Supply Corp. I,
1.660%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2020)(2)	500,000	477,000	1.1%
Other Texas(2)(8)		916,992	2.2%
Total Texas
(Cost $1,940,978)		1,961,976	4.6%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045
(Callable 01/01/2026)(Insured by FHA)	350,000	375,651	0.9%
Other Utah(8)		176,482	0.4%
Total Utah
(Cost $544,488)		552,133	1.3%
Washington
King County Housing Authority,
5.000%, 12/01/2030	400,000	469,036	1.1%
Washington State Housing Finance Commission,
4.000%, 06/01/2050
(Callable 06/01/2029)(Insured by GNMA)	300,000	336,183	0.8%
Other Washington(2)(8)		814,183	1.9%
Total Washington
(Cost $1,595,071)		1,619,402	3.8%
Wisconsin
Wisconsin Health & Educational Facilities Authority:
2.700%, 05/01/2021	100,000	98,465	0.2%
5.000%, 09/15/2028 (Callable 09/15/2023)	20,000	20,613	0.1%
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	300,000	356,937	0.8%
0.850%, 02/15/2053(1)	300,000	300,000	0.7%
Other Wisconsin(3)(6)(8)		1,039,700	2.5%
Total Wisconsin
(Cost $1,806,497)		1,815,715	4.3%
Total Long-Term Investments
(Cost $42,858,268)		43,462,547	102.2%

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Security
United States Treasury Bill, 0.17%(5) 03/25/2021	$25,000	$24,969	0.1%
Total U.S. Treasury Security
(Cost $24,969)		24,969	0.1%

	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust,
Premier Shares, 0.03%(4)	30,013	30,013	0.1%
Total Money Market Mutual Fund
(Cost $30,013)		30,013	0.1%
Total Short-Term Investments
(Cost $54,982)		54,982	0.2%
Total Investments
(Cost $42,913,250)		43,517,529	102.4%
Liabilities in Excess of Other Assets		(1,039,845)	(2.4)%
TOTAL NET ASSETS		$42,477,684	100.0%
Notes to Summary Schedule of Investments
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
LIBOR – London Inter-bank Offered Rate
SIFMA – Securities Industry and Financial Markets Association
(1)	Variable rate security, or group of securities contain a variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security, or group of securities contains a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $1,133,096, which represents 2.67% of total net assets.

(4)	Seven-day yield.
(5)	Effective yield as of June 30, 2020.
(6)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Strategic Municipal Bond Fund

Schedule of Open Futures Contracts at June 30, 2020 (Unaudited)

					Value
	Number of
	Contracts	Settlement	Current
	Purchased	Month-	Notional	Value at	Unrealized	Unrealized
Description	(Sold)	Year	Amount	Trade Date	Appreciation	(Depreciation)
Sales Contracts:
U.S. 10 Yr Note	(20)	Sep-20	$2,783,438	$2,770,555	$—	$(12,883)
Total Futures Contracts					$—	$(12,883)
Net Unrealized Depreciation						$(12,883)

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and futures contracts as of June 30, 2020:

Long-Term Investments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$43,462,547	$—	$43,462,547
Total Long-Term Investments	—	43,462,547	—	43,462,547
Short-Term Investments
U.S. Treasury Security	—	24,969	—	24,969
Money Market Mutual Fund	30,013	—	—	30,013
Total Short-Term Investments	30,013	24,969	—	54,982
Total Investments	$30,013	$43,487,516	$—	$43,517,529
Futures Contracts*
Short	$(12,883)	$—	$—	$(12,883)
Total Futures Contracts	$(12,883)	$—	$—	$(12,883)

*	The fair value of the Fund’s futures contracts represent the net unrealized depreciation at June 30, 2020.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,394,709,999

	SEC 30-Day
	Yield(4)
	Institutional Class	0.95%
	Investor Class	0.71%

	Average
	Effective
	Duration	4.25 years

	Average
	Effective
	Maturity	4.64 years

	Annualized
	Expense
Sector Weightings(1)	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	12%

	Number of
	Holdings	662

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	2.75%	4.39%	2.87%	2.92%	4.00%
Investor Class Shares	2.65%	4.19%	2.62%	2.65%	3.74%
Bloomberg Barclays Quality Intermediate
Municipal Bond Index(2)	2.52%	4.29%	3.15%	3.34%	4.05%

(1)	For the period from March 30, 2001 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama(7)		$1,321,612	0.1%
Total Alabama
(Cost $1,281,793)		1,321,612	0.1%
Alaska
Other Alaska(7)		10,676,213	0.8%
Total Alaska
(Cost $10,547,307)		10,676,213	0.8%
Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM)(3)	$10,353,059	10,450,067	0.7%
Other Arizona(7)		9,850,953	0.7%
Total Arizona
(Cost $19,776,689)		20,301,020	1.4%
Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,874,550	0.4%
Other Arkansas(6)(7)		6,772,036	0.5%
Total Arkansas
(Cost $12,018,328)		12,646,586	0.9%
California
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,349,084	0.9%
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034)(5)	6,760,000	8,788,338	0.6%
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,824,616	1.0%
0.000%, 01/01/2027 (ETM)	1,380,000	1,301,795	0.1%
0.000%, 01/01/2028 (ETM)	810,000	753,883	0.0%
Other California(5)(7)		29,144,131	2.1%
Total California
(Cost $61,270,770)		66,161,847	4.7%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	$14,125,000	$13,973,580	1.0%
0.000%, 07/15/2024 (ETM)	650,000	632,944	0.1%
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	108,176	0.0%
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,961,431	0.3%
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	374,353	0.0%
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	7,462,280	0.5%
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	37,585,000	37,173,820	2.7%
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,149,165	0.4%
Other Colorado(7)		8,440,204	0.6%
Total Colorado
(Cost $74,778,704)		78,275,953	5.6%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2028)	6,795,000	7,460,842	0.6%
Other Connecticut(7)		8,878,134	0.6%
Total Connecticut
(Cost $15,692,440)		16,338,976	1.2%
District of Columbia
Other District of Columbia(1)(7)		6,222,030	0.4%
Total District of Columbia
(Cost $6,084,397)		6,222,030	0.4%
Florida
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)
(Insured by GNMA)	7,355,000	8,265,696	0.6%
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	8,880,124	0.6%
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,840,000	5,080,354	0.4%
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	1,025,145	0.1%
Other Florida(1)(5)(6)(7)		40,818,211	2.9%
Total Florida
(Cost $61,565,047)		64,069,530	4.6%
Georgia
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,020,000	9,921,542	0.7%
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	5,980,000	5,938,738	0.4%
Other Georgia(2)(7)		7,835,431	0.6%
Total Georgia
(Cost $22,662,291)		23,695,711	1.7%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Idaho
Other Idaho(7)		$619,460	0.0%
Total Idaho
(Cost $601,684)		619,460	0.0%
Illinois
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	$27,625,000	27,127,197	1.9%
0.000%, 07/15/2025 (ETM)	51,620,000	49,536,101	3.6%
2.450%, 11/15/2039
(Mandatory Tender Date 03/03/2026)(1)	2,230,000	2,366,186	0.2%
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,170,314	0.1%
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	7,319,400	0.5%
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,445,712	0.1%
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,543,565	0.2%
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	827,078	0.1%
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,175,024	0.1%
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,136,410	0.1%
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	257,338	0.0%
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	157,101	0.0%
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,500,000	2,636,675	0.2%
3.500%, 08/01/2046 (Callable 02/01/2026)	595,000	632,693	0.0%
4.000%, 08/01/2048 (Callable 08/01/2027)
(Insured by GNMA)	730,000	797,949	0.1%
4.250%, 10/01/2049 (Callable 04/01/2028)	10,445,000	11,587,265	0.8%
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,631,733	0.5%
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,228,343	0.4%
Other Illinois(7)		53,951,343	3.9%
Total Illinois
(Cost $167,309,863)		178,527,427	12.8%
Indiana
Other Indiana(7)		13,379,779	0.9%
Total Indiana
(Cost $12,412,613)		13,379,779	0.9%
Iowa
Other Iowa(7)		14,337,698	1.0%
Total Iowa
(Cost $13,858,886)		14,337,698	1.0%
Kansas
Other Kansas(7)		3,862,850	0.3%
Total Kansas
(Cost $3,825,694)		3,862,850	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kentucky
Other Kentucky(7)		$1,432,200	0.1%
Total Kentucky
(Cost $1,414,816)		1,432,200	0.1%
Louisiana
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	$26,700,000	32,389,770	2.3%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	28,409,031	2.1%
Other Louisiana(7)		9,634,501	0.7%
Total Louisiana
(Cost $64,497,581)		70,433,302	5.1%
Maryland
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,457,935	0.5%
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,565,521	0.2%
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,877,457	0.9%
Other Maryland(6)(7)		4,768,790	0.3%
Total Maryland
(Cost $24,647,255)		26,669,703	1.9%
Massachusetts
Other Massachusetts(7)		7,815,813	0.6%
Total Massachusetts
(Cost $7,632,787)		7,815,813	0.6%
Michigan
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,935,658	0.4%
4.250%, 12/01/2049 (Callable 06/01/2028)	4,330,000	4,811,626	0.4%
3.500%, 12/01/2050 (Callable 06/01/2029)	6,975,000	7,659,038	0.5%
Warren Consolidated Schools:
5.000%, 05/01/2033
(Callable 05/01/2026)(Insured by Q-SBLF)	7,255,000	8,460,926	0.6%
Other Michigan(7)		14,638,364	1.0%
Total Michigan
(Cost $38,813,835)		40,505,612	2.9%
Minnesota
Other Minnesota(7)		9,040,411	0.6%
Total Minnesota
(Cost $8,735,611)		9,040,411	0.6%
Mississippi
Other Mississippi(7)		4,323,805	0.3%
Total Mississippi
(Cost $3,934,147)		4,323,805	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Missouri
Other Missouri(7)		$7,901,564	0.6%
Total Missouri
(Cost $7,468,791)		7,901,564	0.6%
Montana
Other Montana(7)		1,455,299	0.1%
Total Montana
(Cost $1,346,494)		1,455,299	0.1%
Nebraska
Other Nebraska(7)		6,789,167	0.5%
Total Nebraska
(Cost $6,644,485)		6,789,167	0.5%
Nevada
Other Nevada(7)		2,670,335	0.2%
Total Nevada
(Cost $2,580,475)		2,670,335	0.2%
New Hampshire
Other New Hampshire(7)		173,386	0.0%
Total New Hampshire
(Cost $170,731)		173,386	0.0%
New Jersey
New Jersey Housing & Mortgage Finance Agency,
0.750%, 05/01/2023
(Mandatory Tender Date 06/01/2022)(1)	$5,800,000	5,820,764	0.4%
Other New Jersey(7)		11,497,050	0.8%
Total New Jersey
(Cost $17,057,615)		17,317,814	1.2%
New Mexico
Other New Mexico(7)		7,869,652	0.6%
Total New Mexico
(Cost $7,453,159)		7,869,652	0.6%
New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,466,600	0.4%
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,381,770	0.1%
0.200%, 12/01/2047 (Optional Put Date 07/01/2020)(1)	15,000,000	15,000,000	1.1%
New York City Water & Sewer System,
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,868,445	0.6%
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,276,276	0.3%
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,905,925	0.4%
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	181,463	0.0%
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,683,016	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	$5,895,000	$5,939,625	0.4%
New York State Urban Development Corp.,
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,857,760	0.5%
Other New York(2)(7)		20,086,466	1.5%
Total New York
(Cost $74,739,709)		77,647,346	5.6%
North Carolina
North Carolina Eastern Municipal Power Agency,
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,245,000	7,463,074	0.5%
Other North Carolina(7)		16,643,345	1.2%
Total North Carolina
(Cost $23,745,049)		24,106,419	1.7%
North Dakota
Other North Dakota(7)		14,871,716	1.1%
Total North Dakota
(Cost $14,461,398)		14,871,716	1.1%
Ohio
State of Ohio,
5.000%, 06/15/2021	6,740,000	7,045,794	0.5%
Other Ohio(1)(7)		21,889,184	1.6%
Total Ohio
(Cost $28,445,517)		28,934,978	2.1%
Oklahoma
Other Oklahoma(1)(7)		1,295,573	0.1%
Total Oklahoma
(Cost $1,293,300)		1,295,573	0.1%
Oregon
Other Oregon(7)		16,787,165	1.2%
Total Oregon
(Cost $16,392,508)		16,787,165	1.2%
Pennsylvania
Other Pennsylvania(1)(7)		19,612,496	1.4%
Total Pennsylvania
(Cost $19,154,101)		19,612,496	1.4%
Puerto Rico
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,175,000	5,594,796	0.4%
6.000%, 08/01/2026 (ETM)(Insured by AGC)	9,545,000	12,445,344	0.9%
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,551,725	0.6%
Other Puerto Rico(7)		1,259,871	0.1%
Total Puerto Rico
(Cost $26,070,891)		27,851,736	2.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	$5,000,000	$5,897,600	0.4%
Other Rhode Island(7)		1,525,928	0.1%
Total Rhode Island
(Cost $6,992,983)		7,423,528	0.5%
South Carolina
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,530,000	6,568,313	0.5%
Other South Carolina(1)(7)		6,904,928	0.5%
Total South Carolina
(Cost $12,853,022)		13,473,241	1.0%
South Dakota
Other South Dakota(7)		1,393,075	0.1%
Total South Dakota
(Cost $1,330,024)		1,393,075	0.1%
Tennessee
Other Tennessee(1)(7)		26,710,231	1.9%
Total Tennessee
(Cost $26,161,703)		26,710,231	1.9%
Texas
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,144,252	0.1%
0.000%, 12/01/2026 (ETM)(Insured by AGM)	455,000	433,670	0.0%
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,821,344	1.5%
5.750%, 12/01/2032 (ETM)(Insured by AGM)	29,965,000	45,469,191	3.3%
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,700,000	5,732,543	0.4%
6.250%, 07/01/2027 (ETM)	7,540,000	9,395,745	0.7%
Navasota Independent School District,
5.000%, 02/15/2048
(Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,934,379	0.6%
North Texas Tollway Authority:
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	10,265,000	6,433,390	0.5%
Other Texas(1)(5)(6)(7)		169,124,616	12.1%
Total Texas
(Cost $252,224,057)		267,489,130	19.2%
Utah
Other Utah(7)		12,038,765	0.9%
Total Utah
(Cost $11,735,228)		12,038,765	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Vermont
Other Vermont(7)		$4,429,602	0.3%
Total Vermont
(Cost $4,313,028)		4,429,602	0.3%
Virginia
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	$7,350,000	7,564,620	0.5%
Other Virginia(1)(7)		5,236,727	0.4%
Total Virginia
(Cost $12,694,849)		12,801,347	0.9%
Washington
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	7,010,000	8,218,104	0.6%
Washington State Housing Finance Commission,
2.550%, 07/01/2022
(Mandatory Tender Date 07/01/2021)(1)	6,250,000	6,343,375	0.5%
Other Washington(2)(6)(7)		35,627,731	2.5%
Total Washington
(Cost $48,267,440)		50,189,210	3.6%
West Virginia
Other West Virginia(7)		1,087,783	0.1%
Total West Virginia
(Cost $1,060,299)		1,087,783	0.1%
Wisconsin
State of Wisconsin Clean Water Fund
Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	6,387,417	0.4%
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	12,369,005	0.9%
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,381,152	0.7%
Other Wisconsin(7)		29,177,608	2.1%
Total Wisconsin
(Cost $54,678,609)		57,315,182	4.1%
Wyoming
Other Wyoming(7)		3,909,121	0.3%
Total Wyoming
(Cost $3,788,232)		3,909,121	0.3%
Total Long-Term Investments
(Cost $1,316,486,235)		1,384,202,399	99.2%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Federated Institutional Tax-Free
Cash Trust, Premier Shares, 0.03%(4)	1,122,719	$1,122,719	0.1%
Total Short-Term Investment
(Cost $1,122,719)		1,122,719	0.1%
Total Investments
(Cost $1,317,608,954)		1,385,325,118	99.3%
Other Assets in Excess of Liabilities		9,384,881	0.7%
TOTAL NET ASSETS		$1,394,709,999	100.0%
Notes to Summary Schedule of Investments
AGC – Assured Guaranty Corp.
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
ETM – Escrowed to Maturity
PSF – Permanent School Fund
(1)	Variable rate security, or group of securities contain a variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security, or group of securities contains a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $10,450,067, which represents 0.75% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(6)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(7)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,384,202,399	$—	$1,384,202,399
Total Long-Term Investments	—	1,384,202,399	—	1,384,202,399
Short-Term Investment
Money Market Mutual Fund	1,122,719	—	—	1,122,719
Total Short-Term Investment	1,122,719	—	—	1,122,719
Total Investments	$1,122,719	$1,384,202,399	$—	$1,385,325,118

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$603,778,538

	SEC 30-Day
	Yield(4)
	Institutional Class	1.58%
	Investor Class	1.32%

	Average
	Effective
	Duration	4.46 years

	Average
	Effective
	Maturity	4.80 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	21%

	Number of
	Holdings	1,058

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
	Six	One	Three	Since
For the Periods Ended June 30, 2020	Months	Year	Years	Inception(1)
Institutional Class Shares	2.33%	4.63%	4.08%	3.87%
Investor Class Shares	2.31%	4.39%	3.84%	3.62%
Bloomberg Barclays (1-15 Year)
Municipal Bond Index(2)	2.18%	4.18%	3.75%	3.37%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays (1-15 Year) Municipal Bond Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Birmingham AL,
5.000%, 03/01/2043 (Callable 03/01/2023)(7)	$1,935,000	$2,121,283	0.3%
Other Alabama(1)(6)(7)(8)		16,242,259	2.7%
Total Alabama
(Cost $17,814,556)		18,363,542	3.0%
Alaska
Other Alaska(8)		6,138,502	1.0%
Total Alaska
(Cost $5,972,256)		6,138,502	1.0%
Arizona
Arizona Industrial Development Authority:
3.375%, 07/01/2021(3)	365,000	366,978	0.1%
2.500%, 05/01/2022 (Insured by AGM)(3)	4,835,280	4,880,586	0.8%
4.000%, 07/01/2023 (Insured by SD CRED PROG)	215,000	231,156	0.0%
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	218,944	0.0%
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	111,314	0.0%
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	112,400	0.0%
5.000%, 05/01/2028	270,000	286,127	0.1%
4.625%, 08/01/2028(3)	1,160,000	1,207,978	0.2%
Other Arizona(8)		5,159,984	0.9%
Total Arizona
(Cost $12,270,024)		12,575,467	2.1%
Arkansas
Other Arkansas(1)(8)		20,792,041	3.4%
Total Arkansas
(Cost $19,897,583)		20,792,041	3.4%
California
Other California(1)(2)(5)(7)(8)		21,626,435	3.6%
Total California
(Cost $19,965,260)		21,626,435	3.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038
(Callable 06/01/2025) (Insured by ST AID)	$2,000,000	$2,369,460	0.4%
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	402,908	0.1%
4.000%, 11/15/2021	225,000	235,449	0.0%
5.000%, 10/01/2022	1,300,000	1,372,787	0.2%
4.000%, 11/15/2022	445,000	472,635	0.1%
5.000%, 10/01/2023	700,000	755,034	0.1%
4.000%, 12/15/2025	1,340,000	1,400,099	0.2%
4.000%, 04/01/2028	540,000	605,194	0.1%
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	134,555	0.0%
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	565,485	0.1%
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,576	0.0%
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,117,160	0.2%
Colorado Health Facilities Authority,
5.000%, 08/01/2049 (Callable 02/01/2026)
(Mandatory Tender Date 08/01/2026)(1)	3,130,000	3,681,913	0.6%
Colorado Housing & Finance Authority,
4.250%, 11/01/2049
(Callable 11/01/2028)(Insured by GNMA)	2,415,000	2,691,469	0.5%
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,204,118	0.4%
Other Colorado(1)(2)(8)		17,518,101	2.9%
Total Colorado
(Cost $33,653,915)		35,570,943	5.9%
Connecticut
State of Connecticut,
5.000%, 05/01/2034 (Callable 05/01/2030)	1,500,000	1,924,845	0.3%
Other Connecticut(6)(8)		10,130,952	1.7%
Total Connecticut
(Cost $11,574,805)		12,055,797	2.0%
District of Columbia
Metropolitan Washington Airports Authority:
6.500%, 10/01/2044 (Callable 10/01/2028)(7)	1,625,000	2,092,960	0.3%
Other District of Columbia(1)(7)(8)		2,253,142	0.4%
Total District of Columbia
(Cost $4,150,433)		4,346,102	0.7%
Florida
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,120,524	0.4%
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,670,920	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Florida Housing Finance Corp.,
4.200%, 01/01/2045
(Callable 01/01/2028)(Insured by GNMA)	$2,000,000	$2,247,640	0.4%
Highlands County Health Facilities Authority,
0.110%, 11/15/2037 (Callable 07/01/2020)
(Optional Put Date 07/07/2020)(1)	4,000,000	4,000,000	0.7%
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,686,650	0.4%
Other Florida(1)(7)(8)		27,801,261	4.6%
Total Florida
(Cost $39,886,342)		41,526,995	6.9%
Georgia
Main Street Natural Gas, Inc.,
0.945%, 08/01/2048 (1 Month LIBOR
USD + 0.830%) (Callable 09/01/2023)
(Mandatory Tender Date 12/01/2023)(2)	2,000,000	1,985,680	0.3%
Other Georgia(1)(8)		9,197,024	1.5%
Total Georgia
(Cost $10,971,258)		11,182,704	1.8%
Illinois
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	102,652	0.0%
5.000%, 10/01/2021	170,000	174,631	0.0%
5.000%, 10/01/2023	105,000	110,400	0.0%
5.000%, 11/01/2024	1,100,000	1,213,135	0.2%
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	568,437	0.1%
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	4,034,374	0.7%
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	107,014	0.0%
5.000%, 08/01/2030 (Pre-refunded to 08/01/2024)	1,065,000	1,258,340	0.2%
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	216,632	0.0%
1.470%, 05/01/2036 (1 Month LIBOR
USD + 1.350%) (Callable 11/01/2020)
(Mandatory Tender Date 05/01/2021)(2)	300,000	300,135	0.0%
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	301,144	0.0%
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	305,256	0.1%
Illinois Housing Development Authority,
4.250%, 10/01/2049 (Callable 04/01/2028)	1,905,000	2,113,331	0.4%
Illinois Sports Facilities Authority,
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	2,985,125	0.5%
Kendall Kane & Will Counties Community
Unit School District No. 308,
4.000%, 02/01/2030 (Callable 02/01/2025)	2,050,000	2,173,984	0.4%
The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
State of Illinois:
5.000%, 08/01/2020	$1,650,000	$1,653,118	0.3%
4.875%, 05/01/2021	1,000,000	1,018,460	0.2%
5.000%, 01/01/2022 (Callable 07/31/2020)	220,000	220,370	0.0%
5.000%, 02/01/2024	460,000	489,192	0.1%
5.000%, 04/01/2024	450,000	479,569	0.1%
6.000%, 06/15/2024 (Insured by NATL)	100,000	112,483	0.0%
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	685,679	0.1%
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,528,620	0.3%
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	183,300	0.0%
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	429,926	0.1%
4.000%, 06/15/2038
(Callable 06/15/2028)(Insured by BAM)	2,500,000	2,561,600	0.4%
Other Illinois(1)(3)(7)(8)		55,441,665	9.2%
Total Illinois
(Cost $76,868,918)		80,768,572	13.4%
Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,566,605	0.6%
Other Indiana(1)(2)(8)		18,532,918	3.1%
Total Indiana
(Cost $21,214,921)		22,099,523	3.7%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047
(Callable 07/01/2028)(Insured by GNMA)	1,965,000	2,206,106	0.4%
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	2,000,000	2,023,060	0.3%
Other Iowa(8)		1,558,833	0.2%
Total Iowa
(Cost $5,667,013)		5,787,999	0.9%
Kansas
Other Kansas(8)		3,397,694	0.6%
Total Kansas
(Cost $3,372,029)		3,397,694	0.6%
Kentucky
Kentucky Public Energy Authority:
1.415%, 12/01/2049 (1 Month LIBOR
USD + 1.300%) (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(2)	2,000,000	1,979,200	0.3%
4.000%, 12/01/2049 (Callable 03/01/2025)
(Mandatory Tender Date 06/01/2025)(1)	2,865,000	3,217,195	0.6%
Other Kentucky(1)(8)		3,030,360	0.5%
Total Kentucky
(Cost $7,579,346)		8,226,755	1.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana
Other Louisiana(8)		$2,785,146	0.5%
Total Louisiana
(Cost $2,615,607)		2,785,146	0.5%
Maine
Other Maine(8)		3,784,081	0.6%
Total Maine
(Cost $3,692,024)		3,784,081	0.6%
Maryland
Other Maryland(8)		2,885,838	0.5%
Total Maryland
(Cost $2,845,007)		2,885,838	0.5%
Massachusetts
Massachusetts Housing Finance Agency,
4.500%, 12/01/2048 (Callable 12/01/2027)	$1,895,000	2,103,602	0.3%
Other Massachusetts(8)		3,530,176	0.6%
Total Massachusetts
(Cost $5,452,440)		5,633,778	0.9%
Michigan
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,910,000	2,122,449	0.3%
3.500%, 12/01/2050 (Callable 06/01/2029)	2,000,000	2,196,140	0.4%
Other Michigan(8)		14,200,089	2.4%
Total Michigan
(Cost $17,772,674)		18,518,678	3.1%
Minnesota
Other Minnesota(8)		7,140,837	1.2%
Total Minnesota
(Cost $6,861,204)		7,140,837	1.2%
Mississippi
Other Mississippi(8)		6,445,876	1.1%
Total Mississippi
(Cost $6,047,877)		6,445,876	1.1%
Missouri
Other Missouri(7)(8)		8,504,486	1.4%
Total Missouri
(Cost $8,313,423)		8,504,486	1.4%
Montana
Other Montana(8)		1,200,000	0.2%
Total Montana
(Cost $1,115,040)		1,200,000	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nebraska
Other Nebraska(1)(8)		$5,641,735	0.9%
Total Nebraska
(Cost $5,282,632)		5,641,735	0.9%
Nevada
Nevada Housing Division,
4.000%, 04/01/2049
(Callable 10/01/2028)(Insured by GNMA)	$1,960,000	2,163,350	0.4%
Other Nevada(6)(8)		2,554,512	0.4%
Total Nevada
(Cost $4,543,222)		4,717,862	0.8%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027(3)	3,293,000	3,629,084	0.6%
Other New Jersey(1)(2)(8)		14,552,703	2.4%
Total New Jersey
(Cost $17,767,779)		18,181,787	3.0%
New Mexico
Other New Mexico(8)		2,087,905	0.3%
Total New Mexico
(Cost $2,077,462)		2,087,905	0.3%
New York
City of New York NY,
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,153,640	0.2%
New York City Water & Sewer System,
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,153,640	0.2%
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	2,015,140	0.3%
Other New York(3)(8)		13,219,115	2.2%
Total New York
(Cost $16,851,162)		17,541,535	2.9%
North Carolina
Other North Carolina(8)		2,345,534	0.4%
Total North Carolina
(Cost $2,198,839)		2,345,534	0.4%
North Dakota
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,002,820	0.3%
Other North Dakota(8)		9,856,337	1.7%
Total North Dakota
(Cost $11,516,439)		11,859,157	2.0%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
Little Miami Local School District,
5.000%, 11/01/2036
(Callable 11/01/2025)(Insured by SD CRED PROG)	$1,845,000	$2,213,852	0.4%
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031)(7)	1,750,000	2,111,480	0.3%
Other Ohio(1)(2)(6)(7)(8)		16,890,764	2.8%
Total Ohio
(Cost $20,286,015)		21,216,096	3.5%
Oklahoma
Other Oklahoma(8)		1,843,493	0.3%
Total Oklahoma
(Cost $1,843,915)		1,843,493	0.3%
Oregon
Other Oregon(6)(7)(8)		3,698,030	0.6%
Total Oregon
(Cost $3,378,556)		3,698,030	0.6%
Pennsylvania
Pennsylvania Housing Finance Agency,
4.000%, 10/01/2049 (Callable 10/01/2028)	1,895,000	2,056,852	0.4%
York Suburban School District,
4.000%, 05/01/2030
(Callable 05/01/2024)(Insured by BAM)	1,780,000	1,968,075	0.3%
Other Pennsylvania(1)(7)(8)		15,132,142	2.5%
Total Pennsylvania
(Cost $18,360,722)		19,157,069	3.2%
Puerto Rico
Other Puerto Rico(8)		757,758	0.1%
Total Puerto Rico
(Cost $729,832)		757,758	0.1%
Rhode Island
Other Rhode Island(8)		1,654,249	0.3%
Total Rhode Island
(Cost $1,542,246)		1,654,249	0.3%
South Carolina
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,055,000	1,269,545	0.2%
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	283,835	0.0%
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,763,500	0.5%
0.770%, 05/01/2048 (Callable 07/01/2020)
(Optional Put Date 07/07/2020)(1)	5,075,000	5,075,000	0.8%
South Carolina State Housing
Finance & Development Authority,
4.000%, 07/01/2050 (Callable 07/01/2029)	3,000,000	3,371,310	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other South Carolina(6)(8)		$4,920,547	0.8%
Total South Carolina
(Cost $17,334,234)		17,683,737	2.9%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	$3,260,000	3,554,671	0.6%
South Dakota Housing Development Authority,
4.000%, 05/01/2049 (Callable 05/01/2028)	2,430,000	2,667,824	0.4%
Other South Dakota(8)		636,046	0.1%
Total South Dakota
(Cost $6,704,827)		6,858,541	1.1%
Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	3,920,000	4,426,268	0.7%
Other Tennessee(1)(8)		9,722,454	1.6%
Total Tennessee
(Cost $13,894,233)		14,148,722	2.3%
Texas
Navasota Independent School District,
5.000%, 02/15/2048
(Callable 02/15/2025)(PSF Guaranteed)	2,100,000	2,455,740	0.4%
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,225,000	4,755,069	0.8%
Texas Municipal Gas Acquisition & Supply Corp. I,
1.660%, 12/15/2026 (3 Month LIBOR
USD + 1.450%) (Callable 07/01/2020)(2)	3,000,000	2,862,000	0.5%
Other Texas(1)(3)(6)(7)(8)		34,002,528	5.6%
Total Texas
(Cost $42,357,314)		44,075,337	7.3%
Utah
Salt Lake City Corp.,
5.000%, 07/01/2042 (Callable 07/01/2027)	2,725,000	3,240,379	0.6%
Other Utah(8)		6,221,296	1.0%
Total Utah
(Cost $9,047,673)		9,461,675	1.6%
Vermont
Other Vermont(8)		1,617,943	0.3%
Total Vermont
(Cost $1,579,354)		1,617,943	0.3%
Virgin Islands
Other Virgin Islands(3)(8)		400,704	0.1%
Total Virgin Islands
(Cost $401,959)		400,704	0.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	$3,000,000	$3,087,600	0.5%
Other Virginia(1)(8)		635,776	0.1%
Total Virginia
(Cost $3,676,142)		3,723,376	0.6%
Washington
Other Washington(8)		7,505,034	1.2%
Total Washington
(Cost $7,084,705)		7,505,034	1.2%
Wisconsin
Public Finance Authority,
5.000%, 10/01/2023(3)	2,125,000	2,231,165	0.4%
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2021	150,000	152,930	0.0%
5.000%, 03/01/2022	125,000	131,190	0.0%
5.000%, 11/01/2022	120,000	122,880	0.0%
5.000%, 07/01/2023	165,000	183,954	0.0%
5.000%, 11/01/2023	125,000	128,934	0.0%
5.000%, 07/01/2024	250,000	286,892	0.1%
5.000%, 11/01/2024	155,000	160,850	0.0%
4.000%, 09/15/2025 (Callable 09/15/2023)	225,000	226,537	0.0%
5.000%, 11/01/2025	245,000	255,329	0.1%
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,872	0.0%
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	700,822	0.1%
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	122,376	0.0%
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	192,056	0.0%
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,109,950	0.2%
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	55,409	0.0%
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	212,199	0.0%
5.000%, 10/01/2029	505,000	632,613	0.1%
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	550,718	0.1%
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	701,115	0.1%
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	311,138	0.1%
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	478,469	0.1%
5.000%, 11/15/2044 (Callable 11/15/2022)	330,000	350,948	0.1%
5.000%, 02/15/2051 (Callable 08/15/2026)
(Mandatory Tender Date 02/15/2027)(1)	700,000	832,853	0.1%
Wisconsin Housing & Economic Development Authority,
4.250%, 03/01/2049 (Callable 09/01/2028)	1,920,000	2,132,026	0.4%
Other Wisconsin(3)(8)		12,339,267	2.1%
Total Wisconsin
(Cost $23,926,780)		24,659,492	4.1%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2048 (Callable 06/01/2028)	$1,890,000	$2,071,629	0.3%
Other Wyoming(8)		82,731	0.0%
Total Wyoming
(Cost $2,084,729)		2,154,360	0.3%
Total Long-Term Investments
(Cost $580,044,726)		604,348,922	100.0%
Short-Term Investment
	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust,
Premier Shares, 0.03%(4)	327,759	327,759	0.1%
Total Short-Term Investment
(Cost $327,759)		327,759	0.1%
Total Investments
(Cost $580,372,485)		604,676,681	100.1%
Liabilities in Excess of Other Assets		(898,143)	(0.1)%
TOTAL NET ASSETS		$603,778,538	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
SD CRED PROG – State Credit Enhancement Program
ST AID – State Aid Intercept/Withholding
LIBOR – London Inter-bank Offered Rate
PSF – Permanent School Fund
(1)	Variable rate security, or group of securities contain a variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security, or group of securities contains a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $15,967,446, which represents 2.64% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security, or group of securities contains an auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Notes to Summary Schedule of Investments (cont.)
(6)	Security or a portion of the security, or group of securities contains a security, purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$604,348,922	$—	$604,348,922
Total Long-Term Investments	—	604,348,922	—	604,348,922
Short-Term Investment
Money Market Mutual Fund	327,759	—	—	327,759
Total Short-Term Investment	327,759	—	—	327,759
Total Investments	$327,759	$604,348,922	$—	$604,676,681

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$12,998,621

	SEC 30-Day
	Yield(4)
	Institutional Class	2.26%
	Investor Class	1.81%

	Average
	Effective
	Duration	5.21 years

	Average
	Effective
	Maturity	5.56 years

	Annualized
Sector Weightings(1)	Expense
	Ratio(5)
	Institutional Class	0.30%
	Investor Class	0.55%	(6)

	Portfolio
	Turnover Rate(7)	108%

	Number of
	Holdings	128

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2020.
(5)	Reflects expense ratios as stated in the Fund’s current prospectus.
(6)	Includes 0.25% 12b-1 fee.
(7)	Not annualized.

Baird Municipal Bond Fund
June 30, 2020 (Unaudited)

Total Returns

	Cumulative
	Six	Since
For the Periods Ended June 30, 2020	Months	Inception(1)
Institutional Class Shares	4.99%	6.24%
Investor Class Shares	4.87%	6.09%
Bloomberg Barclays Municipal Bond Index(2)	2.08%	2.93%

(1)	For the period from November 15, 2019 (inception date) through June 30, 2020.
(2)
The Bloomberg Barclays Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 15% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state.  As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, as of the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically at http://www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature and in the Fund’s Form N-CSR on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Part F of Form N-PORT. Shareholders can look up the Fund’s Forms N-CSR or Part F of Form N-PORT on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$112,695	0.9%
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	128,920	1.0%
University of West Alabama:
4.000%, 01/01/2040
(Callable 01/01/2030)(Insured by AGM)	50,000	55,569	0.4%
4.000%, 01/01/2041
(Callable 01/01/2030)(Insured by AGM)	100,000	110,808	0.9%
Other Alabama(1)(7)		106,044	0.8%
Total Alabama
(Cost $500,907)		514,036	4.0%
Alaska
Other Alaska(7)		100,193	0.8%
Total Alaska
(Cost $99,553)		100,193	0.8%
Arizona
Other Arizona(3)(7)		127,454	1.0%
Total Arizona
(Cost $127,023)		127,454	1.0%
Arkansas
Southern Arkansas University,
4.000%, 03/01/2028
(Callable 03/01/2025)(Insured by AGM)	130,000	146,828	1.1%
Total Arkansas
(Cost $141,833)		146,828	1.1%
California
El Rancho Unified School District,
0.000%, 08/01/2031
(Callable 08/01/2028)(Insured by AGM)(5)	115,000	138,040	1.1%
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029)(5)	105,000	114,856	0.9%
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	125,000	128,212	1.0%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oxnard School District,
2.000%, 08/01/2045
(Callable 08/01/2026)(Insured by BAM)(5)	$150,000	$163,577	1.2%
Other California(2)(5)(7)		370,591	2.8%
Total California
(Cost $881,816)		915,276	7.0%
Colorado
City & County of Denver CO,
5.000%, 08/01/2041 (Callable 08/01/2026)	115,000	136,573	1.1%
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	125,000	108,045	0.8%
Other Colorado(7)		126,025	1.0%
Total Colorado
(Cost $345,223)		370,643	2.9%
Connecticut
Connecticut State Higher Education
Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026)(6)	150,000	147,942	1.1%
Total Connecticut
(Cost $146,754)		147,942	1.1%
Florida
Florida Housing Finance Corp.,
4.200%, 01/01/2045
(Callable 01/01/2028)(Insured by GNMA)	150,000	168,573	1.3%
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	162,678	1.2%
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	214,932	1.7%
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	207,560	1.6%
Other Florida(7)		79,395	0.6%
Total Florida
(Cost $837,062)		833,138	6.4%
Georgia
Burke County Development Authority,
0.320%, 11/01/2052 (Optional Put Date 07/01/2020)(1)	200,000	200,000	1.5%
Total Georgia
(Cost $200,000)		200,000	1.5%
Illinois
City of Chicago IL:
0.000%, 01/01/2027 (Insured by NATL)	100,000	77,413	0.6%
0.000%, 01/01/2031 (Insured by NATL)	200,000	127,366	1.0%
State of Illinois,
5.500%, 05/01/2030	100,000	114,008	0.9%
Village of Crestwood IL,
4.000%, 12/15/2027
(Callable 12/15/2025)(Insured by BAM)	100,000	111,919	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Will County Community High School District No. 210,
4.000%, 01/01/2034
(Callable 01/01/2029)(Insured by AGM)	$100,000	$109,851	0.8%
Other Illinois(3)(7)		749,700	5.8%
Total Illinois
(Cost $1,260,330)		1,290,257	9.9%
Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	151,986	1.2%
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	117,429	0.9%
St. Joseph County Airport Authority,
0.010%, 07/01/2028	155,000	136,811	1.0%
Total Indiana
(Cost $384,398)		406,226	3.1%
Iowa
Other Iowa(7)		100,195	0.8%
Total Iowa
(Cost $99,375)		100,195	0.8%
Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL)(3)	100,000	107,910	0.8%
Other Kansas(7)		23,752	0.2%
Total Kansas
(Cost $129,401)		131,662	1.0%
Kentucky
Other Kentucky(2)(7)		124,486	1.0%
Total Kentucky
(Cost $122,249)		124,486	1.0%
Louisiana
Other Louisiana(7)		50,664	0.4%
Total Louisiana
(Cost $50,000)		50,664	0.4%
Massachusetts
Other Massachusetts(3)(7)		60,127	0.5%
Total Massachusetts
(Cost $57,848)		60,127	0.5%
Minnesota
Other Minnesota(7)		53,241	0.4%
Total Minnesota
(Cost $54,783)		53,241	0.4%
Missouri
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	125,000	133,975	1.0%
5.000%, 10/01/2035 (Callable 10/01/2029)(5)	175,000	153,878	1.2%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Missouri(7)		$360,137	2.8%
Total Missouri
(Cost $667,545)		647,990	5.0%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	$100,000	113,636	0.9%
Total Nebraska
(Cost $100,000)		113,636	0.9%
Nevada
Other Nevada(3)(7)		49,075	0.4%
Total Nevada
(Cost $45,047)		49,075	0.4%
New Jersey
Essex County Improvement Authority,
5.000%, 11/01/2027	100,000	123,226	1.0%
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	316,593	2.4%
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	28,362	0.2%
5.000%, 12/15/2028	200,000	232,674	1.8%
South Jersey Port Corp.,
5.000%, 01/01/2025	100,000	108,505	0.8%
Other New Jersey(3)(7)		111,488	0.9%
Total New Jersey
(Cost $894,658)		920,848	7.1%
New York
Middletown City School District,
3.000%, 06/15/2034
(Callable 06/15/2024)(Insured by ST AID)	110,000	115,564	0.9%
New York City Transitional Finance Authority,
4.000%, 07/15/2040
(Callable 07/15/2029)(Insured by ST AID)	150,000	172,237	1.3%
New York State Dormitory Authority:
5.000%, 07/01/2031 (Callable 07/01/2026)	55,000	65,148	0.5%
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	306,632	2.3%
New York Transportation Development Corp.:
5.000%, 01/01/2021	75,000	75,590	0.6%
5.000%, 01/01/2024	75,000	79,088	0.6%
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	96,749	0.7%
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	46,462	0.4%
Other New York(7)		218,201	1.7%
Total New York
(Cost $1,130,285)		1,175,671	9.0%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina
Other North Carolina(7)		$76,361	0.6%
Total North Carolina
(Cost $81,920)		76,361	0.6%
North Dakota
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	$150,000	164,617	1.3%
Other North Dakota(7)		200,020	1.5%
Total North Dakota
(Cost $362,055)		364,637	2.8%
Ohio
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023(1)	170,000	168,163	1.3%
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	99,818	0.7%
5.000%, 04/01/2030(6)	125,000	152,391	1.2%
Other Ohio(5)(7)		156,740	1.2%
Total Ohio
(Cost $575,819)		577,112	4.4%
Oklahoma
Other Oklahoma(7)		160,142	1.2%
Total Oklahoma
(Cost $162,272)		160,142	1.2%
Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027)(5)	100,000	121,772	0.9%
Other Oregon(7)		62,139	0.5%
Total Oregon
(Cost $169,994)		183,911	1.4%
Pennsylvania
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025	150,000	150,775	1.2%
Other Pennsylvania(1)(5)(7)		355,539	2.7%
Total Pennsylvania
(Cost $503,181)		506,314	3.9%
Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	140,395	1.1%
Total Rhode Island
(Cost $139,845)		140,395	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	$100,000	$106,147	0.8%
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	105,124	0.8%
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	165,810	1.3%
Other South Carolina(1)(7)		172,657	1.3%
Total South Carolina
(Cost $548,185)		549,738	4.2%
South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	136,299	1.0%
Total South Dakota
(Cost $134,232)		136,299	1.0%
Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	125,000	141,144	1.1%
Total Tennessee
(Cost $143,504)		141,144	1.1%
Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033
(Callable 08/01/2028)(PSF Guaranteed)	125,000	147,346	1.2%
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	100,000	116,224	0.9%
Other Texas(2)(5)(7)		277,056	2.1%
Total Texas
(Cost $526,573)		540,626	4.2%
Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	258,761	2.0%
Total Utah
(Cost $255,328)		258,761	2.0%
Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	237,572	1.8%
Other Washington(2)(7)		88,105	0.7%
Total Washington
(Cost $310,565)		325,677	2.5%
The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund
Summary Schedule of Investments, June 30, 2020 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin
Green Bay Housing Authority,
2.000%, 04/01/2030 (Callable 04/01/2025)	$140,000	$142,393	1.1%
Public Finance Authority:
5.000%, 07/01/2022	100,000	101,913	0.8%
5.000%, 10/01/2023(3)	75,000	78,747	0.6%
Other Wisconsin(6)(7)		251,895	1.9%
Total Wisconsin
(Cost $564,281)		574,948	4.4%
Total Long-Term Investments
(Cost $12,753,844)		13,015,653	100.1%
Short-Term Investment
	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free
Cash Trust, Premier Shares, 0.03%(4)	62,793	62,793	0.5%
Total Short-Term Investment
(Cost $62,793)		62,793	0.5%
Total Investments
(Cost $12,816,637)		13,078,446	100.6%
Liabilities in Excess of Other Assets		(79,825)	(0.6)%
TOTAL NET ASSETS		$12,998,621	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
GNMA – Government National Mortgage Association
NATL – National Public Finance Guarantee Corp.
ST AID – State Aid Intercept/Withholding
PSF – Permanent School Fund
(1)	Variable rate security, or group of securities contain a variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security, or group of securities contain a variable rate security, based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security, or group of securities contains a security, issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $587,318, which represents 4.52% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond or group of securities contain a step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(6)	Security or a portion of the security, or group of securities contain a security, purchased on a when-issued or delayed delivery basis.
(7)	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The accompanying notes are an integral part of these financial statements.

Baird Municipal Bond Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$13,015,653	$—	$13,015,653
Total Long-Term Investments	—	13,015,653	—	13,015,653
Short-Term Investment
Money Market Mutual Fund	62,793	—	—	62,793
Total Short-Term Investment	62,793	—	—	62,793
Total Investments	$62,793	$13,015,653	$—	$13,078,446

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2020 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/20 – 6/30/20).

Actual Expenses

The third and fourth columns of the following tables provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the tables (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2020 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/20	6/30/20	Period(1)	6/30/20	Period(1)
Baird Ultra Short Bond Fund
Institutional Class	0.15%	$1,000.00	$1,011.80	$0.75	$1,024.12	$0.75
Investor Class	0.40%	$1,000.00	$1,014.10	$2.00	$1,022.87	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,029.30	$1.51	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,028.00	$2.77	$1,022.13	$2.77

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,055.60	$1.53	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,054.30	$2.81	$1,022.13	$2.77

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,063.60	$1.54	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,062.70	$2.82	$1,022.13	$2.77

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,058.00	$1.54	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,056.80	$2.81	$1,022.13	$2.77

Baird Short-Term
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,016.10	$1.50	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,014.90	$2.76	$1,022.13	$2.77

Baird Strategic
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,048.10	$1.53	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,046.10	$2.80	$1,022.13	$2.77

Baird Quality Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,027.50	$1.51	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,026.50	$2.77	$1,022.13	$2.77

Baird Core Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,023.30	$1.51	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,023.10	$2.77	$1,022.13	$2.77

Baird Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,049.90	$1.53	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,048.70	$2.80	$1,022.13	$2.77

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 182 days and divided by 366 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $2,587,221,695, $7,393,320,893
and $4,628,423,552, respectively)	$2,595,113,765	$7,528,454,990	$4,869,740,710
Interest receivable	12,492,481	41,013,682	27,998,996
Receivable for investments sold	—	160,410,029	—
Receivable for Fund shares sold	30,169,791	41,117,861	9,915,708
Uninvested cash	—	—	264,597
Prepaid expenses and other assets	—	—	133,729
Total assets	2,637,776,037	7,770,996,562	4,908,053,740
LIABILITIES:
Payable for securities purchased	58,497,288	231,056,467	111,713,159
Payable for Fund shares redeemed	2,639,776	7,545,683	1,572,555
Payable to Advisor, net (Note 5)	207,257	1,535,969	966,934
Due to custodian	309,348	5,474,538	—
Accrued administration fees (Note 5)	103,628	307,194	193,387
Accrued Rule 12b-1 fees (Note 7)	17,245	54,568	20,486
Accrued expenses and other liabilities	—	22	861
Total liabilities	61,774,542	245,974,441	114,467,382
NET ASSETS	$2,576,001,495	$7,525,022,121	$4,793,586,358
NET ASSETS CONSIST OF:
Paid-in capital	$2,565,455,962	$7,332,820,096	$4,497,572,762
Total distributable earnings	10,545,533	192,202,025	296,013,596
NET ASSETS	$2,576,001,495	$7,525,022,121	$4,793,586,358
INSTITUTIONAL CLASS SHARES
Net Assets	$2,519,824,225	$7,340,220,828	$4,742,074,887
Shares outstanding ($0.01 par value,
unlimited shares authorized)	249,684,742	737,834,164	403,201,049
Net asset value, offering and
redemption price per share	$10.09	$9.95	$11.76
INVESTOR CLASS SHARES
Net Assets	$56,177,270	$184,801,293	$51,511,471
Shares outstanding ($0.01 par value,
unlimited shares authorized)	5,551,609	18,581,804	4,182,324
Net asset value, offering and
redemption price per share	$10.12	$9.95	$12.32

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $25,866,469,710
and $25,155,201,192, respectively)	$27,497,250,302	$26,760,670,397
Interest receivable	148,972,154	167,475,871
Receivable for investments sold	26,440,307	30,873,719
Receivable for Fund shares sold	82,297,439	47,520,642
Uninvested cash	36,231,281	1,373,945
Prepaid expenses and other assets	143,633	6,981
Total assets	27,791,335,116	27,007,921,555
LIABILITIES:
Payable for securities purchased	781,333,673	348,468,655
Payable for Fund shares redeemed	12,082,411	66,726,650
Payable to Advisor, net (Note 5)	5,422,553	5,408,480
Accrued administration fees (Note 5)	1,084,511	1,081,696
Accrued Rule 12b-1 fees (Note 7)	334,848	675,714
Accrued expenses and other liabilities	—	21
Total liabilities	800,257,996	422,361,216
NET ASSETS	$26,991,077,120	$26,585,560,339
NET ASSETS CONSIST OF:
Paid-in capital	$25,006,659,484	$24,684,891,735
Total distributable earnings	1,984,417,636	1,900,668,604
NET ASSETS	$26,991,077,120	$26,585,560,339
INSTITUTIONAL CLASS SHARES
Net Assets	$26,141,693,986	$24,085,539,696
Shares outstanding ($0.01 par value,
unlimited shares authorized)	2,219,322,963	1,996,126,462
Net asset value, offering and
redemption price per share	$11.78	$12.07
INVESTOR CLASS SHARES
Net Assets	$849,383,134	$2,500,020,643
Shares outstanding ($0.01 par value,
unlimited shares authorized)	69,631,849	198,542,697
Net asset value, offering and
redemption price per share	$12.20	$12.59

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

			Baird
	Baird	Baird	Quality
	Short-Term	Strategic	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $1,114,025,402, $42,913,250
and $1,317,608,954, respectively)	$1,132,523,032	$43,517,529	$1,385,325,118
Interest receivable	9,635,791	369,941	12,020,457
Receivable for investments sold	15,201,833	1,690,130	—
Receivable for Fund shares sold	29,204,787	334,585	4,542,023
Receivable for variation
margin on futures contracts	—	3,125	—
Deposits with broker for future contracts	—	19,039	—
Uninvested cash	24,253	—	—
Total assets	1,186,589,696	45,934,349	1,401,887,598
LIABILITIES:
Payable for securities purchased	13,223,577	3,443,075	5,917,382
Payable for Fund shares redeemed	2,816,831	1,698	830,156
Payable to Advisor, net (Note 5)	232,626	7,684	282,007
Due to custodian	—	—	10,644
Accrued administration fees (Note 5)	46,525	1,537	56,402
Accrued interest expense (Note 6)	172	—	—
Line of credit payable (Note 6)	4,961,000	—	—
Accrued Rule 12b-1 fees (Note 7)	49,589	2,671	81,008
Total liabilities	21,330,320	3,456,665	7,177,599
NET ASSETS	$1,165,259,376	$42,477,684	$1,394,709,999
NET ASSETS CONSIST OF:
Paid-in capital	$1,147,982,443	$41,311,122	$1,335,821,828
Total distributable earnings	17,276,933	1,166,562	58,888,171
NET ASSETS	$1,165,259,376	$42,477,684	$1,394,709,999
INSTITUTIONAL CLASS SHARES
Net Assets	$1,095,799,055	$36,076,761	$1,306,919,313
Shares outstanding ($0.01 par value,
unlimited shares authorized)	105,943,320	3,449,644	109,355,001
Net asset value, offering and
redemption price per share	$10.34	$10.46	$11.95
INVESTOR CLASS SHARES
Net Assets	$69,460,321	$6,400,923	$87,790,686
Shares outstanding ($0.01 par value,
unlimited shares authorized)	6,725,525	612,409	7,165,863
Net asset value, offering and
redemption price per share	$10.33	$10.45	$12.25

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Baird Core
	Intermediate	Baird
	Municipal	Municipal
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $580,372,485
and $12,816,637, respectively)	$604,676,681	$13,078,446
Interest receivable	5,368,239	119,315
Receivable for investments sold	2,325,812	653,376
Receivable for Fund shares sold	4,193,180	—
Uninvested cash	11,141	—
Total assets	616,575,053	13,851,137
LIABILITIES:
Payable for securities purchased	12,073,257	849,196
Payable for Fund shares redeemed	573,753	—
Payable to Advisor, net (Note 5)	119,706	2,745
Accrued administration fees (Note 5)	23,941	549
Accrued Rule 12b-1 fees (Note 7)	5,858	26
Total liabilities	12,796,515	852,516
NET ASSETS	$603,778,538	$12,998,621
NET ASSETS CONSIST OF:
Paid-in capital	$578,398,870	$12,434,825
Total distributable earnings	25,379,668	563,796
NET ASSETS	$603,778,538	$12,998,621
INSTITUTIONAL CLASS SHARES
Net Assets	$579,991,373	$12,887,682
Shares outstanding ($0.01 par value,
unlimited shares authorized)	53,779,038	1,227,271
Net asset value, offering and redemption price per share	$10.78	$10.50
INVESTOR CLASS SHARES
Net Assets	$23,787,165	$110,939
Shares outstanding ($0.01 par value,
unlimited shares authorized)	2,206,821	10,566
Net asset value, offering and redemption price per share	$10.78	$10.50

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$19,094,120	$86,744,920	$60,013,961
Total investment income	19,094,120	86,744,920	60,013,961
EXPENSES:
Investment advisory fees (Note 5)	2,443,959	8,753,270	5,620,353
Administration fees (Note 5)	488,792	1,750,654	1,124,071
Rule 12b-1 fees – Investor Class Shares (Note 7)	94,548	216,432	63,560
Total expenses	3,027,299	10,720,356	6,807,984
Fee waiver by Advisor (Note 5)	(1,466,375)	—	—
Net expenses	1,560,924	10,720,356	6,807,984
NET INVESTMENT INCOME	17,533,196	76,024,564	53,205,977

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	1,874,656	63,491,937	70,716,947
Net change in unrealized
appreciation on investments	5,298,987	60,968,079	118,660,992
Net realized and unrealized gain on investments	7,173,643	124,460,016	189,377,939
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$24,706,839	$200,484,580	$242,583,916

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$328,510,721	$367,054,971
Other income	—	55,000
Total investment income	328,510,721	367,109,971
EXPENSES:
Investment advisory fees (Note 5)	30,594,402	31,542,190
Administration fees (Note 5)	6,118,880	6,308,438
Rule 12b-1 fees – Investor Class Shares (Note 7)	1,038,537	3,101,253
Total expenses	37,751,819	40,951,881
NET INVESTMENT INCOME	290,758,902	326,158,090

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	380,498,542	348,490,322
Net change in unrealized appreciation on investments	822,806,725	729,600,668
Net realized and unrealized gain on investments	1,203,305,267	1,078,090,990
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,494,064,169	$1,404,249,080

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

			Baird
	Baird	Baird	Quality
	Short-Term	Strategic	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$10,639,626	$272,022	$16,117,223
Other income	—	132	—
Total investment income	10,639,626	272,154	16,117,223
EXPENSES:
Investment advisory fees (Note 5)	1,312,058	27,271	1,662,366
Administration fees (Note 5)	262,412	5,454	332,473
Interest expense (Note 7)	243	—	4,976
Rule 12b-1 fees – Investor Class Shares (Note 7)	110,054	2,715	103,704
Total expenses	1,684,767	35,440	2,103,519
NET INVESTMENT INCOME	8,954,859	236,714	14,013,704

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
Investments	(1,053,907)	518,474	796,934
Futures contracts	—	4,023	—
Net change in unrealized
appreciation (depreciation) on:
Investments	8,821,397	565,144	19,460,143
Futures contracts	—	(12,883)	—
Net realized and unrealized gain
on investments and futures contracts	7,767,490	1,074,758	20,257,077
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$16,722,349	$1,311,472	$34,270,781

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

	Baird Core
	Intermediate	Baird
	Municipal	Municipal
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$7,069,758	$133,611
Other income	—	59
Total investment income	7,069,758	133,670
EXPENSES:
Investment advisory fees (Note 5)	687,307	13,356
Administration fees (Note 5)	137,461	2,671
Rule 12b-1 fees – Investor Class Shares (Note 7)	14,735	45
Total expenses	839,503	16,072
NET INVESTMENT INCOME	6,230,255	117,598

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	749,830	266,475
Net change in unrealized appreciation on investments	5,995,714	220,007
Net realized and unrealized gain on investments	6,745,544	486,482
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$12,975,799	$604,080

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$17,533,196	$37,739,622
Net realized gain on investments	1,874,656	1,283,731
Net change in unrealized appreciation on investments	5,298,987	4,766,335
Net increase in net assets resulting from operations	24,706,839	43,789,688

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,097,082,565	1,576,519,226
Shares issued to holders in reinvestment of distributions	16,665,568	36,713,747
Cost of shares redeemed	(1,278,844,709)	(932,349,988)
Net increase in net assets resulting
from capital share transactions	834,903,424	680,882,985

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(16,477,304)	(37,557,823)
Investor Class	(665,975)	(624,557)
Total net distributions to shareholders	(17,143,279)	(38,182,380)

TOTAL INCREASE IN NET ASSETS	842,466,984	686,490,293

NET ASSETS:
Beginning of period	1,733,534,511	1,047,044,218
End of period	$2,576,001,495	$1,733,534,511

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$76,024,564	$161,129,708
Net realized gain on investments	63,491,937	24,666,686
Net change in unrealized appreciation on investments	60,968,079	107,756,900
Net increase in net assets resulting from operations	200,484,580	293,553,294

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,336,732,100	2,907,577,528
Shares issued to holders in reinvestment of distributions	68,695,511	149,691,548
Cost of shares redeemed	(1,657,723,610)	(2,278,660,216)
Net increase in net assets resulting
from capital share transactions	747,704,001	778,608,860

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(72,978,120)	(158,021,583)
Investor Class	(1,625,732)	(3,939,938)
Total net distributions to shareholders	(74,603,852)	(161,961,521)

TOTAL INCREASE IN NET ASSETS	873,584,729	910,200,633

NET ASSETS:
Beginning of period	6,651,437,392	5,741,236,759
End of period	$7,525,022,121	$6,651,437,392

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$53,205,977	$103,522,908
Net realized gain on investments	70,716,947	8,857,119
Net change in unrealized appreciation on investments	118,660,992	157,961,371
Net increase in net assets resulting from operations	242,583,916	270,341,398

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	734,344,686	1,396,378,184
Shares issued to holders in reinvestment of distributions	44,653,214	87,687,553
Cost of shares redeemed	(570,110,241)	(568,729,114)
Net increase in net assets resulting
from capital share transactions	208,887,659	915,336,623

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(51,622,069)	(102,554,663)
Investor Class	(498,945)	(1,094,238)
Total net distributions to shareholders	(52,121,014)	(103,648,901)

TOTAL INCREASE IN NET ASSETS	399,350,561	1,082,029,120

NET ASSETS:
Beginning of period	4,394,235,797	3,312,206,677
End of period	$4,793,586,358	$4,394,235,797

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$290,758,902	$547,157,275
Net realized gain on investments	380,498,542	117,338,627
Net change in unrealized appreciation on investments	822,806,725	1,082,352,966
Net increase in net assets resulting from operations	1,494,064,169	1,746,848,868

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,781,878,492	10,015,319,367
Shares issued to holders in reinvestment of distributions	269,385,353	512,385,172
Cost of shares redeemed	(3,900,163,999)	(4,678,796,166)
Net increase in net assets resulting
from capital share transactions	3,151,099,846	5,848,908,373

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(289,209,258)	(549,645,021)
Investor Class	(8,676,496)	(17,995,718)
Total net distributions to shareholders	(297,885,754)	(567,640,739)

TOTAL INCREASE IN NET ASSETS	4,347,278,261	7,028,116,502

NET ASSETS:
Beginning of period	22,643,798,859	15,615,682,357
End of period	$26,991,077,120	$22,643,798,859

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$326,158,090	$609,321,044
Net realized gain on investments	348,490,322	87,582,941
Net change in unrealized appreciation on investments	729,600,668	1,227,759,163
Net increase in net assets resulting from operations	1,404,249,080	1,924,663,148

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,131,465,765	8,006,235,991
Shares issued to holders in reinvestment of distributions	309,110,570	584,928,310
Cost of shares redeemed	(3,852,617,177)	(3,769,814,425)
Net increase in net assets resulting
from capital share transactions	1,587,959,158	4,821,349,876

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(303,116,555)	(567,068,342)
Investor Class	(28,341,169)	(60,455,523)
Total net distributions to shareholders	(331,457,724)	(627,523,865)

TOTAL INCREASE IN NET ASSETS	2,660,750,514	6,118,489,159

NET ASSETS:
Beginning of period	23,924,809,825	17,806,320,666
End of period	$26,585,560,339	$23,924,809,825

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Short-Term Municipal Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$8,954,859	$11,618,292
Net realized loss on investments	(1,053,907)	(32,969)
Net change in unrealized appreciation on investments	8,821,397	9,376,603
Net increase in net assets resulting from operations	16,722,349	20,961,926

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	480,627,966	896,607,390
Shares issued to holders in reinvestment of distributions	7,429,422	9,383,424
Cost of shares redeemed	(346,542,977)	(244,784,136)
Net increase in net assets resulting
from capital share transactions	141,514,411	661,206,678

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(8,056,581)	(10,340,865)
Investor Class	(628,318)	(1,298,626)
Total net distributions to shareholders	(8,684,899)	(11,639,491)

TOTAL INCREASE IN NET ASSETS	149,551,861	670,529,113

NET ASSETS:
Beginning of period	1,015,707,515	345,178,402
End of period	$1,165,259,376	$1,015,707,515

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Strategic Municipal Bond Fund

	Six Months Ended	November 15, 2019^
	June 30, 2020	through
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$236,714	$22,291
Net realized gain on investments	522,497	40,936
Net change in unrealized appreciation on investments	552,261	39,135
Net increase in net assets resulting from operations	1,311,472	102,362

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,749,311	11,940,204
Shares issued to holders in reinvestment of distributions	201,968	19,842
Cost of shares redeemed	(2,600,203)	—
Net increase in net assets resulting
from capital share transactions	29,351,076	11,960,046

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(198,645)	(21,632)
Investor Class	(26,953)	(42)
Total net distributions to shareholders	(225,598)	(21,674)

TOTAL INCREASE IN NET ASSETS	30,436,950	12,040,734

NET ASSETS:
Beginning of period	12,040,734	—
End of period	$42,477,684	$12,040,734

^   Inception was the close of business on November 15, 2019.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$14,013,704	$27,923,026
Net realized gain (loss) on investments	796,934	(296,303)
Net change in unrealized appreciation on investments	19,460,143	36,837,003
Net increase in net assets resulting from operations	34,270,781	64,463,726

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	273,525,326	456,956,508
Shares issued to holders in reinvestment of distributions	11,934,308	24,635,306
Cost of shares redeemed	(253,806,652)	(295,612,497)
Net increase in net assets resulting
from capital share transactions	31,652,982	185,979,317

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(12,895,673)	(26,299,068)
Investor Class	(735,672)	(1,731,578)
Total net distributions to shareholders	(13,631,345)	(28,030,646)

TOTAL INCREASE IN NET ASSETS	52,292,418	222,412,397

NET ASSETS:
Beginning of period	1,342,417,581	1,120,005,184
End of period	$1,394,709,999	$1,342,417,581

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$6,230,255	$10,624,164
Net realized gain on investments	749,830	1,173,329
Net change in unrealized appreciation on investments	5,995,714	16,527,720
Net increase in net assets resulting from operations	12,975,799	28,325,213

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	166,273,141	206,715,430
Shares issued to holders in reinvestment of distributions	4,522,497	7,931,294
Cost of shares redeemed	(115,336,356)	(70,580,422)
Net increase in net assets resulting
from capital share transactions	55,459,282	144,066,302

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(5,919,844)	(10,964,930)
Investor Class	(129,691)	(90,108)
Total net distributions to shareholders	(6,049,535)	(11,055,038)

TOTAL INCREASE IN NET ASSETS	62,385,546	161,336,477

NET ASSETS:
Beginning of period	541,392,992	380,056,515
End of period	$603,778,538	$541,392,992

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Municipal Bond Fund

	Six Months Ended	November 15, 2019^
	June 30, 2020	through
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$117,598	$14,645
Net realized gain on investments	266,475	31,173
Net change in unrealized appreciation on investments	220,007	41,802
Net increase in net assets resulting from operations	604,080	87,620

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,101,220	7,329,812
Shares issued to holders in reinvestment of distributions	96,420	13,576
Cost of shares redeemed	(106,203)	—
Net increase in net assets resulting
from capital share transactions	5,091,437	7,343,388

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	(113,438)	(14,009)
Investor Class	(410)	(47)
Total net distributions to shareholders	(113,848)	(14,056)

TOTAL INCREASE IN NET ASSETS	5,581,669	7,416,952

NET ASSETS:
Beginning of period	7,416,952	—
End of period	$12,998,621	$7,416,952

^  Inception was the close of business on November 15, 2019.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017		2016	2015
Per Share Data:
Net asset value,
beginning of period	$10.06		$10.01		$10.03	$10.03		$9.98	$10.03
Income from
investment operations:
Net investment income(1)	0.09		0.26		0.23	0.13		0.11	0.08
Net realized and unrealized
gains (losses)	0.03		0.05		(0.04)	0.00	(2)(3)	0.04	(0.05)
Total from
investment operations	0.12		0.31		0.19	0.13		0.15	0.03
Less distributions:
Distributions from
net investment income	(0.09)		(0.26)		(0.21)	(0.13)		(0.10)	(0.08)
Distributions from
net realized gains	—		(0.00	)(2)	—	—		—	—
Total distributions	(0.09)		(0.26)		(0.21)	(0.13)		(0.10)	(0.08)
Net asset value, end of period	$10.09		$10.06		$10.01	$10.03		$10.03	$9.98
Total return	1.18	%(4)	3.11%		1.95%	1.30%		1.56%	0.30%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2,519.8		$1,701.0		$1,031.5	$532.0		$387.3	$189.3
Ratio of expenses to
average net assets	0.15	%(5)	0.15%		0.15%	0.15%		0.15%	0.15%
Ratio of expenses to average
net assets (before waivers)	0.30	%(5)	0.30%		0.30%	0.30%		0.30%	0.30%
Ratio of net investment
income to average net assets	1.80	%(5)	2.61%		2.24%	1.31%		1.05%	0.78%
Ratio of net investment
income to average net assets
(before waivers)	1.65	%(5)	2.46%		2.09%	1.16%		0.90%	0.63%
Portfolio turnover rate(6)	54	%(4)	70%		66%	83%		97%	66%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$10.05		$10.00		$10.03	$10.03	$9.98	$10.02
Income from
investment operations:
Net investment income(1)	0.08		0.24		0.20	0.11	0.08	0.05
Net realized and unrealized
gains (losses)	0.06		0.04		(0.04)	(0.01)	0.05	(0.03)
Total from
investment operations	0.14		0.28		0.16	0.10	0.13	0.02
Less distributions:
Distributions from
net investment income	(0.07)		(0.23)		(0.19)	(0.10)	(0.08)	(0.06)
Distributions from
net realized gains	—		(0.00	)(2)	—	—	—	—
Total distributions	(0.07)		(0.23)		(0.19)	(0.10)	(0.08)	(0.06)
Net asset value, end of period	$10.12		$10.05		$10.00	$10.03	$10.03	$9.98
Total return	1.41	%(3)	2.87%		1.60%	1.05%	1.32%	0.16%
Supplemental data and ratios:
Net assets,
end of period (millions)	$56.2		$32.5		$15.6	$7.6	$5.2	$1.2
Ratio of expenses to
average net assets	0.40	%(4)	0.40%		0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average
net assets (before waivers)	0.55	%(4)	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	1.55	%(4)	2.36%		1.99%	1.06%	0.80%	0.53%
Ratio of net investment
income to average net assets
(before waivers)	1.40	%(4)	2.21%		1.84%	0.91%	0.65%	0.38%
Portfolio turnover rate(5)	54	%(3)	70%		66%	83%	97%	66%
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016		2015
Per Share Data:
Net asset value,
beginning of period	$9.77		$9.57	$9.64	$9.66		$9.60		$9.67
Income from
investment operations:
Net investment income(1)	0.11		0.24	0.21	0.17		0.15		0.13
Net realized and unrealized
gains (losses)	0.17		0.20	(0.07)	(0.02)		0.06		(0.05)
Total from
investment operations	0.28		0.44	0.14	0.15		0.21		0.08
Less distributions:
Distributions from
net investment income	(0.10)		(0.24)	(0.21)	(0.17)		(0.15)		(0.15)
Distributions from
net realized gains	—		—	—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.10)		(0.24)	(0.21)	(0.17)		(0.15)		(0.15)
Net asset value, end of period	$9.95		$9.77	$9.57	$9.64		$9.66		$9.60
Total return	2.93	%(3)	4.68%	1.49%	1.53%		2.25%		0.89%
Supplemental data and ratios:
Net assets,
end of period (millions)	$7,340.2		$6,469.1	$5,596.2	$5,399.7		$3,769.3		$2,976.0
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%		0.30%
Ratio of net investment
income to average net assets	2.18	%(4)	2.50%	2.21%	1.73%		1.57%		1.30%
Portfolio turnover rate(5)	42	%(3)	64%	58%	55%		44%		38%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016		2015
Per Share Data:
Net asset value,
beginning of period	$9.77		$9.57	$9.64	$9.66		$9.60		$9.67
Income from
investment operations:
Net investment income(1)	0.09		0.22	0.19	0.14		0.13		0.10
Net realized and unrealized
gains (losses)	0.18		0.20	(0.07)	(0.02)		0.06		(0.04)
Total from
investment operations	0.27		0.42	0.12	0.12		0.19		0.06
Less distributions:
Distributions from
net investment income	(0.09)		(0.22)	(0.19)	(0.14)		(0.13)		(0.13)
Distributions from
net realized gains	—		—	—	(0.00	)(2)	(0.00	)(2)	(0.00	)(2)
Total distributions	(0.09)		(0.22)	(0.19)	(0.14)		(0.13)		(0.13)
Net asset value, end of period	$9.95		$9.77	$9.57	$9.64		$9.66		$9.60
Total return	2.80	%(3)	4.42%	1.24%	1.28%		2.00%		0.64%
Supplemental data and ratios:
Net assets,
end of period (millions)	$184.8		$182.4	$145.0	$134.9		$104.9		$40.6
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%		0.55%
Ratio of net investment
income to average net assets	1.93	%(4)	2.25%	1.96%	1.48%		1.32%		1.05%
Portfolio turnover rate(5)	42	%(3)	64%	58%	55%		44%		38%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.27		$10.80	$11.01	$10.97		$10.93	$11.10
Income from
investment operations:
Net investment income(1)	0.14		0.29	0.27	0.26		0.25	0.24
Net realized and unrealized
gains (losses)	0.48		0.46	(0.21)	0.04		0.06	(0.13)
Total from
investment operations	0.62		0.75	0.06	0.30		0.31	0.11
Less distributions:
Distributions from
net investment income	(0.13)		(0.28)	(0.27)	(0.26)		(0.25)	(0.25)
Distributions from
net realized gains	—		—	—	(0.00	)(2)	(0.02)	(0.03)
Total distributions	(0.13)		(0.28)	(0.27)	(0.26)		(0.27)	(0.28)
Net asset value, end of period	$11.76		$11.27	$10.80	$11.01		$10.97	$10.93
Total return	5.56	%(3)	7.05%	0.58%	2.74%		2.83%	0.99%
Supplemental data and ratios:
Net assets,
end of period (millions)	$4,742.1		$4,342.1	$3,264.9	$2,902.0		$2,209.1	$1,787.0
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment
income to average net assets	2.37	%(4)	2.57%	2.51%	2.32%		2.21%	2.14%
Portfolio turnover rate(5)	27	%(3)	26%	32%	31%		30%	39%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.80		$11.29	$11.50	$11.44		$11.39	$11.56
Income from
investment operations:
Net investment income(1)	0.13		0.27	0.25	0.24		0.23	0.22
Net realized and unrealized
gains (losses)	0.51		0.50	(0.22)	0.04		0.06	(0.14)
Total from
investment operations	0.64		0.77	0.03	0.28		0.29	0.08
Less distributions:
Distributions from
net investment income	(0.12)		(0.26)	(0.24)	(0.22)		(0.22)	(0.22)
Distributions from
net realized gains	—		—	—	(0.00	)(2)	(0.02)	(0.03)
Total distributions	(0.12)		(0.26)	(0.24)	(0.22)		(0.24)	(0.25)
Net asset value, end of period	$12.32		$11.80	$11.29	$11.50		$11.44	$11.39
Total return	5.43	%(3)	6.83%	0.30%	2.53%		2.55%	0.79%
Supplemental data and ratios:
Net assets,
end of period (millions)	$51.5		$52.2	$47.3	$53.9		$98.1	$103.4
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment
income to average net assets	2.12	%(4)	2.32%	2.26%	2.07%		1.96%	1.89%
Portfolio turnover rate(5)	27	%(3)	26%	32%	31%		30%	39%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.21		$10.53	$10.87	$10.70	$10.61	$10.81
Income from
investment operations:
Net investment income(1)	0.14		0.30	0.29	0.26	0.25	0.24
Net realized and unrealized
gains (losses)	0.57		0.69	(0.33)	0.19	0.12	(0.18)
Total from
investment operations	0.71		0.99	(0.04)	0.45	0.37	0.06
Less distributions:
Distributions from
net investment income	(0.14)		(0.31)	(0.30)	(0.28)	(0.26)	(0.26)
Distributions from
net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.14)		(0.31)	(0.30)	(0.28)	(0.28)	(0.26)
Net asset value, end of period	$11.78		$11.21	$10.53	$10.87	$10.70	$10.61
Total return	6.36	%(2)	9.48%	(0.30)%	4.20%	3.52%	0.55%
Supplemental data and ratios:
Net assets,
end of period (millions)	$26,141.7		$21,857.4	$14,897.5	$13,582.8	$9,769.9	$6,318.4
Ratio of expenses to
average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.38	%(3)	2.74%	2.77%	2.40%	2.25%	2.24%
Portfolio turnover rate(4)	24	%(2)	31%	24%	28%	36%	40%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.60		$10.89	$11.23	$11.05	$10.94	$11.15
Income from
investment operations:
Net investment income(1)	0.13		0.28	0.27	0.24	0.23	0.22
Net realized and unrealized
gains (losses)	0.59		0.71	(0.33)	0.19	0.14	(0.20)
Total from
investment operations	0.72		0.99	(0.06)	0.43	0.37	0.02
Less distributions:
Distributions from
net investment income	(0.12)		(0.28)	(0.28)	(0.25)	(0.24)	(0.23)
Distributions from
net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.12)		(0.28)	(0.28)	(0.25)	(0.26)	(0.23)
Net asset value, end of period	$12.20		$11.60	$10.89	$11.23	$11.05	$10.94
Total return	6.27	%(2)	9.17%	(0.54)%	3.90%	3.34%	0.21%
Supplemental data and ratios:
Net assets,
end of period (millions)	$849.4		$786.4	$718.2	$825.4	$809.1	$429.6
Ratio of expenses to
average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.13	%(3)	2.49%	2.52%	2.15%	2.00%	1.99%
Portfolio turnover rate(4)	24	%(2)	31%	24%	28%	36%	40%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.56		$10.82	$11.22	$11.03	$10.85	$11.14
Income from
investment operations:
Net investment income(1)	0.15		0.33	0.33	0.30	0.29	0.28
Net realized and unrealized
gains (losses)	0.52		0.75	(0.39)	0.21	0.22	(0.26)
Total from
investment operations	0.67		1.08	(0.06)	0.51	0.51	0.02
Less distributions:
Distributions from
net investment income	(0.16)		(0.34)	(0.34)	(0.32)	(0.31)	(0.31)
Distributions from
net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.16)		(0.34)	(0.34)	(0.32)	(0.33)	(0.31)
Net asset value, end of period	$12.07		$11.56	$10.82	$11.22	$11.03	$10.85
Total return	5.80	%(2)	10.11%	(0.51)%	4.65%	4.73%	0.14%
Supplemental data and ratios:
Net assets,
end of period (millions)	$24,085.5		$21,424.9	$15,635.3	$13,920.2	$10,023.6	$7,199.8
Ratio of expenses to
average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment
income to average net assets	2.61	%(3)	2.95%	3.01%	2.68%	2.61%	2.50%
Portfolio turnover rate(4)	24	%(2)	26%	26%	30%	33%	34%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$12.05		$11.28	$11.68	$11.46	$11.26	$11.55
Income from
investment operations:
Net investment income(1)	0.14		0.32	0.31	0.28	0.27	0.26
Net realized and unrealized
gains (losses)	0.54		0.76	(0.40)	0.23	0.23	(0.27)
Total from
investment operations	0.68		1.08	(0.09)	0.51	0.50	(0.01)
Less distributions:
Distributions from
net investment income	(0.14)		(0.31)	(0.31)	(0.29)	(0.28)	(0.28)
Distributions from
net realized gains	—		—	—	—	(0.02)	—
Total distributions	(0.14)		(0.31)	(0.31)	(0.29)	(0.30)	(0.28)
Net asset value, end of period	$12.59		$12.05	$11.28	$11.68	$11.46	$11.26
Total return	5.68	%(2)	9.69%	(0.74)%	4.47%	4.47%	(0.11)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2,500.0		$2,500.0	$2,171.0	$2,431.0	$2,881.8	$2,183.5
Ratio of expenses to
average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment
income to average net assets	2.36	%(3)	2.70%	2.76%	2.43%	2.36%	2.25%
Portfolio turnover rate(4)	24	%(2)	26%	26%	30%	33%	34%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months
	Ended									Period Ended
	June 30, 2020		Year Ended December 31,							December 31,
	(Unaudited)		2019	2018		2017		2016		2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.26		$10.06	$10.08		$9.97		$10.04		$10.00
Income from
investment operations:
Net investment income(2)	0.09		0.20	0.20		0.18		0.15		0.05
Net realized and unrealized
gains (losses)	0.07		0.20	(0.03)		0.10		(0.08)		0.04
Total from
investment operations	0.16		0.40	0.17		0.28		0.07		0.09
Less distributions:
Distributions from
net investment income	(0.08)		(0.20)	(0.19)		(0.17)		(0.14)		(0.04)
Distributions from
net realized gains	—		—	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.08)		(0.20)	(0.19)		(0.17)		(0.14)		(0.05)
Net asset value, end of period	$10.34		$10.26	$10.06		$10.08		$9.97		$10.04
Total return	1.61	%(4)	3.96%	1.75%		2.84%		0.71%		0.94	%(4)
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,095.8		$926.1	$281.2		$120.9		$52.4		$12.3
Ratio of expenses to
average net assets	0.30	%(5)	0.30%	0.30%		0.30%		0.30%		0.30	%(5)
Ratio of net investment
income to average net assets	1.73	%(5)	1.96%	2.03%		1.74%		1.44%		1.42	%(5)
Portfolio turnover rate(6)	19	%(4)	34%	107%		54%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months
	Ended									Period Ended
	June 30, 2020		Year Ended December 31,							December 31,
	(Unaudited)		2019	2018		2017		2016		2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.25		$10.04	$10.06		$9.96		$10.04		$10.00
Income from
investment operations:
Net investment income(2)	0.08		0.17	0.18		0.15		0.12		0.04
Net realized and unrealized
gains (losses)	0.07		0.21	(0.03)		0.09		(0.08)		0.05
Total from
investment operations	0.15		0.38	0.15		0.24		0.04		0.09
Less distributions:
Distributions from
net investment income	(0.07)		(0.17)	(0.17)		(0.14)		(0.12)		(0.04)
Distributions from
net realized gains	—		—	(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.01)
Total distributions	(0.07)		(0.17)	(0.17)		(0.14)		(0.12)		(0.05)
Net asset value, end of period	$10.33		$10.25	$10.04		$10.06		$9.96		$10.04
Total return	1.49	%(4)	3.81%	1.52%		2.45%		0.40%		0.86	%(4)
Supplemental data and ratios:
Net assets,
end of period (millions)	$69.5		$89.6	$64.0		$4.9		$6.3		$0.1
Ratio of expenses to
average net assets	0.55	%(5)	0.55%	0.55%		0.55%		0.55%		0.55	%(5)
Ratio of net investment
income to average net assets	1.48	%(5)	1.71%	1.78%		1.49%		1.19%		1.17	%(5)
Portfolio turnover rate(6)	19	%(4)	34%	107%		54%		38%		41	%(4)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.07		$10.00
Income from investment operations:
Net investment income(2)	0.11		0.02
Net realized and unrealized gain	0.37		0.07
Total from investment operations	0.48		0.09
Less distributions:
Distributions from net investment income	(0.09)		(0.02)
Total distributions	(0.09)		(0.02)
Net asset value, end of period	$10.46		$10.07
Total return	4.81	%(3)	0.88	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$36.1		$12.0
Ratio of expenses to average net assets	0.30	%(4)	0.30	%(4)
Ratio of net investment income to average net assets	2.19	%(4)	1.60	%(4)
Portfolio turnover rate(5)	119	%(3)	47	%(3)
(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Strategic Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.07		$10.00
Income from investment operations:
Net investment income(2)	0.10		0.02
Net realized and unrealized gain	0.36		0.06
Total from investment operations	0.46		0.08
Less distributions:
Distributions from net investment income	(0.08)		(0.01)
Total distributions	(0.08)		(0.01)
Net asset value, end of period	$10.45		$10.07
Total return	4.61	%(3)	0.85	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$6,400.9		$27.4
Ratio of expenses to average net assets	0.55	%(4)	0.55	%(4)
Ratio of net investment income to average net assets	1.94	%(4)	1.35	%(4)
Portfolio turnover rate(5)	119	%(3)	47	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016	2015
Per Share Data:
Net asset value,
beginning of period	$11.75		$11.38	$11.52	$11.43		$11.74	$11.77
Income from
investment operations:
Net investment income(1)	0.12		0.27	0.27	0.27		0.26	0.28
Net realized and unrealized
gains (losses)	0.20		0.37	(0.14)	0.09		(0.31)	(0.03)
Total from
investment operations	0.32		0.64	0.13	0.36		(0.05)	0.25
Less distributions:
Distributions from
net investment income	(0.12)		(0.27)	(0.27)	(0.27)		(0.26)	(0.28)
Distributions from
return of capital	—		—	—	(0.00	)(2)	—	—
Total distributions	(0.12)		(0.27)	(0.27)	(0.27)		(0.26)	(0.28)
Net asset value, end of period	$11.95		$11.75	$11.38	$11.52		$11.43	$11.74
Total return	2.75	%(3)	5.65%	1.19%	3.12%		(0.46)%	2.19%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,306.9		$1,257.4	$1,009.2	$1,044.1		$936.2	$988.4
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment
income to average net assets	2.12	%(4)	2.30%	2.39%	2.29%		2.19%	2.42%
Portfolio turnover rate(5)	12	%(3)	20%	40%	31%		22%	9%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017		2016	2015
Per Share Data:
Net asset value,
beginning of period	$12.04		$11.66	$11.80	$11.69		$12.00	$12.03
Income from
investment operations:
Net investment income(1)	0.11		0.24	0.25	0.24		0.23	0.26
Net realized and unrealized
gains (losses)	0.21		0.38	(0.15)	0.11		(0.31)	(0.04)
Total from
investment operations	0.32		0.62	0.10	0.35		(0.08)	0.22
Less distributions:
Distributions from
net investment income	(0.11)		(0.24)	(0.24)	(0.24)		(0.23)	(0.25)
Distributions from
return of capital	—		—	—	(0.00	)(2)	—	—
Total distributions	(0.11)		(0.24)	(0.24)	(0.24)		(0.23)	(0.25)
Net asset value, end of period	$12.25		$12.04	$11.66	$11.80		$11.69	$12.00
Total return	2.65	%(3)	5.33%	0.90%	2.97%		(0.70)%	1.89%
Supplemental data and ratios:
Net assets,
end of period (millions)	$87.8		$85.1	$110.8	$107.3		$136.1	$160.3
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment
income to average net assets	1.87	%(4)	2.05%	2.14%	2.00%		1.94%	2.17%
Portfolio turnover rate(5)	12	%(3)	20%	40%	31%		22%	9%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended						Period Ended
	June 30, 2020		Year Ended December 31,				December 31,
	(Unaudited)		2019	2018	2017	2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.65		$10.22	$10.32	$10.01	$10.13	$10.00
Income from
investment operations:
Net investment income(2)	0.12		0.25	0.23	0.21	0.18	0.06
Net realized and unrealized
gains (losses)	0.13		0.43	(0.10)	0.30	(0.05)	0.14
Total from
investment operations	0.25		0.68	0.13	0.51	0.13	0.20
Less distributions:
Distributions from
net investment income	(0.12)		(0.24)	(0.23)	(0.20)	(0.18)	(0.06)
Distributions from
net realized gains	—		(0.01)	—	—	(0.07)	(0.01)
Total distributions	(0.12)		(0.25)	(0.23)	(0.20)	(0.25)	(0.07)
Net asset value, end of period	$10.78		$10.65	$10.22	$10.32	$10.01	$10.13
Total return	2.33	%(3)	6.75%	1.30%	5.15%	1.14%	1.98	%(3)
Supplemental data and ratios:
Net assets,
end of period (millions)	$580.0		$535.5	$378.1	$234.8	$96.3	$50.8
Ratio of expenses to
average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30	%(4)
Ratio of net investment
income to average net assets	2.27	%(4)	2.36%	2.30%	2.04%	1.79%	1.75	%(4)
Portfolio turnover rate(5)	21	%(3)	38%	70%	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended						Period Ended
	June 30, 2020		Year Ended December 31,				December 31,
	(Unaudited)		2019	2018	2017	2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$10.64		$10.22	$10.32	$10.00	$10.13	$10.00
Income from
investment operations:
Net investment income(2)	0.11		0.22	0.21	0.18	0.16	0.05
Net realized and unrealized
gains (losses)	0.13		0.43	(0.11)	0.32	(0.06)	0.14
Total from
investment operations	0.24		0.65	0.10	0.50	0.10	0.19
Less distributions:
Distributions from
net investment income	(0.10)		(0.22)	(0.20)	(0.18)	(0.16)	(0.05)
Distributions from
net realized gains	—		(0.01)	—	—	(0.07)	(0.01)
Total distributions	(0.10)		(0.23)	(0.20)	(0.18)	(0.23)	(0.06)
Net asset value, end of period	$10.78		$10.64	$10.22	$10.32	$10.00	$10.13
Total return	2.31	%(3)	6.40%	1.05%	5.00%	0.91%	1.91	%(3)
Supplemental data and ratios:
Net assets,
end of period (millions)	$23.8		$5.9	$2.0	$1.7	$1.4	$0.2
Ratio of expenses to
average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55	%(4)
Ratio of net investment
income to average net assets	2.02	%(4)	2.11%	2.05%	1.79%	1.54%	1.50	%(4)
Portfolio turnover rate(5)	21	%(3)	38%	70%	66%	95%	108	%(3)

(1)	Inception was close of business on August 31, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.10		$10.00
Income from investment operations:
Net investment income(2)	0.11		0.02
Net realized and unrealized gain	0.39		0.10
Total from investment operations	0.50		0.12
Less distributions:
Distributions from net investment income	(0.10)		(0.02)
Total distributions	(0.10)		(0.02)
Net asset value, end of period	$10.50		$10.10
Total return	4.99	%(3)	1.19	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$12.9		$7.4
Ratio of expenses to average net assets	0.30	%(4)	0.30	%(4)
Ratio of net investment income to average net assets	2.20	%(4)	1.69	%(4)
Portfolio turnover rate(5)	108	%(3)	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2020		Period Ended
	(Unaudited)		December 31, 2019(1)
Per Share Data:
Net asset value, beginning of period	$10.10		$10.00
Income from investment operations:
Net investment income(2)	0.10		0.02
Net realized and unrealized gain	0.39		0.10
Total from investment operations	0.49		0.12
Less distributions:
Distributions from net investment income	(0.09)		(0.02)
Total distributions	(0.09)		(0.02)
Net asset value, end of period	$10.50		$10.10
Total return	4.87	%(3)	1.16	%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$110.9		$29.1
Ratio of expenses to average net assets	0.55	%(4)	0.55	%(4)
Ratio of net investment income to average net assets	1.95	%(4)	1.44	%(4)
Portfolio turnover rate(5)	108	%(3)	46	%(3)

(1)	Inception was close of business on November 15, 2019.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund and Baird Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), ten of the sixteen active funds in the series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird Ultra Short Bond Fund	December 31, 2013	December 31, 2013
Baird Short-Term Bond Fund	August 31, 2004	September 19, 2012
Baird Intermediate Bond Fund	September 29, 2000	September 29, 2000
Baird Aggregate Bond Fund	September 29, 2000	September 29, 2000
Baird Core Plus Bond Fund	September 29, 2000	September 29, 2000
Baird Short-Term Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Strategic Municipal Bond Fund	November 15, 2019	November 15, 2019
Baird Quality Intermediate Municipal Bond Fund	March 30, 2001	March 30, 2001
Baird Core Intermediate Municipal Bond Fund	August 31, 2015	August 31, 2015
Baird Municipal Bond Fund	November 15, 2019	November 15, 2019

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 7.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Bloomberg Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index. The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

1.	Organization (cont.)
The investment objective of the Baird Core Plus Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index. The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

The investment objective of the Baird Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The investment objective of the Baird Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. On June 30, 2020, entities affiliated with the Advisor held 41% of the Baird Municipal Bond Fund.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”), require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”).  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)

from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Securities Purchased on a When-Issued, Delayed Delivery or Forward Commitment Basis – Each Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be more or less favorable than the price or yield available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and/or marketable securities at least equal in value to commitments for when-issued, delayed delivery or forward commitment securities.

c)
Unregistered Securities – The Funds own certain investment securities which are unregistered.  All of the unregistered securities held by the Funds as of June 30, 2020 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been classified as liquid under the Funds’ liquidity risk management program.

The value of such securities for the Funds is as follows:

Fund	Value	% of Net Assets
Baird Ultra Short Bond Fund	$495,818,336	19.25%
Baird Short-Term Bond Fund	2,019,496,482	26.84%
Baird Intermediate Bond Fund	891,416,602	18.60%
Baird Aggregate Bond Fund	4,603,139,170	17.05%
Baird Core Plus Bond Fund	5,310,230,525	19.97%
Baird Short-Term Municipal Bond Fund	27,602,046	2.37%
Baird Strategic Municipal Bond Fund	1,133,096	2.67%
Baird Quality Intermediate Municipal Bond Fund	10,450,067	0.75%
Baird Core Intermediate Municipal Bond Fund	15,967,446	2.64%
Baird Municipal Bond Fund	587,318	4.52%

d)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)

be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

e)
Financial Derivative Instruments – Financial derivative instruments, such as futures contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker- dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

f)
Deposits with Broker – When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At June 30, 2020, the Baird Strategic Municipal Bond Fund had $19,039 in cash and cash equivalents on deposit with the broker for futures contracts which is presented on the Fund’s Statement of Assets and Liabilities.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” At period end, the variation margin is shown as either a receivable or payable on the Fund’s Statement of Assets and Liabilities. The Fund expects to earn interest income on any margin deposits.

g)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2019, or for any other tax years which are open for exam. As of December 31, 2019, open tax years include the tax years ended December 31, 2016 through 2019. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)

change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

h)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

i)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on the trade date. Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

j)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

k)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are recorded as interest income on the Statements of Operations for financial reporting purposes.

l)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

m)
New Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Funds’ financial statements and various filings.

n)
Other Matters – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	171,458,841	$1,724,663,954	152,736,068	$1,536,105,216
Shares issued to shareholders
in reinvestment of distributions	1,597,942	16,045,940	3,599,353	36,181,617
Shares redeemed	(92,519,423)	(928,790,971)	(90,279,310)	(908,254,883)
Net increase	80,537,360	$811,918,923	66,056,111	$664,031,950
Shares Outstanding:
Beginning of period	169,147,382		103,091,271
End of period	249,684,742		169,147,382

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	37,124,091	$372,418,611	4,021,429	$40,414,010
Shares issued to shareholders
in reinvestment of distributions	61,806	619,628	52,962	532,130
Shares redeemed	(34,868,530)	(350,053,738)	(2,397,279)	(24,095,105)
Net increase	2,317,367	$22,984,501	1,677,112	$16,851,035
Shares Outstanding:
Beginning of period	3,234,242		1,557,130
End of period	5,551,609		3,234,242
Total net increase		$834,903,424		$680,882,985

Baird Short-Term Bond Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	232,541,690	$2,279,221,357	289,867,873 (1)	$2,810,969,343 (1)
Shares issued to shareholders
in reinvestment of distributions	6,849,798	67,136,038	15,016,743	145,886,802
Shares redeemed	(163,633,251)	(1,598,299,199)	(227,421,040)	(2,212,086,535)
Net increase	75,758,237	$748,058,196	77,463,576	$744,769,610
Shares Outstanding:
Beginning of period	662,075,927		584,612,351
End of period	737,834,164		662,075,927

(1)  Includes purchase in-kind transactions. See additional information contained in this Note.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Short-Term Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,856,511	$57,510,743	9,981,756	$96,608,185
Shares issued to shareholders
in reinvestment of distributions	159,173	1,559,473	391,693	3,804,746
Shares redeemed	(6,103,174)	(59,424,411)	(6,853,659)	(66,573,681)
Net increase (decrease)	(87,490)	$(354,195)	3,519,790	$33,839,250
Shares Outstanding:
Beginning of period	18,669,294		15,149,504
End of period	18,581,804		18,669,294
Total net increase		$747,704,001		$778,608,860

Baird Intermediate Bond Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	62,795,923	$724,991,532	124,549,008 (1)	$1,378,094,146 (1)
Shares issued to shareholders
in reinvestment of distributions	3,842,883	44,162,326	7,767,687	86,611,493
Shares redeemed	(48,640,742)	(557,446,804)	(49,521,814)	(552,159,328)
Net increase	17,998,064	$211,707,054	82,794,881	$912,546,311
Shares Outstanding:
Beginning of period	385,202,985		302,408,104
End of period	403,201,049		385,202,985

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	780,001	$9,353,154	1,564,836	$18,284,038
Shares issued to shareholders
in reinvestment of distributions	40,803	490,888	92,309	1,076,060
Shares redeemed	(1,059,080)	(12,663,437)	(1,425,125)	(16,569,786)
Net increase (decrease)	(238,276)	$(2,819,395)	232,020	$2,790,312
Shares Outstanding:
Beginning of period	4,420,600		4,188,580
End of period	4,182,324		4,420,600
Total net increase		$208,887,659		$915,336,623

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Aggregate Bond Fund

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	563,587,851	$6,487,188,630	890,354,110 (1)	$9,744,801,391 (1)
Shares issued to shareholders
in reinvestment of distributions	22,687,579	261,045,995	44,958,567	495,565,654
Shares redeemed	(317,223,028)	(3,618,608,989)	(400,015,560)	(4,414,787,850)
Net increase	269,052,402	$3,129,625,636	535,297,117	$5,825,579,195
Shares Outstanding:
Beginning of period	1,950,270,561		1,414,973,444
End of period	2,219,322,963		1,950,270,561

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	24,766,807	$294,689,862	23,678,620	$270,517,976
Shares issued to shareholders
in reinvestment of distributions	700,109	8,339,358	1,477,136	16,819,518
Shares redeemed	(23,615,932)	(281,555,010)	(23,327,468)	(264,008,316)
Net increase	1,850,984	$21,474,210	1,828,288	$23,329,178
Shares Outstanding:
Beginning of period	67,780,865		65,952,577
End of period	69,631,849		67,780,865
Total net increase		$3,151,099,846		$5,848,908,373

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.

Baird Core Plus Bond Fund

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	395,147,356	$4,644,892,977	631,387,566	$7,152,999,146
Shares issued to shareholders
in reinvestment of distributions	23,875,358	280,987,637	46,248,366	524,909,170
Shares redeemed	(276,632,883)	(3,232,467,958)	(268,458,877)	(3,037,655,467)
Net increase	142,389,831	$1,693,412,656	409,177,055	$4,640,252,849
Shares Outstanding:
Beginning of period	1,853,736,631		1,444,559,576
End of period	1,996,126,462		1,853,736,631

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Core Plus Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	39,671,899	$486,572,788	71,909,873	$853,236,845
Shares issued to shareholders
in reinvestment of distributions	2,290,513	28,122,933	5,080,103	60,019,140
Shares redeemed	(50,801,524)	(620,149,219)	(62,144,601)	(732,158,958)
Net increase (decrease)	(8,839,112)	$(105,453,498)	14,845,375	$181,097,027
Shares Outstanding:
Beginning of period	207,381,809		192,536,434
End of period	198,542,697		207,381,809
Total net increase		$1,587,959,158		$4,821,349,876

Baird Short-Term Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	44,251,540	$453,976,558	83,569,164	$854,504,880
Shares issued to shareholders
in reinvestment of distributions	662,350	6,806,167	791,896	8,094,781
Shares redeemed	(29,199,176)	(298,420,234)	(22,094,002)	(225,537,364)
Net increase	15,714,714	$162,362,491	62,267,058	$637,062,297
Shares Outstanding:
Beginning of period	90,228,606		27,961,548
End of period	105,943,320		90,228,606

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,595,210	$26,651,408	4,140,204	$42,102,510
Shares issued to shareholders
in reinvestment of distributions	60,730	623,255	126,459	1,288,643
Shares redeemed	(4,674,970)	(48,122,743)	(1,894,173)	(19,246,772)
Net increase (decrease)	(2,019,030)	$(20,848,080)	2,372,490	$24,144,381
Shares Outstanding:
Beginning of period	8,744,555		6,372,065
End of period	6,725,525		8,744,555
Total net increase		$141,514,411		$661,206,678

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Strategic Municipal Bond Fund

	Six Months Ended		Period Ended
	June 30, 2020		December 31, 2019^
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	2,460,831	$25,247,254	1,191,211	$11,913,000
Shares issued to shareholders
in reinvestment of distributions	17,035	175,084	1,971	19,800
Shares redeemed	(221,404)	(2,267,804)	—	—
Net increase	2,256,462	$23,154,534	1,193,182	$11,932,800
Shares Outstanding:
Beginning of period	1,193,182		—
End of period	3,449,644		1,193,182

	Six Months Ended		Period Ended
	June 30, 2020		December 31, 2019^
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	639,168	$6,502,057	2,721	$27,204
Shares issued to shareholders
in reinvestment of distributions	2,613	26,884	4	42
Shares redeemed	(32,097)	(332,399)	—	—
Net increase	609,684	$6,196,542	2,725	$27,246
Shares Outstanding:
Beginning of period	2,725		—
End of period	612,409		2,725
Total net increase		$29,351,076		$11,960,046

^  Inception was on close of business November 15, 2019.

Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	21,617,327	$255,750,798	37,429,313	$436,057,112
Shares issued to shareholders
in reinvestment of distributions	947,307	11,241,190	1,967,518	22,948,488
Shares redeemed	(20,252,366)	(236,502,351)	(21,039,444)	(244,334,905)
Net increase	2,312,268	$30,489,637	18,357,387	$214,670,695
Shares Outstanding:
Beginning of period	107,042,733		88,685,346
End of period	109,355,001		107,042,733

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Quality Intermediate Municipal Bond Fund (cont.)

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,474,901	$17,774,528	1,754,039	$20,899,396
Shares issued to shareholders
in reinvestment of distributions	57,007	693,118	141,316	1,686,818
Shares redeemed	(1,430,711)	(17,304,301)	(4,334,171)	(51,277,592)
Net increase (decrease)	101,197	$1,163,345	(2,438,816)	$(28,691,378)
Shares Outstanding:
Beginning of period	7,064,666		9,503,482
End of period	7,165,863		7,064,666
Total net increase		$31,652,982		$185,979,317

Baird Core Intermediate Municipal Bond Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	13,707,236	$145,998,174	19,236,314	$202,455,794
Shares issued to shareholders
in reinvestment of distributions	411,107	4,399,441	744,428	7,848,852
Shares redeemed	(10,622,784)	(112,124,013)	(6,689,681)	(70,036,885)
Net increase	3,495,559	$38,273,602	13,291,061	$140,267,761
Shares Outstanding:
Beginning of period	50,283,479		36,992,418
End of period	53,779,038		50,283,479

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,943,899	$20,274,967	405,371	$4,259,636
Shares issued to shareholders
in reinvestment of distributions	11,516	123,056	7,809	82,442
Shares redeemed	(304,060)	(3,212,343)	(51,823)	(543,537)
Net increase	1,651,355	$17,185,680	361,357	$3,798,541
Shares Outstanding:
Beginning of period	555,466		194,109
End of period	2,206,821		555,466
Total net increase		$55,459,282		$144,066,302

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Municipal Bond Fund

	Six Months Ended		Period Ended
	June 30, 2020		December 31, 2019^
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	496,655	$5,021,220	730,100	$7,301,000
Shares issued to shareholders
in reinvestment of distributions	9,305	96,009	1,342	13,530
Shares redeemed	(10,131)	(106,203)	—	—
Net increase	495,829	$5,011,026	731,442	$7,314,530
Shares Outstanding:
Beginning of period	731,442		—
End of period	1,227,271		731,442

	Six Months Ended		Period Ended
	June 30, 2020		December 31, 2019^
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,640	$80,000	2,881	$28,812
Shares issued to shareholders
in reinvestment of distributions	40	411	5	46
Shares redeemed	—	—	—	—
Net increase	7,680	$80,411	2,886	$28,858
Shares Outstanding:
Beginning of period	2,886		—
End of period	10,566		2,886
Total net increase		$5,091,437		$7,343,388

^ Inception was on close of business November 15, 2019.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
During the year ended December 31, 2019, the Funds satisfied purchase in-kind requests made by large institutional shareholders by transferring cash and securities into the Funds. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

Year Ended December 31, 2019
		Value of Cash and	Shares
Fund	Effective Date	Securities Received	Sold
Baird Short-Term Bond Fund – Institutional Class	April 17, 2019	$20,928,303	2,164,251
Baird Short-Term Bond Fund – Institutional Class	May 30, 2019	4,117,024	424,435
Baird Short-Term Bond Fund – Institutional Class	September 27, 2019	27,827,277	2,848,237
Total		$52,872,604

Baird Intermediate Bond Fund – Institutional Class	February 27, 2019	$31,286,219	2,878,217
Baird Intermediate Bond Fund – Institutional Class	April 24, 2019	5,132,174	465,715
Baird Intermediate Bond Fund – Institutional Class	April 24, 2019	730,646	66,302
Baird Intermediate Bond Fund – Institutional Class	May 30, 2019	7,067,068	637,822
Total		$44,216,107

Baird Aggregate Bond Fund – Institutional Class	May 30, 2019	$15,529,086	1,424,687
Total		$15,529,086

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments and any in-kind transactions) were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Baird Ultra Short Bond Fund	$127,711,719	$242,377,156	$1,076,228,901	$580,677,765
Baird Short-Term Bond Fund	1,802,483,328	2,257,869,158	1,852,664,225	644,633,493
Baird Intermediate Bond Fund	647,321,054	1,028,978,329	779,859,965	191,636,933
Baird Aggregate Bond Fund	3,175,087,191	4,616,534,280	5,606,041,166	1,289,409,754
Baird Core Plus Bond Fund	2,678,112,721	4,737,747,324	4,671,718,627	1,298,880,675
Baird Short-Term
Municipal Bond Fund	—	—	355,786,086	190,916,128
Baird Strategic Municipal Bond Fund	—	—	54,469,119	26,945,189
Baird Quality Intermediate
Municipal Bond Fund	—	—	181,845,715	161,373,010
Baird Core Intermediate
Municipal Bond Fund	—	—	169,290,662	112,626,358
Baird Municipal Bond Fund	—	—	16,746,215	11,188,371

Notes to the Financial Statements
June 30, 2020 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
As of December 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,774,235,109	$6,668,001,825	$4,312,427,013
Gross unrealized appreciation	2,789,689	78,966,298	127,801,488
Gross unrealized depreciation	(196,606)	(5,647,740)	(13,493,174)
Net unrealized appreciation	2,593,083	73,318,558	114,308,314
Undistributed ordinary income	388,890	373,903	263,300
Distributable earnings	388,890	373,903	263,300
Other accumulated losses	—	(7,371,164)	(9,020,920)
Total distributable earnings	$2,981,973	$66,321,297	$105,550,694

		Baird	Baird
		Aggregate	Core Plus
		Bond Fund	Bond Fund
Cost of investments		$22,133,421,190	$23,047,205,717
Gross unrealized appreciation		844,751,596	924,654,658
Gross unrealized depreciation		(58,418,059)	(64,101,716)
Net unrealized appreciation		786,333,537	860,552,942
Undistributed ordinary income		1,905,684	1,591,732
Distributable earnings		1,905,684	1,591,732
Other accumulated losses		—	(34,267,426)
Total distributable earnings		$788,239,221	$827,877,248

	Baird	Baird	Baird Quality
	Short-Term	Strategic	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$985,584,899	$11,425,098	$1,278,520,304
Gross unrealized appreciation	10,197,719	42,475	48,962,105
Gross unrealized depreciation	(567,080)	(3,340)	(772,454)
Net unrealized appreciation	9,630,639	39,135	48,189,651
Undistributed ordinary income	—	40,936	—
Undistributed tax-exempt income	436	617	—
Distributable earnings	436	41,553	—
Other accumulated losses	(391,592)	—	(9,940,916)
Total distributable earnings	$9,239,483	$80,688	$38,248,735

Notes to the Financial Statements
June 30, 2020 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird Core
	Intermediate	Baird
	Municipal	Municipal
	Bond Fund	Bond Fund
Cost of investments	$520,085,365	$7,336,803
Gross unrealized appreciation	19,326,906	43,127
Gross unrealized depreciation	(1,022,655)	(1,325)
Net unrealized appreciation	18,304,251	41,802
Undistributed ordinary income	76,106	31,173
Undistributed long-term capital gains	73,047	—
Undistributed tax-exempt income	—	589
Distributable earnings	149,153	31,762
Total distributable earnings	$18,453,404	$73,564

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences are due to equalization, over distributions, and miscellaneous book adjustments.  These reclassifications have no effect on net assets or net asset value per share.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax components of distributions paid during the periods shown below were as follows:

	Six Months Ended June 30, 2020
	Ordinary	Tax-Exempt
Fund	Income	Income	Total
Baird Ultra Short Bond Fund	$17,143,279	$—	$17,143,279
Baird Short-Term Bond Fund	74,603,852	—	74,603,852
Baird Intermediate Bond Fund	52,121,014	—	52,121,014
Baird Aggregate Bond Fund	297,885,754	—	297,885,754
Baird Core Plus Bond Fund	331,457,724	—	331,457,724
Baird Short-Term Municipal Bond Fund	—	8,684,899	8,684,899
Baird Strategic Municipal Bond Fund	—	225,598	225,598
Baird Quality Intermediate Municipal Bond Fund	—	13,631,345	13,631,345
Baird Core Intermediate Municipal Bond Fund	—	6,049,535	6,049,535
Baird Municipal Bond Fund	—	113,848	113,848

Notes to the Financial Statements
June 30, 2020 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Year Ended December 31, 2019
	Ordinary	Long-Term	Tax-Exempt
Fund	Income	Capital Gains	Income	Total
Baird Ultra Short Bond Fund	$38,132,380	$—	$—	$38,132,380
Baird Short-Term Bond Fund	161,961,521	—	—	161,961,521
Baird Intermediate Bond Fund	103,648,901	—	—	103,648,901
Baird Aggregate Bond Fund	567,640,739	—	—	567,640,739
Baird Core Plus Bond Fund	627,523,865	—	—	627,523,865
Baird Short-Term Municipal Bond Fund	28,242	—	11,611,249	11,639,491
Baird Quality Intermediate
Municipal Bond Fund	6,546	—	28,024,100	28,030,646
Baird Core Intermediate
Municipal Bond Fund	66,614	398,341	10,590,083	11,055,038

		Period Ended December 31, 2019(1)
		Ordinary	Tax-Exempt
Fund		Income	Income	Total
Baird Strategic Municipal Bond Fund		$314	$21,360	$21,674
Baird Municipal Bond Fund		166	13,890	14,056

(1)	For the period from close of business on November 15, 2019 (inception date) through December 31, 2019.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2019.

At December 31, 2019, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Short-Term Bond Fund	$—	$7,371,164	N/A	Indefinitely
Baird Intermediate Bond Fund	—	9,020,920	N/A	Indefinitely
Baird Core Plus Bond Fund	3,087,346	31,180,080	Indefinitely	Indefinitely
Baird Short-Term Municipal Bond Fund	112,297	279,295	Indefinitely	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	4,639,427	5,301,489	Indefinitely	Indefinitely

At December 31, 2019, no Funds deferred, on a tax basis, qualified late year losses.

5.	Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers and employees of the Advisor are also officers of the Funds.

For Baird Ultra Short Bond Fund, the Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2021. The agreement may only be terminated prior to the end of this term by or with the consent of the Board.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
For the six months ended June 30, 2020, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$1,466,375

These fees are not subject to recoupment by the Advisor.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2020 for the Funds.

The Funds may use related party broker-dealers. For the six months ended June 30, 2020, there were no brokerage commissions paid to broker-dealers affiliated with the Advisor. The Advisor or its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Funds invest.

6.	Line of Credit
The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the sixteen Funds comprising the Corporation a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $600,000,000 of total borrowings for the Funds comprising the Corporation, whichever is less. U.S. Bank charges interest at the U.S. Prime Rate less 2%, but in no event less than a net rate of 1% per annum. As of June 30, 2020, the Prime Rate was 3.25%. The LOC matures on May 24, 2021, unless renewed. The Corporation has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2020, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Baird Quality Intermediate Municipal Bond Fund	$26,539,000	$4,976	2.25%
Baird Short-Term Municipal Bond Fund	2,043,000	71	1.25%
Baird Short-Term Municipal Bond Fund	4,961,000	172	1.25%

The Baird Short-Term Municipal Bond Fund’s borrowing in the amount of $4,961,000 was borrowed on and outstanding on June 30, 2020 and subsequently repaid in full on July 1, 2020. No other borrowings occurred during the six months ended June 30, 2020 nor were any other borrowings outstanding under the LOC as of June 30, 2020.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2020, the Funds incurred fees pursuant to the Plan as follows:

Baird Ultra Short Bond Fund	$94,548
Baird Short-Term Bond Fund	216,432
Baird Intermediate Bond Fund	63,560
Baird Aggregate Bond Fund	1,038,537
Baird Core Plus Bond Fund	3,101,253
Baird Short-Term Municipal Bond Fund	110,054
Baird Strategic Municipal Bond Fund	2,715
Baird Quality Intermediate Municipal Bond Fund	103,704
Baird Core Intermediate Municipal Bond Fund	14,735
Baird Municipal Bond Fund	45

8.	Other Derivative Information
Derivative and Other Financial Instruments

As a principal investment strategy, the Baird Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including the level and volatility of interest rates, the market value of futures contracts, the diversification effects among the Fund’s open positions and the liquidity of the markets in which it trades.

At June 30, 2020, the Baird Strategic Municipal Bond Fund held U.S. Treasury futures contracts. As the tables below illustrate, no positions are netted in these financial statements.

Baird Strategic Municipal Bond Fund – June 30, 2020

Assets:
		Gross	Net	Gross Amounts not offset in the Statement of Assets & Liabilities
		Amounts	Amounts
	Gross	Offset	Presented
	Amounts	in the	in the
	of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
U.S. Treasury
futures contracts(a)	$3,125	$ —	$3,125	$ —	$ —	$3,125
Total	$3,125	$ —	$3,125	$ —	$ —	$3,125

(a)	Reflects the current day variation margin and/or unsettled open futures contracts, as reported on the Fund’s Statement of Assets and Liabilities.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

8.	Other Derivative Information (cont.)
Management has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect a Fund’s Statement of Assets and Liabilities and Statement of Operations. Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Statement of Operations.

The following table presents the fair value of derivative instruments for the Baird Strategic Municipal Bond Fund as of June 30, 2020 as presented on the Fund’s Statement of Assets and Liabilities:

			Net Unrealized
	Fair Value		Loss on Open
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Positions
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts(a)
Short contracts
Interest rate	$—	$12,883	$(12,883)
Total U.S. Treasury futures contracts	$—	$12,883	$(12,883)

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s Statement of Assets and Liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2020 for the Baird Strategic Municipal Bond Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts
Interest rate	$4,023	$(12,883)
Total U.S. Treasury futures contracts	$4,023	$(12,883)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2020 were:

	Average Notional Amount
	Long	Short
	Contracts	Contracts
Baird Strategic Municipal Bond Fund
U.S. Treasury futures contracts	$—	$636,027

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

9.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2020. There were no subsequent events since June 30, 2020, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk
Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds and senior portfolio managers and the chief risk officer of Baird. The Program requires the Committee to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program.

On February 19, 2020, the Board reviewed the Committee’s annual written report (the “Report”) for the period June 1, 2019 to December 31, 2019 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee. The Report stated that the Funds have retained ICE Data Services (“ICE”), a third party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee.  The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that, while certain clarifying changes had been made to the Program document, no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events or risks impacting any of the Funds. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented and is operating effectively to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov.  The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Semi-Annual Report –
Baird Funds

June 30, 2020

Baird MidCap Fund
Baird Small/Mid Cap Growth Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.bairdassetmanagement.com/baird-funds/funds-and-performance#Literature) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-442-2473, or sending an e-mail request to prospectus@bairdfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-442-2473 or send an e-mail request to prospectus@bairdfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Go Green.	Go Paperless.

Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird MidCap Fund	1
Baird Small/Mid Cap Growth Fund	7
Baird Small/Mid Cap Value Fund	13
Baird SmallCap Value Fund	19
Chautauqua International Growth Fund	24
Chautauqua Global Growth Fund	29
Additional Information on Fund Expenses	35
Statements of Assets and Liabilities	37
Statements of Operations	40
Statements of Changes in Net Assets	43
Financial Highlights	49
Notes to the Financial Statements	61
Statement Regarding Liquidity Risk Management Program	72
Additional Information	73

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Baird MidCap Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Synopsys, Inc.	3.0%
Chipotle Mexican Grill, Inc.	2.8%
Pool Corp.	2.5%
Monolithic Power Systems, Inc.	2.5%
EPAM Systems, Inc.	2.5%
O’Reilly Automotive, Inc.	2.3%
IDEXX Laboratories, Inc.	2.2%
Microchip Technology, Inc.	2.2%
ResMed, Inc.	2.2%
Generac Holdings, Inc.	2.2%

Net Assets:	$1,873,369,812
Portfolio Turnover Rate:	33%	(5)
Number of Equity Holdings:	57

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	0.82%
Investor Class:	1.07%	(4)

Net
Institutional Class:	0.82%
Investor Class:	1.07%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird MidCap Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2020	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	4.45%	12.48%	11.66%	14.44%	8.24%
Investor Class Shares	4.27%	12.17%	11.36%	14.16%	7.98%
Russell Midcap® Growth Index(2)	4.16%	11.91%	11.60%	15.09%	7.69%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2020.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	241,078	$24,023,423	1.3%
Mercury Systems, Inc.(1)	286,701	22,551,900	1.2%
		46,575,323	2.5%
Banks
Pinnacle Financial Partners, Inc.	463,521	19,463,247	1.0%
Building Products
Trex Co, Inc.(1)	262,886	34,193,582	1.8%
Capital Markets
MarketAxess Holdings, Inc.	71,571	35,851,345	1.9%
Commercial Services & Supplies
Copart, Inc.(1)	408,789	34,039,860	1.8%
Containers & Packaging
AptarGroup, Inc.	147,352	16,500,477	0.9%
Distributors
Pool Corp.	175,235	47,641,139	2.5%
Electrical Equipment
Generac Holdings, Inc.(1)	333,482	40,661,460	2.2%
Rockwell Automation, Inc.	141,002	30,033,426	1.6%
		70,694,886	3.8%
Electronic Equipment, Instruments & Components
CDW Corp.	348,814	40,525,210	2.2%
Dolby Laboratories, Inc. – Class A	380,288	25,049,571	1.3%
Keysight Technologies, Inc.(1)	339,151	34,179,638	1.8%
		99,754,419	5.3%
Entertainment
Take-Two Interactive Software, Inc.(1)	215,127	30,025,275	1.6%
Food Products
Lamb Weston Holdings, Inc.	511,762	32,716,945	1.7%
Health Care Equipment & Supplies
Align Technology, Inc.(1)	131,134	35,988,415	1.9%
Cooper Cos., Inc.	114,845	32,574,636	1.7%
DexCom, Inc.(1)	92,151	37,358,015	2.0%
IDEXX Laboratories, Inc.(1)	126,632	41,808,821	2.2%
Insulet Corp.(1)	187,853	36,492,324	2.0%
ResMed, Inc.	215,134	41,305,728	2.2%
		225,527,939	12.0%
Health Care Technology
Veeva Systems, Inc.(1)	157,686	36,964,752	2.0%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.(1)	50,175	$52,802,163	2.8%
Household Durables
DR Horton, Inc.	455,722	25,269,785	1.4%
Insurance
Arthur J Gallagher & Co.	326,381	31,818,884	1.7%
IT Services
Broadridge Financial Solutions, Inc.	157,497	19,874,546	1.1%
EPAM Systems, Inc.(1)	183,448	46,230,730	2.5%
Euronet Worldwide, Inc.(1)	253,915	24,330,135	1.3%
Jack Henry & Associates, Inc.	113,050	20,804,592	1.1%
VeriSign, Inc.(1)	136,525	28,237,466	1.5%
		139,477,469	7.5%
Life Sciences Tools & Services
ICON PLC(1)(2)	230,173	38,774,943	2.1%
Repligen Corp.(1)	201,895	24,956,241	1.3%
		63,731,184	3.4%
Machinery
Graco, Inc.	539,372	25,884,462	1.4%
IDEX Corp.	187,037	29,559,328	1.6%
		55,443,790	3.0%
Media
Cable One, Inc.	21,175	37,582,449	2.0%
Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.(1)	271,531	26,515,002	1.4%
Pharmaceuticals
Catalent, Inc.(1)	517,318	37,919,409	2.0%
Jazz Pharmaceuticals PLC(1)(2)	146,869	16,205,526	0.9%
		54,124,935	2.9%
Professional Services
CoStar Group, Inc.(1)	26,926	19,135,500	1.0%
TransUnion	463,588	40,350,700	2.2%
Verisk Analytics, Inc.	201,600	34,312,320	1.8%
		93,798,520	5.0%
Road & Rail
J.B. Hunt Transport Services, Inc.	154,461	18,587,837	1.0%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	393,402	41,429,164	2.2%
Monolithic Power Systems, Inc.	197,183	46,732,371	2.5%
		88,161,535	4.7%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Software
Alteryx, Inc.(1)	247,338	$40,632,687	2.2%
Aspen Technology, Inc.(1)	270,329	28,008,788	1.5%
Paycom Software, Inc.(1)	101,540	31,449,984	1.7%
PTC, Inc.(1)	286,850	22,314,061	1.2%
RealPage, Inc.(1)	467,386	30,384,764	1.6%
Synopsys, Inc.(1)	288,561	56,269,395	3.0%
Tyler Technologies, Inc.(1)	96,693	33,540,868	1.8%
		242,600,547	13.0%
Specialty Retail
Burlington Stores, Inc.(1)	181,999	35,841,063	1.9%
Five Below, Inc.(1)	254,346	27,192,131	1.5%
O’Reilly Automotive, Inc.(1)	103,595	43,682,904	2.3%
Tractor Supply Co.	214,233	28,233,767	1.5%
		134,949,865	7.2%
Trading Companies & Distributors
Fastenal Co.	576,433	24,694,390	1.3%
Total Common Stocks
(Cost $1,223,467,238)		1,819,507,544	97.1%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	40,636,814	40,636,814	2.2%
Total Short-Term Investment
(Cost $40,636,814)		40,636,814	2.2%
Total Investments
(Cost $1,264,104,052)		1,860,144,358	99.3%
Other Assets in Excess of Liabilities		13,225,454	0.7%
TOTAL NET ASSETS		$1,873,369,812	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,819,507,544	$—	$—	$1,819,507,544
Total Equity	1,819,507,544	—	—	1,819,507,544
Short-Term Investment
Money Market Mutual Fund	40,636,814	—	—	40,636,814
Total Short-Term Investment	40,636,814	—	—	40,636,814
Total Investments*	$1,860,144,358	$—	$—	$1,860,144,358

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Growth Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

EPAM Systems, Inc.	3.1%
SiteOne Landscape Supply, Inc.	2.5%
Pool Corp.	2.5%
LHC Group, Inc.	2.4%
Avalara, Inc.	2.3%
Insulet Corp.	2.3%
IDEX Corp.	2.3%
Cable One, Inc.	2.2%
QUIDEL Corp.	2.1%
Tyler Technologies, Inc.	2.1%

Net Assets:	$27,552,313
Portfolio Turnover Rate:	34%	(5)
Number of Equity Holdings:	65

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	2.10%
Investor Class:	2.35%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Growth Fund
June 30, 2020 (Unaudited)

Total Returns

			Average
			Annual
		One	Since
For the Periods Ended June 30, 2020	Six Months	Year	Inception(1)
Institutional Class Shares	8.73%	18.07%	18.87%
Investor Class Shares	8.59%	17.75%	18.55%
Russell 2500® Growth Index(2)	2.02%	9.21%	13.21%

(1)	For the period from October 31, 2018 (inception date) through June 30, 2020.
(2)
The Russell 2500® Growth Index measures the performance of the Small-to-Mid Cap Growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies.  Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
HEICO Corp.	2,424	$241,552	0.9%
Biotechnology
Exact Sciences Corp.(1)	2,555	222,132	0.8%
Pfenex, Inc.(1)	20,580	171,843	0.6%
		393,975	1.4%
Building Products
Trex Co, Inc.(1)	3,813	495,957	1.8%
Capital Markets
MarketAxess Holdings, Inc.	666	333,613	1.2%
Commercial Services & Supplies
IAA, Inc.(1)	11,389	439,273	1.6%
Mobile Mini, Inc.	6,595	194,553	0.7%
		633,826	2.3%
Construction & Engineering
MasTec, Inc.(1)	8,312	372,959	1.4%
Containers & Packaging
AptarGroup, Inc.	4,875	545,903	2.0%
Distributors
Pool Corp.	2,619	712,028	2.6%
Diversified Telecommunication Services
Bandwidth, Inc.(1)	2,216	281,432	1.0%
Electrical Equipment
Generac Holdings, Inc.(1)	3,650	445,045	1.6%
Electronic Equipment, Instruments & Components
Littelfuse, Inc.	1,536	262,088	1.0%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	11,084	317,667	1.2%
Food Products
Lamb Weston Holdings, Inc.	6,148	393,042	1.4%
Health Care Equipment & Supplies
Insulet Corp.(1)	3,287	638,533	2.3%
Novocure Ltd.(1)(2)	4,026	238,742	0.9%
OrthoPediatrics Corp.(1)	6,518	285,228	1.0%
QUIDEL Corp.(1)	2,679	599,399	2.2%
Shockwave Medical, Inc.(1)	7,360	348,643	1.3%
Silk Road Medical, Inc.(1)	6,335	265,373	0.9%
STAAR Surgical Co.(1)	5,860	360,624	1.3%
Tandem Diabetes Care, Inc.(1)	4,690	463,935	1.7%
		3,200,477	11.6%
Health Care Providers & Services
LHC Group, Inc.(1)	3,973	692,573	2.5%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Technology
Inspire Medical Systems, Inc.(1)	3,580	$311,532	1.1%
Phreesia, Inc.(1)	9,636	272,506	1.0%
		584,038	2.1%
Household Durables
LGI Homes, Inc.(1)	4,001	352,208	1.3%
Insurance
Kinsale Capital Group, Inc.	2,116	328,424	1.2%
Internet & Direct Marketing Retail
Etsy, Inc.(1)	5,351	568,437	2.1%
IT Services
EPAM Systems, Inc.(1)	3,456	870,946	3.2%
Euronet Worldwide, Inc.(1)	2,333	223,548	0.8%
Jack Henry & Associates, Inc.	2,663	490,072	1.8%
LiveRamp Holdings, Inc.(1)	4,248	180,413	0.6%
WNS Holdings Ltd. – ADR(1)(2)	6,944	381,781	1.4%
		2,146,760	7.8%
Life Sciences Tools & Services
ICON PLC(1)(2)	2,869	483,312	1.7%
Repligen Corp.(1)	3,510	433,871	1.6%
		917,183	3.3%
Machinery
IDEX Corp.	4,029	636,743	2.3%
Toro Co.	5,987	397,178	1.4%
		1,033,921	3.7%
Media
Cable One, Inc.	354	628,297	2.3%
Multiline Retail
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,418	333,768	1.2%
Pharmaceuticals
Catalent, Inc.(1)	6,748	494,628	1.8%
Jazz Pharmaceuticals PLC(1)(2)	2,970	327,710	1.2%
Revance Therapeutics, Inc.(1)	14,545	355,189	1.3%
		1,177,527	4.3%
Professional Services
TransUnion	3,840	334,234	1.2%
Road & Rail
Schneider National, Inc.	13,703	338,053	1.2%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	2,494	591,078	2.1%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Software
Alteryx, Inc.(1)	3,366	$552,966	2.0%
Avalara, Inc.(1)	4,870	648,149	2.4%
Descartes Systems Group, Inc.(1)(2)	7,480	395,692	1.4%
Fair Isaac Corp.(1)	1,171	489,525	1.8%
Paycom Software, Inc.(1)	1,002	310,349	1.1%
Paylocity Holding Corp.(1)	3,800	554,382	2.0%
Ping Identity Holding Corp.(1)	8,700	279,183	1.0%
Q2 Holdings, Inc.(1)	4,793	411,191	1.5%
Rapid7, Inc.(1)	4,884	249,182	0.9%
Smartsheet, Inc.(1)	5,445	277,259	1.0%
Sprout Social, Inc.(1)	10,200	275,400	1.0%
Tyler Technologies, Inc.(1)	1,713	594,205	2.2%
Upland Software, Inc.(1)	11,433	397,411	1.4%
		5,434,894	19.7%
Specialty Retail
Burlington Stores, Inc.(1)	2,798	551,009	2.0%
Five Below, Inc.(1)	3,982	425,716	1.5%
		976,725	3.5%
Textiles, Apparel & Luxury Goods
Crocs, Inc.(1)	12,417	457,194	1.7%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc.(1)	6,264	713,907	2.6%
Watsco, Inc.	2,421	430,212	1.6%
		1,144,119	4.2%
Total Common Stocks
(Cost $21,955,192)		26,668,997	96.8%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	1,513,163	1,513,163	5.5%
Total Short-Term Investment
(Cost $1,513,163)		1,513,163	5.5%
Total Investments
(Cost $23,468,355)		28,182,160	102.3%
Liabilities in Excess of Other Assets		(629,847)	(2.3)%
TOTAL NET ASSETS		$27,552,313	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Notes to Schedule of Investments (cont.)
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$26,668,997	$—	$—	$26,668,997
Total Equity	26,668,997	—	—	26,668,997
Short-Term Investment
Money Market Mutual Fund	1,513,163	—	—	1,513,163
Total Short-Term Investment	1,513,163	—	—	1,513,163
Total Investments*	$28,182,160	$—	$—	$28,182,160

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Boingo Wireless, Inc.	4.2%
Atlantica Yield PLC	3.5%
Atmos Energy Corp.	3.1%
Laboratory Corp. of America Holdings	3.1%
Old Republic International Corp.	2.7%
Agree Realty Corp.	2.7%
Tractor Supply Co.	2.6%
Air Transport Services Group, Inc.	2.6%
Science Applications International Corp.	2.5%
Blackstone Mortgage Trust, Inc.	2.4%

Net Assets:	$20,214,232
Portfolio Turnover Rate:	42%	(5)
Number of Equity Holdings:	46

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.59%
Investor Class:	1.84%	(4)

Net
Institutional Class:	0.85%
Investor Class:	1.10%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Small/Mid Cap Value Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2020	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	-18.43%	-14.96%	-2.08%	0.71%
Investor Class Shares	-18.50%	-15.20%	-2.35%	0.45%
Russell 2500® Value Index(2)	-21.18%	-15.50%	-2.60%	2.61%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2020.
(2)
The Russell 2500® Value Index measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small- and mid-capitalization companies. Small- and mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	23,534	$524,102	2.6%
Chemicals
PolyOne Corp.	16,432	431,011	2.1%
Commercial Services & Supplies
ACCO Brands Corp.	31,642	224,658	1.1%
Communications Equipment
Ciena Corp.(1)	5,838	316,186	1.6%
Construction & Engineering
Construction Partners, Inc.(1)	11,017	195,662	1.0%
Electrical Equipment
nVent Electric PLC(2)	16,666	312,154	1.5%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. – Class A	2,952	194,448	1.0%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc. – Class A	34,342	254,818	1.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	8,181	537,573	2.7%
EastGroup Properties, Inc.	2,571	304,946	1.5%
Healthpeak Properties, Inc.	14,242	392,510	1.9%
Physicians Realty Trust	25,453	445,937	2.2%
VICI Properties, Inc.	11,781	237,858	1.2%
		1,918,824	9.5%
Food Products
Nomad Foods Ltd.(1)(2)	9,400	201,630	1.0%
Simply Good Foods Co.(1)	21,413	397,853	2.0%
		599,483	3.0%
Gas Utilities
Atmos Energy Corp.	6,355	632,831	3.1%
Southwest Gas Holdings, Inc.	5,656	390,547	1.9%
		1,023,378	5.0%
Health Care Equipment & Supplies
Hill-Rom Holdings, Inc.	3,679	403,881	2.0%
ICU Medical, Inc.(1)	2,251	414,881	2.1%
		818,762	4.1%
Health Care Providers & Services
DaVita, Inc.(1)	6,060	479,588	2.3%
Laboratory Corp. of America Holdings(1)	3,737	620,754	3.1%
		1,100,342	5.4%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Household Durables
ZAGG, Inc.(1)	55,356	$173,818	0.9%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC(2)	24,481	712,397	3.5%
Insurance
American Financial Group, Inc.	7,272	461,481	2.3%
Fidelity National Financial, Inc.	13,030	399,500	2.0%
Old Republic International Corp.	33,735	550,218	2.7%
		1,411,199	7.0%
IT Services
CACI International, Inc.(1)	1,817	394,071	1.9%
Leidos Holdings, Inc.	4,181	391,634	1.9%
Perspecta, Inc.	17,930	416,514	2.1%
Science Applications International Corp.	6,519	506,397	2.5%
VeriSign, Inc.(1)	1,937	400,630	2.0%
WEX Inc.(1)	2,323	383,318	1.9%
		2,492,564	12.3%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	20,332	489,798	2.4%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	22,278	288,277	1.4%
Personal Products
BellRing Brands, Inc.(1)	21,572	430,146	2.1%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. – ADR(2)	8,650	421,861	2.1%
Skyworks Solutions, Inc.	2,828	361,588	1.8%
		783,449	3.9%
Software
Cerence, Inc.(1)	11,672	476,685	2.4%
j2 Global, Inc.(1)	7,373	466,047	2.3%
		942,732	4.7%
Specialty Retail
Tractor Supply Co.	4,040	532,431	2.6%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	21,615	477,259	2.4%
Essent Group Ltd.(2)	13,500	489,645	2.4%
Merchants Bancorp	20,706	382,854	1.9%
NMI Holdings, Inc.(1)	15,075	242,406	1.2%
		1,592,164	7.9%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	63,532	$846,246	4.2%
Total Common Stocks
(Cost $18,180,730)		18,609,049	92.1%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	1,595,289	1,595,289	7.9%
Total Short-Term Investment
(Cost $1,595,289)		1,595,289	7.9%
Total Investments
(Cost $19,776,019)		20,204,338	100.0%
Other Assets in Excess of Liabilities		9,894	0.0%
TOTAL NET ASSETS		$20,214,232	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$18,609,049	$—	$—	$18,609,049
Total Equity	18,609,049	—	—	18,609,049
Short-Term Investment
Money Market Mutual Fund	1,595,289	—	—	1,595,289
Total Short-Term Investment	1,595,289	—	—	1,595,289
Total Investments*	$20,204,338	$—	$—	$20,204,338

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings(1)			Equity Sector Analysis(2)

Atlantica Yield PLC	5.2%
Boingo Wireless, Inc.	5.0%
CACI International, Inc.	4.5%
Agree Realty Corp.	4.4%
CyrusOne, Inc.	4.4%
ICU Medical, Inc.	4.3%
Southwest Gas Holdings, Inc.	4.3%
j2 Global, Inc.	3.7%
Air Transport Services Group, Inc.	3.5%
Cerence, Inc.	3.3%

Net Assets:	$23,947,691
Portfolio Turnover Rate:	24%	(5)
Number of Equity Holdings:	37

Annualized Portfolio Expense Ratio(3):
Gross
Institutional Class:	1.44%
Investor Class:	1.69%	(4)

Net
Institutional Class:	0.95%
Investor Class:	1.20%	(4)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird SmallCap Value Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2020	Six Months	One Year	Three Years	Five Years	Inception(1)
Institutional Class Shares	-17.97%	-14.08%	-2.49%	0.42%	5.27%
Investor Class Shares	-18.09%	-14.29%	-2.72%	0.17%	5.01%
Russell 2000® Value Index(2)	-23.50%	-17.48%	-4.35%	1.26%	6.04%

(1)	For the period from May 1, 2012 (inception date) through June 30, 2020.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund invests a substantial portion of its assets in the stocks of small-capitalization companies. Small-capitalization companies often are more volatile and face greater risks than larger, more established companies.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Air Freight & Logistics
Air Transport Services Group, Inc.(1)	37,638	$838,198	3.5%
Biotechnology
Eagle Pharmaceuticals, Inc.(1)	9,055	434,459	1.8%
Chemicals
PolyOne Corp.	14,860	389,778	1.6%
Commercial Services & Supplies
ACCO Brands Corp.	35,506	252,093	1.1%
Construction & Engineering
Construction Partners, Inc.(1)	39,966	709,796	3.0%
Electrical Equipment
nVent Electric PLC(2)	30,710	575,198	2.4%
Electronic Equipment, Instruments & Components
Dolby Laboratories, Inc. – Class A	7,072	465,832	2.0%
Knowles Corp.(1)	16,380	249,959	1.0%
		715,791	3.0%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	16,213	1,065,356	4.5%
CyrusOne, Inc.	14,609	1,062,805	4.4%
Healthcare Realty Trust, Inc.	11,280	330,391	1.4%
Physicians Realty Trust	27,872	488,317	2.0%
QTS Realty Trust, Inc.	7,487	479,842	2.0%
		3,426,711	14.3%
Food Products
Nomad Foods Ltd.(1)(2)	13,184	282,797	1.2%
Simply Good Foods Co.(1)	26,977	501,233	2.1%
		784,030	3.3%
Gas Utilities
Southwest Gas Holdings, Inc.	14,898	1,028,707	4.3%
Health Care Equipment & Supplies
Hill-Rom Holdings, Inc.	3,452	378,960	1.6%
ICU Medical, Inc.(1)	5,628	1,037,297	4.3%
		1,416,257	5.9%
Household Durables
ZAGG, Inc.(1)	91,981	288,820	1.2%
Independent Power and Renewable Electricity Producers
Atlantica Yield PLC(2)	42,949	1,249,816	5.2%
Insurance
Everest Re Group Ltd.(2)	1,723	355,282	1.5%
First American Financial Corp.	8,237	395,541	1.6%
		750,823	3.1%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
IT Services
CACI International, Inc.(1)	5,019	$1,088,521	4.6%
Perspecta, Inc.	33,494	778,065	3.2%
Science Applications International Corp.	5,909	459,011	1.9%
Verra Mobility Corp.(1)	42,953	441,557	1.9%
		2,767,154	11.6%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	17,560	423,020	1.8%
Multi-Utilities
Algonquin Power & Utilities Corp.(2)	57,940	749,744	3.1%
Personal Products
BellRing Brands, Inc.(1)	15,474	308,552	1.3%
Semiconductors & Semiconductor Equipment
Silicon Motion Technology Corp. – ADR(2)	10,361	505,306	2.1%
Software
Cerence, Inc.(1)	19,359	790,622	3.3%
j2 Global, Inc.(1)	14,152	894,548	3.7%
		1,685,170	7.0%
Thrifts & Mortgage Finance
Axos Financial, Inc.(1)	33,913	748,799	3.1%
Essent Group Ltd.(2)	13,787	500,054	2.1%
Merchants Bancorp	34,061	629,788	2.6%
		1,878,641	7.8%
Wireless Telecommunication Services
Boingo Wireless, Inc.(1)	90,240	1,201,997	5.0%
Total Common Stocks
(Cost $19,503,537)		22,380,061	93.4%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	1,550,007	1,550,007	6.5%
Total Short-Term Investment
(Cost $1,550,007)		1,550,007	6.5%
Total Investments
(Cost $21,053,544)		23,930,068	99.9%
Other Assets in Excess of Liabilities		17,623	0.1%
TOTAL NET ASSETS		$23,947,691	100.0%
The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$22,380,061	$—	$—	$22,380,061
Total Equity	22,380,061	—	—	22,380,061
Short-Term Investment
Money Market Mutual Fund	1,550,007	—	—	1,550,007
Total Short-Term Investment	1,550,007	—	—	1,550,007
Total Investments*	$23,930,068	$—	$—	$23,930,068

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings(1)

Genmab A/S	7.0%	Net Assets:	$206,036,372
TAL Education Group – ADR	6.1%	Portfolio Turnover Rate:	18%	(5)
ASML Holding NV	5.6%	Number of Equity Holdings:	27
Adyen NV	5.2%
Prosus NV	5.0%	Annualized Portfolio Expense Ratio(3):
Bank Rakyat Indonesia Persero Tbk PT	4.8%	Gross
Temenos Group AG	4.7%	Institutional Class:	0.96%
DBS Group Holdings Ltd.	4.6%	Investor Class:	1.21%	(4)
Wuxi Biologics Cayman, Inc.	4.5%
Alibaba Group Holding Ltd. – ADR	4.4%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua International Growth Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2020	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	4.68%	10.21%	8.68%	8.96%
Investor Class Shares	4.52%	9.94%	8.35%	8.71%
MSCI ACWI ex USA Index(2)	-11.00%	-4.80%	1.13%	4.75%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2020.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, upon the United Kingdom’s (UK) departure from the European Union on January 31, 2020 following a June 2016 referendum referred to as “Brexit,” the UK entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Application Software
Atlassian Corp. PLC (Australia)(1)	30,765	$5,546,007	2.7%
Temenos Group AG (Switzerland)(2)	62,879	9,772,901	4.7%
		15,318,908	7.4%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland)(2)	100,873	4,236,424	2.1%
Automobile Manufacturers
BYD Co. Ltd. (China)(2)	354,021	2,760,054	1.3%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	31,361	5,908,412	2.9%
Genmab A/S (Denmark)(1)(2)	42,758	14,417,704	7.0%
		20,326,116	9.9%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	45,884,156	9,793,658	4.8%
DBS Group Holdings Ltd. (Singapore)(2)	626,845	9,432,032	4.6%
		19,225,690	9.4%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	134,028	4,609,250	2.2%
Education Services
TAL Education Group – ADR (China)(1)	183,691	12,560,790	6.1%
Electronic Equipment & Instruments
Keyence Corp. (Japan)(2)	13,910	5,829,146	2.8%
Environmental & Facilities Services
Waste Connections, Inc. (Canada)	84,483	7,923,661	3.8%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	2,071,964	5,326,933	2.6%
Industrial Machinery
FANUC Corp. (Japan)(2)	34,883	6,253,475	3.0%
Information Technology
Constellation Software, Inc. (Canada)	5,626	6,352,415	3.1%
Internet & Direct Marketing Retail
Prosus NV (Netherlands)(2)	109,878	10,244,704	5.0%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	42,352	9,135,326	4.4%
IT Services
Adyen NV (Netherlands)(1)	7,382	10,744,406	5.2%
Tata Consultancy Services Ltd. (India)(2)	223,056	6,140,180	3.0%
		16,884,586	8.2%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Life Sciences Tools & Services
Wuxi Biologics Cayman, Inc. (China)(1)(2)	500,086	$9,179,387	4.5%
Pharmaceuticals
Novo Nordisk A/S – ADR (Denmark)	139,174	9,113,114	4.4%
Regional Banks
HDFC Bank Ltd. – ADR (India)	157,731	7,170,451	3.5%
Semiconductor Equipment
ASML Holding NV (Netherlands)	31,388	11,551,725	5.6%
Semiconductors
AMS AG (Austria)(1)(2)	139,946	2,086,393	1.0%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	97,529	5,536,721	2.7%
		7,623,114	3.7%
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc. (Israel)(1)	38,533	5,347,610	2.6%
Total Common Stocks
(Cost $153,870,091)		196,972,879	95.6%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	7,841,834	7,841,834	3.8%
Total Short-Term Investment
(Cost $7,841,834)		7,841,834	3.8%
Total Investments
(Cost $161,711,925)		204,814,713	99.4%
Other Assets in Excess of Liabilities		1,221,659	0.6%
TOTAL NET ASSETS		$206,036,372	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$96,890,638	$100,082,241	$—	$196,972,879
Total Equity	96,890,638	100,082,241	—	196,972,879
Short-Term Investment
Money Market Mutual Fund	7,841,834	—	—	7,841,834
Total Short-Term Investment	7,841,834	—	—	7,841,834
Total Investments*	$104,732,472	$100,082,241	$—	$204,814,713

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2020 (Unaudited)

Portfolio Characteristics

A June 30, 2020 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings(1)

Genmab A/S	5.1%	Net Assets:	$83,040,915
TAL Education Group – ADR	5.0%	Portfolio Turnover Rate:	16%	(5)
Incyte Corp.	4.6%	Number of Equity Holdings:	42
Prosus NV	4.4%
Novo Nordisk A/S – ADR	3.8%	Annualized Portfolio Expense Ratio(3):
Amazon.com, Inc.	3.7%	Gross
Wuxi Biologics Cayman, Inc.	3.4%	Institutional Class:	1.23%
TJX Cos, Inc.	3.3%	Investor Class:	1.48%	(4)
Temenos Group AG	3.2%
Regeneron Pharmaceuticals, Inc.	3.0%	Net
		Institutional Class:	0.80%
		Investor Class:	1.05%	(4)

Equity Sector Analysis(2)		Country Allocation(2)

(1)
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2020.

(2)	Percentages shown in parentheses relate to the Fund’s total value of investments as of June 30, 2020, and may not add up to 100% due to rounding.
(3)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.80% of average daily net assets for the Institutional Class shares and 1.05% of average daily net assets for the Investor Class shares, at least through April 30, 2021.

(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Chautauqua Global Growth Fund
June 30, 2020 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2020	Six Months	One Year	Three Years	Inception(1)
Institutional Class Shares	6.36%	13.16%	10.81%	12.49%
Investor Class Shares	6.55%	13.20%	10.65%	12.29%
MSCI ACWI Index(2)	-6.25%	2.11%	6.14%	8.58%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2020.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In addition, upon the United Kingdom’s (UK) departure from the European Union on January 31, 2020 following a June 2016 referendum referred to as “Brexit,” the UK entered a transition period until December 31, 2020 during which time a trade deal and other key agreements will be negotiated.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. These and other geopolitical events may cause market disruptions and could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Cos, Inc. (United States)	54,756	$2,768,463	3.3%
Application Software
Atlassian Corp. PLC (Australia)(1)	7,660	1,380,868	1.7%
Temenos Group AG (Switzerland)(2)	17,363	2,698,626	3.2%
		4,079,494	4.9%
Asset Management & Custody Banks
Julius Baer Group Ltd. (Switzerland)(2)	17,873	750,623	0.9%
Automobile Manufacturers
BYD Co. Ltd. (China)(2)	140,246	1,093,400	1.3%
Biotechnology
BeiGene Ltd. – ADR (China)(1)	7,185	1,353,654	1.6%
Genmab A/S (Denmark)(1)(2)	12,634	4,260,097	5.1%
Incyte Corp. (United States)(1)	37,139	3,861,342	4.7%
Regeneron Pharmaceuticals, Inc. (United States)(1)	4,025	2,510,191	3.0%
		11,985,284	14.4%
Data Processing & Outsourced Services
MasterCard, Inc. – Class A (United States)	7,944	2,349,041	2.8%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)(2)	11,438,106	2,441,385	3.0%
DBS Group Holdings Ltd. (Singapore)(2)	142,376	2,142,308	2.6%
		4,583,693	5.6%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan)(2)	51,611	1,774,913	2.1%
Education Services
TAL Education Group – ADR (China)(1)	60,417	4,131,315	5.0%
Electronic Equipment & Instruments
Coherent, Inc. (United States)(1)	4,785	626,739	0.8%
Keyence Corp. (Japan)(2)	3,940	1,651,103	2.0%
Universal Display Corp. (United States)	8,747	1,308,726	1.6%
		3,586,568	4.4%
Environmental & Facilities Services
Waste Connections, Inc. (Canada)	25,838	2,423,345	2.9%
Healthcare Distributors
Sinopharm Group Co. Ltd. (China)(2)	577,681	1,485,194	1.8%
Industrial Machinery
FANUC Corp. (Japan)(2)	9,288	1,665,060	2.0%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Information Technology
Constellation Software, Inc. (Canada)	2,006	$2,265,010	2.7%
Interactive Media & Services
Alphabet, Inc. – Class A (United States)(1)	1,219	1,728,603	2.1%
Internet & Direct Marketing Retail
Prosus NV (Netherlands)(2)	39,385	3,672,142	4.4%
Internet Retail
Alibaba Group Holding Ltd. – ADR (China)(1)	6,332	1,365,812	1.7%
Amazon.com, Inc. (United States)(1)	1,102	3,040,220	3.7%
		4,406,032	5.4%
IT Services
Adyen NV (Netherlands)(1)	1,722	2,506,349	3.0%
EPAM Systems, Inc. (United States)(1)	3,487	878,759	1.1%
Tata Consultancy Services Ltd. (India)(2)	57,397	1,579,997	1.9%
		4,965,105	6.0%
Life Sciences Tools & Services
Illumina, Inc. (United States)(1)	4,494	1,664,353	2.0%
Wuxi Biologics Cayman, Inc. (China)(1)(2)	152,771	2,804,206	3.4%
		4,468,559	5.4%
Other Diversified Financial Services
Charles Schwab Corp. (United States)	39,901	1,346,260	1.6%
Pharmaceuticals
Bristol-Myers Squibb Company (United States)	12,664	744,643	0.9%
Novo Nordisk A/S – ADR (Denmark)	47,834	3,132,171	3.8%
		3,876,814	4.7%
Regional Banks
HDFC Bank Ltd. – ADR (India)	49,832	2,265,363	2.7%
SVB Financial Group (United States)(1)	6,468	1,394,048	1.7%
		3,659,411	4.4%
Semiconductor Equipment
ASML Holding NV (Netherlands)	4,763	1,752,927	2.1%
Semiconductors
AMS AG (Austria)(1)(2)	39,772	592,943	0.7%
Nvidia Corp. (United States)	3,990	1,515,841	1.8%
Taiwan Semiconductor
Manufacturing Co. Ltd. – ADR (Taiwan)	27,808	1,578,660	1.9%
		3,687,444	4.4%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc. (Israel)(1)	7,298	$1,012,816	1.2%
Total Common Stocks
(Cost $63,493,684)		79,517,516	95.8%
Rights
Pharmaceuticals
Bristol-Myers Squibb Company (United States)(1)	9,805	35,102	0.0%
Total Rights
(Cost $26,316)		35,102	0.0%
Short-Term Investment
Money Market Mutual Fund
First American Government
Obligations Fund, Class U, 0.11%(3)	3,476,917	3,476,917	4.2%
Total Short-Term Investment
(Cost $3,476,917)		3,476,917	4.2%
Total Investments
(Cost $66,996,917)		83,029,535	100.0%
Other Assets in Excess of Liabilities		11,380	0.0%
TOTAL NET ASSETS		$83,040,915	100.0%
Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Level 2 security – See Note 2a to the financial statements.
(3)	Seven-Day Yield.
ADR – American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc.(“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2020 (Unaudited)

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 –	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 –	Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$50,905,519	$28,611,997	$—	$79,517,516
Total Equity	50,905,519	28,611,997	—	79,517,516
Rights
Rights	35,102	—	—	35,102
Total Rights	35,102	—	—	35,102
Short-Term Investment
Money Market Mutual Fund	3,476,917	—	—	3,476,917
Total Short-Term Investment	3,476,917	—	—	3,476,917
Total Investments*	$54,417,538	$28,611,997	$—	$83,029,535

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2020 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. With the exception of the Chautauqua International Growth and Chautauqua Global Growth Funds, which charge redemption fees, the Funds do not charge any sales loads, redemption fees or other transaction fees; however, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/20 – 6/30/20).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2020 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2020

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/20	6/30/20	Period(1)	6/30/20	Period(1)
Baird MidCap Fund
Institutional Class	0.81%	$1,000.00	$1,044.50	$4.12	$1,020.84	$4.07
Investor Class	1.06%	$1,000.00	$1,042.70	$5.38	$1,019.59	$5.32

Baird Small/Mid Cap
Growth Fund
Institutional Class	0.85%	$1,000.00	$1,087.30	$4.41	$1,020.64	$4.27
Investor Class	1.10%	$1,000.00	$1,085.90	$5.70	$1,019.39	$5.52

Baird Small/Mid Cap
Value Fund
Institutional Class	0.85%	$1,000.00	$ 815.70	$3.84	$1,020.64	$4.27
Investor Class	1.10%	$1,000.00	$ 815.00	$4.96	$1,019.39	$5.52

Baird SmallCap
Value Fund
Institutional Class	0.95%	$1,000.00	$ 820.30	$4.30	$1,020.14	$4.77
Investor Class	1.20%	$1,000.00	$ 819.10	$5.43	$1,018.90	$6.02

Chautauqua International
Growth Fund
Institutional Class	0.80%	$1,000.00	$1,046.80	$4.07	$1,020.89	$4.02
Investor Class	1.05%	$1,000.00	$1,045.20	$5.34	$1,019.64	$5.27

Chautauqua Global
Growth Fund
Institutional Class	0.80%	$1,000.00	$1,063.60	$4.10	$1,020.89	$4.02
Investor Class	1.05%	$1,000.00	$1,065.50	$5.39	$1,019.64	$5.27

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 182 days and divided by 366 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

		Baird
	Baird	Small/Mid
	MidCap	Cap Growth
	Fund	Fund
ASSETS:
Investments, at value (cost $1,264,104,052
and $23,468,355, respectively)	$1,860,144,358	$28,182,160
Dividends receivable	209,174	3,719
Interest receivable	4,309	80
Receivable for investments sold	14,782,213	160,045
Receivable for Fund shares sold	1,552,522	43,183
Prepaid expenses and other assets	30,849	15,803
Total assets	1,876,723,425	28,404,990
LIABILITIES:
Payable for securities purchased	—	809,814
Payable for Fund shares redeemed	1,962,703	131
Payable to Advisor, net (Note 5)	1,154,329	1,228
Payable to directors	13,886	13,784
Accrued fund accounting and administration fees	65,863	11,114
Accrued shareholder servicing fees	35,544	2,362
Accrued professional fees	9,629	7,707
Accrued Rule 12b-1 fees (Note 7)	61,973	232
Accrued expenses and other liabilities	49,686	6,305
Total liabilities	3,353,613	852,677
NET ASSETS	$1,873,369,812	$27,552,313
NET ASSETS CONSIST OF:
Paid-in capital	$1,102,684,856	$22,558,667
Total distributable earnings	770,684,956	4,993,646
NET ASSETS	$1,873,369,812	$27,552,313
INSTITUTIONAL CLASS SHARES
Net Assets	$1,707,605,526	$27,135,422
Shares outstanding ($0.01 par value,
unlimited shares authorized)	71,375,077	2,035,594
Net asset value, offering and redemption price per share	$23.92	$13.33
INVESTOR CLASS SHARES
Net Assets	$165,764,286	$416,891
Shares outstanding ($0.01 par value,
unlimited shares authorized)	7,385,076	31,421
Net asset value, offering and redemption price per share	$22.45	$13.27

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Baird
	Small/Mid	Baird
	Cap Value	SmallCap
	Fund	Value Fund
ASSETS:
Investments, at value (cost $19,776,019
and $21,053,544, respectively)	$20,204,338	$23,930,068
Dividends receivable	35,415	47,787
Interest receivable	87	142
Receivable from Advisor, net (Note 5)	415	—
Prepaid expenses and other assets	23,073	14,471
Total assets	20,263,328	23,992,468
LIABILITIES:
Payable for Fund shares redeemed	6,365	6
Payable to Advisor, net (Note 5)	—	3,570
Payable to directors	13,886	13,886
Accrued fund accounting and administration fees	11,460	10,760
Accrued shareholder servicing fees	6,086	5,197
Accrued professional fees	9,618	9,742
Accrued Rule 12b-1 fees (Note 7)	259	689
Accrued expenses and other liabilities	1,422	927
Total liabilities	49,096	44,777
NET ASSETS	$20,214,232	$23,947,691
NET ASSETS CONSIST OF:
Paid-in capital	$21,507,873	$21,760,401
Total distributable earnings (loss)	(1,293,641)	2,187,290
NET ASSETS	$20,214,232	$23,947,691
INSTITUTIONAL CLASS SHARES
Net Assets	$19,718,339	$23,365,262
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,961,261	1,783,077
Net asset value, offering and redemption price per share	$10.05	$13.10
INVESTOR CLASS SHARES
Net Assets	$495,893	$582,429
Shares outstanding ($0.01 par value,
unlimited shares authorized)	49,566	44,489
Net asset value, offering and redemption price per share	$10.00	$13.09

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2020 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $161,711,925
and $66,996,917, respectively)	$204,814,713	$83,029,535
Foreign currency, at value (cost $970,535
and $105,534, respectively)	963,748	105,303
Dividends receivable	288,011	72,910
Interest receivable	840	501
Receivable for Fund shares sold	252,312	45,599
Total assets	206,319,624	83,253,848
LIABILITIES:
Payable for Fund shares redeemed	104,657	124,245
Payable to Advisor, net (Note 5)	109,182	33,150
Payable to directors	13,886	13,886
Accrued fund accounting and administration fees	21,206	19,674
Accrued shareholder servicing fees	14,918	7,072
Accrued professional fees	9,545	9,566
Accrued Rule 12b-1 fees (Note 7)	842	1,142
Accrued expenses and other liabilities	9,016	4,198
Total liabilities	283,252	212,933
NET ASSETS	$206,036,372	$83,040,915
NET ASSETS CONSIST OF:
Paid-in capital	$177,398,439	$70,460,306
Total distributable earnings	28,637,933	12,580,609
NET ASSETS	$206,036,372	$83,040,915
INSTITUTIONAL CLASS SHARES
Net Assets	$204,472,266	$80,527,829
Shares outstanding ($0.01 par value,
unlimited shares authorized)	15,484,040	5,232,063
Net asset value, offering and redemption price per share	$13.21	$15.39
INVESTOR CLASS SHARES
Net Assets	$1,564,106	$2,513,086
Shares outstanding ($0.01 par value,
unlimited shares authorized)	118,778	164,255
Net asset value, offering and redemption price per share	$13.17	$15.30

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

		Baird
	Baird	Small/Mid
	MidCap	Cap Growth
	Fund	Fund
INVESTMENT INCOME:
Dividends	$4,804,485	$48,341
Interest	199,371	3,277
Other income	—	73
Total investment income	5,003,856	51,691

EXPENSES:
Investment advisory fees (Note 5)	6,881,494	80,707
Shareholder servicing fees	332,298	4,181
Fund accounting and administration fees	81,641	13,929
Federal and state registration	56,466	31,586
Reports to shareholders	34,820	859
Interest expense (Note 6)	30,545	2
Directors fees	28,897	28,795
Professional fees	14,671	14,444
Custody fees	13,237	8,235
Miscellaneous expenses	1,180	49
Rule 12b-1 fees – Investor Class Shares (Note 7)	185,629	436
Total expenses	7,660,878	183,223
Fee waiver by Advisor (Note 5)	—	(91,319)
Net expenses	7,660,878	91,904
NET INVESTMENT LOSS	(2,657,022)	(40,213)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	178,482,736	383,517
Net change in unrealized
appreciation (depreciation) on investments	(96,788,807)	1,892,405
Net realized and unrealized gain on investments	81,693,929	2,275,922
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$79,036,907	$2,235,709

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

	Baird
	Small/Mid	Baird
	Cap Value	SmallCap
	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $1,261 and $2,586, respectively)	$201,327	$179,913
Interest	4,139	5,599
Other income	701	1,347
Total investment income	206,167	186,859

EXPENSES:
Investment advisory fees (Note 5)	78,375	113,588
Directors fees	28,897	28,897
Federal and state registration	23,094	22,326
Professional fees	14,677	14,957
Fund accounting and administration fees	13,987	13,337
Shareholder servicing fees	7,621	10,895
Reports to shareholders	1,015	1,198
Custody fees	1,011	847
Miscellaneous expenses	50	204
Rule 12b-1 fees – Investor Class Shares (Note 7)	608	904
Total expenses	169,335	207,153
Fee waiver by Advisor (Note 5)	(79,901)	(79,297)
Net expenses	89,434	127,856
NET INVESTMENT INCOME	116,733	59,003

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investments	(1,400,987)	(2,331,275)
Net change in unrealized depreciation on investments	(3,205,000)	(3,674,578)
Net realized and unrealized loss on investments	(4,605,987)	(6,005,853)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,489,254)	$(5,946,850)

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2020 (Unaudited)

	Chautauqua	Chautauqua
	International	Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of issuance fees and/or foreign taxes
withheld of $159,054 and $32,447, respectively)	$1,168,639	$288,122
Interest	42,804	13,610
Other income	4,363	1,018
Total investment income	1,215,806	302,750

EXPENSES:
Investment advisory fees (Note 5)	664,754	242,961
Federal and state registration	29,235	27,204
Directors fees	28,897	28,897
Fund accounting and administration fees	25,363	23,096
Shareholder servicing fees	21,592	9,069
Custody fees	17,932	9,359
Professional fees	15,790	15,691
Reports to shareholders	2,609	1,424
Miscellaneous expenses	79	61
Rule 12b-1 fees – Investor Class Shares (Note 7)	1,797	2,384
Total expenses	808,048	360,146
Fee waiver by Advisor (Note 5)	(97,180)	(98,603)
Net expenses	710,868	261,543
NET INVESTMENT INCOME	504,938	41,207

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	(7,679,254)	(3,359,988)
Foreign currency translation	47,424	26,396
Net change in unrealized appreciation (depreciation) on:
Investments	18,023,437	8,705,079
Foreign currency translation	(5,450)	(5,993)
Net realized and unrealized gain on investments
and foreign currency translation	10,386,157	5,365,494
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,891,095	$5,406,701

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment loss	$(2,657,022)	$(1,758,440)
Net realized gain on investments	178,482,736	113,591,259
Net change in unrealized appreciation
(depreciation) on investments	(96,788,807)	445,197,148
Net increase in net assets resulting from operations	79,036,907	557,029,967

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	261,726,133	658,933,497
Shares issued to holders in reinvestment of distributions	—	92,604,419
Cost of shares redeemed	(441,555,641)	(650,544,300)
Net increase (decrease) in net assets resulting
from capital share transactions	(179,829,508)	100,993,616

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(109,134,740)
Investor Class	—	(7,559,012)
Total net distributions to shareholders	—	(116,693,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,792,601)	541,329,831

NET ASSETS:
Beginning of period	1,974,162,413	1,432,832,582
End of period	$1,873,369,812	$1,974,162,413

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Small/Mid Cap Growth Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment loss	$(40,213)	$(32,973)
Net realized gain (loss) on investments	383,517	(32,734)
Net change in unrealized appreciation on investments	1,892,405	3,511,422
Net increase in net assets resulting from operations	2,235,709	3,445,715

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,486,370	9,941,887
Cost of shares redeemed	(1,742,618)	(2,104,855)
Net increase in net assets resulting
from capital share transactions	6,743,752	7,837,032

TOTAL INCREASE IN NET ASSETS	8,979,461	11,282,747

NET ASSETS:
Beginning of period	18,572,852	7,290,105
End of period	$27,552,313	$18,572,852

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird Small/Mid Cap Value Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$116,733	$228,828
Net realized gain (loss) on investments	(1,400,987)	346,989
Net change in unrealized appreciation
(depreciation) on investments	(3,205,000)	2,878,359
Net increase (decrease) in net assets
resulting from operations	(4,489,254)	3,454,176

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,185,685	6,171,911
Shares issued to holders in reinvestment of distributions	—	167,707
Cost of shares redeemed	(3,369,076)	(2,097,080)
Net increase (decrease) in net assets resulting
from capital share transactions	(183,391)	4,242,538

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(208,297)
Investor Class	—	(3,681)
Total net distributions to shareholders	—	(211,978)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,672,645)	7,484,736

NET ASSETS:
Beginning of period	24,886,877	17,402,141
End of period	$20,214,232	$24,886,877

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$59,003	$284,077
Net realized gain (loss) on investments	(2,331,275)	2,315,161
Net change in unrealized appreciation
(depreciation) on investments	(3,674,578)	2,792,139
Net increase (decrease) in net assets
resulting from operations	(5,946,850)	5,391,377

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,848,492	4,097,702
Shares issued to holders in reinvestment of distributions	—	184,267
Cost of shares redeemed	(5,787,815)	(5,124,745)
Net decrease in net assets resulting
from capital share transactions	(3,939,323)	(842,776)

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(223,517)
Investor Class	—	(3,885)
Total net distributions to shareholders	—	(227,402)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,886,173)	4,321,199

NET ASSETS:
Beginning of period	33,833,864	29,512,665
End of period	$23,947,691	$33,833,864

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua International Growth Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$504,938	$3,654,520
Net realized loss on investments
and foreign currency translation	(7,631,830)	(6,741,312)
Net change in unrealized appreciation
on investments and foreign currency translation	18,017,987	32,743,535
Net increase in net assets resulting from operations	10,891,095	29,656,743

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,207,555	77,073,338
Shares issued to holders in reinvestment of distributions	—	2,901,751
Cost of shares redeemed	(14,243,377)	(19,364,200)
Redemption fees	11,933	32,973
Net increase in net assets resulting
from capital share transactions	20,976,111	60,643,862

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(3,632,612)
Investor Class	—	(26,317)
Total net distributions to shareholders	—	(3,658,929)

TOTAL INCREASE IN NET ASSETS	31,867,206	86,641,676

NET ASSETS:
Beginning of period	174,169,166	87,527,490
End of period	$206,036,372	$174,169,166
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
Chautauqua Global Growth Fund

	Six Months Ended
	June 30, 2020	Year Ended
	(Unaudited)	December 31, 2019
OPERATIONS:
Net investment income	$41,207	$792,759
Net realized loss on investments
and foreign currency translation	(3,333,592)	(157,584)
Net change in unrealized appreciation
on investments and foreign currency translation	8,699,086	11,322,762
Net increase in net assets resulting from operations	5,406,701	11,957,937

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,057,443	15,333,359
Shares issued to holders in reinvestment of distributions	—	688,936
Cost of shares redeemed	(6,887,672)	(7,222,512)
Redemption fees	26,242	3,722
Net increase in net assets resulting
from capital share transactions	20,196,013	8,803,505

DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders:
Institutional Class	—	(847,342)
Investor Class	—	(21,289)
Total net distributions to shareholders	—	(868,631)

TOTAL INCREASE IN NET ASSETS	25,602,714	19,892,811

NET ASSETS:
Beginning of period	57,438,201	37,545,390
End of period	$83,040,915	$57,438,201

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$22.90		$17.72	$19.16	$15.80	$14.99	$15.57
Income from
investment operations:
Net investment loss(1)	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)	(0.03)
Net realized and unrealized
gains (losses) on investments	1.05		6.44	(0.30)	4.28	0.83	(0.53)
Total from
investment operations	1.02		6.42	(0.33)	4.25	0.81	(0.56)
Less distributions:
Distributions from
net realized gains	—		(1.24)	(1.11)	(0.89)	—	(0.02)
Total distributions	—		(1.24)	(1.11)	(0.89)	—	(0.02)
Net asset value, end of period	$23.92		$22.90	$17.72	$19.16	$15.80	$14.99
Total return	4.45	%(2)	36.31%	(1.61)%	26.88%	5.40%	(3.59)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,707.6		$1,825.8	$1,337.4	$1,279.6	$1,105.1	$1,035.0
Ratio of expenses to
average net assets	0.81	%(3)	0.82%	0.81%	0.83%	0.82%	0.80%
Ratio of expenses to
average net assets
(before waivers)	0.81	%(3)	0.82%	0.81%	0.83%	0.82%	0.80%
Ratio of net investment
loss to average net assets	(0.27	)%(3)	(0.07)%	(0.15)%	(0.17)%	(0.14)%	(0.18)%
Ratio of net investment loss
to average net assets
(before waivers)	(0.27	)%(3)	(0.07)%	(0.15)%	(0.17)%	(0.14)%	(0.18)%
Portfolio turnover rate(4)	33	%(2)	43%	38%	45%	57%	53%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$21.53		$16.76	$18.23	$15.10	$14.36	$14.96
Income from
investment operations:
Net investment loss(1)	(0.05)		(0.07)	(0.08)	(0.07)	(0.06)	(0.06)
Net realized and unrealized
gains (losses) on investments	0.97		6.08	(0.28)	4.09	0.80	(0.52)
Total from
investment operations	0.92		6.01	(0.36)	4.02	0.74	(0.58)
Less distributions:
Distributions from
net realized gains	—		(1.24)	(1.11)	(0.89)	—	(0.02)
Total distributions	—		(1.24)	(1.11)	(0.89)	—	(0.02)
Net asset value, end of period	$22.45		$21.53	$16.76	$18.23	$15.10	$14.36
Total return	4.27	%(2)	35.94%	(1.86)%	26.61%	5.08%	(3.80)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$165.8		$148.3	$95.5	$111.4	$137.2	$184.1
Ratio of expenses to
average net assets	1.06	%(3)	1.07%	1.06%	1.08%	1.07%	1.05%
Ratio of expenses to
average net assets
(before waivers)	1.06	%(3)	1.07%	1.06%	1.08%	1.07%	1.05%
Ratio of net investment
loss to average net assets	(0.52	)%(3)	(0.32)%	(0.40)%	(0.42)%	(0.39)%	(0.43)%
Ratio of net investment loss
to average net assets
(before waivers)	(0.52	)%(3)	(0.32)%	(0.40)%	(0.42)%	(0.39)%	(0.43)%
Portfolio turnover rate(4)	33	%(2)	43%	38%	45%	57%	53%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Institutional Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2020		December 31,	December 31,
	(Unaudited)		2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$12.26		$8.95	$10.00
Income from investment operations:
Net investment loss(2)	(0.02)		(0.03)	(0.00	)(3)
Net realized and unrealized
gains (losses) on investments	1.09		3.34	(1.05)
Total from investment operations	1.07		3.31	(1.05)
Net asset value, end of period	$13.33		$12.26	$8.95
Total return	8.73	%(4)	36.98%	(10.50	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$27.1		$18.3	$7.3
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.85	%(5)
Ratio of expenses to average
net assets (before waivers)	1.70	%(5)	2.10%	3.88	%(5)
Ratio of net investment loss
to average net assets	(0.37	)%(5)	(0.25)%	(0.03	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(1.22	)%(5)	(1.50)%	(3.06	)%(5)
Portfolio turnover rate(6)	34	%(4)	60%	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Growth Fund – Investor Class

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2020		December 31,	December 31,
	(Unaudited)		2019	2018(1)
Per Share Data:
Net asset value, beginning of period	$12.21		$8.94	$10.00
Income from investment operations:
Net investment loss(2)	(0.04)		(0.06)	(0.00	)(3)
Net realized and unrealized
gains (losses) on investments	1.10		3.33	(1.06)
Total from investment operations	1.06		3.27	(1.06)
Net asset value, end of period	$13.27		$12.21	$8.94
Total return	8.59	%(4)	36.69%	(10.60	)%(4)
Supplemental data and ratios:
Net assets, end of period (thousands)	$416.9		$287.3	$8.9
Ratio of expenses to average net assets	1.10	%(5)	1.10%	1.10	%(5)
Ratio of expenses to average
net assets (before waivers)	1.95	%(5)	2.35%	4.13	%(5)
Ratio of net investment loss
to average net assets	(0.62	)%(5)	(0.50)%	(0.28	)%(5)
Ratio of net investment loss
to average net assets (before waivers)	(1.47	)%(5)	(1.75)%	(3.31	)%(5)
Portfolio turnover rate(6)	34	%(4)	60%	9	%(4)

(1)	Inception was close of business on October 31, 2018.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

	Six Months
	Ended								Period Ended
	June 30, 2020		Year Ended December 31,						December 31,
	(Unaudited)		2019	2018		2017		2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$12.32		$10.51	$12.43		$10.29		$9.52	$10.00
Income from
investment operations:
Net investment income(2)	0.06		0.12	0.04		0.07		0.13	0.02
Net realized and unrealized
gains (losses) on investments	(2.33)		1.80	(1.92)		2.14		0.72	(0.49)
Total from
investment operations	(2.27)		1.92	(1.88)		2.21		0.85	(0.47)
Less distributions:
Distributions from
net investment income	—		(0.11)	(0.04)		(0.07)		(0.08)	(0.01)
Distributions from
net realized gains	—		—	(0.00	)(3)	(0.00	)(3)	—	—
Total distributions	—		(0.11)	(0.04)		(0.07)		(0.08)	(0.01)
Net asset value, end of period	$10.05		$12.32	$10.51		$12.43		$10.29	$9.52
Total return	(18.43	)%(4)	18.23%	(15.11)%		21.48%		8.91%	(4.66	)%(4)
Supplemental data and ratios:
Net assets,
end of period (millions)	$19.7		$24.3	$17.1		$16.9		$11.9	$4.7
Ratio of expenses to
average net assets	0.85	%(5)	0.85%	0.94	%(6)	0.95%		0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.61	%(5)	1.59%	1.75%		1.91%		2.86%	6.88	%(5)
Ratio of net investment
income to average net assets	1.12	%(5)	1.04%	0.34%		0.62%		1.35%	1.96	%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.36	%(5)	0.30%	(0.47)%		(0.34)%		(0.56)%	(3.97	)%(5)
Portfolio turnover rate(7)	42	%(4)	37%	34%		60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.85%. Prior to December 1, 2018, the expense cap was 0.95%
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Investor Class

	Six Months
	Ended								Period Ended
	June 30, 2020		Year Ended December 31,						December 31,
	(Unaudited)		2019	2018		2017		2016	2015(1)
Per Share Data:
Net asset value,
beginning of period	$12.27		$10.48	$12.40		$10.28		$9.52	$10.00
Income from
investment operations:
Net investment income(2)	0.05		0.09	0.01		0.04		0.11	0.01
Net realized and unrealized
gains (losses) on investments	(2.32)		1.78	(1.90)		2.13		0.71	(0.48)
Total from
investment operations	(2.27)		1.87	(1.89)		2.17		0.82	(0.47)
Less distributions:
Distributions from
net investment income	—		(0.08)	(0.03)		(0.05)		(0.06)	(0.01)
Distributions from
net realized gains	—		—	(0.00	)(3)	(0.00	)(3)	—	—
Total distributions	—		(0.08)	(0.03)		(0.05)		(0.06)	(0.01)
Net asset value, end of period	$10.00		$12.27	$10.48		$12.40		$10.28	$9.52
Total return	(18.50	)%(4)	17.86%	(15.25)%		21.08%		8.64%	(4.67	)%(4)
Supplemental data and ratios:
Net assets,
end of period (thousands)	$495.9		$560.4	$341.5		$86.1		$53.2	$19.0
Ratio of expenses to
average net assets	1.10	%(5)	1.10%	1.19	%(6)	1.20%		1.20%	1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.86	%(5)	1.84%	2.00%		2.16%		3.11%	7.13	%(5)
Ratio of net investment
income to average net assets	0.87	%(5)	0.79%	0.09%		0.37%		1.10%	1.71	%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.11	%(5)	0.05%	(0.72)%		(0.59)%		(0.81)%	(4.22	)%(5)
Portfolio turnover rate(7)	42	%(4)	37%	34%		60%		38%	15	%(4)

(1)	Inception was close of business on November 30, 2015.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.10%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018		2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$15.96		$13.58	$16.99		$14.83	$13.03	$13.82
Income from
investment operations:
Net investment income(1)	0.03		0.13	0.05		0.09	0.21	0.11
Net realized and unrealized
gains (losses) on investments	(2.89)		2.36	(2.85)		2.59	1.76	(0.82)
Total from
investment operations	(2.86)		2.49	(2.80)		2.68	1.97	(0.71)
Less distributions:
Distributions from
net investment income	—		(0.11)	(0.06)		(0.09)	(0.17)	(0.08)
Distributions from
net realized gains	—		—	(0.55)		(0.43)	—	—
Total distributions	—		(0.11)	(0.61)		(0.52)	(0.17)	(0.08)
Net asset value, end of period	$13.10		$15.96	$13.58		$16.99	$14.83	$13.03
Total return	(17.97	)%(2)	18.40%	(16.45)%		18.05%	15.11%	(5.11)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$23.4		$33.0	$28.8		$33.6	$28.2	$23.1
Ratio of expenses to
average net assets	0.95	%(3)	0.95%	1.00	%(4)	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.55	%(3)	1.44%	1.38%		1.35%	1.43%	1.51%
Ratio of net investment
income to average net assets	0.45	%(3)	0.87%	0.29%		0.61%	1.58%	0.79%
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.15	)%(3)	0.38%	(0.09)%		0.26%	1.15%	0.28%
Portfolio turnover rate(5)	24	%(2)	55%	36%		30%	49%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.95%. Prior to December 1, 2018, the expense cap was 1.00%.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months
	Ended
	June 30, 2020		Year Ended December 31,
	(Unaudited)		2019	2018		2017	2016	2015
Per Share Data:
Net asset value,
beginning of period	$15.97		$13.58	$16.97		$14.81	$12.99	$13.78
Income from
investment operations:
Net investment income(1)	0.01		0.09	0.01		0.06	0.18	0.07
Net realized and unrealized
gains (losses) on investments	(2.89)		2.37	(2.85)		2.58	1.75	(0.81)
Total from
investment operations	(2.88)		2.46	(2.84)		2.64	1.93	(0.74)
Less distributions:
Distributions from
net investment income	—		(0.07)	—		(0.05)	(0.11)	(0.05)
Distributions from
net realized gains	—		—	(0.55)		(0.43)	—	—
Total distributions	—		(0.07)	(0.55)		(0.48)	(0.11)	(0.05)
Net asset value, end of period	$13.09		$15.97	$13.58		$16.97	$14.81	$12.99
Total return	(18.09	)%(2)	18.19%	(16.71)%		17.78%	14.84%	(5.37)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$0.6		$0.9	$0.8		$2.6	$2.6	$2.0
Ratio of expenses to
average net assets	1.20	%(3)	1.20%	1.25	%(4)	1.25%	1.25%	1.25%
Ratio of expenses to average
net assets (before waivers)	1.80	%(3)	1.69%	1.63%		1.60%	1.68%	1.76%
Ratio of net investment
income to average net assets	0.20	%(3)	0.62%	0.04%		0.36%	1.33%	0.54%
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.40	)%(3)	0.13%	(0.34)%		0.01%	0.90%	0.03%
Portfolio turnover rate(5)	24	%(2)	55%	36%		30%	49%	42%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.20%. Prior to December 1, 2018, the expense cap was 1.25%.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	Six Months
	Ended						Period Ended
	June 30, 2020		Year Ended December 31,				December 31,
	(Unaudited)		2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$12.62		$10.17	$12.59		$9.57	$10.00
Income from investment operations:
Net investment income(2)	0.03		0.30	0.06		0.04	0.00	(3)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	0.56		2.42	(2.19)		3.41	(0.43)
Total from investment operations	0.59		2.72	(2.13)		3.45	(0.43)
Less distributions:
Distributions from
net investment income	—		(0.27)	(0.06)		(0.02)	—
Distributions from net realized gains	—		—	(0.23)		(0.41)	—
Total distributions	—		(0.27)	(0.29)		(0.43)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$13.21		$12.62	$10.17		$12.59	$9.57
Total return	4.68	%(4)	26.72%	(16.94)%		36.11%	(4.30	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$204.5		$172.7	$85.4		$74.2	$14.8
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	0.91	%(5)	0.96%	1.07%		1.20%	2.32	%(5)
Ratio of net investment
income to average net assets	0.57	%(5)	2.56%	0.51%		0.30%	0.06	%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.46	%(5)	2.40%	0.38%		0.05%	(1.31	)%(5)
Portfolio turnover rate(7)	18	%(4)	31%	42%		71%	73	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	Six Months
	Ended							Period Ended
	June 30, 2020		Year Ended December 31,					December 31,
	(Unaudited)		2019	2018		2017		2016(1)
Per Share Data:
Net asset value, beginning of period	$12.60		$10.15	$12.57		$9.56		$10.00
Income from investment operations:
Net investment income (loss)(2)	0.02		0.27	0.03		0.01		(0.01)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	0.55		2.41	(2.19)		3.41		(0.44)
Total from investment operations	0.57		2.68	(2.16)		3.42		(0.45)
Less distributions:
Distributions from
net investment income	—		(0.23)	(0.03)		(0.00	)(3)	—
Distributions from net realized gains	—		—	(0.23)		(0.41)		—
Total distributions	—		(0.23)	(0.26)		(0.41)		—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)	0.01
Net asset value, end of period	$13.17		$12.60	$10.15		$12.57		$9.56
Total return	4.52	%(4)	26.42%	(17.21)%		35.86%		(4.40	)%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$1.6		$1.5	$2.1		$1.6		$0.3
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.19	%(6)	1.20%		1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.16	%(5)	1.21%	1.32%		1.45%		2.58	%(5)
Ratio of net investment
income (loss) to average net assets	0.32	%(5)	2.31%	0.26%		0.05%		(0.19	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	0.21	%(5)	2.15%	0.13%		(0.20)%		(1.57	)%(5)
Portfolio turnover rate(7)	18	%(4)	31%	42%		71%		73	%(4)
(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	Six Months
	Ended						Period Ended
	June 30, 2020		Year Ended December 31,				December 31,
	(Unaudited)		2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$14.47		$11.29	$13.43		$10.09	$10.00
Income from investment operations:
Net investment income (loss)(2)	0.01		0.22	0.00	(3)	(0.04)	(0.01)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	0.91		3.18	(1.98)		3.85	0.10
Total from investment operations	0.92		3.40	(1.98)		3.81	0.09
Less distributions:
Distributions from
net investment income	—		(0.16)	(0.00	)(3)	—	—
Distributions from net realized gains	—		(0.06)	(0.16)		(0.47)	—
Total distributions	—		(0.22)	(0.16)		(0.47)	—
Paid in capital from redemption fees	0.00	(3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$15.39		$14.47	$11.29		$13.43	$10.09
Total return	6.36	%(4)	30.14%	(14.70)%		37.75%	0.90	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$80.5		$55.8	$36.8		$23.2	$7.6
Ratio of expenses to average net assets	0.80	%(5)	0.80%	0.94	%(6)	0.95%	0.95	%(5)
Ratio of expenses to average
net assets (before waivers)	1.10	%(5)	1.23%	1.34%		2.26%	3.65	%(5)
Ratio of net investment
income (loss) to average net assets	0.13	%(5)	1.64%	0.01%		(0.30)%	(0.16	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.17	)%(5)	1.21%	(0.39)%		(1.61)%	(2.86	)%(5)
Portfolio turnover rate(7)	16	%(4)	26%	38%		61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 0.80%. Prior to December 1, 2018, the expense cap was 0.95%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	Six Months
	Ended						Period Ended
	June 30, 2020		Year Ended December 31,				December 31,
	(Unaudited)		2019	2018		2017	2016(1)
Per Share Data:
Net asset value, beginning of period	$14.36		$11.22	$13.37		$10.08	$10.00
Income from investment operations:
Net investment income (loss)(2)	(0.01)		0.19	(0.03)		(0.07)	(0.03)
Net realized and unrealized
gains (losses) on investments
and foreign currency translation	0.91		3.15	(1.96)		3.83	0.11
Total from investment operations	0.90		3.34	(1.99)		3.76	0.08
Less distributions:
Distributions from
net investment income	—		(0.14)	—		—	—
Distributions from net realized gains	—		(0.06)	(0.16)		(0.47)	—
Total distributions	—		(0.20)	(0.16)		(0.47)	—
Paid in capital from redemption fees	0.04		0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$15.30		$14.36	$11.22		$13.37	$10.08
Total return	6.55	%(4)	29.73%	(14.86)%		37.29%	0.80	%(4)
Supplemental data and ratios:
Net assets, end of period (millions)	$2.5		$1.6	$0.7		$0.7	$0.2
Ratio of expenses to average net assets	1.05	%(5)	1.05%	1.19	%(6)	1.20%	1.20	%(5)
Ratio of expenses to average
net assets (before waivers)	1.35	%(5)	1.48%	1.59%		2.51%	3.90	%(5)
Ratio of net investment
income (loss) to average net assets	(0.12	)%(5)	1.39%	(0.24)%		(0.55)%	(0.41	)%(5)
Ratio of net investment
income (loss) to average
net assets (before waivers)	(0.42	)%(5)	0.96%	(0.64)%		(1.86)%	(3.11	)%(5)
Portfolio turnover rate(7)	16	%(4)	26%	38%		61%	69	%(4)

(1)	Inception was close of business on April 15, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 1, 2018, the expense cap decreased to 1.05%. Prior to December 1, 2018, the expense cap was 1.20%.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

1.	Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000, as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird MidCap Fund, the Baird Small/Mid Cap Growth Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), six of the sixteen active funds in the series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).  The Funds are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following table presents the class-specific inception dates for each of the Funds:

Inception Date
Fund	Institutional Class	Investor Class
Baird MidCap Fund	December 29, 2000	December 29, 2000
Baird Small/Mid Cap Growth Fund	October 31, 2018	October 31, 2018
Baird Small/Mid Cap Value Fund	November 30, 2015	November 30, 2015
Baird SmallCap Value Fund	May 1, 2012	May 1, 2012
Chautauqua International Growth Fund	April 15, 2016	April 15, 2016
Chautauqua Global Growth Fund	April 15, 2016	April 15, 2016

Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 7.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Growth Fund seeks long-term growth of capital through investments in equity securities of small- and mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio of common stocks of companies with small-to-medium market capitalizations.

The Baird SmallCap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio of common stocks of companies with small market capitalizations.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. companies with medium to large market capitalizations.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. On June 30, 2020, entities affiliated with the Advisor held 62% of the Baird Small/Mid Cap Growth Fund, 56% of the Baird Small/Mid Cap Value Fund, 57% of the Baird SmallCap Value Fund, and 38% of the Chautauqua Global Growth Fund. These shareholders included the Baird Foundation.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)
a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the U.S. Securities and Exchange Commission (the “SEC”) require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service does not provide a price), the Board of Directors (the “Board”) of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. ET).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and ask price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the security, the security is priced at fair value as described below.  Investments in mutual funds, including money market funds, are valued at their stated net asset value (“NAV”). Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board.  In accordance with such procedures, the Advisor may, under certain circumstances, use alternative valuation methodologies, or it may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account factors deemed relevant by the valuation committee and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. The prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds calculate their NAVs. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)
b)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

c)
Foreign Currency Translation – Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held nor currency gains or losses realized between the trade and settlement dates on securities transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the six months ended June 30, 2020, or for any other tax years which are open for exam.  As of June 30, 2020, open tax years include the tax years ended December 31, 2016 through 2019.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

e)
Shareholder Transactions and Distributions – Shareholder transactions are recorded on trade date. Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  All distributions to shareholders are recorded on the ex-dividend date.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.  GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

f)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their respective assets or are divided equally amongst the Funds.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

2.	Significant Accounting Policies (cont.)
g)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions using the identified cost basis.  For financial reporting purposes, investment transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been accounted for in accordance with the Funds’ interpretation of applicable tax laws of the countries in which they invest.  Distributions received from underlying investments in real estate investment trusts (“REITs”) may be classified as dividends, capital gains or return of capital.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Other Matters – The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird MidCap Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	10,706,107	$226,798,937	28,582,666	$617,683,654
Shares issued to shareholders
in reinvestment of distributions	—	—	3,751,830	85,204,069
Shares redeemed	(19,068,677)	(417,265,571)	(28,056,428)	(626,508,980)
Net increase (decrease)	(8,362,570)	$(190,466,634)	4,278,068	$76,378,743
Shares Outstanding:
Beginning of period	79,737,647		75,459,579
End of period	71,375,077		79,737,647

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird MidCap Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,778,343	$34,927,196	2,001,794	$41,249,843
Shares issued to shareholders
in reinvestment of distributions	—	—	346,621	7,400,350
Shares redeemed	(1,282,836)	(24,290,070)	(1,156,037)	(24,035,320)
Net increase	495,507	$10,637,126	1,192,378	$24,614,873
Shares Outstanding:
Beginning of period	6,889,569		5,697,191
End of period	7,385,076		6,889,569
Total net increase (decrease)		$(179,829,508)		$100,993,616

Baird Small/Mid Cap Growth Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	692,693	$8,355,620	857,808	$9,686,310
Shares redeemed	(149,055)	(1,704,136)	(179,809)	(2,102,209)
Net increase	543,638	$6,651,484	677,999	$7,584,101
Shares Outstanding:
Beginning of period	1,491,956		813,957
End of period	2,035,594		1,491,956

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,146	$130,750	22,746	$255,577
Shares redeemed	(3,246)	(38,482)	(225)	(2,646)
Net increase	7,900	$92,268	22,521	$252,931
Shares Outstanding:
Beginning of period	23,521		1,000
End of period	31,421		23,521
Total net increase		$6,743,752		$7,837,032

Baird Small/Mid Cap Value Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	298,693	$3,132,331	513,710	$6,004,940
Shares issued to shareholders
in reinvestment of distributions	—	—	13,395	164,491
Shares redeemed	(312,213)	(3,355,569)	(175,075)	(2,077,538)
Net increase (decrease)	(13,520)	$(223,238)	352,030	$4,091,893
Shares Outstanding:
Beginning of period	1,974,781		1,622,751
End of period	1,961,261		1,974,781

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Baird Small/Mid Cap Value Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,111	$53,354	14,425	$166,971
Shares issued to shareholders
in reinvestment of distributions	—	—	263	3,216
Shares redeemed	(1,202)	(13,507)	(1,618)	(19,542)
Net increase	3,909	$39,847	13,070	$150,645
Shares Outstanding:
Beginning of period	45,657		32,587
End of period	49,566		45,657
Total net increase (decrease)		$(183,391)		$4,242,538

Baird SmallCap Value Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	123,364	$1,733,473	265,753	$4,013,663
Shares issued to shareholders
in reinvestment of distributions	—	—	11,374	181,421
Shares redeemed	(404,691)	(5,545,965)	(330,733)	(5,030,908)
Net decrease	(281,327)	$(3,812,492)	(53,606)	$(835,824)
Shares Outstanding:
Beginning of period	2,064,404		2,118,010
End of period	1,783,077		2,064,404

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,312	$115,019	5,551	$84,039
Shares issued to shareholders
in reinvestment of distributions	—	—	178	2,846
Shares redeemed	(18,178)	(241,850)	(6,225)	(93,837)
Net decrease	(10,866)	$(126,831)	(496)	$(6,952)
Shares Outstanding:
Beginning of period	55,355		55,851
End of period	44,489		55,355
Total net decrease		$(3,939,323)		$(842,776)

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Chautauqua International Growth Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,037,706	$35,086,801	6,564,998 (1)	$76,704,816 (1)
Shares issued to shareholders
in reinvestment of distributions	—	—	227,632	2,881,816
Shares redeemed	(1,237,680)	(14,136,385)	(1,503,822)	(17,898,951)
Redemption fees	—	11,658	—	32,968
Net increase	1,800,026	$20,962,074	5,288,808	$61,720,649
Shares Outstanding:
Beginning of period	13,684,014		8,395,206
End of period	15,484,040		13,684,014

	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	9,766	$120,754	30,595	$368,522
Shares issued to shareholders
in reinvestment of distributions	—	—	1,577	19,935
Shares redeemed	(9,642)	(106,992)	(124,988)	(1,465,249)
Redemption fees	—	275	—	5
Net increase (decrease)	124	$14,037	(92,816)	$(1,076,787)
Shares Outstanding:
Beginning of period	118,654		211,470
End of period	118,778		118,654
Total net increase		$20,976,111		$60,643,862

(1)	Includes purchase in-kind transactions. See additional information contained in this Note.

Chautauqua Global Growth Fund
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,843,428	$25,804,684	1,067,813	$14,402,805
Shares issued to shareholders
in reinvestment of distributions	—	—	45,894	667,696
Shares redeemed	(469,896)	(6,443,443)	(516,819)	(6,920,288)
Redemption fees	—	21,293	—	3,644
Net increase	1,373,532	$19,382,534	596,888	$8,153,857
Shares Outstanding:
Beginning of period	3,858,531		3,261,643
End of period	5,232,063		3,858,531

Notes to the Financial Statements
June 30, 2020 (Unaudited)

3.	Capital Share Transactions (cont.)
Chautauqua Global Growth Fund (cont.)
	Six Months Ended		Year Ended
	June 30, 2020		December 31, 2019
Investor Class Shares	Shares	Amount	Shares	Amount
Shares sold	86,400	$1,252,759	68,911	$930,554
Shares issued to shareholders
in reinvestment of distributions	—	—	1,472	21,240
Shares redeemed	(34,023)	(444,229)	(22,141)	(302,224)
Redemption fees	—	4,949	—	78
Net increase	52,377	$813,479	48,242	$649,648
Shares Outstanding:
Beginning of period	111,878		63,636
End of period	164,255		111,878
Total net increase		$20,196,013		$8,803,505

During the year ended December 31, 2019, Chautauqua International Growth Fund satisfied a purchase in-kind request made by a large institutional shareholder by transferring cash and securities into the Fund. The transfer was effected in accordance with policies and procedures approved by the Board. Consideration received and shares sold were as follows:

Year Ended December 31, 2019
		Value of Cash and	Shares
Fund	Effective Date	Securities Received	Sold
Chautauqua International Growth
Fund – Institutional Class	February 28, 2019	$26,869,633	2,367,369
Total		$26,869,633

4.	Investment Transactions and Income Tax Information
During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird	Baird	Chautauqua	Chautauqua
	MidCap	Small/Mid Cap	Small/Mid Cap	SmallCap	International	Global Growth
	Fund	Growth Fund	Value Fund	Value Fund	Growth Fund	Fund
Purchases:	$590,305,292	$13,859,718	$8,292,663	$ 6,178,945	$59,435,058	$30,875,414
Sales:	$895,111,731	$ 7,117,179	$8,857,662	$10,352,747	$31,212,914	$10,073,516

The Funds did not purchase or sell U.S. Government securities during the six months ended June 30, 2020.

As of December 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Baird	Baird	Baird
	MidCap	Small/Mid Cap	Small/Mid Cap
	Fund	Growth Fund	Value Fund
Cost of investments	$1,422,125,460	$14,916,375	$21,247,853
Gross unrealized appreciation	716,351,818	3,057,523	4,247,424
Gross unrealized depreciation	(27,384,098)	(323,297)	(655,314)
Net unrealized appreciation	688,967,720	2,734,226	3,592,110
Undistributed ordinary income	—	—	14,339
Undistributed long-term capital gains	5,554,268	23,711	—
Distributable earnings	5,554,268	23,711	14,339
Other accumulated losses	(2,873,939)	—	(410,836)
Total distributable earnings	$691,648,049	$2,757,937	$3,195,613

Notes to the Financial Statements
June 30, 2020 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Cost of investments	$27,324,147	$151,026,844	$49,495,266
Gross unrealized appreciation	7,270,234	31,394,411	10,528,062
Gross unrealized depreciation	(732,835)	(7,055,527)	(3,268,837)
Net unrealized appreciation	6,537,399	24,338,884	7,259,225
Undistributed ordinary income	49,379	49,848	179,837
Undistributed long-term capital gains	1,547,362	—	—
Distributable earnings	1,596,741	49,848	179,837
Other accumulated losses	—	(6,641,894)	(265,154)
Total distributable earnings	$8,134,140	$17,746,838	$7,173,908

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for equalization accounting for tax purposes, the disallowance of a net operating loss, redesignation of dividends, capital gain distributions received from underlying REIT securities, and the reclassification of foreign currency gains and losses.  These reclassifications have no effect on net assets or net asset value per share.

Distributions to Shareholders

Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

During the six months ended June 30, 2020, the Funds did not pay any distributions. During the year ended December 31, 2019, the Funds paid the following distributions:

	Year Ended December 31, 2019
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Baird MidCap Fund	$4,716,248	$111,977,504	$116,693,752
Baird Small/Mid Cap Value Fund	211,978	—	211,978
Baird SmallCap Value Fund	227,402	—	227,402
Chautauqua International Growth Fund	3,658,929	—	3,658,929
Chautauqua Global Growth Fund	843,708	24,923	868,631

The Funds in the table above designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2019.

At December 31, 2019, the following Fund deferred, on a tax basis, post-October capital losses:

Fund	Loss Deferral
Baird MidCap Fund	$2,873,939

Notes to the Financial Statements
June 30, 2020 (Unaudited)

4.	Investment Transactions and Income Tax Information (cont.)
At December 31, 2019, accumulated net realized capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Baird Small/Mid Cap Value Fund	$410,836	$—	Indefinite	N/A
Chautauqua International Growth Fund	—	6,641,138	N/A	Indefinite
Chautauqua Global Growth Fund	—	270,938	N/A	Indefinite

5.	Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rates as follows:

Fund	Investment Advisory Fees
Baird MidCap Fund	0.75%
Baird Small/Mid Cap Growth Fund	0.75%
Baird Small/Mid Cap Value Fund	0.75%
Baird SmallCap Value Fund	0.85%
Chautauqua International Growth Fund	0.75%
Chautauqua Global Growth Fund	0.75%

The Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses, to the extent necessary to ensure that total operating expenses, including interest expense and the fees and expenses incurred by the Funds in connection with the Funds’ investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of the Fund’s average daily net assets), but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed the following annual percentages of the average daily net assets attributable to the Funds’ Institutional Class and Investor Class shares:

	Institutional	Investor
Fund	Class	Class
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Growth Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.85%	1.10%
Baird SmallCap Value Fund	0.95%	1.20%
Chautauqua International Growth Fund	0.80%	1.05%
Chautauqua Global Growth Fund	0.80%	1.05%

The Expense Cap/Reimbursement Agreement is in effect through at least April 30, 2021.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months
	Ended	Fiscal Year Ended December 31,
Subject to Recovery on or before:	June 30, 2020	2019	2018		2017
Fund	2023	2022	2021		2020
Baird Small/Mid Cap Growth Fund	$91,319	$160,643	$32,277	(a)	N/A
Baird Small/Mid Cap Value Fund	79,901	164,099	151,826		$66,138
Baird SmallCap Value Fund	79,297	160,963	135,562		58,731
Chautauqua International Growth Fund	97,180	230,596	116,439		74,853
Chautauqua Global Growth Fund	98,603	206,779	155,834		85,936

(a)	For the period from close of business on October 31, 2018 (inception date) through December 31, 2018.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

5.	Investment Advisory and Other Agreements (cont.)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the six months ended June 30, 2020 for the Funds.

Certain officers and employees of the Advisor are also officers of the Funds.

6.	Line of Credit
The Corporation maintains an uncommitted line of credit (“LOC”) with U.S. Bank to provide the sixteen Funds comprising the Corporation a temporary liquidity source to meet unanticipated redemptions. The LOC is unsecured at all times and is subject to certain restrictions and covenants. Under the terms of the LOC, borrowings for each Fund are limited to one third of the total eligible net assets (including the amount borrowed) of the respective Fund, or $600,000,000 of total borrowings for the Funds comprising the Corporation, whichever is less. U.S. Bank charges interest at the U.S. Prime Rate less 2%, but in no event less than a net rate of 1% per annum. As of June 30, 2020, the Prime Rate was 3.25%. The LOC matures on May 24, 2021, unless renewed. The Corporation has authorized U.S. Bank to charge any of the accounts of the borrowing Fund subject to the agreement for any missed payments.

During the six months ended June 30, 2020, the Funds borrowed from the LOC as follows:

	Amount	Interest Charges	Borrowing
Fund	Borrowed	Accrued	Rate
Baird MidCap Fund	$196,669,000	$30,545	2.75%
Baird Small/Mid Cap Growth Fund	23,000	2	2.75%

No other borrowings occurred during the six months ended June 30, 2020 nor were any other borrowings outstanding under the LOC as of June 30, 2020.

7.	Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.

For the six months ended June 30, 2020, the Funds incurred fees pursuant to the Plan as follows:

Baird MidCap Fund	$185,629
Baird Small/Mid Cap Growth Fund	436
Baird Small/Mid Cap Value Fund	608
Baird SmallCap Value Fund	904
Chautauqua International Growth Fund	1,797
Chautauqua Global Growth Fund	2,384

8.	Redemption Fees
A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Notes to the Financial Statements
June 30, 2020 (Unaudited)

8.	Redemption Fees (cont.)
For the six months ended June 30, 2020, the Funds charged redemption fees as follows:

Chautauqua International Growth Fund	$11,933
Chautauqua Global Growth Fund	$26,242

The Baird MidCap Fund, Baird Small/Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

9.	Subsequent Events
In preparing these financial statements, management has evaluated events after June 30, 2020.  There were no subsequent events since June 30, 2020, through the date the financial statements were issued that would warrant adjustment to or additional disclosure in these financial statements.

Statement Regarding Liquidity Risk
Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Rule”), Baird Funds, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for each series of the Company (each a “Fund” and collectively, the “Funds”) and to protect Fund shareholders from dilution of their interests. The Board of Directors (the “Board”) of the Company has appointed Robert W. Baird & Co. Incorporated (“Baird”), the Funds’ investment adviser, as the administrator of the Program. Baird has further delegated administration of the Program to its Liquidity Risk Management Committee (the “Committee”), consisting of officers of the Funds and senior portfolio managers and the chief risk officer of Baird. The Program requires the Committee to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of each Fund’s highly liquid investment minimum (“HLIM”), if applicable, and any material changes to the Program.

On February 19, 2020, the Board reviewed the Committee’s annual written report (the “Report”) for the period June 1, 2019 to December 31, 2019 (the “review period”). The Report provided a summary of the Committee’s assessment of each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Committee’s assessment considered each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions using certain factors required by the Rule and the Program, to the extent deemed appropriate by the Committee. The Report stated that the Funds have retained ICE Data Services (“ICE”), a third party vendor, to provide a liquidity risk classification specified by the Rule (highly liquid, moderately liquid, less liquid or illiquid) for each portfolio investment held by the Funds, except with respect to any investments that are unclassified by ICE or that are classified by ICE but challenged by Baird, for which classifications are provided by the Committee.  The Report also noted that each Fund primarily held investments that were classified as highly liquid during the review period and that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments. Thus, the Committee concluded in the Report that each Fund is considered a “primarily highly liquid fund” (as defined in the Rule and Program) and each Fund can therefore rely on the exclusion in the Rule from the requirements to establish an HLIM and to adopt policies and procedures for responding to a HLIM shortfall.  The Report further noted that none of the Funds exceeded the 15% limitation on illiquid investments during the review period and the Company has established procedures to file the Funds’ Forms N-PORT on a timely basis. The Report stated that, while certain clarifying changes had been made to the Program document, no material changes had been made to the Program since the Board’s last approval of the Program.

The Report noted no significant liquidity events or risks impacting any of the Funds. The Committee concluded in the Report that the Program is adequately designed, has been effectively implemented and is operating effectively to manage the liquidity risk of each Fund.

Additional Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, by accessing the Funds’ website at www.bairdfunds.com or by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ filings on Part F of Form N-PORT are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT reports may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
John W. Feldt
Darren R. Jackson
Cory L. Nettles
Marlyn J. Spear (Chair)
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird MidCap Fund, Baird Small/ Mid Cap Growth Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund are included as part of the report to shareholders filed under Item 1.  The Summary Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund,  Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund are included as part of the report to shareholders filed under Item 1. The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Strategic Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, Baird Core Intermediate Municipal Bond Fund, and Baird Municipal Bond Fund are listed below.

Baird Ultra Short Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 09/15/2020	$16,000,000	$16,039,448
1.625%, 10/15/2020	40,000,000	40,166,074
2.625%, 11/15/2020	20,000,000	20,179,688
1.875%, 12/15/2020	132,000,000	133,020,938
2.000%, 01/15/2021	75,000,000	75,732,422
2.250%, 02/15/2021	15,000,000	15,193,359
2.375%, 03/15/2021	45,000,000	45,694,336
2.625%, 05/15/2021	190,000,000	194,037,500
Total U.S. Treasury Securities (Cost $537,860,002)		540,063,765	21.0%

Other Government Related Security
Industrial Bank of Korea,
1.156%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	3,994,800
Total Other Government Related Security (Cost $4,000,000)		3,994,800	0.1%

Corporate Bonds
Industrials
AbbVie, Inc.,
0.724%, 05/21/2021 (3 Month LIBOR USD + 0.350%) (2)(3)	6,525,000	6,528,967
Anglo American Capital PLC,
4.125%, 04/15/2021 (1)(2)	14,000,000	14,236,053
AT&T, Inc.:
2.169%, 07/15/2021 (3 Month LIBOR USD + 0.950%) (3)	3,000,000	3,024,450
1.498%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	6,011,874
AutoNation, Inc.,
3.350%, 01/15/2021	1,403,000	1,409,091
BAE Systems Holdings, Inc.,
2.850%, 12/15/2020 (2)	12,660,000	12,742,742
Bayer US Finance II LLC:
0.927%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	2,996,482
3.500%, 06/25/2021 (2)	7,110,000	7,288,726
2.750%, 07/15/2021 (2)	1,184,000	1,204,414
Becton Dickinson and Co.:
3.250%, 11/12/2020	1,025,000	1,033,144
1.181%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	8,224,000	8,224,531
BMW US Capital LLC,
3.100%, 04/12/2021 (2)	2,671,000	2,714,311
Broadcom, Inc.,
3.125%, 04/15/2021 (2)	16,222,000	16,489,277
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	13,473,000	13,600,338
Campbell Soup Co.,
0.943%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,279,343
Cigna Corp.,
0.949%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,090
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	2,400,000	2,403,457
CNH Industrial Capital LLC,
4.375%, 11/06/2020	11,550,000	11,652,313
Colonial Pipeline Co.,
3.500%, 10/15/2020 (2)	3,000,000	3,004,071
Conagra Brands, Inc.:
0.768%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	6,224,000	6,227,456
3.800%, 10/22/2021	10,000,000	10,392,358
CRH America, Inc.,
5.750%, 01/15/2021	4,855,000	4,957,641
CVS Health Corp.,
1.033%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	7,485,000	7,513,443
Daimler Finance North America LLC:
0.808%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,484,715
3.000%, 02/22/2021 (2)	2,800,000	2,833,667
3.350%, 05/04/2021 (2)	3,535,000	3,600,310
1.238%, 02/22/2022 (3 Month LIBOR USD + 0.880%) (2)(3)	3,150,000	3,117,583
Delta Air Lines, Inc.,
2.600%, 12/04/2020	3,515,000	3,457,312
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021 (2)	16,300,000	16,755,575
DR Horton, Inc.,
2.550%, 12/01/2020	1,775,000	1,787,678
DuPont de Nemours, Inc.:
1.102%, 11/15/2020 (3 Month LIBOR USD + 0.710%) (3)	7,411,000	7,422,901
3.766%, 11/15/2020	5,000,000	5,056,997
Energy Transfer Partners LP,
4.650%, 06/01/2021	4,041,000	4,126,939
Eni SpA,
4.150%, 10/01/2020 (1)(2)	10,748,000	10,792,229
Enterprise Products Operating LLC:
5.200%, 09/01/2020	3,860,000	3,889,219
2.850%, 04/15/2021	5,701,000	5,791,165
Equifax, Inc.,
1.262%, 08/15/2021 (3 Month LIBOR USD + 0.870%) (3)	6,420,000	6,410,662
ERAC USA Finance LLC,
5.250%, 10/01/2020 (2)	2,547,000	2,569,384
Family Dollar Stores, Inc.,
5.000%, 02/01/2021	905,000	920,121
Florida Gas Transmission Co. LLC,
5.450%, 07/15/2020 (2)	4,210,000	4,216,254
Ford Motor Credit Co. LLC:
5.085%, 01/07/2021	350,000	349,668
5.750%, 02/01/2021	5,200,000	5,219,760
3.336%, 03/18/2021	1,700,000	1,682,507
Fortive Corp.,
2.350%, 06/15/2021	19,400,000	19,644,600
Fresenius Medical Care US Finance II, Inc.,
4.125%, 10/15/2020 (2)	6,367,000	6,374,728
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	8,027,000	8,254,202
Fresenius US Finance II, Inc.,
4.250%, 02/01/2021 (2)	1,250,000	1,271,916
General Mills, Inc.,
1.716%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,507,245
General Motors Co.,
1.210%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,483,500
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	4,200,000	4,206,581
4.200%, 03/01/2021	1,815,000	1,839,134
3.550%, 04/09/2021	4,155,000	4,205,165
3.200%, 07/06/2021	1,341,000	1,355,845
Global Payments, Inc.,
3.800%, 04/01/2021	12,116,000	12,335,489
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	2,672,000	2,688,780
0.998%, 03/12/2021 (3 Month LIBOR USD + 0.680%) (3)	5,000,000	4,997,171
3.500%, 10/05/2021	4,750,000	4,900,639
Hillshire Brands Co.,
4.100%, 09/15/2020	2,525,000	2,535,541
Hyundai Capital America:
3.000%, 10/30/2020 (2)	630,000	632,882
3.450%, 03/12/2021 (2)	1,905,000	1,927,265
3.750%, 07/08/2021 (2)	7,935,000	8,084,119
Hyundai Capital America, Inc.,
1.217%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,805,562
Ingersoll-Rand Global Holding Co. Ltd.,
2.900%, 02/21/2021	3,000,000	3,033,216
Ingredion, Inc.,
4.625%, 11/01/2020	6,025,000	6,091,924
International Business Machines Corp.,
0.834%, 05/13/2021 (3 Month LIBOR USD + 0.400%) (3)	6,400,000	6,421,838
International Flavors & Fragrances, Inc.,
3.400%, 09/25/2020	5,150,000	5,175,761
JD.com, Inc.,
3.125%, 04/29/2021 (1)	8,945,000	9,057,294
Keurig Dr Pepper, Inc.,
3.551%, 05/25/2021	3,624,000	3,724,712
Kinder Morgan Energy Partners LP,
5.800%, 03/01/2021	8,581,000	8,860,841
Kinder Morgan, Inc.:
6.500%, 09/15/2020	3,610,000	3,649,844
5.000%, 02/15/2021 (2)	3,115,000	3,181,956
Kraft Heinz Foods Co.,
2.800%, 07/02/2020	757,000	757,000
L3Harris Technologies, Inc.,
4.950%, 02/15/2021	6,856,000	6,940,427
Leidos Holdings, Inc.,
4.450%, 12/01/2020	2,000,000	1,994,250
Lennar Corp.,
2.950%, 11/29/2020	3,000,000	3,003,300
Marathon Petroleum Corp.,
5.125%, 03/01/2021	5,000,000	5,138,832
Marriott International, Inc.:
0.950%, 12/01/2020 (3 Month LIBOR USD + 0.600%) (3)	4,775,000	4,753,513
0.968%, 03/08/2021 (3 Month LIBOR USD + 0.650%) (3)	3,300,000	3,268,286
Microchip Technology, Inc.,
3.922%, 06/01/2021	18,618,000	18,980,846
Molson Coors Beverage Co.,
2.100%, 07/15/2021	9,570,000	9,687,492
MPLX LP,
1.213%, 09/09/2021 (3 Month LIBOR USD + 0.900%) (3)	11,800,000	11,706,458
Mylan NV,
3.150%, 06/15/2021 (1)	16,675,000	17,023,628
Newell Brands, Inc.,
4.700%, 08/15/2020	1,789,000	1,789,000
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	5,150,000	5,148,822
2.550%, 03/08/2021 (2)	3,000,000	2,979,063
0.936%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,613,475
NXP Semiconductors NV,
4.125%, 06/01/2021 (1)(2)	11,133,000	11,465,150
Occidental Petroleum Corp.:
4.850%, 03/15/2021	5,160,000	5,121,300
1.842%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	8,000,000	7,361,549
Orlando Health Obligated Group,
3.205%, 10/01/2021	1,000,000	1,026,052
Penske Truck Leasing Co.:
3.300%, 04/01/2021 (2)	3,000,000	3,041,458
3.650%, 07/29/2021 (2)	2,460,000	2,517,891
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,999,000	7,270,281
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 (1)	940,000	940,919
Phillips 66,
0.960%, 02/26/2021 (3 Month LIBOR USD + 0.600%) (3)	2,710,000	2,705,950
POSCO,
5.250%, 04/14/2021 (1)(2)	9,116,000	9,371,339
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	2,300,000	2,295,239
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	1,780,000	1,726,942
Ryder System, Inc.,
2.250%, 09/01/2021	1,000,000	1,013,330
Shell International Finance BV,
1.875%, 05/10/2021 (1)	10,200,000	10,308,946
Southern Natural Gas Co. LLC,
4.400%, 06/15/2021	17,228,000	17,634,014
Spirit AeroSystems, Inc.,
1.113%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	3,725,345
Sunoco Logistics Partners Operations LP,
4.400%, 04/01/2021	15,000,000	15,293,441
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	8,643,000	8,898,078
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	2,455,000	2,476,080
Textron, Inc.,
0.998%, 11/10/2020 (3 Month LIBOR USD + 0.550%) (3)	2,705,000	2,696,816
Time Warner Cable LLC:
4.125%, 02/15/2021	6,983,000	7,063,052
4.000%, 09/01/2021	3,000,000	3,079,831
TransCanada PipeLines Ltd.,
3.800%, 10/01/2020 (1)	2,000,000	2,015,870
Verizon Communications, Inc.,
1.492%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,048,720
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	13,450,000	13,506,713
Volkswagen Group of America Finance LLC:
3.875%, 11/13/2020 (2)	2,285,000	2,306,674
1.375%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	6,000,000	5,981,465
Vulcan Materials Co.,
1.000%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	9,236,000	9,186,403
Wabtec Corp.,
1.613%, 09/15/2021 (3 Month LIBOR USD + 1.300%) (3)	11,587,000	11,587,000
Williams Companies, Inc.,
4.125%, 11/15/2020	2,700,000	2,704,397
Xylem, Inc.,
4.875%, 10/01/2021	17,675,000	18,603,198
Total Industrials (Cost $678,285,844)		679,424,803	26.4%

Utilities
EDP Finance BV,
5.250%, 01/14/2021 (1)(2)	3,380,000	3,449,155
Emera US Finance LP,
2.700%, 06/15/2021	16,003,000	16,295,554
Exelon Corp.:
5.150%, 12/01/2020	1,260,000	1,269,123
2.450%, 04/15/2021	6,615,000	6,706,114
NextEra Energy Capital Holdings, Inc.,
0.921%, 08/28/2021 (3 Month LIBOR USD + .550%) (3)	2,619,000	2,619,955
PNM Resources, Inc.,
3.250%, 03/09/2021	15,929,000	16,165,824
Progress Energy, Inc.,
4.400%, 01/15/2021	1,351,000	1,366,419
UIL Holdings Corp.,
4.625%, 10/01/2020	3,000,000	3,017,047
Western Power Distribution,
5.375%, 05/01/2021 (1)(2)	9,252,000	9,476,535
Total Utilities (Cost $59,927,882)		60,365,726	2.3%

Financials
ABN AMRO Bank NV,
0.939%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,004,043
AerCap Holdings NV,
4.625%, 10/30/2020 (1)	8,711,000	8,748,893
American International Group, Inc.,
3.300%, 03/01/2021	1,804,000	1,834,375
Bank of America Corp.:
1.769%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	7,000,000	7,001,621
0.946%, 10/01/2021 (3 Month LIBOR USD + 0.650%) (3)	1,965,000	1,966,527
0.947%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,002,745
Barclays Bank PLC,
5.140%, 10/14/2020 (1)	8,747,000	8,842,425
Barclays PLC,
3.250%, 01/12/2021 (1)	3,720,000	3,768,360
BBVA USA:
1.045%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,713,577
3.500%, 06/11/2021	10,714,000	10,946,881
Capital One NA,
2.950%, 07/23/2021	14,214,000	14,505,852
Citibank NA,
0.977%, 05/20/2022 (3 Month LIBOR USD + 0.600%) (3)	7,000,000	7,011,830
Citigroup, Inc.,
2.350%, 08/02/2021	1,269,000	1,293,412
Citizens Bank NA,
1.144%, 02/14/2022 (3 Month LIBOR USD + 0.720%) (3)	1,500,000	1,500,145
Citizens Financial Group, Inc.,
2.375%, 07/28/2021	4,000,000	4,050,636
Credit Agricole CIB,
0.924%, 10/03/2021 (3 Month LIBOR USD + 0.625%) (1)(3)	4,000,000	4,004,916
Credit Suisse,
3.450%, 04/16/2021 (1)	11,509,000	11,781,890
Credit Suisse Group Funding Guernsey Ltd.,
3.125%, 12/10/2020 (1)	4,520,000	4,571,786
Deutsche Bank AG:
2.281%, 07/13/2020 (3 Month LIBOR USD + 0.970%) (1)(3)	3,226,000	3,226,597
2.700%, 07/13/2020 (1)	3,195,000	3,195,671
2.950%, 08/20/2020 (1)	5,083,000	5,087,214
4.250%, 10/14/2021 (1)	5,000,000	5,130,061
Fifth Third Bank NA,
1.327%, 02/01/2022 (3 Month LIBOR USD + 0.640%) (3)	2,000,000	2,008,872
First Horizon National Corp.,
3.500%, 12/15/2020	18,219,000	18,361,179
Goldman Sachs Group, Inc.:
1.513%, 09/15/2020 (3 Month LIBOR USD + 1.200%) (3)	6,990,000	6,998,947
2.130%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,303,653
1.562%, 11/15/2021 (3 Month LIBOR USD + 1.170%) (3)	3,980,000	3,991,892
HSBC Holdings PLC:
2.020%, 05/25/2021 (3 Month LIBOR USD + 1.660%) (1)(3)	5,000,000	5,055,744
0.968%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	4,000,000	4,001,867
International Lease Finance Corp.,
8.250%, 12/15/2020	1,575,000	1,611,951
Jefferies Group LLC,
6.875%, 04/15/2021	4,055,000	4,230,685
JPMorgan Chase & Co.:
2.295%, 08/15/2021	8,021,000	8,037,764
0.918%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	3,004,637
Lloyds Bank PLC,
0.964%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,672,356
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	3,971,000	4,138,112
Macquarie Group Ltd.,
6.250%, 01/14/2021 (1)(2)	10,344,000	10,638,900
Marsh & McLennan Companies, Inc.,
1.506%, 12/29/2021 (3 Month LIBOR USD + 1.200%) (3)	7,000,000	7,003,498
Mitsubishi UFJ Financial Group, Inc.:
1.641%, 07/26/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	5,981,000	6,001,945
1.018%, 03/07/2022 (1)(4)	3,173,000	3,177,958
Mizuho Financial Group, Inc.:
1.746%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,512,942
2.632%, 04/12/2021 (1)(2)	3,600,000	3,659,243
1.311%, 02/28/2022 (3 Month LIBOR USD + 0.940%) (1)(3)	5,205,000	5,238,740
Morgan Stanley,
2.315%, 01/20/2022 (3 Month LIBOR USD + 1.180%) (3)	17,400,000	17,471,514
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	5,372,000	5,524,865
Nordea Bank AB,
4.875%, 05/13/2021 (1)(2)	16,765,000	17,329,844
PNC Bank NA,
0.743%, 12/09/2022 (3 Month LIBOR USD + 0.430%) (3)	8,000,000	8,009,110
Regions Bank:
0.934%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,499,423
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	10,680,000	10,702,278
Royal Bank of Scotland PLC,
5.625%, 08/24/2020 (1)	8,200,000	8,252,627
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 (1)	4,588,000	4,644,530
Santander UK PLC:
2.500%, 01/05/2021 (1)	2,000,000	2,020,490
3.400%, 06/01/2021 (1)	2,088,000	2,143,589
1.052%, 11/15/2021 (3 Month LIBOR USD + 0.660%) (1)(3)	2,750,000	2,764,658
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	3,500,000	3,541,817
1.510%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	5,000,000	5,006,500
2.285%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	3,000,000	2,999,160
Stifel Financial Corp.,
3.500%, 12/01/2020	13,312,000	13,377,840
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	15,000,000	15,362,250
SunTrust Banks, Inc.,
0.976%, 05/17/2022 (3 Month LIBOR USD + 0.590%) (3)	8,400,000	8,425,844
Svenska Handelsbanken AB,
0.830%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,738,227
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	1,750,000	1,774,091
Synchrony Bank,
3.650%, 05/24/2021	11,730,000	11,920,294
Toronto-Dominion Bank,
3.250%, 06/11/2021 (1)	10,000,000	10,273,285
UBS Group Funding Switzerland AG:
1.737%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	501,528
3.091%, 04/14/2021 (3 Month LIBOR USD + 1.780%) (1)(2)(3)	8,500,000	8,613,532
2.217%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	4,650,000	4,735,519
Wells Fargo & Co.,
2.016%, 07/26/2021 (3 Month LIBOR USD + 1.025%) (3)	4,975,000	5,013,351
Wells Fargo Bank NA:
1.543%, 07/23/2021 (3 Month LIBOR USD + 0.500%) (3)	3,000,000	3,010,699
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	2,000,000	2,003,256
0.973%, 09/09/2022 (3 Month LIBOR USD + 0.660%) (3)	8,150,000	8,172,658
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	10,851,000	11,197,599
Total Financials (Cost $423,088,120)		424,870,720	16.5%
Total Corporate Bonds (Cost $1,161,301,846)		1,164,661,249	45.2%

Municipal Bonds
Berks County Municipal Authority,
1.100%, 05/15/2022 (Callable 07/01/2020) (4)	800,000	800,000
Chicago Midway International Airport,
5.000%, 01/01/2021	2,000,000	2,038,060
City of El Cerrito CA,
3.000%, 07/01/2021	4,510,000	4,606,063
City of New York NY,
0.360%, 10/01/2046 (Callable 07/01/2020) (4)	1,700,000	1,700,000
City of Ontario CA,
1.971%, 06/01/2021	470,000	473,003
City of Whiting IN,
5.250%, 01/01/2021	10,000,000	10,200,200
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2020	1,050,000	1,063,860
County of Clark Department of Aviation,
5.000%, 07/01/2021	8,500,000	8,836,515
County of Hudson NJ:
7.000%, 12/01/2020	4,945,000	5,059,180
7.000%, 06/01/2021	5,070,000	5,326,846
County of Riverside CA,
2.165%, 02/15/2021	3,500,000	3,513,090
County of Suffolk NY:
2.500%, 07/23/2020	7,665,000	7,672,052
2.500%, 08/20/2020	2,000,000	2,004,100
Florida Development Finance Corp.,
1.645%, 04/01/2021	505,000	504,854
Gulf Coast Authority,
2.450%, 05/01/2028 (4)	2,500,000	2,521,925
Iowa Student Loan Liquidity Corp.,
5.000%, 12/01/2020	1,800,000	1,821,726
Jersey City Redevelopment Agency,
3.000%, 05/27/2021	2,000,000	2,033,580
Kendall County Forest Preserve District,
5.000%, 01/01/2021	2,000,000	2,044,540
Massachusetts Development Finance Agency,
2.450%, 05/01/2027 (2)(4)	3,000,000	3,026,310
Massachusetts Educational Financing Authority:
5.000%, 07/01/2020	3,635,000	3,635,000
5.000%, 01/01/2021	3,000,000	3,048,360
Metropolitan Transportation Authority,
5.000%, 09/01/2021	13,490,000	13,865,831
Mission Economic Development Corp.,
2.050%, 01/01/2026 (4)	15,000,000	15,006,150
Mizuho Floater/Residual Trust,
0.660%, 11/15/2036 (2)(4)	15,200,000	15,200,000
Monroe County Development Authority,
0.210%, 09/01/2037 (4)	10,000,000	10,000,000
New Jersey Economic Development Authority,
0.000%, 02/15/2021	8,185,000	8,127,296
Philadelphia Authority for Industrial Development,
3.664%, 04/15/2022	4,000,000	4,108,480
Philadelphia Parking Authority,
5.000%, 09/01/2021 (Callable 09/01/2020)	8,450,000	8,497,742
Port of Port Arthur Navigation District:
0.500%, 04/01/2040 (Callable 07/01/2020) (4)	8,505,000	8,505,000
1.600%, 11/01/2040 (Callable 07/01/2020) (4)	10,000,000	10,000,000
Public Finance Authority:
5.000%, 07/01/2022	4,950,000	5,044,694
1.900%, 09/01/2027 (4)	12,000,000	12,005,160
San Diego Convention Center Expansion Financing Authority,
0.990%, 04/15/2021 (6)	1,000,000	999,760
State of Connecticut,
3.000%, 07/01/2021	3,250,000	3,319,875
State of Illinois,
5.000%, 08/01/2021	1,005,000	1,030,296
Tender Option Bond Trust,
0.710%, 11/15/2045 (2)(4)	10,400,000	10,400,000
Town of Oyster Bay NY,
3.000%, 02/01/2021	3,420,000	3,444,350
Virginia Small Business Financing Authority,
3.000%, 07/01/2050 (Callable 07/31/2020) (2)(4)	2,500,000	2,493,775
Washington Higher Education Facilities Authority:
1.935%, 10/01/2020	500,000	500,320
3.611%, 10/01/2020	1,595,000	1,601,380
West Virginia Economic Development Authority,
1.700%, 01/01/2041 (4)	9,500,000	9,505,035
Wheaton College,
1.200%, 10/01/2035 (Callable 07/01/2020) (4)	3,000,000	3,000,000
Total Municipal Bonds (Cost $218,141,992)		218,584,408	8.5%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 0.505%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	39,137	39,083
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.635%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	1,751,810	1,733,218
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 0.965%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	723,730	724,450
Series 2007-HE1, Class A2, 0.335%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	256,430	255,572
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC4, Class A2C, 0.355%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	191,128	190,272
Countrywide Asset-Backed Certificates,
Series 2006-23, Class 2A3, 0.355%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	1,573,662	1,568,226
GSAMP Trust:
Series 2005-WMC2, Class A2C, 0.885%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	480,871	480,244
Series 2006-HE4, Class A2C, 0.335%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	753,139	749,039
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 0.495%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	1,416,988	1,405,596
Series 2006-3, Class 1A1, 0.385%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	734,666	733,286
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	26,286	26,244
Mill City Mortgage Trust,
Series 2015-1, Class A3, 3.000%, 06/25/2056 (2)(4)	3,994,053	4,008,056
New Century Home Equity Loan Trust,
Series 2005-2, Class M2, 0.860%, 06/25/2035 (1 Month LIBOR USD + 0.675%) (3)	74,247	74,234
Popular ABS Mortgage Pass-Through Trust:
Series 2005-B, Class M2, 0.845%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	185,947	185,867
Series 2006-C, Class A4, 0.435%, 07/25/2036 (1 Month LIBOR USD + 0.250%) (3)	598,220	595,448
RAMP Series Trust,
Series 2007-RZ1, Class A2, 0.345%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	560,871	558,940
RASC Series Trust,
Series 2005-KS11, Class M1, 0.585%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	469,004	468,999
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 0.365%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	594,524	593,380
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 0.785%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	749,142	742,412
Total Residential Mortgage-Backed Securities (Cost $15,147,785)		15,132,566	0.6%

Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class ASB, 2.752%, 08/17/2045	2,149,614	2,161,009
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	4,055,618	4,096,915
Series 2012-GC6, Class AAB, 3.314%, 01/12/2045	9,584,262	9,655,553
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class ASB, 2.559%, 08/17/2045	4,718,783	4,766,943
Total Commercial Mortgage-Backed Securities (Cost $20,658,210)		20,680,420	0.8%

Asset Backed Securities
Ally Auto Receivables:
Series 2017-5, Class A3, 1.990%, 03/15/2022	632,764	635,009
Series 2017-5, Class A4, 2.220%, 10/17/2022	4,050,000	4,109,100
Ally Auto Receivables Trust,
Series 2019-1, Class A2, 2.850%, 03/15/2022	2,344,634	2,352,046
American Express Credit Account Master Trust,
Series 2017-6, Class A, 2.040%, 05/15/2023	9,092,000	9,135,759
BA Credit Card Trust,
Series 2018-A1, Class A1, 2.700%, 07/17/2023	12,090,000	12,274,536
Bank of The West Auto Trust:
Series 2019-1, Class A2, 2.400%, 10/17/2022 (2)	1,290,311	1,299,116
Series 2018-1, Class A3, 3.430%, 12/15/2022 (2)	1,991,051	2,020,138
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	2,405,686	2,423,556
BMW Vehicle Owner Trust,
Series 2018-A, Class A3, 2.350%, 04/25/2022	3,518,520	3,542,152
Capital One Multi-Asset Execution Trust:
Series 2017-A4, Class A4, 1.990%, 07/17/2023	7,629,000	7,654,034
Series 2018-A1, Class A1, 3.010%, 02/15/2024	7,440,000	7,596,379
Capital One Prime Auto Receivables Trust,
Series 2019-2, Class A2, 2.060%, 09/15/2022	5,686,295	5,726,002
Carmax Auto Owner Trust,
Series 2019-3, Class A2A, 2.210%, 12/15/2022	4,850,609	4,889,601
CarMax Auto Owner Trust:
Series 2016-4, Class A3, 1.400%, 08/16/2021	60,650	60,670
Series 2018-4, Class A2A, 3.110%, 02/15/2022	2,616,748	2,626,715
Chase Issuance Trust,
Series 2016-A4, Class A4, 1.490%, 07/15/2022	6,500,000	6,503,520
Citibank Credit Card Issuance Trust,
Series 2018-A1, Class A1, 2.490%, 01/20/2023	20,628,000	20,874,350
CNH Equipment Trust,
Series 2020-A, Class A2, 1.080%, 07/15/2023	1,800,000	1,804,292
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	158,982	162,260
Dell Equipment Finance Trust,
Series 2020-1, Class A2, 2.260%, 06/22/2022 (2)	11,025,000	11,213,634
Discover Card Execution Note Trust:
Series 2017-A6, Class A6, 1.880%, 02/15/2023	21,290,000	21,332,001
Series 2015-A4, Class A4, 2.190%, 04/17/2023	12,619,000	12,685,619
Series 2016-A3, Class A3, 1.850%, 10/16/2023	2,000,000	2,023,553
Ford Credit Auto Lease Trust,
Series 2019-B, Class A2A, 2.280%, 02/15/2022	9,781,885	9,839,042
Ford Credit Auto Owner Trust:
Series 2017-B, Class A4, 1.870%, 09/15/2022	1,355,000	1,366,722
Series 2020-A, Class A2, 1.030%, 10/15/2022	1,250,000	1,255,616
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	17,043,000	17,054,354
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	7,795,000	7,867,654
GM Financial Automobile Leasing Trust:
Series 2019-1, Class A2A, 2.910%, 04/20/2021	5,577,553	5,589,818
Series 2019-2, Class A2A, 2.670%, 06/21/2021	1,201,106	1,205,185
Series 2018-3, Class A3, 3.180%, 06/21/2021	4,937,289	4,962,670
GM Financial Consumer Automobile Receivables Trust:
Series 2019-2, Class A2A, 2.660%, 06/16/2022	1,166,120	1,170,405
Series 2018-1, Class A3, 2.320%, 07/18/2022	12,618,171	12,724,646
Series 2018-2, Class A3, 2.810%, 12/16/2022	1,063,829	1,083,813
Series 2020-2, Class A2A, 1.500%, 03/16/2023	7,350,000	7,410,335
Honda Auto Receivables Owner Trust,
Series 2019-2, Class A2, 2.570%, 12/21/2021	7,046,419	7,099,054
HPEFS Equipment Trust,
Series 2019-1A, Class A2, 2.190%, 09/20/2029 (2)	2,652,273	2,670,564
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A3, 3.040%, 10/15/2021 (2)	11,912,153	11,976,422
Series 2019-A, Class A3, 2.980%, 07/15/2022 (2)	6,160,000	6,261,147
Hyundai Auto Receivables Trust:
Series 2017-A, Class A3, 1.760%, 08/16/2021	117,845	117,938
Series 2019-A, Class A2, 2.670%, 12/15/2021	5,506,665	5,536,438
Series 2020-A, Class A2, 1.510%, 04/15/2023	8,050,000	8,129,766
Series 2017-A, Class A4, 2.090%, 04/17/2023	5,726,000	5,757,621
Mercedes-Benz Auto Lease Trust:
Series 2019-A, Class A2, 3.010%, 02/16/2021	1,032,943	1,033,829
Series 2020-A, Class A2, 1.820%, 03/15/2022	5,260,000	5,288,831
Series 2018-B, Class A4, 3.310%, 07/15/2024	2,505,000	2,550,974
Mercedes-Benz Auto Receivables Trust:
Series 2016-1, Class A4, 1.460%, 12/15/2022	2,420,199	2,422,788
Series 2020-1, Class A2, 0.460%, 03/15/2023	10,625,000	10,629,615
MMAF Equipment Finance LLC:
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	2,552,110	2,558,573
Series 2020-A, Class A2, 0.740%, 04/09/2024 (2)	4,500,000	4,506,030
Nissan Auto Lease Trust,
Series 2019-A, Class A2, 2.710%, 07/15/2021	4,584,239	4,602,536
Nissan Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.750%, 10/15/2021	3,981,373	3,991,124
Series 2019-A, Class A2A, 2.820%, 01/18/2022	3,159,757	3,175,611
Series 2017-C, Class A3, 2.120%, 04/18/2022	3,596,111	3,619,201
Series 2016-C, Class A4, 1.380%, 01/17/2023	3,869,671	3,874,609
Series 2018-C, Class A3, 3.220%, 06/15/2023	9,488,000	9,783,671
Series 2019-A, Class A3, 2.900%, 10/16/2023	26,635,000	27,433,024
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	6,030,000	6,054,304
Santander Retail Auto Lease Trust:
Series 2019-A, Class A2, 2.720%, 01/20/2022 (2)	2,916,395	2,942,944
Series 2018-A, Class A4, 3.060%, 04/20/2022 (2)	5,500,000	5,533,339
SoFi Consumer Loan Program LLC:
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	1,028,790	1,030,635
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	642,884	646,670
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	7,219,329	7,288,496
Series 2018-4, Class A, 3.540%, 11/26/2027 (2)	1,002,952	1,013,101
Synchrony Credit Card Master Note Trust,
Series 2015-4, Class A, 2.380%, 09/15/2023	1,060,000	1,063,154
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	9,637,272	9,776,208
Toyota Auto Receivables Owner Trust:
Series 2017-B, Class A3, 1.760%, 07/15/2021	1,494,732	1,496,912
Series 2020-A, Class A2, 1.780%, 11/15/2021	3,009,091	3,019,194
Series 2017-A, Class A4, 2.100%, 09/15/2022	8,071,695	8,118,808
Series 2017-C, Class A3, 1.670%, 11/15/2022	5,165,000	5,218,107
Verizon Owner Trust:
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	152,676	152,819
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	7,482,140	7,506,982
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	30,349,696	30,608,834
Series 2018-A, Class A1A, 3.230%, 04/20/2023	210,000	214,625
Volkswagen Auto Lease Trust,
Series 2019-A, Class A2A, 2.000%, 03/21/2022	6,157,572	6,207,742
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A2A, 0.930%, 12/20/2022	3,725,000	3,739,261
Volvo Financial Equipment LLC:
Series 2017-1A, Class A4, 2.210%, 11/15/2021 (2)	2,117,317	2,125,887
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	4,598,637	4,625,697
World Financial Network Credit Card Master Trust,
Series 2015-B, Class A, 2.550%, 06/17/2024	732,000	733,609
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.830%, 07/15/2021	1,515,915	1,518,692
Series 2019-A, Class A2, 2.890%, 11/15/2021	3,655,844	3,680,270
Total Asset Backed Securities (Cost $460,107,048)		461,809,958	17.9%
Total Long-Term Investments (Cost $2,417,216,883)		2,424,927,166	94.1%

SHORT-TERM INVESTMENTS
Commercial Paper
Banner Health, 0.500%, 07/22/2020	10,000,000	9,994,567
Catholic Health Initiatives, 0.23% (7), 10/14/2020	18,000,000	17,987,757
Catholic Health Initiatives, 0.29% (7), 11/19/2020	3,000,000	2,996,604
Walt Disney Co., 0.51% (7), 04/30/2021	17,000,000	16,926,356
Total Commercial Paper (Cost $47,723,154)		47,905,284	1.8%

U.S. Treasury Security
United States Treasury Bill, 0.15% (7), 10/08/2020	25,000,000	24,989,344
Total U.S. Treasury Security (Cost $24,989,687)		24,989,344	1.0%
	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.11% (5)	97,291,971	97,291,971
Total Money Market Mutual Fund (Cost $97,291,971)		97,291,971	3.8%
Total Short-Term Investments (Cost $170,004,812)		170,186,599	6.6%
Total Investments (Cost $2,587,221,695)		2,595,113,765	100.7%
Liabilities in Excess of Other Assets		(19,112,270)	(0.7)%
TOTAL NET ASSETS		$2,576,001,495	100.0%
Notes to Schedule of Investments
LIBOR - London Inter-bank Offered Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $495,818,336, which represents 19.25% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(7)	Effective yield as of June 30, 2020.

Baird Short-Term Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.125%, 09/30/2021	$250,600,000	$253,575,875
1.625%, 08/31/2022	224,325,000	231,370,207
2.125%, 12/31/2022	892,025,000	935,476,376
1.750%, 05/15/2023	408,700,000	427,091,500
Total U.S. Treasury Securities (Cost $1,828,138,157)		1,847,513,958	24.5%

Other Government Related Securities
CNOOC Finance (2012) Ltd.,
3.875%, 05/02/2022 (1)(2)	15,137,000	15,827,701
Industrial Bank of Korea,
1.156%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,147,205
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	10,097,350
3.125%, 03/28/2022 (1)	5,000,000	5,067,633
Total Other Government Related Securities (Cost $32,242,523)		33,139,889	0.4%

Corporate Bonds
Industrials
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	20,045,000	21,059,313
3.450%, 03/15/2022 (2)	6,975,000	7,254,419
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	8,103,129
Albemarle Corp.,
1.442%, 11/15/2022 (3 Month LIBOR USD + 1.050%) (2)(3)	7,000,000	6,726,650
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	33,135,000	33,919,071
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,850,000	28,319,577
3.750%, 04/10/2022 (1)(2)	6,200,000	6,377,340
AutoNation, Inc.,
3.350%, 01/15/2021	4,603,000	4,622,984
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,904,729
2.200%, 07/15/2022 (2)	2,250,000	2,304,108
Beam Suntory, Inc.,
3.250%, 05/15/2022	10,875,000	11,287,846
Becton Dickinson and Co.:
3.125%, 11/08/2021	1,000,000	1,027,469
2.894%, 06/06/2022	22,500,000	23,300,481
Bemis Co, Inc.,
4.500%, 10/15/2021	5,375,000	5,509,324
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,494,523
BP Capital Markets America, Inc.,
2.937%, 04/06/2023	24,550,000	25,960,700
Broadcom, Inc.:
3.125%, 10/15/2022 (2)	5,060,000	5,270,766
2.650%, 01/15/2023	1,658,000	1,719,434
2.250%, 11/15/2023 (2)	15,000,000	15,498,182
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	10,425,000	10,523,530
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (1)	6,500,000	6,721,441
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,359,670
Cargill, Inc.,
1.375%, 07/23/2023 (2)	14,400,000	14,648,488
Carlisle Companies, Inc.,
3.750%, 11/15/2022	2,230,000	2,323,459
Carrier Global Corp.,
1.923%, 02/15/2023 (2)	7,000,000	7,135,491
Celanese US Holdings LLC,
4.625%, 11/15/2022	3,395,000	3,603,200
Charter Communications Operating LLC,
4.464%, 07/23/2022	22,835,000	24,355,655
Cigna Corp.:
3.400%, 09/17/2021	3,000,000	3,099,647
3.750%, 07/15/2023	2,664,000	2,891,735
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	20,028,811
CNH Industrial Capital LLC:
4.375%, 11/06/2020	9,810,000	9,896,899
4.875%, 04/01/2021	2,554,000	2,620,395
3.875%, 10/15/2021	13,460,000	13,794,772
4.375%, 04/05/2022	4,102,000	4,287,411
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,560,862
4.200%, 08/01/2023	4,210,000	4,488,124
Conagra Brands, Inc.:
4.950%, 08/15/2020	4,500,000	4,521,673
0.768%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	20,011,105
3.800%, 10/22/2021	4,950,000	5,144,217
Constellation Brands, Inc.:
1.092%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,020,000	10,019,203
3.200%, 02/15/2023	9,650,000	10,229,114
CVS Health Corp.:
3.350%, 03/09/2021	10,462,000	10,669,568
2.125%, 06/01/2021	5,000,000	5,065,867
3.700%, 03/09/2023	10,000,000	10,739,344
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	15,000,000	15,277,129
3.400%, 02/22/2022 (2)	13,000,000	13,429,910
3.350%, 02/22/2023 (2)	1,619,000	1,695,463
1.750%, 03/10/2023 (2)	7,000,000	7,050,649
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	21,922,000	22,534,706
5.450%, 06/15/2023 (2)	20,000,000	21,876,246
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,878,750
DuPont de Nemours, Inc.,
2.169%, 05/01/2023	24,425,000	24,902,191
DXC Technology Co.,
4.450%, 09/18/2022	34,423,000	35,956,783
Eastman Chemical Co.,
3.500%, 12/01/2021	17,550,000	18,112,501
Elanco Animal Health, Inc.,
3.912%, 08/27/2021	32,689,000	33,342,780
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	8,160,000	8,892,037
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,797,653
Encana Corp.,
3.900%, 11/15/2021	32,690,000	32,609,107
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,831,423
EQT Corp.,
4.875%, 11/15/2021	2,755,000	2,699,074
Equifax, Inc.,
3.950%, 06/15/2023	12,294,000	13,288,884
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	1,450,000	1,470,049
Express Scripts Holding Co.,
1.113%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,000,511
Exxon Mobil Corp.,
1.571%, 04/15/2023	35,000,000	35,921,054
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,288,661
Fiserv, Inc.:
4.750%, 06/15/2021	3,220,000	3,347,952
3.500%, 10/01/2022	6,350,000	6,710,881
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,716,617
FMC Corp.:
3.950%, 02/01/2022	13,172,000	13,661,913
4.100%, 02/01/2024	2,425,000	2,617,659
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	4,705,000	4,634,425
3.470%, 04/05/2021	2,500,000	2,468,750
2.979%, 08/03/2022	15,000,000	14,376,750
3.087%, 01/09/2023	12,000,000	11,430,000
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	3,805,000	4,150,817
Fox Corp.,
3.666%, 01/25/2022	5,000,000	5,233,593
Fresenius Medical Care US Finance II, Inc.:
4.125%, 10/15/2020 (2)	19,325,000	19,348,456
5.875%, 01/31/2022 (2)	2,947,000	3,127,881
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,907,000	5,045,891
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	2,828,000	2,986,818
General Electric Co.:
3.150%, 09/07/2022	25,175,000	26,363,927
3.375%, 03/11/2024	9,475,000	10,105,980
General Mills, Inc.,
3.200%, 04/16/2021	5,000,000	5,107,321
General Motors Financial Co., Inc.:
1.274%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	6,998,337
3.700%, 11/24/2020	1,409,000	1,416,444
4.200%, 03/01/2021	1,215,000	1,231,156
3.550%, 04/09/2021	4,750,000	4,807,348
3.200%, 07/06/2021	8,500,000	8,594,097
4.200%, 11/06/2021	5,000,000	5,127,607
3.550%, 07/08/2022	5,000,000	5,126,319
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,658,608
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,786,240
4.250%, 10/25/2022 (1)(2)	7,555,000	7,986,768
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	7,121,000	7,612,556
4.625%, 04/29/2024 (2)	2,500,000	2,736,520
Global Payments, Inc.:
3.800%, 04/01/2021	30,693,000	31,249,024
3.750%, 06/01/2023	4,550,000	4,901,107
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (1)(2)	18,907,000	19,805,583
HCA, Inc.,
4.750%, 05/01/2023	18,218,000	19,766,671
Hewlett Packard Enterprise Co.:
3.500%, 10/05/2021	5,000,000	5,158,568
2.250%, 04/01/2023	23,000,000	23,689,117
4.450%, 10/02/2023	5,000,000	5,455,293
Huntsman International LLC,
5.125%, 11/15/2022	4,500,000	4,766,853
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,200,000	8,590,822
Hyundai Capital America:
2.750%, 09/18/2020 (2)	10,000,000	10,021,767
3.450%, 03/12/2021 (2)	5,000,000	5,058,439
2.450%, 06/15/2021 (2)	1,000,000	1,006,594
3.750%, 07/08/2021 (2)	2,650,000	2,699,800
3.950%, 02/01/2022 (2)	5,024,000	5,167,598
3.000%, 06/20/2022 (2)	5,000,000	5,092,768
2.850%, 11/01/2022 (2)	6,000,000	6,122,518
IDEX Corp.,
4.200%, 12/15/2021	14,244,000	14,676,306
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	9,613,000	10,307,779
Infor, Inc.,
1.450%, 07/15/2023 (2)	20,000,000	20,165,150
Inversiones CMPC SA,
4.375%, 05/15/2023 (1)(2)	2,325,000	2,428,989
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	33,725,000	35,250,678
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	2,855,000	2,934,341
2.530%, 11/15/2021	23,880,000	24,452,729
Kinder Morgan Energy Partners LP,
5.000%, 10/01/2021	13,000,000	13,512,003
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (2)	9,060,000	10,213,664
Kraft Heinz Foods Co.,
4.000%, 06/15/2023	14,000,000	14,756,304
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,305,180
Leidos, Inc.,
2.950%, 05/15/2023 (2)	27,875,000	29,037,388
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,410,031
Lennox International, Inc.,
3.000%, 11/15/2023	6,160,000	6,354,372
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	18,812,285
Marathon Petroleum Corp.,
4.500%, 05/01/2023	10,000,000	10,777,090
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	9,823,179
Masco Corp.:
3.500%, 04/01/2021	3,881,000	3,934,502
5.950%, 03/15/2022	10,800,000	11,651,109
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,274,617
Microchip Technology, Inc.:
3.922%, 06/01/2021	33,643,000	34,298,668
2.670%, 09/01/2023 (2)	3,100,000	3,190,774
Micron Technology, Inc.,
2.497%, 04/24/2023	36,364,000	37,791,767
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	10,000,000	10,244,652
Mondelez International, Inc.,
2.125%, 04/13/2023	10,000,000	10,357,325
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,917,189
3.250%, 11/15/2022	6,443,000	6,594,771
MPLX LP,
3.500%, 12/01/2022	6,403,000	6,671,020
Mylan NV,
3.750%, 12/15/2020 (1)	522,000	527,398
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	34,325,125
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	34,717,647
Newmont Goldcorp Corp.,
3.625%, 06/09/2021	4,900,000	5,001,536
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,995,427
2.150%, 09/28/2020 (2)	4,300,000	4,287,508
3.450%, 03/15/2023 (2)	1,585,000	1,575,519
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,777,151
Nutrien Ltd.:
3.150%, 10/01/2022 (1)	1,000,000	1,036,468
1.900%, 05/13/2023 (1)	19,400,000	20,019,902
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	13,131,265
NXP Semiconductors NV:
4.625%, 06/15/2022 (1)(2)	5,650,000	6,019,009
3.875%, 09/01/2022 (1)(2)	10,862,000	11,482,606
4.625%, 06/01/2023 (1)(2)	9,023,000	9,896,185
Occidental Petroleum Corp.:
1.842%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	4,250,000	3,910,823
2.700%, 08/15/2022	17,650,000	16,431,267
2.700%, 02/15/2023	10,000,000	9,112,500
Owens Corning,
4.200%, 12/15/2022	924,000	966,249
Panasonic Corp.,
2.536%, 07/19/2022 (1)(2)	15,000,000	15,432,692
PayPal Holdings, Inc.,
1.350%, 06/01/2023	6,400,000	6,524,882
Penske Truck Leasing Co.:
3.650%, 07/29/2021 (2)	5,000,000	5,117,664
4.250%, 01/17/2023 (2)	10,000,000	10,637,150
2.700%, 03/14/2023 (2)	1,500,000	1,535,181
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	2,892,000	3,004,094
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,349,000	3,352,274
3.500%, 12/15/2021 (1)	7,355,000	7,334,617
Phillips 66,
3.700%, 04/06/2023	9,800,000	10,476,124
POSCO,
2.375%, 01/17/2023 (1)(2)	35,000,000	35,582,050
Ralph Lauren Corp.,
1.700%, 06/15/2022	3,000,000	3,049,685
Reckitt Benckiser Treasury Services PLC:
0.857%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	1,996,943
2.375%, 06/24/2022 (1)(2)	30,000,000	30,908,700
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.000%, 10/01/2022	1,430,000	1,522,353
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	17,178,000	17,311,130
5.400%, 02/14/2022 (2)	5,000,000	5,266,857
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,989,651
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,473,388
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,850,961
RPM International, Inc.,
3.450%, 11/15/2022	2,508,000	2,588,590
Ryder System, Inc.:
3.500%, 06/01/2021	6,700,000	6,845,507
2.875%, 06/01/2022	5,000,000	5,173,669
Sabine Pass Liquefaction LLC,
5.625%, 04/15/2023	15,800,000	17,279,963
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	8,824,000	9,259,695
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	12,400,000	13,077,286
Shell International Finance BV,
3.500%, 11/13/2023 (1)	5,000,000	5,439,601
Shire Acquisitions Investments Ireland DAC:
2.400%, 09/23/2021 (1)	19,530,000	19,910,394
2.875%, 09/23/2023 (1)	2,145,000	2,273,319
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	17,740,000	17,544,166
3.350%, 02/01/2022 (2)	4,023,000	3,991,966
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	8,200,000	8,467,055
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	3,094,500
Sonoco Products Co.,
4.375%, 11/01/2021	855,000	879,613
Spirit AeroSystems, Inc.:
1.113%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,625,000	8,964,111
3.950%, 06/15/2023	3,515,000	2,970,175
SSM Health Care Corp.,
3.688%, 06/01/2023	16,500,000	17,716,545
Starbucks Corp.,
1.300%, 05/07/2022	5,000,000	5,071,138
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)	10,000,000	10,444,240
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	26,325,396
Takeda Pharmaceutical Co. Ltd.,
2.450%, 01/18/2022 (1)(2)	13,000,000	13,280,163
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	12,577,000	12,948,181
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 (1)	15,654,000	15,335,285
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	6,286,000	6,339,975
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,964,281
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (2)	26,200,000	24,849,693
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	23,175,000	24,534,176
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,068,299
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,148,979
Valero Energy Corp.,
2.700%, 04/15/2023	19,400,000	20,128,021
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,390,829
Verizon Communications, Inc.,
2.946%, 03/15/2022	31,030,000	32,363,230
VF Corp.,
2.050%, 04/23/2022	32,900,000	33,692,736
Vodafone Group PLC,
2.166%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	14,932,822
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	24,700,000	25,712,769
3.125%, 05/12/2023 (2)	7,000,000	7,362,158
Vulcan Materials Co.,
1.000%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,433,000	16,344,755
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,362,700
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,294,786
3.600%, 03/15/2022	4,750,000	4,936,247
3.350%, 08/15/2022	235,000	244,433
3.700%, 01/15/2023	12,537,000	13,254,877
4.300%, 03/04/2024	15,000,000	16,307,666
Zimmer Biomet Holdings, Inc.:
1.066%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	694,879
3.700%, 03/19/2023	6,307,000	6,701,830
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	2,690,000	2,790,283
Zoetis, Inc.,
3.250%, 02/01/2023	13,085,000	13,810,212
Total Industrials (Cost $2,390,957,452)		2,443,160,477	32.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	9,979,000	10,492,429
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	30,957,925
EDP Finance BV,
5.250%, 01/14/2021 (1)(2)	2,840,000	2,898,106
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	28,583,000	29,564,760
4.250%, 09/14/2023 (1)(2)	1,100,000	1,196,396
Exelon Corp.,
2.450%, 04/15/2021	955,000	968,154
ITC Holdings Corp.,
4.050%, 07/01/2023	8,000,000	8,560,640
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	6,775,000	6,928,040
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	3,959,835	4,176,864
Sempra Energy,
1.719%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,460,000	1,460,250
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,759,944
Total Utilities (Cost $96,547,571)		98,963,508	1.3%

Financials
ABN AMRO Bank NV,
3.400%, 08/27/2021 (1)(2)	15,250,000	15,747,547
AerCap Holdings NV:
4.450%, 12/16/2021 (1)	25,000,000	25,248,338
3.300%, 01/23/2023 (1)	8,000,000	7,855,928
Aetna, Inc.,
2.800%, 06/15/2023	2,000,000	2,108,463
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,775,000	9,039,338
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,924,629
3.375%, 06/01/2021	3,000,000	3,011,934
2.625%, 07/01/2022	1,609,000	1,595,253
2.750%, 01/15/2023	21,150,000	20,957,024
Ally Financial, Inc.,
4.625%, 05/19/2022	16,661,000	17,338,631
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,555,752
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	2,388,000	2,430,301
Assurant, Inc.,
1.534%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,276,000	1,275,999
Bank of America Corp.:
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,121,650
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,386,885
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%) (3)	5,000,000	5,344,811
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	5,275,000	5,716,313
Bank of Nova Scotia,
1.625%, 05/01/2023 (1)	30,000,000	30,708,282
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	3,000,000	3,118,715
2.125%, 11/21/2022 (1)(2)	18,000,000	18,559,004
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,606,000	5,667,158
10.180%, 06/12/2021 (1)(2)	7,179,000	7,763,334
1.700%, 05/12/2022 (1)	5,000,000	5,089,797
Barclays PLC:
3.250%, 01/12/2021 (1)	10,950,000	11,092,350
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	7,000,000	7,370,370
BBVA USA:
3.500%, 06/11/2021	16,200,000	16,552,125
2.875%, 06/29/2022	18,861,000	19,295,057
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	23,936,403
3.500%, 03/01/2023 (1)(2)	10,794,000	11,425,153
BNZ International Funding Ltd.:
2.900%, 02/21/2022 (1)(2)	1,950,000	2,019,306
3.375%, 03/01/2023 (1)(2)	15,305,000	16,322,561
BPCE SA:
3.000%, 05/22/2022 (1)(2)	32,127,000	33,218,508
5.700%, 10/22/2023 (1)(2)	2,323,000	2,588,621
5.150%, 07/21/2024 (1)(2)	16,000,000	17,856,045
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%) (1)(3)	36,050,000	37,262,476
Capital One NA,
3.375%, 02/15/2023	34,182,000	35,984,756
Citigroup, Inc.,
1.678%, 05/15/2024 (SOFR + 1.667%) (3)	25,000,000	25,498,055
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,106,817
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,323,516
Cooperatieve Rabobank UA,
3.950%, 11/09/2022 (1)	37,273,000	39,435,591
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	20,591,122
3.750%, 04/24/2023 (1)(2)	3,380,000	3,617,066
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	11,400,000	11,825,354
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	18,000,000	18,735,035
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,940,472
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	10,054,545
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,354,658
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	4,575,000	4,578,793
3.125%, 01/13/2021 (1)	5,515,000	5,542,199
3.150%, 01/22/2021 (1)	7,400,000	7,434,690
4.250%, 10/14/2021 (1)	5,400,000	5,540,466
5.000%, 02/14/2022 (1)	10,000,000	10,438,316
Discover Bank:
3.350%, 02/06/2023	7,964,000	8,401,032
4.200%, 08/08/2023	17,405,000	19,005,612
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	11,146,904
F.N.B. Corporation,
2.200%, 02/24/2023	16,075,000	15,981,279
Fifth Third Bancorp,
1.625%, 05/05/2023	15,000,000	15,385,604
First Horizon National Corp.:
3.500%, 12/15/2020	11,148,000	11,234,998
3.550%, 05/26/2023	30,000,000	30,898,094
GATX Corp.,
4.350%, 02/15/2024	2,650,000	2,887,268
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,096,819
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,302,613
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,583,327
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,200,000	14,752,497
HSBC Holdings PLC,
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	28,200,000	29,214,025
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,111,268
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	7,250,000	7,558,628
5.800%, 09/25/2023 (1)(2)	2,724,000	3,057,534
ING Groep NV,
3.150%, 03/29/2022 (1)	3,700,000	3,846,554
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,893,157
Jefferies Group LLC:
6.875%, 04/15/2021	10,291,000	10,736,862
5.125%, 01/20/2023	8,900,000	9,658,462
JPMorgan Chase & Co.:
2.295%, 08/15/2021	10,550,000	10,572,050
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,010,000	23,631,623
KeyBank NA,
3.180%, 05/22/2022	25,343,000	26,274,120
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	210,000	214,728
Lexington Realty Trust,
4.250%, 06/15/2023	6,903,000	6,986,091
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,186,614
Lloyds Bank PLC:
6.500%, 09/14/2020 (1)(2)	1,543,000	1,558,184
3.000%, 01/11/2022 (1)	10,000,000	10,339,886
1.326%, 06/15/2023 (1 Year CMT Rate + 1.100%) (1)(3)	9,400,000	9,454,715
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,704,000	22,586,503
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	1,965,000	2,047,694
2.100%, 10/17/2022 (1)(2)	17,600,000	18,082,737
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,155,529
Manufacturers & Traders Trust Co.,
1.399%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,081
Marsh & McLennan Companies, Inc.,
2.750%, 01/30/2022	7,010,000	7,238,702
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	8,279,000	8,425,084
2.623%, 07/18/2022 (1)	10,000,000	10,386,788
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,200,000	5,361,667
2.652%, 09/19/2022 (1)(2)	3,000,000	3,078,691
Mizuho Financial Group, Inc.:
1.746%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,025,884
2.632%, 04/12/2021 (1)(2)	12,750,000	12,959,818
2.273%, 09/13/2021 (1)	8,530,000	8,700,679
2.953%, 02/28/2022 (1)	8,700,000	9,022,370
Morgan Stanley,
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	34,242,000	36,865,471
National Bank of Canada,
2.100%, 02/01/2023 (1)	36,075,000	37,081,476
National Securities Clearing Corp.,
1.200%, 04/23/2023 (2)	27,000,000	27,390,627
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)	4,980,000	5,128,930
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	19,362,473
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	9,670,000	10,189,104
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,848,135
New York Life Global Funding,
1.100%, 05/05/2023 (2)	14,425,000	14,727,166
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	16,080,000	16,621,765
4.250%, 09/21/2022 (1)(2)	14,785,000	15,693,115
3.750%, 08/30/2023 (1)(2)	3,725,000	3,994,075
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (1)(2)	7,746,000	7,066,628
People's United Financial, Inc.,
3.650%, 12/06/2022	6,329,000	6,575,668
Protective Life Global Funding,
1.082%, 06/09/2023 (2)	15,900,000	16,027,716
Prudential Funding LLC,
6.750%, 09/15/2023 (2)	8,492,000	9,898,775
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	14,029,204
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (2)	13,625,000	13,995,222
2.150%, 01/21/2023 (2)	15,000,000	15,297,671
Royal Bank of Canada,
1.600%, 04/17/2023 (1)	14,400,000	14,772,152
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	13,496,652
3.875%, 09/12/2023 (1)	8,187,000	8,826,767
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	2,384,000	2,588,831
Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,465,724
6.125%, 01/11/2021 (1)	9,667,000	9,926,535
Santander Holdings USA, Inc.:
4.450%, 12/03/2021	7,500,000	7,816,223
3.400%, 01/18/2023	7,114,000	7,399,896
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,037,131
3.125%, 01/08/2021 (1)	3,500,000	3,543,124
2.875%, 08/05/2021 (1)	2,970,000	3,034,901
3.571%, 01/10/2023 (1)	2,500,000	2,594,694
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	10,000,000	10,485,912
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022 (1)(2)	17,825,000	18,470,587
SMBC Aviation Capital Finance DAC:
2.650%, 07/15/2021 (1)(2)	1,950,000	1,958,204
4.125%, 07/15/2023 (1)(2)	1,960,000	2,034,202
Societe Generale SA,
4.250%, 09/14/2023 (1)(2)	8,500,000	9,150,772
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	17,471,000	17,679,739
2.744%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	10,000,000	10,115,474
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	5,486,000	5,695,017
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	3,450,000	3,634,624
State Street Corp.,
2.825%, 03/30/2023 (SOFR + 2.690%) (2)(3)	13,175,000	13,670,284
Stifel Financial Corp.,
3.500%, 12/01/2020	27,498,000	27,634,003
SunTrust Banks, Inc.:
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,015,000	15,156,706
2.800%, 05/17/2022	18,000,000	18,732,242
Synchrony Financial:
3.750%, 08/15/2021	8,839,000	9,037,642
2.850%, 07/25/2022	25,219,000	25,649,848
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%) (3)	7,000,000	7,086,849
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	18,628,508
UBS AG,
1.750%, 04/21/2022 (1)(2)	15,000,000	15,286,809
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,059,260
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	9,471,000	9,753,160
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,457,470
USAA Capital Corp.,
1.500%, 05/01/2023 (2)	6,000,000	6,155,881
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	12,936,128
Wells Fargo & Co.:
3.069%, 01/24/2023	4,650,000	4,818,389
3.750%, 01/24/2024	9,840,000	10,751,659
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	15,000,000	15,237,165
Wells Fargo Bank NA,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	15,024,423
Willis North America, Inc.,
3.600%, 05/15/2024	2,600,000	2,813,947
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,585,000	14,018,927
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,946,804
3.350%, 03/04/2022	20,000,000	20,438,013
Total Financials (Cost $1,752,426,539)		1,796,644,786	23.9%
Total Corporate Bonds (Cost $4,239,931,562)		4,338,768,771	57.7%

Municipal Bonds
Bartow County Development Authority,
1.550%, 08/01/2043	10,000,000	10,012,800
Bloomington Redevelopment District,
2.400%, 08/01/2024	880,000	888,131
Brazos Higher Education Authority, Inc.:
2.378%, 04/01/2021	675,000	680,225
2.427%, 04/01/2022	1,320,000	1,344,433
Bucks County Industrial Development Authority,
2.750%, 12/01/2022	5,000,000	5,171,700
Burke County Development Authority,
1.550%, 12/01/2049	6,730,000	6,738,614
Central Texas Turnpike System,
1.980%, 08/15/2042	8,000,000	8,031,680
Chandler Industrial Development Authority,
5.000%, 06/01/2049	2,000,000	2,303,300
City of Ontario CA:
2.071%, 06/01/2022	1,095,000	1,110,001
2.216%, 06/01/2023	1,300,000	1,328,782
City of Pittsburg CA,
5.864%, 07/01/2021	1,060,000	1,083,066
Coconino County Pollution Control Corp.,
1.875%, 09/01/2032	3,000,000	3,022,200
County of Riverside CA:
2.265%, 02/15/2022	5,000,000	5,056,900
2.363%, 02/15/2023	5,000,000	5,096,300
County of Sacramento CA:
7.680%, 08/15/2021 (7)	30,135,000	30,681,348
7.680%, 08/15/2021 (7)	3,650,000	3,716,174
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	1,890,000	1,967,698
Florida Development Finance Corp.:
1.795%, 04/01/2022	1,000,000	1,000,060
1.976%, 04/01/2023	1,255,000	1,255,452
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,703,164
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	255,350
1.879%, 07/01/2023	500,000	517,610
1.984%, 07/01/2024	500,000	522,810
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	5,270,600
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	4,660,000	4,811,916
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2020)	155,000	155,104
Massachusetts Educational Financing Authority:
5.000%, 01/01/2023	9,000,000	9,708,570
5.000%, 01/01/2024	26,990,000	29,880,089
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	6,012,882
Metropolitan Transportation Authority,
5.000%, 09/01/2022	10,000,000	10,508,000
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	4,220,000	4,335,797
New Jersey Economic Development Authority:
0.000%, 02/15/2021	1,440,000	1,429,848
2.609%, 06/15/2022	500,000	491,620
2.781%, 06/15/2023	2,085,000	2,040,485
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2022	1,200,000	1,284,996
5.000%, 12/01/2022	1,300,000	1,388,582
5.000%, 12/01/2023	1,500,000	1,645,755
5.000%, 12/01/2023	2,375,000	2,595,899
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,395,000	1,507,060
5.976%, 03/01/2024	3,875,000	4,058,055
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	1,001,960
Philadelphia Authority for Industrial Development,
0.000%, 04/15/2022	6,022,000	5,750,348
Port of Seattle WA,
2.430%, 05/01/2022	1,000,000	1,009,260
Public Finance Authority,
3.750%, 02/01/2022 (Callable 07/21/2020)	7,000,000	7,000,770
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	2,155,000	2,176,593
South Carolina Transportation Infrastructure Bank,
0.565%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021) (3)	12,000,000	11,846,280
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,093,930
2.000%, 07/01/2023	3,000,000	3,086,580
State Public School Building Authority,
2.615%, 04/01/2023	2,500,000	2,516,075
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)	6,000,000	6,350,340
Total Municipal Bonds (Cost $223,368,924)		224,445,192	3.0%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.335%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	775,462	771,524
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.635%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	11,842,236	11,716,551
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2020	4,224	4,250
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	15,066	14,963
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	71,994	74,374
Series 2004-8CB, Class A, 0.455%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	535,961	533,494
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	53,598	52,992
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	540,597	396,384
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.525%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	2,417,533	2,406,603
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	10,743,967	10,977,134
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	15,000,000	15,002,280
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 0.400%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	3,586,391	3,557,716
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A2, 0.335%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,819,169	1,813,081
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 0.485%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	2,553,336	2,547,470
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	51,551	51,445
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	41,882,126	44,595,593
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	444,897	422,380
GSAA Home Equity Trust,
Series 2005-6, Class A3, 0.555%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	51,361	51,318
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.415%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	6,284,134	6,131,046
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.192%, 07/25/2035 (4)	288,410	289,186
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 07/25/2020	69	69
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	41,889	30,064
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	2,502,349	2,591,571
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	1,871,691	1,948,075
Morgan Stanley,
Series 2005-HE5, Class M2, 0.830%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	6,844,395	6,759,636
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.415%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	493,704	493,491
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 0.845%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	239,074	238,972
RASC Series Trust,
Series 2005-KS11, Class M1, 0.585%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	956,446	956,435
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	585,693
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 0.335%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	364,531	362,088
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 0.365%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	796,492	794,958
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.185%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	898,457	897,042
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	35,801	36,584
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.860%, 10/25/2043 (4)	3,389,585	3,272,358
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	703,394	708,854
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	1,514,734	1,533,400
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	23,464,881	23,866,093
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	20,583,069	21,060,806
Series 2017-5, Class A1, 0.785%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	7,392,846	7,326,435
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	5,557,003	5,654,692
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	15,860,698	16,239,143
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	18,340,241	18,997,722
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	10,514,707	11,060,688
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.665%, 06/25/2034 (4)	2,844,749	2,748,767
Total Residential Mortgage-Backed Securities (Cost $226,949,763)		229,573,420	3.0%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issue
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	9,914,873	10,064,821
Total U.S. Government Agency Issue (Cost $9,921,193)		10,064,821	0.1%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	8,466,000	8,800,774
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047	3,298,052	3,416,656
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047	11,905,220	12,375,279
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	10,077,131	10,203,634
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	7,890,000	8,111,813
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	6,920,604	7,004,322
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	10,748,896	11,120,726
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	10,088,976	10,433,499
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	12,752,000	12,881,850
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	23,247,021	23,635,132
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	10,107,832	10,239,607
Series 2012-C8, Class A3, 2.829%, 10/17/2045	10,018,546	10,294,356
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,580,000	13,031,769
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	967,551	979,123
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	11,878,508	12,292,564
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	10,625,000	11,401,544
Series 2015-C31, Class ASB, 3.540%, 08/17/2048	9,628,985	10,161,171
Series 2015-C33, Class ASB, 3.562%, 12/17/2048	4,175,000	4,425,206
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	14,792,324	15,014,039
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	12,751,000	13,402,373
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	8,676,540	8,777,985
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	11,540,827	11,960,995
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	4,000,000	4,134,102
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,411,320	8,547,394
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	16,992,087	17,304,084
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	1,018,920	1,066,868
Total Non-U.S. Government Agency Issues (Cost $259,283,731)		261,016,865	3.5%
Total Commercial Mortgage-Backed Securities (Cost $269,204,924)		271,081,686	3.6%

Asset Backed Securities
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.670%, 11/15/2024	7,130,000	7,422,953
Series 2019-3, Class A, 2.000%, 04/15/2025	35,602,000	36,857,256
Bank of The West Auto Trust:
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	3,530,160	3,556,382
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	13,005,000	13,326,131
Capital One Multi-Asset Execution Trust,
Series 2019-A2, Class A2, 1.720%, 08/15/2024	2,000,000	2,055,623
Carmax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,650,884
Chesapeake Funding II LLC,
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	5,785,728	5,912,463
Conseco Financial Corp.,
Series 1998-3, Class A5, 6.220%, 03/01/2030	38,949	39,747
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	27,550,000	28,075,486
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024	2,700,000	2,790,072
Fifth Third Auto Trust,
Series 2019-1, Class A3, 2.640%, 12/15/2023	39,895,000	40,922,935
Ford Credit Auto Owner Trust:
Series 2020-A, Class A3, 1.040%, 08/15/2024	11,000,000	11,113,620
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	24,017,000	24,689,539
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%, 07/20/2023	9,500,000	9,514,736
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	23,600,000	24,112,219
Kookmin Bank,
2.125%, 10/21/2021 (1)(2)	3,400,000	3,412,852
PFS Financing Corp.:
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,725,000	11,861,155
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	13,015,000	13,226,142
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,210,000	6,399,416
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	7,475,000	7,702,600
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,413,003	1,421,324
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	926,962	935,843
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,918,653
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,976,980
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	1,982,016	1,983,793
Tesla Auto Lease Trust,
Series 2018-B, Class A, 3.710%, 08/20/2021 (2)	4,343,938	4,406,562
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	12,936,643	13,180,746
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	21,567,113	21,840,677
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	6,500,314	6,592,755
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	24,450,000	25,093,874
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.990%, 11/21/2022	8,868,000	9,018,016
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024	19,375,000	19,564,701
World Financial Network Credit Card Master Trust:
Series 2016-A, Class A, 2.030%, 04/15/2025	16,710,000	16,865,319
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	8,149,295
Total Asset Backed Securities (Cost $446,143,715)		456,590,749	6.1%
Total Long-Term Investments (Cost $7,265,979,568)		7,401,113,665	98.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.11% (5)	127,341,325	127,341,325
Total Short-Term Investment (Cost $127,341,325)		127,341,325	1.7%
Total Investments (Cost $7,393,320,893)		7,528,454,990	100.0%
Liabilities in Excess of Other Assets		(3,432,869)	(0.0)%
TOTAL NET ASSETS		$7,525,022,121	100.0%
Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $2,019,496,482, which represents 26.84% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.

Baird Intermediate Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$184,950,000	$190,036,125
1.875%, 03/31/2022	356,525,000	367,095,410
0.500%, 03/15/2023	12,100,000	12,205,402
2.500%, 05/15/2024	376,775,000	409,934,143
2.250%, 11/15/2025	311,925,000	343,641,437
2.000%, 11/15/2026	19,425,000	21,329,561
2.250%, 11/15/2027	190,800,000	214,888,500
3.125%, 11/15/2028	90,500,000	109,416,621
1.625%, 08/15/2029	87,025,000	94,955,833
1.500%, 02/15/2030	3,975,000	4,297,037
Total U.S. Treasury Securities (Cost $1,682,402,731)		1,767,800,069	36.9%

Other Government Related Securities
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,086,440
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,669,946
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (1)(2)	5,300,000	5,363,812
Total Other Government Related Securities (Cost $12,361,545)		13,120,198	0.3%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,285,439
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,638,026
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,912,915
Allegion PLC,
3.500%, 10/01/2029 (1)	1,020,000	1,069,469
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,523,000	4,718,488
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	4,005,000	4,241,988
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,429,392
4.750%, 01/23/2029	835,000	1,008,925
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	4,068,899
AT&T, Inc.:
3.950%, 01/15/2025	8,030,000	8,986,846
3.600%, 07/15/2025	2,575,000	2,860,508
4.300%, 02/15/2030	9,604,000	11,255,397
2.750%, 06/01/2031	7,900,000	8,225,394
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	5,150,000	5,867,556
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,381,208
Bemis Co, Inc.,
2.630%, 06/19/2030	4,525,000	4,639,419
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,529,751
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	8,000,000	8,689,347
3.150%, 11/15/2025 (2)	10,000,000	10,643,222
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,675,046
3.750%, 09/25/2027	5,000,000	5,217,243
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,984,684
Carrier Global Corp.,
2.242%, 02/15/2025 (2)	13,275,000	13,572,606
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	14,012,478
Charter Communications Operating LLC:
4.464%, 07/23/2022	10,548,000	11,250,425
4.908%, 07/23/2025	1,277,000	1,463,548
3.750%, 02/15/2028	5,830,000	6,355,353
4.200%, 03/15/2028	2,070,000	2,321,883
Cigna Corp.,
3.000%, 07/15/2023 (2)	5,655,000	6,011,407
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,600,608
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	3,074,615
4.200%, 01/15/2024	2,800,000	2,983,410
CNH Industrial NV:
4.500%, 08/15/2023 (1)	5,000,000	5,371,628
3.850%, 11/15/2027 (1)	2,243,000	2,363,959
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (1)	8,875,000	9,388,160
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	715,634
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,566,575
3.100%, 04/01/2025	8,925,000	9,834,547
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	3,085,235
3.500%, 05/09/2027	3,625,000	4,011,211
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,804,325
3.850%, 02/01/2025 (2)	2,800,000	3,056,865
3.350%, 09/15/2026 (2)	1,927,000	2,130,909
CVS Health Corp.:
4.000%, 12/05/2023	4,425,000	4,853,881
4.100%, 03/25/2025	3,340,000	3,777,347
3.625%, 04/01/2027	2,500,000	2,807,470
4.300%, 03/25/2028	15,125,000	17,689,725
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)	2,067,490	2,311,425
Daimler Finance North America LLC:
3.750%, 11/05/2021 (2)	6,800,000	7,029,727
1.750%, 03/10/2023 (2)	11,000,000	11,079,591
Dentsply Sirona,
3.250%, 06/01/2030	10,000,000	10,513,169
Diageo Capital PLC,
2.000%, 04/29/2030 (1)	3,275,000	3,388,159
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	4,000,000	4,111,797
5.450%, 06/15/2023 (2)	12,100,000	13,235,129
6.020%, 06/15/2026 (2)	3,000,000	3,439,426
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,412,208
Dow Chemical Co.,
4.550%, 11/30/2025	2,515,000	2,866,466
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,175,000	4,802,102
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,623,797
4.250%, 04/15/2024	5,700,000	6,128,894
Ecolab, Inc.,
4.800%, 03/24/2030	10,000,000	12,671,796
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025	10,000,000	10,324,596
Emerson Electric Co.,
1.950%, 10/15/2030	12,600,000	12,854,995
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	1,084,108
5.500%, 06/01/2027	17,931,000	19,985,919
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	8,305,000
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,584,350
Equifax, Inc.,
2.600%, 12/01/2024	5,000,000	5,287,939
Equinix, Inc.,
1.800%, 07/15/2027	7,000,000	6,996,290
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	4,825,000	4,891,716
Exxon Mobil Corp.:
1.571%, 04/15/2023	7,500,000	7,697,369
2.992%, 03/19/2025	13,550,000	14,712,384
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,583,302
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,373,000	2,540,570
3.875%, 06/05/2024	1,247,000	1,376,312
3.000%, 08/15/2026	2,027,000	2,245,923
4.250%, 05/15/2028	8,690,000	10,257,954
3.750%, 05/21/2029	7,000,000	8,202,120
Fiserv, Inc.:
4.750%, 06/15/2021	1,928,000	2,004,613
3.500%, 10/01/2022	3,050,000	3,223,336
2.250%, 06/01/2027	16,000,000	16,731,111
4.200%, 10/01/2028	1,035,000	1,214,475
FMC Corp.,
4.100%, 02/01/2024	4,685,000	5,057,208
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,007,600
3.336%, 03/18/2021	1,800,000	1,781,478
3.339%, 03/28/2022	2,000,000	1,934,400
2.979%, 08/03/2022	12,000,000	11,501,400
4.250%, 09/20/2022	1,545,000	1,514,424
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	5,775,000	6,299,860
3.250%, 09/15/2029	2,725,000	2,905,267
Fox Corp.,
4.030%, 01/25/2024	5,155,000	5,714,067
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	1,979,000	1,979,000
3.875%, 03/15/2023	1,100,000	1,100,000
General Electric Co.,
3.150%, 09/07/2022	3,125,000	3,272,583
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	5,325,000	5,468,935
4.200%, 11/06/2021	2,000,000	2,051,043
3.450%, 01/14/2022	1,475,000	1,499,165
3.150%, 06/30/2022	1,000,000	1,017,371
4.150%, 06/19/2023	1,325,000	1,384,933
2.900%, 02/26/2025	4,000,000	3,984,050
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	7,000,000	7,223,575
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	6,905,272
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,870,801
4.125%, 03/12/2024 (2)	5,000,000	5,358,761
4.625%, 04/29/2024 (2)	1,000,000	1,094,608
4.000%, 03/27/2027 (2)	4,850,000	5,198,144
3.875%, 10/27/2027 (2)	1,150,000	1,222,358
Global Payments, Inc.,
3.750%, 06/01/2023	2,325,000	2,504,412
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	8,129,000	8,515,342
3.875%, 06/27/2024 (1)(2)	5,340,000	5,735,061
HP, Inc.,
2.200%, 06/17/2025	18,325,000	18,914,382
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	4,997,979
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,333,628
Hyundai Capital America,
3.450%, 03/12/2021 (2)	9,000,000	9,105,190
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,454,312
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,910,580
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,423,486
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,226,194
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,127,336
7.800%, 08/01/2031	12,425,000	16,863,275
Kraft Heinz Foods Co.,
6.375%, 07/15/2028	7,929,000	9,393,027
Lear Corp.,
3.800%, 09/15/2027	1,000,000	1,015,027
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,164,192
Microchip Technology, Inc.,
3.922%, 06/01/2021	7,000,000	7,136,423
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	7,827,853
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,030,383
MPLX LP:
4.875%, 06/01/2025	10,219,000	11,407,262
4.800%, 02/15/2029	3,475,000	3,865,843
Newell Brands, Inc.,
3.850%, 04/01/2023	3,166,000	3,260,347
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,227,320
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,353,627
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	19,098,597
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	7,000,000	7,399,949
4.875%, 03/01/2024 (1)(2)	5,790,000	6,466,474
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	4,272,400
7.500%, 10/15/2026	1,288,000	1,072,260
ONEOK, Inc.:
7.500%, 09/01/2023	7,470,000	8,569,889
2.750%, 09/01/2024	3,300,000	3,329,399
Oracle Corp.,
2.800%, 04/01/2027	10,500,000	11,467,101
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,729,901
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (2)	8,000,000	8,230,574
3.950%, 03/10/2025 (2)	12,000,000	13,007,278
PepsiCo, Inc.,
2.625%, 03/19/2027	5,650,000	6,176,396
Phillips 66,
2.150%, 12/15/2030	10,000,000	9,707,053
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	2,134,592
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,084,030
4.000%, 08/01/2023 (1)(2)	5,000,000	5,344,700
Procter & Gamble Co.,
2.800%, 03/25/2027	10,000,000	11,120,597
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,180,919
Roper Technologies, Inc.:
3.800%, 12/15/2026	1,450,000	1,656,170
2.000%, 06/30/2030	14,675,000	14,685,950
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026	9,730,000	11,432,750
4.500%, 05/15/2030 (2)	4,500,000	4,995,919
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)	1,675,000	862,642
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	2,098,752
Shell International Finance BV:
2.375%, 04/06/2025 (1)	5,000,000	5,307,641
2.750%, 04/06/2030 (1)	5,000,000	5,420,942
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	4,143,524
Smithfield Foods, Inc.,
2.650%, 10/03/2021 (2)	8,000,000	7,911,687
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	6,145,000	6,941,447
Southern Natural Gas Co. LLC,
8.000%, 03/01/2032	2,523,000	3,658,802
Sysco Corp.:
2.500%, 07/15/2021	2,000,000	2,034,559
2.600%, 06/12/2022	150,000	154,592
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,893,235
3.900%, 05/25/2027	8,425,000	8,861,257
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	650,000	669,183
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	10,000,000	10,586,484
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	579,487
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,432,127
Vale Overseas Ltd.,
6.250%, 08/10/2026 (1)	3,830,000	4,505,038
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	5,456,133
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,505,181
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	949,084
4.125%, 03/16/2027	3,196,000	3,769,764
3.000%, 03/22/2027	13,000,000	14,421,407
4.329%, 09/21/2028	2,051,000	2,468,425
4.016%, 12/03/2029	5,628,000	6,711,832
VISA, Inc.,
1.900%, 04/15/2027	4,775,000	4,990,927
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,940,000	4,302,931
Volkswagen Group of America Finance LLC:
1.375%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,794,440
4.000%, 11/12/2021 (2)	8,000,000	8,328,022
2.850%, 09/26/2024 (2)	8,600,000	9,048,776
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	12,892,225
3.450%, 11/15/2026	5,000,000	5,146,903
Walgreens Boots Alliance, Inc.,
3.200%, 04/15/2030	6,335,000	6,544,715
Waste Management, Inc.,
3.125%, 03/01/2025	4,000,000	4,365,412
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	6,727,325
Williams Companies, Inc.:
4.125%, 11/15/2020	1,635,000	1,637,663
3.700%, 01/15/2023	1,775,000	1,876,638
4.300%, 03/04/2024	14,329,000	15,578,169
WRKCo, Inc.,
3.900%, 06/01/2028	8,275,000	9,178,247
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	700,268
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,626,018
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,915,673
4.500%, 11/13/2025	2,000,000	2,334,362
Total Industrials (Cost $1,082,101,596)		1,144,784,655	23.9%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,518,996
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	12,705,582
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025 (2)	14,925,000	17,064,336
Edison International:
2.950%, 03/15/2023	2,650,000	2,711,538
4.125%, 03/15/2028	13,600,000	14,384,334
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,692,295
3.500%, 04/06/2028 (1)(2)	13,550,000	14,575,342
Entergy Corp.,
2.800%, 06/15/2030	12,425,000	13,130,033
FirstEnergy Corp.,
2.050%, 03/01/2025	6,450,000	6,653,876
ITC Holdings Corp.,
2.950%, 05/14/2030 (2)	15,717,000	16,739,756
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	6,000,000	6,548,321
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,620,549
RGS I&M Funding Corp.,
9.820%, 12/07/2022	303,562	316,123
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,960,119
Total Utilities (Cost $110,072,345)		119,621,200	2.5%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	14,323,000	15,785,063
AerCap Holdings NV,
2.875%, 08/14/2024 (1)	5,000,000	4,694,450
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,227,469
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,178,666
Air Lease Corp.,
2.250%, 01/15/2023	3,800,000	3,755,959
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,476,120
4.125%, 02/15/2024	1,000,000	1,116,150
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	764,755
Anthem, Inc.:
3.350%, 12/01/2024	10,000,000	10,979,982
2.375%, 01/15/2025	12,000,000	12,736,155
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	1,200,000	1,221,257
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,576,137
Bank of America Corp.:
3.300%, 01/11/2023	4,710,000	5,026,873
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	3,500,000	3,635,410
4.000%, 04/01/2024	1,596,000	1,771,569
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	10,000,000	10,836,612
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,488,288
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,564,673
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,708,346
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,519,000	1,691,941
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	10,861,154
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,424,094
Bank of Nova Scotia:
1.625%, 05/01/2023 (1)	10,000,000	10,236,094
4.500%, 12/16/2025 (1)	7,000,000	7,953,438
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,646,593
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,406,974
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	2,026,000
3.684%, 01/10/2023 (1)	7,350,000	7,627,824
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	4,500,000	4,861,659
4.337%, 01/10/2028 (1)	2,275,000	2,525,638
BBVA USA:
2.875%, 06/29/2022	3,475,000	3,554,972
3.875%, 04/10/2025	4,200,000	4,436,907
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	10,000,000	10,584,726
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	5,000,000	5,236,188
BNZ International Funding Ltd.:
2.100%, 09/14/2021 (1)(2)	10,000,000	10,171,861
3.375%, 03/01/2023 (1)(2)	2,000,000	2,132,971
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	13,069,389
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	5,989,599
4.000%, 04/15/2024 (1)	3,500,000	3,879,005
4.625%, 07/11/2024 (1)(2)	10,000,000	10,906,915
Brown & Brown, Inc.:
4.200%, 09/15/2024	10,461,000	11,343,127
4.500%, 03/15/2029	5,000,000	5,388,105
Capital One Financial Corp.,
3.650%, 05/11/2027	3,000,000	3,288,615
Charles Schwab Corp.,
4.200%, 03/24/2025	10,000,000	11,474,138
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,081,469
3.750%, 06/16/2024	500,000	551,731
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,848,013
3.200%, 10/21/2026	5,000,000	5,480,634
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	10,144,821
Citizens Bank NA:
2.550%, 05/13/2021	2,000,000	2,032,719
2.250%, 04/28/2025	19,000,000	20,162,683
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,459,678
7.250%, 11/15/2023	1,980,000	2,308,176
4.500%, 03/01/2026	5,070,000	5,734,438
3.900%, 05/01/2029	4,000,000	4,407,767
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	2,250,000	2,380,546
4.625%, 12/01/2023 (1)	7,400,000	8,160,276
3.750%, 07/21/2026 (1)	1,276,000	1,405,882
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	7,400,000	7,658,924
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,037,312
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	4,298,612
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	7,000,000	7,239,249
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,690,323
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	3,002,487
3.150%, 01/22/2021 (1)	1,500,000	1,507,032
4.250%, 10/14/2021 (1)	7,000,000	7,182,086
3.300%, 11/16/2022 (1)	5,175,000	5,292,952
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,592,938
4.100%, 02/09/2027	9,000,000	9,836,907
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,298,980
FirstMerit Bank NA,
4.270%, 11/25/2026	1,650,000	1,857,032
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	5,000,000	5,271,015
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,096,819
3.500%, 01/23/2025	2,000,000	2,177,312
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,771,877
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,480,845
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,606,810
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,350,000	4,406,780
3.400%, 04/25/2023 (2)	9,000,000	9,679,718
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,625,000	3,838,225
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	10,000,000	10,011,578
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	5,509,455
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,052,816
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,504,617
3.600%, 05/25/2023 (1)	2,700,000	2,897,545
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,240,498
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,110,094
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,552,685
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,585,000	1,611,395
2.300%, 01/14/2022	1,300,000	1,334,328
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	2,000,000	2,085,139
5.800%, 09/25/2023 (1)(2)	986,000	1,106,728
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,355,629
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	5,011,464
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	11,049,956
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,086,651
4.850%, 01/15/2027	1,425,000	1,569,443
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,146,457
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,505,225
4.500%, 01/24/2022	3,000,000	3,183,847
2.250%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	5,091,342
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%) (3)	20,000,000	22,037,865
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	13,000,000	13,617,228
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	7,625,000	7,891,462
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	3,000,000	3,115,856
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	1,500,000	1,584,158
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,851,037
3.400%, 05/20/2026	2,200,000	2,426,811
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,000,000	10,225,148
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	1,048,507
4.569%, 02/01/2029 (2)	1,559,000	1,826,108
Life Storage LP,
3.875%, 12/15/2027	8,000,000	8,724,571
Lloyds Bank PLC:
3.000%, 01/11/2022 (1)	7,000,000	7,237,921
4.050%, 08/16/2023 (1)	4,580,000	4,976,170
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	5,482,000	5,712,700
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,454,131
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,293,982
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,714,626
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	12,053,000	13,794,676
MBIA Insurance Corp.,
12.479%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	500,000	200,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,377,080
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	1,656,000	1,685,220
2.998%, 02/22/2022 (1)	2,595,000	2,688,769
3.455%, 03/02/2023 (1)	2,000,000	2,138,009
2.193%, 02/25/2025 (1)	5,000,000	5,167,770
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	5,195,793
4.600%, 03/27/2024 (1)(2)	7,000,000	7,627,744
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,245,377
Morgan Stanley:
2.420%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,084,758
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	10,000,000	10,412,092
3.125%, 07/27/2026	4,600,000	5,070,581
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	236,387
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	5,268,409
4.000%, 09/14/2026 (1)(2)	10,000,000	10,809,947
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,520,058
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,208,418
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	12,850,000	13,639,265
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	7,160,987
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,304,655
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,702,503
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	7,723,083
Protective Life Corp.,
4.300%, 09/30/2028 (2)	1,400,000	1,519,646
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,770,105
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,921,038
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	5,000,000	5,050,911
2.750%, 01/21/2027 (2)	11,775,000	11,529,391
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	2,000,000	2,175,407
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	5,647,407
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,947,085
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	2,475,000	2,505,495
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	2,500,000	2,621,478
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,534,397
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,524,978
5.000%, 11/07/2023 (1)(2)	3,675,000	4,003,178
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,018,835
3.550%, 04/15/2024 (1)(2)	6,075,000	6,216,383
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	2,150,000	2,172,575
5.200%, 04/15/2021 (1)(2)	1,250,000	1,296,625
4.250%, 09/14/2023 (1)(2)	5,000,000	5,382,807
5.000%, 01/17/2024 (1)(2)	3,350,000	3,620,638
4.250%, 04/14/2025 (1)(2)	4,814,000	5,090,940
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	10,350,000	10,473,659
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,125,000	4,369,295
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	5,000,000	5,106,579
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	10,769,640
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,349,730
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,112,367
4.250%, 08/15/2024	5,275,000	5,539,446
3.700%, 08/04/2026	3,000,000	3,105,117
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,281,579
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	5,000,000	5,148,960
3.491%, 05/23/2023 (1)(2)	3,050,000	3,190,109
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,583,026
3.650%, 06/15/2026	2,410,000	2,670,741
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	7,500,000	7,509,598
Wells Fargo & Co.:
2.625%, 07/22/2022	10,000,000	10,418,098
1.990%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,036,125
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	5,000,000	5,079,055
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	5,000,000	5,153,223
2.188%, 04/30/2026 (SOFR + 2.000%) (3)	16,000,000	16,543,477
Westpac Banking Corp.,
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	2,000,000	2,038,759
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,820,642
4.500%, 09/15/2028	8,500,000	9,909,004
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,560,199
Total Financials (Cost $976,418,826)		1,034,579,430	21.6%
Total Corporate Bonds (Cost $2,168,592,767)		2,298,985,285	48.0%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,910,000	4,132,596
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,500,000
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,165,060
City of Berwyn IL:
5.790%, 12/01/2022	880,000	915,798
5.790%, 12/01/2022	2,265,000	2,338,228
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,449,845
County of Hamilton OH,
3.374%, 06/01/2034	10,000,000	10,977,300
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	2,069,780
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2020)	570,000	570,382
Massachusetts Educational Financing Authority,
5.000%, 01/01/2025	5,450,000	6,158,609
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,978,850
0.000%, 02/15/2022	2,000,000	1,964,780
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2024	2,100,000	2,351,916
5.000%, 12/01/2024	2,450,000	2,730,770
5.000%, 12/01/2025	1,680,000	1,912,798
5.000%, 12/01/2025	2,675,000	3,028,180
5.000%, 12/01/2026	1,550,000	1,784,964
5.000%, 12/01/2026	2,350,000	2,688,236
5.000%, 12/01/2027	1,000,000	1,165,280
5.000%, 12/01/2027	1,600,000	1,850,400
5.000%, 12/01/2028	1,225,000	1,441,310
5.000%, 12/01/2028	1,130,000	1,319,332
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	1,006,620
3.204%, 05/01/2026	1,995,000	2,016,406
3.272%, 05/01/2027	2,060,000	2,074,564
3.372%, 05/01/2028	2,130,000	2,142,631
3.422%, 05/01/2029	2,200,000	2,205,258
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	155,000	157,260
3.000%, 01/01/2033 (Callable 01/01/2025)	1,860,000	1,880,218
North East Independent School District,
5.240%, 08/01/2027	2,100,000	2,581,551
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026 (8)	3,440,000	3,441,789
2.363%, 04/15/2028 (8)	1,325,000	1,325,040
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,120,000	1,134,840
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,375,890
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,835,167
Total Municipal Bonds (Cost $81,242,667)		83,671,648	1.7%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-108, Class G, 7.000%, 09/25/2020	14	14
Series G-29, Class O, 8.500%, 09/25/2021	28	29
Series 1991-137, Class H, 7.000%, 10/25/2021	2,997	3,061
Series 1993-32, Class H, 6.000%, 03/25/2023	3,516	3,694
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	7,504	7,628
6.000%, 07/01/2028	2,791	3,154
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	1,600	1,661
Total U.S. Government Agency Issues (Cost $18,397)		19,241	0.0%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	17,326	17,207
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (6)	35,502	34,815
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	83,645	82,665
Series 2004-8CB, Class A, 0.455%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	329,233	327,718
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	28,696	28,417
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	180	185
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.525%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	463,795	461,699
Series 2005-W5, Class A1, 0.420%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	5,125,697	5,019,593
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	25,625	23,148
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	1,725,647	1,845,395
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.531%, 07/25/2034 (4)	659,691	638,627
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	30,806	31,971
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	110	111
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	7,748	7,732
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	12,340	12,524
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	409,305	388,590
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	640	604
Series 1999-2, Class A7F, 7.030%, 08/15/2030 (6)	126,657	127,970
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.805%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	602,837	601,365
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	363	365
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	375	373
Series 2006-A1, Class 2A1, 3.796%, 03/25/2036 (4)	247,433	223,103
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.415%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	246,852	246,745
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	2,857,227	3,069,690
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	1,188	1,145
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	816	823
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.485%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,085,614	1,081,245
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.855%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,083,716	1,076,029
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.185%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	418,666	418,006
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.860%, 10/25/2043 (4)	2,033,751	1,963,415
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	1,104,494	1,111,897
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	1,406,694	1,443,078
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	12,990,638	13,292,154
Series 2017-5, Class A1, 0.785%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	3,459,852	3,428,772
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	7,990,074	8,600,686
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	13,019,874	13,695,577
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 3.665%, 06/25/2034 (4)	1,722,021	1,663,920
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,132,342	2,297,577
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.185%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,085,962	2,012,529
Total Non-U.S. Government Agency Issues (Cost $63,459,060)		65,277,465	1.4%
Total Residential Mortgage-Backed Securities (Cost $63,477,457)		65,296,706	1.4%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,125,000	17,703,954
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,644,008
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	15,212,411
Series K038, Class A2, 3.389%, 03/25/2024	1,650,000	1,803,697
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,802,430
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,386,223
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,670,867
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,721,003
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,853,323
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	10,479,629
Series K062, Class A2, 3.413%, 12/25/2026	21,599,000	24,769,614
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	10,730,789
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	8,156,069
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	10,533,795
Series K083, Class A2, 4.050%, 09/25/2028 (4)	9,525,000	11,574,852
Total U.S. Government Agency Issues (Cost $155,056,505)		165,042,664	3.4%

Non-U.S. Government Agency Issues
CD Mortgage Trust,
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050	10,480,000	11,310,193
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	12,006,725
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	13,635,576	14,478,913
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	8,795,000	9,747,748
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,025,000	14,148,203
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	3,058,423	3,144,729
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,565,841
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	12,980,000	13,345,561
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,978,154
Series 2015-C27, Class A4, 3.753%, 12/17/2047	28,920,000	31,968,683
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,260,035
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	14,787,961	15,341,390
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,412,590
Series 2015-P2, Class A4, 3.809%, 12/17/2048	20,769,144	23,144,038
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,564,762	8,703,319
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	8,890,995	9,231,729
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	4,544,627	4,629,536
Total Non-U.S. Government Agency Issues (Cost $199,989,956)		206,417,387	4.3%
Total Commercial Mortgage-Backed Securities (Cost $355,046,461)		371,460,051	7.7%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,100,000	8,300,013
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	615,331	624,913
Series 1998-3, Class A5, 6.220%, 03/01/2030	71,147	72,605
Series 1998-4, Class A5, 6.180%, 04/01/2030	38,450	39,122
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	11,375,000	11,591,966
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026	4,000,000	4,275,454
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,579,764
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	15,050,000	15,376,648
MMAF Equipment Finance LLC:
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	1,338,370	1,341,759
Series 2020-A, Class A3, 0.970%, 04/09/2027 (2)	6,550,000	6,595,930
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	23,481	23,845
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,613,666
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	12,494,183
SoFi Consumer Loan Program LLC,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	747,687	752,090
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	13,929,244	14,127,332
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	19,075,000	20,302,095
Verizon Owner Trust,
Series 2019-C, Class A1A, 1.940%, 04/20/2024	10,900,000	11,181,571
Total Asset Backed Securities (Cost $129,186,127)		133,292,956	2.8%
Total Long-Term Investments (Cost $4,492,309,755)		4,733,626,913	98.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.11% (5)	136,113,797	136,113,797
Total Short-Term Investment (Cost $136,113,797)		136,113,797	2.8%
Total Investments (Cost $4,628,423,552)		4,869,740,710	101.6%
Liabilities in Excess of Other Assets		(76,154,352)	(1.6)%
TOTAL NET ASSETS		$4,793,586,358	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $891,416,602, which represents 18.60% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$1,140,350,000	$1,174,159,599
2.125%, 12/31/2022	554,875,000	581,903,483
2.500%, 05/15/2024	36,610,000	39,831,966
2.250%, 11/15/2025	46,300,000	51,007,770
2.000%, 11/15/2026	239,975,000	263,503,800
2.250%, 11/15/2027	9,300,000	10,474,125
1.625%, 08/15/2029	63,825,000	69,641,552
2.875%, 05/15/2043	791,550,000	1,034,054,949
2.500%, 02/15/2045	823,000,000	1,015,183,355
2.875%, 05/15/2049	304,750,000	412,293,416
Total U.S. Treasury Securities (Cost $4,231,579,727)		4,652,054,015	17.2%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,602,708
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,461,145
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,347,158
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	1,953,000	1,703,992
5.950%, 01/28/2031 (1)(2)	558,000	460,434
6.350%, 02/12/2048 (1)	8,500,000	6,312,525
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,653,239
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	10,000,000	10,776,718
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	14,771,112
Sinopec Group Overseas Development [2017] Ltd.:
2.250%, 09/13/2020 (1)(2)	9,125,000	9,141,972
3.000%, 04/12/2022 (1)(2)	15,000,000	15,420,338
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	10,495,529
Total Other Government Related Securities (Cost $81,623,810)		83,146,870	0.3%
Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046	4,700,000	6,747,619
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	24,000,000	25,214,443
3.250%, 10/01/2022 (2)	17,863,000	18,719,720
3.850%, 06/15/2024 (2)	12,067,000	13,220,052
3.800%, 03/15/2025 (2)	16,425,000	18,223,793
2.950%, 11/21/2026 (2)	9,625,000	10,468,615
4.550%, 03/15/2035 (2)	8,000,000	9,701,639
4.500%, 05/14/2035	9,000,000	10,841,516
4.300%, 05/14/2036	6,000,000	6,926,934
4.050%, 11/21/2039 (2)	12,700,000	14,852,140
Adventist Health System:
2.952%, 03/01/2029	19,250,000	19,882,187
3.630%, 03/01/2049	9,000,000	9,132,338
Agilent Technologies, Inc.,
2.100%, 06/04/2030	14,000,000	14,346,460
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040	10,425,000	10,968,894
Alcon Finance Corp.:
2.750%, 09/23/2026 (2)	14,770,000	15,889,189
3.800%, 09/23/2049 (2)	7,000,000	7,729,847
Allegion PLC,
3.500%, 10/01/2029 (1)	15,000,000	15,727,480
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	7,302,547
Amgen, Inc.:
3.150%, 02/21/2040	13,350,000	14,337,858
4.400%, 05/01/2045	12,300,000	15,303,251
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,743,617
Anglo American Capital PLC:
5.375%, 04/01/2025 (1)(2)	4,675,000	5,280,153
4.875%, 05/14/2025 (1)(2)	13,831,000	15,401,178
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,923,798
4.375%, 04/15/2038	7,000,000	7,948,890
5.450%, 01/23/2039	20,000,000	25,269,740
4.900%, 02/01/2046	37,000,000	45,276,357
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	8,900,000	9,454,978
4.500%, 06/20/2029 (1)(2)	8,000,000	8,584,695
Apple, Inc.:
2.400%, 05/03/2023	2,678,000	2,830,833
2.650%, 05/11/2050	10,000,000	10,474,727
ArcelorMittal:
3.600%, 07/16/2024 (1)	10,000,000	9,910,680
4.550%, 03/11/2026 (1)	13,000,000	13,174,516
4.250%, 07/16/2029 (1)	15,000,000	15,097,392
Archer-Daniels-Midland Co.,
3.250%, 03/27/2030	7,000,000	7,964,241
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	5,595,794
3.400%, 05/15/2025	23,200,000	25,495,850
3.600%, 07/15/2025	2,200,000	2,443,929
3.875%, 01/15/2026	7,000,000	7,886,565
4.125%, 02/17/2026	7,650,000	8,717,958
2.950%, 07/15/2026	6,250,000	6,802,158
3.800%, 02/15/2027	6,300,000	7,095,508
5.250%, 03/01/2037	10,000,000	12,364,504
4.900%, 08/15/2037	10,000,000	12,018,096
6.375%, 03/01/2041	11,764,000	16,667,511
6.250%, 03/29/2041	2,205,000	3,023,418
4.800%, 06/15/2044	1,375,000	1,628,330
4.750%, 05/15/2046	25,000,000	29,971,003
5.150%, 11/15/2046	16,599,000	20,560,322
5.150%, 02/15/2050	27,500,000	35,262,721
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	7,350,000	8,374,084
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	17,225,013
4.250%, 12/15/2025 (2)	14,440,000	16,578,699
Becton Dickinson and Co.:
3.250%, 11/12/2020	1,964,000	1,979,605
3.363%, 06/06/2024	6,300,000	6,799,424
3.734%, 12/15/2024	4,000,000	4,412,574
2.823%, 05/20/2030	15,000,000	15,871,642
4.875%, 05/15/2044	10,815,000	13,373,164
Bell Canada, Inc.:
4.464%, 04/01/2048 (1)	1,225,000	1,549,889
4.300%, 07/29/2049 (1)	4,123,000	5,058,480
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	19,257,054
Boardwalk Pipelines LP:
4.950%, 12/15/2024	27,631,000	29,587,187
5.950%, 06/01/2026	28,506,000	32,064,030
4.450%, 07/15/2027	7,000,000	7,351,198
4.800%, 05/03/2029	15,000,000	15,973,072
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	8,000,000	8,839,071
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	6,047,328
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022 (2)	6,450,000	6,848,769
3.250%, 02/20/2023 (2)	6,175,000	6,571,204
4.000%, 08/15/2023 (2)	2,477,000	2,730,600
4.125%, 06/15/2039 (2)	9,150,000	11,648,641
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	19,075,000	20,718,661
3.125%, 01/15/2025	12,000,000	12,818,341
3.150%, 11/15/2025 (2)	23,600,000	25,118,005
4.250%, 04/15/2026 (2)	52,000,000	57,871,066
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029	11,300,000	12,078,603
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,350,638
3.000%, 09/25/2022	15,000,000	15,633,593
3.250%, 08/15/2026	11,550,000	11,944,118
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,691,950
Cameron LNG LLC,
3.302%, 01/15/2035 (2)	20,000,000	22,050,707
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	11,595,857
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,185,111
Carlisle Companies, Inc.:
3.500%, 12/01/2024	5,000,000	5,410,435
2.750%, 03/01/2030	16,000,000	16,468,323
Carrier Global Corp.:
2.242%, 02/15/2025 (2)	8,125,000	8,307,151
2.493%, 02/15/2027 (2)	25,975,000	26,460,593
2.700%, 02/15/2031 (2)	18,500,000	18,445,820
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	20,000,000	20,413,994
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	11,231,469
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	12,240,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,367,290
5.150%, 03/15/2034	3,000,000	3,207,930
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,690,188
4.908%, 07/23/2025	54,750,000	62,748,054
3.750%, 02/15/2028	5,000,000	5,450,560
5.050%, 03/30/2029	26,000,000	30,690,596
6.384%, 10/23/2035	10,800,000	14,271,909
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,000,000	4,550,957
5.125%, 06/30/2027	18,219,000	20,020,332
Cigna Corp.:
3.900%, 02/15/2022 (2)	10,000,000	10,509,014
3.050%, 11/30/2022 (2)	10,000,000	10,523,430
3.000%, 07/15/2023 (2)	5,512,000	5,859,394
3.500%, 06/15/2024 (2)	9,000,000	9,830,586
4.125%, 11/15/2025	3,190,000	3,666,990
4.500%, 02/25/2026 (2)	9,810,000	11,412,021
2.400%, 03/15/2030	15,000,000	15,564,215
4.800%, 08/15/2038	5,000,000	6,335,534
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,195,876
CNH Industrial Capital LLC:
1.950%, 07/02/2023	22,275,000	22,421,182
4.200%, 01/15/2024	2,450,000	2,610,484
CNH Industrial NV,
3.850%, 11/15/2027 (1)	17,956,000	18,924,322
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	6,199,000	7,041,615
5.800%, 06/01/2045	10,776,000	13,135,665
Comcast Corp.:
3.300%, 04/01/2027	9,125,000	10,233,412
3.200%, 07/15/2036	6,000,000	6,635,306
3.969%, 11/01/2047	8,622,000	10,222,878
4.950%, 10/15/2058	10,000,000	14,222,776
CommonSpirit Health,
3.347%, 10/01/2029	12,900,000	13,268,896
Conagra Brands, Inc.:
4.950%, 08/15/2020	332,000	333,599
9.750%, 03/01/2021	4,548,000	4,788,743
7.125%, 10/01/2026	6,441,000	8,082,863
7.000%, 10/01/2028	4,300,000	5,728,840
5.300%, 11/01/2038	5,000,000	6,538,564
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	10,342,708
Costco Wholesale Corp.:
1.375%, 06/20/2027	8,600,000	8,782,290
1.600%, 04/20/2030	15,000,000	15,147,379
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	5,158,460
3.350%, 09/15/2026 (2)	4,450,000	4,920,886
4.800%, 02/01/2035 (2)	14,000,000	17,609,365
8.375%, 03/01/2039 (2)	19,011,000	31,056,816
CSX Corp.,
4.650%, 03/01/2068	9,000,000	11,733,313
CVS Health Corp.:
3.625%, 04/01/2027	3,000,000	3,368,964
3.250%, 08/15/2029	8,000,000	8,839,029
4.780%, 03/25/2038	33,000,000	41,005,864
5.125%, 07/20/2045	15,000,000	19,327,489
5.050%, 03/25/2048	19,300,000	25,280,928
Daimler Finance North America LLC:
3.400%, 02/22/2022 (2)	6,550,000	6,766,608
2.550%, 08/15/2022 (2)	30,000,000	30,770,849
1.750%, 03/10/2023 (2)	20,000,000	20,144,711
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	20,620,202
Dentsply Sirona,
3.250%, 06/01/2030	5,000,000	5,256,584
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	5,661,000	8,855,828
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	50,575,000	51,988,541
5.450%, 06/15/2023 (2)	15,043,000	16,454,218
6.020%, 06/15/2026 (2)	49,408,000	56,645,054
Dollar General Corp.,
3.500%, 04/03/2030	7,000,000	7,862,696
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,324,939
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,502,041
5.319%, 11/15/2038	29,000,000	36,768,121
DXC Technology Co.:
4.250%, 04/15/2024	54,525,000	58,627,713
4.750%, 04/15/2027	28,201,000	30,920,671
EI du Pont de Nemours and Co.,
2.300%, 07/15/2030	7,450,000	7,738,871
Elanco Animal Health, Inc.,
4.272%, 08/28/2023	10,000,000	10,500,000
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	15,000,000	15,396,993
Emerson Electric Co.,
2.750%, 10/15/2050	16,158,000	16,280,194
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,897,646
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,194,380
7.375%, 10/15/2045	20,000,000	28,656,261
Encana Corp.,
3.900%, 11/15/2021	20,000,000	19,950,509
Energy Transfer Operating LP:
5.500%, 06/01/2027	5,468,000	6,094,641
5.800%, 06/15/2038	7,797,000	7,945,916
6.000%, 06/15/2048	10,000,000	10,371,776
6.250%, 04/15/2049	3,850,000	4,081,432
Energy Transfer Partners LP:
4.050%, 03/15/2025	21,190,000	22,485,389
6.050%, 06/01/2041	1,968,000	2,031,638
6.500%, 02/01/2042	5,621,000	6,088,872
5.950%, 10/01/2043	3,550,000	3,637,777
6.125%, 12/15/2045	5,797,000	5,974,513
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	19,748,107
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	9,383,750
5.750%, 03/01/2035	4,930,000	6,097,080
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,405,000	10,475,026
4.000%, 08/01/2024	3,000,000	2,841,870
4.125%, 12/01/2026	10,000,000	9,168,700
Equinix, Inc.,
2.150%, 07/15/2030	9,675,000	9,590,150
ERAC USA Finance LLC,
3.300%, 12/01/2026 (2)	20,225,000	20,538,194
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,500,000	3,592,105
2.992%, 03/19/2025	33,700,000	36,590,949
3.294%, 03/19/2027	10,000,000	11,222,176
3.482%, 03/19/2030	22,250,000	25,321,869
2.610%, 10/15/2030	14,500,000	15,522,843
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	17,403,247
Ferguson Finance PLC:
4.500%, 10/24/2028 (1)(2)	34,125,000	37,884,515
3.250%, 06/02/2030 (1)(2)	28,100,000	28,788,459
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	12,188,000	13,048,658
3.875%, 06/05/2024	582,000	642,353
4.500%, 08/15/2046	17,040,000	21,029,963
Fiserv, Inc.:
3.500%, 10/01/2022	5,410,000	5,717,459
3.200%, 07/01/2026	11,650,000	12,894,335
4.200%, 10/01/2028	5,000,000	5,867,028
2.650%, 06/01/2030	28,900,000	30,621,573
4.400%, 07/01/2049	3,500,000	4,259,793
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (2)	18,500,000	18,944,841
FMC Corp.:
4.100%, 02/01/2024	46,920,000	50,647,644
3.200%, 10/01/2026	5,000,000	5,397,418
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,180,874
4.375%, 05/10/2043 (1)	1,874,000	2,263,963
3.500%, 01/16/2050 (1)	20,500,000	21,159,288
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	25,000,000	24,625,000
3.336%, 03/18/2021	7,500,000	7,422,825
3.339%, 03/28/2022	5,000,000	4,836,000
2.979%, 08/03/2022	34,690,000	33,248,631
3.087%, 01/09/2023	5,900,000	5,619,750
4.140%, 02/15/2023	10,000,000	9,784,500
5.584%, 03/18/2024	9,350,000	9,440,695
3.664%, 09/08/2024	5,565,000	5,246,181
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	5,189,617
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	15,992,296
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	15,730,015
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	14,200,000	15,402,462
General Dynamics Corp.:
3.250%, 04/01/2025	4,000,000	4,436,089
3.500%, 04/01/2027	10,500,000	12,004,977
General Electric Co.:
3.150%, 09/07/2022	11,538,000	12,082,899
3.100%, 01/09/2023	2,850,000	2,984,790
3.450%, 05/01/2027	4,000,000	4,094,057
3.625%, 05/01/2030	10,000,000	10,011,307
6.150%, 08/07/2037	13,124,000	15,295,754
6.875%, 01/10/2039	5,000,000	6,142,387
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	9,000,000	9,014,103
4.200%, 03/01/2021	30,000,000	30,398,908
4.375%, 09/25/2021	2,675,000	2,747,305
3.450%, 01/14/2022	5,000,000	5,081,917
3.150%, 06/30/2022	6,000,000	6,104,225
5.100%, 01/17/2024	33,000,000	35,273,551
2.900%, 02/26/2025	13,000,000	12,948,162
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	24,000,000	24,766,543
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	6,036,202
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	14,636,077
4.625%, 04/29/2024 (2)	35,620,000	38,989,937
4.000%, 04/16/2025 (2)	4,450,000	4,835,719
4.000%, 03/27/2027 (2)	25,550,000	27,384,036
3.875%, 10/27/2027 (2)	2,000,000	2,125,839
4.875%, 03/12/2029 (2)	11,000,000	12,398,992
Global Payments, Inc.:
4.000%, 06/01/2023	19,700,000	21,356,087
2.900%, 05/15/2030	14,467,000	15,181,015
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,336,951
3.875%, 06/27/2024 (1)(2)	18,220,000	19,567,941
4.875%, 06/27/2044 (1)(2)	7,400,000	8,273,917
4.700%, 11/10/2047 (1)(2)	25,000,000	27,605,750
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,698,869
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,693,506
Halliburton Co.,
3.800%, 11/15/2025	551,000	595,147
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	35,192,622
4.500%, 02/15/2027	5,000,000	5,574,854
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	10,000,000	10,062,800
4.400%, 10/15/2022	15,150,000	16,218,539
HP, Inc.:
2.200%, 06/17/2025	15,000,000	15,482,441
3.000%, 06/17/2027	35,000,000	36,694,567
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	12,163,800
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	19,991,918
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,510,667
Hyundai Capital America:
2.750%, 09/18/2020 (2)	6,000,000	6,013,060
3.000%, 03/18/2021 (2)	15,000,000	15,146,803
3.750%, 07/08/2021 (2)	12,950,000	13,193,364
3.950%, 02/01/2022 (2)	17,222,000	17,714,245
3.100%, 04/05/2022 (2)	21,255,000	21,681,732
3.000%, 06/20/2022 (2)	6,222,000	6,337,441
3.400%, 06/20/2024 (2)	19,025,000	19,622,464
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,162,131
Infor, Inc.,
1.750%, 07/15/2025 (2)	17,375,000	17,447,591
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (1)	10,000,000	11,962,620
Ingredion, Inc.,
2.900%, 06/01/2030	26,775,000	28,508,544
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	13,712,422
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,541,237
2.375%, 03/15/2030	9,125,000	9,316,725
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,121,507
4.500%, 02/15/2047 (1)	4,400,000	5,014,256
4.950%, 07/02/2064 (1)(7)	1,713,000	2,033,212
Kansas City Southern:
4.700%, 05/01/2048	10,075,000	12,708,460
3.500%, 05/01/2050	12,000,000	12,822,591
Kellogg Co.,
2.100%, 06/01/2030	20,000,000	20,258,782
Keysight Technologies, Inc.,
4.600%, 04/06/2027	22,450,000	26,423,561
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,963,707
6.950%, 01/15/2038	14,008,000	18,772,977
6.500%, 09/01/2039	5,359,000	6,747,029
7.500%, 11/15/2040	6,617,000	9,339,083
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,244,310
5.625%, 11/15/2023 (2)	5,017,000	5,655,844
8.050%, 10/15/2030	3,670,000	4,834,499
7.800%, 08/01/2031	14,995,000	20,351,293
7.750%, 01/15/2032	26,569,000	37,134,367
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	563,000	563,000
4.000%, 06/15/2023	7,000,000	7,378,152
3.000%, 06/01/2026	10,000,000	10,078,785
5.000%, 07/15/2035	14,740,000	16,218,188
L3Harris Technologies, Inc.,
3.832%, 04/27/2025	5,000,000	5,580,286
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,489,472
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,170,471
Leidos, Inc.:
3.625%, 05/15/2025 (2)	12,925,000	14,084,502
4.375%, 05/15/2030 (2)	11,500,000	12,954,175
Lennar Corp.,
4.125%, 01/15/2022	496,000	502,200
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	6,117,115
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,317,367
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	5,064,442
3.950%, 03/01/2050	5,100,000	5,100,497
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,928,006
3.625%, 09/15/2024	1,600,000	1,706,003
4.750%, 09/15/2044	1,500,000	1,563,687
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030	10,650,000	10,729,789
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	6,200,000	6,240,958
6.250%, 05/01/2037	893,000	1,117,943
Masco Corp.,
4.450%, 04/01/2025	5,000,000	5,662,985
McDonald's Corp.:
3.300%, 07/01/2025	3,000,000	3,332,809
3.500%, 07/01/2027	6,000,000	6,812,931
Medtronic, Inc.,
3.150%, 03/15/2022	1,562,000	1,637,741
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	20,370,409
4.333%, 06/01/2023	16,455,000	17,750,995
Microsoft Corp.:
3.950%, 08/08/2056	9,903,000	12,728,069
2.675%, 06/01/2060	2,097,000	2,181,574
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	9,365,000	9,758,107
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	38,696,546
5.450%, 11/15/2033	2,000,000	2,122,816
4.875%, 11/15/2041	5,000,000	4,915,517
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,622,549
5.250%, 01/15/2025	9,276,000	9,645,454
4.000%, 02/15/2025	6,000,000	6,411,868
4.875%, 06/01/2025	18,665,000	20,835,361
4.125%, 03/01/2027	11,700,000	12,463,085
4.500%, 04/15/2038	5,725,000	5,726,079
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,104,536
3.950%, 06/15/2026 (1)	32,400,000	36,224,873
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	5,254,918
4.550%, 04/15/2028	14,500,000	16,659,541
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,447,000
NIKE, Inc.,
2.850%, 03/27/2030	7,000,000	7,784,462
Norfolk Southern Corp.,
3.050%, 05/15/2050	15,000,000	15,444,226
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,586,534
4.200%, 04/01/2029 (1)	7,000,000	8,123,250
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	26,190,000	28,016,424
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	8,937,500
7.500%, 05/01/2031	7,170,000	6,666,021
7.875%, 09/15/2031	6,320,000	5,984,281
ONEOK, Inc.:
7.500%, 09/01/2023	5,000,000	5,736,205
2.750%, 09/01/2024	1,200,000	1,210,690
Oracle Corp.,
2.800%, 04/01/2027	41,225,000	45,022,025
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	47,385,027
Otis Worldwide Corp.,
3.362%, 02/15/2050 (2)	3,025,000	3,203,370
PACCAR Financial Corp.,
2.650%, 04/06/2023	15,000,000	15,830,877
Pactiv LLC,
7.950%, 12/15/2025	286,000	304,590
Penske Truck Leasing Co.,
2.700%, 11/01/2024 (2)	5,275,000	5,427,035
PepsiCo, Inc.,
2.750%, 03/19/2030	22,000,000	24,522,828
PerkinElmer, Inc.,
3.300%, 09/15/2029	24,200,000	25,937,779
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	349,511
4.250%, 07/15/2022 (1)(2)	20,527,000	21,907,032
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,316,415
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,570,808
Phillips 66:
2.150%, 12/15/2030	12,000,000	11,648,464
5.875%, 05/01/2042	6,000,000	8,115,563
4.875%, 11/15/2044	21,130,000	26,159,853
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,201,888
3.550%, 10/01/2026	7,000,000	7,586,020
3.150%, 12/15/2029	12,000,000	12,285,800
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	9,742,551
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	984,029
Procter & Gamble Co.,
3.000%, 03/25/2030	9,150,000	10,475,668
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (2)	9,578,000	10,777,601
7.500%, 09/15/2029	8,000,000	11,440,781
2.250%, 07/01/2030	12,375,000	12,888,573
4.350%, 04/15/2047 (2)	9,175,000	11,122,099
3.125%, 07/01/2050	6,000,000	6,376,718
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,449,080
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	641,564
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	20,001,257
5.875%, 06/30/2026	60,000,000	70,500,000
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	2,298,490
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,909,649
Shell International Finance BV:
2.375%, 04/06/2025 (1)	8,875,000	9,421,063
3.250%, 05/11/2025 (1)	5,725,000	6,342,197
2.750%, 04/06/2030 (1)	8,750,000	9,486,648
4.125%, 05/11/2035 (1)	10,000,000	12,083,579
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,869,493
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	27,791,725
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,764,669
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,933,765
3.350%, 02/01/2022 (2)	30,802,000	30,564,389
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,315,000
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	61,307,000	69,252,940
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,943,778
Steel Dynamics, Inc.:
2.400%, 06/15/2025	5,000,000	5,149,495
3.250%, 01/15/2031	7,000,000	7,139,625
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	12,604,383
5.400%, 10/01/2047	7,425,000	7,428,811
Suntory Holdings Ltd.:
2.550%, 06/28/2022 (1)(2)	16,500,000	16,967,540
2.250%, 10/16/2024 (1)(2)	8,500,000	8,852,983
Sysco Corp.:
5.650%, 04/01/2025	10,165,000	11,865,272
3.300%, 07/15/2026	11,550,000	12,369,642
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)(8)	25,000,000	24,918,897
Target Corp.,
2.250%, 04/15/2025	15,850,000	16,951,731
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	33,339,638
3.900%, 05/25/2027	10,327,000	10,861,745
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	6,515,250
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	8,830,000	9,090,597
4.665%, 03/06/2038 (1)	4,000,000	4,787,188
5.213%, 03/08/2047 (1)	7,225,000	8,998,936
5.520%, 03/01/2049 (1)	10,375,000	13,644,538
Telefonica Emisiones SAU,
4.895%, 03/06/2048 (1)	12,550,000	15,137,703
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	23,617,188
3.150%, 10/01/2026 (1)	15,000,000	13,393,200
Textron, Inc.,
3.000%, 06/01/2030	19,675,000	19,587,888
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	8,450,762
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,174,777
6.750%, 06/15/2039	2,767,000	3,676,802
Timken Co.:
3.875%, 09/01/2024	6,255,000	6,562,616
4.500%, 12/15/2028	6,550,000	7,060,268
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,403,886
4.600%, 03/15/2048	5,150,000	5,856,213
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,495,824
3.900%, 02/01/2045 (2)	10,250,000	11,945,721
4.600%, 02/01/2049 (2)	8,325,000	10,785,598
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	12,861,940
Upjohn, Inc.:
3.850%, 06/22/2040 (2)	5,000,000	5,373,272
4.000%, 06/22/2050 (2)	11,000,000	11,699,436
UPMC,
3.600%, 04/03/2025	45,000,000	48,732,383
Valaris PLC,
5.200%, 03/15/2025 (1)	4,000,000	339,800
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	15,806,000	18,591,808
8.250%, 01/17/2034 (1)	8,526,000	11,947,057
6.875%, 11/21/2036 (1)	3,483,000	4,550,540
6.875%, 11/10/2039 (1)	16,643,000	21,719,281
Valero Energy Corp.:
2.850%, 04/15/2025	15,000,000	15,829,143
4.000%, 04/01/2029	15,475,000	17,213,938
6.625%, 06/15/2037	2,100,000	2,792,627
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	11,337,522
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,675,913
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,546,695
4.329%, 09/21/2028	3,077,000	3,703,239
4.500%, 08/10/2033	16,325,000	20,335,250
4.272%, 01/15/2036	8,148,000	10,076,543
5.250%, 03/16/2037	28,793,000	38,546,958
4.812%, 03/15/2039	36,839,000	48,121,929
4.862%, 08/21/2046	2,500,000	3,394,891
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,514,826
5.000%, 05/30/2038 (1)	6,800,000	8,546,349
4.375%, 02/19/2043 (1)	15,554,000	18,102,084
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	9,207,670
4.250%, 11/13/2023 (2)	17,350,000	18,986,292
2.850%, 09/26/2024 (2)	14,000,000	14,730,565
3.350%, 05/13/2025 (2)	10,000,000	10,672,358
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	3,972,830
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,806,485
4.400%, 03/15/2024	24,825,000	26,318,056
3.450%, 11/15/2026	19,315,000	19,882,485
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,583,431
3.450%, 06/01/2026	5,934,000	6,427,677
3.200%, 04/15/2030	13,575,000	14,024,389
4.500%, 11/18/2034	4,750,000	5,310,077
4.800%, 11/18/2044	8,520,000	9,225,759
Waste Connections, Inc.,
2.600%, 02/01/2030 (1)	7,525,000	7,940,049
Waste Management, Inc.,
3.450%, 06/15/2029	5,000,000	5,150,365
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,429,518
3.950%, 06/01/2025	8,000,000	7,493,760
Western Midstream Operating LP,
3.100%, 02/01/2025	20,000,000	18,950,000
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	11,262,534
Williams Companies, Inc.:
3.600%, 03/15/2022	10,176,000	10,575,001
3.700%, 01/15/2023	1,690,000	1,786,771
4.300%, 03/04/2024	7,310,000	7,947,269
4.550%, 06/24/2024	7,000,000	7,766,130
3.900%, 01/15/2025	3,160,000	3,459,679
8.750%, 03/15/2032	4,000,000	5,931,393
6.300%, 04/15/2040	2,767,000	3,332,432
4.850%, 03/01/2048	7,000,000	7,656,979
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	12,891,231
4.500%, 03/04/2029 (1)(2)	10,000,000	10,776,936
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	15,833,518
Xylem, Inc.:
1.950%, 01/30/2028	10,000,000	10,085,763
2.250%, 01/30/2031	9,325,000	9,383,641
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	15,044,996
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,996,000	22,804,249
5.750%, 11/30/2039	9,850,000	12,651,786
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,854,160
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,189,611
3.250%, 02/01/2023	34,200,000	36,095,471
4.700%, 02/01/2043	3,568,000	4,703,898
Total Industrials (Cost $5,796,993,133)		6,227,483,409	23.1%

Utilities
Ameren Corp.:
2.700%, 11/15/2020	10,000,000	10,061,194
3.500%, 01/15/2031	20,000,000	22,452,388
American Electric Power Co., Inc.,
3.250%, 03/01/2050	10,175,000	10,497,999
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,257,255
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	15,310,839
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025 (2)	5,000,000	5,716,696
3.700%, 07/15/2030 (2)	18,425,000	21,564,946
Consumers Energy Co.,
3.500%, 08/01/2051	9,400,000	11,141,590
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	15,478,963
3.375%, 04/01/2030	10,000,000	11,038,305
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	10,849,573
Edison International,
2.950%, 03/15/2023	5,000,000	5,116,109
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	20,589,453
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,240,434
3.625%, 05/25/2027 (1)(2)	22,790,000	24,882,190
3.500%, 04/06/2028 (1)(2)	8,000,000	8,605,368
4.875%, 06/14/2029 (1)(2)	6,615,000	7,813,629
6.800%, 09/15/2037 (1)(2)	4,565,000	6,329,637
4.750%, 05/25/2047 (1)(2)	34,392,000	41,040,225
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	14,443,287
Essential Utilities, Inc.,
2.704%, 04/15/2030	14,100,000	14,742,162
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	7,050,152
Exelon Corp.:
4.050%, 04/15/2030	8,900,000	10,276,836
4.950%, 06/15/2035	3,500,000	4,312,747
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,488,226
3.400%, 03/01/2050	15,000,000	15,838,756
Interstate Power and Light Co.,
2.300%, 06/01/2030	9,350,000	9,526,270
ITC Holdings Corp.:
3.350%, 11/15/2027	25,581,000	28,302,297
2.950%, 05/14/2030 (2)	10,000,000	10,650,732
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	5,027,454
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	7,331,116
NiSource, Inc.:
3.600%, 05/01/2030	4,585,000	5,251,713
5.250%, 02/15/2043	5,779,000	7,428,920
3.950%, 03/30/2048	11,750,000	13,592,192
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	9,500,000	10,368,175
RGS I&M Funding Corp.,
9.820%, 12/07/2022	526,056	547,824
Southern Co.,
4.250%, 07/01/2036	5,525,000	6,293,002
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,860,214
Xcel Energy, Inc.,
3.400%, 06/01/2030	15,000,000	17,234,286
Total Utilities (Cost $417,080,797)		455,553,154	1.7%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	8,271,598
4.750%, 07/28/2025 (1)(2)	59,016,000	65,040,235
4.800%, 04/18/2026 (1)(2)	19,705,000	21,945,853
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	20,000,000	19,875,420
2.875%, 08/14/2024 (1)	20,000,000	18,777,798
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,357,332
Air Lease Corp.:
4.250%, 02/01/2024	8,550,000	8,798,040
2.300%, 02/01/2025	15,000,000	14,345,402
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,118,689
4.875%, 06/01/2022	17,698,000	19,102,395
4.125%, 02/15/2024	893,000	996,722
3.750%, 07/10/2025	12,135,000	13,429,088
3.875%, 01/15/2035	4,875,000	5,587,730
6.820%, 11/15/2037	1,410,000	1,986,690
Ameriprise Financial, Inc.,
3.000%, 04/02/2025	13,700,000	14,870,029
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	270,699
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	6,368,078
5.100%, 01/15/2044	1,584,000	2,085,672
4.375%, 12/01/2047	8,650,000	10,763,084
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,386,734
2.750%, 02/03/2021 (1)(2)	3,000,000	3,037,820
3.400%, 03/19/2024 (1)(2)	2,000,000	2,163,856
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,722,235
3.875%, 12/15/2025 (1)	9,126,000	10,361,436
4.450%, 05/24/2043 (1)	1,274,000	1,486,538
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,796,745
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	48,238,453
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	5,000,000	5,099,662
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,520,405
2.746%, 05/28/2025 (1)	7,000,000	7,254,205
5.179%, 11/19/2025 (1)	14,000,000	15,760,218
4.379%, 04/12/2028 (1)	13,400,000	14,971,615
3.490%, 05/28/2030 (1)	5,000,000	5,369,029
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	29,026,788
3.300%, 01/11/2023	7,000,000	7,470,936
4.125%, 01/22/2024	15,000,000	16,660,215
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	28,881,000	31,325,545
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	16,227,646
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	17,775,000	18,673,668
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%) (3)	9,000,000	10,044,730
3.248%, 10/21/2027	6,000,000	6,617,243
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%) (3)	5,000,000	5,519,535
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	13,000,000	13,629,091
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	60,000,000	63,488,735
7.750%, 05/14/2038	1,138,000	1,860,423
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	16,626,378
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,434,464
4.500%, 12/16/2025 (1)	8,500,000	9,657,747
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,198,304
3.750%, 03/10/2024 (1)(2)	2,800,000	3,068,098
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	5,197,859
3.750%, 07/20/2023 (1)(2)	34,100,000	36,856,101
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	13,809,413
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,333,275
3.684%, 01/10/2023 (1)	25,475,000	26,437,935
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,529,100
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	14,003,147
3.650%, 03/16/2025 (1)	8,100,000	8,781,291
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	34,300,000	37,056,641
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,448,634
BBVA USA:
2.875%, 06/29/2022	8,000,000	8,184,108
3.875%, 04/10/2025	36,235,000	38,278,890
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,541,402
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	8,570,000	9,071,110
3.375%, 01/09/2025 (1)(2)	8,350,000	9,025,008
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	17,100,000	17,907,764
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	15,000,000	15,360,242
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	14,000,000	14,201,223
2.650%, 11/03/2022 (1)(2)	20,350,000	21,210,197
3.375%, 03/01/2023 (1)(2)	20,000,000	21,329,711
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	25,579,766
4.000%, 04/15/2024 (1)	2,500,000	2,770,718
5.150%, 07/21/2024 (1)(2)	31,285,000	34,914,148
2.375%, 01/14/2025 (1)(2)	12,000,000	12,414,167
4.500%, 03/15/2025 (1)(2)	38,254,000	41,768,112
Brown & Brown, Inc.,
4.500%, 03/15/2029	23,825,000	25,674,322
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	40,438,238
Capital One Financial Corp.:
3.200%, 01/30/2023	6,550,000	6,898,257
3.900%, 01/29/2024	4,550,000	4,948,053
3.300%, 10/30/2024	2,998,000	3,225,792
3.650%, 05/11/2027	26,000,000	28,501,330
Capital One NA,
3.375%, 02/15/2023	45,962,000	48,386,032
Charles Schwab Corp.,
4.200%, 03/24/2025	15,000,000	17,211,206
Citigroup, Inc.:
2.350%, 08/02/2021	6,100,000	6,217,346
2.750%, 04/25/2022	11,575,000	11,996,018
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,618,596
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	21,178,946
1.780%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,071,051
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	24,570,898
3.750%, 06/16/2024	1,000,000	1,103,463
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	6,104,709
3.700%, 01/12/2026	4,500,000	5,025,660
3.106%, 04/08/2026 (SOFR + 2.750%) (3)	20,000,000	21,511,503
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	8,566,737
0.000%, 06/03/2031 (SOFR + 2.107%) (3)	25,000,000	25,856,509
Citizens Bank NA:
2.250%, 04/28/2025	20,000,000	21,223,876
3.750%, 02/18/2026	12,120,000	13,604,318
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	10,000,000	10,822,137
3.250%, 04/30/2030	28,025,000	30,287,924
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,587,166
7.250%, 11/15/2023	4,000,000	4,662,982
4.500%, 03/01/2026	14,000,000	15,834,739
3.450%, 08/15/2027	12,000,000	12,800,279
3.900%, 05/01/2029	8,000,000	8,815,535
Comerica Bank,
4.000%, 07/27/2025	10,000,000	10,838,813
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	15,000,000	16,932,067
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	10,000,000	10,640,579
3.743%, 09/12/2039 (1)(2)	23,500,000	25,243,591
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	16,133,086
4.375%, 08/04/2025 (1)	20,397,000	22,956,772
3.750%, 07/21/2026 (1)	12,000,000	13,221,463
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,536,196
3.750%, 04/24/2023 (1)(2)	5,000,000	5,350,690
4.375%, 03/17/2025 (1)(2)	4,204,000	4,645,474
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,808,064
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,777,325
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,634,300
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,946,487
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,250,000	12,668,685
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	15,000,000	15,191,970
4.282%, 01/09/2028 (1)(2)	16,390,000	18,356,948
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	12,144,833
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,666,021
4.550%, 04/17/2026 (1)	2,000,000	2,299,719
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,647,023
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,374,824
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,301,113
2.950%, 08/20/2020 (1)	575,000	575,477
3.125%, 01/13/2021 (1)	1,625,000	1,633,014
3.150%, 01/22/2021 (1)	3,000,000	3,014,063
4.250%, 10/14/2021 (1)	36,125,000	37,064,693
5.000%, 02/14/2022 (1)	10,000,000	10,438,315
3.300%, 11/16/2022 (1)	22,175,000	22,680,426
3.700%, 05/30/2024 (1)	10,000,000	10,421,965
Discover Bank:
3.350%, 02/06/2023	8,600,000	9,071,934
4.200%, 08/08/2023	20,000,000	21,839,255
3.450%, 07/27/2026	22,000,000	23,784,598
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,935,567
4.100%, 02/09/2027	9,150,000	10,000,855
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	12,451,810
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,304,922
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	5,177,181
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,621,268
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	30,000,000	31,024,412
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,286,658
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	8,975,000	9,461,472
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035 (1)	15,000,000	15,251,299
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	13,108,510
4.550%, 09/15/2028	5,000,000	5,780,949
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	6,175,000	6,214,296
3.000%, 04/26/2022	20,000,000	20,387,276
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,439,604
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	8,311,266
1.963%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,078,160
3.850%, 07/08/2024	3,000,000	3,307,731
3.500%, 01/23/2025	3,000,000	3,265,969
3.500%, 04/01/2025	5,000,000	5,482,538
3.750%, 05/22/2025	5,000,000	5,539,878
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	16,165,187
2.637%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,135,060
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	7,589,431
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	11,634,870
3.800%, 03/15/2030	30,000,000	34,054,523
6.345%, 02/15/2034	1,053,000	1,449,986
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,474,894
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	6,351,835
4.850%, 01/24/2077 (2)	22,227,000	28,413,183
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	23,170,000	28,292,251
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	7,380,732
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	6,125,000	6,132,092
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,493,614
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	2,975,354
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	6,230,983
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	4,122,280
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	17,600,000	18,232,867
3.600%, 05/25/2023 (1)	2,275,000	2,441,450
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,448,232
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	28,678,404
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	8,287,220
4.375%, 11/23/2026 (1)	10,000,000	11,138,932
4.950%, 03/31/2030 (1)	7,000,000	8,410,948
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,220,188
HSBC USA, Inc.:
5.000%, 09/27/2020	3,716,000	3,754,778
9.125%, 05/15/2021	625,000	668,325
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,726,564
2.300%, 01/14/2022	26,450,000	27,148,441
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	7,073,000	7,939,037
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,226,876
3.750%, 01/15/2026 (1)	4,900,000	5,365,325
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	25,062,580
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,724,671
4.850%, 01/15/2027	4,600,000	5,066,273
4.150%, 01/23/2030	10,000,000	10,777,143
6.250%, 01/15/2036	1,390,000	1,592,504
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,484,379
JPMorgan Chase & Co.:
4.250%, 10/15/2020	886,000	896,031
2.295%, 08/15/2021	18,000,000	18,037,620
2.250%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,167,850
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	16,057,673
3.125%, 01/23/2025	14,000,000	15,258,435
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	10,000,000	10,474,791
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	50,000,000	51,747,290
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	76,000,000	78,935,011
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	28,000,000	29,570,949
5.600%, 07/15/2041	4,106,000	5,928,077
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,738,815
3.400%, 05/20/2026	18,965,000	20,920,216
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	57,145,000	58,431,608
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	641,478
4.569%, 02/01/2029 (2)	2,087,000	2,444,572
3.951%, 10/15/2050 (2)	2,231,000	2,357,380
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	709,209
Life Storage LP,
3.500%, 07/01/2026	6,819,000	7,302,868
Lincoln National Corp.,
3.050%, 01/15/2030	24,650,000	25,952,856
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	19,428,098
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,288,636
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%) (1)(3)	15,725,000	16,241,489
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	10,868,616
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)	23,717,000	26,217,950
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	30,197,188
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,763,890
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	11,751,991
5.375%, 03/04/2046 (1)	5,150,000	6,846,344
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030	5,000,000	5,188,755
5.875%, 08/01/2033	4,700,000	6,396,965
4.350%, 01/30/2047	3,450,000	4,322,611
Massachusetts Mutual Life Insurance Co.:
3.729%, 10/15/2070 (2)	16,676,000	17,138,214
4.900%, 04/01/2077 (2)	11,175,000	14,442,303
MBIA Insurance Corp.,
12.479%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	714,000	285,600
MetLife, Inc.:
6.500%, 12/15/2032	466,000	681,252
4.875%, 11/13/2043	3,375,000	4,400,729
4.050%, 03/01/2045	12,375,000	14,606,831
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	10,000,000	10,958,820
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	8,169,870
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,076,000	5,157,562
2.190%, 09/13/2021 (1)	6,844,000	6,964,763
2.665%, 07/25/2022 (1)	9,000,000	9,354,961
3.455%, 03/02/2023 (1)	10,650,000	11,384,899
2.801%, 07/18/2024 (1)	10,000,000	10,707,820
2.193%, 02/25/2025 (1)	25,000,000	25,838,849
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,213,932
2.953%, 02/28/2022 (1)	12,575,000	13,040,954
2.601%, 09/11/2022 (1)	13,000,000	13,509,061
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,408,962
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	20,837,296
Morgan Stanley:
2.500%, 04/21/2021	8,000,000	8,133,955
2.750%, 05/19/2022	20,000,000	20,792,911
2.420%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,096,866
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,949,554
3.875%, 04/29/2024	1,650,000	1,824,531
3.700%, 10/23/2024	4,000,000	4,435,549
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	13,493,749
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,138,497
3.622%, 04/01/2031 (SOFR + 3.120%) (3)	10,000,000	11,423,739
National Australia Bank Ltd.,
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	10,000,000	10,898,594
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	12,124,000	12,400,010
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	21,073,638
4.000%, 09/14/2026 (1)(2)	43,507,000	47,030,835
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	22,672,803
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,390,490
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	7,578,248
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	16,905,000	17,386,046
3.900%, 11/30/2049 (2)	10,000,000	9,960,316
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	9,000,000	14,480,952
4.350%, 04/30/2050 (2)	25,000,000	26,663,030
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	18,276,659
3.750%, 05/15/2050 (2)	17,000,000	19,198,638
4.450%, 05/15/2069 (2)	10,000,000	12,218,427
Nomura Holdings, Inc.,
2.648%, 01/16/2025 (1)	20,000,000	20,862,009
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,763,028
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	22,416,501
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	13,429,581
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	12,094,614
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	8,924,417
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	3,112,599
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,959,375
3.125%, 05/15/2023	4,667,000	4,951,726
3.400%, 05/15/2025	16,000,000	17,550,307
4.300%, 11/15/2046	2,325,000	2,833,324
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	13,400,000	14,784,187
Protective Life Corp.:
4.300%, 09/30/2028 (2)	10,000,000	10,854,617
8.450%, 10/15/2039	2,650,000	4,077,698
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	7,301,483
3.935%, 12/07/2049	11,426,000	13,005,525
Raymond James Financial, Inc.,
4.650%, 04/01/2030	9,700,000	11,559,565
Regions Financial Corp.:
2.750%, 08/14/2022	8,800,000	9,165,107
2.250%, 05/18/2025	25,000,000	26,181,245
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (2)	22,800,000	23,488,443
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	9,050,707
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	11,056,872
3.875%, 09/12/2023 (1)	10,000,000	10,781,443
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	27,351,000	29,749,772
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%) (1)(3)	15,000,000	15,787,219
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	11,775,007
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	8,411,032
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	40,605,545
Santander Holdings USA, Inc.,
3.500%, 06/07/2024	5,695,000	5,990,352
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,899,691
3.125%, 01/08/2021 (1)	2,600,000	2,632,035
3.571%, 01/10/2023 (1)	5,000,000	5,189,389
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	5,967,000	6,256,944
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,811,117
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,612,512
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	23,878,545
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,037,670
Societe Generale SA:
3.250%, 01/12/2022 (1)(2)	8,000,000	8,237,291
4.250%, 09/14/2023 (1)(2)	8,000,000	8,612,491
5.000%, 01/17/2024 (1)(2)	20,000,000	21,615,753
3.875%, 03/28/2024 (1)(2)	15,300,000	16,323,436
2.625%, 10/16/2024 (1)(2)	23,000,000	23,487,384
2.625%, 01/22/2025 (1)(2)	21,125,000	21,559,032
4.250%, 04/14/2025 (1)(2)	21,032,000	22,241,932
4.250%, 08/19/2026 (1)(2)	7,000,000	7,461,664
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	4,500,000	4,553,765
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,381,001
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	33,245,743
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	26,294,000	27,851,209
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	14,700,000	15,013,343
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	14,700,000	16,613,592
5.700%, 03/26/2044 (1)(2)	6,000,000	7,354,903
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	18,960,260
4.000%, 05/15/2030	22,000,000	23,073,659
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	2,017,560
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,775,000	16,155,966
2.784%, 07/12/2022 (1)	10,000,000	10,416,728
3.102%, 01/17/2023 (1)	12,000,000	12,692,962
2.696%, 07/16/2024 (1)	12,000,000	12,712,441
2.448%, 09/27/2024 (1)	19,000,000	19,929,657
2.130%, 07/08/2030 (1)(8)	7,575,000	7,588,913
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	14,364,692
2.700%, 01/27/2022	12,800,000	13,201,686
3.300%, 05/15/2026	3,925,000	4,328,329
Synchrony Financial:
3.750%, 08/15/2021	10,225,000	10,454,790
4.375%, 03/19/2024	1,538,000	1,609,836
4.250%, 08/15/2024	26,864,000	28,210,744
4.500%, 07/23/2025	23,127,000	24,572,496
3.700%, 08/04/2026	3,185,000	3,296,599
3.950%, 12/01/2027	34,825,000	36,401,414
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,811,743
3.625%, 04/01/2025	7,000,000	7,814,072
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	31,105,345
6.125%, 08/15/2043 (1)	16,436,000	22,344,655
UBS AG,
1.750%, 04/21/2022 (1)(2)	10,000,000	10,191,206
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,571,557
3.491%, 05/23/2023 (1)(2)	14,825,000	15,506,018
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	44,183,436
4.253%, 03/23/2028 (1)(2)	17,150,000	19,462,538
UnitedHealth Group, Inc.,
2.750%, 05/15/2040	7,000,000	7,493,744
USAA Capital Corp.,
2.125%, 05/01/2030 (2)	5,000,000	5,149,114
Voya Financial, Inc.:
3.125%, 07/15/2024	21,875,000	23,396,628
3.650%, 06/15/2026	5,800,000	6,427,508
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	8,000,000	8,010,238
Wells Fargo & Co.:
3.069%, 01/24/2023	10,000,000	10,362,127
1.990%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,036,125
3.000%, 02/19/2025	5,000,000	5,398,104
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	11,500,000	11,971,480
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,459,669
3.000%, 04/22/2026	8,000,000	8,736,017
2.393%, 06/02/2028 (SOFR + 2.100%) (3)	26,025,000	26,889,402
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	25,000,000	26,077,148
3.900%, 05/01/2045	5,000,000	5,860,667
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	7,000,000	9,715,876
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,796,176
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	11,425,000	11,646,413
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	9,266,394
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	11,032,373
4.421%, 07/24/2039 (1)	10,000,000	11,789,651
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,740,586
2.950%, 09/15/2029	7,500,000	7,939,183
5.050%, 09/15/2048	10,200,000	13,001,291
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,322,318
Total Financials (Cost $4,799,499,584)		5,110,602,704	18.9%
Total Corporate Bonds (Cost $11,013,573,514)		11,793,639,267	43.7%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,387,335
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	21,157,155
2.794%, 08/01/2036 (Callable 08/01/2025)	7,250,000	7,358,387
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,058,437
City of Berwyn IL:
5.790%, 12/01/2022	1,720,000	1,789,969
5.790%, 12/01/2022	4,445,000	4,588,707
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,617,135
County of Cuyahoga OH,
9.125%, 10/01/2023	795,000	888,405
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	20,667,000
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 07/31/2020)	2,305,000	2,309,794
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2020)	3,010,000	3,012,017
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	3,180,000	3,288,056
Kentucky Public Energy Authority,
1.415%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025) (3)	28,000,000	27,708,800
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	2,998,771	2,995,352
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	10,130,000	10,424,479
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	29,560,786	30,632,069
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)	4,950,654	5,034,667
3.200%, 06/01/2047 (Callable 07/01/2026)	11,583,393	11,860,467
3.000%, 10/01/2047 (Callable 01/01/2027)	14,486,465	14,783,293
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035) (8)	18,250,000	18,428,668
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	720,000	725,746
3.750%, 07/01/2034 (Callable 07/01/2023)	705,000	718,987
4.000%, 07/01/2036 (Callable 07/01/2025)	4,040,000	4,168,108
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	17,910,000	17,793,406
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	18,130,645
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	14,898,150
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	1,660,000	1,685,763
Premier Health Partners,
2.911%, 11/15/2026	13,004,000	12,846,729
State Public School Building Authority,
2.966%, 04/01/2027	5,800,000	5,960,312
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,058,896
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,399,742
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,479,044
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,363,773
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,616,124
Total Municipal Bonds (Cost $309,530,797)		317,835,617	1.2%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-105, Class J, 6.500%, 09/25/2020	92	93
Series 1990-108, Class G, 7.000%, 09/25/2020	16	16
Series 1991-1, Class G, 7.000%, 01/25/2021	148	149
Series 1991-86, Class Z, 6.500%, 07/25/2021	1,300	1,328
Series 1993-58, Class H, 5.500%, 04/25/2023	29,533	30,803
Series 1998-66, Class C, 6.000%, 12/25/2028	24,213	25,724
Federal Gold Loan Mortgage Corp. (FGLMC):
2.500%, 04/01/2028	1,993,129	2,092,331
6.500%, 06/01/2029	84,689	94,998
3.000%, 04/01/2031	6,185,457	6,571,865
3.000%, 02/01/2032	56,260,576	59,992,644
3.000%, 03/01/2032	2,222,053	2,366,122
3.500%, 05/01/2032	15,771,787	16,877,193
3.000%, 07/01/2032	13,997,441	14,924,779
3.500%, 07/01/2032	19,939,829	21,343,415
3.000%, 04/01/2033	1,940,989	2,069,531
5.000%, 08/01/2033	3,914,915	4,460,553
3.500%, 01/01/2034	15,662,445	16,753,164
5.000%, 09/01/2035	7,997,522	9,179,656
5.500%, 01/01/2036	132,798	152,219
5.000%, 03/01/2036	3,479,217	3,993,155
6.000%, 12/01/2036	122,650	143,152
4.000%, 03/01/2037	3,600,928	3,874,234
5.000%, 02/01/2038	1,895,968	2,175,343
5.500%, 05/01/2038	416,089	476,596
5.500%, 01/01/2039	8,476,821	9,714,315
4.500%, 11/01/2039	2,971,277	3,302,945
4.500%, 11/01/2039	3,488,811	3,879,176
4.500%, 12/01/2039	18,089,161	20,114,658
5.000%, 03/01/2040	725,547	834,172
4.500%, 08/01/2040	614,144	682,787
4.500%, 09/01/2040	2,453,207	2,728,316
4.000%, 01/01/2041	12,498,130	13,703,914
4.000%, 01/01/2041	24,474,464	26,835,643
4.500%, 03/01/2041	1,828,187	2,032,496
3.500%, 10/01/2041	7,751,089	8,381,032
4.000%, 03/01/2042	5,762,450	6,324,724
3.500%, 06/01/2042	4,050,255	4,384,289
3.500%, 07/01/2042	10,663,814	11,552,256
3.000%, 08/01/2042	14,452,025	15,485,169
3.000%, 10/01/2042	5,616,551	6,018,822
3.000%, 11/01/2042	31,262,289	33,812,539
3.500%, 12/01/2042	11,243,642	12,168,866
3.000%, 01/01/2043	22,907,253	24,556,216
3.000%, 01/01/2043	10,757,516	11,527,047
3.500%, 01/01/2043	17,965,185	19,453,019
3.000%, 02/01/2043	3,102,450	3,325,327
3.000%, 04/01/2043	13,873,817	14,866,570
3.000%, 04/01/2043	4,928,978	5,331,380
3.000%, 04/01/2043	7,741,078	8,297,007
3.500%, 04/01/2043	51,800,849	56,071,007
4.000%, 04/01/2043	16,996,091	19,231,927
3.500%, 05/01/2043	10,558,017	11,425,712
3.000%, 06/01/2043	15,957,949	17,104,750
3.000%, 08/01/2043	4,964,025	5,318,575
3.500%, 11/01/2043	8,170,804	8,836,758
3.500%, 01/01/2044	9,597,851	10,389,081
3.500%, 02/01/2044	33,095,974	35,809,530
4.000%, 03/01/2044	4,734,332	5,177,571
3.500%, 05/01/2044	35,449,950	38,761,832
4.000%, 05/01/2044	18,017,948	19,771,816
4.000%, 07/01/2044	3,943,089	4,317,751
3.500%, 10/01/2044	70,730,053	75,790,626
4.000%, 10/01/2044	9,550,668	10,473,353
3.000%, 01/01/2045	22,670,706	24,122,293
3.500%, 01/01/2045	24,248,300	26,353,843
4.500%, 01/01/2045	27,627,727	30,981,423
3.500%, 06/01/2045	17,471,151	19,103,396
3.500%, 07/01/2045	68,080,395	73,620,113
3.000%, 10/01/2045	34,877,138	37,360,273
4.000%, 10/01/2045	6,086,100	6,558,960
4.000%, 11/01/2045	12,654,821	13,667,272
3.000%, 01/01/2046 (8)	94,533,758	102,717,262
3.000%, 01/01/2046	74,146,832	80,588,895
3.500%, 01/01/2046	32,023,045	34,822,619
4.000%, 02/01/2046	67,605,285	74,151,595
4.000%, 02/01/2046	17,200,253	18,544,357
4.000%, 04/01/2046	9,399,786	10,271,639
3.500%, 05/01/2046	8,335,969	8,889,038
3.000%, 08/01/2046	31,158,257	32,978,838
3.500%, 08/01/2046	29,370,703	32,082,472
3.000%, 10/01/2046	56,309,171	61,073,498
3.000%, 10/01/2046	64,614,406	69,088,224
3.000%, 12/01/2046 (8)	76,557,502	80,899,492
4.000%, 01/01/2047	53,130,262	58,754,774
3.000%, 02/01/2047	45,117,139	47,630,479
4.500%, 04/01/2047	43,191,656	46,703,187
3.000%, 05/01/2047	58,449,279	62,490,736
4.000%, 09/01/2047	23,442,725	24,929,505
3.000%, 02/01/2048	1,070,396	1,128,346
4.000%, 08/01/2048	37,285,298	40,237,661
3.000%, 11/01/2049	85,301,234	91,492,484
4.000%, 05/01/2050 (8)	119,823,447	131,217,097
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1081, Class K, 7.000%, 05/15/2021	4,287	4,349
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	794	835
2.500%, 12/01/2027	6,552,043	6,875,356
2.500%, 05/01/2028	9,280,911	9,866,757
5.000%, 05/01/2028	132,487	144,432
4.500%, 08/01/2029	1,032,477	1,111,560
4.500%, 09/01/2029	1,197,660	1,292,404
2.500%, 04/01/2030	3,430,881	3,640,893
2.500%, 05/01/2030	10,854,713	11,525,329
3.500%, 11/01/2030	28,484,641	30,435,077
3.000%, 12/01/2030	18,588,669	19,759,350
3.000%, 12/01/2030	11,248,769	11,956,002
2.500%, 09/01/2031	39,103,158	41,566,592
3.500%, 01/01/2032	38,308,400	40,978,342
2.500%, 02/01/2032	6,393,644	6,769,686
3.000%, 09/01/2032	2,538,543	2,693,039
3.000%, 10/01/2032	1,948,773	2,059,365
3.000%, 11/01/2032 (8)	4,969,651	5,286,837
2.500%, 12/01/2032	45,328,607	47,567,379
3.000%, 12/01/2032	3,804,692	4,044,244
6.000%, 03/01/2033	34,902	40,534
3.500%, 10/01/2033	18,493,984	19,790,873
4.500%, 10/01/2033	13,065,596	14,286,547
5.000%, 10/01/2033	13,981,252	16,036,366
3.000%, 11/01/2033	80,045,891	85,988,037
5.000%, 11/01/2033	39,578	45,400
4.000%, 01/01/2034	5,835,642	6,283,259
5.500%, 04/01/2034	4,778,719	5,479,100
4.000%, 06/01/2034	7,623,649	8,207,006
4.000%, 09/01/2034	9,116,827	9,814,511
5.500%, 09/01/2034	125,150	143,513
6.000%, 11/01/2034	34,346	40,063
3.500%, 01/01/2035	52,136,183	55,683,799
5.500%, 02/01/2035	424,712	487,286
3.000%, 06/01/2035	12,792,419	13,630,090
5.000%, 07/01/2035	3,636,429	4,171,942
5.000%, 10/01/2035	1,768,143	2,029,449
5.000%, 02/01/2036	2,589,994	2,973,137
3.000%, 11/01/2036	36,315,324	38,459,316
5.500%, 11/01/2036	166,886	191,726
2.500%, 12/01/2036	25,645,391	26,877,030
5.500%, 04/01/2037	1,066,195	1,216,341
4.000%, 05/01/2037	39,275,087	42,240,493
4.000%, 02/01/2038	36,018,559	38,723,254
2.500%, 04/01/2038	58,109,301	61,147,757
3.000%, 05/01/2038	31,299,189	32,986,947
4.000%, 04/01/2039	9,952,360	10,685,080
4.500%, 04/01/2039	13,251,997	14,736,111
5.000%, 06/01/2039	12,551,082	14,336,176
5.000%, 06/01/2039	8,562,455	9,820,822
4.500%, 11/01/2039	166,756	185,417
4.000%, 08/01/2040	1,250,649	1,372,679
4.000%, 10/01/2040	26,723,157	29,482,383
3.500%, 12/01/2040	8,041,685	8,699,306
4.000%, 12/01/2040	7,640,783	8,388,507
3.500%, 02/01/2041	12,347,549	13,359,562
4.000%, 02/01/2041	18,183,611	19,955,991
4.500%, 02/01/2041	46,528,083	51,573,914
3.500%, 03/01/2041	17,752,678	19,207,250
4.500%, 05/01/2041	6,473,006	7,201,309
4.000%, 06/01/2041	14,091,863	15,465,253
4.500%, 07/01/2041	6,646,864	7,393,987
5.000%, 07/01/2041	9,625,670	11,038,408
3.500%, 09/01/2041	17,979,911	19,453,783
4.000%, 09/01/2041	1,908,036	2,092,730
4.000%, 10/01/2041	5,345,582	5,866,167
3.500%, 11/01/2041	6,999,032	7,572,478
3.500%, 12/01/2041	31,485,785	34,049,971
4.000%, 12/01/2041	7,789,193	8,548,820
4.000%, 01/01/2042	9,487,531	10,403,343
4.500%, 01/01/2042	9,623,478	10,709,877
4.000%, 02/01/2042	36,291,282	39,842,765
3.000%, 04/01/2042	51,555,922	55,014,787
3.000%, 05/01/2042	7,279,194	7,799,870
3.500%, 07/01/2042	83,808,229	91,645,540
3.500%, 08/01/2042	7,465,863	8,081,942
4.000%, 08/01/2042	12,549,179	13,777,027
3.000%, 10/01/2042	17,199,685	18,757,978
3.000%, 03/01/2043	5,465,981	5,910,482
3.000%, 03/01/2043	30,288,127	32,458,837
3.000%, 05/01/2043	30,224,208	32,417,868
3.000%, 05/01/2043	17,669,028	18,933,574
3.500%, 05/01/2043	31,746,261	34,605,379
3.000%, 06/01/2043	7,539,471	8,078,814
3.000%, 07/01/2043	2,884,539	3,091,269
4.000%, 07/01/2043	26,091,151	28,646,831
3.000%, 08/01/2043	4,839,433	5,183,263
3.500%, 09/01/2043	45,571,612	49,269,811
4.500%, 09/01/2043	10,301,604	11,460,728
3.000%, 10/01/2043	89,212,529	95,224,400
3.500%, 10/01/2043	48,803,033	52,814,438
3.000%, 11/01/2043	23,827,450	25,526,717
4.000%, 11/01/2043	7,449,767	8,181,918
4.000%, 01/01/2045	6,365,223	6,937,241
3.500%, 02/01/2045	34,922,240	37,792,193
4.000%, 02/01/2045	17,128,815	18,777,784
3.500%, 04/01/2045	25,541,403	27,763,342
4.000%, 09/01/2045	5,333,261	5,794,249
4.000%, 10/01/2045	7,144,196	7,761,704
4.000%, 11/01/2045	26,848,189	29,043,663
3.500%, 12/01/2045	27,872,722	29,737,307
4.500%, 02/01/2046	27,784,911	30,888,935
3.000%, 05/01/2046	13,590,823	14,691,261
3.500%, 05/01/2046	46,125,471	49,206,187
3.000%, 07/01/2046	8,909,402	9,645,778
4.500%, 08/01/2046	23,511,847	26,146,314
3.500%, 09/01/2046	5,080,617	5,554,152
2.500%, 10/01/2046	26,058,547	27,600,129
3.000%, 11/01/2046	24,542,581	26,080,225
3.000%, 11/01/2046	44,797,313	47,982,757
3.500%, 11/01/2046	45,972,120	49,223,510
3.000%, 12/01/2046	23,895,823	25,830,815
3.500%, 05/01/2047	3,156,126	3,361,564
4.000%, 08/01/2047	60,577,553	65,189,835
3.500%, 10/01/2047	16,709,891	17,665,025
4.000%, 10/01/2047	44,024,650	46,973,414
4.000%, 11/01/2047	36,242,381	38,663,531
4.500%, 11/01/2047	14,255,198	15,373,242
3.500%, 12/01/2047	47,553,602	50,214,981
4.000%, 12/01/2047	57,271,033	60,954,600
3.500%, 01/01/2048	12,471,200	13,154,316
4.000%, 04/01/2048	17,948,926	19,048,646
4.000%, 07/01/2048	28,346,226	31,316,608
4.000%, 09/01/2048	15,314,206	16,238,468
3.000%, 11/01/2048	135,400,659	142,701,922
4.500%, 11/01/2048	47,929,295	51,603,846
5.000%, 11/01/2048	44,877,946	50,894,283
4.500%, 01/01/2049	25,111,172	27,706,128
3.500%, 06/01/2049	84,732,362	89,086,913
3.500%, 01/01/2050	52,789,149	57,343,900
3.000%, 05/01/2050	60,820,705	65,622,597
3.500%, 05/01/2052	77,937,724	84,333,622
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	33,420	38,399
5.000%, 07/20/2040	1,458,780	1,646,135
3.500%, 10/20/2041	6,801,779	7,395,054
3.500%, 01/15/2042	11,947,182	12,759,666
4.000%, 06/20/2042	7,599,293	8,369,876
3.500%, 09/20/2042	2,991,276	3,252,217
3.500%, 01/20/2043	60,265,715	65,523,116
4.000%, 10/20/2043	11,516,692	12,626,290
4.000%, 09/20/2044	42,414,803	46,216,865
4.000%, 01/20/2045	9,070,616	9,876,885
3.500%, 03/20/2045	13,908,283	14,979,349
3.000%, 04/20/2045	22,047,135	23,466,665
3.500%, 04/20/2045	26,093,344	27,932,348
4.000%, 08/20/2045	8,886,374	9,631,235
4.500%, 01/20/2046	12,548,782	13,754,101
4.000%, 04/20/2046	9,585,826	10,361,188
4.000%, 05/20/2046	23,249,091	25,129,934
3.000%, 11/20/2046	35,250,808	37,888,383
5.000%, 04/20/2047	2,151,672	2,379,748
4.500%, 06/20/2047	39,870,718	43,561,487
4.500%, 07/20/2047	9,858,872	10,745,518
4.500%, 09/20/2047	13,146,990	14,344,990
3.500%, 02/20/2050	154,990,825	166,663,913
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	61,602,094	65,553,160
Total U.S. Government Agency Issues (Cost $5,616,525,187)		5,878,728,483	21.8%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	16,806	16,691
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	238,580	235,787
Series 2006-J5, Class 3A1, 3.984%, 07/25/2021 (4)(6)	52,926	52,361
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	34,062	33,958
Series 2004-8CB, Class A, 0.455%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	1,439,437	1,432,813
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	542,829	398,020
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.525%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,460,955	1,454,350
Series 2005-W5, Class A1, 0.420%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	23,416,004	22,931,283
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	20,587,410	21,134,753
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	37,438,144	38,250,630
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	35,000,000	35,005,320
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 0.385%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	303,167	302,916
Series 2006-HE1, Class A1, 0.400%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	1,204,259	1,194,630
Series 2006-HE3, Class A2, 0.350%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	8,225,419	8,062,289
Series 2006-HE6, Class A1, 0.330%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	20,323,236	19,289,361
Banc of America Alternative Loan Trust:
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	3,830	3,818
Series 2007-1, Class 1A1, 4.946%, 04/25/2022 (4)(6)	153,011	145,109
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	117,732	114,876
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	65,876	62,447
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	262,114	249,516
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,293,478	1,276,152
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 0.785%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	887,905	881,724
Series 2005-4, Class 1A1, 0.625%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	1,606,134	1,602,057
Series 2005-7, Class 12A1, 0.725%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	2,128,897	2,114,512
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	158,480	157,644
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.009%, 09/25/2036 (4)	900,867	791,226
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	110,901	115,097
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	12,362	12,320
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	328,530	307,149
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	133,414	133,219
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (4)	62,556	64,289
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	435,401	413,468
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.980%, 11/25/2033 (4)	4,511,418	4,342,165
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	7,560	7,617
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	26,543	26,940
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	142,189	145,616
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (7)	959	974
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 0.485%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	127,085	126,798
Series 2006-FF1, Class 2A4, 0.525%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	2,854,016	2,847,777
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	15,268	14,574
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	133,676	100,192
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 0.330%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	18,371,122	17,359,421
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	105	106
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (7)	115	116
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.985%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	739,949	731,993
GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.805%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	2,918,227	2,911,102
Series 2005-WMC2, Class A2C, 0.885%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	2,978,314	2,974,433
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 0.425%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,093,723	1,088,256
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	248	247
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (7)	68,452	73,216
Series 2004-5, Class 1A2, 0.885%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	2,473,564	2,464,593
Series 2004-6, Class 1A1, 0.985%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,949,027	1,900,857
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.796%, 03/25/2036 (4)	220,848	199,133
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.192%, 07/25/2035 (4)	520,557	521,957
Series 2007-A1, Class 5A2, 3.968%, 07/25/2035 (4)	1,773,545	1,712,911
Series 2007-A1, Class 5A5, 3.968%, 07/25/2035 (4)	2,685,434	2,598,402
Series 2006-A7, Class 2A2, 3.789%, 01/25/2037 (4)(6)	106,194	95,050
Series 2006-A7, Class 2A4R, 3.789%, 01/25/2037 (4)(6)	453,710	406,097
Series 2007-A2, Class 2A3, 3.944%, 04/25/2037 (4)(6)	1,164,433	1,020,941
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.785%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	1,544,188	1,541,761
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.792%, 12/25/2029 (4)	4,165,423	4,109,708
Series 2005-A10, Class A, 0.395%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	10,970,163	10,476,739
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(4)	16,190,779	17,091,142
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.695%, 09/25/2034 (4)	1,771,662	1,725,502
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.705%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	887,719	875,616
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.415%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,234,261	1,233,726
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	10,592,236	11,379,871
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	14,592,723	15,607,256
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	19,338,275	20,749,008
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	10,925,953	11,577,578
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (2)(4)	21,496,240	22,711,822
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	6,174	5,950
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	1,274	1,284
RASC Series Trust,
Series 2006-KS4, Class A4, 0.425%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	605,650	605,233
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	2,482,525	970,332
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.855%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,143,906	1,135,792
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 3.714%, 09/25/2034 (4)	2,017,665	2,005,577
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	7,162	7,353
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 0.335%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	9,861,231	9,341,034
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.860%, 10/25/2043 (4)	7,881,847	7,609,256
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	2,146,254	2,168,034
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	2,901,546	2,944,317
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	986,792	992,409
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	5,808,005	5,958,232
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	5,425,281	5,518,045
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	26,824,384	27,446,983
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	43,807,338	45,377,791
Series 2018-1, Class A1, 3.000%, 01/28/2058 (2)(4)	1,588,023	1,644,999
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	37,016,934	38,939,054
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	20,457,793	22,021,206
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	23,894,343	25,211,492
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	67,694,321	71,207,508
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	5,272,158	5,680,696
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,368,105	2,458,440
Series 2004-AR14, Class A1, 3.820%, 01/25/2035 (4)	5,699,372	5,636,180
Total Non-U.S. Government Agency Issues (Cost $593,957,201)		605,878,195	2.3%
Total Residential Mortgage-Backed Securities (Cost $6,210,482,388)		6,484,606,678	24.1%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	8,646,692	9,284,592
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,556,845
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	26,592,927
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	49,705,041
Series K029, Class A2, 3.320%, 02/25/2023	27,398,000	29,136,693
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	29,821,571
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	75,873,321
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	67,328,393
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	92,623,034
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	24,033,283
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	23,324,673
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	21,753,037
Series K063, Class A2, 3.430%, 01/25/2027 (4)	63,971,857	73,452,870
Series K064, Class A2, 3.224%, 03/25/2027	51,995,903	59,128,295
Series K065, Class A2, 3.243%, 04/25/2027	31,065,000	35,486,106
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	12,600,481
Series K067, Class A2, 3.194%, 07/25/2027	59,034,045	67,504,899
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	10,324,685
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	29,150,319
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	29,429,864
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	7,041,943
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,562,706
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	25,454,326
Series K076, Class A2, 3.900%, 04/25/2028	18,299,000	21,914,193
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	81,855,514
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	71,295,876
Series K080, Class A2, 3.926%, 07/25/2028 (4)	31,225,000	37,467,677
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	67,940,706
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	1,215,208
Series K084, Class A2, 3.780%, 10/25/2028 (4)	2,700,000	3,212,826
Series K085, Class A2, 4.060%, 10/25/2028 (4)	9,304,000	11,288,520
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	13,589,869
Total U.S. Government Agency Issues (Cost $1,045,900,250)		1,128,950,293	4.2%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	44,535,000	50,068,487
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	38,033,000	42,739,257
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	84,873,000	95,501,137
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	22,501,000	25,004,954
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	45,910,000	48,612,887
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,732,980	32,032,389
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,867,766
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,361,490	6,804,566
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,838,590	18,203,257
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	59,202,541	62,864,117
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	34,430,000	38,159,743
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	7,488,584	7,648,001
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	19,677,928	20,852,809
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,250,536	20,819,843
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,747,700
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	9,826,941	10,233,411
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,789,828	17,194,557
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,207	11,047,352
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,755,000	11,197,494
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	37,675,945	38,304,949
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,500,000	27,544,271
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	18,102,913	18,753,020
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	5,595,070	5,686,013
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	11,490,066	11,772,360
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	2,339,027	2,376,898
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,225,771
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,561,870	1,681,353
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	29,020,000	31,140,970
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,631,630
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,788,965
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	8,548,888	8,918,067
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	7,880,856	8,200,096
Series 2015-C28, Class A4, 3.227%, 10/19/2048	16,688,500	17,859,033
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	9,000,000	10,024,125
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	38,762,407
Series 2012-C6, Class A4, 2.858%, 11/15/2045	22,002,339	22,600,411
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	6,148,843	6,569,641
Series 2013-C12, Class A3, 3.973%, 10/17/2046	16,211,562	17,191,896
Series 2014-C16, Class A5, 3.892%, 06/17/2047	25,000,000	26,922,040
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	13,150,088
Series 2016-C30, Class A5, 2.860%, 09/17/2049	18,082,000	19,286,062
Series 2017-C34, Class A4, 3.536%, 11/18/2052	30,552,079	34,089,539
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	17,136,598	17,832,542
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	21,300,000	22,326,281
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	19,964,000	21,684,178
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	50,728,752
Series 2017-C42, Class A4, 3.589%, 12/16/2050	6,250,000	7,029,447
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	1,950,000	2,168,648
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	25,800,653	26,218,043
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	4,248,255	4,330,810
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,900,000	13,701,167
Series 2014-C21, Class A5, 3.678%, 08/16/2047	34,719,000	37,469,724
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	38,859,532
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	6,026,433	6,310,024
Total Non-U.S. Government Agency Issues (Cost $1,174,676,006)		1,218,738,480	4.5%
Total Commercial Mortgage-Backed Securities (Cost $2,220,576,256)		2,347,688,773	8.7%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%, 08/15/2028	3,227,000	3,441,196
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	12,960,103
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	4,709,204	4,782,541
Series 1998-3, Class A5, 6.220%, 03/01/2030	95,828	97,791
Series 1998-4, Class A5, 6.180%, 04/01/2030	718,815	731,386
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	29,128,992
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	44,009,132
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	2,400,000	2,467,206
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	38,742,000	41,443,255
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	43,422,319
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A3, 1.490%, 12/16/2024	4,475,000	4,574,013
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	14,437,262
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	10,479	10,642
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,555,000	20,637,849
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	5,677,621	5,716,859
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	15,174,395	15,357,690
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	49,332,622
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	58,270,671	59,009,794
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	37,144,651	37,672,885
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	68,654,950	73,071,523
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	41,850,000	42,477,193
Verizon Owner Trust:
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	38,821,095
Series 2019-C, Class A1A, 1.940%, 04/20/2024	21,610,000	22,168,234
Total Asset Backed Securities (Cost $546,595,718)		565,771,582	2.1%
Total Long-Term Investments (Cost $24,613,962,210)		26,244,742,802	97.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.11% (5)	1,252,507,500	1,252,507,500
Total Short-Term Investment (Cost $1,252,507,500)		1,252,507,500	4.6%
Total Investments (Cost $25,866,469,710)		27,497,250,302	101.9%
Liabilities in Excess of Other Assets		(506,173,182)	(1.9)%
TOTAL NET ASSETS		$26,991,077,120	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $4,603,139,170, which represents 17.05% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Core Plus Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$220,850,000	$227,397,858
1.625%, 08/31/2022	3,950,000	4,074,055
2.125%, 12/31/2022	372,290,000	390,424,596
3.125%, 11/15/2028	25,000,000	30,225,586
2.875%, 05/15/2043	799,450,000	1,044,375,250
2.500%, 02/15/2045	631,275,000	778,687,573
2.875%, 05/15/2049	156,350,000	211,524,448
2.000%, 02/15/2050	4,500,000	5,153,555
Total U.S. Treasury Securities (Cost $2,370,772,503)		2,691,862,921	10.1%

Other Government Related Securities
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,488,161
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,519,377
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	23,096,451
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,750,000	5,229,562
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,512,052
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,512,327
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	12,076,509
Export-Import Bank of Korea,
4.000%, 01/29/2021 (1)	2,400,000	2,441,928
Korea Development Bank,
3.000%, 09/14/2022 (1)	4,400,000	4,613,180
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,532,634
7.375%, 01/17/2027 (1)	9,300,000	10,358,154
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	3,516,000	3,067,710
6.490%, 01/23/2027 (1)(2)	11,743,000	10,720,067
6.840%, 01/23/2030 (1)(2)	14,606,000	12,856,932
5.950%, 01/28/2031 (1)(2)	1,005,000	829,276
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,653,239
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	20,000,000	21,553,437
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	10,000,000	10,982,240
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,144,756
Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	5,067,632
4.441%, 04/24/2023 (1)(2)	5,000,000	5,247,764
4.892%, 04/24/2025 (1)(2)	27,231,000	28,628,282
Total Other Government Related Securities (Cost $179,061,715)		187,131,670	0.7%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,696,995
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,991,380
4.750%, 11/30/2036	7,506,000	10,168,015
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	41,397,000	43,491,762
3.250%, 10/01/2022 (2)	7,500,000	7,859,704
3.200%, 11/06/2022	3,000,000	3,152,312
3.850%, 06/15/2024 (2)	10,125,000	11,092,486
3.800%, 03/15/2025 (2)	29,200,000	32,397,854
3.600%, 05/14/2025	2,500,000	2,764,431
4.550%, 03/15/2035 (2)	14,098,000	17,096,713
4.300%, 05/14/2036	3,825,000	4,415,921
4.050%, 11/21/2039 (2)	11,250,000	13,156,424
4.250%, 11/21/2049 (2)	20,000,000	24,243,384
ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,858,600
Adventist Health System:
2.952%, 03/01/2029	7,250,000	7,488,097
3.630%, 03/01/2049	8,900,000	9,030,867
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,753,222
Air Liquide Finance,
2.500%, 09/27/2026 (1)(2)	4,833,000	5,217,006
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050	5,000,000	5,253,177
Alcon Finance Corp.:
3.000%, 09/23/2029 (2)	6,110,000	6,458,056
2.600%, 05/27/2030 (2)	6,475,000	6,637,417
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,288,642
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (1)(2)	6,500,000	6,739,535
Allegion PLC,
3.500%, 10/01/2029 (1)	8,000,000	8,387,990
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	23,733,277
Alpek SAB de CV,
4.250%, 09/18/2029 (1)(2)	6,000,000	5,925,000
America Movil SAB de CV,
2.875%, 05/07/2030 (1)	28,000,000	29,555,400
Amgen, Inc.:
2.200%, 02/21/2027	11,750,000	12,391,165
3.150%, 02/21/2040	5,000,000	5,369,984
4.400%, 05/01/2045	8,000,000	9,953,334
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	7,200,222
4.125%, 09/27/2022 (1)(2)	5,385,000	5,614,421
3.625%, 09/11/2024 (1)(2)	4,325,000	4,538,148
5.375%, 04/01/2025 (1)(2)	29,505,000	33,324,257
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	18,290,000	19,372,274
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	6,041,470
5.450%, 01/23/2039	9,975,000	12,603,283
4.900%, 02/01/2046	41,075,000	50,262,875
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	10,203,481
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	18,140,000	19,271,157
4.500%, 06/20/2029 (1)(2)	9,475,000	10,167,499
Apple, Inc.,
2.650%, 05/11/2050	15,000,000	15,712,090
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	950,000
ArcelorMittal:
3.600%, 07/16/2024 (1)	14,575,000	14,444,817
6.125%, 06/01/2025 (1)	3,500,000	3,798,329
4.550%, 03/11/2026 (1)	15,000,000	15,201,365
4.250%, 07/16/2029 (1)	15,000,000	15,097,392
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	15,900,738
Ashtead Capital, Inc.,
4.000%, 05/01/2028 (2)	4,000,000	3,980,000
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,952,278
3.400%, 05/15/2025	20,225,000	22,226,447
4.125%, 02/17/2026	8,925,000	10,170,951
3.800%, 02/15/2027	3,500,000	3,941,949
4.300%, 02/15/2030	10,980,000	12,867,998
5.250%, 03/01/2037	7,125,000	8,809,709
4.900%, 08/15/2037	10,000,000	12,018,096
4.850%, 07/15/2045	12,000,000	14,259,506
4.750%, 05/15/2046	8,930,000	10,705,642
5.150%, 11/15/2046	16,321,000	20,215,978
4.500%, 03/09/2048	15,264,000	18,043,268
5.150%, 02/15/2050	23,650,000	30,325,940
Avery Dennison Corp.,
2.650%, 04/30/2030	10,175,000	10,428,775
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,130,527
Ball Corp.:
5.250%, 07/01/2025	21,675,000	23,707,031
4.875%, 03/15/2026	10,325,000	11,228,438
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	28,702,734
4.625%, 06/25/2038 (2)	12,000,000	14,681,421
4.400%, 07/15/2044 (2)	5,125,000	5,814,977
Beam Suntory, Inc.:
3.250%, 05/15/2022	10,650,000	11,054,304
3.250%, 06/15/2023	10,960,000	11,464,781
Becton Dickinson and Co.:
3.250%, 11/12/2020	3,806,000	3,836,240
3.363%, 06/06/2024	10,000,000	10,792,737
3.734%, 12/15/2024	9,250,000	10,204,078
4.875%, 05/15/2044	5,455,000	6,745,317
Bemis Co, Inc.,
4.500%, 10/15/2021	1,000,000	1,024,991
Berry Global, Inc.,
4.875%, 07/15/2026 (2)	14,000,000	14,210,000
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	19,257,054
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	18,712,175
5.950%, 06/01/2026	26,406,000	29,701,915
4.800%, 05/03/2029	26,341,000	28,049,778
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	16,330,000	18,042,754
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,718,230
3.750%, 05/01/2028 (1)(2)	5,550,000	5,441,239
BorgWarner, Inc.,
2.650%, 07/01/2027	9,000,000	9,233,955
Boston Scientific Corp.,
1.900%, 06/01/2025	15,000,000	15,545,428
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022 (2)	5,730,000	6,084,255
3.250%, 02/20/2023 (2)	10,000,000	10,641,625
Broadcom, Inc.:
3.625%, 10/15/2024 (2)	32,800,000	35,626,322
3.125%, 01/15/2025	13,250,000	14,153,584
4.700%, 04/15/2025 (2)	18,300,000	20,619,971
3.150%, 11/15/2025 (2)	7,150,000	7,609,904
4.250%, 04/15/2026 (2)	25,000,000	27,822,628
4.150%, 11/15/2030 (2)	10,000,000	10,866,817
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	20,205,947
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,692,518
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	13,638,011
3.750%, 09/25/2027	22,800,000	23,790,629
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,815,015
Cameron LNG LLC,
3.701%, 01/15/2039 (2)	15,000,000	16,101,367
Campbell Soup Co.,
3.950%, 03/15/2025	11,000,000	12,353,940
Cargill, Inc.,
2.125%, 04/23/2030 (2)	7,000,000	7,337,887
Carlisle Companies, Inc.:
3.750%, 12/01/2027	4,600,000	5,043,600
2.750%, 03/01/2030	21,832,000	22,471,027
Carrier Global Corp.:
2.493%, 02/15/2027 (2)	12,845,000	13,085,133
2.700%, 02/15/2031 (2)	14,700,000	14,656,949
3.377%, 04/05/2040 (2)	10,000,000	9,764,024
3.577%, 04/05/2050 (2)	3,050,000	3,002,151
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	14,725,000	15,029,803
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	25,309,046
5.375%, 03/15/2044	10,922,000	11,809,959
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	35,995,387
4.908%, 07/23/2025	63,550,000	72,833,585
3.750%, 02/15/2028	5,000,000	5,450,560
5.050%, 03/30/2029	3,437,000	4,057,061
6.384%, 10/23/2035	11,000,000	14,536,203
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,269,000	4,857,008
5.875%, 03/31/2025	5,005,000	5,609,464
5.125%, 06/30/2027	5,000,000	5,494,356
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025 (2)	15,000,000	17,192,920
Cigna Corp.:
3.050%, 11/30/2022 (2)	15,000,000	15,785,144
3.000%, 07/15/2023 (2)	7,525,000	7,999,264
3.500%, 06/15/2024 (2)	7,800,000	8,519,841
4.500%, 02/25/2026 (2)	5,725,000	6,659,921
2.400%, 03/15/2030	9,850,000	10,220,501
4.800%, 08/15/2038	7,600,000	9,630,011
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,625,353
2.875%, 04/05/2022 (1)(2)	7,475,000	7,658,022
3.250%, 04/11/2024 (1)(2)	7,000,000	7,420,426
Clean Harbors, Inc.,
5.125%, 07/15/2029 (2)	100,000	103,716
CNH Industrial Capital LLC,
4.200%, 01/15/2024	15,000,000	15,982,555
CNH Industrial NV:
4.500%, 08/15/2023 (1)	16,168,000	17,369,695
3.850%, 11/15/2027 (1)	22,445,000	23,655,403
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	14,135,000	16,056,335
5.800%, 06/01/2045	4,733,000	5,769,405
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,464,220
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	7,974,392
4.400%, 08/15/2035	13,575,000	16,809,717
3.200%, 07/15/2036	15,000,000	16,588,264
4.600%, 10/15/2038	12,350,000	15,704,824
4.650%, 07/15/2042	2,000,000	2,576,185
4.950%, 10/15/2058	7,500,000	10,667,082
CommonSpirit Health,
2.760%, 10/01/2024	7,500,000	7,745,933
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	8,663,597
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,137,431
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,175,937
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	11,491,898
Costco Wholesale Corp.,
1.750%, 04/20/2032	10,000,000	10,132,637
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,767,662
3.850%, 02/01/2025 (2)	2,875,000	3,138,746
3.350%, 09/15/2026 (2)	20,850,000	23,056,284
4.800%, 02/01/2035 (2)	4,450,000	5,597,262
6.450%, 12/01/2036 (2)	5,550,000	7,490,301
8.375%, 03/01/2039 (2)	11,639,000	19,013,744
4.700%, 12/15/2042 (2)	5,000,000	6,173,604
CSX Corp.:
6.220%, 04/30/2040	475,000	690,551
4.650%, 03/01/2068	9,000,000	11,733,313
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,587,090
3.250%, 08/15/2029	11,800,000	13,037,569
4.780%, 03/25/2038	35,075,000	43,584,263
5.125%, 07/20/2045	10,000,000	12,884,992
5.050%, 03/25/2048	19,600,000	25,673,896
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,763,657	4,690,560
Daimler Finance North America LLC:
2.550%, 08/15/2022 (2)	19,750,000	20,257,475
1.750%, 03/10/2023 (2)	29,550,000	29,763,810
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,647,808
2.589%, 11/02/2023 (1)(2)	10,000,000	10,520,511
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	2,282,267
5.375%, 07/15/2025	3,000,000	2,977,500
5.625%, 07/15/2027	12,000,000	12,075,000
5.125%, 05/15/2029	8,000,000	7,675,040
Dell Technologies, Inc.:
5.850%, 07/15/2025 (2)	5,000,000	5,745,998
4.900%, 10/01/2026 (2)	5,000,000	5,517,009
Dentsply Sirona,
3.250%, 06/01/2030	38,920,000	40,917,253
Deutsche Telekom AG,
3.625%, 01/21/2050 (1)(2)	5,925,000	6,520,189
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	26,015,000	40,696,760
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	39,125,000	40,218,520
5.450%, 06/15/2023 (2)	42,180,000	46,137,003
6.020%, 06/15/2026 (2)	30,414,000	34,868,901
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,494,000
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,701,804
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	10,668,142
5.319%, 11/15/2038	17,350,000	21,997,480
DXC Technology Co.:
4.450%, 09/18/2022	2,000,000	2,089,114
4.250%, 04/15/2024	52,810,000	56,783,668
4.125%, 04/15/2025	20,000,000	21,325,361
4.750%, 04/15/2027	28,650,000	31,412,972
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,761,026
4.000%, 11/02/2032	3,660,000	4,327,824
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,712,737
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	15,000,000	15,396,993
Emerson Electric Co.,
2.750%, 10/15/2050	16,200,000	16,322,512
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	13,972,477
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,194,380
7.375%, 10/15/2045	23,298,000	33,381,678
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,563,876
5.875%, 01/15/2024	15,000,000	16,699,543
5.500%, 06/01/2027	6,204,000	6,914,987
3.750%, 05/15/2030	6,350,000	6,307,157
6.000%, 06/15/2048	5,000,000	5,185,888
Energy Transfer Partners LP:
4.200%, 04/15/2027	8,650,000	9,043,172
6.500%, 02/01/2042	18,727,000	20,285,767
5.950%, 10/01/2043	2,702,000	2,768,809
5.150%, 03/15/2045	5,000,000	4,765,077
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	19,748,107
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	19,603,952
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	10,589,757
3.950%, 01/31/2060	14,475,000	14,916,525
EQT Corp.,
6.125%, 02/01/2025	10,000,000	9,965,200
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	22,148,060
4.125%, 12/01/2026	14,750,000	13,523,832
Equinix, Inc.:
2.625%, 11/18/2024	8,000,000	8,516,960
2.150%, 07/15/2030	15,000,000	14,868,450
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	10,400,000	10,543,801
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,400,000	3,489,474
2.992%, 03/19/2025	35,000,000	38,002,469
3.294%, 03/19/2027	5,000,000	5,611,088
3.482%, 03/19/2030	22,250,000	25,321,869
2.610%, 10/15/2030	14,400,000	15,415,789
4.327%, 03/19/2050	3,950,000	4,926,638
FedEx Corp.:
3.800%, 05/15/2025	10,000,000	11,116,113
3.900%, 02/01/2035	7,000,000	7,564,617
4.950%, 10/17/2048	13,500,000	15,662,922
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	37,052,000	41,133,980
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	3,268,000	3,498,770
3.875%, 06/05/2024	6,367,000	7,027,249
3.000%, 08/15/2026	9,300,000	10,304,432
4.500%, 08/15/2046	6,700,000	8,268,824
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	12,285,668
3.850%, 06/01/2025	11,720,000	13,231,009
3.200%, 07/01/2026	6,400,000	7,083,583
2.250%, 06/01/2027	10,650,000	11,136,646
3.500%, 07/01/2029	6,010,000	6,755,966
4.400%, 07/01/2049	20,000,000	24,341,673
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,130,215
FMC Corp.,
3.200%, 10/01/2026	8,100,000	8,743,817
FMG Resources Pty Ltd.,
5.125%, 03/15/2023 (1)(2)	24,000,000	24,660,000
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	12,123,245
4.375%, 05/10/2043 (1)	2,000,000	2,416,183
3.500%, 01/16/2050 (1)	11,625,000	11,998,864
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	11,250,000	11,081,250
5.750%, 02/01/2021	13,000,000	13,049,400
3.336%, 03/18/2021	5,500,000	5,443,405
5.875%, 08/02/2021	8,975,000	9,062,058
2.979%, 08/03/2022	20,000,000	19,169,000
4.250%, 09/20/2022	4,459,000	4,370,756
4.140%, 02/15/2023	10,000,000	9,784,500
5.584%, 03/18/2024	29,367,000	29,651,860
3.664%, 09/08/2024	12,000,000	11,312,520
4.063%, 11/01/2024	7,000,000	6,685,210
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	14,000,000	14,926,143
Fox Corp.,
3.050%, 04/07/2025	5,000,000	5,411,123
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	6,208,000	6,208,000
3.875%, 03/15/2023	38,916,000	38,916,000
5.000%, 09/01/2027	12,000,000	12,056,250
4.125%, 03/01/2028	10,000,000	9,700,000
5.250%, 09/01/2029	14,415,000	14,775,375
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,741,905
Fresenius Medical Care US Finance III, Inc.,
3.750%, 06/15/2029 (2)	24,930,000	27,041,082
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	35,259,871
General Dynamics Corp.,
3.500%, 04/01/2027	11,000,000	12,576,642
General Electric Co.:
3.150%, 09/07/2022	6,500,000	6,806,972
3.450%, 05/01/2027	3,925,000	4,017,294
3.625%, 05/01/2030	5,000,000	5,005,653
6.150%, 08/07/2037	2,000,000	2,330,959
General Mills, Inc.:
3.700%, 10/17/2023	20,000,000	21,760,799
4.000%, 04/17/2025	3,175,000	3,586,126
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	9,000,000	9,014,103
3.700%, 11/24/2020	1,509,000	1,516,972
4.200%, 03/01/2021	21,283,000	21,565,998
3.200%, 07/06/2021	25,600,000	25,883,399
4.375%, 09/25/2021	4,875,000	5,006,771
3.450%, 01/14/2022	5,200,000	5,285,194
3.150%, 06/30/2022	13,050,000	13,276,690
4.150%, 06/19/2023	3,375,000	3,527,659
5.100%, 01/17/2024	10,000,000	10,688,955
2.900%, 02/26/2025	17,725,000	17,654,321
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (1)	43,005,000	44,156,859
3.375%, 12/01/2024 (1)	27,750,000	28,636,315
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,175,223
3.163%, 11/15/2021 (2)	20,000,000	20,559,615
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,087,360
4.250%, 10/25/2022 (1)(2)	7,000,000	7,400,050
6.000%, 11/15/2041 (1)(2)	9,400,000	10,537,400
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	18,109,352
4.625%, 04/29/2024 (2)	29,230,000	31,995,392
4.000%, 03/27/2027 (2)	17,000,000	18,220,298
4.875%, 03/12/2029 (2)	18,000,000	20,289,260
Global Payments, Inc.:
3.800%, 04/01/2021	9,199,000	9,365,646
4.000%, 06/01/2023	10,775,000	11,680,804
4.800%, 04/01/2026	10,035,000	11,744,981
2.900%, 05/15/2030	5,000,000	5,246,773
Graphic Packaging International LLC,
3.500%, 03/15/2028 (2)	1,000,000	992,200
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	3,915,000	4,101,066
3.875%, 06/27/2024 (1)(2)	31,501,000	33,831,488
4.875%, 06/27/2044 (1)(2)	9,575,000	10,705,779
4.700%, 11/10/2047 (1)(2)	22,671,000	25,033,998
4.000%, 09/06/2049 (1)(2)	13,000,000	13,049,140
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,054,392
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	11,387,011
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,521,232
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	11,521,822
5.375%, 02/01/2025	25,300,000	27,102,625
5.250%, 04/15/2025	19,200,000	22,019,760
5.375%, 09/01/2026	1,000,000	1,088,750
4.500%, 02/15/2027	5,000,000	5,574,854
5.875%, 02/01/2029	500,000	565,795
4.125%, 06/15/2029	15,000,000	16,546,313
3.500%, 09/01/2030	5,000,000	4,815,860
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020	7,550,000	7,597,414
4.450%, 10/02/2023	12,575,000	13,720,063
Hexcel Corp.:
4.700%, 08/15/2025	8,303,000	9,035,311
3.950%, 02/15/2027	19,000,000	20,386,076
Holcim US Finance Sarl & Cie SCS,
5.150%, 09/12/2023 (1)(2)	4,350,000	4,768,087
HP, Inc.:
2.200%, 06/17/2025	10,000,000	10,321,627
3.000%, 06/17/2027	25,000,000	26,210,405
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (2)	10,000,000	10,858,247
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	7,569,545
4.400%, 04/15/2029 (1)	15,000,000	14,993,939
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)	4,625,000	4,815,672
3.625%, 10/31/2024 (1)(2)	15,000,000	16,262,420
Hyundai Capital America:
3.450%, 03/12/2021 (2)	20,950,000	21,194,860
3.000%, 03/18/2021 (2)	10,000,000	10,097,869
3.750%, 07/08/2021 (2)	10,150,000	10,340,745
3.100%, 04/05/2022 (2)	2,000,000	2,040,153
2.850%, 11/01/2022 (2)	5,225,000	5,331,693
2.375%, 02/10/2023 (2)	20,000,000	20,149,620
3.400%, 06/20/2024 (2)	16,850,000	17,379,160
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,246,730
IHS Markit Ltd.,
3.625%, 05/01/2024 (1)	10,000,000	10,723,000
Infor, Inc.,
1.750%, 07/15/2025 (2)	8,375,000	8,409,990
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,392,447
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,544,455
Ingredion, Inc.,
2.900%, 06/01/2030	28,000,000	29,812,856
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	15,740,529
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	11,666,980
JM Smucker Co.:
2.375%, 03/15/2030	5,000,000	5,105,055
3.550%, 03/15/2050	3,350,000	3,456,390
Johnson Controls International PLC,
3.900%, 02/14/2026 (1)	3,645,000	4,054,779
Kansas City Southern:
4.700%, 05/01/2048	12,000,000	15,136,627
3.500%, 05/01/2050	13,000,000	13,891,140
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	18,500,000	19,336,917
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	8,071,301
Keysight Technologies, Inc.:
4.550%, 10/30/2024	7,283,000	8,133,289
4.600%, 04/06/2027	50,189,000	59,072,255
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (1)(2)	10,000,000	10,074,800
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	2,209,721
6.500%, 02/01/2037	400,000	501,019
6.950%, 01/15/2038	14,755,000	19,774,077
7.500%, 11/15/2040	17,248,000	24,343,435
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	10,008,000	10,223,118
8.050%, 10/15/2030	15,384,000	20,265,376
7.800%, 08/01/2031	16,174,000	21,951,438
7.750%, 01/15/2032	7,466,000	10,434,912
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	6,701,268
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	34,774,000	36,652,551
6.750%, 03/15/2032	10,000,000	12,478,384
5.000%, 07/15/2035	7,375,000	8,114,596
5.000%, 06/04/2042	5,000,000	5,268,030
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,966,076
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	13,265,608
Lear Corp.:
3.800%, 09/15/2027	7,725,000	7,841,081
3.500%, 05/30/2030	15,000,000	14,981,446
Leidos, Inc.,
4.375%, 05/15/2030 (2)	24,000,000	27,034,800
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,402,312
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,315,539
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,510,256
4.200%, 03/15/2045	8,770,000	8,518,614
4.250%, 09/15/2046	1,230,000	1,285,462
3.950%, 03/01/2050	19,000,000	19,001,853
Magna International, Inc.,
2.450%, 06/15/2030 (1)	10,000,000	10,226,777
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	10,250,504
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,190,310
3.625%, 09/15/2024	2,500,000	2,665,630
4.700%, 05/01/2025	15,000,000	16,791,885
5.125%, 12/15/2026	3,000,000	3,451,919
4.750%, 09/15/2044	3,985,000	4,154,196
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	5,000,000	5,033,031
6.250%, 05/01/2037	450,000	563,353
Masco Corp.:
4.450%, 04/01/2025	5,000,000	5,662,985
6.500%, 08/15/2032	14,934,000	18,146,887
McDonald's Corp.:
3.700%, 01/30/2026	7,250,000	8,219,221
3.500%, 07/01/2027	6,000,000	6,812,931
Microchip Technology, Inc.:
3.922%, 06/01/2021	12,845,000	13,095,336
4.333%, 06/01/2023	32,298,000	34,841,789
2.670%, 09/01/2023 (2)	25,000,000	25,732,051
4.250%, 09/01/2025 (2)	4,000,000	4,025,453
Micron Technology, Inc.,
4.640%, 02/06/2024	3,000,000	3,306,736
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	7,353,656
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	13,695,000	14,389,590
Minera Mexico SA de CV,
4.500%, 01/26/2050 (1)(2)	5,000,000	4,987,500
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	8,250,000	8,596,304
Molson Coors Beverage Co.,
3.000%, 07/15/2026	24,000,000	24,968,807
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	17,089,731
MPLX LP:
3.500%, 12/01/2022	8,600,000	8,959,982
4.000%, 02/15/2025	13,125,000	14,025,961
4.875%, 06/01/2025	19,150,000	21,376,757
4.250%, 12/01/2027	6,519,000	7,067,684
5.500%, 02/15/2049	8,825,000	9,780,094
4.900%, 04/15/2058	5,000,000	5,022,711
MSCI, Inc.,
4.000%, 11/15/2029 (2)	7,562,000	7,713,240
Mylan NV:
3.750%, 12/15/2020 (1)	582,000	588,018
3.150%, 06/15/2021 (1)	8,100,000	8,269,349
3.950%, 06/15/2026 (1)	5,000,000	5,590,258
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	17,656,525
4.200%, 11/29/2023	4,525,000	4,951,068
4.550%, 04/15/2028	5,000,000	5,744,669
NCL Corp. Ltd.,
3.625%, 12/15/2024 (1)(2)	20,000,000	12,225,000
Newell Brands, Inc.:
3.850%, 04/01/2023	40,709,000	41,922,128
4.875%, 06/01/2025	1,500,000	1,570,935
Newfield Exploration Co.,
5.750%, 01/30/2022	7,700,000	7,714,682
NGPL PipeCo LLC,
4.875%, 08/15/2027 (2)	20,000,000	21,978,412
NIKE, Inc.,
2.750%, 03/27/2027	7,000,000	7,710,939
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,018,250
5.050%, 11/15/2044	3,000,000	2,731,311
Norfolk Southern Corp.,
3.050%, 05/15/2050	20,000,000	20,592,301
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,275,000
6.750%, 02/01/2021	3,000,000	2,977,500
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	11,272,756
4.125%, 03/15/2035 (1)	6,550,000	7,353,207
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,553,214
4.550%, 04/15/2028 (1)	32,435,000	34,696,934
NXP Semiconductors NV:
4.625%, 06/15/2022 (1)(2)	3,326,000	3,543,226
3.875%, 09/01/2022 (1)(2)	9,300,000	9,831,360
Occidental Petroleum Corp.:
2.900%, 08/15/2024	10,000,000	8,544,800
8.500%, 07/15/2027 (8)	15,000,000	14,981,250
7.150%, 05/15/2028	7,000,000	6,230,000
7.875%, 09/15/2031	12,790,000	12,110,595
6.450%, 09/15/2036	7,125,000	6,020,625
ONEOK Partners LP,
3.375%, 10/01/2022	4,007,000	4,147,281
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,669,585
7.500%, 09/01/2023	22,959,000	26,339,504
2.750%, 09/01/2024	8,300,000	8,373,942
Oracle Corp.:
2.800%, 04/01/2027	46,000,000	50,236,826
3.900%, 05/15/2035	7,425,000	8,956,068
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	54,534,221
Oshkosh Corp.,
3.100%, 03/01/2030	5,000,000	5,035,302
Owens Corning:
4.200%, 12/01/2024	10,000,000	11,005,586
3.400%, 08/15/2026	5,000,000	5,218,023
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,173,157
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,424,970
Penske Truck Leasing Co.,
4.000%, 07/15/2025 (2)	20,000,000	21,875,149
PepsiCo, Inc.,
2.750%, 03/19/2030	20,525,000	22,878,684
PerkinElmer, Inc.,
3.300%, 09/15/2029	25,000,000	26,795,226
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	28,495,043
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (1)	42,000,000	44,664,105
3.150%, 06/15/2030 (1)	18,250,000	18,445,528
Phillips 66:
3.850%, 04/09/2025	8,000,000	8,867,307
2.150%, 12/15/2030	6,000,000	5,824,232
4.650%, 11/15/2034	13,000,000	15,379,609
5.875%, 05/01/2042	5,000,000	6,762,969
4.875%, 11/15/2044	15,000,000	18,570,648
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,134,592
3.150%, 12/15/2029	12,550,000	12,848,899
4.680%, 02/15/2045	2,000,000	2,125,943
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	20,000,000	19,485,102
Plum Creek Timberlands LP,
3.250%, 03/15/2023	8,375,000	8,816,157
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,321,298
2.375%, 01/17/2023 (1)(2)	5,550,000	5,642,296
4.000%, 08/01/2023 (1)(2)	13,000,000	13,896,220
Procter & Gamble Co.,
3.000%, 03/25/2030	9,150,000	10,475,668
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	203,208
Raytheon Technologies Corp.:
7.500%, 09/15/2029	8,188,000	11,709,640
2.250%, 07/01/2030	12,000,000	12,498,010
3.125%, 07/01/2050	6,000,000	6,376,718
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,721,718
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,015,500
5.400%, 02/14/2022 (2)	3,500,000	3,686,800
Republic Services, Inc.:
4.750%, 05/15/2023	13,459,000	14,916,457
2.900%, 07/01/2026	15,000,000	16,387,945
Rogers Communications, Inc.,
4.350%, 05/01/2049 (1)	10,000,000	12,285,785
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	16,572,470
5.875%, 06/30/2026	55,015,000	64,642,625
5.000%, 03/15/2027	20,300,000	22,713,527
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	2,819,680
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	2,639,426
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (2)	11,096,000	11,974,952
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,246,881
Seagate HDD Cayman,
4.875%, 03/01/2024 (1)	5,000,000	5,359,230
Shell International Finance BV:
2.375%, 04/06/2025 (1)	9,000,000	9,553,754
2.750%, 04/06/2030 (1)	8,725,000	9,459,543
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	12,843,287
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	58,233,006
Silgan Holdings, Inc.:
4.750%, 03/15/2025	1,000,000	1,012,710
4.125%, 02/01/2028 (2)	4,000,000	3,965,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,265,185
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	10,087,401
3.350%, 02/01/2022 (2)	31,389,000	31,146,861
5.200%, 04/01/2029 (2)	12,000,000	12,980,697
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	8,347,929
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	37,426,000	42,276,747
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,028,787
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	16,592,377
4.500%, 03/15/2045	5,000,000	5,674,127
Standard Industries, Inc.:
5.375%, 11/15/2024 (2)	8,772,000	9,013,230
6.000%, 10/15/2025 (2)	8,511,000	8,760,117
4.750%, 01/15/2028 (2)	24,408,000	24,743,610
4.375%, 07/15/2030 (2)	5,000,000	4,987,500
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	5,656,148
Steel Dynamics, Inc.,
2.800%, 12/15/2024	7,000,000	7,284,997
Sunoco Finance Corp.,
4.875%, 01/15/2023	2,000,000	1,970,000
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,067,780
6.100%, 02/15/2042	1,000,000	1,047,638
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	2,000,000	2,056,672
Sysco Corp.:
5.650%, 04/01/2025	7,000,000	8,170,871
5.950%, 04/01/2030	18,220,000	22,886,255
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)(8)	21,825,000	21,754,197
Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	6,440,000
Targa Resources Partners LP:
6.500%, 07/15/2027	1,000,000	1,002,500
5.000%, 01/15/2028	28,000,000	26,330,640
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	28,078,586
3.900%, 05/25/2027	5,885,000	6,189,733
Teck Resources Ltd.,
3.900%, 07/15/2030 (1)(2)	10,000,000	9,953,487
Telecom Italia Capital SA:
5.303%, 05/30/2024 (1)(2)	21,500,000	22,436,755
7.200%, 07/18/2036 (1)	3,175,000	3,778,250
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	2,402,000	2,472,889
4.103%, 03/08/2027 (1)	8,125,000	9,274,169
5.213%, 03/08/2047 (1)	5,000,000	6,227,637
5.520%, 03/01/2049 (1)	12,000,000	15,781,635
Telefonica Emisiones SAU:
4.570%, 04/27/2023 (1)	1,000,000	1,098,144
7.045%, 06/20/2036 (1)	4,925,000	7,148,728
4.895%, 03/06/2048 (1)	9,475,000	11,428,664
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	13,863,525
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	992,500
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	22,932,289
3.150%, 10/01/2026 (1)	36,000,000	32,143,680
Textron, Inc.,
3.000%, 06/01/2030	15,000,000	14,933,587
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025	15,000,000	17,102,585
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,409,817
4.500%, 12/15/2028	6,025,000	6,494,368
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	18,222,900
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (2)	21,200,000	20,107,385
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	11,763,003
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,856,043
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	3,850,000
5.800%, 10/15/2022 (1)	5,000,000	2,675,000
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	9,805,252
3.900%, 02/01/2045 (2)	25,325,000	29,514,670
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	758,601
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	5,980,802
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,617,700
5.875%, 09/15/2026	13,000,000	13,624,000
6.500%, 12/15/2026	5,000,000	5,250,000
3.875%, 11/15/2027	5,000,000	4,987,500
4.875%, 01/15/2028	5,000,000	5,125,000
5.250%, 01/15/2030	5,000,000	5,162,500
4.000%, 07/15/2030	10,000,000	9,672,300
Upjohn, Inc.,
3.850%, 06/22/2040 (2)	10,000,000	10,746,544
UPMC,
3.600%, 04/03/2025	47,575,000	51,520,958
Valaris PLC,
5.200%, 03/15/2025 (1)	6,000,000	509,700
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	22,000,000	25,877,500
8.250%, 01/17/2034 (1)	425,000	595,531
6.875%, 11/21/2036 (1)	10,475,000	13,685,587
6.875%, 11/10/2039 (1)	15,850,000	20,684,409
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	265,000	264,338
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	19,153,929
6.625%, 06/15/2037	5,000,000	6,649,113
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	22,952,739
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,693,962
4.000%, 06/15/2025	10,000,000	11,306,483
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,546,695
4.500%, 08/10/2033	15,710,000	19,569,175
4.400%, 11/01/2034	790,000	983,643
4.272%, 01/15/2036	19,793,000	24,477,788
5.250%, 03/16/2037	18,225,000	24,398,927
4.812%, 03/15/2039	38,575,000	50,389,626
4.862%, 08/21/2046	2,500,000	3,394,891
VF Corp.,
2.800%, 04/23/2027	7,000,000	7,410,056
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,029,516
Vodafone Group PLC:
3.750%, 01/16/2024 (1)	2,184,000	2,385,178
7.875%, 02/15/2030 (1)	9,793,000	14,262,482
6.150%, 02/27/2037 (1)	11,825,000	16,555,156
4.375%, 02/19/2043 (1)	5,054,000	5,881,955
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	9,369,025
4.250%, 11/13/2023 (2)	18,000,000	19,697,593
2.850%, 09/26/2024 (2)	5,000,000	5,260,916
3.350%, 05/13/2025 (2)	15,000,000	16,008,538
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,329,298
3.500%, 06/01/2030	11,050,000	12,037,081
4.700%, 03/01/2048	500,000	576,441
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	10,217,785
4.400%, 03/15/2024	13,109,000	13,897,418
3.450%, 11/15/2026	27,225,000	28,024,884
4.950%, 09/15/2028	10,205,000	11,373,902
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,313,090
3.450%, 06/01/2026	17,000,000	18,414,310
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	15,757,268
Walt Disney Co.:
3.700%, 09/15/2024	4,025,000	4,462,116
7.430%, 10/01/2026	3,300,000	4,379,900
5.400%, 10/01/2043	5,000,000	6,789,268
4.750%, 09/15/2044	1,950,000	2,495,629
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	5,917,670
Weatherford International Ltd.,
11.000%, 12/01/2024 (1)(2)	332,000	231,570
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	58,984,159
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	17,787,896
Western Midstream Operating LP,
5.250%, 02/01/2050	10,000,000	8,653,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	10,000,000	10,189,975
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	7,088,763
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,444,729
3.700%, 01/15/2023	44,375,000	46,915,942
4.550%, 06/24/2024	7,629,000	8,463,972
7.500%, 01/15/2031	120,000	153,668
7.750%, 06/15/2031	3,500,000	4,522,173
8.750%, 03/15/2032	9,275,000	13,753,418
6.300%, 04/15/2040	1,590,000	1,914,914
5.750%, 06/24/2044	2,500,000	2,891,384
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	16,323,652
WRKCo, Inc.,
3.000%, 09/15/2024	6,000,000	6,378,053
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,760,000
Xerox Corp.,
4.125%, 03/15/2023	35,175,000	35,122,238
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	20,250,000	21,816,052
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,000,000	21,722,469
5.750%, 11/30/2039	9,000,000	11,560,008
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,988,052
3.250%, 02/01/2023	24,701,000	26,070,007
4.500%, 11/13/2025	16,275,000	18,995,868
Total Industrials (Cost $7,446,360,245)		7,959,289,352	29.9%

Utilities
American Water Capital Corp.,
2.800%, 05/01/2030	8,500,000	9,259,654
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,940,551
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	15,310,839
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,806,974
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,054,226
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	9,731,876
Consumers Energy Co.,
3.500%, 08/01/2051	9,425,000	11,171,222
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	15,000,000	15,478,963
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,476,287
DTE Electric Company,
2.625%, 03/01/2031	30,200,000	32,699,876
Edison International,
2.950%, 03/15/2023	5,000,000	5,116,109
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	55,083,095
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,757,608
3.625%, 05/25/2027 (1)(2)	27,500,000	30,024,582
3.500%, 04/06/2028 (1)(2)	7,000,000	7,529,697
4.875%, 06/14/2029 (1)(2)	11,775,000	13,908,615
6.800%, 09/15/2037 (1)(2)	3,875,000	5,372,912
6.000%, 10/07/2039 (1)(2)	631,000	840,194
4.750%, 05/25/2047 (1)(2)	42,584,000	50,815,798
Engie Energia Chile SA,
3.400%, 01/28/2030 (1)(2)	3,000,000	3,124,500
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	17,722,707
5.100%, 06/15/2045	5,875,000	7,580,510
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,943,097
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,488,226
3.400%, 03/01/2050	11,325,000	11,958,261
Fortis Inc.,
3.055%, 10/04/2026 (1)	8,762,000	9,454,074
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,900,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,571,805
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,867,564
NiSource, Inc.:
3.600%, 05/01/2030	20,800,000	23,824,565
3.950%, 03/30/2048	11,775,000	13,621,112
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	9,500,000	10,368,175
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,535,752
RGS I&M Funding Corp.,
9.820%, 12/07/2022	267,849	278,932
Southern Co.,
2.950%, 07/01/2023	17,400,000	18,387,135
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,252,819
Total Utilities (Cost $413,450,880)		453,258,312	1.7%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	9,190,664
4.750%, 07/28/2025 (1)(2)	37,818,000	41,678,386
4.800%, 04/18/2026 (1)(2)	43,175,000	48,084,861
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	6,708,000	6,666,216
2.875%, 08/14/2024 (1)	39,395,000	36,987,567
6.500%, 07/15/2025 (1)	15,000,000	15,727,574
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,535,998
AIG Life Holdings, Inc.,
6.625%, 02/15/2029	16,500,000	20,447,669
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,984,344
Air Lease Corp.:
4.250%, 02/01/2024	8,175,000	8,412,161
2.300%, 02/01/2025	14,150,000	13,532,496
Allstate Corp.,
3.850%, 08/10/2049	10,968,000	13,144,044
Ally Financial, Inc.,
5.125%, 09/30/2024	3,000,000	3,239,656
American International Group, Inc.:
4.875%, 06/01/2022	25,951,000	28,010,298
3.750%, 07/10/2025	11,400,000	12,615,707
3.875%, 01/15/2035	15,000,000	17,193,016
6.820%, 11/15/2037	4,173,000	5,879,756
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,347,425
Anthem, Inc.:
3.350%, 12/01/2024	7,050,000	7,740,887
2.375%, 01/15/2025	4,075,000	4,324,986
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	10,126,069
2.125%, 07/28/2021 (1)(2)	17,175,000	17,479,235
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	16,451,590
Assurant, Inc.:
1.534%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,916,000	1,915,998
4.900%, 03/27/2028	3,000,000	3,278,788
3.700%, 02/22/2030	7,000,000	7,036,979
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	34,748,452
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	14,803,000	15,098,059
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (1)(2)	5,000,000	4,565,196
2.875%, 02/15/2025 (1)(2)	10,000,000	8,391,574
Banco Santander Chile,
2.700%, 01/10/2025 (1)(2)	8,000,000	8,215,040
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	12,480,374
3.848%, 04/12/2023 (1)	16,700,000	17,780,151
5.179%, 11/19/2025 (1)	11,150,000	12,551,887
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,809,740
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,504,157
3.300%, 01/11/2023	22,650,000	24,173,816
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,773,024
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	13,627,039
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	10,466,795
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	22,000,000	23,800,547
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	8,000,000	8,404,464
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%) (3)	22,700,000	24,792,787
3.248%, 10/21/2027	6,000,000	6,617,243
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	7,000,000	7,338,742
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	35,000,000	37,035,096
7.750%, 05/14/2038	725,000	1,185,243
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	26,900,771
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	5,381,550
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	16,080,825
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,582,347
1.625%, 05/01/2023 (1)	11,425,000	11,694,738
4.500%, 12/16/2025 (1)	8,048,000	9,144,181
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	13,483,280
Barclays PLC:
3.250%, 01/12/2021 (1)	25,000,000	25,325,000
3.684%, 01/10/2023 (1)	22,500,000	23,350,482
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,529,100
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	5,385,826
3.650%, 03/16/2025 (1)	17,350,000	18,809,308
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	23,400,000	25,280,624
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,448,634
4.337%, 01/10/2028 (1)	10,000,000	11,101,706
BBVA USA:
2.875%, 06/29/2022	15,700,000	16,061,312
3.875%, 04/10/2025	45,470,000	48,034,804
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	4,581,016
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	4,000,000	4,233,890
3.375%, 01/09/2025 (1)(2)	8,000,000	8,646,714
4.375%, 09/28/2025 (1)(2)	14,700,000	16,214,539
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	42,500,000	44,507,600
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	10,000,000	10,240,162
3.052%, 01/13/2031 (SOFR + 1.507%) (1)(2)(3)	10,500,000	11,059,578
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	18,750,000	19,019,494
3.375%, 03/01/2023 (1)(2)	24,750,000	26,395,518
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	37,631,397
4.625%, 07/11/2024 (1)(2)	3,185,000	3,473,852
5.150%, 07/21/2024 (1)(2)	30,902,000	34,486,719
2.375%, 01/14/2025 (1)(2)	5,000,000	5,172,570
4.500%, 03/15/2025 (1)(2)	31,275,000	34,148,003
Brown & Brown, Inc.,
4.500%, 03/15/2029	11,090,000	11,950,817
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	8,347,228
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (2)	5,000,000	5,390,646
Capital One Financial Corp.:
3.200%, 01/30/2023	5,000,000	5,265,845
3.750%, 07/28/2026	5,000,000	5,463,425
3.650%, 05/11/2027	16,750,000	18,361,434
3.800%, 01/31/2028	6,960,000	7,748,669
Capital One NA,
3.375%, 02/15/2023	54,066,000	56,917,437
Charles Schwab Corp.,
4.200%, 03/24/2025	8,725,000	10,011,185
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%) (3)	21,219,000	19,839,765
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	100,000
5.000%, 08/01/2023	5,000,000	5,099,500
4.750%, 02/16/2024	13,000,000	13,185,510
5.250%, 03/07/2025	100,000	103,604
Citigroup, Inc.:
2.350%, 08/02/2021	8,125,000	8,281,301
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,343,112
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,957,144
1.780%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,081,201
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	11,000,000	11,885,273
3.700%, 01/12/2026	4,700,000	5,249,022
3.106%, 04/08/2026 (SOFR + 2.750%) (3)	15,000,000	16,133,627
3.200%, 10/21/2026	10,931,000	11,981,763
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	33,816,069
0.000%, 06/03/2031 (SOFR + 2.107%) (3)	50,000,000	51,713,019
Citizens Bank NA:
2.550%, 05/13/2021	6,175,000	6,276,020
2.250%, 04/28/2025	9,000,000	9,550,744
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	23,400,000	25,323,800
3.250%, 04/30/2030	40,000,000	43,229,865
CNA Financial Corp.:
5.750%, 08/15/2021	9,752,000	10,277,821
7.250%, 11/15/2023	12,400,000	14,455,245
4.500%, 03/01/2026	21,125,000	23,893,490
3.450%, 08/15/2027	9,000,000	9,600,210
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	20,630,237
Comerica Bank,
4.000%, 07/27/2025	21,425,000	23,222,157
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	19,000,000	21,447,285
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	35,000,000	37,242,025
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,381,048
4.625%, 12/01/2023 (1)	7,229,000	7,971,707
4.375%, 08/04/2025 (1)	11,805,000	13,286,498
3.750%, 07/21/2026 (1)	36,000,000	39,664,390
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	24,037,638
3.750%, 04/24/2023 (1)(2)	8,375,000	8,962,406
3.250%, 10/04/2024 (1)(2)	8,575,000	9,206,910
4.375%, 03/17/2025 (1)(2)	37,093,000	40,988,242
1.907%, 06/16/2026 (SOFRINDX + 1.676%) (1)(2)(3)	7,000,000	7,102,170
3.250%, 01/14/2030 (1)(2)	5,000,000	5,364,854
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,335,806
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	6,447,918
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	13,700,000	14,168,244
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	10,000,000	10,127,980
4.282%, 01/09/2028 (1)(2)	16,750,000	18,760,151
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	11,979,222
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	22,797,095
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	23,041,433
3.750%, 03/26/2025 (1)	15,000,000	16,535,140
4.550%, 04/17/2026 (1)	5,000,000	5,749,298
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024	10,000,000	10,492,327
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,617,761
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	8,625,000	8,632,151
3.150%, 01/22/2021 (1)	16,954,000	17,033,478
3.375%, 05/12/2021 (1)	5,450,000	5,498,732
4.250%, 10/14/2021 (1)	29,900,000	30,677,767
5.000%, 02/14/2022 (1)	10,000,000	10,438,315
3.300%, 11/16/2022 (1)	17,625,000	18,026,719
3.950%, 02/27/2023 (1)	14,875,000	15,447,322
5.882%, 07/08/2031 (1)(8)	30,000,000	29,888,724
Digital Realty Trust LP:
4.450%, 07/15/2028	7,000,000	8,389,177
3.600%, 07/01/2029	41,950,000	48,162,535
Discover Bank:
3.350%, 02/06/2023	7,000,000	7,384,132
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%) (3)	6,500,000	6,561,425
4.650%, 09/13/2028	23,225,000	26,673,680
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	27,338,917
4.100%, 02/09/2027	13,379,000	14,623,109
First Horizon National Corp.:
3.500%, 12/15/2020	29,022,000	29,248,485
4.000%, 05/26/2025	30,000,000	31,374,850
First Republic Bank,
4.625%, 02/13/2047	1,850,000	2,220,873
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	10,000,000	10,341,471
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	5,533,713
6.500%, 12/14/2040 (2)	1,820,000	2,726,954
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	10,000,000	10,542,030
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025 (1)	5,000,000	5,246,359
4.418%, 11/15/2035 (1)	36,000,000	36,603,119
Globe Life, Inc.:
3.800%, 09/15/2022	1,275,000	1,339,748
4.550%, 09/15/2028	9,350,000	10,810,374
Goldman Sachs Group, Inc.:
5.250%, 07/27/2021	1,100,000	1,155,007
2.350%, 11/15/2021	10,000,000	10,063,638
5.750%, 01/24/2022	15,100,000	16,290,484
1.963%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,156,320
3.500%, 01/23/2025	9,400,000	10,233,369
3.500%, 04/01/2025	10,000,000	10,965,076
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	25,864,299
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	20,206,850
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	17,510,479
6.345%, 02/15/2034	125,000	172,125
6.750%, 10/01/2037	300,000	436,759
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	14,247,166
3.700%, 01/22/2070 (2)	14,000,000	14,653,712
4.850%, 01/24/2077 (2)	15,693,000	20,060,650
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	10,000,000	12,210,725
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	15,725,000	16,580,288
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	9,917,018
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	8,716,400
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	8,005,983
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	4,122,280
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	32,110,565
3.600%, 05/25/2023 (1)	6,000,000	6,438,988
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,672,348
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,616,863
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	19,784,872
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	4,775,000	5,300,698
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	13,446,990
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,511,852
2.300%, 01/14/2022	15,225,000	15,627,033
2.625%, 08/06/2024	1,500,000	1,588,291
Huntington National Bank,
2.875%, 08/20/2020	12,275,000	12,297,989
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	6,511,000	7,308,225
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,158,437
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,802,748
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,676,285
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	17,346,478
6.450%, 06/08/2027	1,300,000	1,525,513
4.150%, 01/23/2030	30,200,000	32,546,971
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,615,000	20,448,110
JPMorgan Chase & Co.:
2.295%, 08/15/2021	22,000,000	22,045,980
4.350%, 08/15/2021	2,400,000	2,504,624
4.500%, 01/24/2022	4,400,000	4,669,643
3.200%, 01/25/2023	5,350,000	5,688,041
2.250%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,111,900
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	16,673,217
3.125%, 01/23/2025	21,850,000	23,814,057
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	19,859,000	20,801,886
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	17,000,000	17,594,079
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	71,000,000	73,741,919
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	30,500,000	32,211,213
KeyBank NA,
3.400%, 05/20/2026	21,575,000	23,799,297
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,280,186
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	73,328,000	74,978,965
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	1,038,524
3.951%, 10/15/2050 (2)	900,000	950,983
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	571,943
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,808,221
Lincoln National Corp.:
3.400%, 01/15/2031	23,000,000	24,964,307
6.300%, 10/09/2037	2,190,000	2,913,248
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	6,575,000	7,143,738
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,520,000	22,395,022
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,288,637
3.750%, 01/11/2027 (1)	7,800,000	8,634,483
4.375%, 03/22/2028 (1)	15,000,000	17,405,042
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	23,421,867
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	275,000	286,573
4.875%, 06/10/2025 (1)(2)	7,800,000	8,622,507
3.624%, 06/03/2030 (1)(2)	15,000,000	15,727,709
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	37,243,925
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	22,543,404
Manufacturers & Traders Trust Co.,
1.399%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,485,721
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	16,375,000	19,243,886
2.484%, 05/19/2027 (1)	13,850,000	14,503,997
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,033,644
3.300%, 03/14/2023	6,875,000	7,323,768
3.750%, 03/14/2026	9,225,000	10,454,062
5.875%, 08/01/2033	3,729,000	5,075,379
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,644,093
3.729%, 10/15/2070 (2)	19,253,000	19,786,641
4.900%, 04/01/2077 (2)	8,000,000	10,339,009
MBIA Insurance Corp.,
12.479%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	700,000	280,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	4,400,729
4.050%, 03/01/2045	9,025,000	10,652,658
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,830,598
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	11,039,000	11,233,784
3.455%, 03/02/2023 (1)	15,000,000	16,035,069
2.801%, 07/18/2024 (1)	10,000,000	10,707,820
2.193%, 02/25/2025 (1)	11,500,000	11,885,871
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	10,111,276
2.601%, 09/11/2022 (1)	5,000,000	5,195,793
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,736,133
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	20,837,296
3.170%, 09/11/2027 (1)	24,650,000	26,617,509
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,904,579
3.750%, 02/25/2023	1,000,000	1,079,192
2.420%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,121,083
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	25,000,000	26,915,390
3.700%, 10/23/2024	5,000,000	5,544,436
2.720%, 07/22/2025 (SOFR + 1.152%) (3)	15,000,000	15,914,571
4.000%, 07/23/2025	2,500,000	2,834,615
3.875%, 01/27/2026	7,000,000	7,918,433
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	40,000,000	41,648,366
3.125%, 07/27/2026	13,175,000	14,522,807
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	17,260,754
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,208,201
National Australia Bank Ltd.,
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	5,000,000	5,449,297
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	13,000,000	13,295,953
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	15,278,388
3.900%, 07/21/2025 (1)(2)	8,100,000	9,084,194
4.000%, 09/14/2026 (1)(2)	58,541,000	63,282,509
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,615,437
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,390,490
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	8,660,855
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	15,088,000	15,517,341
3.900%, 11/30/2049 (2)	17,500,000	17,430,554
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,850,559
9.375%, 08/15/2039 (2)	27,409,000	44,100,936
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,788,154
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	38,153,627
4.450%, 05/15/2069 (2)	10,000,000	12,218,427
Nomura Holdings, Inc.,
2.648%, 01/16/2025 (1)	10,000,000	10,431,004
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	17,476,478
People's United Bank NA,
4.000%, 07/15/2024	4,400,000	4,668,097
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,702,503
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,279,914
3.125%, 05/15/2023	3,675,000	3,899,206
Protective Life Corp.,
4.300%, 09/30/2028 (2)	4,105,000	4,455,820
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,025,000	12,736,810
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	27,263,936
Raymond James Financial, Inc.:
3.625%, 09/15/2026	425,000	471,955
4.950%, 07/15/2046	15,000,000	18,145,347
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	11,090,534
Regions Bank,
6.450%, 06/26/2037	3,864,000	5,189,496
Regions Financial Corp.:
2.750%, 08/14/2022	14,900,000	15,518,193
3.800%, 08/14/2023	19,737,000	21,463,530
2.250%, 05/18/2025	16,650,000	17,436,709
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	10,954,000	11,065,535
2.625%, 07/22/2022 (2)	9,700,000	9,963,571
2.500%, 10/30/2024 (2)	20,000,000	20,603,898
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	34,849,822
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	64,716,444
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	18,976,433
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	8,300,000	9,027,937
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	4,250,000	5,004,378
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	11,000,000	12,761,743
Santander Holdings USA, Inc.:
3.400%, 01/18/2023	5,750,000	5,981,080
3.450%, 06/02/2025	10,000,000	10,416,855
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,579,863
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,612,512
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	36,375,000	39,623,287
4.000%, 03/13/2024 (1)	7,700,000	8,483,066
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (1)(2)	15,000,000	15,349,095
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	9,725,000	10,469,559
5.000%, 01/17/2024 (1)(2)	13,000,000	14,050,240
3.875%, 03/28/2024 (1)(2)	10,000,000	10,668,912
2.625%, 10/16/2024 (1)(2)	14,575,000	14,883,853
2.625%, 01/22/2025 (1)(2)	34,600,000	35,310,888
4.250%, 04/14/2025 (1)(2)	21,975,000	23,239,181
4.250%, 08/19/2026 (1)(2)	18,572,000	19,796,860
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	14,000,000	14,167,268
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	17,600,000	18,541,848
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	40,500,000	42,898,532
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	8,800,000	8,987,579
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	7,000,000	7,911,234
5.700%, 03/26/2044 (1)(2)	14,000,000	17,161,440
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%) (2)(3)	12,975,000	14,044,993
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,024,730
4.250%, 07/18/2024	19,615,000	20,835,042
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	2,500,000	2,629,926
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,880,290
3.102%, 01/17/2023 (1)	16,125,000	17,056,167
2.696%, 07/16/2024 (1)	10,400,000	11,017,449
2.448%, 09/27/2024 (1)	20,000,000	20,978,587
SunTrust Banks, Inc.:
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,873,324
3.300%, 05/15/2026	28,734,000	31,686,676
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	7,121,706
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,203,114
4.250%, 08/15/2024	33,325,000	34,995,647
4.500%, 07/23/2025	12,795,000	13,594,720
3.700%, 08/04/2026	5,388,000	5,576,790
3.950%, 12/01/2027	43,000,000	44,946,469
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	19,830,499
Travelers Companies, Inc.,
2.550%, 04/27/2050	8,775,000	8,728,942
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	17,971,724
6.125%, 08/15/2043 (1)	22,605,000	30,731,378
UBS Group Funding Switzerland AG:
1.737%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,430,548
2.650%, 02/01/2022 (1)(2)	10,000,000	10,297,920
3.491%, 05/23/2023 (1)(2)	34,075,000	35,640,308
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	31,700,000	32,833,582
4.125%, 09/24/2025 (1)(2)	6,500,000	7,367,455
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	15,928,780
Voya Financial, Inc.,
3.650%, 06/15/2026	7,102,000	7,870,373
Wells Fargo & Co.:
3.069%, 01/24/2023	12,000,000	12,434,553
1.990%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,072,250
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	12,375,000	12,570,661
3.000%, 02/19/2025	5,225,000	5,641,019
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	10,000,000	10,409,982
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,459,669
3.000%, 04/22/2026	4,000,000	4,368,009
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	35,000,000	36,508,007
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	8,000,000	11,103,858
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,496,832
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	18,059,000	18,408,977
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	11,097,478
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	11,032,374
Willis North America, Inc.:
2.950%, 09/15/2029	10,600,000	11,220,712
5.050%, 09/15/2048	15,000,000	19,119,545
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	20,978,341
Total Financials (Cost $5,310,124,000)		5,644,363,987	21.3%
Total Corporate Bonds (Cost $13,169,935,125)		14,056,911,651	52.9%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	742,156
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	1,012,750
1.981%, 04/01/2025	1,000,000	1,010,500
2.076%, 04/01/2026	1,000,000	1,014,290
2.176%, 04/01/2027	1,300,000	1,318,668
2.310%, 04/01/2028	1,000,000	1,017,110
2.410%, 04/01/2029	2,360,000	2,390,515
2.510%, 04/01/2030	1,175,000	1,188,042
2.760%, 04/01/2040 (Callable 04/01/2030)	2,850,000	2,769,317
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	9,950,000	10,098,752
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,874,478
7.155%, 03/01/2027	1,700,000	2,046,205
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/31/2020)	1,100,000	1,105,027
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,743,930
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,863,525
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,539,613
County of Hamilton OH,
3.756%, 06/01/2042	25,725,000	27,937,607
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	15,593,850
Great Lakes Water Authority,
2.615%, 07/01/2036	20,000,000	20,780,200
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)	10,000,000	5,128,600
0.000%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,830,100
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,750,000	3,416,250
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	5,600,000	5,655,048
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 07/31/2020)	1,660,000	1,661,112
Massachusetts Educational Financing Authority,
3.775%, 07/01/2035 (Callable 07/01/2029)	10,000,000	10,996,700
Michigan Finance Authority,
4.600%, 10/01/2022	12,575,000	12,759,853
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)	23,810,738	24,190,996
2.650%, 11/01/2046 (Callable 01/01/2026)	22,523,080	22,883,224
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035) (8)	18,325,000	18,504,402
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,335,000	1,356,320
3.750%, 07/01/2034 (Callable 07/01/2023)	2,085,000	2,126,366
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	2,305,000	2,347,458
2.812%, 07/01/2035 (Callable 01/01/2024)	2,935,000	2,980,551
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,687,930
Public Finance Authority,
0.000%, 12/15/2027	19,000,000	14,117,760
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	1,440,000	1,456,142
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,129,129
2.200%, 12/01/2023	1,400,000	1,407,574
2.400%, 12/01/2024	1,165,000	1,173,959
2.530%, 12/01/2025	2,310,000	2,334,671
2.730%, 12/01/2026	1,490,000	1,506,286
5.000%, 12/01/2026	1,200,000	1,391,952
2.875%, 12/01/2027	1,800,000	1,825,146
5.000%, 12/01/2027	1,130,000	1,328,451
5.000%, 12/01/2028	1,265,000	1,505,185
5.000%, 12/01/2029	1,295,000	1,559,348
3.625%, 12/01/2037 (Callable 12/01/2030)	6,000,000	5,997,120
State of Illinois,
6.200%, 07/01/2021	7,955,000	8,024,606
Tennessee Energy Acquisition Corp.,
4.000%, 05/01/2048 (Callable 02/01/2023) (4)	16,965,000	18,260,108
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,369,832
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,999,702
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,363,773
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,174,987
Total Municipal Bonds (Cost $301,990,176)		312,497,176	1.2%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-43, Class J, 7.000%, 05/25/2021	3,124	3,167
Series 1991-65, Class Z, 6.500%, 06/25/2021	1,671	1,694
Series 1992-129, Class L, 6.000%, 07/25/2022	10,904	11,272
Series 1993-32, Class H, 6.000%, 03/25/2023	4,065	4,271
Series 1993-58, Class H, 5.500%, 04/25/2023	18,692	19,495
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	781	821
5.000%, 05/01/2021	799	839
6.000%, 06/01/2021	1,155	1,174
6.500%, 12/01/2028	10,445	11,768
6.500%, 06/01/2029	4,188	4,698
3.000%, 10/01/2030	27,134,681	28,848,702
3.000%, 02/01/2032	41,367,341	44,111,461
3.500%, 05/01/2032	20,305,864	21,729,052
3.000%, 07/01/2032	9,316,531	9,932,323
3.000%, 10/01/2032	6,817,795	7,268,623
3.000%, 11/01/2032	10,856,014	11,574,380
3.000%, 12/01/2032	11,365,920	12,114,494
3.000%, 01/01/2033	5,091,671	5,428,388
3.000%, 04/01/2033	5,396,025	5,753,403
3.500%, 01/01/2034	19,930,276	21,318,203
3.000%, 05/01/2035	7,419,530	7,886,235
3.000%, 09/01/2035	10,671,107	11,296,362
3.000%, 10/01/2035	14,733,951	15,597,728
5.000%, 03/01/2036	3,842,223	4,409,784
5.500%, 04/01/2037	82,564	94,878
5.500%, 04/01/2038	51,761	59,424
5.500%, 05/01/2038	86,507	99,086
5.500%, 01/01/2039	13,629,537	15,619,254
4.500%, 11/01/2039	506,398	563,060
4.500%, 11/01/2039	1,724,166	1,916,625
4.500%, 08/01/2040	1,740,923	1,934,686
4.500%, 08/01/2040	2,409,705	2,679,039
4.000%, 10/01/2040	17,893,734	19,628,456
4.000%, 01/01/2041	12,424,776	13,623,458
3.500%, 06/01/2042	3,436,122	3,718,244
3.500%, 06/01/2042	5,270,356	5,705,013
3.500%, 07/01/2042	20,242,491	21,928,970
3.500%, 07/01/2042	29,343,723	31,753,342
3.000%, 08/01/2042	17,236,441	18,468,637
3.500%, 09/01/2042	11,170,704	12,093,422
3.000%, 11/01/2042	41,906,810	45,325,398
3.500%, 12/01/2042	17,787,369	19,251,067
3.000%, 01/01/2043	29,869,944	32,020,112
3.000%, 02/01/2043	5,793,174	6,209,351
3.500%, 02/01/2043	13,232,202	14,467,684
3.000%, 03/01/2043	14,065,184	15,077,613
3.000%, 04/01/2043	11,985,252	12,845,977
3.000%, 04/01/2043	10,466,911	11,321,431
3.000%, 06/01/2043	9,636,379	10,328,887
3.000%, 08/01/2043	21,992,077	23,562,837
4.500%, 12/01/2043	9,594,822	10,726,604
3.500%, 05/01/2044	33,201,777	36,303,625
3.500%, 08/01/2044	19,504,086	20,912,632
3.500%, 08/01/2044	26,158,286	28,303,046
4.000%, 09/01/2044	10,259,853	11,166,895
4.000%, 10/01/2044	15,833,928	17,363,637
3.500%, 01/01/2045	19,360,461	21,041,581
4.000%, 02/01/2045	10,997,175	11,923,541
3.500%, 06/01/2045	21,847,250	23,888,333
3.500%, 07/01/2045	19,471,107	21,055,475
3.000%, 10/01/2045	29,000,308	31,065,032
4.000%, 10/01/2045	16,101,210	17,392,536
3.500%, 12/01/2045	20,539,271	21,906,814
4.000%, 12/01/2045	6,695,823	7,244,519
3.000%, 01/01/2046	77,205,858	83,913,696
3.500%, 01/01/2046	44,094,232	47,949,114
4.000%, 02/01/2046	20,247,965	22,208,603
4.000%, 02/01/2046	8,855,478	9,547,484
3.500%, 03/01/2046	5,730,257	6,266,276
4.000%, 05/01/2046	787,190	849,801
3.500%, 08/01/2046	67,811,319	74,072,274
4.000%, 08/01/2046	10,780,204	11,780,095
3.000%, 10/01/2046	81,570,931	88,472,659
3.000%, 10/01/2046	61,154,482	65,388,739
4.500%, 11/01/2046	62,745,004	69,761,774
4.000%, 01/01/2047	38,372,977	42,435,244
3.000%, 02/01/2047	33,559,897	35,880,462
3.000%, 05/01/2047	67,648,166	72,325,678
3.500%, 08/01/2047	21,250,330	23,091,038
4.000%, 06/01/2048	58,916,896	65,252,563
4.000%, 08/01/2048	30,506,153	32,921,723
3.000%, 12/01/2049	170,875,962	180,799,083
4.000%, 05/01/2050 (8)	59,923,737	65,621,704
3.000%, 06/01/2050	45,705,687	48,846,503
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	232	236
Series 1122, Class G, 7.000%, 08/15/2021	633	647
Series 1186, Class I, 7.000%, 12/15/2021	1,823	1,877
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	129	135
2.500%, 12/01/2027	9,913,433	10,402,614
5.000%, 05/01/2028	26,815	29,233
6.500%, 09/01/2028	7,642	8,559
6.500%, 02/01/2029	17,460	19,689
3.000%, 07/01/2029	14,822,291	15,602,300
4.500%, 07/01/2030	3,062,633	3,330,601
3.000%, 08/01/2030	21,185,720	22,518,214
3.000%, 01/01/2031	58,003,085	61,645,406
4.000%, 11/01/2031	14,193,864	15,283,570
3.500%, 01/01/2032	34,902,547	37,335,114
5.500%, 01/01/2032	6,804	7,596
2.500%, 07/01/2032	22,265,803	23,669,973
3.000%, 11/01/2032	6,888,716	7,292,135
2.500%, 12/01/2032	82,813,145	86,903,273
3.000%, 04/01/2033	11,635,655	12,363,202
3.000%, 05/01/2033	11,646,803	12,380,757
3.500%, 09/01/2033	55,081,452	59,436,903
5.000%, 09/01/2033	9,567,157	10,973,691
4.500%, 10/01/2033	18,163,890	19,861,266
3.000%, 11/01/2033	87,788,626	94,305,548
4.000%, 01/01/2034	10,127,443	10,904,257
5.500%, 04/01/2034	552,709	633,705
4.000%, 09/01/2034	14,736,536	15,864,278
5.500%, 09/01/2034	24,925	28,582
5.000%, 02/01/2035	13,912,134	15,959,559
5.000%, 02/01/2035	10,057,164	11,537,832
5.500%, 02/01/2035	21,919	25,148
5.000%, 04/01/2035	988,483	1,134,511
5.000%, 07/01/2035	2,843,687	3,262,459
5.000%, 02/01/2036	1,757,174	2,017,117
5.000%, 03/01/2036	810,414	930,655
5.500%, 04/01/2036	2,597,969	2,984,933
4.000%, 05/01/2037	51,910,504	55,829,927
3.500%, 08/01/2037	32,245,534	34,082,169
2.500%, 04/01/2038	58,493,368	61,551,906
6.000%, 05/01/2038	4,143,515	4,836,934
4.500%, 04/01/2039	13,845,925	15,396,553
4.000%, 06/01/2039	9,481,652	10,186,282
5.000%, 06/01/2039	12,384,160	14,145,513
4.500%, 01/01/2040	6,499,204	7,226,579
4.500%, 01/01/2040	2,754,252	3,009,757
5.000%, 06/01/2040	10,371,037	11,833,299
4.000%, 08/01/2040	828,686	909,544
4.500%, 08/01/2040	9,848,851	10,961,438
4.500%, 08/01/2040	3,604,334	4,010,987
4.000%, 10/01/2040	1,471,819	1,614,918
4.000%, 11/01/2040	15,612,167	17,139,350
4.000%, 12/01/2040	3,389,396	3,789,864
3.500%, 01/01/2041	1,689,352	1,827,984
4.000%, 01/01/2041	3,270,662	3,589,841
3.500%, 02/01/2041	1,912,564	2,069,319
4.000%, 02/01/2041	321,572	352,916
4.500%, 02/01/2041	42,478,812	47,085,511
3.500%, 03/01/2041	12,952,910	14,014,212
4.000%, 03/01/2041	5,890,189	6,468,432
4.500%, 07/01/2041	4,238,514	4,714,933
3.500%, 09/01/2041	26,800,428	28,997,345
4.000%, 09/01/2041	2,493,622	2,735,000
3.500%, 11/01/2041	13,992,910	15,139,381
3.500%, 12/01/2041	2,564,373	2,773,197
4.000%, 12/01/2041	11,678,903	12,817,866
4.000%, 01/01/2042	21,417,366	23,484,742
4.500%, 01/01/2042	8,785,328	9,777,109
4.000%, 02/01/2042	19,316,464	21,206,782
3.000%, 04/01/2042	52,497,798	56,019,853
3.000%, 05/01/2042	3,108,483	3,330,831
3.500%, 05/01/2042	14,666,526	15,853,263
3.500%, 06/01/2042	5,572,359	6,029,345
3.500%, 07/01/2042	97,813,369	106,960,368
3.500%, 08/01/2042	9,407,200	10,183,477
3.500%, 09/01/2042	15,020,926	16,248,382
3.000%, 10/01/2042	15,910,741	17,352,256
3.000%, 03/01/2043	5,963,136	6,389,328
3.000%, 04/01/2043	1,970,208	2,111,404
3.000%, 05/01/2043	6,813,630	7,367,739
3.000%, 05/01/2043	23,017,168	24,664,472
3.500%, 05/01/2043	15,118,362	16,532,920
3.000%, 06/01/2043	25,108,072	26,904,201
3.500%, 06/01/2043	7,954,608	8,835,125
3.000%, 07/01/2043	19,745,602	21,221,186
4.000%, 07/01/2043	26,339,443	28,919,444
3.000%, 08/01/2043	7,259,150	7,774,895
3.500%, 09/01/2043	32,445,895	35,078,924
4.500%, 09/01/2043	13,487,752	15,005,377
4.000%, 01/01/2045	10,860,235	11,836,203
3.500%, 02/01/2045	43,340,676	46,902,466
4.000%, 02/01/2045	6,283,123	6,887,991
4.000%, 02/01/2045	12,772,079	14,013,459
4.000%, 02/01/2045	17,298,412	18,898,853
4.000%, 02/01/2045	3,534,474	3,848,135
4.000%, 03/01/2045	9,124,092	9,901,570
4.000%, 11/01/2045	37,012,741	40,039,407
3.500%, 12/01/2045	31,858,126	33,989,321
4.000%, 12/01/2045	18,924,058	21,174,174
4.000%, 12/01/2045	48,336,726	52,252,643
4.500%, 02/01/2046	25,536,201	28,389,007
4.500%, 08/01/2046	25,836,164	28,731,067
3.000%, 10/01/2046	25,565,689	27,343,121
3.500%, 11/01/2046	28,217,177	30,212,844
4.000%, 02/01/2047	17,596,860	18,870,538
4.000%, 03/01/2047	33,539,891	36,183,669
4.000%, 03/01/2047	25,650,640	28,358,163
4.000%, 10/01/2047	22,694,511	24,214,586
4.000%, 11/01/2047	13,497,201	14,398,873
3.500%, 12/01/2047	43,773,014	46,222,809
4.000%, 12/01/2047	68,458,994	72,862,151
3.000%, 01/01/2048	27,003,426	28,858,931
3.500%, 05/01/2048	84,935,396	91,254,993
5.000%, 11/01/2048	33,427,649	37,908,959
3.500%, 06/01/2049	94,334,568	99,182,593
4.000%, 09/01/2049	9,903,212	10,489,013
3.500%, 01/01/2050	51,473,560	55,914,800
3.000%, 05/01/2050	140,309,152	151,386,786
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	13,177	14,820
6.500%, 01/20/2029	7,190	8,329
6.000%, 11/20/2033	9,985	11,472
5.000%, 07/20/2040	501,611	566,034
4.000%, 01/20/2041	7,965,907	8,781,978
4.000%, 08/20/2041	4,602,270	5,072,993
3.500%, 10/20/2041	8,461,976	9,200,060
4.000%, 12/20/2041	6,098,771	6,724,045
4.000%, 02/20/2042	11,809,377	13,016,433
4.000%, 06/20/2042	9,908,597	10,913,347
3.500%, 09/20/2042	6,698,297	7,282,616
4.000%, 09/20/2044	33,782,974	36,811,279
3.000%, 04/20/2045	12,895,064	13,725,327
3.500%, 04/20/2045	17,300,381	18,519,675
4.000%, 05/20/2045	14,014,178	15,196,814
3.500%, 06/20/2045	16,822,514	18,012,573
3.500%, 10/20/2045	56,756,454	60,903,943
4.500%, 01/20/2046	13,257,187	14,530,549
4.000%, 04/20/2046	19,431,271	21,002,995
4.000%, 05/20/2046	7,134,879	7,712,089
4.500%, 06/20/2047	22,511,906	24,595,797
4.500%, 07/20/2047	15,519,995	16,915,767
4.500%, 09/20/2047	79,500,170	86,744,508
3.500%, 02/20/2048	39,825,162	42,585,145
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	58,851,381	62,626,020
Total U.S. Government Agency Issues (Cost $4,672,794,102)		4,912,322,759	18.5%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.335%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	5,689,873	5,550,891
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 0.505%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	715,311	714,327
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.335%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,921,811	1,912,052
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	29,567	29,364
Series 2005-3CB, Class 2A1, 5.000%, 12/31/2020 (6)	88,670	85,895
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (6)	16,707	16,383
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	138,628	137,005
Series 2006-J5, Class 3A1, 3.984%, 07/25/2021 (4)(6)	13,045	12,906
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	49,713	49,560
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	5,034,333	4,985,369
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	3,503,278	3,625,380
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	12,429,872	12,030,556
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	2,154,855	1,820,729
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	2,147,580	1,854,873
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	322,876	319,226
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	2,758,182	2,576,334
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	462,886	339,404
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	125	125
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 0.420%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	28,896,377	28,298,210
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	3,962,492	4,067,840
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	38,743,799	39,584,621
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 0.375%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	12,192,917	12,036,727
Series 2006-HE6, Class A4, 0.345%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	382,989	373,159
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 08/25/2020	240,136	247,896
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	16,951	15,417
Series 2007-1, Class 1A1, 4.946%, 04/25/2022 (4)(6)	159,429	151,196
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,806,189	1,815,138
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	31,144	30,388
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	4,806,909	4,565,244
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	181,094	172,390
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.430%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	3,955,233	3,904,194
Series 2007-C, Class 1A3, 4.043%, 05/20/2036 (4)(6)	1,769,953	1,677,312
Series 2006-G, Class 1A1, 0.570%, 07/20/2036 (1 Month LIBOR USD + 0.380%) (3)	24,956,438	24,053,197
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	86,951	85,786
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 4.270%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	495,564	488,243
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 1.145%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	3,343,741	3,331,868
Series 2006-HE8, Class 21A2, 0.355%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	3,276,792	3,262,418
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 0.505%, 05/25/2037 (1 Month LIBOR USD + 0.320%) (3)	235,095	234,936
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 0.965%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,466,029	1,467,488
Series 2007-HE1, Class A2, 0.335%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	309,698	308,662
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.898%, 01/25/2036 (4)	722,917	672,430
Series 2006-A1, Class 2A3, 4.009%, 09/25/2036 (4)	521,511	458,040
Series 2007-A1, Class 2A3, 3.512%, 02/25/2037 (4)	995,274	960,428
Series 2007-A1, Class 3A1, 3.925%, 02/25/2037 (4)	2,351,359	2,318,452
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (6)	314,976	296,382
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	3,869,012	3,886,872
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	1,085,736	1,041,267
Citicorp Residential Mortgage Trust:
Series 2007-1, Class A6, 5.702%, 03/25/2037 (7)	13,326	13,717
Series 2007-2, Class A4, 6.538%, 06/25/2037 (7)	4,473,112	4,484,230
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	28,092,983	29,265,843
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.880%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	7,358,804	7,166,690
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	2,728,532	2,758,640
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	39,172	39,040
Series 2007-AMC4, Class A2C, 0.355%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	819,118	815,452
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	214,437	200,481
Series 2006-23, Class 2A3, 0.355%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	771,154	768,489
Series 2006-22, Class 2A3, 0.345%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	3,829,037	3,804,488
Series 2007-11, Class 2A3, 0.375%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	4,773,931	4,694,271
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	1,981	1,995
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (4)	102,334	105,169
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	422,771	401,474
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	5,165	5,155
Series 2007-9, Class 2A3, 0.365%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	17,796,269	17,625,994
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020 (6)	12,021	10,407
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 0.275%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	3,049,532	2,930,380
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	2,197	2,214
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	12,243	12,400
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	182,704	173,457
Series 2006-18, Class 2A2, 0.345%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	2,812,399	2,778,808
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 0.685%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	5,299,676	5,010,863
Series 2005-2, Class 1A7, 5.340%, 04/25/2035 (4)	7,701,582	7,720,453
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.385%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	4,554,009	4,532,231
Series 2006-FF6, Class A4, 0.435%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	21,435,832	20,753,624
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	13,186	12,587
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	94,463	70,801
Series 2004-AA1, Class A1, 3.259%, 06/25/2034 (4)	3,374,846	3,274,569
Series 2005-AA2, Class 2A1, 3.539%, 04/25/2035 (4)	1,659,279	1,638,347
Fremont Home Loan Trust,
Series 2005-B, Class M4, 0.890%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	800,373	798,187
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	63	64
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	56,147,073	59,126,035
GSAA Home Equity Trust:
Series 2004-6, Class A1, 0.985%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,086,109	1,074,432
Series 2005-14, Class 1A1, 0.435%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	11,780,564	11,429,787
GSAMP Trust:
Series 2005-AHL2, Class A2C, 0.425%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,648,971	1,644,193
Series 2006-HE7, Class A2D, 0.415%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	905,753	883,688
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 12/01/2020	22,554	22,078
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,176,280	2,238,877
Series 2005-AR2, Class 2A1, 3.910%, 04/25/2035 (4)	2,513,831	2,355,035
Home Equity Asset Trust,
Series 2004-7, Class A1, 0.905%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	9,367,919
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.455%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	2,987,708	2,986,106
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A3, 0.345%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	1,478,081	1,463,933
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,378	1,371
Series 2006-A1, Class 2A1, 3.796%, 03/25/2036 (4)	68,044	61,354
Series 2007-S1, Class A1, 0.465%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	5,311,966	4,917,258
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 (6)	4,454	4,553
Series 2005-A8, Class 2A3, 3.912%, 11/25/2035 (4)	4,332,771	3,974,775
Series 2006-A2, Class 3A3, 3.639%, 04/25/2036 (4)(6)	1,309,750	1,136,552
Series 2006-A2, Class 2A1, 3.659%, 04/25/2036 (4)	1,115,120	1,064,582
Series 2006-A7, Class 2A2, 3.789%, 01/25/2037 (4)(6)	1,813,213	1,622,931
Series 2006-A7, Class 2A4R, 3.789%, 01/25/2037 (4)(6)	1,854,564	1,659,943
Series 2007-A2, Class 2A3, 3.944%, 04/25/2037 (4)(6)	3,645,396	3,196,178
Series 2007-A4, Class 2A3, 3.813%, 06/25/2037 (4)(6)	4,045,133	3,458,362
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.445%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	7,084,516	6,511,197
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,086,260	2,175,224
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	1,631,698	1,687,585
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	2,084,189	1,883,198
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.785%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	852,273	850,934
Mercedes-Benz Auto Receivables Trust,
Series 2005-A5, Class A3, 3.510%, 06/25/2035 (4)	1,589,782	1,546,743
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1B, 0.805%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	5,373,334	5,111,128
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	27,625,518	28,752,916
Series 2018-3, Class A1, 3.500%, 08/25/2058 (2)(4)	15,849,835	16,739,045
Series 2019-1, Class A1, 3.250%, 10/25/2069 (2)(4)	32,567,092	34,285,599
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 0.355%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	4,634,048	4,562,338
MortgageIT Trust:
Series 2005-4, Class A1, 0.465%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	3,121,562	3,060,883
Series 2005-5, Class A1, 0.705%, 12/25/2035 (1 Month LIBOR USD + 0.520%) (3)	3,365,690	3,175,442
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.415%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	738,256	737,936
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	12,201,225	12,961,292
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	23,436,945	25,096,294
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	19,396,570	20,745,082
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	23,681,631	25,251,737
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	12,193,159	12,920,361
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (2)(4)	28,455,614	29,759,809
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/31/2020	6,925	6,903
Series 2005-QS5, Class A1, 0.585%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	1,995,090	1,517,453
Series 2005-QS11, Class A2, 0.685%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	3,795,263	2,938,268
Series 2005-QA7, Class A22, 3.739%, 07/25/2035 (4)(6)	1,707,140	1,603,563
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,319,249	1,338,066
RASC Series Trust,
Series 2007-KS1, Class A3, 0.335%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,339,727	1,321,384
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	10,057	10,460
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	681,259	712,618
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,220,541	8,381,571
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,166,752	5,220,374
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	278,136	108,714
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,435,659	439,269
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 0.335%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,119,043	1,115,088
Series 2006-EQ1, Class A3, 0.345%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	7,706,150	7,629,730
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.855%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,281,602	1,272,512
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 3.548%, 10/25/2033 (4)	999,313	968,265
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	12,579	12,914
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	2,758,082	2,786,071
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	59,445	59,784
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	7,559,899	7,755,440
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	9,046,283	9,127,676
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	2,870,674	2,937,303
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	28,404,939	29,423,230
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	22,929,440	24,120,061
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	12,243,436	13,179,097
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	42,073,955	44,393,235
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	87,456,550	91,995,353
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	2,104,582	2,164,670
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,730,015	2,834,156
Series 2005-3, Class 1CB3, 0.635%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	4,863,637	3,888,818
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	5,029,573	4,865,054
Series 2007-HY3, Class 4A1, 3.598%, 08/25/2036 (4)	10,680,528	10,266,297
Series 2006-AR10, Class 1A1, 3.709%, 09/25/2036 (4)(6)	848,723	777,055
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 4.545%, 10/25/2036 (4)(6)	1,639,489	1,501,387
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	2,613,060	2,390,950
Total Non-U.S. Government Agency Issues (Cost $927,600,278)		938,304,574	3.5%
Total Residential Mortgage-Backed Securities (Cost $5,600,394,380)		5,850,627,333	22.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.584%, 12/25/2026 (4)	30,550,000	33,348,746
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	68,494,307
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	16,105,662
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	73,063,198
Series K038, Class A2, 3.389%, 03/25/2024	48,968,000	53,529,345
Series K048, Class A2, 3.284%, 06/25/2025 (4)	59,391,000	66,170,785
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	92,860,360
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	50,441,948
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	65,187,186
Series K064, Class A2, 3.224%, 03/25/2027	1,000,000	1,137,172
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	19,028,732
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	13,967,491
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	42,765,658
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	55,085,840
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	76,005,526
Series K080, Class A2, 3.926%, 07/25/2028 (4)	56,820,000	68,179,773
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	23,706,736
Total U.S. Government Agency Issues (Cost $749,495,459)		819,078,465	3.1%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	30,037,000	33,769,106
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	63,906,751	71,814,662
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	32,737,000	36,836,458
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,689,848	2,877,195
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	53,293,222
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	25,030,000	26,810,754
Series 2016-C2, Class A4, 2.832%, 08/12/2049	33,387,000	35,558,911
Series 2017-P8, Class A4, 3.465%, 09/16/2050	29,775,000	33,351,740
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,740,636
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	26,979,223	28,590,031
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,388,000	36,382,870
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	14,680,000	15,057,953
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,443,631
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,665,844	6,062,927
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	36,806,990
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	25,598,159	26,534,886
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	26,615,399	28,568,900
Series 2015-DC1, Class A5, 3.350%, 02/12/2048	23,390,000	25,208,397
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	1,388,555	1,415,494
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,107,397
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	40,568,791	41,246,090
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,486,913
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	18,727,003	19,473,636
Series 2014-GC20, Class A5, 3.998%, 04/12/2047	9,959,000	10,772,927
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	32,139,160
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,728,740
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	1,879,595	1,901,612
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	11,028,744	11,208,007
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	7,332,725	7,893,676
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,355,395
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,621,993	11,080,699
Series 2014-C25, Class A5, 3.672%, 11/18/2047	45,697,000	49,500,174
Series 2015-C30, Class A5, 3.822%, 07/15/2048	42,110,000	46,444,681
Series 2016-C4, Class A3, 3.141%, 12/17/2049	29,133,000	31,705,572
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	27,356,184	30,469,091
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	42,508,332
Series 2012-C6, Class A4, 2.858%, 11/15/2045	28,294,742	29,063,855
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	39,931,311	42,664,022
Series 2013-C12, Class A3, 3.973%, 10/17/2046	13,728,391	14,558,564
Series 2014-C16, Class A5, 3.892%, 06/17/2047	35,020,000	37,712,394
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,047,000	30,530,840
Series 2016-C30, Class A5, 2.860%, 09/17/2049	9,062,000	9,665,429
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	14,094,930	14,572,413
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	11,893,472
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049	7,952,000	8,335,950
Series 2017-C42, Class A4, 3.589%, 12/16/2050	52,370,521	58,901,727
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	11,875,000	13,206,506
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	14,324,000	14,804,219
Series 2012-C6, Class A4, 3.440%, 04/15/2045	18,616,656	18,917,828
Series 2013-C18, Class A4, 3.896%, 12/17/2046	22,050,000	23,419,437
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	10,446,290	10,795,590
Series 2014-C24, Class A5, 3.607%, 11/18/2047	43,091,000	46,304,490
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	9,144,154	9,574,458
Total Non-U.S. Government Agency Issues (Cost $1,265,741,893)		1,315,068,059	5.0%
Total Commercial Mortgage-Backed Securities (Cost $2,015,237,352)		2,134,146,524	8.1%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	9,096,378
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	55,204	56,335
Series 1998-4, Class A5, 6.180%, 04/01/2030	33,163	33,743
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	29,300,000	31,342,919
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	30,669,757
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	6,709	6,813
PFS Financing Corp.,
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	33,052,653
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	8,128,614	8,145,520
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	2,780,886	2,807,529
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	15,718,578	15,875,473
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	16,745,000	17,346,859
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	59,454,657	60,208,798
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	43,180,657	43,794,729
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	62,085,050	66,078,981
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	42,408,000	43,043,556
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	20,102,000	20,288,848
Total Asset Backed Securities (Cost $368,465,746)		381,848,891	1.4%

COMMON STOCK	Shares
Industrials
Weatherford International PLC (1)	46,003	90,626
Total Common Stock (Cost $3,790,590)		90,626	0.0%
Total Long-Term Investments (Cost $24,009,647,587)		25,615,116,792	96.4%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.11% (5)	1,145,553,605	1,145,553,605
Total Short-Term Investment (Cost $1,145,553,605)		1,145,553,605	4.3%
Total Investments (Cost $25,155,201,192)		26,760,670,397	100.7%
Liabilities in Excess of Other Assets		(175,110,058)	(0.7)%
TOTAL NET ASSETS		$26,585,560,339	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $5,310,230,525, which represents 19.97% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of June 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2023 (Insured by BAM)	$1,050,000	$1,142,925
Alabama Housing Finance Authority,
1.500%, 11/01/2022 (Mandatory Tender Date 05/01/2022) (1)	775,000	784,967
Alabama Incentives Financing Authority,
5.000%, 09/01/2023	650,000	737,133
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046 (Mandatory Tender Date 11/01/2022) (1)	340,000	349,768
Birmingham Airport Authority:
5.000%, 07/01/2024 (Insured by BAM) (6)	190,000	218,783
5.000%, 07/01/2025 (Insured by BAM) (6)	500,000	591,195
5.000%, 07/01/2026 (Insured by BAM) (6)	450,000	542,907
Birmingham-Jefferson Civic Center Authority:
5.000%, 05/01/2024	430,000	486,958
5.000%, 05/01/2026	500,000	592,795
Black Belt Energy Gas District:
4.000%, 04/01/2026	370,000	423,432
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	1,470,000	1,508,543
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	795,000	840,633
1.015%, 12/01/2048 (1 Month LIBOR USD + 0.900%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,500,000	1,478,055
Calera Waterworks Board,
2.400%, 02/01/2026 (Callable 07/31/2020)	485,000	485,378
Chilton County Health Care Authority:
3.000%, 11/01/2021	560,000	575,439
5.000%, 11/01/2024	825,000	961,488
City of Opelika AL,
3.000%, 10/01/2022	445,000	467,134
City of Phenix AL:
3.000%, 08/15/2021 (Insured by BAM)	385,000	393,547
3.000%, 08/15/2022 (Insured by BAM)	500,000	520,295
3.000%, 08/15/2023 (Insured by BAM)	100,000	105,797
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	750,000	676,748
County of Morgan AL:
3.000%, 04/01/2022	135,000	139,593
4.000%, 04/01/2023	210,000	228,440
4.000%, 04/01/2024	220,000	245,535
Douglas Water Authority,
3.000%, 07/01/2024 (Insured by AGM)	270,000	292,353
Greenville Public Improvement Cooperative District:
4.000%, 03/01/2022 (Insured by BAM)	25,000	26,354
4.000%, 03/01/2023 (Insured by BAM)	100,000	108,583
5.000%, 03/01/2024 (Insured by BAM)	140,000	161,190
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	100,000	104,079
Lauderdale County Agriculture Center Authority:
2.000%, 07/01/2020	430,000	430,000
2.000%, 07/01/2021	440,000	446,512
2.000%, 07/01/2022	450,000	457,263
5.000%, 07/01/2024	495,000	566,795
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	558,076
5.000%, 07/01/2026 (Callable 07/01/2024)	545,000	616,727
5.000%, 07/01/2027 (Callable 07/01/2024)	570,000	640,982
5.000%, 07/01/2028 (Callable 07/01/2024)	600,000	671,082
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 02/01/2023)	375,000	391,388
Mobile County Board of School Commissioners,
5.000%, 03/01/2023	875,000	972,886
Montgomery Waterworks & Sanitation,
5.000%, 03/01/2025 (Pre-refunded to 03/01/2022)	150,000	161,796
Morgan County Board of Education:
2.500%, 03/01/2025 (Callable 03/01/2022)	1,165,000	1,195,488
2.700%, 03/01/2027 (Callable 03/01/2022)	865,000	886,694
Pickens County Water Authority:
3.000%, 01/01/2021 (Insured by BAM)	145,000	146,588
3.000%, 01/01/2022 (Insured by BAM)	145,000	149,629
3.000%, 01/01/2023 (Insured by BAM)	155,000	162,967
3.000%, 01/01/2024 (Insured by BAM)	100,000	106,908
3.000%, 01/01/2025 (Insured by BAM)	160,000	173,339
Southeast Alabama Gas Supply District,
0.760%, 04/01/2049 (SIFMA Municipal Swap Index + 0.650%) (Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	2,000,000	1,951,860
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	1,040,000	1,114,412
West Escambia Utilities, Inc.,
2.400%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	760,000	780,497
Total Alabama (Cost $27,460,290)		27,771,936	2.4%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2020	15,000	15,290
3.750%, 12/01/2042 (Callable 06/01/2028)	9,220,000	10,178,235
4.000%, 12/01/2048 (Callable 06/01/2027)	1,265,000	1,391,272
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 07/31/2020)	1,550,000	1,552,991
5.000%, 10/01/2022	550,000	598,978
5.000%, 10/01/2023	600,000	675,774
Borough of Matanuska-Susitna AK,
5.250%, 09/01/2027 (Callable 09/01/2025)	5,590,000	6,617,386
City of Valdez AK,
5.000%, 01/01/2021	810,000	825,212
University of Alaska:
4.000%, 10/01/2025	330,000	346,807
4.000%, 10/01/2026 (Callable 10/01/2023)	1,400,000	1,441,678
Total Alaska (Cost $23,312,592)		23,643,623	2.0%

Arizona
Arizona Health Facilities Authority,
1.960%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%) (Callable 08/05/2022)(Mandatory Tender Date 02/01/2023) (2)	200,000	203,780
Arizona Industrial Development Authority:
4.000%, 07/01/2020 (Insured by SD CRED PROG)	160,000	160,000
5.000%, 11/01/2020	165,000	167,493
3.375%, 07/01/2021 (3)	185,000	186,003
4.000%, 07/01/2021 (Insured by SD CRED PROG)	165,000	169,650
5.000%, 11/01/2021	225,000	237,602
2.500%, 05/01/2022 (Insured by AGM) (3)	8,655,778	8,736,883
4.000%, 05/01/2022	300,000	302,202
3.000%, 07/01/2022 (3)	100,000	100,059
5.000%, 11/01/2022	400,000	436,600
5.000%, 02/01/2023	1,000,000	1,107,790
4.000%, 08/01/2023 (3)	705,000	713,544
5.000%, 11/01/2023	250,000	281,607
5.000%, 11/01/2024	660,000	763,726
5.000%, 05/01/2025	405,000	426,299
4.625%, 08/01/2028 (3)	375,000	390,510
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	885,000	966,093
Arizona Transportation Board,
5.000%, 07/01/2020	2,000,000	2,000,000
Chandler Industrial Development Authority,
2.400%, 12/01/2035 (Mandatory Tender Date 08/14/2023) (1)	265,000	274,996
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/31/2020)	50,000	50,179
Glendale Industrial Development Authority:
5.250%, 05/15/2021	500,000	513,970
5.250%, 05/15/2022	550,000	582,312
4.000%, 05/15/2026 (Callable 05/15/2024)	115,000	121,378
Industrial Development Authority of the County of Pima:
4.000%, 07/01/2021	245,000	251,164
4.000%, 07/01/2022	105,000	109,548
4.000%, 07/01/2023	265,000	281,109
La Paz County Industrial Development Authority,
5.000%, 02/15/2021 (3)	100,000	102,305
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	40,000	39,815
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	150,340
5.000%, 01/01/2048 (Mandatory Tender Date 10/18/2024) (1)	1,020,000	1,178,232
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	3,029,875
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/31/2020)	165,000	165,624
Total Arizona (Cost $23,992,184)		24,200,688	2.1%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2026 (Callable 06/01/2023)	200,000	213,796
City of Conway AR,
4.000%, 12/01/2023 (Callable 06/01/2022)	35,000	37,248
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	2,500,000	2,617,550
3.050%, 01/01/2047 (Callable 01/01/2027)	615,000	638,253
City of Heber Springs AR:
3.000%, 11/01/2021 (Insured by BAM)	55,000	56,918
3.000%, 11/01/2022 (Insured by BAM)	50,000	52,706
3.000%, 11/01/2023 (Insured by BAM)	40,000	42,870
City of Hot Springs AR:
3.000%, 10/01/2023 (Insured by BAM) (6)	510,000	547,184
3.000%, 10/01/2024 (Insured by BAM) (6)	1,110,000	1,208,413
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	281,428
City of Jacksonville AR,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	113,285
City of Little Rock AR:
3.000%, 10/01/2021	100,000	103,346
2.375%, 04/01/2028 (Callable 10/01/2022)	130,000	134,209
City of Lonoke AR,
5.000%, 06/01/2023	160,000	180,602
City of Magnolia AR,
2.600%, 08/01/2036 (Callable 08/01/2024)(Insured by BAM)	520,000	523,760
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	240,000	245,431
City of Maumelle AR,
2.875%, 08/01/2038 (Callable 08/01/2025)	485,000	490,864
City of North Little Rock AR:
5.000%, 11/01/2021	310,000	328,005
5.000%, 11/01/2024	305,000	358,570
5.000%, 11/01/2025	510,000	615,483
5.000%, 11/01/2026	535,000	660,185
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	510,000	539,468
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,615,000	1,706,974
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	350,000	366,804
City of Springdale AR:
5.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	150,000	165,990
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	735,000	737,227
Conway Health Facilities Board:
5.000%, 08/01/2021	450,000	469,237
5.000%, 08/01/2023	500,000	559,700
5.000%, 08/01/2024	410,000	473,005
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	1,525,000	1,587,555
Dumas Arkansas School District No. 6:
1.400%, 02/01/2022 (Insured by ST AID)	235,000	238,064
1.450%, 02/01/2023 (Callable 08/01/2022)(Insured by ST AID)	245,000	249,266
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	245,000	249,182
Foreman School District No. 25,
2.250%, 02/01/2024 (Callable 07/31/2020)(Insured by ST AID)	250,000	250,292
Jackson County Special School District,
1.500%, 02/01/2022 (Insured by ST AID)	175,000	177,557
Lonoke White Public Water Authority,
3.000%, 12/01/2022 (Insured by BAM)	100,000	105,052
National Park College District:
3.000%, 05/01/2021	210,000	214,097
3.000%, 05/01/2022	115,000	119,609
3.000%, 05/01/2023	65,000	68,868
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 09/01/2022)(Insured by BAM)	375,000	402,371
Pulaski County Special School District,
3.250%, 02/01/2029 (Pre-refunded to 02/01/2021)(Insured by ST AID)	50,000	50,802
Southern Arkansas University:
4.000%, 03/01/2023 (Insured by AGM)	465,000	505,683
4.000%, 03/01/2023 (Insured by AGM)	235,000	254,909
4.000%, 03/01/2024 (Insured by AGM)	245,000	273,726
4.000%, 03/01/2024 (Insured by AGM)	175,000	194,847
Van Buren School District No. 42:
2.000%, 04/01/2022 (Insured by ST AID)	250,000	255,545
2.000%, 04/01/2024 (Insured by ST AID)	130,000	134,592
Total Arkansas (Cost $19,172,936)		19,800,528	1.7%

California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036 (Pre-refunded to 08/01/2022)	225,000	103,007
Bay Area Toll Authority,
0.757%, 04/01/2045 (3 Month LIBOR USD + 0.550%) (Callable 10/01/2020)(Mandatory Tender Date 04/01/2021) (2)	500,000	497,265
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	150,000	195,481
California Infrastructure & Economic Development Bank:
0.496%, 08/01/2047 (1 Month LIBOR USD + 0.380%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	150,000	148,990
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,000,000	1,018,370
California Municipal Finance Authority:
5.000%, 08/01/2020	580,000	581,027
5.000%, 08/01/2021	400,000	408,004
5.000%, 08/01/2021	610,000	623,780
0.375%, 09/01/2021 (Mandatory Tender Date 07/01/2020) (1)	3,000,000	3,000,000
5.000%, 08/01/2022	400,000	414,124
5.000%, 08/01/2022	640,000	665,875
5.000%, 08/01/2023	670,000	707,111
California State University,
4.000%, 11/01/2049 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	75,000	77,071
California Statewide Communities Development Authority:
6.000%, 01/01/2021 (ETM)	165,000	167,257
3.500%, 11/01/2021 (Callable 07/21/2020)(Insured by CA MTG)	55,000	57,065
3.000%, 07/01/2026 (Callable 01/01/2021)(Insured by CA MTG)	625,000	628,575
0.463%, 04/01/2028 (Insured by NATL) (1)(5)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2022)(Insured by AGM)	370,000	152,503
Central School District,
0.000%, 08/01/2051 (Callable 08/01/2022)	400,000	67,508
Ceres Unified School District,
0.000%, 08/01/2034 (Pre-refunded to 08/01/2020)	300,000	111,738
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	560,000	566,586
City of El Cerrito CA,
3.000%, 07/01/2021	2,000,000	2,042,600
City of Redding CA,
0.460%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	95,000	95,000
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	105,000	100,345
Corona-Norco Unified School District,
0.000%, 08/01/2024 (7)	30,000	33,704
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	2,435,000	2,681,666
Emery Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	505,000	190,405
Folsom Cordova Unified School District School Facilities Improvement Dist No. 3,
0.000%, 10/01/2020 (Insured by AGC)	220,000	219,756
Fresno Unified School District:
0.000%, 08/01/2027 (Callable 08/01/2021)	200,000	135,720
0.000%, 08/01/2028 (Callable 08/01/2021)	225,000	142,310
0.000%, 08/01/2030 (Callable 08/01/2021)	65,000	35,540
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by BAM)	75,000	41,641
0.000%, 08/01/2033 (Callable 08/01/2021)	310,000	135,861
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by BAM)	645,000	334,110
0.000%, 08/01/2034 (Callable 08/01/2021)	100,000	40,782
0.000%, 08/01/2034 (Callable 08/01/2023)(Insured by BAM)	400,000	193,460
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	150,000	67,671
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	665,000	279,925
0.000%, 08/01/2039 (Callable 08/01/2023)(Insured by BAM)	650,000	221,566
0.000%, 08/01/2040 (Callable 08/01/2023)(Insured by BAM)	805,000	255,684
0.000%, 08/01/2041 (Callable 08/01/2021)	1,480,000	371,480
0.000%, 08/01/2041 (Callable 08/01/2021)	1,075,000	269,825
0.000%, 08/01/2041 (Callable 08/01/2023)(Insured by BAM)	1,000,000	295,270
0.000%, 08/01/2044 (Callable 08/01/2023)	1,000,000	234,700
Glendale Unified School District:
0.000%, 09/01/2030 (Callable 09/01/2021)	350,000	195,657
0.000%, 09/01/2041 (Callable 09/01/2021)	500,000	125,440
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2023	590,000	659,231
Healdsburg Unified School District,
0.000%, 08/01/2032 (Callable 08/01/2022)	90,000	53,524
Lemoore Union High School District,
0.000%, 01/01/2022 (Insured by AMBAC)	30,000	29,641
Mendocino-Lake Community College District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	23,566
Merced Union High School District,
0.000%, 08/01/2046 (Pre-refunded to 08/01/2021)	100,000	16,703
Morongo Unified School District,
0.000%, 08/01/2039 (Pre-refunded to 08/01/2022)	170,000	60,282
Oro Grande Elementary School District:
4.000%, 09/15/2020	750,000	754,133
4.000%, 09/15/2021	1,595,000	1,642,706
4.000%, 09/15/2022	1,975,000	2,076,219
Piedmont Unified School District:
0.000%, 08/01/2029 (Callable 08/01/2023)	200,000	138,916
0.000%, 08/01/2036 (Callable 08/01/2023)	975,000	432,159
0.000%, 08/01/2037 (Callable 08/01/2023)	400,000	165,960
0.000%, 08/01/2038 (Callable 08/01/2023)	150,000	58,293
0.000%, 08/01/2039 (Callable 08/01/2023)	420,000	152,796
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035 (Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	69,698
Ripon Unified School District:
0.000%, 08/01/2025 (Callable 08/01/2023)(Insured by BAM)	60,000	53,426
0.000%, 08/01/2026 (Callable 08/01/2023)(Insured by BAM)	35,000	29,585
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by BAM)	585,000	297,215
Rosemead School District:
0.000%, 08/01/2032 (Callable 08/01/2023)(Insured by AGM)	495,000	280,650
0.000%, 08/01/2033 (Callable 08/01/2023)(Insured by AGM)	700,000	369,341
0.000%, 08/01/2035 (Callable 08/01/2023)(Insured by AGM)	735,000	334,293
Roseville Natural Gas Financing Authority,
5.000%, 02/15/2023	330,000	359,835
Sacramento City Unified School District:
5.000%, 07/01/2022	100,000	107,869
5.000%, 07/01/2025 (Callable 07/01/2022)	120,000	128,792
5.000%, 07/01/2025 (Callable 07/01/2024)	725,000	829,980
0.000%, 07/01/2026 (Insured by AGM)	300,000	275,283
San Joaquin Hills Transportation Corridor Agency,
0.000%, 01/15/2025 (Insured by NATL)	90,000	80,195
San Mateo Union High School District:
0.000%, 09/01/2033 (Callable 09/01/2021)	100,000	44,626
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (7)	480,000	575,467
San Ysidro School District,
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	300,000	62,652
State of California,
0.814%, 12/01/2028 (1 Month LIBOR USD + 0.700%) (Callable 07/21/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,004
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	250,000	39,605
Twin Rivers Unified School District:
0.000%, 08/01/2035 (Pre-refunded to 02/01/2024)(Insured by BAM)	275,000	131,472
0.000%, 08/01/2036 (Pre-refunded to 02/01/2024)(Insured by BAM)	85,000	37,962
University of California,
1.400%, 05/15/2046 (Callable 11/15/2020)(Mandatory Tender Date 05/15/2021) (1)	330,000	330,726
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	500,000	566,715
Victor Valley Union High School District,
0.000%, 08/01/2044 (Pre-refunded to 08/01/2023)	1,000,000	298,850
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 06/01/2023)	1,625,000	1,665,170
2.000%, 06/01/2025 (Callable 06/01/2023)	3,300,000	3,367,254
Westminster School District:
0.000%, 08/01/2036 (Callable 08/01/2023)(Insured by BAM)	190,000	80,875
0.000%, 08/01/2038 (Callable 08/01/2023)(Insured by BAM)	600,000	222,384
0.000%, 08/01/2048 (Callable 08/01/2023)(Insured by BAM)	2,065,000	358,773
0.000%, 08/01/2053 (Callable 08/01/2023)(Insured by BAM)	445,000	52,479
Total California (Cost $36,213,863)		36,746,760	3.2%
Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	200,000	235,432
5.000%, 12/01/2025 (Insured by BAM)	315,000	380,211
City & County of Denver CO,
5.000%, 11/15/2031 (Mandatory Tender Date 11/15/2022) (1)	3,275,000	3,592,446
Colorado Educational & Cultural Facilities Authority:
4.000%, 10/01/2020	125,000	126,063
5.000%, 10/01/2020	435,000	438,162
5.000%, 12/01/2020	300,000	304,740
4.000%, 11/01/2021	50,000	52,018
4.000%, 12/01/2021	100,000	104,547
5.000%, 12/01/2021	80,000	84,249
4.000%, 03/01/2022	45,000	47,245
5.000%, 12/01/2022	200,000	218,078
4.000%, 04/01/2023	95,000	99,341
5.000%, 10/01/2023	1,360,000	1,466,923
5.000%, 10/01/2024	2,165,000	2,377,949
5.250%, 03/01/2025 (Insured by NATL)	840,000	969,772
4.000%, 12/15/2025	800,000	835,880
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	3,000,000	2,967,840
5.000%, 12/01/2023 (Callable 12/01/2022)	1,000,000	1,054,820
5.000%, 05/15/2025 (Callable 05/15/2023)	320,000	324,246
5.000%, 12/01/2025 (Callable 12/01/2022)	1,600,000	1,683,104
4.000%, 12/01/2026 (Pre-refunded to 06/01/2022)	1,535,000	1,642,389
5.000%, 12/01/2027 (Callable 12/01/2022)	300,000	314,436
5.000%, 11/15/2036 (Mandatory Tender Date 11/15/2023) (1)	145,000	166,222
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	1,755,000	1,898,489
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	180,000	201,145
2.800%, 05/15/2042 (Callable 11/15/2022)(Mandatory Tender Date 05/15/2023) (1)	1,750,000	1,830,780
5.625%, 06/01/2043 (Pre-refunded to 06/01/2023)	1,080,000	1,246,039
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	185,000	224,747
5.000%, 08/01/2049 (Callable 02/01/2025)(Mandatory Tender Date 08/01/2025) (1)	5,500,000	6,339,355
Colorado Housing & Finance Authority:
1.450%, 04/01/2022	60,000	60,770
1.300%, 01/01/2038 (Mandatory Tender Date 01/01/2021) (1)	325,000	326,082
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	410,000	443,247
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	970,000	1,081,046
1.650%, 10/01/2057 (Mandatory Tender Date 04/01/2023) (1)	2,415,000	2,471,752
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	540,000	551,102
E-470 Public Highway Authority:
0.000%, 09/01/2020 (Insured by NATL)	135,000	134,876
0.000%, 09/01/2022 (Insured by NATL)	30,000	29,518
0.000%, 09/01/2028 (Callable 09/01/2020)(Insured by NATL)	235,000	150,278
1.172%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	400,000	400,124
High Plains Metropolitan District:
4.000%, 12/01/2022 (Insured by NATL)	420,000	457,137
4.000%, 12/01/2024 (Insured by NATL)	200,000	225,224
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	167,324
Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,303
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	182,000	181,998
3.000%, 12/01/2022	100,000	99,999
Sterling Hills West Metropolitan District,
5.000%, 12/01/2020	125,000	127,016
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	34,214
Vauxmont Metropolitan District:
5.000%, 12/15/2025 (Callable 12/15/2024)(Insured by AGM)	125,000	147,926
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	159,075
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	188,029
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	230,926
Total Colorado (Cost $38,006,739)		38,924,634	3.3%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2022 (Insured by BAM)	250,000	267,235
5.000%, 02/01/2024 (Insured by BAM)	475,000	541,614
City of Hartford CT,
5.000%, 04/01/2022 (Insured by AGM)	1,000,000	1,071,450
City of New Haven CT,
5.000%, 08/15/2022 (ETM)(Insured by AGM)	520,000	571,012
Connecticut Housing Finance Authority:
3.000%, 05/15/2025 (Callable 05/15/2021)	825,000	838,514
4.000%, 11/15/2044 (Callable 11/15/2023)	110,000	115,160
4.000%, 11/15/2045 (Callable 11/15/2027)	200,000	218,786
4.000%, 05/15/2049 (Callable 11/15/2028)	1,570,000	1,760,315
2.600%, 11/15/2058 (Callable 07/31/2020)(Mandatory Tender Date 11/15/2021) (1)	585,000	585,918
1.625%, 11/15/2059 (Callable 11/15/2020)(Mandatory Tender Date 11/15/2022) (1)	2,500,000	2,508,050
Connecticut Municipal Electric Energy Cooperative,
5.000%, 01/01/2030 (Callable 01/01/2022)	500,000	532,305
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2020	1,250,000	1,250,000
4.000%, 11/01/2021	100,000	103,873
5.000%, 07/01/2022	1,300,000	1,395,251
5.000%, 07/01/2023	545,000	602,497
5.000%, 07/01/2024	800,000	908,000
5.000%, 11/01/2026 (Callable 11/01/2022)	445,000	487,885
5.000%, 07/01/2028 (Callable 07/01/2024)	630,000	715,825
1.800%, 07/01/2037 (Mandatory Tender Date 02/09/2021) (1)	125,000	126,075
5.000%, 07/01/2037 (Mandatory Tender Date 07/01/2020) (1)	35,000	35,000
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2022	500,000	541,455
5.000%, 11/15/2023	400,000	444,916
5.000%, 11/15/2023 (6)	850,000	937,941
5.000%, 11/15/2024	450,000	512,001
5.000%, 11/15/2024 (6)	225,000	253,748
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022 (Callable 07/31/2020)(Insured by ST AID)	265,000	265,803
State of Connecticut:
4.000%, 11/01/2020	225,000	227,506
5.000%, 11/01/2020	150,000	152,165
5.000%, 10/01/2026	1,040,000	1,286,397
5.000%, 10/01/2027 (Callable 10/01/2023)	1,005,000	1,136,404
Town of Hamden CT,
4.000%, 08/15/2021 (Insured by BAM)	415,000	430,953
Town of Plainfield CT,
3.375%, 07/15/2026 (Callable 07/15/2024)	275,000	300,176
Town of Plymouth CT,
3.000%, 10/15/2027 (Callable 10/15/2024)(Insured by BAM)	300,000	323,094
University of Connecticut,
5.000%, 11/15/2026 (Callable 11/15/2022)	760,000	833,857
Total Connecticut (Cost $21,823,819)		22,281,181	1.9%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	269,507
5.000%, 10/01/2025 (Insured by BAM)	140,000	168,360
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 06/01/2023)(Insured by GNMA)	170,098	173,794
Total Delaware (Cost $584,923)		611,661	0.1%

District of Columbia
District of Columbia:
5.000%, 12/01/2026 (Callable 12/01/2022)	310,000	343,430
4.000%, 12/01/2028 (Callable 12/01/2022)	330,000	354,740
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,322
1.250%, 03/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FNMA) (1)	1,700,000	1,715,759
3.500%, 06/15/2023	290,000	301,928
2.550%, 09/01/2023 (Mandatory Tender Date 03/01/2022)(Insured by FHA) (1)	1,200,000	1,232,652
1.750%, 09/01/2025 (Mandatory Tender Date 09/01/2023)(Insured by FHA) (1)	3,760,000	3,876,410
Total District of Columbia (Cost $7,784,800)		7,975,241	0.7%

Florida
Capital Trust Agency, Inc.:
4.000%, 12/15/2024	280,000	294,487
4.000%, 11/01/2025 (Pre-refunded to 11/01/2022)	260,000	274,573
4.250%, 12/01/2042 (Pre-refunded to 12/01/2022)	65,000	73,966
City of Auburndale FL,
5.250%, 12/01/2023	1,010,000	1,172,984
City of Boynton Beach FL,
4.500%, 11/01/2022 (Callable 11/01/2021)(Insured by AGM)	130,000	137,000
City of Gulf Breeze FL,
3.100%, 12/01/2020	75,000	75,777
City of Jacksonville FL,
5.000%, 11/01/2022	100,000	109,150
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	97,710
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	57,789
5.250%, 09/01/2022 (Insured by NATL)	100,000	110,302
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	150,000	147,109
0.000%, 10/01/2028 (ETM)(Insured by NATL)	25,000	23,045
County of Okeechobee FL,
1.550%, 07/01/2039 (Mandatory Tender Date 07/01/2021) (1)	475,000	477,399
County of St. Johns FL,
0.000%, 06/01/2021 (Insured by NATL)	210,000	209,101
Florida Department of Environmental Protection,
5.000%, 07/01/2025	525,000	639,623
Florida Development Finance Corp.:
5.000%, 04/01/2022	155,000	165,542
5.000%, 04/01/2023	275,000	303,754
2.625%, 12/15/2024 (3)	310,000	314,160
5.000%, 04/01/2025	200,000	233,564
Florida Housing Finance Corp.:
3.700%, 07/01/2021 (Callable 01/01/2021)(Insured by GNMA)	570,000	577,188
1.450%, 03/01/2023 (Mandatory Tender Date 03/01/2022) (1)	100,000	101,407
4.350%, 01/01/2046 (Callable 01/01/2024)	265,000	277,253
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	105,000	111,648
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	210,000	228,409
Florida Municipal Loan Council:
0.000%, 04/01/2021 (Insured by NATL)	50,000	49,584
0.000%, 04/01/2022 (Insured by NATL)	210,000	205,550
4.000%, 12/01/2022 (Insured by AGM)	155,000	167,922
0.000%, 04/01/2023 (Insured by NATL)	165,000	159,128
5.000%, 12/01/2023 (Insured by AGM)	160,000	183,586
0.000%, 04/01/2024 (Insured by NATL)	55,000	52,128
5.000%, 12/01/2024 (Insured by AGM)	85,000	100,789
Florida Municipal Power Agency,
5.000%, 10/01/2025 (Callable 10/01/2021)	585,000	614,788
Florida State Municipal Loan Council,
3.000%, 10/01/2020 (Insured by NATL)	555,000	558,546
Heritage Bay Community Development District,
2.250%, 05/01/2021	125,000	126,527
Hollywood Community Redevelopment Agency:
5.000%, 03/01/2023	615,000	685,356
5.000%, 03/01/2024	800,000	923,288
Jacksonville Housing Finance Authority,
2.250%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	1,500,000	1,508,715
JEA Water & Sewer System Revenue:
4.000%, 10/01/2022 (Pre-refunded to 04/01/2021)	135,000	138,798
5.000%, 10/01/2023	150,000	171,898
5.000%, 10/01/2023	210,000	240,658
5.000%, 10/01/2026 (Callable 04/01/2021)	245,000	252,759
Lee County School Board,
5.000%, 08/01/2023	190,000	216,351
Martin County Health Facilities Authority,
3.750%, 11/15/2020 (ETM)	125,000	126,581
Miami Beach Health Facilities Authority,
4.000%, 11/15/2025 (Callable 11/15/2022)	715,000	751,822
Miami Health Facilities Authority,
5.000%, 07/01/2021	310,000	307,629
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	158,295
5.000%, 04/01/2023	150,000	164,018
Miami-Dade County Industrial Development Authority,
5.000%, 01/15/2022	385,000	402,621
Orange County Health Facilities Authority:
3.500%, 08/01/2021	560,000	566,586
6.250%, 10/01/2021 (ETM)(Insured by NATL)	75,000	78,147
4.000%, 08/01/2024	25,000	26,267
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	2,149,320
Orange County Housing Finance Authority:
1.900%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	2,530,000	2,547,078
4.375%, 03/01/2031 (Callable 03/01/2021)(Insured by GNMA)	165,000	166,544
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	365,000	381,739
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	205,000	225,918
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	185,000	178,379
Palm Beach County Health Facilities Authority:
5.000%, 08/15/2021	400,000	417,992
5.000%, 11/15/2022	220,000	236,414
5.000%, 12/01/2031 (Pre-refunded to 12/01/2024)	1,250,000	1,498,288
Pinellas County Housing Finance Authority:
1.250%, 08/01/2022 (Mandatory Tender Date 08/01/2021) (1)	1,015,000	1,022,196
4.375%, 09/01/2027 (Callable 09/01/2021)(Insured by GNMA)	50,000	50,867
3.500%, 03/01/2046 (Callable 09/01/2025)(Insured by GNMA)	430,000	452,558
School Board of Miami-Dade County:
5.000%, 05/01/2031 (Mandatory Tender Date 05/01/2024) (1)	805,000	935,491
5.500%, 05/01/2031 (Callable 05/01/2021)(Insured by AGM)	300,000	312,054
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 07/31/2020)	105,000	105,359
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 07/01/2023)	1,150,000	1,291,163
University of North Florida Financing Corp.,
5.000%, 11/01/2023 (Insured by AGM)	310,000	345,204
Total Florida (Cost $27,004,929)		27,467,841	2.4%

Georgia
Athens Housing Authority,
5.000%, 06/15/2022	280,000	301,207
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	151,752
Bartow County Development Authority,
2.750%, 12/01/2032 (Mandatory Tender Date 03/15/2023) (1)	2,000,000	2,065,320
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	170,000	173,555
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	1,000,000	1,005,090
1.650%, 11/01/2048 (Mandatory Tender Date 06/18/2021) (1)	245,000	246,073
1.550%, 12/01/2049 (Mandatory Tender Date 08/19/2022) (1)	2,000,000	2,002,560
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	1,500,000	1,506,525
City of Atlanta GA:
5.000%, 01/01/2023 (Callable 07/31/2020)	450,000	451,710
5.000%, 01/01/2024 (Callable 07/31/2020)	515,000	516,957
4.000%, 07/01/2026 (Callable 07/01/2023)	100,000	108,069
City of Thomson GA:
3.000%, 07/01/2022	535,000	557,946
3.000%, 07/01/2023 (Callable 07/01/2022)	550,000	572,880
City of Union City GA,
3.000%, 07/01/2020	75,000	75,000
Colquitt County Development Authority,
0.000%, 12/01/2021 (ETM)	525,000	522,118
Cornelia Urban Redevelopment Agency,
4.000%, 10/01/2023 (Insured by AGM)	80,000	87,474
Development Authority of Bulloch County:
5.000%, 07/01/2023	260,000	288,969
5.000%, 07/01/2024	200,000	228,588
5.000%, 07/01/2025	315,000	369,164
5.000%, 07/01/2026	330,000	394,149
Fayette County Hospital Authority,
5.000%, 07/01/2054 (Callable 01/01/2024)(Mandatory Tender Date 07/01/2024) (1)	1,755,000	2,010,967
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	740,000	915,454
Main Street Natural Gas, Inc.:
5.000%, 03/15/2022	195,000	206,770
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	606,485
0.865%, 04/01/2048 (1 Month LIBOR USD + 0.750%) (Callable 06/01/2023)(Mandatory Tender Date 09/01/2023) (2)	5,140,000	5,096,105
0.945%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	6,600,000	6,552,744
4.000%, 08/01/2048 (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (1)	995,000	1,088,868
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	3,735,000	4,214,910
Monroe County Development Authority,
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	500,000	503,895
Monroe County Public Facilities Authority:
5.000%, 06/01/2024	180,000	207,191
5.000%, 06/01/2025	200,000	236,736
Pelham School District:
5.000%, 09/01/2021 (Insured by ST AID)	100,000	105,191
5.000%, 09/01/2022 (Insured by ST AID)	125,000	136,920
5.000%, 09/01/2023 (Insured by ST AID)	290,000	329,463
5.000%, 09/01/2024 (Insured by ST AID)	210,000	246,301
Private Colleges & Universities Authority:
3.750%, 10/01/2021	55,000	56,001
5.000%, 10/01/2021	75,000	77,511
0.530%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%) (Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	2,000,000	1,983,860
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	425,000	422,067
0.000%, 12/01/2021 (ETM)	370,000	367,447
Valdosta & Lowndes County Hospital Authority,
5.000%, 10/01/2033 (Pre-refunded to 10/01/2021)	300,000	317,304
Washington Wilkes Payroll Development Authority,
0.000%, 12/01/2021 (ETM)	400,000	396,960
Total Georgia (Cost $37,303,455)		37,704,256	3.2%

Idaho
University of Idaho,
5.250%, 04/01/2041 (Mandatory Tender Date 04/01/2021) (1)	2,515,000	2,593,091
Total Idaho (Cost $2,573,490)		2,593,091	0.2%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	313,033
Bureau County Township High School District No. 502,
3.000%, 12/01/2021 (Insured by BAM)	30,000	31,008
Chicago Board of Education:
0.000%, 12/01/2022	125,000	120,542
5.000%, 12/01/2022 (Insured by AGM)	295,000	315,246
5.000%, 12/01/2023 (Insured by AGM)	500,000	547,025
Chicago Park District,
5.000%, 01/01/2024	1,305,000	1,447,545
City of Burbank IL,
4.000%, 12/01/2021 (Insured by BAM)	500,000	522,375
City of Chicago IL:
5.000%, 11/01/2020	850,000	859,834
5.125%, 01/01/2022	1,220,000	1,264,884
5.000%, 01/01/2024 (Callable 01/01/2022)	705,000	740,793
5.250%, 01/01/2038 (Pre-refunded to 01/01/2022)	400,000	429,180
City of Decatur IL,
4.000%, 03/01/2022	65,000	68,198
City of Oregon IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	105,000	112,292
City of Peoria IL:
4.500%, 01/01/2023 (Callable 04/15/2021)	500,000	523,285
4.000%, 01/01/2026 (Callable 04/15/2021)	500,000	520,025
City of Princeton IL:
4.000%, 11/01/2021 (Insured by AGM)	45,000	47,074
4.000%, 11/01/2022 (Insured by AGM)	100,000	107,623
4.000%, 01/01/2023 (Insured by AGM)	50,000	53,944
4.000%, 01/01/2025 (Insured by AGM)	120,000	135,594
City of Rock Island IL,
3.000%, 12/01/2022	435,000	453,257
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	124,969
City of Springfield IL:
5.000%, 12/01/2023	155,000	175,540
5.000%, 03/01/2024	35,000	40,312
City of Waukegan IL,
3.000%, 12/30/2022	365,000	383,465
Cook County Community College District No. 524,
3.000%, 12/01/2025 (Callable 12/01/2020)	1,010,000	1,016,363
Cook County Community High School District No. 219,
0.000%, 12/01/2020 (Insured by NATL)	65,000	64,668
Cook County Forest Preserve District,
5.000%, 11/15/2021	750,000	789,533
Cook County School District No. 123,
0.000%, 12/01/2021 (ETM)	200,000	198,620
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,584,026
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	123,488
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)(Insured by AGM)	80,000	78,966
0.000%, 12/01/2022 (Insured by AGM)	20,000	19,566
Cook County School District No. 163,
6.000%, 12/15/2024 (Insured by BAM)	795,000	961,084
Cook County School District No. 84:
0.000%, 12/01/2021 (ETM)(Insured by AGM)	180,000	178,758
0.000%, 12/01/2021 (ETM)(Insured by AGM)	105,000	104,276
Cook County Township High School District No. 201:
0.000%, 12/01/2020 (Insured by AMBAC)	265,000	263,898
0.000%, 12/01/2025 (Insured by AGM)	165,000	152,049
County of Washington IL,
4.000%, 12/15/2024 (Insured by AGM)	250,000	283,155
DeKalb & Kane Counties Community Unit School District No. 427,
4.000%, 02/01/2029 (Callable 02/01/2022)(Insured by BAM)	475,000	496,860
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2022 (Insured by AMBAC)	250,000	246,565
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534,
4.000%, 12/01/2027 (Callable 12/01/2022)(Insured by BAM)	90,000	95,072
Hampshire Special Service Area No. 13:
3.000%, 03/01/2022 (Insured by BAM)	100,000	103,006
3.000%, 03/01/2023 (Insured by BAM)	210,000	219,653
3.000%, 03/01/2026 (Insured by BAM)	90,000	96,609
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	720,000	707,026
0.000%, 07/15/2025 (ETM)	710,000	681,337
Illinois Finance Authority:
5.000%, 08/01/2020	425,000	426,199
5.000%, 10/01/2020	105,000	105,579
5.000%, 01/01/2021	75,000	76,507
4.000%, 09/01/2021	75,000	76,978
5.000%, 11/01/2021	75,000	77,746
5.000%, 02/15/2022	235,000	250,216
5.000%, 05/15/2022	190,000	194,967
5.000%, 09/01/2022	200,000	211,658
5.000%, 05/15/2023	120,000	131,579
5.000%, 09/01/2023	400,000	432,296
5.000%, 05/15/2024	350,000	394,376
5.000%, 11/01/2024	305,000	336,369
4.000%, 11/01/2030	2,995,000	3,421,758
1.470%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	235,000	235,106
0.860%, 01/01/2046 (SIFMA Municipal Swap Index + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 07/01/2023) (2)	480,000	477,336
Illinois Housing Development Authority:
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	343,289	348,043
4.500%, 10/01/2048 (Callable 04/01/2028)	540,000	601,301
4.250%, 10/01/2049 (Callable 04/01/2028)	1,910,000	2,118,878
Illinois Sports Facilities Authority:
0.000%, 06/15/2021 (Insured by AMBAC)	150,000	145,476
5.000%, 06/15/2028 (Insured by BAM)	1,000,000	1,178,830
Iroquois & Kankakee Counties Community Unit School District No. 4,
0.000%, 11/01/2021 (Insured by AMBAC)	500,000	492,660
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020 (Insured by BAM)	195,000	200,751
Joliet Park District:
5.000%, 03/01/2022 (Callable 03/01/2021)	90,000	91,932
4.000%, 02/01/2023 (Insured by BAM)	150,000	161,328
4.000%, 02/01/2028 (Callable 02/01/2024)(Insured by BAM)	715,000	769,104
Joliet Regional Port District,
4.000%, 06/30/2025 (Callable 06/30/2024)(Insured by AGM)	40,000	44,566
Kane County School District No. 131,
3.500%, 06/01/2024 (Callable 06/01/2021)(Insured by AGM)	785,000	802,513
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	488,299
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,000,000	988,320
Kendall County Forest Preserve District,
4.000%, 01/01/2025 (Insured by BAM)	215,000	239,529
Kendall Kane & Will Counties Community Unit School District No. 308,
5.000%, 02/01/2029 (Callable 02/01/2021)	3,000,000	3,073,530
Knox & Warren Counties Community Unit School District No. 205,
6.000%, 01/01/2030 (Callable 01/01/2021)	500,000	513,510
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025 (Callable 01/15/2023)	255,000	283,231
Lake County Elementary School District No. 6:
0.000%, 12/01/2021 (Insured by AMBAC)	115,000	112,367
0.000%, 12/01/2022 (Insured by AMBAC)	115,000	110,185
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	63,758
Lake County Forest Preserve District,
0.690%, 12/15/2020 (3 Month LIBOR USD + 0.480%) (2)	295,000	294,283
Lake County School District No. 38,
0.000%, 02/01/2023 (Insured by AMBAC)	1,065,000	1,019,567
Logan Sangamon Etc Counties Community Unit School District No. 23:
5.000%, 12/01/2021 (Insured by AGM)	440,000	464,451
5.000%, 12/01/2022 (Insured by AGM)	520,000	572,239
Macon & De Witt Counties Community Unit School District No. 1,
2.250%, 12/01/2022 (Callable 07/31/2020)	80,000	80,082
McHenry County Community Unit School District No. 200,
5.250%, 01/15/2027 (Callable 01/15/2024)	135,000	157,144
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022 (Insured by AGM)	300,000	322,605
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2021 (ETM)(Insured by NATL)	45,000	44,752
0.000%, 06/15/2021	55,000	54,698
0.000%, 06/15/2022 (ETM)(Insured by NATL)	30,000	29,639
5.650%, 06/15/2022 (Insured by NATL) (7)	160,000	169,608
5.500%, 12/15/2023 (Insured by NATL)	170,000	182,277
0.000%, 06/15/2024 (Insured by NATL)	35,000	31,316
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (7)	30,000	33,337
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	35,000	37,651
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	290,000	298,219
Newport Township Fire Protection District:
4.000%, 01/01/2022 (Insured by BAM)	125,000	130,425
4.000%, 01/01/2023 (Insured by BAM)	135,000	144,709
Ogle & Winnebago Counties Community Unit School District No. 223,
5.000%, 12/01/2021 (Insured by BAM)	150,000	159,366
Peoria Public Building Commission,
5.000%, 12/01/2020 (Insured by BAM)	125,000	127,375
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	383,619
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	280,000	313,191
Prospect Heights Park District:
4.000%, 12/01/2020 (Insured by BAM)	120,000	121,743
4.000%, 12/01/2021 (Insured by BAM)	330,000	346,157
Regional Transportation Authority:
6.250%, 07/01/2021 (Insured by AGM)	675,000	710,215
5.750%, 06/01/2023 (Insured by AGM)	175,000	192,230
Sales Tax Securitization Corp.:
5.000%, 01/01/2022	2,035,000	2,128,915
5.000%, 01/01/2024	200,000	221,918
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	439,528
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	475,729
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	237,399
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	501,519
St. Clair County Community Consolidated School District:
0.000%, 12/01/2021	485,000	478,307
0.000%, 12/01/2022	190,000	185,035
St. Clair County School District No. 119:
5.000%, 04/01/2022 (Insured by AGM)	350,000	376,915
5.000%, 04/01/2023 (Insured by AGM)	300,000	335,880
St. Clair County Township High School District No. 203,
4.000%, 12/01/2022	400,000	428,248
State of Illinois:
4.875%, 05/01/2021	500,000	509,230
5.000%, 08/01/2021	190,000	194,782
5.000%, 01/01/2022 (Callable 07/31/2020)	145,000	145,244
5.000%, 03/01/2022	55,000	56,897
5.125%, 05/01/2022	1,500,000	1,559,835
6.500%, 06/15/2022	180,000	183,290
5.000%, 06/15/2023	270,000	288,322
5.000%, 06/15/2023	670,000	715,466
5.000%, 05/01/2024	745,000	794,237
5.500%, 07/01/2024 (Callable 07/01/2023)	835,000	890,277
5.000%, 10/01/2024	525,000	562,412
5.000%, 11/01/2024	40,000	42,890
3.750%, 06/15/2025 (Callable 06/15/2021)	210,000	211,974
4.000%, 06/15/2026 (Callable 06/15/2021)	365,000	368,854
5.000%, 05/01/2028 (Callable 05/01/2024)	545,000	571,863
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	130,523
University of Illinois:
5.000%, 08/15/2020	290,000	291,410
5.000%, 10/01/2021	330,000	346,526
5.000%, 03/15/2022	50,000	53,385
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2022	680,000	744,362
5.000%, 12/01/2023	400,000	452,288
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	575,460
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	261,792
4.000%, 12/15/2021 (Insured by BAM)	500,000	523,585
4.000%, 12/15/2023 (Insured by BAM)	540,000	594,616
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	65,197
Village of Lansing IL:
5.000%, 03/01/2023 (Insured by AGM)	275,000	302,387
5.000%, 03/01/2024 (Insured by BAM)	230,000	260,530
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	27,263
Village of Matteson IL,
8.000%, 12/01/2029 (Pre-refunded to 06/01/2022) (7)	315,000	353,288
Village of Oak Park IL,
4.000%, 11/01/2021	245,000	256,491
Village of Orland Hills IL:
4.000%, 12/01/2022 (Insured by BAM)	145,000	155,456
4.000%, 12/01/2023 (Insured by BAM)	130,000	142,466
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 01/01/2023)	125,000	135,974
Village of Richton Park IL,
4.000%, 12/01/2022 (Insured by BAM)	80,000	85,314
Village of River Grove IL,
3.000%, 12/15/2021 (Insured by BAM)	120,000	123,734
Village of Sauk Village IL,
4.000%, 12/01/2024 (Insured by BAM)	1,260,000	1,405,051
Village of Stone Park IL:
4.000%, 02/01/2022 (Insured by BAM)	125,000	131,837
4.000%, 02/01/2023 (Insured by BAM)	130,000	137,257
4.000%, 02/01/2024 (Insured by BAM)	135,000	145,047
4.000%, 02/01/2025 (Insured by BAM)	140,000	152,625
4.000%, 02/01/2026 (Insured by BAM)	220,000	242,552
4.750%, 02/01/2028 (Callable 02/01/2023)(Insured by BAM)	50,000	53,171
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 12/15/2021)	225,000	230,517
Village of Tremont IL,
3.000%, 07/01/2020 (Insured by BAM)	95,000	95,000
Will County Community Consolidated School District No. 70-C,
4.000%, 12/01/2022 (Insured by AGM)	270,000	291,967
Will County Community High School District No. 210:
0.000%, 01/01/2021 (Insured by AGM)	215,000	213,555
0.000%, 01/01/2022 (ETM)(Insured by AGM)	165,000	163,527
4.000%, 01/01/2022 (Insured by AGM)	600,000	618,996
0.000%, 01/01/2023 (ETM)(Insured by AGM)	365,000	358,777
0.000%, 01/01/2023 (Insured by AGM)	325,000	312,991
0.000%, 01/01/2024 (ETM)(Insured by AGM)	500,000	486,910
0.000%, 01/01/2024 (Insured by AGM)	275,000	259,592
5.000%, 01/01/2029 (Callable 01/01/2023)	35,000	37,280
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021 (Insured by NATL)	215,000	212,998
Will County Community Unit School District No. 365:
0.000%, 11/01/2021 (Insured by AGM)	200,000	198,664
0.000%, 11/01/2022 (ETM)(Insured by AGM)	45,000	44,541
Will County Elementary School District No. 122:
0.000%, 11/01/2021 (ETM)(Insured by AGM)	50,000	49,676
0.000%, 11/01/2023 (ETM)(Insured by AGM)	125,000	122,530
Will County School District No. 86,
3.000%, 03/01/2025 (Callable 03/01/2024)	600,000	644,382
Will County School District No. 88,
5.250%, 01/01/2022 (Insured by AGM)	860,000	903,507
Will County Township High School District No. 204,
5.000%, 01/01/2023	195,000	212,353
Winnebago & Boone Counties School District No. 205:
0.000%, 02/01/2022	95,000	93,371
4.000%, 02/01/2028 (Callable 02/01/2023)	965,000	1,037,848
Total Illinois (Cost $69,987,541)		71,542,835	6.1%

Indiana
City of Goshen IN,
4.100%, 01/01/2021 (Callable 07/31/2020)(Insured by AGM)	470,000	471,462
City of Lawrence IN:
4.000%, 01/01/2021 (Insured by BAM)	200,000	203,350
4.000%, 01/01/2022 (Insured by BAM)	400,000	420,304
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	119,741
City of Muncie IN:
4.000%, 07/15/2020 (Insured by AGM)	100,000	100,106
4.000%, 07/15/2020 (Insured by AGM)	100,000	100,106
4.000%, 07/15/2022 (Insured by AGM)	110,000	116,199
4.000%, 01/15/2024 (Insured by AGM)	170,000	185,511
City of Rockport IN,
1.350%, 07/01/2025 (Mandatory Tender Date 09/01/2022) (1)	1,000,000	1,013,650
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 08/01/2023)	375,000	411,735
City of Whiting IN,
5.250%, 01/01/2021	2,850,000	2,907,057
Clarksville Redevelopment Authority:
4.000%, 08/01/2021	155,000	160,924
4.000%, 02/01/2022	230,000	242,694
County of Lake IN,
4.000%, 07/15/2021 (Insured by AGM)	100,000	103,867
County of Warrick IN,
1.625%, 06/01/2022 (Mandatory Tender Date 06/01/2021) (1)	500,000	504,390
Evansville Vanderburgh Public Library,
4.000%, 07/01/2021 (Insured by ST AID)	135,000	137,966
Fishers Redevelopment Authority:
4.000%, 07/15/2020 (Insured by ST AID)	205,000	205,269
4.000%, 01/15/2023	270,000	293,320
4.000%, 07/15/2023	275,000	303,201
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,850,000	1,861,581
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	618,949
Hammond Sanitary District,
5.000%, 01/15/2021 (Insured by BAM)	445,000	456,218
Indiana Bond Bank,
1.787%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	1,140,000	1,133,320
Indiana Finance Authority:
5.000%, 09/15/2022	60,000	64,125
5.000%, 10/01/2022	175,000	187,623
5.250%, 10/01/2022 (Callable 10/01/2021)	800,000	847,664
5.000%, 02/01/2023	25,000	27,010
5.000%, 09/15/2023	75,000	82,088
5.000%, 09/15/2024	155,000	172,806
5.000%, 09/15/2025	325,000	366,948
3.000%, 10/01/2025 (Callable 10/01/2023)	95,000	91,150
3.000%, 10/01/2026 (Callable 10/01/2023)	95,000	89,892
2.250%, 12/01/2058 (Callable 01/01/2025)(Mandatory Tender Date 07/01/2025) (1)	2,985,000	3,133,593
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	5,000	5,088
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	395,000	400,917
Indiana Housing & Community Development Authority:
4.000%, 12/01/2027 (Callable 06/01/2021)(Insured by GNMA)	380,000	384,028
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	1,275,000	1,385,695
Jasper Hospital Authority,
4.125%, 11/01/2025 (Callable 11/01/2023)	2,025,000	2,193,237
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	215,000	235,036
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	280,000	284,799
Lake Central Multi-District School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST AID)	585,000	651,023
Lake Station School Building Corp.,
3.000%, 07/15/2022 (Pre-refunded to 01/15/2022)(Insured by ST AID)	95,000	96,924
Marion High School Building Corp.:
3.000%, 01/15/2021 (Insured by ST AID)	115,000	116,544
4.000%, 01/15/2022 (Insured by ST AID)	170,000	179,066
4.000%, 07/15/2022 (Insured by ST AID)	135,000	144,446
4.000%, 01/15/2023 (Insured by ST AID)	215,000	232,548
4.000%, 01/15/2025 (Insured by ST AID)	200,000	225,984
Michigan City School Building Corp.,
5.000%, 07/15/2023 (Insured by ST AID)	350,000	392,556
Munster School Building Corp.:
5.000%, 01/15/2022 (Insured by ST AID)	205,000	218,509
5.000%, 07/15/2022 (Insured by ST AID)	215,000	233,748
5.000%, 01/15/2023 (Insured by ST AID)	215,000	238,229
4.000%, 07/15/2023 (Insured by ST AID)	160,000	175,088
5.000%, 01/15/2024 (Insured by ST AID)	225,000	258,233
New Durham Township Metropolitan School District School Building Corp.,
1.600%, 01/15/2021	160,000	160,821
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	216,577
Shelbyville Central Renovation School Building Corp.,
5.000%, 07/15/2022 (Insured by ST AID)	260,000	283,449
Starke County Building Corp.,
4.000%, 08/01/2028 (Pre-refunded to 02/01/2022)(Insured by ST AID)	700,000	739,550
Town of Rossville IN,
3.500%, 07/01/2023	115,000	122,725
Vinton-Tecumseh School Building Corp.:
4.000%, 07/15/2020 (Insured by ST AID)	255,000	255,314
4.000%, 01/15/2021 (Insured by ST AID)	265,000	269,828
4.000%, 07/15/2021 (Insured by ST AID)	220,000	227,713
4.000%, 07/15/2022 (Insured by ST AID)	385,000	411,126
5.000%, 01/15/2023 (Insured by ST AID)	145,000	161,443
Wabash City Schools Building Corp.:
4.000%, 07/15/2024 (Insured by ST AID)	110,000	124,181
4.000%, 01/15/2025 (Insured by ST AID)	140,000	159,925
4.000%, 07/15/2025 (Insured by ST AID)	240,000	277,214
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	550,000	578,243
West Washington School Corp.:
2.000%, 01/15/2022 (Insured by ST AID)	125,000	127,479
2.000%, 07/15/2022 (Insured by ST AID)	195,000	200,395
Westfield High School Building Corp.,
5.000%, 01/15/2024 (Insured by ST AID)	200,000	229,464
Total Indiana (Cost $29,295,326)		29,730,964	2.6%

Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023 (Insured by MAC)	110,000	117,316
City of Cedar Rapids IA,
0.228%, 08/15/2029 (Insured by AMBAC) (1)(5)	710,000	660,300
City of Coralville IA:
4.000%, 06/01/2024	300,000	301,284
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	455,887
City of New Hampton IA:
3.000%, 06/01/2022 (Insured by BAM)	130,000	135,725
3.000%, 06/01/2023 (Insured by BAM)	135,000	143,899
City of Waverly IA,
2.500%, 12/31/2022 (Callable 07/01/2022)	2,750,000	2,810,830
County of Adair IA:
2.000%, 06/01/2022	580,000	596,774
2.000%, 06/01/2023	730,000	761,200
County of Taylor IA,
4.000%, 06/01/2021	245,000	253,061
Iowa Finance Authority:
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	180,000	190,651
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	875,000	951,142
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,075,000	1,206,903
2.875%, 05/15/2049 (Callable 11/15/2020)	900,000	872,874
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	4,000,000	4,046,120
Iowa Western Community College,
3.000%, 06/01/2021	500,000	507,970
Lake Panorama Improvement Zone:
3.000%, 06/01/2021	385,000	392,623
3.000%, 06/01/2022	395,000	410,551
3.000%, 06/01/2023	405,000	428,802
3.000%, 06/01/2024	420,000	450,815
3.000%, 06/01/2025	430,000	465,432
West Monona Community School District,
2.000%, 06/01/2021 (Callable 07/31/2020)	280,000	280,316
Total Iowa (Cost $16,237,894)		16,440,475	1.4%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	1,300,000	1,235,104
City of Lenexa KS,
1.625%, 09/01/2021 (Callable 09/01/2020)	275,000	275,382
City of Washington KS,
2.000%, 12/01/2022 (Callable 12/01/2020)	1,860,000	1,871,830
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	225,000	227,675
Kansas Independent College Finance Authority:
5.000%, 05/01/2021	3,900,000	3,971,331
5.250%, 05/01/2021	825,000	840,065
Kansas Municipal Energy Agency,
5.000%, 04/01/2022 (Insured by BAM)	515,000	555,824
Public Building Commission of Johnson County,
5.000%, 09/01/2023	1,360,000	1,551,039
Reno County Unified School District No. 313,
4.000%, 09/01/2030 (Pre-refunded to 09/01/2022)	200,000	215,722
Wyandotte County-Kansas City Unified Government,
4.000%, 09/01/2020 (Callable 07/31/2020)	250,000	250,700
Total Kansas (Cost $10,876,104)		10,994,672	0.9%

Kentucky
City of Somerset KY,
4.000%, 11/01/2026 (Callable 11/01/2021)	205,000	214,473
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	748,860
County of Kenton KY:
5.000%, 04/01/2024	375,000	435,645
5.000%, 04/01/2026	700,000	860,503
Danville Independent School District Finance Corp.,
2.000%, 03/01/2023 (Insured by ST AID)	235,000	240,602
Harlan County School District Finance Corp.,
3.000%, 08/01/2025 (Callable 02/01/2025)(Insured by ST AID)	1,150,000	1,245,002
Kentucky Economic Development Finance Authority:
0.000%, 12/01/2022 (ETM)(Insured by AGC)	75,000	74,030
0.000%, 10/01/2024 (Insured by NATL)	880,000	808,975
0.000%, 12/01/2024 (ETM)(Insured by AGC)	60,000	58,281
Kentucky Housing Corp.,
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	150,000	150,345
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	2,825,000	3,111,568
1.235%, 12/01/2049 (1 Month LIBOR USD + 1.120%) (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	3,850,000	3,777,312
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	460,000	516,980
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	5,720,000	6,423,160
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	1,620,000	1,829,142
Kentucky State Property & Building Commission,
5.000%, 11/01/2021 (Insured by ST AID)	250,000	263,900
Kentucky Turnpike Authority,
4.000%, 07/01/2026	1,000,000	1,112,570
Louisville & Jefferson County Metropolitan Government:
5.000%, 12/01/2022 (Pre-refunded to 06/01/2022)	1,020,000	1,106,700
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	555,390
Magoffin County Justice Center Corp.,
3.000%, 05/01/2023	345,000	364,934
Murray State University:
5.000%, 09/01/2021 (Insured by ST AID)	285,000	299,350
5.000%, 09/01/2022 (Insured by ST AID)	410,000	448,261
5.000%, 09/01/2023 (Insured by ST AID)	435,000	493,020
University of Louisville,
5.000%, 03/01/2021 (Insured by ST AID)	105,000	107,529
Total Kentucky (Cost $24,029,063)		25,246,532	2.2%

Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.500%, 03/01/2022 (Insured by BAM)	145,000	152,148
4.000%, 03/01/2024 (Insured by BAM)	155,000	172,579
Calcasieu Parish School Board,
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	115,000	123,308
Calcasieu Parish School District No. 23:
5.000%, 09/01/2022 (Insured by BAM)	85,000	93,339
5.000%, 09/01/2023 (Insured by BAM)	175,000	199,582
5.000%, 09/01/2024 (Insured by BAM)	250,000	294,790
Calcasieu Parish School District No. 30:
2.500%, 02/15/2022	225,000	232,583
4.000%, 02/15/2023 (Insured by AGM)	125,000	135,726
Calcasieu Parish School District No. 34:
2.000%, 11/01/2021	420,000	428,287
2.000%, 11/01/2022	425,000	440,389
City of New Iberia LA,
4.500%, 03/01/2022 (Callable 03/01/2021)(Insured by AGM)	865,000	887,490
City of Shreveport LA:
5.000%, 08/01/2023 (Insured by BAM)	165,000	184,008
5.000%, 03/01/2024 (Insured by BAM)	400,000	462,744
East Ouachita Parish School District:
2.500%, 03/01/2022	435,000	449,986
2.500%, 03/01/2024	200,000	211,958
Ernest N Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2021	265,000	274,248
Greater Ouachita Water Co.,
5.000%, 09/01/2022 (Insured by BAM)	300,000	328,200
Jefferson Sales Tax District:
5.000%, 12/01/2023 (Insured by AGM)	550,000	630,272
5.000%, 12/01/2024 (Insured by AGM)	575,000	679,328
Lafourche Parish Water District No. 1,
2.500%, 01/01/2021	390,000	394,083
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 08/01/2023)	185,000	204,212
5.500%, 10/01/2025 (Pre-refunded to 10/01/2020)	1,050,000	1,062,411
5.625%, 10/01/2030 (Pre-refunded to 10/01/2020)	80,000	80,970
5.750%, 09/01/2035 (Pre-refunded to 09/01/2023)	75,000	87,422
6.000%, 10/01/2044 (Pre-refunded to 10/01/2020)	145,000	146,885
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	255,000	275,295
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,444,397
Louisiana Stadium & Exposition District,
5.000%, 07/03/2023 (Callable 01/01/2023)	2,950,000	3,147,090
New Orleans Aviation Board,
5.000%, 10/01/2025 (Insured by AGM)	200,000	239,270
Parish of St. Charles LA,
4.000%, 12/01/2040 (Mandatory Tender Date 06/01/2022) (1)	2,545,000	2,652,679
Regional Transit Authority,
0.000%, 12/01/2021 (Insured by NATL)	85,000	81,379
St. Landry Parish Road District No. 1,
3.250%, 03/01/2025 (Callable 03/01/2024)(Insured by BAM)	210,000	228,213
St. Tammany Parish Recreation District No. 14:
2.000%, 04/01/2021	210,000	212,440
2.250%, 04/01/2023	225,000	235,708
State of Louisiana:
5.000%, 05/01/2024 (Pre-refunded to 05/01/2022)	345,000	374,377
5.000%, 06/15/2034 (Callable 06/15/2024)	60,000	68,396
Total Louisiana (Cost $17,841,299)		18,316,192	1.6%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	25,000	26,194
4.000%, 11/15/2045 (Callable 11/15/2025)	305,000	322,476
4.000%, 11/15/2046 (Callable 05/15/2026)	1,825,000	1,950,816
3.500%, 11/15/2047 (Callable 11/15/2026)	1,215,000	1,292,930
4.000%, 11/15/2049 (Callable 05/15/2028)	1,610,000	1,765,912
4.000%, 11/15/2050 (Callable 05/15/2029)	1,900,000	2,127,031
Total Maine (Cost $7,273,636)		7,485,359	0.6%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	100,000	111,217
County of Baltimore MD,
3.000%, 09/01/2025 (Callable 09/01/2022)	950,000	988,399
County of Washington MD,
5.000%, 01/01/2022	415,000	428,757
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	2,550,000	2,959,301
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	385,000	416,743
Total Maryland (Cost $4,752,264)		4,904,417	0.4%

Massachusetts
Commonwealth of Massachusetts:
0.920%, 11/01/2020 (3 Month LIBOR USD + 0.460%) (Callable 07/31/2020) (2)	60,000	59,995
1.050%, 08/01/2043 (Mandatory Tender Date 07/01/2020) (1)	1,215,000	1,215,000
Massachusetts Development Finance Agency:
3.500%, 10/01/2022 (3)	540,000	541,140
5.000%, 12/01/2023	190,000	215,247
5.000%, 12/01/2024	500,000	583,380
5.000%, 07/01/2025	305,000	339,608
5.250%, 07/01/2033 (Pre-refunded to 07/01/2021)(Insured by AGM)	1,025,000	1,075,379
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	115,000	121,870
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	910,000	985,858
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	595,000	642,552
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,079,068
Massachusetts Transportation Trust,
5.000%, 01/01/2039 (Mandatory Tender Date 01/01/2023) (1)	3,035,000	3,362,052
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/31/2020)(Insured by AGC)	250,000	250,745
Total Massachusetts (Cost $10,231,403)		10,471,894	0.9%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	703,206
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028 (Callable 07/31/2020)	500,000	501,460
City of Allen Park Brownfield Redevelopment Authority:
4.000%, 05/01/2022 (Insured by BAM)	600,000	638,328
4.000%, 05/01/2023 (Insured by BAM)	620,000	675,106
4.000%, 05/01/2024 (Insured by BAM)	320,000	356,198
City of Allen Park MI:
2.000%, 05/01/2022 (Insured by BAM)	220,000	223,907
4.000%, 09/01/2022 (Insured by BAM)	250,000	267,688
4.000%, 05/01/2023 (Insured by BAM)	115,000	125,322
4.000%, 09/01/2023 (Insured by BAM)	300,000	329,856
City of Detroit MI,
5.000%, 07/01/2020	265,000	265,000
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	57,317
Comstock Public Schools,
5.000%, 11/01/2023 (Insured by AGM)	240,000	275,268
Davison Community Schools,
3.000%, 05/01/2022	190,000	199,000
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/01/2022)(Insured by AGM)	25,000	26,654
Essexville-Hampton Public Schools,
4.000%, 05/01/2022 (Insured by Q-SBLF)	325,000	347,058
Fruitport Community Schools:
4.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	102,905
4.000%, 05/01/2023 (Insured by Q-SBLF)	135,000	148,276
Holly Area School District,
4.000%, 05/01/2025 (Insured by Q-SBLF)	450,000	519,089
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 07/31/2020)(Insured by AGM)	215,000	215,643
Karegnondi Water Authority,
5.000%, 11/01/2020	100,000	101,467
Michigan Finance Authority:
3.400%, 10/01/2020	100,000	100,545
5.000%, 11/01/2022	100,000	109,272
5.000%, 09/01/2023	185,000	205,006
5.000%, 09/01/2024	200,000	227,082
4.000%, 10/01/2024	1,350,000	1,411,020
5.000%, 07/01/2025 (Callable 07/01/2024)(Insured by AGM)	1,595,000	1,853,422
5.000%, 09/01/2025	200,000	231,804
4.000%, 05/01/2026	60,000	69,734
5.000%, 09/01/2026	200,000	235,612
5.500%, 12/01/2026 (Callable 06/01/2025)	335,000	404,733
5.000%, 09/01/2027	280,000	334,603
0.874%, 10/15/2038 (1 Month LIBOR USD + 0.750%) (Callable 07/31/2020)(Mandatory Tender Date 10/15/2020) (2)	350,000	349,828
0.662%, 12/01/2039 (1 Month LIBOR USD + 0.540%) (Callable 07/31/2020)(Mandatory Tender Date 12/01/2020) (2)	350,000	349,727
3.500%, 11/15/2044 (Mandatory Tender Date 11/15/2022) (1)	1,610,000	1,709,933
4.000%, 11/15/2044 (Mandatory Tender Date 08/15/2024) (1)	2,285,000	2,581,776
5.000%, 12/01/2044 (Mandatory Tender Date 02/01/2025) (1)	1,525,000	1,803,968
Michigan State Hospital Finance Authority,
1.900%, 11/15/2047 (Mandatory Tender Date 04/01/2021) (1)	335,000	338,189
Michigan State Housing Development Authority:
4.000%, 06/01/2046 (Callable 12/01/2024)	1,175,000	1,243,773
3.500%, 06/01/2047 (Callable 06/01/2026)	4,080,000	4,337,325
3.500%, 12/01/2050 (Callable 06/01/2029)	2,000,000	2,196,140
Michigan Strategic Fund,
7.000%, 05/01/2021 (Insured by AMBAC)	2,320,000	2,443,401
Pinckney Community Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	100,000	103,810
South Lake Schools:
4.000%, 11/01/2021 (Insured by Q-SBLF)	425,000	444,002
4.000%, 05/01/2022 (Insured by Q-SBLF)	290,000	307,263
4.000%, 11/01/2023 (Insured by Q-SBLF)	500,000	552,275
Tri-County Area School District:
4.000%, 05/01/2021 (Insured by AGM)	520,000	535,195
4.000%, 05/01/2022 (Insured by AGM)	640,000	681,005
4.000%, 05/01/2023 (Insured by AGM)	705,000	772,447
Western Michigan University,
5.000%, 11/15/2025 (Callable 11/15/2021)	75,000	79,606
Total Michigan (Cost $31,428,700)		32,091,244	2.8%

Minnesota
City of Brooklyn Center MN,
1.950%, 12/01/2021 (Callable 07/21/2020)(Mandatory Tender Date 12/01/2020) (1)	710,000	710,476
City of Crosslake MN,
3.250%, 02/01/2027 (Callable 02/01/2023)	40,000	42,438
City of Maple Grove MN,
4.000%, 05/01/2022	610,000	639,115
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
0.150%, 08/01/2027 (Insured by NATL) (1)(5)	25,000	25,000
0.135%, 08/01/2028 (Insured by NATL) (1)	150,000	150,000
City of Plato MN,
4.000%, 04/01/2022	265,000	278,735
City of St. Louis Park MN,
0.950%, 09/01/2023 (Callable 02/01/2021)(Mandatory Tender Date 09/01/2021) (1)	1,675,000	1,677,697
Duluth Independent School District No. 709,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	815,000	900,999
Fergus Falls Independent School District No. 544:
2.500%, 02/01/2021	160,000	161,637
2.500%, 02/01/2022	145,000	148,955
2.500%, 02/01/2024	105,000	110,630
Housing & Redevelopment Authority of The City of St. Paul:
5.000%, 07/01/2021	80,000	83,045
2.200%, 09/01/2021 (Callable 07/21/2020)(Mandatory Tender Date 09/01/2020) (1)	750,000	750,563
0.950%, 11/01/2022 (Callable 05/01/2021)(Mandatory Tender Date 11/01/2021) (1)	1,000,000	1,002,280
5.000%, 11/15/2025	325,000	382,177
Maple River Independent School District No. 2135:
5.000%, 02/01/2022 (Insured by SD CRED PROG)	80,000	85,845
5.000%, 02/01/2023 (Insured by SD CRED PROG)	515,000	574,956
5.000%, 02/01/2024 (Insured by SD CRED PROG)	915,000	1,059,780
5.000%, 02/01/2025 (Insured by SD CRED PROG)	395,000	472,752
5.000%, 02/01/2026 (Insured by SD CRED PROG)	1,000,000	1,230,830
Minneapolis-Saint Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,050,000	1,115,341
5.000%, 01/01/2025	300,000	354,600
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2021	275,000	277,813
5.000%, 04/01/2023	100,000	109,288
3.000%, 12/01/2023	150,000	153,087
4.000%, 12/01/2024	100,000	106,156
Minnesota Housing Finance Agency:
2.900%, 01/01/2025 (Insured by GNMA)	50,000	54,110
3.900%, 07/01/2030 (Callable 01/01/2022)(Insured by GNMA)	195,000	201,684
4.000%, 01/01/2038 (Callable 01/01/2024)	725,000	772,930
0.660%, 07/01/2041 (SIFMA Municipal Swap Index + 0.550%) (Callable 07/01/2023)(Mandatory Tender Date 12/12/2023)(Insured by GNMA) (2)	75,000	75,034
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	3,835,000	4,069,510
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	265,000	282,766
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	495,000	532,595
Moorhead Independent School District No. 152:
4.000%, 02/01/2021	220,000	224,277
4.000%, 02/01/2022	230,000	242,059
4.000%, 02/01/2023	235,000	254,503
4.000%, 02/01/2024	245,000	272,136
4.000%, 02/01/2025	255,000	289,741
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 01/01/2023)	220,000	243,012
Plymouth Intermediate District No. 287,
5.000%, 05/01/2022	105,000	113,539
Shakopee Independent School District No. 720,
5.000%, 02/01/2023 (Insured by SD CRED PROG)	675,000	748,420
St. Cloud Metropolitan Transit Commission,
3.000%, 06/01/2024 (Callable 07/31/2020)	300,000	300,537
University of Minnesota,
5.500%, 07/01/2021 (ETM)	220,000	226,519
Total Minnesota (Cost $21,201,200)		21,507,567	1.8%

Mississippi
Brookhaven School District,
3.000%, 08/01/2023 (Insured by MAC)	200,000	214,116
City of Oxford MS,
3.000%, 09/01/2024	250,000	243,390
City of Yazoo MS:
3.000%, 03/01/2021 (Insured by MAC)	105,000	106,653
3.000%, 03/01/2025 (Insured by MAC)	125,000	137,497
3.000%, 03/01/2026 (Insured by MAC)	130,000	144,607
Copiah-Lincoln Community College District:
2.000%, 09/01/2022 (Insured by MAC)	165,000	169,960
2.000%, 09/01/2023 (Insured by MAC)	95,000	98,956
2.000%, 09/01/2025 (Insured by MAC)	205,000	216,203
2.000%, 09/01/2026 (Callable 09/01/2025)(Insured by MAC)	110,000	115,225
County of Lowndes MS,
6.800%, 04/01/2022	50,000	54,945
Marshall County School District,
3.000%, 06/01/2022 (Insured by BAM)	275,000	285,560
Mississippi Business Finance Corp.,
1.350%, 03/01/2029 (Mandatory Tender Date 09/01/2020) (1)	1,300,000	1,300,624
Mississippi Development Bank:
5.250%, 03/01/2021 (Insured by AGM)	50,000	51,520
3.000%, 07/01/2021 (Insured by ST AID)	730,000	730,781
4.000%, 07/01/2022	170,000	180,443
5.000%, 03/01/2024 (Insured by AGM)	50,000	56,695
5.000%, 11/01/2025 (Insured by BAM)	215,000	259,344
Mississippi Home Corp.,
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	1,000,000	1,086,860
State of Mississippi,
0.445%, 09/01/2027 (1 Month LIBOR USD + 0.330%) (Callable 07/21/2020)(Mandatory Tender Date 09/01/2020) (2)	385,000	384,877
Total Mississippi (Cost $5,768,936)		5,838,256	0.5%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2024)	1,330,000	1,248,232
City of St. Louis MO,
5.000%, 07/01/2023 (Insured by AGM)	415,000	461,629
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 04/01/2021	500,000	505,055
4.000%, 06/01/2021	175,000	179,779
5.000%, 09/01/2021	235,000	244,139
0.000%, 09/01/2022 (ETM)(Insured by NATL)	55,000	54,128
5.000%, 09/01/2023	285,000	314,238
5.000%, 06/01/2024	225,000	258,615
5.000%, 09/01/2024	295,000	333,418
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	970,000	868,509
Joplin Industrial Development Authority,
4.250%, 02/15/2021 (ETM)	70,000	71,639
Lees Summit Industrial Development Authority,
5.000%, 08/15/2026 (Callable 08/15/2024)	1,425,000	1,475,274
Metropolitan Park and Recreation District,
5.000%, 12/30/2025 (Callable 12/30/2023)	1,000,000	1,117,080
Missouri Association of Rural Education,
3.000%, 04/15/2022 (Callable 07/31/2020)	300,000	300,459
Missouri Housing Development Commission,
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	270,000	289,645
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	124,296
5.000%, 10/01/2027 (Insured by AGM)	100,000	120,279
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	310,000	332,800
Neosho R-V School District:
4.000%, 03/01/2022 (Insured by ST AID)	155,000	164,591
4.000%, 03/01/2023 (Insured by ST AID)	170,000	186,009
4.000%, 03/01/2024 (Insured by ST AID)	275,000	309,158
4.000%, 03/01/2025 (Insured by ST AID)	220,000	253,352
4.000%, 03/01/2026 (Insured by ST AID)	510,000	598,429
Northwest Missouri State University,
3.125%, 06/01/2029 (Callable 06/01/2022)	50,000	50,901
Riverview Gardens School District:
4.000%, 04/01/2021 (Insured by ST AID)	800,000	821,648
4.000%, 04/01/2022 (Insured by ST AID)	380,000	403,792
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	175,000	168,773
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	1,640,000	1,757,752
State of Missouri Health & Educational Facilities Authority:
5.000%, 02/01/2022	265,000	272,163
5.000%, 06/01/2036 (Callable 12/01/2022)(Mandatory Tender Date 06/01/2023) (1)	195,000	213,507
Trenton School District No. R-IX,
4.000%, 03/01/2022 (Insured by ST AID)	40,000	42,372
Total Missouri (Cost $13,564,836)		13,541,661	1.2%

Montana
City of Red Lodge MT:
2.000%, 07/01/2021 (Insured by BAM)	210,000	213,066
2.000%, 07/01/2022 (Insured by BAM)	195,000	200,766
2.000%, 07/01/2023 (Insured by BAM)	270,000	281,591
Montana Board of Housing:
4.000%, 12/01/2043 (Callable 12/01/2027)	965,000	1,046,552
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	1,125,000	1,221,311
Montana Facility Finance Authority:
5.000%, 01/01/2023	100,000	110,041
5.000%, 07/01/2025	110,000	132,151
Total Montana (Cost $3,099,675)		3,205,478	0.3%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2032 (Callable 09/01/2022)	600,000	641,880
5.000%, 09/01/2042 (Callable 09/01/2022)	1,595,000	1,706,331
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	2,405,000	2,701,368
Scotts Bluff County School District No. 16,
5.000%, 12/01/2026 (Pre-refunded to 05/30/2022)	115,000	125,223
Total Nebraska (Cost $5,007,172)		5,174,802	0.4%

Nevada
City of Carson City NV,
5.000%, 09/01/2020	185,000	186,202
Clark County School District:
5.000%, 06/15/2021	1,040,000	1,083,004
5.000%, 06/15/2023	585,000	655,791
County of Clark NV:
3.000%, 08/01/2020	1,000,000	1,002,220
5.000%, 07/01/2025	440,000	522,909
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	275,623
Lyon County School District,
5.000%, 04/01/2021	490,000	506,645
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	65,000	67,338
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	995,000	1,100,291
Total Nevada (Cost $5,270,347)		5,400,023	0.5%

New Jersey
Atlantic City Board of Education:
3.400%, 08/15/2021 (3)	2,026,000	2,080,662
3.400%, 08/15/2022 (3)	2,087,000	2,183,774
3.400%, 08/15/2023 (3)	2,171,000	2,308,945
3.400%, 08/15/2024 (3)	793,000	852,991
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021 (Insured by NATL)	95,000	98,707
City of Atlantic City NJ:
5.000%, 03/01/2022 (Insured by BAM)	100,000	106,944
5.000%, 03/01/2024 (Insured by BAM)	300,000	344,235
City of Bayonne NJ,
5.000%, 07/15/2022 (Insured by AGM)	475,000	517,332
City of Trenton NJ:
4.000%, 07/15/2022 (Insured by AGM)	500,000	534,775
4.000%, 07/15/2023 (Insured by AGM)	200,000	220,318
County of Hudson NJ,
7.000%, 12/01/2021 (Insured by NATL)	5,280,000	5,690,890
Garden State Preservation Trust,
5.000%, 11/01/2020	100,000	100,789
New Jersey Economic Development Authority:
5.000%, 07/15/2020	100,000	100,149
0.000%, 01/01/2021 (Insured by AMBAC)	130,000	129,466
3.250%, 01/01/2021	230,000	229,349
5.000%, 07/15/2021	100,000	104,155
5.250%, 12/15/2021 (Insured by NATL)	500,000	521,240
4.000%, 01/01/2022	660,000	660,858
0.000%, 07/01/2022 (ETM)(Insured by NATL)	25,000	24,688
5.000%, 07/15/2022	240,000	254,270
4.000%, 01/01/2023	50,000	50,035
5.000%, 09/01/2023 (Callable 03/01/2021)	115,000	117,400
5.000%, 06/15/2024	390,000	427,779
0.000%, 07/01/2024 (ETM)(Insured by NATL)	455,000	441,409
5.250%, 09/01/2024 (Callable 03/01/2021)	320,000	327,203
5.250%, 07/01/2025 (Insured by NATL)	380,000	428,401
5.000%, 03/01/2026 (Callable 03/01/2023)	1,010,000	1,071,873
5.000%, 06/15/2026 (Callable 06/15/2024)	400,000	435,212
5.250%, 09/01/2026 (Callable 03/01/2021)	585,000	598,168
5.000%, 06/15/2027 (Callable 06/15/2024)	1,050,000	1,138,620
5.000%, 03/01/2029 (Callable 03/01/2023)	500,000	527,655
3.125%, 07/01/2029 (Callable 07/01/2027)	230,000	228,970
5.000%, 03/01/2030 (Callable 03/01/2023)	735,000	773,948
4.000%, 07/01/2030 (Callable 07/31/2020)	500,000	501,270
5.000%, 03/01/2031 (Pre-refunded to 09/01/2022)	65,000	71,584
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	160,323
New Jersey Health Care Facilities Financing Authority:
4.250%, 11/15/2021 (Pre-refunded to 11/15/2020)	70,000	71,020
5.000%, 07/01/2025 (Insured by AGM)	55,000	62,501
5.250%, 11/15/2029 (Pre-refunded to 11/15/2020)	2,040,000	2,077,250
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	2,385,000	2,349,297
New Jersey Housing & Mortgage Finance Agency:
2.020%, 08/01/2021 (Mandatory Tender Date 08/01/2020) (1)	350,000	350,343
2.450%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	500,000	502,190
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	4,000,000	4,037,400
4.500%, 10/01/2048 (Callable 10/01/2027)	830,000	926,620
4.750%, 10/01/2050 (Callable 04/01/2028)	1,425,000	1,607,044
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2021 (Insured by AGM)	255,000	271,738
5.000%, 06/15/2023	495,000	538,228
5.000%, 12/15/2023	275,000	299,098
5.000%, 12/15/2023	420,000	456,805
5.250%, 12/15/2023	340,000	372,599
5.000%, 06/15/2024	785,000	873,313
0.000%, 12/15/2026 (Insured by AMBAC)	110,000	89,136
5.000%, 12/15/2026	925,000	1,050,985
North Hudson Sewerage Authority:
0.000%, 08/01/2021 (ETM)(Insured by NATL)	60,000	59,684
0.000%, 08/01/2025 (ETM)(Insured by NATL)	25,000	23,740
South Jersey Transportation Authority,
5.000%, 11/01/2029 (Pre-refunded to 11/01/2022)	125,000	138,325
Washington Township Municipal Utilities Authority:
0.000%, 12/15/2021 (Insured by NATL)	100,000	98,810
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,127
Total New Jersey (Cost $40,375,019)		40,644,640	3.5%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	200,000	199,512
Las Cruces School District No. 2,
5.000%, 08/01/2026 (Callable 08/01/2020)(Insured by ST AID)	150,000	150,573
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	105,000	105,524
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	250,000	258,165
New Mexico Mortgage Finance Authority:
3.500%, 03/01/2045 (Callable 03/01/2026)	55,000	58,877
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	255,000	276,150
4.250%, 07/01/2049 (Callable 01/01/2028)	70,000	77,594
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,985,000	2,179,073
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	2,815,000	3,126,058
Total New Mexico (Cost $6,246,098)		6,431,526	0.6%

New York
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	1,000,000	934,130
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	1,141,915	1,176,167
City of Long Beach NY,
4.000%, 08/15/2025 (Callable 08/15/2022)(Insured by BAM)	100,000	106,823
City of New York NY:
5.000%, 08/01/2022	160,000	174,931
5.000%, 10/01/2022 (Pre-refunded to 10/01/2021)	145,000	153,401
5.000%, 10/01/2022 (Callable 10/01/2021)	45,000	47,548
5.000%, 08/01/2038 (Callable 08/01/2023)(Mandatory Tender Date 02/01/2024) (1)	5,000,000	5,627,150
County of Rockland NY:
5.000%, 03/01/2023 (Insured by AGM)	415,000	464,941
3.750%, 10/01/2026 (Callable 10/01/2020)	70,000	70,526
County of Suffolk NY,
5.000%, 05/01/2023	2,845,000	3,048,844
Geneva Development Corp.:
5.000%, 09/01/2023 (Callable 09/01/2022)	450,000	480,636
5.000%, 09/01/2023	30,000	32,961
5.000%, 09/01/2024 (Callable 09/01/2023)	50,000	54,796
Hempstead Town Local Development Corp.:
5.000%, 07/01/2020	725,000	725,000
5.000%, 07/01/2025 (Callable 07/01/2023)	815,000	893,444
Housing Development Corp.,
2.000%, 11/01/2057 (Callable 08/01/2020)(Mandatory Tender Date 12/31/2021) (1)	1,775,000	1,776,846
Long Island Power Authority:
0.870%, 05/01/2033 (1 Month LIBOR USD + 0.750%) (Callable 10/01/2022)(Mandatory Tender Date 10/01/2023) (2)	5,360,000	5,335,076
1.650%, 09/01/2049 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024) (1)	500,000	498,330
Metropolitan Transportation Authority:
4.000%, 07/01/2020	400,000	400,000
5.000%, 09/01/2021	4,515,000	4,640,788
5.000%, 11/15/2021	1,075,000	1,114,571
4.000%, 02/01/2022	1,565,000	1,603,937
5.000%, 03/01/2022	445,000	469,056
5.000%, 05/15/2022	525,000	548,210
5.000%, 09/01/2022	3,250,000	3,415,100
0.798%, 11/01/2032 (1 Month LIBOR USD + 0.680%) (Mandatory Tender Date 04/06/2021)(Insured by AGM) (2)	145,000	143,414
Monroe County Industrial Development Corp.:
5.000%, 10/01/2020	100,000	100,727
5.000%, 06/01/2021	1,730,000	1,777,540
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025) (Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	244,012
2.100%, 11/01/2058 (Callable 02/01/2022)(Mandatory Tender Date 07/03/2023) (1)	200,000	203,902
New York State Dormitory Authority:
5.000%, 12/15/2021	55,000	58,728
5.000%, 05/01/2048 (Callable 11/01/2025)(Mandatory Tender Date 05/01/2026) (1)	2,375,000	2,803,949
New York State Energy Research & Development Authority,
2.625%, 04/01/2034 (Mandatory Tender Date 07/03/2023) (1)	150,000	153,493
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,750,000	5,793,528
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	630,000	712,839
State of New York Mortgage Agency:
3.500%, 10/01/2043 (Callable 04/01/2023)	185,000	193,865
4.000%, 10/01/2046 (Callable 04/01/2025)	320,000	340,311
Town of Oyster Bay NY:
3.000%, 02/01/2022	3,260,000	3,322,331
4.000%, 02/15/2026 (Insured by BAM)	95,000	106,813
Triborough Bridge & Tunnel Authority:
0.615%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,640,000	1,618,073
0.815%, 01/01/2032 (1 Month LIBOR USD + 0.700%) (Mandatory Tender Date 02/01/2021) (2)	7,985,000	7,955,775
Utility Debt Securitization Authority,
5.000%, 12/15/2025 (Callable 12/15/2023)	210,000	242,216
Total New York (Cost $59,008,866)		59,564,728	5.1%

North Carolina
Durham Housing Authority,
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	270,000	293,037
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	100,000	106,304
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021 (ETM)	890,000	910,318
5.000%, 01/01/2021 (ETM)	1,125,000	1,151,539
6.000%, 01/01/2022 (ETM)	155,000	168,189
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	370,000	403,655
4.000%, 01/01/2050 (Callable 07/01/2028)	1,790,000	1,983,481
4.000%, 07/01/2050 (Callable 07/01/2029)	3,200,000	3,584,576
North Carolina Medical Care Commission:
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	130,000	133,484
2.200%, 12/01/2048 (Callable 06/01/2022)(Mandatory Tender Date 12/01/2022) (1)	1,845,000	1,870,258
North Carolina Turnpike Authority,
5.000%, 01/01/2025	50,000	56,340
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,250,000	1,410,413
Total North Carolina (Cost $11,829,742)		12,071,594	1.0%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	1,150,000	1,181,682
City of Fargo ND,
5.500%, 11/01/2020	1,000,000	1,015,670
City of Horace ND:
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,002,820
2.350%, 10/01/2021 (Callable 08/01/2020)	300,000	300,351
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/31/2020)	430,000	434,782
City of Watford City ND:
3.000%, 12/01/2020 (Insured by AGM)	3,380,000	3,410,352
3.000%, 12/01/2021 (Insured by AGM)	1,980,000	2,039,420
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,889,295
City of West Fargo ND:
4.000%, 05/01/2021	300,000	308,868
5.000%, 05/01/2022	200,000	216,494
4.000%, 05/01/2023	305,000	333,908
4.000%, 05/01/2024	900,000	1,009,755
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	775,000	819,369
4.500%, 11/01/2026 (Callable 11/01/2023)	2,150,000	2,399,163
County of Burleigh ND:
3.000%, 11/01/2021 (Callable 02/18/2021)	3,100,000	3,015,215
4.000%, 11/01/2021	1,000,000	1,039,680
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	400,000	426,036
4.500%, 07/01/2032 (Pre-refunded to 07/01/2022)	360,000	387,158
County of Ward ND,
4.000%, 04/01/2024 (Callable 04/01/2023)(Insured by AGM)	400,000	434,180
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/16/2020)	1,025,000	1,031,950
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	230,000	249,660
4.000%, 01/01/2051 (Callable 07/01/2029)	2,500,000	2,800,050
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	1,089,400
Total North Dakota (Cost $27,358,408)		27,835,258	2.4%

Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	1,000,000	1,012,900
Alliance City School District,
2.500%, 12/01/2022 (Insured by SD CRED PROG)	200,000	210,278
American Municipal Power, Inc.:
2.250%, 12/03/2020	665,000	670,353
2.250%, 12/10/2020	220,000	221,852
5.000%, 02/15/2026 (Callable 02/15/2024)	1,130,000	1,301,331
2.300%, 02/15/2038 (Callable 08/15/2021)(Mandatory Tender Date 02/15/2022) (1)	2,885,000	2,892,011
2.250%, 02/15/2048 (Callable 02/15/2021)(Mandatory Tender Date 08/15/2021) (7)	275,000	277,013
City of Huron OH,
3.125%, 12/01/2024	325,000	340,948
City of Lorain OH:
3.000%, 12/01/2021 (Insured by BAM)	110,000	113,269
3.000%, 12/01/2022 (Insured by BAM)	185,000	194,393
3.000%, 12/01/2023 (Insured by BAM)	185,000	197,332
3.000%, 12/01/2024 (Insured by BAM)	130,000	140,046
3.000%, 12/01/2025 (Insured by BAM)	135,000	146,182
3.000%, 12/01/2026 (Insured by BAM)	135,000	146,196
City of St. Clairsville OH,
4.000%, 12/01/2023 (Insured by BAM)	340,000	379,511
City of Tiffin OH,
2.500%, 12/01/2024 (Callable 12/01/2023)	250,000	262,837
County of Franklin OH:
5.000%, 05/15/2027 (Callable 05/15/2023)	1,000,000	1,109,560
5.000%, 05/15/2030 (Callable 05/15/2023)	270,000	297,688
0.540%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	500,000	499,030
County of Holmes OH,
3.000%, 12/01/2022 (Callable 07/31/2020)(Insured by AGM)	190,000	192,096
County of Lorain OH,
4.000%, 12/01/2020	140,000	141,922
County of Montgomery OH:
5.000%, 11/15/2024	1,460,000	1,629,170
5.000%, 11/15/2025	2,500,000	2,837,675
Cuyahoga Metropolitan Housing Authority:
3.000%, 12/01/2020	225,000	227,180
2.000%, 04/01/2022 (Mandatory Tender Date 04/01/2021) (1)	420,000	423,461
3.000%, 12/01/2022	245,000	257,740
4.000%, 12/01/2023	310,000	342,472
4.000%, 12/01/2024	335,000	378,021
4.000%, 12/01/2025	335,000	384,486
Euclid City School District:
4.000%, 12/01/2023 (Insured by BAM)	130,000	143,941
4.000%, 12/01/2025 (Insured by BAM)	65,000	74,971
Field Local School District,
3.000%, 12/01/2023 (Callable 12/01/2020)(Insured by BAM)	235,000	237,113
Great Oaks Career Campuses Board of Education:
4.000%, 12/01/2021	700,000	736,820
4.000%, 12/01/2022	400,000	434,256
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	167,173
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	53,783
Madison Local School District,
2.250%, 10/01/2020	565,000	567,752
Miami University,
4.000%, 09/01/2027 (Callable 09/01/2022)	160,000	170,326
Norton City School District,
4.000%, 11/01/2026 (Callable 11/01/2023)(Insured by SD CRED PROG)	430,000	474,892
Ohio Higher Educational Facility Commission:
5.000%, 12/01/2020	35,000	35,515
5.000%, 11/01/2023	580,000	646,068
5.000%, 05/01/2024	705,000	787,203
5.000%, 05/01/2024	415,000	463,389
5.000%, 03/01/2025	685,000	734,416
5.000%, 05/01/2025	595,000	678,937
5.000%, 05/01/2025	455,000	519,187
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	851,317
Ohio Housing Finance Agency:
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	120,000	128,231
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,000,000	2,224,040
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,339,548
Oregon City School District,
0.000%, 12/01/2021	245,000	243,464
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	5,805,000	5,794,435
3.125%, 11/15/2023	360,000	365,846
5.000%, 04/01/2026 (6)	175,000	204,864
5.000%, 04/01/2027 (6)	250,000	295,625
State of Ohio:
5.000%, 04/01/2029 (Callable 04/01/2023)	25,000	27,975
5.000%, 01/15/2050 (Mandatory Tender Date 01/15/2025) (1)	4,485,000	5,250,590
Toledo OH,
5.000%, 12/01/2022	150,000	163,446
Troy City School District,
2.050%, 12/01/2023 (Callable 12/01/2022)	170,000	175,177
Village of Cuyahoga Heights OH:
4.000%, 12/01/2023 (Insured by AGM)	95,000	104,412
4.000%, 12/01/2024 (Insured by AGM)	100,000	112,290
Wauseon Exempted Village School District,
0.000%, 12/01/2021 (Insured by SD CRED PROG)	400,000	397,268
Total Ohio (Cost $41,610,421)		41,831,223	3.6%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	265,000	252,948
City of Midwest City OK:
3.000%, 06/01/2021	370,000	378,973
3.000%, 06/01/2023	485,000	518,130
Custer County Economic Development Authority:
4.000%, 12/01/2021	415,000	435,074
4.000%, 12/01/2023	450,000	499,545
Elk City Industrial Authority,
3.000%, 05/01/2022	105,000	109,521
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2023	385,000	408,012
Logan County Independent School District No. 1,
4.000%, 08/01/2020	25,000	25,072
Norman Regional Hospital Authority,
5.000%, 09/01/2020	50,000	50,290
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	413,025
Oklahoma Development Finance Authority:
4.000%, 08/01/2021	425,000	433,806
4.000%, 08/01/2022	535,000	558,069
5.000%, 08/01/2023	485,000	525,968
2.600%, 03/01/2024	1,000,000	985,860
5.000%, 08/01/2024	585,000	646,770
Oklahoma Housing Finance Agency,
2.375%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	175,000	175,756
Oklahoma Municipal Power Authority,
0.500%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%) (2)	205,000	203,171
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	845,850
Purcell Public Works Authority:
5.000%, 03/01/2024	250,000	278,807
5.000%, 03/01/2025	200,000	227,244
5.000%, 03/01/2026	435,000	500,842
5.000%, 03/01/2027	880,000	1,023,458
Texas County Development Authority,
4.000%, 12/01/2023	675,000	748,595
Tulsa County Industrial Authority,
5.000%, 09/01/2024	400,000	470,040
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	843,293
Total Oklahoma (Cost $11,438,426)		11,558,119	1.0%

Oregon
Oregon State Business Development Commission,
2.400%, 12/01/2040 (Mandatory Tender Date 08/14/2023) (1)	100,000	104,587
Oregon State Facilities Authority,
6.375%, 09/01/2040 (Pre-refunded to 09/01/2020) (3)	1,000,000	1,009,740
Port of Morrow OR,
4.000%, 06/01/2026 (Callable 07/31/2020)	220,000	220,576
State of Oregon:
4.000%, 05/01/2023	500,000	552,600
4.000%, 12/01/2048 (Callable 12/01/2026)	855,000	924,110
State of Oregon Housing & Community Services Department:
3.500%, 07/01/2032 (Callable 07/01/2026)	3,325,000	3,604,633
3.875%, 01/01/2033 (Callable 07/01/2024)	335,000	360,410
3.500%, 07/01/2036 (Callable 01/01/2025)	115,000	120,887
4.500%, 01/01/2049 (Callable 07/01/2027)	1,435,000	1,577,768
4.500%, 07/01/2049 (Callable 07/01/2027)	445,000	492,054
Total Oregon (Cost $8,708,441)		8,967,365	0.8%

Pennsylvania
Abington Heights School District Lackawanna County,
2.000%, 03/15/2023 (Callable 07/31/2020)(Insured by ST AID)	195,000	195,209
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 11/15/2022)(Insured by BAM)	250,000	257,355
Allegheny County Higher Education Building Authority,
5.000%, 03/01/2023 (Callable 03/01/2021)	250,000	255,702
Allegheny County Hospital Development Authority:
5.000%, 07/15/2021	2,525,000	2,630,722
4.125%, 10/15/2026 (Callable 10/15/2021)	55,000	56,829
Allentown City School District,
2.375%, 03/31/2021 (Callable 12/31/2020)(Insured by ST AID)	1,500,000	1,500,000
Berks County Municipal Authority:
5.000%, 02/01/2024	435,000	483,333
5.000%, 02/01/2025	465,000	527,659
5.000%, 02/01/2040 (Callable 08/01/2026)(Mandatory Tender Date 02/01/2027) (1)	1,000,000	1,145,740
Blacklick Valley School District:
5.000%, 11/15/2020 (Insured by MAC)	130,000	132,175
5.000%, 11/15/2021 (Insured by MAC)	170,000	180,185
5.000%, 11/15/2022 (Insured by MAC)	175,000	193,051
5.000%, 11/15/2023 (Insured by MAC)	190,000	217,259
5.000%, 11/15/2024 (Insured by MAC)	200,000	235,872
Borough of Lewistown PA:
4.000%, 09/01/2022 (Insured by AGM)	265,000	283,926
4.000%, 09/01/2023 (Insured by AGM)	315,000	347,077
4.000%, 09/01/2024 (Insured by AGM)	100,000	112,889
Caernarvon Township Authority:
4.000%, 09/01/2023 (Insured by MAC)	100,000	110,183
4.000%, 09/01/2024 (Insured by MAC)	140,000	158,106
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by MAC)	100,000	112,100
4.000%, 09/01/2026 (Callable 09/01/2024)(Insured by MAC)	150,000	167,509
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by MAC)	130,000	144,751
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by MAC)	165,000	183,363
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by MAC)	170,000	188,493
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by MAC)	175,000	193,578
4.000%, 09/01/2032 (Callable 09/01/2024)(Insured by MAC)	375,000	411,769
Carmichaels Area School District:
4.000%, 09/01/2022 (Insured by BAM)	100,000	106,896
4.000%, 09/01/2023 (Insured by BAM)	155,000	170,221
4.000%, 09/01/2024 (Insured by BAM)	220,000	247,009
Catholic Health Initiatives,
4.000%, 05/15/2022 (Pre-refunded to 05/15/2021)(Insured by ST AID)	50,000	51,565
Centennial School District Bucks County,
5.000%, 12/15/2022 (Insured by ST AID)	50,000	55,645
Central Bradford Progress Authority,
5.000%, 12/01/2026 (Pre-refunded to 12/01/2021)	415,000	441,826
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 07/31/2020)	2,665,000	2,685,014
Coatesville School District,
5.000%, 08/01/2023 (Insured by AGM)	150,000	168,981
Commonwealth Financing Authority:
5.000%, 06/01/2022	265,000	285,717
5.000%, 06/01/2023	225,000	252,925
Commonwealth of Pennsylvania,
3.750%, 10/01/2021 (Callable 07/31/2020)	175,000	175,432
County of Allegheny PA,
1.010%, 11/01/2026 (3 Month LIBOR USD + 0.550%) (Callable 07/31/2020)(Insured by AGM) (2)	745,000	735,546
County of Lackawanna PA,
3.000%, 03/15/2021 (Insured by BAM)	215,000	218,719
County of McKean PA:
4.000%, 11/01/2022 (Insured by BAM)	120,000	129,060
4.000%, 11/01/2023 (Insured by BAM)	395,000	436,712
Crawford Central School District:
4.000%, 02/15/2022 (Insured by BAM)	275,000	290,504
4.000%, 02/15/2024 (Insured by BAM)	1,505,000	1,674,403
4.000%, 02/15/2025 (Insured by BAM)	2,455,000	2,790,525
Cumberland County Municipal Authority,
5.000%, 01/01/2029 (Callable 01/01/2025)	1,125,000	1,186,582
East Allegheny School District,
0.000%, 11/15/2021 (Insured by AGM)	480,000	475,853
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Callable 07/01/2024)	730,000	739,753
Eastern York School District,
2.250%, 09/01/2025 (Callable 07/28/2020)(Insured by BAM)	685,000	685,644
Easton Area School District,
4.000%, 04/01/2030 (Callable 10/01/2024)(Insured by ST AID)	1,150,000	1,279,685
Elizabeth Forward School District,
0.000%, 09/01/2022 (ETM)(Insured by NATL)	250,000	247,100
Erie City Water Authority,
4.000%, 12/01/2025 (Pre-refunded to 12/01/2022)(Insured by AGM)	385,000	417,775
Greater Hazleton Joint Sewer Authority:
4.000%, 05/15/2022 (Insured by BAM)	255,000	271,932
4.000%, 05/15/2023 (Insured by BAM)	460,000	504,031
4.000%, 05/15/2024 (Insured by BAM)	325,000	366,047
4.000%, 05/15/2025 (Insured by BAM)	255,000	293,355
Hamburg Area School District,
4.000%, 04/01/2024 (Insured by ST AID)	845,000	945,403
Hazleton Area School District,
4.000%, 03/01/2025 (Insured by BAM)	430,000	487,353
Indiana Area School District,
2.250%, 09/01/2022 (Callable 07/31/2020)(Insured by BAM)	950,000	950,741
Indiana County Industrial Development Authority,
1.450%, 09/01/2020 (Callable 07/31/2020)	2,505,000	2,501,769
Lackawanna County Industrial Development Authority,
5.000%, 11/01/2021	450,000	469,386
Lancaster Higher Education Authority,
5.000%, 10/01/2022 (Insured by BAM)	35,000	38,504
Lancaster Industrial Development Authority,
5.000%, 05/01/2022 (ETM)	45,000	48,273
Lehigh County Industrial Development Authority,
1.800%, 09/01/2029 (Mandatory Tender Date 09/01/2022) (1)	5,030,000	5,084,877
Lycoming County Authority:
2.000%, 11/01/2035 (Mandatory Tender Date 11/01/2022) (1)	1,000,000	1,000,000
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,324,336
Meyersdale Area School District,
3.000%, 05/01/2021 (Insured by BAM)	545,000	555,404
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	1,660,000	1,680,318
Montgomery County Industrial Development Authority:
4.000%, 12/01/2021	100,000	101,720
4.000%, 12/01/2022	90,000	92,423
4.000%, 12/01/2023	125,000	129,434
4.000%, 12/01/2024	100,000	104,349
4.000%, 12/01/2025	140,000	146,641
2.600%, 03/01/2034 (Mandatory Tender Date 09/01/2020) (1)	260,000	260,798
North East School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	445,000	446,059
North Penn Water Authority:
0.270%, 11/01/2020 (SIFMA Municipal Swap Index + 0.160%) (2)	640,000	639,200
0.670%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%) (Callable 11/01/2023) (2)	845,000	835,046
North Pocono School District,
4.000%, 03/15/2024 (Insured by BAM)	230,000	257,310
Northampton County General Purpose Authority:
5.000%, 10/01/2021	100,000	102,661
1.160%, 08/15/2048 (1 Month LIBOR USD + 1.040%) (Callable 02/15/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	74,585
Octorara Area School District,
4.000%, 04/01/2025 (Insured by AGM)	355,000	407,828
Palmyra Area School District,
5.000%, 06/01/2030 (Callable 06/01/2025)(Insured by ST AID)	400,000	477,700
Pennsylvania Economic Development Financing Authority,
2.800%, 12/01/2033 (Mandatory Tender Date 12/01/2021) (1)	320,000	327,882
Pennsylvania Higher Educational Facilities Authority:
5.000%, 10/01/2020 (ETM)	185,000	187,100
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	185,000	194,688
5.000%, 05/01/2025	575,000	658,116
5.000%, 05/01/2026	80,000	93,538
2.850%, 05/01/2034 (Mandatory Tender Date 05/01/2021) (1)	495,000	501,767
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	2,500,000	2,544,650
3.700%, 10/01/2042 (Callable 10/01/2021)	155,000	157,193
4.000%, 10/01/2046 (Callable 04/01/2026)	150,000	160,742
4.000%, 10/01/2049 (Callable 10/01/2028)	5,905,000	6,409,346
Pennsylvania Turnpike Commission:
1.090%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%) (Callable 06/01/2021) (2)	915,000	912,420
5.000%, 12/01/2022	50,000	54,507
0.000%, 12/01/2023	50,000	47,709
5.450%, 12/01/2035 (Pre-refunded to 12/01/2020)(Insured by AGM) (7)	40,000	40,860
Perkasie Regional Authority,
4.000%, 02/01/2023 (Insured by BAM)	460,000	499,532
Pittsburgh Water & Sewer Authority,
0.760%, 09/01/2040 (1 Month LIBOR USD + 0.640%) (Callable 07/16/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM) (2)	750,000	746,843
Quakertown Community School District,
2.150%, 08/01/2025 (Callable 02/01/2021)(Insured by ST AID)	1,090,000	1,097,848
Reading School District:
4.000%, 04/01/2023 (Insured by BAM)	160,000	174,554
4.000%, 04/01/2023 (Insured by BAM)	565,000	616,392
5.000%, 04/01/2023 (Insured by BAM)	750,000	838,605
4.000%, 04/01/2024 (Insured by BAM)	615,000	688,074
5.000%, 04/01/2024 (Insured by BAM)	2,250,000	2,600,280
Sayre Area School District:
3.000%, 05/15/2022 (Insured by BAM)	25,000	26,066
3.000%, 05/15/2024 (Insured by BAM)	25,000	27,125
Sayre Health Care Facilities Authority,
1.015%, 12/01/2024 (3 Month LIBOR USD + 0.780%) (Callable 07/31/2020) (2)	140,000	138,596
School District of Philadelphia:
5.000%, 06/01/2024	320,000	368,714
5.000%, 09/01/2025 (Insured by ST AID)	500,000	596,675
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,221,620
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	115,254
School District of the City of Erie:
5.000%, 04/01/2023	265,000	295,923
5.000%, 04/01/2024	230,000	265,806
5.000%, 04/01/2024 (Insured by AGM)	250,000	288,920
Schuylkill Haven Area School District,
2.625%, 09/01/2026 (Callable 09/01/2020)(Insured by MAC)	1,115,000	1,119,226
Scranton School District,
0.966%, 04/01/2031 (1 Month LIBOR USD + 0.850%) (Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST AID) (2)	260,000	259,459
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	30,000	33,098
5.000%, 11/01/2025	40,000	46,070
Sharpsville Area School District,
2.000%, 09/15/2020 (Callable 07/31/2020)(Insured by ST AID)	1,020,000	1,021,244
Steel Valley School District:
3.000%, 11/01/2021 (Insured by BAM)	100,000	101,865
4.000%, 11/01/2022 (Insured by BAM)	190,000	203,933
4.000%, 11/01/2024 (Insured by BAM)	260,000	292,513
4.000%, 11/01/2024 (Insured by BAM)	50,000	56,252
4.000%, 11/01/2025 (Insured by BAM)	270,000	308,845
4.000%, 11/01/2025 (Insured by BAM)	50,000	57,194
4.000%, 11/01/2026 (Insured by BAM)	280,000	324,027
Susquenita School District,
2.000%, 09/01/2021 (Callable 09/01/2020)(Insured by MAC)	300,000	300,687
Township of Hampton PA,
5.900%, 02/01/2023	125,000	140,884
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	234,734
University of Pittsburgh-of the Commonwealth System of Higher Education:
0.350%, 09/15/2021 (SIFMA Municipal Swap Index + 0.240%) (Callable 03/15/2021) (2)	100,000	99,861
0.470%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%) (Callable 08/15/2023) (2)	2,500,000	2,493,775
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	200,556
Westmoreland County Municipal Authority,
0.000%, 08/15/2023 (ETM)	220,000	214,922
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	15,000	16,938
York City School District,
4.000%, 05/01/2025 (Insured by BAM)	3,070,000	3,542,903
Total Pennsylvania (Cost $79,810,726)		80,937,741	6.9%

Puerto Rico
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022 (ETM)(Insured by NATL)	25,000	27,066
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	305,000	329,742
6.000%, 08/01/2026 (ETM)(Insured by AGC)	375,000	488,947
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	1,376,000	1,239,803
Total Puerto Rico (Cost $1,970,758)		2,085,558	0.2%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	140,000	145,885
Rhode Island Housing & Mortgage Finance Corp.:
3.500%, 10/01/2046 (Callable 04/01/2025)	35,000	36,186
3.750%, 10/01/2049 (Callable 04/01/2029)	2,250,000	2,476,800
Total Rhode Island (Cost $2,616,819)		2,658,871	0.2%

South Carolina
Barnwell Facilities Corp.:
5.000%, 09/01/2023 (Insured by BAM)	285,000	323,589
5.000%, 09/01/2024 (Insured by BAM)	280,000	328,023
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	101,117
City of Walhalla SC,
5.000%, 06/01/2023 (Insured by BAM)	320,000	360,112
Greenville Health System,
5.000%, 05/01/2026 (Callable 05/01/2022)	1,045,000	1,108,275
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,322,651
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	185,000	219,736
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029 (Callable 12/01/2020)(Insured by AGM)	100,000	101,217
South Carolina Jobs-Economic Development Authority:
5.250%, 08/01/2030 (Pre-refunded to 08/01/2023)	110,000	126,244
6.000%, 08/01/2031 (Pre-refunded to 08/01/2021)(Insured by AGM)	125,000	132,427
6.500%, 08/01/2039 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,570,000	1,670,841
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	175,000	188,937
4.000%, 07/01/2047 (Callable 01/01/2027)	650,000	701,181
4.500%, 07/01/2048 (Callable 07/01/2027)	500,000	553,175
4.000%, 01/01/2050 (Callable 07/01/2028)	2,330,000	2,603,076
4.000%, 07/01/2050 (Callable 07/01/2029)	2,000,000	2,247,540
South Carolina Transportation Infrastructure Bank,
0.565%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	6,980,000	6,890,586
Spartanburg Regional Health Services District,
5.000%, 04/15/2023 (Insured by AGM) (6)	350,000	389,270
Total South Carolina (Cost $18,989,155)		19,367,997	1.7%

South Dakota
Aberdeen School District No. 6-1,
2.200%, 01/01/2023 (Callable 07/31/2020)	255,000	255,344
City of Rapid City SD,
5.000%, 12/01/2025	310,000	362,248
Total South Dakota (Cost $615,291)		617,592	0.1%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024	250,000	285,135
5.000%, 04/01/2027 (Callable 04/01/2025)	665,000	770,928
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2021	185,000	194,472
County of Hardin TN:
5.000%, 06/01/2021 (Insured by AGM)	1,420,000	1,479,654
5.000%, 06/01/2022 (Insured by AGM)	1,465,000	1,596,601
Franklin County Health & Educational Facilities Board,
2.400%, 12/01/2021 (Mandatory Tender Date 12/01/2020) (1)	200,000	201,318
Hollow Rock-Bruceton Special School District,
3.000%, 04/01/2023	346,000	368,556
Knox County Health Educational & Housing Facility Board:
1.500%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	650,000	655,421
5.000%, 11/15/2022	400,000	437,188
Memphis Health Educational & Housing Facility Board,
6.750%, 12/01/2046 (Pre-refunded to 06/01/2021)	870,000	917,467
Nashville & Davidson County Metropolitan Government:
1.300%, 12/01/2020	5,000,000	5,011,550
2.100%, 04/01/2021 (Mandatory Tender Date 10/01/2020) (1)	250,000	250,905
0.000%, 06/01/2021 (ETM)	30,000	29,869
1.875%, 07/01/2021 (Mandatory Tender Date 07/01/2020) (1)	100,000	100,000
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	150,000	150,892
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	2,755,000	3,311,455
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	330,000	373,642
Tennessee Housing Development Agency:
4.000%, 07/01/2025 (Callable 01/01/2021)	160,000	162,955
3.050%, 07/01/2029 (Callable 07/01/2024)	140,000	148,705
3.600%, 01/01/2031 (Callable 01/01/2023)	1,525,000	1,593,061
3.850%, 07/01/2032 (Callable 01/01/2025)	1,735,000	1,883,724
4.000%, 07/01/2039 (Callable 01/01/2024)	975,000	1,026,977
4.200%, 07/01/2042 (Callable 01/01/2022)	370,000	379,276
4.000%, 01/01/2043 (Callable 07/01/2027)	790,000	859,497
3.800%, 07/01/2043 (Callable 01/01/2022)	200,000	205,018
4.000%, 01/01/2046 (Callable 01/01/2025)	35,000	37,425
3.750%, 01/01/2050 (Callable 01/01/2029)	1,085,000	1,201,117
Wilson County Water & Wastewater Authority,
0.000%, 03/01/2022	300,000	294,582
Total Tennessee (Cost $23,303,902)		23,927,390	2.1%

Texas
Alvin Independent School District,
1.250%, 02/15/2033 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	300,000	303,858
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2021 (PSF Guaranteed)	1,290,000	1,355,016
5.000%, 08/15/2021 (PSF Guaranteed)	375,000	393,900
5.000%, 08/15/2022 (PSF Guaranteed)	350,000	382,088
5.000%, 08/15/2023 (PSF Guaranteed)	325,000	367,894
5.000%, 08/15/2024 (PSF Guaranteed)	535,000	625,180
5.000%, 08/15/2025 (PSF Guaranteed)	50,000	60,209
4.000%, 08/15/2026 (PSF Guaranteed)	200,000	232,572
Bandera Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	460,000	535,307
Bay Colony West Municipal Utility District,
2.000%, 10/01/2020 (Insured by NATL)	175,000	175,507
Beaumont Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	120,000	144,340
Bexar County Health Facilities Development Corp.,
6.200%, 07/01/2045 (Pre-refunded to 07/01/2020)	225,000	225,000
Boerne Public Facilities Corp.,
2.750%, 11/01/2022 (Mandatory Tender Date 11/01/2021) (1)	265,000	273,310
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 09/01/2023)(Insured by MAC)	175,000	192,094
Brazoria-Fort Bend County Municipal Utility District No. 1,
2.000%, 09/01/2020 (Insured by BAM)	955,000	956,757
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	125,000	128,939
Capital Area Housing Finance Corp.,
2.100%, 09/01/2037 (Callable 08/01/2021)(Mandatory Tender Date 09/01/2022) (1)	1,215,000	1,233,018
Central Texas Regional Mobility Authority:
5.000%, 01/01/2022	460,000	479,145
5.000%, 01/01/2045 (Callable 07/31/2020)(Mandatory Tender Date 01/07/2021) (1)	310,000	310,242
Central Texas Turnpike System:
5.000%, 08/15/2023	180,000	197,946
0.000%, 08/15/2024 (ETM)(Insured by AMBAC)	700,000	684,061
5.000%, 08/15/2027 (Callable 08/15/2024)	205,000	228,719
Cibolo Canyons Special Improvement District:
5.000%, 08/15/2021 (Insured by AGM)	65,000	67,961
5.000%, 08/15/2022 (Insured by AGM)	365,000	396,842
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	79,782
Cinco Municipal Utility District,
4.000%, 12/01/2023 (Insured by BAM)	690,000	763,506
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)	135,000	135,590
City of Dallas TX,
5.000%, 02/15/2027 (Callable 02/15/2024)	510,000	585,750
City of Elgin TX:
4.000%, 07/15/2023 (Insured by AGM)	155,000	169,616
4.000%, 07/15/2023 (Insured by BAM)	50,000	54,731
City of Hearne TX:
3.000%, 08/01/2022 (Insured by BAM)	225,000	235,638
3.000%, 08/01/2023 (Insured by BAM)	230,000	245,361
3.000%, 08/01/2024 (Insured by BAM)	240,000	259,793
City of Houston TX:
0.000%, 12/01/2024 (ETM)(Insured by AGM)	90,000	87,613
5.500%, 12/01/2024 (ETM)(Insured by NATL)	925,000	1,080,890
0.000%, 12/01/2025 (ETM)(Insured by AGM)	375,000	361,665
0.488%, 05/15/2034 (1 Month LIBOR USD + 0.360%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	975,000	962,393
City of Madisonville TX,
4.000%, 08/15/2026 (Callable 08/15/2020)(Insured by AGM)	295,000	296,047
City of Mission TX,
3.500%, 02/15/2027 (Callable 02/15/2021)(Insured by AGM)	110,000	111,453
City of Round Rock TX:
4.000%, 12/01/2023	130,000	144,082
4.000%, 12/01/2024	250,000	283,960
City of Royse City TX,
4.000%, 08/15/2020 (Insured by AGM)	150,000	150,668
City of San Antonio TX:
2.000%, 02/01/2033 (Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (1)	100,000	101,347
3.000%, 12/01/2045 (Mandatory Tender Date 12/01/2020) (1)	960,000	969,869
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,055,000	1,109,280
City of Victoria TX,
4.000%, 08/15/2023 (Callable 08/15/2020)	410,000	411,681
Clear Creek Independent School District:
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	134,052
1.350%, 02/15/2032 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	2,450,000	2,481,997
1.450%, 02/15/2035 (Mandatory Tender Date 08/14/2020)(PSF Guaranteed) (1)	315,000	315,337
2.150%, 02/15/2038 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	250,000	254,525
Clyde Education Facilities Corp.,
4.000%, 08/15/2021 (PSF Guaranteed)	140,000	145,446
Collin County Water Control & Improvement District No. 3:
2.000%, 09/15/2022 (Insured by BAM)	315,000	323,993
2.000%, 09/15/2023 (Insured by BAM)	335,000	347,780
2.000%, 09/15/2024 (Insured by BAM)	350,000	365,589
Corpus Christi Busines & Job Development Corp.,
5.000%, 09/01/2021	1,000,000	1,043,180
Cotulla Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	112,034
County of Archer TX,
4.000%, 02/15/2024	350,000	389,529
County of Bexar TX,
5.000%, 06/15/2029 (Callable 06/15/2026)	840,000	1,043,381
County of Harris TX:
5.000%, 10/01/2028 (Pre-refunded to 10/01/2021)	135,000	142,787
5.000%, 08/15/2030 (Callable 08/15/2022)	1,430,000	1,567,795
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	280,080
County of Randall TX,
4.200%, 08/01/2029 (Callable 08/01/2020)	885,000	887,814
County of Winkler TX,
2.000%, 02/15/2025	250,000	249,698
Cypress-Fairbanks Independent School District:
1.250%, 02/15/2040 (Mandatory Tender Date 08/15/2022)(PSF Guaranteed) (1)	575,000	578,996
2.125%, 02/15/2040 (Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (1)	100,000	101,782
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	3,831,539
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	190,000	231,751
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	45,000	48,406
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	305,000	328,089
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	740,000	796,018
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	745,000	796,368
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,500,000	1,844,115
Deer Park Independent School District,
1.550%, 10/01/2042 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,000,000	3,007,530
Denton County Fresh Water Supply District No. 6,
4.000%, 02/15/2023 (Insured by BAM)	275,000	298,523
Denton Independent School District,
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,580,000	1,656,930
Everman Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	125,000	149,974
Fort Bend County Municipal Utility District No. 116,
4.000%, 09/01/2025 (Callable 09/01/2024)(Insured by BAM)	325,000	365,173
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	372,554
Fort Bend County Municipal Utility District No. 134E,
4.500%, 09/01/2022 (Insured by BAM) (6)	330,000	355,697
Fort Bend County Municipal Utility District No. 139:
4.000%, 09/01/2022 (Insured by BAM)	180,000	192,413
4.000%, 09/01/2023 (Insured by BAM)	190,000	208,344
4.000%, 09/01/2024 (Insured by BAM)	200,000	224,120
Fort Bend County Municipal Utility District No. 23:
3.000%, 09/01/2020 (Insured by BAM)	300,000	301,290
3.000%, 09/01/2021 (Callable 09/01/2020)(Insured by BAM)	340,000	341,339
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by BAM)	345,000	346,325
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	559,650
Fort Bend County Municipal Utility District No. 48,
2.000%, 10/01/2020 (Insured by BAM)	125,000	125,362
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	136,481
Fort Bend County Municipal Utility District No. 81,
3.000%, 09/01/2023 (Callable 09/01/2020)(Insured by AGM)	440,000	441,456
Fort Bend Independent School District:
1.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,140,000	1,151,902
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	150,000	152,938
Friendswood Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	145,000	174,042
Goose Creek Consolidated Independent School District,
3.000%, 10/01/2049 (Mandatory Tender Date 10/01/2020)(PSF Guaranteed) (1)	3,500,000	3,521,315
Grand Parkway Transportation Corp.,
5.000%, 02/01/2023	740,000	799,896
Harris County Cultural Education Facilities Finance Corp.,
5.000%, 07/01/2049 (Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (1)	400,000	480,716
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	1,010,000	1,231,887
5.750%, 07/01/2027 (ETM)	4,350,000	5,319,832
Harris County Municipal Utility District No. 109,
4.000%, 10/01/2027 (Callable 10/01/2021)(Insured by BAM)	460,000	477,103
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 08/01/2020)(Insured by AGM)	350,000	350,637
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	107,371
Harris County Municipal Utility District No. 276,
3.000%, 09/01/2024 (Insured by BAM)	445,000	483,421
Harris County Municipal Utility District No. 284:
4.000%, 09/01/2023 (Insured by MAC)	370,000	405,724
4.000%, 09/01/2024 (Insured by MAC)	135,000	151,398
Harris County Municipal Utility District No. 285,
3.000%, 09/01/2022 (Callable 09/01/2020)(Insured by AGM)	185,000	185,827
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	243,659
Harris County Municipal Utility District No. 433,
4.000%, 09/01/2020 (Insured by BAM)	100,000	100,552
Harris County Municipal Utility District No. 5,
4.000%, 09/01/2024 (Callable 07/31/2020)(Insured by AGM)	200,000	200,490
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021 (Insured by AGM)	85,000	90,182
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	107,652
Hitchcock Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	100,000	111,728
Ingleside Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	120,000	142,211
Katy Independent School District,
0.404%, 08/15/2036 (1 Month LIBOR USD + 0.280%) (Callable 08/15/2020)(Mandatory Tender Date 08/16/2021)(PSF Guaranteed) (2)	700,000	697,018
La Vernia Independent School District,
4.000%, 08/15/2025 (PSF Guaranteed)	260,000	303,948
Lake Travis Independent School District:
2.280%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	169,999	176,182
2.280%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	726,700
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	95,000	98,455
Lamar Consolidated Independent School District,
1.950%, 08/15/2047 (Mandatory Tender Date 08/17/2020)(PSF Guaranteed) (1)	975,000	977,057
Leander Independent School District:
0.000%, 08/15/2023 (Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	34,594
0.000%, 08/15/2033 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	31,828
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	119,974
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	15,000	8,304
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	53,088
0.000%, 08/15/2039 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	22,327
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,945,000	876,125
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	130,000	56,858
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,325,000	567,922
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,170,000	3,501,825
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	173,543
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	50,000	20,389
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	220,000	89,709
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	40,000	15,514
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,010,000	319,746
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	890,000	264,757
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	25,000	6,983
Lewisville Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	440,000	522,232
Lone Oak Independent School District,
4.500%, 08/15/2020 (PSF Guaranteed)	150,000	150,750
Longview Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	125,000	145,464
Lower Colorado River Authority:
5.000%, 05/15/2024 (Callable 05/15/2022)	125,000	135,254
4.750%, 01/01/2028 (ETM)(Insured by AGM)	375,000	434,265
5.000%, 05/15/2028 (Callable 05/15/2022)	495,000	534,159
Manor Independent School District,
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	125,245
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	3,790,000	3,870,348
Midlothian Independent School District,
2.000%, 08/01/2051 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,000,000	1,048,690
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	595,000	584,278
Montgomery County Municipal Utility District No. 112:
3.000%, 10/01/2022 (Insured by BAM)	200,000	210,452
3.000%, 10/01/2024 (Insured by BAM)	215,000	234,417
Montgomery County Municipal Utility District No. 119,
4.000%, 04/01/2021 (Insured by BAM)	250,000	256,250
Montgomery County Municipal Utility District No. 95,
3.000%, 09/01/2023 (Insured by AGM)	115,000	120,902
Montgomery Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	175,000	203,443
New Caney Independent School District:
5.000%, 02/15/2025 (PSF Guaranteed)	100,000	120,131
3.000%, 02/15/2050 (Mandatory Tender Date 08/15/2021)(PSF Guaranteed) (1)	230,000	236,332
New Hope Cultural Education Facilities Finance Corp.:
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	95,000	95,023
4.000%, 06/15/2024	50,000	54,731
Newark Higher Education Finance Corp.:
5.000%, 08/15/2023 (PSF Guaranteed)	260,000	294,918
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	822,277
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	485,000	567,629
North East Independent School District:
1.420%, 08/01/2040 (Callable 08/01/2020) (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	2,262,000	2,263,606
2.200%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,225,000	1,291,934
North Texas Education Finance Corp.,
5.250%, 12/01/2047 (Pre-refunded to 06/01/2022)	1,600,000	1,738,800
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	26,688
5.250%, 09/01/2026 (Pre-refunded to 09/01/2021)	3,055,000	3,228,340
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	447,102
Northgate Crossing Road Utility District,
0.000%, 12/01/2022 (Callable 12/01/2020)(Insured by AGM)	100,000	92,645
Northside Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	110,000	121,018
1.750%, 06/01/2032 (Callable 07/21/2020) (Mandatory Tender Date 06/01/2022)(PSF Guaranteed) (1)	1,145,000	1,145,424
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	1,270,000	1,286,992
1.600%, 08/01/2049 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	3,075,000	3,167,896
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021 (Insured by BAM)	25,000	26,419
Northwest Harris County Municipal Utility District No. 19:
2.000%, 10/01/2021 (Insured by AGM)	95,000	96,578
2.000%, 10/01/2022 (Insured by AGM)	105,000	107,912
2.000%, 10/01/2023 (Insured by AGM)	105,000	108,980
3.000%, 10/01/2024 (Insured by AGM)	110,000	118,976
Odessa Junior College District,
4.000%, 07/01/2029 (Callable 07/01/2022)(Insured by AGM)	190,000	200,919
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	217,959
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	156,572
Paloma Lake Municipal Utility District No. 1,
2.000%, 09/01/2022 (Insured by NATL)	150,000	154,246
Paseo del Este Municipal Utility District No. 10:
4.000%, 08/15/2022 (Insured by MAC)	160,000	170,640
4.000%, 08/15/2023 (Insured by MAC)	130,000	142,182
4.000%, 08/15/2024 (Insured by MAC)	180,000	200,819
Pearland Independent School District,
5.000%, 02/15/2027 (Callable 02/15/2021)(PSF Guaranteed)	150,000	154,274
Plains Independent School District,
4.000%, 08/15/2023 (Callable 08/15/2020)(PSF Guaranteed)	590,000	592,673
Poteet Independent School District,
3.000%, 08/15/2021 (PSF Guaranteed)	235,000	241,977
Prosper Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	110,000	127,965
Red River Education Finance Corp.:
5.000%, 06/01/2021	300,000	307,443
3.000%, 06/01/2022	655,000	662,545
5.000%, 06/01/2022	880,000	922,874
Remington Municipal Utility District No. 1:
3.000%, 09/01/2021 (Insured by AGM)	415,000	425,358
3.000%, 09/01/2022 (Insured by AGM)	100,000	104,754
Rockwall Independent School District:
0.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	982,160
0.000%, 02/15/2024 (PSF Guaranteed)	1,270,000	1,238,009
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2020) (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	1,345,000	1,346,049
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	26,043
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,500,000	1,518,510
San Antonio Water System:
2.000%, 05/01/2043 (Mandatory Tender Date 11/01/2021) (1)	645,000	657,203
2.625%, 05/01/2049 (Mandatory Tender Date 05/01/2024) (1)	200,000	212,390
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	116,058
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	105,000	105,581
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	113,528
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,159,010
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023 (Insured by BAM)	370,000	405,479
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2025 (Insured by AGM) (6)	250,000	294,843
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	110,187
Spring Creek Utility District of Montgomery County:
2.500%, 10/01/2023 (Insured by AGM)	150,000	158,630
3.000%, 10/01/2023 (Insured by AGM)	145,000	155,908
State of Texas,
1.850%, 08/01/2029 (Callable 08/01/2020)(Optional Put Date 08/01/2022) (1)	700,000	700,581
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2024	175,000	196,156
5.000%, 10/01/2025 (Callable 10/01/2023)	2,110,000	2,378,645
Taylor Independent School District,
3.000%, 02/15/2023 (PSF Guaranteed)	815,000	867,991
Texas City Industrial Development Corp.,
7.375%, 10/01/2020	200,000	202,830
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026 (Callable 01/01/2021)(Insured by GNMA)	420,000	425,519
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	665,000	741,262
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2021	120,000	126,592
1.660%, 12/15/2026 (3 Month LIBOR USD + 1.450%) (Callable 07/01/2020) (2)	7,800,000	7,441,200
6.250%, 12/15/2026	3,075,000	3,573,888
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	147,231
5.000%, 12/15/2022	150,000	162,778
5.000%, 12/15/2023 (Callable 12/15/2022)	345,000	373,259
5.000%, 12/15/2029 (Callable 12/15/2022)	1,425,000	1,521,145
Texas Public Finance Authority,
5.000%, 12/01/2027 (Callable 06/01/2025)	900,000	1,040,364
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	955,000	1,060,337
Texas State Public Finance Authority Charter School Finance Corp.,
7.250%, 08/15/2041 (Pre-refunded to 08/15/2021) (7)	450,000	483,494
Texas Transportation Commission State Highway Fund:
5.000%, 10/01/2022	2,015,000	2,225,346
4.000%, 04/01/2026 (Mandatory Tender Date 10/01/2021) (1)	910,000	942,469
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2021	185,000	186,589
4.000%, 08/15/2022	450,000	456,476
4.000%, 08/15/2023	470,000	478,963
4.000%, 08/15/2024	185,000	189,299
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	191,802
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	305,872
Travis County Health Facilities Development Corp.:
7.000%, 01/01/2032 (Pre-refunded to 01/01/2021)	165,000	170,439
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	485,000	501,286
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	55,000	57,783
Upper Trinity Regional Water District,
5.000%, 08/01/2024 (Callable 08/01/2022)(Insured by AGM)	195,000	212,727
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	58,741
4.000%, 12/01/2024 (Insured by BAM)	425,000	480,760
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	497,930
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	374,527
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	460,000	518,650
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	533,810
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	495,000	552,885
4.000%, 12/01/2028 (Callable 12/01/2024)(Insured by BAM)	455,000	508,208
4.000%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	685,000	760,747
West Harris County Municipal Utility District No. 17:
0.000%, 09/01/2021 (Insured by AGM)	60,000	59,478
3.000%, 09/01/2023 (Insured by AGM)	360,000	383,436
Willow Creek Farms Municipal Utility District:
2.400%, 09/01/2023 (Insured by AGM)	45,000	47,234
3.500%, 09/01/2023 (Insured by AGM)	125,000	135,491
Wink-Loving Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2023)(PSF Guaranteed)	1,995,000	2,235,078
5.000%, 02/15/2027 (Callable 02/15/2023)(PSF Guaranteed)	500,000	560,030
Total Texas (Cost $143,363,208)		145,897,807	12.5%

Utah
County of Utah UT,
5.000%, 05/15/2057 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024) (1)	250,000	287,730
Utah Charter School Finance Authority:
5.000%, 04/15/2021 (Insured by UT CSCE)	110,000	113,665
4.000%, 04/15/2022 (Insured by UT CSCE)	250,000	264,295
5.000%, 04/15/2022 (Insured by UT CSCE)	110,000	118,237
5.000%, 04/15/2023 (Insured by UT CSCE)	160,000	178,547
5.000%, 04/15/2024 (Insured by UT CSCE)	170,000	196,161
5.000%, 10/15/2024 (Insured by UT CSCE)	355,000	415,975
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	160,152
5.000%, 04/15/2026 (Insured by UT CSCE)	125,000	151,685
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	485,000	481,329
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	65,000	69,764
Utah Infrastructure Agency:
4.000%, 10/15/2023	180,000	198,223
4.000%, 10/15/2024	190,000	213,896
4.000%, 10/15/2025	100,000	114,521
Total Utah (Cost $2,894,131)		2,964,180	0.2%

Vermont
City of Burlington VT,
5.000%, 07/01/2023 (Pre-refunded to 07/01/2021)	25,000	26,128
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	65,000	69,905
4.000%, 11/01/2048 (Callable 05/01/2027)	1,305,000	1,414,528
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	2,515,000	2,825,024
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,525,000	1,686,574
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	410,355
Total Vermont (Cost $6,303,085)		6,432,514	0.5%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020 (3)	100,000	100,176
Total Virgin Islands (Cost $100,490)		100,176	0.0%

Virginia
Chesapeake Bay Bridge & Tunnel District,
5.000%, 11/01/2023	1,000,000	1,078,660
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	1,470,000	1,530,270
Fairfax County Redevelopment & Housing Authority,
2.210%, 02/01/2021 (Mandatory Tender Date 08/01/2020) (1)	1,650,000	1,652,095
Henry County Industrial Development Authority,
2.000%, 11/01/2023 (Callable 11/01/2021)	3,250,000	3,312,758
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041 (Pre-refunded to 02/01/2021)(Insured by ST AID)	30,000	30,875
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041 (Pre-refunded to 07/01/2021)	105,000	109,638
Virginia Resources Authority,
4.250%, 11/01/2040 (Pre-refunded to 11/01/2020)	45,000	45,579
Wise County Industrial Development Authority:
2.150%, 10/01/2040 (Mandatory Tender Date 09/01/2020) (1)	170,000	170,055
1.200%, 11/01/2040 (Mandatory Tender Date 05/31/2024) (1)	1,875,000	1,879,631
Total Virginia (Cost $9,785,528)		9,809,561	0.8%

Washington
Central Puget Sound Regional Transit Authority,
0.560%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%) (Callable 11/01/2022)(Mandatory Tender Date 11/01/2023) (2)	100,000	99,773
Central Washington University:
4.000%, 05/01/2024 (Callable 05/01/2023)	260,000	279,869
4.000%, 05/01/2026 (Callable 05/01/2023)	410,000	437,614
5.000%, 05/01/2026 (Insured by BAM)	410,000	501,147
City of Port Angeles WA,
4.000%, 11/01/2024 (Callable 07/31/2020)(Insured by AGC)	105,000	105,299
City of Richland WA,
4.000%, 11/01/2026 (Insured by BAM)	210,000	250,314
City of Yakima WA,
3.000%, 06/01/2021	560,000	573,317
King County Housing Authority:
2.200%, 05/01/2021	1,000,000	1,013,730
3.500%, 05/01/2021	300,000	307,347
4.000%, 01/01/2022	100,000	104,958
3.500%, 05/01/2022	350,000	368,116
5.000%, 11/01/2026	810,000	998,422
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2021	605,000	615,237
5.000%, 01/01/2022	635,000	667,042
5.000%, 01/01/2023	665,000	720,075
5.000%, 01/01/2024	1,000,000	1,106,000
5.000%, 01/01/2024	700,000	778,981
5.000%, 01/01/2025	735,000	837,702
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 12/01/2022)(Insured by SCH BD GTY)	675,000	723,755
Spokane Public Facilities District,
5.000%, 12/01/2028 (Callable 06/01/2023)	450,000	479,389
State of Washington:
5.000%, 07/01/2024 (Callable 07/01/2022)(Insured by ST AID)	620,000	675,081
5.000%, 07/01/2024 (Callable 07/01/2022)	250,000	273,100
Vancouver Housing Authority,
1.530%, 12/01/2022 (Callable 12/01/2021)	1,780,000	1,797,978
Washington Health Care Facilities Authority:
1.110%, 01/01/2035 (SIFMA Municipal Swap Index + 1.000%) (Callable 07/31/2020)(Mandatory Tender Date 01/01/2021) (2)	1,050,000	1,045,348
1.222%, 01/01/2042 (1 Month LIBOR USD + 1.100%) (Callable 01/01/2022)(Mandatory Tender Date 07/01/2022) (2)	500,000	499,690
5.000%, 10/01/2042 (Mandatory Tender Date 10/01/2021) (1)	120,000	126,226
Total Washington (Cost $15,241,833)		15,385,510	1.3%

West Virginia
City of Fairmont WV,
5.250%, 07/01/2022 (Insured by AMBAC)	100,000	104,417
Roane County Building Commission,
2.550%, 11/01/2021 (Callable 11/01/2020)	2,000,000	2,010,160
West Virginia Economic Development Authority,
2.625%, 12/01/2042 (Mandatory Tender Date 06/01/2022) (1)	290,000	294,739
Total West Virginia (Cost $2,397,730)		2,409,316	0.2%

Wisconsin
Baldwin-Woodville Area School District,
2.000%, 04/01/2023 (Callable 07/31/2020)	110,000	110,130
City of Antigo WI,
2.000%, 06/01/2022	75,000	77,053
City of Greenfield WI,
2.000%, 02/01/2025 (Callable 07/31/2020)	450,000	450,423
City of Kaukauna WI,
2.625%, 09/01/2024 (Callable 09/01/2022)	270,000	280,352
City of Ladysmith WI,
4.000%, 06/01/2022 (Callable 07/31/2020)	150,000	150,438
City of Marinette WI,
4.000%, 05/01/2027 (Callable 05/01/2023)	150,000	161,580
City of Menomonie WI,
3.000%, 12/01/2024	415,000	450,242
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 05/01/2023)	125,000	135,174
City of Plymouth WI,
2.000%, 05/01/2023 (Callable 05/01/2021)	825,000	834,991
City of Waupun WI,
2.700%, 12/01/2024 (Callable 12/01/2021)	250,000	256,140
City of West Allis WI,
2.375%, 04/01/2023 (Callable 07/31/2020)	100,000	100,142
Coleman School District,
4.000%, 03/01/2025 (Callable 03/01/2024)	200,000	222,440
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	94,061
Greendale School District,
2.700%, 03/01/2026 (Callable 03/01/2022)	500,000	513,930
Hilbert School District,
4.000%, 04/01/2027 (Callable 04/01/2025)	250,000	285,437
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 03/01/2023)	700,000	676,354
3.000%, 03/01/2025 (Callable 03/01/2023)	175,000	166,960
Public Finance Authority:
4.000%, 10/01/2020	200,000	200,664
4.000%, 12/01/2020 (3)	350,000	351,270
5.000%, 06/15/2021	140,000	144,428
4.000%, 10/01/2021	200,000	203,260
5.000%, 10/01/2022 (3)	2,000,000	2,073,400
5.000%, 06/15/2023	395,000	432,118
5.000%, 10/01/2023 (3)	2,000,000	2,099,920
5.000%, 10/01/2024 (3)	1,605,000	1,704,045
8.375%, 06/01/2037 (Pre-refunded to 06/01/2022)	1,020,000	1,162,882
8.625%, 06/01/2047 (Pre-refunded to 06/01/2022)	1,255,000	1,438,782
Pulaski Community School District,
2.500%, 03/01/2023 (Callable 07/31/2020)	40,000	40,058
Southeast Wisconsin Professional Baseball Park District:
0.000%, 12/15/2021 (ETM)(Insured by NATL)	30,000	29,766
0.000%, 12/15/2024 (ETM)(Insured by NATL)	95,000	92,254
State of Wisconsin:
5.000%, 05/01/2026 (Callable 05/01/2023)	60,000	67,815
5.000%, 05/01/2029 (Pre-refunded to 05/01/2022)	145,000	157,487
Town of Delavan WI,
4.500%, 03/01/2024	130,000	147,891
Town of Grand Chute WI,
3.000%, 11/01/2020 (Callable 07/31/2020)	235,000	235,522
Town of St. Joseph WI:
3.000%, 12/01/2023 (Insured by MAC)	450,000	484,402
3.000%, 12/01/2024 (Insured by MAC)	370,000	404,773
Village of DeForest WI,
3.375%, 05/01/2023 (Callable 05/01/2021)	100,000	102,391
Village of Hales Corners WI,
3.000%, 11/01/2022	345,000	364,820
Village of Holmen WI,
4.000%, 10/01/2025	260,000	302,019
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 07/31/2020)	225,000	225,443
West Bend Joint School District No. 1,
2.000%, 04/01/2024 (Callable 04/01/2021)	535,000	540,912
Wisconsin Center District:
5.000%, 12/15/2020	100,000	102,125
5.000%, 12/15/2022	715,000	794,236
5.250%, 12/15/2023 (ETM)(Insured by AGM)	55,000	59,581
5.250%, 12/15/2023 (Insured by AGM)	20,000	22,689
0.000%, 12/15/2024 (Insured by NATL)	100,000	92,694
5.000%, 12/15/2025	120,000	147,626
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	62,773
5.250%, 12/15/2027 (Insured by AGM)	180,000	224,593
Wisconsin Health & Educational Facilities Authority:
5.000%, 08/15/2020 (ETM)	55,000	55,312
5.000%, 11/01/2020	100,000	100,385
5.000%, 11/01/2021	110,000	111,633
4.500%, 12/15/2021 (Callable 07/31/2020)	200,000	200,566
5.875%, 02/15/2022 (Insured by BHAC)	90,000	94,949
5.000%, 03/01/2022	230,000	241,390
5.000%, 07/01/2022	185,000	199,585
4.000%, 09/15/2022	200,000	201,714
5.000%, 03/01/2023	300,000	323,064
5.000%, 06/01/2023 (Callable 06/01/2022)	350,000	375,637
5.250%, 08/15/2023 (Pre-refunded to 08/15/2020)	420,000	422,453
4.000%, 09/15/2023 (Callable 09/15/2022)	150,000	151,095
5.000%, 12/01/2023	150,000	169,932
4.000%, 09/15/2024 (Callable 09/15/2023)	360,000	363,326
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	754,182
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,528,920
4.000%, 09/15/2025 (Callable 09/15/2023)	375,000	377,561
4.000%, 09/15/2025 (Callable 09/15/2022)	200,000	200,954
5.000%, 11/01/2025	245,000	255,329
5.000%, 02/15/2026	1,000,000	1,184,840
5.000%, 02/15/2026 (Insured by AGM)	500,000	601,675
2.250%, 11/01/2026 (Callable 11/01/2021)	1,250,000	1,168,038
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	185,000	207,450
5.250%, 04/15/2035 (Pre-refunded to 04/15/2023)	560,000	633,170
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	425,000	498,678
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	3,100,000	3,688,349
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	5,300,000	6,052,123
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	305,000	323,236
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	425,000	456,475
1.600%, 11/01/2048 (Callable 11/01/2021)(Mandatory Tender Date 11/01/2022) (1)	430,000	434,734
4.250%, 03/01/2049 (Callable 09/01/2028)	950,000	1,054,909
Total Wisconsin (Cost $41,493,719)		41,910,150	3.6%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	1,270,000	1,348,511
3.750%, 12/01/2049 (Callable 12/01/2028)	1,995,000	2,151,149
Total Wyoming (Cost $3,463,445)		3,499,660	0.3%
Total Municipal Bonds (Cost $1,100,024,657)		1,118,522,287	96.0%

Closed-End Investment Companies	Shares
Nuveen AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund	4,000,000	4,000,000
Total Closed-End Investment Companies (Cost $14,000,000)		14,000,000	1.2%
Total Long-Term Investments (Cost $1,114,024,657)		1,132,522,287	97.2%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.03% (4)	745	745
Total Short-Term Investment (Cost $745)		745	0.0%
Total Investments (Cost $1,114,025,402)		1,132,523,032	97.2%
Other Assets in Excess of Liabilities		32,736,344	2.8%
TOTAL NET ASSETS		$1,165,259,376	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $27,602,046, which represents 2.37% of total net assets.

(4)	Seven-day yield.
(5)
Auction rate security. An auction rate security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.

Baird Strategic Municipal Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alaska
Alaska Housing Finance Corp.,
3.750%, 12/01/2046 (Callable 12/01/2028)	$250,000	$266,422
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 07/31/2020)	100,000	100,193
Alaska Municipal Bond Bank Authority,
5.000%, 10/01/2026	175,000	213,502
University of Alaska,
5.000%, 10/01/2028 (Callable 10/01/2025)	110,000	119,855
Total Alaska (Cost $674,389)		699,972	1.6%

Arizona
Arizona Industrial Development Authority:
2.470%, 07/01/2025 (Insured by SD CRED PROG)	200,000	202,144
3.169%, 10/01/2025	150,000	149,371
4.750%, 10/01/2025 (3)	165,000	164,685
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	105,000	104,742
Cochise County Community College District,
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by BAM)	120,000	139,464
Industrial Development Authority of the County of Pima,
4.950%, 10/01/2020	200,000	202,234
Maricopa County Industrial Development Authority:
4.500%, 07/01/2025 (3)	125,000	122,870
5.000%, 01/01/2033 (Callable 01/01/2027)	250,000	297,233
Total Arizona (Cost $1,363,837)		1,382,743	3.3%

Arkansas
Henderson State University,
2.625%, 07/01/2022 (Callable 07/31/2020)	100,000	100,101
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	205,000	231,537
Total Arkansas (Cost $323,659)		331,638	0.8%

California
California Infrastructure & Economic Development Bank:
1.066%, 11/01/2045 (1 Month LIBOR USD + 0.950%) (Callable 07/21/2020)(Mandatory Tender Date 11/01/2020) (2)	100,000	100,004
0.496%, 08/01/2047 (1 Month LIBOR USD + 0.380%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	175,000	173,822
California Municipal Finance Authority:
3.000%, 01/01/2021	250,000	249,975
5.000%, 10/01/2023	140,000	152,931
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	200,000	202,352
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	500,000	512,850
Modesto Irrigation District,
0.814%, 09/01/2027 (3 Month LIBOR USD + 0.580%) (Callable 07/31/2020)(Insured by NATL) (2)	90,000	88,151
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	218,102
Riverside County Redevelopment Successor Agency:
0.000%, 10/01/2025 (Insured by BAM) (7)	200,000	224,262
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	80,000	87,115
State of California,
0.814%, 12/01/2028 (1 Month LIBOR USD + 0.700%) (Callable 07/21/2020)(Mandatory Tender Date 12/01/2020) (2)	100,000	100,004
Western Placer Unified School District,
2.000%, 06/01/2025 (Callable 06/01/2023)	200,000	204,076
Total California (Cost $2,291,777)		2,313,644	5.4%

Colorado
City & County of Denver CO,
5.500%, 11/15/2025 (Callable 11/15/2023)	140,000	159,943
Colorado Educational & Cultural Facilities Authority,
5.250%, 03/01/2025 (Insured by NATL)	200,000	230,898
Colorado Health Facilities Authority,
4.000%, 12/01/2026 (Callable 12/01/2022)	120,000	123,251
Colorado Housing & Finance Authority,
1.350%, 02/01/2022 (Callable 08/01/2021)	345,000	346,673
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	225,000	194,481
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	300,000	294,480
Vauxmont Metropolitan District,
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	135,000	156,149
Total Colorado (Cost $1,456,735)		1,505,875	3.5%

Connecticut
Connecticut State Health & Educational Facilities Authority,
4.500%, 07/01/2024 (Callable 07/01/2021)	300,000	306,447
Connecticut State Higher Education Supplement Loan Authority,
5.000%, 11/15/2026 (6)	350,000	407,533
State of Connecticut,
5.000%, 05/01/2025	300,000	358,686
Total Connecticut (Cost $1,057,195)		1,072,666	2.5%

District of Columbia
Howard University,
2.638%, 10/01/2021	150,000	151,692
Total District of Columbia (Cost $150,000)		151,692	0.4%

Florida
City of Jacksonville FL,
4.000%, 10/01/2033 (Callable 10/01/2026)	100,000	111,901
County of Jackson FL,
0.180%, 07/01/2022 (Optional Put Date 07/01/2020) (1)	600,000	600,000
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2021	225,000	231,212
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	200,000	224,764
3.500%, 07/01/2046 (Callable 07/01/2024)(Insured by GNMA)	35,000	36,256
Miami Health Facilities Authority,
5.000%, 07/01/2021	50,000	49,618
Miami-Dade County Expressway Authority,
5.000%, 07/01/2022	150,000	161,206
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	300,000	325,356
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	300,000	322,398
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	300,000	311,340
Sarasota County Health Facilities Authority,
3.000%, 05/15/2023	70,000	68,769
Total Florida (Cost $2,439,686)		2,442,820	5.8%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	200,000	216,788
Burke County Development Authority,
0.320%, 11/01/2052 (Optional Put Date 07/01/2020) (1)	300,000	300,000
Clayton County Development Authority,
4.000%, 07/01/2034 (Callable 07/01/2027)	100,000	110,632
Development Authority of Bulloch County,
5.000%, 07/01/2029	385,000	483,514
Main Street Natural Gas, Inc.:
5.250%, 09/15/2020	55,000	55,428
5.000%, 05/15/2024	65,000	73,293
Private Colleges & Universities Authority,
0.530%, 10/01/2039 (SIFMA Municipal Swap Index + 0.420%) (Callable 02/16/2022)(Mandatory Tender Date 08/16/2022) (2)	300,000	297,579
Total Georgia (Cost $1,519,049)		1,537,234	3.6%

Illinois
Chicago O'Hare International Airport,
5.000%, 01/01/2034 (Callable 01/01/2025)	125,000	141,367
Chicago Park District:
5.000%, 01/01/2022	140,000	147,143
5.000%, 01/01/2024	225,000	249,577
5.000%, 01/01/2030 (Callable 01/01/2024)	50,000	54,136
City of Chicago IL:
4.000%, 11/01/2021	80,000	82,613
0.000%, 01/01/2023	325,000	295,022
5.000%, 11/01/2023	125,000	138,850
5.000%, 11/01/2027 (Callable 11/01/2026)(Insured by BAM)	100,000	119,090
0.000%, 01/01/2031 (Insured by NATL)	300,000	191,049
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	325,000	333,798
Cook County Township High School District No. 201,
0.000%, 12/01/2020 (Insured by AMBAC)	100,000	99,584
Illinois Finance Authority:
5.000%, 11/01/2024	50,000	55,142
4.000%, 11/01/2030	100,000	114,249
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	150,000	155,959
Metropolitan Pier & Exposition Authority:
0.000%, 12/15/2022 (Insured by NATL)	125,000	117,009
5.000%, 12/15/2026 (Callable 06/15/2022)(Insured by ST AID)	85,000	87,409
0.000%, 06/15/2029 (Insured by NATL)	200,000	148,144
State of Illinois:
6.000%, 06/15/2024 (Insured by NATL)	100,000	112,483
5.000%, 01/01/2026	50,000	54,173
5.500%, 05/01/2030	150,000	171,012
Upper Illinois River Valley Development Authority,
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	200,000	196,800
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	135,000	151,091
Will County Community High School District No. 210:
0.000%, 01/01/2028 (Insured by BAM)	310,000	263,221
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	150,000	164,777
Total Illinois (Cost $3,551,886)		3,643,698	8.6%

Indiana
City of Muncie IN,
4.000%, 01/15/2022 (Insured by AGM)	160,000	166,822
City of Whiting IN,
5.250%, 01/01/2021	200,000	204,004
Indiana Finance Authority:
5.000%, 10/01/2032 (Callable 10/01/2023)	250,000	253,310
5.000%, 10/01/2042 (Callable 10/01/2023)	50,000	50,011
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	150,000	176,144
Lafayette School Corp.,
4.000%, 01/15/2021 (Insured by ST AID)	150,000	152,571
St. Joseph County Airport Authority,
0.010%, 07/01/2027	410,000	369,053
Total Indiana (Cost $1,321,004)		1,371,915	3.2%

Iowa
City of Coralville IA,
4.000%, 06/01/2024	200,000	200,856
Iowa Finance Authority,
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	245,000	275,061
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	300,000	303,459
Total Iowa (Cost $772,961)		779,376	1.8%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	75,000	71,256
City of Goddard KS,
3.000%, 12/01/2022 (Callable 12/01/2021)	150,000	154,974
Kansas Independent College Finance Authority,
5.250%, 05/01/2021	175,000	178,196
Wyandotte County-Kansas City Unified Government:
0.000%, 12/01/2027 (Insured by NATL)	370,000	270,555
6.750%, 12/01/2027 (Insured by NATL) (3)	100,000	116,651
Total Kansas (Cost $762,991)		791,632	1.9%

Kentucky
Kentucky Asset Liability Commission,
1.010%, 11/01/2025 (3 Month LIBOR USD + 0.550%) (Callable 07/31/2020)(Insured by NATL) (2)	30,000	28,905
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2025 (Insured by NATL)	35,000	31,327
Kentucky Higher Education Student Loan Corp.,
5.000%, 06/01/2024	130,000	145,545
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	55,000	60,579
1.235%, 12/01/2049 (1 Month LIBOR USD + 1.120%) (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	100,000	98,112
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	240,000	269,729
Total Kentucky (Cost $611,964)		634,197	1.5%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/01/2020)	100,000	101,329
Louisiana Public Facilities Authority,
0.000%, 10/01/2024 (7)	300,000	275,703
Louisiana Stadium & Exposition District,
5.000%, 07/03/2023 (Callable 01/01/2023)	200,000	213,362
Total Louisiana (Cost $588,980)		590,394	1.4%

Maine
Maine Health & Higher Educational Facilities Authority,
5.000%, 07/01/2026	100,000	120,774
Total Maine (Cost $111,780)		120,774	0.3%

Massachusetts
Massachusetts Development Finance Agency,
5.000%, 10/01/2020	135,000	136,116
Total Massachusetts (Cost $135,475)		136,116	0.3%

Michigan
Michigan Finance Authority:
5.000%, 07/01/2027 (Callable 07/01/2025)	160,000	189,549
5.000%, 07/01/2044 (Callable 07/01/2024)	130,000	136,896
Michigan State Housing Development Authority,
3.500%, 12/01/2050 (Callable 06/01/2029)	300,000	329,421
Michigan Strategic Fund,
2.090%, 06/01/2039 (Optional Put Date 07/01/2020) (1)	630,000	630,000
Total Michigan (Cost $1,283,584)		1,285,866	3.0%

Minnesota
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2026 (Callable 01/01/2022)	50,000	53,014
Total Minnesota (Cost $51,426)		53,014	0.1%

Mississippi
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	100,000	120,357
State of Mississippi,
0.445%, 09/01/2027 (1 Month LIBOR USD + 0.330%) (Callable 07/21/2020)(Mandatory Tender Date 09/01/2020) (2)	200,000	199,936
Total Mississippi (Cost $311,426)		320,293	0.8%

Missouri
City of Dardenne Prairie MO,
4.000%, 08/01/2028	300,000	332,259
County of Platte MO,
3.000%, 03/01/2021	50,000	50,215
Hannibal Industrial Development Authority,
5.000%, 10/01/2020	100,000	100,913
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 09/01/2027	150,000	179,142
4.000%, 08/01/2030 (Callable 08/01/2024)	200,000	193,536
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	100,000	89,537
St. Joseph Industrial Development Authority,
3.100%, 01/01/2023	100,000	96,980
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	250,000	267,950
5.000%, 10/01/2035 (Callable 10/01/2029) (7)	325,000	285,773
St. Louis Municipal Finance Corp.,
5.000%, 02/15/2025	300,000	344,700
Total Missouri (Cost $1,948,331)		1,941,005	4.6%

Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042 (Callable 09/01/2022)	45,000	48,141
Village of Boys Town NE,
3.000%, 09/01/2028	125,000	142,045
Total Nebraska (Cost $172,603)		190,186	0.4%

Nevada
City of Las Vegas NV Special Improvement District No. 814,
3.000%, 06/01/2021	100,000	100,348
City of Sparks NV,
2.500%, 06/15/2024 (3)	175,000	171,761
Clark County School District,
5.000%, 06/15/2023	100,000	112,101
Total Nevada (Cost $365,375)		384,210	0.9%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	140,000	150,591
City of Newark NJ,
4.000%, 10/01/2024 (Callable 10/01/2020)(Insured by ST AID)	35,000	35,102
Essex County Improvement Authority,
5.000%, 11/01/2027	350,000	431,291
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	200,000	211,062
New Jersey Educational Facilities Authority,
5.000%, 07/01/2026 (Callable 07/01/2025)	125,000	143,977
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2020 (Insured by NATL)	100,000	101,518
5.000%, 12/15/2028	250,000	290,843
South Jersey Port Corp.,
5.000%, 01/01/2025	150,000	162,758
Total New Jersey (Cost $1,483,425)		1,527,142	3.6%

New Mexico
City of Farmington NM,
1.875%, 04/01/2033 (Mandatory Tender Date 10/01/2021) (1)	50,000	49,878
Total New Mexico (Cost $50,243)		49,878	0.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	200,000	177,060
County of Suffolk NY,
2.500%, 08/20/2020	150,000	150,307
Metropolitan Transportation Authority:
4.000%, 07/01/2020	100,000	100,000
5.000%, 11/15/2021	100,000	103,681
5.000%, 05/15/2022	375,000	391,579
Monroe County Industrial Development Corp.,
5.000%, 06/01/2021	200,000	205,496
New York State Dormitory Authority,
5.000%, 07/01/2031 (Callable 07/01/2026)	80,000	94,760
New York State Energy Research & Development Authority,
2.625%, 04/01/2034 (Mandatory Tender Date 07/03/2023) (1)	200,000	204,658
New York Transportation Development Corp.:
5.000%, 01/01/2021	250,000	251,967
5.000%, 01/01/2024	125,000	131,813
Onondaga Civic Development Corp.:
5.000%, 10/01/2023	165,000	170,884
5.000%, 10/01/2024	35,000	36,450
5.000%, 10/01/2025	225,000	235,215
State of New York Mortgage Agency,
3.500%, 04/01/2049 (Callable 10/01/2028)	300,000	319,257
Town of Ramapo NY:
3.250%, 05/15/2023	200,000	193,498
3.375%, 05/15/2024 (Callable 05/15/2023)	25,000	24,005
3.000%, 11/01/2027 (Callable 11/01/2022)	100,000	89,638
Triborough Bridge & Tunnel Authority,
0.615%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	200,000	197,326
Total New York (Cost $3,087,913)		3,077,594	7.2%

North Carolina
North Carolina Central University,
5.000%, 04/01/2027	410,000	490,988
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	75,000	76,361
Total North Carolina (Cost $564,600)		567,349	1.3%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	165,000	169,546
City of Grand Forks ND,
5.000%, 12/01/2024	100,000	114,124
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	200,000	194,530
County of Mercer ND,
2.000%, 05/01/2022	125,000	128,157
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/16/2020)	200,000	201,356
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	200,000	219,490
Total North Dakota (Cost $1,008,684)		1,027,203	2.4%

Ohio
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023 (Insured by AMBAC) (1)	500,000	494,595
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	110,000	122,322
Port of Greater Cincinnati Development Authority,
3.000%, 05/01/2023 (Callable 05/01/2022)	150,000	149,727
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	150,000	148,186
Total Ohio (Cost $918,747)		914,830	2.2%

Oklahoma
Tulsa Industrial Authority:
5.000%, 10/01/2022	165,000	173,067
5.000%, 10/01/2023	185,000	197,480
Total Oklahoma (Cost $374,376)		370,547	0.9%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (7)	125,000	152,215
Oregon State Facilities Authority:
5.000%, 10/01/2025 (6)	225,000	263,196
5.000%, 10/01/2028 (6)	150,000	184,714
State of Oregon Housing & Community Services Department:
3.900%, 01/01/2033 (Callable 07/01/2023)	90,000	94,479
3.600%, 07/01/2034 (Callable 07/01/2024)	125,000	131,545
4.000%, 01/01/2047 (Callable 07/01/2025)	35,000	37,381
4.000%, 07/01/2047 (Callable 07/01/2026)	50,000	54,061
Total Oregon (Cost $895,235)		917,591	2.2%

Pennsylvania
Berks County Municipal Authority,
5.000%, 02/01/2040 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025) (1)	110,000	122,396
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 07/31/2020)	300,000	302,253
Crestwood School District,
2.350%, 09/01/2025	400,000	399,992
Cumberland County Municipal Authority,
5.000%, 01/01/2029 (Callable 01/01/2025)	175,000	184,579
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025	250,000	251,292
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	170,000	172,081
Montgomery County Industrial Development Authority:
4.000%, 12/01/2020	150,000	150,323
5.000%, 11/15/2027 (Callable 05/15/2022)	130,000	136,774
Pennsylvania Higher Educational Facilities Authority,
5.000%, 05/01/2025	200,000	228,910
Redevelopment Authority of the City of Philadelphia,
5.000%, 04/15/2027 (Callable 04/15/2025)	100,000	114,792
Total Pennsylvania (Cost $2,033,596)		2,063,392	4.9%

Rhode Island
Rhode Island Health and Educational Building Corp.,
0.250%, 06/01/2035 (Optional Put Date 07/01/2020) (1)	400,000	400,000
Total Rhode Island (Cost $400,000)		400,000	0.9%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	210,000	222,909
South Carolina Educational Facilities Authority,
0.080%, 10/01/2039 (Optional Put Date 07/01/2020) (1)	400,000	400,000
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	130,000	136,661
5.250%, 08/15/2033 (Callable 08/15/2026)	350,000	386,890
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	180,000	191,862
South Carolina Transportation Infrastructure Bank,
0.565%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (Callable 10/01/2021)(Mandatory Tender Date 10/01/2022) (2)	300,000	296,157
Total South Carolina (Cost $1,638,650)		1,634,479	3.8%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	250,000	272,598
South Dakota Board of Regents Housing & Auxiliary Facilities System,
5.000%, 04/01/2024 (Callable 04/01/2023)	100,000	111,843
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2032 (Callable 09/01/2027)	100,000	120,905
Total South Dakota (Cost $493,459)		505,346	1.2%

Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	225,000	254,059
Greeneville Health & Educational Facilities Board,
1.450%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	150,000	152,292
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	200,000	240,396
Tennessee Housing Development Agency:
2.350%, 07/01/2022	25,000	25,815
4.000%, 07/01/2048 (Callable 01/01/2027)	40,000	43,311
4.500%, 07/01/2049 (Callable 01/01/2028)	55,000	61,137
Total Tennessee (Cost $756,193)		777,010	1.8%

Texas
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	150,000	146,114
Central Texas Regional Mobility Authority,
5.000%, 01/01/2034 (Callable 01/01/2026)	25,000	27,737
City of Austin TX,
5.250%, 05/15/2025	150,000	168,357
Clifton Higher Education Finance Corp.:
3.100%, 12/01/2022	50,000	50,349
3.950%, 12/01/2032 (Callable 12/01/2022)	265,000	267,984
County of Winkler TX,
2.000%, 02/15/2025	125,000	124,849
Harris County Cultural Education Facilities Finance Corp.,
0.680%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%) (Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	35,000	33,914
Harris County Municipal Utility District No. 406,
3.500%, 09/01/2022	100,000	105,008
Love Field Airport Modernization Corp.,
5.000%, 11/01/2030 (Callable 11/01/2026)	115,000	133,399
Port of Port Arthur Navigation District,
1.500%, 11/01/2040 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	300,000	300,000
Texas Municipal Gas Acquisition & Supply Corp. I,
1.660%, 12/15/2026 (3 Month LIBOR USD + 1.450%) (Callable 07/01/2020) (2)	500,000	477,000
Texas Municipal Gas Acquisition and Supply Corp. II,
1.080%, 09/15/2027 (3 Month LIBOR USD + 0.870%) (2)	130,000	127,265
Total Texas (Cost $1,940,978)		1,961,976	4.6%

Utah
Utah Charter School Finance Authority,
3.000%, 04/15/2027 (Insured by UT CSCE)	160,000	176,482
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	350,000	375,651
Total Utah (Cost $544,488)		552,133	1.3%

Washington
County of Lewis WA,
3.000%, 12/01/2026 (Callable 12/01/2022)	100,000	104,580
King County Housing Authority,
5.000%, 12/01/2030	400,000	469,036
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2022	250,000	261,892
Skagit County Public Hospital District No. 1,
5.000%, 12/01/2021	150,000	157,304
Vancouver Housing Authority,
1.700%, 12/01/2024	140,000	143,566
Washington Health Care Facilities Authority,
1.510%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%) (Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	150,000	146,841
Washington State Housing Finance Commission,
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	300,000	336,183
Total Washington (Cost $1,595,071)		1,619,402	3.8%

Wisconsin
Palmyra-Eagle Area School District:
2.550%, 03/01/2021	250,000	250,072
3.000%, 03/01/2025 (Callable 03/01/2023)	100,000	95,406
Public Finance Authority:
4.000%, 06/01/2022	100,000	101,926
5.000%, 07/01/2022	100,000	101,913
5.000%, 10/01/2023 (3)	100,000	104,996
West Allis West Milwaukee School District,
3.000%, 04/01/2024	100,000	100,141
Wisconsin Health & Educational Facilities Authority:
2.700%, 05/01/2021	100,000	98,465
5.000%, 09/15/2028 (Callable 09/15/2023)	20,000	20,613
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	300,000	356,937
0.850%, 02/15/2053 (1)	300,000	300,000
Wisconsin Housing & Economic Development Authority:
3.000%, 07/01/2022 (6)	150,000	150,027
4.000%, 07/01/2030 (6)	135,000	135,219
Total Wisconsin (Cost $1,806,497)		1,815,715	4.3%
Total Long-Term Investments (Cost $42,858,268)		43,462,547	102.2%

SHORT-TERM INVESTMENTS	Shares
U.S. Treasury Security
United States Treasury Bill, 0.17% (5) 03/25/2021	25,000	24,969
Total U.S. Treasury Security (Cost $24,969)		24,969	0.1%

Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.03% (4)	30,013	30,013
Total Money Market Mutual Fund (Cost $30,013)		30,013	0.1%
Total Short-Term Investments (Cost $54,982)		54,982	0.2%
Total Investments (Cost $42,913,250)		43,517,529	102.4%
Liabilities in Excess of Other Assets		(1,039,845)	(2.4)%
TOTAL NET ASSETS		$42,477,684	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
LIBOR	London Inter-bank Offered Rate
SIFMA	Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $1,133,096, which represents 2.67% of total net assets.

(4)	Seven-day yield.
(5)	Effective yield as of June 30, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	$410,000	$494,611
4.000%, 09/01/2034 (Callable 09/01/2029)	190,000	228,481
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	598,520
Total Alabama (Cost $1,281,793)		1,321,612	0.1%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,954,082
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,415,378
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,797,540
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	985,841
4.000%, 12/01/2048 (Callable 06/01/2027)	1,090,000	1,198,804
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,324,568
Total Alaska (Cost $10,547,307)		10,676,213	0.8%

Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM) (3)	10,353,059	10,450,067
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	779,765
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	53,723
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	214,150
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	436,498
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	240,108
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	288,760
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	470,074
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	905,108
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	594,425
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,467,679
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,400,663
Total Arizona (Cost $19,776,689)		20,301,020	1.4%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,874,550
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	2,005,000	2,120,849
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	643,621
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	517,164
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030) (6)	500,000	614,155
4.000%, 06/01/2035 (Callable 12/01/2030) (6)	1,360,000	1,643,438
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	761,285
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	186,939
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	284,585
Total Arkansas (Cost $12,018,328)		12,646,586	0.9%

California
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	98,010
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	925,000	82,297
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,578,045
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,836,258
California Municipal Finance Authority,
5.000%, 01/01/2028 (Pre-refunded to 01/01/2022)	1,230,000	1,312,656
Citrus Community College District,
0.000%, 08/01/2034 (Callable 02/01/2024) (5)	885,000	879,788
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,349,084
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	542,630
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	190,000	181,577
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,871,974
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,710,000	1,883,223
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	143,073
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	45,000	28,882
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	975,579
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,144,780
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	126,534
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	110,000	114,313
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	632,115
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	355,000	373,737
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	194,259
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 07/21/2020)(Insured by BAM)	235,000	235,470
5.000%, 08/01/2031 (Callable 07/21/2020)(Insured by BAM)	275,000	275,539
Paramount Unified School District,
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	415,181
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	192,837
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,132,080
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,760,000	8,788,338
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	428,113
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,168,830
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,824,616
0.000%, 01/01/2027 (ETM)	1,380,000	1,301,795
0.000%, 01/01/2028 (ETM)	810,000	753,883
San Marcos Unified School District:
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	257,496
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	684,450
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,393,406
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,960,185
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	78,315
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	56,054
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	58,721
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	142,892
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,100,000	1,296,339
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	127,175
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	33,337
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	20,693
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	15,498
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	53,430
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	420,000	104,110
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	110,894
Tustin Unified School District,
6.000%, 08/01/2028 (Callable 08/01/2021) (5)	1,310,000	1,390,329
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	248,013
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	197,326
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	195,737
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	675,540
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	52,900
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	143,511
Total California (Cost $61,270,770)		66,161,847	4.7%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,451,294
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	479,146
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	495,156
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	570,524
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	3,190,104
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	962,030
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,125,000	13,973,580
0.000%, 07/15/2024 (ETM)	650,000	632,944
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	108,176
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,961,431
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	374,353
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	7,462,280
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	13,745,000	13,594,630
0.000%, 10/01/2022 (ETM)	23,840,000	23,579,190
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,291,950
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,149,165
Total Colorado (Cost $74,778,704)		78,275,953	5.6%

Connecticut
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,592,475
4.000%, 11/15/2045 (Callable 05/15/2028)	6,795,000	7,460,842
4.000%, 11/15/2047 (Callable 11/15/2026)	1,315,000	1,415,335
4.000%, 05/15/2049 (Callable 11/15/2028)	2,460,000	2,758,201
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,591,473
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,520,650
Total Connecticut (Cost $15,692,440)		16,338,976	1.2%

District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,964,385
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	160,000	205,384
5.000%, 10/15/2044 (Callable 04/15/2029)	1,665,000	2,108,306
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,943,955
Total District of Columbia (Cost $6,084,397)		6,222,030	0.4%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	525,955
City of Jacksonville FL,
0.110%, 08/01/2036 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	1,500,000	1,500,000
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	800,000	853,432
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,326,370
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,289,860
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,259,950
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,291,414
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,175,750
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	299,735
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,185,336
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	966,710
City of Tampa FL,
4.125%, 10/01/2031 (Callable 10/01/2021)	1,930,000	2,010,925
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	1,175,000	1,306,201
0.000%, 10/01/2027 (ETM)(Insured by NATL)	185,000	173,093
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,060,000	2,742,231
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	7,355,000	8,265,696
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	490,000	525,854
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	4,195,000	4,642,858
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA) (6)	650,000	718,939
Highlands County Health Facilities Authority:
0.110%, 11/15/2035 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	1,000,000	1,000,000
0.110%, 11/15/2037 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	3,600,000	3,600,000
JEA Electric System Revenue,
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	777,237
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	882,497
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	2,009,502
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	305,000	317,627
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	3,040,000	3,269,003
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,253,656
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM) (5)	75,000	83,009
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 07/31/2020)(Insured by GNMA)	20,000	20,055
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	378,770
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,257,120
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	8,880,124
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,840,000	5,080,354
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	1,025,145
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	175,122
Total Florida (Cost $61,565,047)		64,069,530	4.6%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,802,285
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	1,040,849
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,504,084
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	448,578
5.000%, 07/01/2023	220,000	246,310
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	8,020,000	9,921,542
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	760,000	800,485
Main Street Natural Gas, Inc.,
0.945%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	992,840
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,936,545
0.000%, 12/01/2021 (ETM)	4,030,000	4,002,193
Total Georgia (Cost $22,662,291)		23,695,711	1.7%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	619,460
Total Idaho (Cost $601,684)		619,460	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	687,859
City of Chicago IL:
5.000%, 01/01/2021	230,000	235,308
5.125%, 01/01/2022 (Insured by BHAC)	885,000	917,559
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,602,655
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	2,695,000	2,862,575
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,388,076
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,507
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,974,140
0.000%, 12/01/2025 (ETM)	400,000	384,736
0.000%, 12/01/2028 (ETM)	295,000	271,480
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,494,870
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,654,753
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,519,480
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,065,743
County of Du Page IL,
5.600%, 01/01/2021	180,000	184,682
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,625,000	27,127,197
0.000%, 07/15/2025 (ETM)	51,620,000	49,536,101
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,366,186
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,170,314
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	7,319,400
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,445,712
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,543,565
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	827,078
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,175,024
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,136,410
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	257,338
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	157,101
Illinois Housing Development Authority:
3.100%, 02/01/2035 (Callable 02/01/2026)	2,500,000	2,636,675
3.500%, 08/01/2046 (Callable 02/01/2026)	595,000	632,693
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	730,000	797,949
4.250%, 10/01/2049 (Callable 04/01/2028)	10,445,000	11,587,265
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	974,823
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,282,958
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,545,624
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021 (ETM)	910,000	931,230
5.000%, 01/01/2021	465,000	475,593
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Callable 01/01/2023)	3,675,000	4,077,780
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	987,590
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,540,000	1,685,268
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	4,800,000	5,044,800
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	344,870
Regional Transportation Authority:
6.700%, 11/01/2021 (Insured by NATL)	405,000	424,456
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	4,057,012
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,276,480
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,631,733
State of Illinois:
6.500%, 06/15/2022	80,000	81,462
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,895,584
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,228,343
Will County Community Consolidated School District No. 157-C,
2.300%, 01/01/2021	100,000	100,948
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,319,526
0.000%, 01/01/2025 (ETM)(Insured by AGM)	80,000	77,110
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	705,000	682,214
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	436,592
Total Illinois (Cost $167,309,863)		178,527,427	12.8%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	1,000,000	1,051,440
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,380,296
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,592,332
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,308,100
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	238,690
4.000%, 01/15/2028	330,000	397,026
4.000%, 07/15/2028	335,000	406,643
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	658,573
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	878,251
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	386,707
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	1,780,000	2,094,437
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	627,660
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,576,398
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	600,455
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	182,771
Total Indiana (Cost $12,412,613)		13,379,779	0.9%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,168,773
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,608,209
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,131,174
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	745,000	809,830
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,280,000	1,437,056
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,208,087
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,210,551
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	764,018
Total Iowa (Cost $13,858,886)		14,337,698	1.0%

Kansas
City of Wichita KS,
5.000%, 11/15/2020 (ETM)	1,120,000	1,139,421
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	551,030
Kansas Development Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2022)	1,955,000	2,081,566
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Pre-refunded to 08/01/2026)	85,000	90,833
Total Kansas (Cost $3,825,694)		3,862,850	0.3%

Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,432,200
Total Kentucky (Cost $1,414,816)		1,432,200	0.1%

Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	628,665
Jefferson Parish Hospital Service District No. 1,
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,110,456
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	1,300,000	1,529,541
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,389,770
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	28,409,031
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,540,913
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	505,882
5.000%, 03/01/2026 (Insured by AGM)	635,000	774,636
5.000%, 03/01/2027 (Insured by AGM)	620,000	773,909
5.000%, 03/01/2028 (Insured by AGM)	755,000	963,712
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	802,735
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	1,004,052
Total Louisiana (Cost $64,497,581)		70,433,302	5.1%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,356,847
5.000%, 07/01/2028 (ETM)	275,000	321,541
County of Montgomery MD,
4.000%, 08/01/2021 (Pre-refunded to 08/01/2020)	70,000	70,214
Maryland Community Development Administration,
0.625%, 07/01/2022 (Callable 01/01/2022) (6)	500,000	499,920
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	338,509
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,880,000	2,181,759
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,457,935
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,565,521
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,877,457
Total Maryland (Cost $24,647,255)		26,669,703	1.9%

Massachusetts
Commonwealth of Massachusetts,
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,308,853
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	940,000	1,001,081
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	725,000	886,458
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)	1,000,000	999,540
4.000%, 12/01/2044 (Callable 06/01/2025)	950,000	1,006,753
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,460,000	1,581,706
4.000%, 06/01/2049 (Callable 12/01/2028)	650,000	715,708
Massachusetts State College Building Authority,
0.000%, 05/01/2027 (ETM)(Insured by NATL)	335,000	315,714
Total Massachusetts (Cost $7,632,787)		7,815,813	0.6%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	205,539
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	431,601
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	543,988
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	518,025
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	332,997
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	651,202
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,166,230
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,432,061
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,935,658
4.250%, 12/01/2049 (Callable 06/01/2028)	4,330,000	4,811,626
3.500%, 12/01/2050 (Callable 06/01/2029)	6,975,000	7,659,038
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,093,457
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,476,100
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,064,380
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,259,680
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	390,437
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,026,341
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,434,585
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,072,667
Total Michigan (Cost $38,813,835)		40,505,612	2.9%

Minnesota
County of Hennepin MN,
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,248,160
Maple River Independent School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)(Insured by SD CRED PROG)	2,095,000	2,490,201
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	611,403
Minnesota Housing Finance Agency:
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	120,000	122,744
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	370,000	398,102
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,320,000	1,470,031
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	699,770
Total Minnesota (Cost $8,735,611)		9,040,411	0.6%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,031,093
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	617,825
Oxford School District,
4.000%, 05/01/2027	500,000	597,100
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,452,129
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	550,000	625,658
Total Mississippi (Cost $3,934,147)		4,323,805	0.3%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	955,000	1,215,629
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,378,000
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,514,942
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	100,000	104,242
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	1,575,000	1,628,802
Moberly School District No. 81,
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	372,261
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,687,688
Total Missouri (Cost $7,468,791)		7,901,564	0.6%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	244,459
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	540,742
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	670,098
Total Montana (Cost $1,346,494)		1,455,299	0.1%

Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	327,404
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	451,408
4.000%, 01/01/2034 (Callable 01/01/2026)	1,000,000	1,113,490
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,109,740
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,000,000	2,194,960
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,347,143
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	34,445
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	22,901
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	17,222
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	170,454
Total Nebraska (Cost $6,644,485)		6,789,167	0.5%

Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,174,480
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	495,855
Total Nevada (Cost $2,580,475)		2,670,335	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	170,000	173,386
Total New Hampshire (Cost $170,731)		173,386	0.0%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,661,065
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,491,949
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,837
3.750%, 07/01/2027 (ETM)	205,000	230,756
New Jersey Housing & Mortgage Finance Agency:
0.750%, 05/01/2023 (Mandatory Tender Date 06/01/2022) (1)	5,800,000	5,820,764
6.000%, 11/01/2023 (Pre-refunded to 07/31/2020)	110,000	115,957
4.500%, 10/01/2048 (Callable 10/01/2027)	1,390,000	1,551,810
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2020	5,000,000	5,070,300
0.000%, 12/15/2026 (Insured by BHAC)	1,000,000	887,620
0.000%, 12/15/2030	605,000	477,756
Total New Jersey (Cost $17,057,615)		17,317,814	1.2%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	644,838
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,058,164
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,170,000	1,292,768
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	1,080,000	1,145,999
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 07/31/2020)(Insured by GNMA)	340,000	341,867
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,253,658
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	132,358
Total New Mexico (Cost $7,453,159)		7,869,652	0.6%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,466,600
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,381,770
0.200%, 12/01/2047 (Optional Put Date 07/01/2020) (1)	15,000,000	15,000,000
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	243,065
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,905,043
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,426,835
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,868,445
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	590,920
New York Liberty Development Corp.,
4.000%, 09/15/2035 (Callable 03/15/2022)	3,000,000	3,127,950
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,276,276
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,905,925
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	181,463
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,683,016
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	549,955
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,895,000	5,939,625
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,172,492
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,857,760
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,495,000	4,932,723
Triborough Bridge & Tunnel Authority,
0.615%, 11/15/2027 (1 Month LIBOR USD + 0.500%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	3,180,000	3,137,483
Total New York (Cost $74,739,709)		77,647,346	5.6%

North Carolina
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,580,000	3,381,374
County of Wake NC,
5.000%, 08/01/2026	1,715,000	2,165,411
Inlivian,
2.550%, 05/01/2037	5,000,000	5,123,000
North Carolina Eastern Municipal Power Agency:
6.400%, 01/01/2021 (ETM)	932,000	960,128
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,245,000	7,463,074
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)	1,200,000	1,329,708
4.000%, 07/01/2050 (Callable 07/01/2029)	1,800,000	2,016,324
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	525,000	539,070
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,128,330
Total North Carolina (Cost $23,745,049)		24,106,419	1.7%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,564,605
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	490,243
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	425,000	452,663
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	3,000,000	3,264,090
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,955,000	3,155,969
3.500%, 07/01/2046 (Callable 01/01/2026)	1,110,000	1,185,025
4.000%, 01/01/2050 (Callable 07/01/2028)	1,250,000	1,404,475
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,590,000	3,354,646
Total North Dakota (Cost $14,461,398)		14,871,716	1.1%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	815,000	849,287
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	946,016
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	11,078
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	222,798
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	46,353
Cleveland Municipal School District,
5.000%, 12/01/2020 (Insured by SD CRED PROG)	2,015,000	2,054,131
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,192,451
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,085,000	1,250,310
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,685,000	1,912,290
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,365,000	1,327,654
Ohio Higher Educational Facility Commission,
0.190%, 01/01/2043 (Optional Put Date 07/01/2020) (1)	4,850,000	4,850,000
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	465,000	507,543
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	1,010,000	1,073,812
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,415,000	2,685,528
State of Ohio:
5.000%, 06/15/2021	6,740,000	7,045,794
5.000%, 04/01/2039 (Callable 04/01/2030)	2,000,000	2,569,960
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	389,973
Total Ohio (Cost $28,445,517)		28,934,978	2.1%

Oklahoma
Oklahoma Housing Finance Agency,
2.375%, 10/01/2021 (Mandatory Tender Date 10/01/2020) (1)	1,290,000	1,295,573
Total Oklahoma (Cost $1,293,300)		1,295,573	0.1%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	1,019,246
County of Multnomah OR,
4.000%, 06/01/2030 (Callable 06/01/2022)	1,565,000	1,656,302
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	2,505,000	2,677,519
4.000%, 12/01/2048 (Callable 12/01/2026)	2,735,000	2,956,070
State of Oregon Housing & Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	1,275,000	1,361,726
3.750%, 07/01/2048 (Callable 01/01/2027)	1,645,000	1,758,686
3.500%, 01/01/2051 (Callable 01/01/2029)	4,200,000	4,609,584
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	748,032
Total Oregon (Cost $16,392,508)		16,787,165	1.2%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	294,879
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,670,295
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	105,929
Pennsylvania Higher Educational Facilities Authority:
5.000%, 04/01/2035 (Pre-refunded to 04/01/2022)	200,000	216,294
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	535,000	567,496
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,420,105
3.500%, 10/01/2046 (Callable 10/01/2025)	995,000	1,044,650
3.500%, 04/01/2051 (Callable 10/01/2029)	4,200,000	4,547,172
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	720,000	685,426
0.000%, 09/01/2027 (ETM)	1,075,000	1,006,587
0.000%, 09/01/2028 (ETM)	340,000	313,663
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,450,000
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,290,000
Total Pennsylvania (Cost $19,154,101)		19,612,496	1.4%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,259,871
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,175,000	5,594,796
6.000%, 08/01/2026 (ETM)	4,340,000	5,658,753
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,055,000	1,375,572
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,505,958
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,685,000	2,197,004
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,310,000	1,708,057
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,551,725
Total Puerto Rico (Cost $26,070,891)		27,851,736	2.0%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,390,000	1,525,928
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,897,600
Total Rhode Island (Cost $6,992,983)		7,423,528	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,272,361
City of Columbia SC,
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	32,567
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,530,000	6,568,313
South Carolina Jobs-Economic Development Authority,
0.770%, 05/01/2048 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	1,600,000	1,600,000
Total South Carolina (Cost $12,853,022)		13,473,241	1.0%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	439,730
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	75,000	75,452
South Dakota Housing Development Authority:
4.100%, 11/01/2028 (Callable 05/01/2023)	500,000	528,750
3.375%, 05/01/2033 (Callable 05/01/2022)	340,000	349,143
Total South Dakota (Cost $1,330,024)		1,393,075	0.1%

Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	1,755,000	1,981,658
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,569,932
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,146,235
Memphis Health Educational & Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender Date 06/01/2022) (1)	2,500,000	2,502,050
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	2,380,000	2,369,600
4.875%, 11/01/2028 (ETM)(Insured by NATL)	2,025,000	2,363,357
Rutherford County Health & Educational Facilities Board,
2.500%, 11/01/2021 (Mandatory Tender Date 11/01/2020) (1)	1,850,000	1,861,007
Tennessee Housing Development Agency:
3.850%, 01/01/2035 (Callable 01/01/2025)	425,000	455,298
3.900%, 07/01/2042 (Callable 07/01/2027)	785,000	857,181
4.000%, 01/01/2043 (Callable 07/01/2027)	1,135,000	1,234,846
3.650%, 07/01/2047 (Callable 01/01/2027)	1,155,000	1,222,821
4.050%, 01/01/2049 (Callable 01/01/2028)	3,030,000	3,306,700
4.250%, 01/01/2050 (Callable 07/01/2028)	1,660,000	1,839,546
Total Tennessee (Cost $26,161,703)		26,710,231	1.9%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,589,433
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,108,098
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,149,712
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,180,246
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	616,790
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	1,020,311
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,229,574
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	983,543
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	638,566
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	450,000	501,071
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,652,180
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	216,040
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	455,000	502,484
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	513,900
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	897,682
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	981,527
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	189,918
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	240,702
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,532,513
Cibolo Canyons Special Improvement District,
2.500%, 08/15/2030 (Callable 08/15/2026)(Insured by AGM)	115,000	122,152
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,432,025
City of El Paso TX,
5.000%, 08/15/2022	170,000	186,723
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,977,709
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,144,252
0.000%, 12/01/2026 (ETM)(Insured by AGM)	455,000	433,670
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,821,344
5.750%, 12/01/2032 (ETM)(Insured by AGM)	29,965,000	45,469,191
City of San Antonio TX,
5.000%, 02/01/2025 (ETM)	175,000	210,970
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	252,386
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	137,940
Conroe Independent School District,
5.000%, 02/15/2023 (Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,796,163
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	174,963
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,411,801
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,582,351
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	5,120,051
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	767,452
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	717,296
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,639,692
4.000%, 02/15/2039 (Callable 02/15/2029)	1,320,000	1,579,433
Crowley Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,405,920
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	390,000	419,523
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	700,000	752,990
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	753,610
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	495,000	608,558
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,285,621
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,126,180
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	769,338
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,398,056
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	629,580
Fort Bend Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,963,558
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	1,000,000	1,019,590
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,615,669
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,319,987
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,761,094
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,399,830
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	4,700,000	5,732,543
6.250%, 07/01/2027 (ETM)	7,540,000	9,395,745
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	995,687
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	1,032,900
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,172,686
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	2,004,315
Humble Independent School District:
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,544,265
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,231,250
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,475,187
Kenedy Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2023)(PSF Guaranteed)	100,000	109,371
4.000%, 08/15/2035 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,454
4.000%, 08/15/2036 (Callable 08/15/2021)(PSF Guaranteed)	150,000	155,095
4.000%, 08/15/2037 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,351
4.000%, 08/15/2038 (Callable 08/15/2021)(PSF Guaranteed)	100,000	103,283
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,171,129
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	160,000	178,782
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,143,250
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	1,027,690
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,297,955
Leander Independent School District:
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	250,000	140,998
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	367,430
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	286,036
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,747
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,556,639
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	57,864
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	565,710
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	633,160
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	196,995
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,655,000	1,916,556
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,281,437
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,160,734
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	228,475
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	107,436
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,511,904
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,241,575
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,688,112
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,204,787
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,838,310
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	373,776
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	196,396
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	278,036
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	235,194
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	262,498
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	633,503
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	330,138
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,934,379
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,119,780
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,197,004
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	617,570
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020 (PSF Guaranteed)	355,000	356,501
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	230,476
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,401,554
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	2,835,000	1,546,662
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	7,420,000	2,580,008
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	2,845,000	3,853,382
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	1,020,000	1,496,177
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,223,270
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,400,229
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,185,781
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	662,609
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,320,686
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	5,054,580
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	745,000	748,844
San Angelo Independent School District,
5.000%, 02/15/2029 (Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,731,510
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,690,000	1,710,855
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,833,860
San Jacinto College District,
5.000%, 02/15/2026 (Pre-refunded to 02/15/2021)	700,000	720,076
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,057,243
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	185,000	223,868
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	120,187
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	131,493
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,056,681
State of Texas,
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,623,627
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	4,680,000	5,217,498
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	578,570
Texas Department of Housing & Community Affairs:
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	1,370,000	1,483,820
2.150%, 09/01/2035 (Callable 03/01/2029) (6)	1,350,000	1,361,515
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	1,065,000	1,196,868
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	510,000	566,253
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	714,678
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,521,213
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,393,580
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,178,531
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,233,336
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	288,822
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046 (Pre-refunded to 01/01/2021)	15,000	15,504
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	630,360
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,073,718
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	280,112
Webb Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	250,000	280,093
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,208,475
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,074,009
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,821,941
Total Texas (Cost $252,224,057)		267,489,130	19.2%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,068,987
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,825,828
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	472,366
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	271,164
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	570,615
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	4,500,000	4,829,805
Total Utah (Cost $11,735,228)		12,038,765	0.9%

Vermont
City of Burlington VT:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2021)	265,000	278,274
5.625%, 07/01/2030 (Pre-refunded to 07/01/2021)	315,000	331,169
5.750%, 07/01/2031 (Pre-refunded to 07/01/2021)	460,000	484,182
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,560,000	1,668,997
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	955,000	1,022,041
4.000%, 11/01/2048 (Callable 05/01/2027)	595,000	644,939
Total Vermont (Cost $4,313,028)		4,429,602	0.3%

Virginia
County of Fairfax VA,
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	719,105
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,305,000	1,462,357
Hampton Redevelopment & Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	2,950,000	2,978,763
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 03/01/2021)	75,000	76,502
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,564,620
Total Virginia (Cost $12,694,849)		12,801,347	0.9%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,277,630
County of King WA,
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	835,023
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,362,740
King County Housing Authority:
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,821,416
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,254,737
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,233,724
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,178,202
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	7,039,902
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,105,408
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,477,570
Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,800,430
Washington Health Care Facilities Authority:
5.000%, 09/01/2030 (6)	300,000	389,370
5.000%, 09/01/2031 (Callable 09/01/2030) (6)	175,000	225,545
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	650,994
5.000%, 09/01/2032 (Callable 09/01/2030) (6)	185,000	235,769
5.000%, 09/01/2033 (Callable 09/01/2030) (6)	190,000	240,259
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,875,000	5,124,015
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,343,375
5.000%, 01/01/2023 (ETM)	385,000	407,022
0.660%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%) (Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,437,049
4.000%, 06/01/2049 (Callable 06/01/2028)	610,000	670,298
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,855,000	2,078,732
Total Washington (Cost $48,267,440)		50,189,210	3.6%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,087,783
Total West Virginia (Cost $1,060,299)		1,087,783	0.1%

Wisconsin
Baraboo School District,
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	639,061
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,657,450
Mill City Mortgage Trust,
3.000%, 09/01/2023 (Pre-refunded to 09/01/2021)	310,000	319,421
Public Finance Authority,
5.000%, 03/01/2025	535,000	627,705
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,090,000	1,344,373
0.000%, 12/15/2027 (ETM)(Insured by NATL)	215,000	200,784
0.000%, 12/15/2028 (ETM)(Insured by NATL)	180,000	165,584
0.000%, 12/15/2029 (ETM)(Insured by NATL)	235,000	207,909
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,430,038
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	261,628
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	6,387,417
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	12,369,005
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,381,152
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	2,295,000	2,456,316
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	342,760
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,759,328
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,829,475
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,664,748
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	946,508
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	24,475
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	117,336
5.000%, 11/15/2036 (Callable 05/15/2026)	100,000	117,411
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	275,000	322,674
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,338,520
4.000%, 11/15/2043 (Callable 11/15/2028)	1,945,000	2,177,778
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	1,230,000	1,303,541
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,445,000	1,552,017
4.250%, 03/01/2049 (Callable 09/01/2028)	2,135,000	2,370,768
Total Wisconsin (Cost $54,678,609)		57,315,182	4.1%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	595,000	631,783
4.000%, 12/01/2048 (Callable 06/01/2028)	2,990,000	3,277,338
Total Wyoming (Cost $3,788,232)		3,909,121	0.3%
Total Long-Term Investments (Cost $1,316,486,235)		1,384,202,399	99.2%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.03% (4)	1,122,719	1,122,719
Total Short-Term Investment (Cost $1,122,719)		1,122,719	0.1%
Total Investments (Cost $1,317,608,954)		1,385,325,118	99.3%
Other Assets in Excess of Liabilities		9,384,881	0.7%
TOTAL NET ASSETS		$1,394,709,999	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $10,450,067, which represents 0.75% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System:
3.500%, 11/01/2024 (Insured by BAM)	$1,010,000	$1,121,767
3.500%, 11/01/2025 (Insured by BAM)	1,100,000	1,239,645
5.000%, 10/01/2028 (Callable 10/01/2026)(Insured by AGM)	310,000	379,142
Birmingham Airport Authority:
5.000%, 07/01/2027 (Insured by BAM) (6)	500,000	614,785
4.000%, 07/01/2036 (Callable 07/01/2030)(Insured by BAM) (6)	335,000	382,985
4.000%, 07/01/2037 (Callable 07/01/2030)(Insured by BAM) (6)	500,000	570,035
Black Belt Energy Gas District:
4.000%, 07/01/2046 (Callable 03/01/2021)(Mandatory Tender Date 06/01/2021) (1)	130,000	133,409
4.000%, 08/01/2047 (Callable 04/01/2022)(Mandatory Tender Date 07/01/2022) (1)	1,005,000	1,062,687
Chilton County Health Care Authority,
4.000%, 11/01/2020	780,000	788,034
City of Birmingham AL:
5.000%, 03/01/2037 (Callable 03/01/2023) (7)	30,000	33,054
5.000%, 03/01/2040 (Callable 09/01/2025) (7)	185,000	218,224
5.000%, 03/01/2043 (Callable 03/01/2023) (7)	1,935,000	2,121,283
5.000%, 03/01/2045 (Callable 09/01/2025) (7)	1,175,000	1,375,784
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031 (Callable 12/01/2021)	1,000,000	1,044,640
City of Troy AL,
5.000%, 07/01/2031 (Callable 07/01/2025)(Insured by BAM)	555,000	645,099
County of Jefferson AL:
0.000%, 10/01/2025 (Callable 10/01/2023)(Insured by AGM)	1,000,000	902,330
5.000%, 09/15/2029 (Callable 03/15/2027)	570,000	708,658
0.000%, 10/01/2033 (Callable 10/01/2023)(Insured by AGM)	110,000	57,563
0.000%, 10/01/2034 (Callable 10/01/2023)(Insured by AGM)	480,000	232,354
Homewood Educational Building Authority:
4.000%, 12/01/2033 (Callable 12/01/2029)	785,000	868,493
4.000%, 12/01/2034 (Callable 12/01/2029)	255,000	281,094
4.000%, 12/01/2035 (Callable 12/01/2029)	75,000	82,298
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	208,158
Lauderdale County Agriculture Center Authority,
4.000%, 07/01/2034 (Callable 07/01/2024)	1,235,000	1,302,468
Leeds Public Educational Building Authority,
4.000%, 04/01/2034 (Callable 10/01/2025)(Insured by AGM)	450,000	504,517
Madison Water & Wastewater Board:
4.000%, 12/01/2037 (Callable 12/01/2029)	530,000	623,593
4.000%, 12/01/2039 (Callable 12/01/2029)	240,000	280,728
UAB Medicine Finance Authority,
4.000%, 09/01/2038 (Callable 09/01/2029)	500,000	580,715
Total Alabama (Cost $17,814,556)		18,363,542	3.0%

Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	255,924
5.000%, 12/01/2031 (Callable 06/01/2028)	500,000	613,495
3.750%, 12/01/2046 (Callable 12/01/2028)	355,000	378,320
Alaska Industrial Development & Export Authority:
3.500%, 12/01/2020 (Callable 07/31/2020)	1,250,000	1,252,412
4.000%, 10/01/2034 (Callable 10/01/2029)	1,585,000	1,788,768
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	558,405
City of Valdez AK,
5.000%, 01/01/2021	435,000	443,169
University of Alaska:
4.000%, 10/01/2025	170,000	178,658
4.000%, 10/01/2026 (Callable 10/01/2023)	650,000	669,351
Total Alaska (Cost $5,972,256)		6,138,502	1.0%

Arizona
Arizona Health Facilities Authority,
5.250%, 03/01/2039 (Callable 03/01/2021)	220,000	223,898
Arizona Industrial Development Authority:
3.375%, 07/01/2021 (3)	365,000	366,978
2.500%, 05/01/2022 (Insured by AGM) (3)	4,835,280	4,880,586
4.000%, 07/01/2023 (Insured by SD CRED PROG)	115,000	123,593
4.000%, 07/01/2023 (Insured by SD CRED PROG)	100,000	107,563
4.000%, 07/01/2024 (Insured by SD CRED PROG)	200,000	218,944
4.000%, 07/01/2025 (Insured by SD CRED PROG)	100,000	111,314
4.000%, 07/01/2026 (Insured by SD CRED PROG)	100,000	112,400
5.000%, 05/01/2028	270,000	286,127
4.625%, 08/01/2028 (3)	1,160,000	1,207,978
Arizona State University,
5.000%, 07/01/2029 (Callable 07/01/2024)	150,000	173,814
Arizona Transportation Board,
5.000%, 07/01/2020	1,000,000	1,000,000
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/31/2020)	400,000	401,432
City of Tucson AZ,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	597,710
Kyrene Elementary School District No. 28,
4.000%, 07/01/2033 (Callable 07/01/2025)	1,500,000	1,677,090
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	115,000	114,468
Town of Marana AZ:
4.000%, 07/01/2036 (Callable 07/01/2027)	350,000	400,687
4.000%, 07/01/2037 (Callable 07/01/2027)	500,000	570,885
Total Arizona (Cost $12,270,024)		12,575,467	2.1%

Arkansas
Arkansas Technical University,
4.000%, 06/01/2028 (Callable 06/01/2023)	1,025,000	1,091,625
City of Conway AR,
5.000%, 10/01/2035 (Callable 04/01/2024)	185,000	211,364
City of Fayetteville AR:
1.750%, 11/01/2032 (Callable 11/01/2026)	1,500,000	1,570,530
3.050%, 01/01/2047 (Callable 01/01/2027)	905,000	939,218
City of Heber Springs AR,
3.000%, 11/01/2034 (Callable 11/01/2024)(Insured by BAM)	685,000	715,496
City of Hot Springs AR,
4.000%, 12/01/2030 (Callable 12/01/2023)(Insured by BAM)	540,000	592,925
City of Little Rock AR:
4.000%, 10/01/2031 (Callable 10/01/2025)	105,000	119,730
4.000%, 10/01/2033 (Callable 10/01/2025)	210,000	235,649
City of Lonoke AR:
5.000%, 06/01/2025	210,000	252,021
4.000%, 06/01/2028 (Callable 06/01/2025)	50,000	57,321
City of Magnolia AR,
3.200%, 08/01/2033 (Callable 08/01/2024)(Insured by BAM)	1,085,000	1,156,512
City of Marion AR,
2.900%, 09/01/2047 (Callable 09/01/2027)	265,000	270,997
City of Maumelle AR:
4.000%, 08/01/2026 (Callable 08/01/2025)	25,000	27,793
4.000%, 08/01/2028 (Callable 08/01/2025)	290,000	320,496
4.000%, 08/01/2029 (Callable 08/01/2025)	700,000	771,211
4.000%, 08/01/2030 (Callable 08/01/2025)	325,000	356,723
City of North Little Rock AR:
4.000%, 11/01/2028 (Callable 05/01/2027)	645,000	773,407
4.000%, 11/01/2030 (Callable 05/01/2027)	650,000	757,789
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	820,000	867,380
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2026)	1,615,000	1,706,974
City of Russellville AR,
4.000%, 07/01/2028 (Callable 07/01/2025)(Insured by AGM)	325,000	373,305
City of Sherwood AR,
3.050%, 12/01/2043 (Callable 12/01/2026)	515,000	539,725
City of Springdale AR,
3.000%, 04/01/2043 (Callable 04/01/2024)(Insured by BAM)	1,095,000	1,098,318
Conway Health Facilities Board,
5.000%, 08/01/2029 (Callable 08/01/2026)	360,000	427,428
Jackson County Special School District,
1.500%, 02/01/2024 (Callable 08/01/2022)(Insured by ST AID)	60,000	60,974
Little Rock Metrocentere Improvement District No. 1,
0.140%, 12/01/2025 (Optional Put Date 07/01/2020) (1)	1,000,000	1,000,000
National Park College District,
3.000%, 05/01/2025 (Callable 11/01/2024)	235,000	252,414
Southern Arkansas University:
4.000%, 03/01/2025 (Insured by AGM)	415,000	474,831
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	520,000	591,240
4.000%, 03/01/2026 (Callable 03/01/2025)(Insured by AGM)	270,000	305,934
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	545,000	617,109
4.000%, 03/01/2027 (Callable 03/01/2025)(Insured by AGM)	275,000	310,448
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	165,000	186,359
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	100,000	112,460
University of Central Arkansas:
4.000%, 11/01/2027 (Callable 11/01/2025)(Insured by BAM)	340,000	382,905
4.000%, 11/01/2028 (Callable 11/01/2025)(Insured by BAM)	250,000	280,815
4.000%, 11/01/2031 (Callable 11/01/2025)(Insured by BAM)	885,000	982,615
Total Arkansas (Cost $19,897,583)		20,792,041	3.4%

California
Acalanes Union High School District:
0.000%, 08/01/2028 (7)	105,000	111,869
0.000%, 08/01/2032 (7)	365,000	438,683
0.000%, 08/01/2035 (Callable 08/01/2029) (7)	150,000	169,149
0.000%, 08/01/2039 (Callable 08/01/2029) (7)	125,000	139,451
Bay Area Toll Authority,
1.210%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%) (Callable 10/01/2023)(Mandatory Tender Date 04/01/2024) (2)	650,000	648,602
Beaumont Unified School District,
0.000%, 08/01/2041 (Pre-refunded to 08/01/2026)(Insured by AGM) (7)	90,000	117,289
Burbank Unified School District,
0.000%, 02/01/2038 (Callable 08/01/2028) (7)	210,000	222,096
California Health Facilities Financing Authority,
5.250%, 03/01/2041 (Callable 03/01/2021)	135,000	137,642
California Municipal Finance Authority:
3.000%, 01/01/2021	230,000	229,977
5.000%, 08/01/2023	400,000	419,156
5.000%, 08/01/2024	400,000	423,244
5.000%, 10/01/2026	300,000	343,134
4.000%, 01/01/2048 (Callable 01/01/2028)	200,000	226,548
California Public Finance Authority:
5.000%, 10/15/2020	180,000	182,043
5.000%, 10/15/2021	200,000	210,184
California Statewide Communities Development Authority,
0.463%, 04/01/2028 (Insured by NATL) (1)(5)	700,000	700,000
Calipatria California Unified School District,
0.000%, 08/01/2026	100,000	89,917
Campbell Union School District,
0.000%, 08/01/2035 (Callable 08/01/2026) (7)	380,000	449,669
Carlsbad Unified School District,
0.000%, 08/01/2031 (7)	115,000	154,332
Chawanakee Unified School District:
4.000%, 08/01/2026 (Insured by BAM) (7)	110,000	130,093
4.000%, 08/01/2027 (Callable 08/01/2026)(Insured by BAM) (7)	100,000	117,759
4.000%, 08/01/2028 (Callable 08/01/2026)(Insured by BAM) (7)	75,000	87,984
4.000%, 08/01/2029 (Callable 08/01/2026)(Insured by BAM) (7)	80,000	93,351
City & County of San Francisco CA,
1.300%, 07/01/2023 (Mandatory Tender Date 01/01/2023) (1)	400,000	404,704
City of Redding CA,
0.460%, 07/01/2022 (ETM)(Insured by NATL) (1)(5)	85,000	85,000
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM) (7)	300,000	357,360
Denair Unified School District,
0.000%, 08/01/2031 (Insured by AGM) (7)	130,000	171,755
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029 (Callable 09/01/2027)(Insured by BAM)	300,000	374,133
East Bay Municipal Utility District,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	556,120
El Rancho Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2028)(Insured by AGM) (7)	475,000	563,568
Encinitas Union School District,
0.000%, 08/01/2031 (7)	105,000	136,081
Enterprise Elementary School District,
0.000%, 08/01/2035 (Callable 08/01/2031) (7)	155,000	213,244
Escondido Union High School District,
0.000%, 08/01/2034 (Insured by AGC) (7)	330,000	520,539
Fresno Joint Powers Financing Authority,
5.000%, 04/01/2027 (Insured by AGM)	305,000	379,679
Hesperia Community Redevelopment Agency Successor Agency,
3.250%, 09/01/2036 (Callable 09/01/2028)(Insured by AGM)	1,700,000	1,831,903
Imperial Community College District,
0.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (7)	140,000	213,699
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	327,352
Lemoore Union High School District,
0.000%, 01/01/2021 (Insured by AMBAC)	100,000	99,653
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	101,063
5.000%, 11/15/2029	50,000	62,738
Los Alamitos Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2031) (7)	500,000	532,605
Mount Diablo Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM) (7)	175,000	189,728
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029 (Insured by AGC) (7)	210,000	260,043
Oak Park Unified School District:
0.000%, 08/01/2031 (7)	110,000	150,334
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (7)	110,000	156,442
Pajaro Valley Unified School District:
5.000%, 08/01/2032 (Callable 07/21/2020)(Insured by BAM)	120,000	120,228
5.000%, 08/01/2033 (Callable 07/21/2020)(Insured by BAM)	300,000	300,558
Palomar Community College District,
0.000%, 08/01/2039 (Callable 08/01/2035) (7)	140,000	174,469
Redondo Beach Unified School District,
6.375%, 08/01/2034 (Callable 08/01/2026) (7)	590,000	769,502
Reef-Sunset Unified School District,
0.000%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM) (7)	200,000	219,974
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029 (Callable 11/01/2025)	300,000	357,003
Rio Hondo Community College District:
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	145,000	185,832
0.000%, 08/01/2042 (Callable 08/01/2034) (7)	415,000	539,521
Riverside County Redevelopment Successor Agency,
0.000%, 10/01/2041 (Callable 10/01/2026)(Insured by BAM) (7)	100,000	108,894
Sacramento City Unified School District,
5.000%, 07/01/2025 (Callable 07/01/2024)	505,000	578,124
San Diego Unified School District,
4.000%, 07/01/2032 (Callable 07/01/2026)	165,000	191,506
San Jacinto Unified School District,
3.000%, 09/01/2028 (Insured by BAM)	400,000	422,096
San Mateo Foster City School District,
0.000%, 08/01/2026 (7)	75,000	83,400
Santa Barbara Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2033) (7)	470,000	650,414
Santa Paula Union High School District,
0.000%, 08/01/2037 (Callable 08/01/2027) (7)	80,000	87,649
Savanna School District,
0.000%, 08/01/2047 (Callable 08/01/2029)(Insured by AGM) (7)	875,000	925,015
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031 (Callable 08/01/2026) (7)	100,000	120,337
Sebastopol Union School District,
0.000%, 08/01/2042 (Callable 08/01/2031)(Insured by AGM) (7)	135,000	130,259
Solano County Community College District:
0.000%, 08/01/2027 (Callable 08/01/2025) (7)	245,000	258,749
0.000%, 08/01/2028 (Callable 08/01/2025) (7)	80,000	84,198
0.000%, 08/01/2030 (Callable 08/01/2025) (7)	210,000	218,845
0.000%, 08/01/2041 (Callable 08/01/2028) (7)	325,000	356,636
South Placer Wastewater Authority,
5.000%, 11/01/2034	500,000	712,725
Summerville Union High School District,
0.000%, 08/01/2033 (Callable 08/01/2028)(Insured by BAM) (7)	25,000	26,505
Temecula Valley Unified School District,
4.500%, 08/01/2035 (Callable 08/01/2024)(Insured by BAM) (7)	200,000	220,264
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM) (7)	50,000	55,676
Westside Union School District,
0.000%, 08/01/2028	160,000	142,906
Wiseburn School District,
0.000%, 08/01/2036 (Callable 08/01/2031)(Insured by AGM) (7)	50,000	55,235
Total California (Cost $19,965,260)		21,626,435	3.6%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032 (Callable 03/01/2027)	125,000	149,908
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	2,000,000	2,369,460
Bromley Park Metropolitan District No. 2,
5.000%, 12/01/2023 (Insured by BAM)	225,000	257,101
Canterberry Crossing Metropolitan District II:
5.000%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	235,000	303,899
5.000%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	250,000	321,260
5.000%, 12/01/2032 (Callable 12/01/2028)(Insured by AGM)	530,000	676,646
City & County of Denver CO:
0.000%, 08/01/2030 (Callable 08/01/2026)	500,000	396,615
0.000%, 08/01/2031 (Callable 08/01/2026)	150,000	113,364
0.000%, 08/01/2032 (Callable 08/01/2026)	335,000	241,997
City of Commerce City CO:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by AGM)	100,000	127,769
5.000%, 12/15/2029 (Callable 12/15/2027)(Insured by AGM)	310,000	394,233
5.000%, 12/15/2030 (Callable 12/15/2027)(Insured by AGM)	500,000	632,545
City of Fort Lupton CO:
5.000%, 12/01/2027 (Insured by AGM)	75,000	96,696
5.000%, 12/01/2028 (Callable 12/01/2027)(Insured by AGM)	210,000	269,791
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by AGM)	250,000	319,697
5.000%, 12/01/2030 (Callable 12/01/2027)(Insured by AGM)	350,000	445,253
City of Sheridan CO,
5.000%, 12/01/2042 (Callable 12/01/2025)	1,130,000	1,350,779
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	402,908
4.000%, 11/15/2021	225,000	235,449
5.000%, 10/01/2022	1,300,000	1,372,787
4.000%, 11/15/2022	445,000	472,635
5.000%, 10/01/2023	700,000	755,034
4.000%, 12/15/2025	1,340,000	1,400,099
4.000%, 04/01/2028	540,000	605,194
5.000%, 06/01/2029 (Callable 06/01/2024)	120,000	134,555
5.000%, 08/15/2030 (Callable 08/15/2024)	500,000	565,485
5.000%, 06/01/2031 (Callable 06/01/2024)	40,000	44,576
5.000%, 08/15/2034 (Callable 08/15/2024)	1,000,000	1,117,160
Colorado Health Facilities Authority:
5.000%, 12/01/2020	160,000	161,625
5.000%, 12/01/2023	90,000	96,889
5.000%, 02/01/2025 (Pre-refunded to 02/01/2021)	100,000	102,718
5.000%, 06/01/2027 (ETM)	750,000	964,950
4.500%, 12/01/2033 (Callable 07/31/2020)	125,000	125,104
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	20,000	21,635
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	200,000	223,494
5.000%, 08/01/2049 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	3,130,000	3,681,913
Colorado Housing & Finance Authority:
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	365,000	394,598
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	2,415,000	2,691,469
Colorado School of Mines,
5.000%, 12/01/2029 (Callable 12/01/2027)(Insured by ST AID)	125,000	159,338
County of Moffat CO,
2.000%, 03/01/2036 (Mandatory Tender Date 10/03/2022) (1)	50,000	51,028
Denver City & County School District No. 1:
5.000%, 12/01/2030 (Callable 03/01/2021)	395,000	406,332
5.000%, 12/01/2031 (Callable 03/01/2021)	595,000	611,910
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	462,708
5.000%, 12/01/2027	340,000	405,566
E-470 Public Highway Authority:
0.000%, 09/01/2029 (Insured by NATL)	2,550,000	2,204,118
1.172%, 09/01/2039 (1 Month LIBOR USD + 1.050%) (Callable 03/01/2021)(Mandatory Tender Date 09/01/2021) (2)	500,000	500,155
El Paso County School District No. 3,
5.000%, 12/01/2030 (Callable 12/01/2022)(Insured by ST AID)	250,000	276,768
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	110,000	114,921
Glen Metropolitan District No. 2,
2.000%, 12/01/2030 (Insured by BAM)	320,000	314,112
Grand River Hospital District:
5.250%, 12/01/2030 (Callable 12/01/2028)(Insured by AGM)	350,000	426,815
5.250%, 12/01/2031 (Callable 12/01/2028)(Insured by AGM)	1,190,000	1,432,165
Regional Transportation District,
5.000%, 11/01/2033 (Callable 11/01/2027)	500,000	621,085
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	183,000	182,998
State of Colorado,
4.000%, 03/15/2030 (Pre-refunded to 03/15/2022)	190,000	201,394
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	278,558
Stetson Ridge Metropolitan District No. 3,
2.000%, 12/01/2030 (Insured by AGM)	1,000,000	993,600
Vauxmont Metropolitan District:
5.000%, 12/15/2028 (Callable 12/15/2024)(Insured by AGM)	125,000	146,562
5.000%, 12/15/2029 (Callable 12/15/2024)(Insured by AGM)	125,000	146,129
5.000%, 12/15/2030 (Callable 12/15/2024)(Insured by AGM)	125,000	145,645
5.000%, 12/15/2031 (Callable 12/15/2024)(Insured by AGM)	135,000	156,727
Vista Ridge Metropolitan District:
5.000%, 12/01/2025 (Insured by BAM)	600,000	725,268
5.000%, 12/01/2026 (Insured by BAM)	460,000	569,751
Total Colorado (Cost $33,653,915)		35,570,943	5.9%

Connecticut
City of Hartford CT,
5.000%, 04/01/2027 (Callable 04/01/2023)(Insured by BAM)	550,000	602,234
Connecticut Housing Finance Authority:
4.000%, 11/15/2047 (Callable 11/15/2026)	165,000	177,590
4.000%, 05/15/2049 (Callable 11/15/2028)	1,470,000	1,648,193
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026	500,000	601,755
5.000%, 11/01/2026 (Callable 11/01/2022)	135,000	148,010
5.000%, 07/01/2030 (Callable 07/01/2021)	50,000	51,221
4.250%, 07/01/2031 (Callable 07/01/2022)	1,050,000	1,075,536
5.000%, 07/01/2034 (Callable 07/01/2022)	40,000	41,774
Connecticut State Higher Education Supplement Loan Authority:
5.000%, 11/15/2021 (6)	825,000	860,533
5.000%, 11/15/2027 (Callable 11/15/2026)	125,000	146,277
3.000%, 11/15/2035 (Callable 11/15/2026) (6)	850,000	838,338
State of Connecticut:
5.000%, 04/15/2024	175,000	202,640
5.000%, 10/01/2027 (Callable 10/01/2023)	685,000	774,564
5.000%, 07/15/2030 (Callable 07/15/2023)	225,000	249,860
5.000%, 10/15/2032 (Callable 10/15/2022)	960,000	1,035,696
5.000%, 09/01/2033 (Callable 09/01/2026)	300,000	357,843
5.000%, 05/01/2034 (Callable 05/01/2030)	1,500,000	1,924,845
University of Connecticut:
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,000,000	1,216,520
5.000%, 02/15/2031 (Callable 02/15/2021)	100,000	102,368
Total Connecticut (Cost $11,574,805)		12,055,797	2.0%

District of Columbia
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021 (Mandatory Tender Date 09/01/2020) (1)	825,000	826,774
3.500%, 06/15/2023	265,000	275,899
District of Columbia Water & Sewer Authority,
5.000%, 10/01/2037 (Callable 04/01/2026)	275,000	330,701
Metropolitan Washington Airports Authority:
0.000%, 10/01/2029 (Insured by AGC)	110,000	88,759
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	292,960
6.500%, 10/01/2041 (Callable 10/01/2026)(Insured by AGC) (7)	355,000	438,049
6.500%, 10/01/2044 (Callable 10/01/2028) (7)	665,000	859,206
6.500%, 10/01/2044 (Callable 10/01/2028)(Insured by AGM) (7)	960,000	1,233,754
Total District of Columbia (Cost $4,150,433)		4,346,102	0.7%

Florida
Capital Trust Agency, Inc.,
5.000%, 12/15/2029 (Callable 06/15/2026)	400,000	445,836
City of Fort Myers FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	475,000	576,403
4.000%, 12/01/2037 (Callable 12/01/2025)	1,000,000	1,095,740
4.000%, 12/01/2038 (Callable 12/01/2025)	500,000	546,845
City of Jacksonville FL:
4.000%, 10/01/2033 (Callable 10/01/2026)	1,895,000	2,120,524
0.110%, 08/01/2036 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	1,000,000	1,000,000
City of Orlando FL:
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	101,173
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	775,000	911,206
City of Tallahassee FL:
5.000%, 12/01/2029 (Callable 12/01/2025)	585,000	667,608
5.000%, 10/01/2033 (Callable 10/01/2025)	1,250,000	1,504,637
5.000%, 10/01/2034 (Callable 10/01/2024)	500,000	586,800
County of Jackson FL,
0.180%, 07/01/2022 (Optional Put Date 07/01/2020) (1)	1,630,000	1,630,000
County of Miami-Dade FL:
5.000%, 04/01/2027 (Callable 04/01/2026)	120,000	147,439
5.000%, 10/01/2032 (Callable 10/01/2026)	135,000	159,757
6.875%, 10/01/2034 (Callable 10/01/2029)(Insured by AGC) (7)	255,000	371,874
7.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGC) (7)	390,000	568,815
Florida Department of Management Services,
5.000%, 11/01/2029	2,000,000	2,670,920
Florida Development Finance Corp.:
5.000%, 04/01/2028	300,000	369,228
5.000%, 04/01/2029	250,000	311,562
Florida Higher Educational Facilities Financial Authority,
5.000%, 10/01/2023	500,000	540,160
Florida Housing Finance Corp.:
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	2,000,000	2,247,640
4.350%, 01/01/2046 (Callable 01/01/2024)	380,000	397,571
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	1,180,000	1,266,341
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	230,000	244,563
4.000%, 07/01/2049 (Callable 07/01/2027)(Insured by GNMA)	195,000	212,094
Florida Municipal Loan Council,
5.000%, 10/01/2026	90,000	112,371
Florida Municipal Power Agency,
4.000%, 10/01/2030 (Callable 10/01/2027)	500,000	583,845
Highlands County Health Facilities Authority,
0.110%, 11/15/2037 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	4,000,000	4,000,000
Highlands County School Board,
3.625%, 03/01/2031 (Callable 03/01/2025)(Insured by BAM)	150,000	162,198
Hillsborough County Aviation Authority,
5.000%, 10/01/2035 (Callable 10/01/2024)	500,000	563,790
Hillsborough County Industrial Development Authority,
0.170%, 11/15/2042 (Optional Put Date 07/01/2020) (1)	1,000,000	1,000,000
JEA Water & Sewer System Revenue:
5.000%, 10/01/2028 (Callable 10/01/2027)	700,000	895,594
5.000%, 10/01/2032 (Callable 10/01/2027)	680,000	852,122
Manatee County School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	101,178
Martin County Health Facilities Authority:
3.370%, 11/15/2021 (ETM)	295,000	307,036
5.000%, 11/15/2023 (ETM)	260,000	299,325
Miami Health Facilities Authority,
5.000%, 07/01/2021	165,000	163,738
Miami-Dade County Expressway Authority,
5.000%, 07/01/2022	310,000	333,160
Miami-Dade County Industrial Development Authority,
5.000%, 01/15/2021	365,000	371,121
Monroe County School District,
5.000%, 10/01/2025 (Insured by AGM)	200,000	243,716
Orange County Convention Center:
5.000%, 10/01/2032 (Callable 10/01/2026)	1,000,000	1,152,780
4.000%, 10/01/2034 (Callable 10/01/2026)	250,000	271,130
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	2,500,000	2,686,650
Orange County School Board:
5.000%, 08/01/2031 (Callable 08/01/2025)	990,000	1,190,386
5.000%, 08/01/2033 (Callable 08/01/2026)	150,000	183,963
Palm Beach County Health Facilities Authority:
5.000%, 05/15/2023	1,160,000	1,203,848
5.000%, 05/15/2024	300,000	314,037
4.750%, 07/01/2025 (Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	130,000
4.000%, 05/15/2035 (Callable 05/15/2025)	175,000	164,313
Pinellas County School Board,
5.000%, 07/01/2033 (Callable 07/01/2027)	515,000	636,365
Reedy Creek Improvement District,
4.000%, 06/01/2035 (Callable 06/01/2027)	1,000,000	1,148,200
School Board of Miami-Dade County,
5.000%, 11/01/2030 (Callable 11/01/2024)	185,000	216,720
University Park Recreation District:
2.750%, 05/01/2021 (Insured by BAM)	260,000	264,100
2.750%, 05/01/2022 (Insured by BAM)	265,000	273,978
2.750%, 05/01/2023 (Insured by BAM)	270,000	283,719
Village Community Development District No. 13,
2.625%, 05/01/2024	500,000	497,730
Village Community Development District No. 7,
4.000%, 05/01/2021	220,000	225,146
Total Florida (Cost $39,886,342)		41,526,995	6.9%
Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	217,098
Burke County Development Authority:
2.250%, 10/01/2032 (Mandatory Tender Date 05/25/2023) (1)	500,000	510,455
2.350%, 10/01/2032 (Mandatory Tender Date 12/11/2020) (1)	100,000	100,509
City of Atlanta GA:
5.000%, 01/01/2025 (Callable 07/31/2020)	225,000	225,855
5.500%, 11/01/2027 (Insured by AGM)	145,000	181,145
5.000%, 01/01/2028 (Callable 07/31/2020)	1,000,000	1,003,690
City of Dahlonega GA,
4.000%, 09/01/2021 (Insured by AGM)	150,000	155,887
Clayton County Development Authority,
4.000%, 07/01/2031 (Callable 07/01/2027)	495,000	555,004
Cobb County Kennestone Hospital Authority,
5.000%, 04/01/2024 (Callable 04/01/2021)	895,000	921,528
Cobb-Marietta Coliseum & Exhibit Hall Authority,
4.000%, 07/01/2020	100,000	100,000
Development Authority of Bulloch County:
5.000%, 07/01/2030	405,000	515,670
5.000%, 07/01/2031 (Callable 07/01/2030)	420,000	531,212
5.000%, 07/01/2032 (Callable 07/01/2030)	445,000	558,333
5.000%, 07/01/2033 (Callable 07/01/2030)	465,000	579,543
Gainesville & Hall County Hospital Authority:
5.000%, 02/15/2022	500,000	530,710
5.000%, 02/15/2029 (Callable 02/15/2027)	485,000	590,934
Georgia Housing & Finance Authority:
3.600%, 12/01/2033 (Callable 06/01/2027)	450,000	494,680
4.000%, 12/01/2039 (Callable 06/01/2026)	540,000	573,124
Main Street Natural Gas, Inc.:
0.945%, 08/01/2048 (1 Month LIBOR USD + 0.830%) (Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	2,000,000	1,985,680
4.000%, 08/01/2049 (Callable 09/01/2024)(Mandatory Tender Date 12/02/2024) (1)	585,000	660,167
Monroe County Development Authority,
2.350%, 10/01/2048 (Mandatory Tender Date 12/11/2020) (1)	190,000	191,480
Total Georgia (Cost $10,971,258)		11,182,704	1.8%

Illinois
Adams & Hancock Counties Community Unit School District No. 4:
4.000%, 12/01/2027 (Callable 12/01/2025)(Insured by BAM)	290,000	328,533
4.000%, 12/01/2029 (Callable 12/01/2025)(Insured by BAM)	310,000	348,480
4.000%, 12/01/2030 (Callable 12/01/2025)(Insured by BAM)	325,000	363,886
4.000%, 12/01/2032 (Callable 12/01/2025)(Insured by BAM)	350,000	388,423
Bourbonnais Township Park District:
4.000%, 12/15/2023 (Insured by BAM)	100,000	109,080
4.000%, 12/15/2024 (Insured by BAM)	125,000	139,033
4.000%, 12/15/2025 (Insured by BAM)	130,000	146,949
Bureau County Township High School District No. 502,
4.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	1,330,000	1,542,494
Chicago Board of Education,
5.000%, 12/01/2023 (Insured by AGM)	1,000,000	1,094,050
Chicago O'Hare International Airport,
5.000%, 01/01/2034 (Callable 01/01/2025)	205,000	231,843
Chicago Park District,
5.000%, 01/01/2024	580,000	643,353
City of Berwyn IL,
4.000%, 12/01/2020	100,000	100,644
City of Chicago IL:
5.000%, 01/01/2024	250,000	263,715
5.000%, 01/01/2025 (Callable 01/01/2024)(Insured by AGM)	110,000	123,287
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	253,927
0.000%, 01/01/2027 (Insured by NATL)	195,000	150,955
0.000%, 01/01/2027 (Insured by NATL)	330,000	270,574
5.000%, 11/01/2028 (Callable 11/01/2027)(Insured by AGM)	625,000	754,625
5.000%, 01/01/2030 (Callable 01/01/2024)(Insured by AGM)	445,000	495,370
0.000%, 01/01/2031 (Insured by NATL)	2,000,000	1,273,660
5.625%, 01/01/2031 (Callable 01/01/2027)	250,000	281,987
5.000%, 11/01/2033 (Callable 11/01/2027)(Insured by AGM)	375,000	439,373
City of Decatur IL:
4.250%, 03/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	276,607
5.000%, 03/01/2034 (Callable 03/01/2026)(Insured by BAM)	855,000	1,008,900
City of Kankakee IL,
4.500%, 05/01/2031 (Callable 05/01/2025)(Insured by AGM)	135,000	151,771
City of Rockford IL,
3.000%, 12/15/2022 (Insured by AGM)	150,000	157,356
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021 (Callable 07/02/2020)(Insured by AGM)	690,000	690,000
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	160,000	177,850
4.000%, 12/01/2026 (Callable 12/01/2024)(Insured by BAM)	130,000	143,872
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	192,136
Cook County School District No. 130:
5.000%, 12/01/2027 (Callable 12/01/2025)(Insured by AGM)	1,195,000	1,452,929
5.000%, 12/01/2028 (Callable 12/01/2025)(Insured by AGM)	1,000,000	1,213,480
Cook County School District No. 163:
6.000%, 12/15/2025 (Insured by BAM)	430,000	536,292
6.000%, 12/15/2027 (Insured by BAM)	1,150,000	1,514,389
Cook County School District No. 83,
5.625%, 06/01/2033	775,000	1,023,101
Darien Park District,
4.150%, 12/15/2026 (Callable 07/31/2020)	200,000	200,540
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	171,087
DuPage County High School District No. 87,
5.000%, 01/01/2029 (Callable 01/01/2025)	315,000	374,321
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027 (Callable 12/01/2026)(Insured by AGM)	600,000	749,892
Governors State University,
5.000%, 07/01/2020 (Insured by BAM)	190,000	190,000
Hampshire Special Service Area No. 13:
3.000%, 03/01/2027 (Insured by BAM)	130,000	139,728
3.000%, 03/01/2028 (Callable 03/01/2027)(Insured by BAM)	140,000	149,398
3.000%, 03/01/2029 (Callable 03/01/2027)(Insured by BAM)	100,000	105,814
3.250%, 03/01/2032 (Callable 03/01/2027)(Insured by BAM)	165,000	174,192
3.300%, 03/01/2033 (Callable 03/01/2027)(Insured by BAM)	175,000	184,209
3.350%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	185,000	194,579
3.400%, 03/01/2035 (Callable 03/01/2027)(Insured by BAM)	195,000	205,060
3.450%, 03/01/2036 (Callable 03/01/2027)(Insured by BAM)	205,000	215,336
3.500%, 03/01/2037 (Callable 03/01/2027)(Insured by BAM)	215,000	225,989
Henry & Whiteside Counties Community Unit School District No. 228,
5.000%, 08/15/2031 (Callable 08/15/2025)(Insured by AGM)	270,000	322,742
Huntley Area Public Library District,
5.000%, 02/01/2037 (Callable 02/01/2029)	500,000	626,045
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	180,000	176,756
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	1,000,000	1,061,070
Illinois Educational Facilities Authority,
4.000%, 11/01/2036 (Callable 11/01/2022)	645,000	688,325
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	102,652
5.000%, 10/01/2021	170,000	174,631
5.000%, 10/01/2023	105,000	110,400
5.000%, 11/01/2024	1,100,000	1,213,135
5.000%, 01/01/2029 (Callable 01/01/2027)	475,000	568,437
5.000%, 02/15/2029 (Callable 02/15/2027)	3,275,000	4,034,374
5.000%, 01/01/2030 (Callable 01/01/2027)	90,000	107,014
5.000%, 08/01/2030 (Pre-refunded to 08/01/2024)	1,065,000	1,258,340
4.000%, 05/15/2034 (Callable 05/15/2026)	200,000	216,632
1.470%, 05/01/2036 (1 Month LIBOR USD + 1.350%) (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021) (2)	300,000	300,135
4.000%, 12/01/2040 (Callable 12/01/2027)	270,000	301,144
4.000%, 12/01/2042 (Callable 12/01/2027)	275,000	305,256
Illinois Housing Development Authority:
3.500%, 08/01/2031 (Callable 08/01/2027)(Insured by GNMA)	465,000	516,852
3.100%, 02/01/2035 (Callable 02/01/2026)	935,000	986,116
2.450%, 06/01/2043 (Callable 01/01/2023)(Insured by GNMA)	572,148	580,072
4.250%, 10/01/2049 (Callable 04/01/2028)	1,905,000	2,113,331
Illinois Sports Facilities Authority:
5.000%, 06/15/2029 (Insured by BAM)	2,500,000	2,985,125
5.000%, 06/15/2030 (Callable 06/15/2029)(Insured by BAM)	1,155,000	1,369,934
Illinois State University,
5.000%, 04/01/2031 (Callable 04/01/2028)(Insured by AGM)	500,000	585,380
Joliet Park District:
4.000%, 02/01/2030 (Callable 02/01/2024)(Insured by BAM)	250,000	265,935
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	365,000	379,501
Kankakee County School District No. 111,
4.000%, 01/01/2025 (Insured by BAM)	480,000	537,211
Kendall & Kane Counties Community Unit School District No. 115,
0.000%, 01/01/2022 (Insured by NATL)	1,090,000	1,077,269
Kendall Kane & Will Counties Community Unit School District No. 308:
4.000%, 02/01/2030 (Callable 02/01/2025)	2,050,000	2,173,984
4.750%, 10/01/2031 (Callable 10/01/2023)	1,000,000	1,089,280
Knox & Warren Counties Community Unit School District No. 205:
6.000%, 01/01/2030 (Callable 01/01/2021)	285,000	292,701
6.125%, 01/01/2036 (Callable 01/01/2021)	1,400,000	1,438,850
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032 (Callable 12/01/2023)(Insured by AGM)	685,000	746,766
Medinah Park District,
4.250%, 01/01/2028 (Callable 01/01/2024)	190,000	207,915
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	110,000	117,944
5.700%, 06/15/2025 (Pre-refunded to 06/15/2022)(Insured by NATL) (7)	15,000	16,669
5.700%, 06/15/2025 (Callable 06/15/2022)(Insured by NATL) (7)	50,000	53,786
0.000%, 06/15/2029 (Insured by NATL)	1,700,000	1,259,224
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031 (Callable 12/01/2021)	1,010,000	1,061,510
5.000%, 12/01/2034 (Callable 12/01/2026)	1,500,000	1,753,575
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021 (Insured by BAM)	100,000	103,574
Ogle & Winnebago Counties Community Unit School District No. 223:
5.000%, 12/01/2023 (Insured by BAM)	415,000	472,548
5.000%, 12/01/2024 (Insured by BAM)	100,000	116,912
Peoria City School District No. 150,
5.000%, 01/01/2026 (Insured by BAM)	330,000	397,960
Peoria County Community Unit School District No. 323,
4.250%, 04/01/2032 (Callable 04/01/2022)	415,000	434,380
Richland County Community Unit School District No. 1:
5.000%, 12/01/2030 (Callable 12/01/2024)(Insured by AGM)	155,000	181,945
4.000%, 12/01/2033 (Callable 12/01/2024)(Insured by AGM)	1,750,000	1,906,258
Shelby Christian Macon Counties Community School District No. 21,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	155,000	168,876
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	197,240
St. Clair County Community Unit School District No. 187,
4.000%, 01/01/2028 (Insured by AGM)	175,000	204,242
St. Clair County School District No. 118:
0.000%, 12/01/2020 (ETM)(Insured by NATL)	115,000	114,805
0.000%, 12/01/2020 (Insured by NATL)	170,000	169,412
State of Illinois:
5.000%, 08/01/2020	1,650,000	1,653,118
4.875%, 05/01/2021	1,000,000	1,018,460
5.000%, 01/01/2022 (Callable 07/31/2020)	220,000	220,370
5.000%, 02/01/2024	460,000	489,192
5.000%, 04/01/2024	450,000	479,569
6.000%, 06/15/2024 (Insured by NATL)	100,000	112,483
5.000%, 05/01/2027 (Callable 05/01/2024)	650,000	685,679
5.000%, 06/15/2027 (Callable 06/15/2021)	1,500,000	1,528,620
5.250%, 07/01/2028 (Callable 07/01/2023)	175,000	183,300
5.500%, 07/01/2033 (Callable 07/01/2023)	410,000	429,926
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	2,500,000	2,561,600
Tazewell County School District No. 51,
9.000%, 12/01/2026 (Insured by NATL)	1,060,000	1,562,928
University of Illinois,
5.000%, 10/01/2021	700,000	735,056
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	600,000	678,432
5.000%, 12/01/2024	485,000	563,153
4.000%, 01/01/2031 (Callable 01/01/2027) (3)	170,000	167,280
Village of Crestwood IL:
4.000%, 12/15/2021 (Insured by BAM)	250,000	261,792
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	216,836
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	330,000	369,333
Village of Franklin Park IL:
5.000%, 04/01/2023 (Insured by BAM)	460,000	509,289
4.000%, 07/01/2029 (Callable 07/01/2025)(Insured by AGM)	450,000	507,825
Village of River Grove IL:
4.000%, 12/15/2027 (Callable 12/15/2026)(Insured by BAM)	135,000	153,001
4.000%, 12/15/2028 (Callable 12/15/2026)(Insured by BAM)	205,000	231,588
Village of Stone Park IL:
4.750%, 02/01/2029 (Callable 02/01/2023)(Insured by BAM)	230,000	244,237
4.750%, 02/01/2031 (Callable 02/01/2023)(Insured by BAM)	310,000	327,940
4.750%, 02/01/2032 (Callable 02/01/2023)(Insured by BAM)	275,000	290,268
4.750%, 02/01/2033 (Callable 02/01/2023)(Insured by BAM)	190,000	200,116
5.000%, 02/01/2035 (Callable 02/01/2029)(Insured by BAM)	300,000	352,329
5.000%, 02/01/2036 (Callable 02/01/2029)(Insured by BAM)	225,000	263,169
4.000%, 02/01/2037 (Callable 02/01/2029)(Insured by BAM)	185,000	201,618
4.000%, 02/01/2038 (Callable 02/01/2029)(Insured by BAM)	150,000	162,984
Will County Community High School District No. 210:
0.000%, 01/01/2023 (Insured by AGM)	140,000	134,827
0.000%, 01/01/2026 (Insured by AGM)	265,000	238,367
0.000%, 01/01/2027 (Insured by BAM)	1,120,000	977,883
0.000%, 01/01/2027 (Insured by AGM)	115,000	100,408
0.000%, 01/01/2028 (Insured by BAM)	1,140,000	967,974
0.000%, 01/01/2028 (Insured by AGM)	180,000	152,838
0.000%, 01/01/2029	40,000	30,262
0.000%, 01/01/2033 (Insured by BAM)	175,000	123,391
3.375%, 01/01/2033 (Callable 01/01/2023)	80,000	80,361
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	400,000	439,404
Will County Community Unit School District No. 365,
0.000%, 11/01/2021 (Insured by AGM)	505,000	501,627
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	143,869
6.250%, 01/01/2031 (Callable 01/01/2021)	300,000	308,631
Total Illinois (Cost $76,868,918)		80,768,572	13.4%
Indiana
Bloomington Redevelopment District:
5.000%, 02/01/2025	325,000	380,624
5.000%, 08/01/2025	335,000	395,678
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Callable 08/01/2022)	250,000	262,860
City of Jeffersonville IN,
5.000%, 01/01/2030 (Callable 01/01/2028)(Insured by BAM)	325,000	417,216
City of Lawrence IN,
5.000%, 01/01/2027 (Insured by BAM)	385,000	478,370
East Allen Multi School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2023)(Insured by ST AID)	165,000	183,622
Evansville Park District:
5.000%, 08/15/2035 (Callable 02/15/2028)(Insured by BAM)	150,000	188,164
5.000%, 08/15/2036 (Callable 02/15/2028)(Insured by BAM)	1,335,000	1,666,494
Franklin Township Community School Corp.,
5.000%, 01/15/2035 (Callable 01/15/2023)(Insured by ST AID)	845,000	920,636
Hammond Local Public Improvement Bond Bank,
2.375%, 12/31/2020	1,000,000	1,006,260
Hammond Multi-School Building Corp.,
4.500%, 07/15/2026 (Callable 01/15/2024)(Insured by ST AID)	625,000	705,181
Hammond Sanitary District:
5.000%, 01/15/2022 (Insured by BAM)	285,000	305,514
5.000%, 07/15/2026 (Insured by BAM)	610,000	750,483
5.000%, 01/15/2028 (Callable 07/15/2027)(Insured by BAM)	295,000	369,160
Indiana Bond Bank:
0.770%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%) (2)	125,000	123,360
1.787%, 10/15/2022 (3 Month LIBOR USD + 0.970%) (2)	510,000	507,011
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	198,295
5.000%, 10/01/2032 (Callable 10/01/2023)	3,520,000	3,566,605
4.000%, 05/01/2035 (Callable 05/01/2023)	290,000	303,244
3.750%, 10/01/2037 (Callable 10/01/2023)	215,000	180,856
0.200%, 11/01/2037 (Optional Put Date 07/01/2020) (1)	1,000,000	1,000,000
3.750%, 10/01/2042 (Callable 10/01/2023)	140,000	111,367
5.500%, 08/15/2045 (Callable 08/15/2020)	225,000	225,630
Indiana Health & Educational Facilities Financing Authority:
1.750%, 11/15/2031 (Pre-refunded to 11/02/2021) (1)	10,000	10,176
1.750%, 11/15/2031 (Mandatory Tender Date 11/02/2021) (1)	765,000	776,460
Indiana Municipal Power Agency,
5.000%, 01/01/2032 (Callable 01/01/2025)	1,000,000	1,168,010
Indiana University,
4.000%, 08/01/2035 (Callable 08/01/2027)	80,000	92,938
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Callable 01/01/2025)	500,000	588,325
IPS Multi-School Building Corp.,
5.000%, 07/15/2026 (Callable 01/15/2025)(Insured by ST AID)	925,000	1,098,539
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029 (Insured by ST AID)	1,000,000	1,321,390
Loogootee School Building Corp.,
4.000%, 07/15/2026 (Insured by ST AID)	135,000	157,699
Munster School Building Corp.:
5.000%, 07/15/2021 (Insured by ST AID)	130,000	135,802
4.000%, 07/15/2024 (Insured by ST AID)	170,000	190,618
North Montgomery High School Building Corp.,
5.000%, 07/15/2033 (Callable 07/15/2026)(Insured by ST AID)	165,000	200,137
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029 (Callable 07/15/2026)(Insured by ST AID)	220,000	272,538
Taylor Community School Building Corp.,
0.000%, 07/15/2029 (Callable 07/15/2025)(Insured by ST AID)	360,000	290,992
Tipton County Jail Building Corp.,
5.000%, 01/15/2027 (Insured by ST AID)	245,000	304,702
Tri-Creek 2002 High School Building Corp.,
4.000%, 07/15/2039 (Callable 07/15/2028)(Insured by ST AID)	345,000	393,800
Westfield High School Building Corp.:
5.000%, 01/15/2029 (Callable 01/15/2026)(Insured by ST AID)	250,000	304,732
5.000%, 01/15/2030 (Callable 01/15/2026)(Insured by ST AID)	300,000	364,521
5.000%, 07/15/2031 (Callable 01/15/2026)(Insured by ST AID)	150,000	181,514
Total Indiana (Cost $21,214,921)		22,099,523	3.7%

Iowa
City of Coralville IA,
4.000%, 05/01/2022	100,000	101,621
City of Greenfield IA,
4.000%, 09/01/2036 (Callable 09/01/2026)(Insured by AGM)	200,000	232,192
County of Carroll IA,
5.000%, 06/01/2035 (Callable 06/01/2027)	645,000	788,583
Iowa Finance Authority:
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,965,000	2,206,106
2.875%, 05/15/2049 (Callable 11/15/2020)	450,000	436,437
Iowa Higher Education Loan Authority,
3.750%, 05/19/2021	2,000,000	2,023,060
Total Iowa (Cost $5,667,013)		5,787,999	0.9%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	525,000	498,792
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	332,687
4.000%, 12/01/2021	360,000	368,431
5.000%, 12/01/2022	140,000	148,586
City of Wichita KS,
3.000%, 09/01/2023 (Callable 09/01/2022)	415,000	419,934
Kansas Independent College Finance Authority,
5.000%, 05/01/2021	1,600,000	1,629,264
Total Kansas (Cost $3,372,029)		3,397,694	0.6%

Kentucky
Kentucky Economic Development Finance Authority:
0.000%, 10/01/2025 (Insured by NATL)	420,000	375,917
0.000%, 10/01/2026 (Insured by NATL)	475,000	411,022
0.000%, 10/01/2027 (Insured by NATL)	350,000	293,338
0.000%, 10/01/2028 (Insured by NATL)	250,000	202,953
Kentucky Public Energy Authority:
4.000%, 01/01/2049 (Callable 10/01/2024)(Mandatory Tender Date 01/01/2025) (1)	500,000	550,720
1.415%, 12/01/2049 (1 Month LIBOR USD + 1.300%) (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	2,000,000	1,979,200
4.000%, 12/01/2049 (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (1)	2,865,000	3,217,195
Paducah Electric Plant Board,
5.000%, 10/01/2032 (Callable 10/01/2026)(Insured by AGM)	1,000,000	1,196,410
Total Kentucky (Cost $7,579,346)		8,226,755	1.4%

Louisiana
City of Shreveport LA,
5.000%, 08/01/2023 (Insured by BAM)	350,000	390,320
Louisiana Housing Corp.,
4.500%, 12/01/2047 (Callable 12/01/2027)	195,000	216,347
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 10/01/2023 (Insured by BAM)	200,000	223,894
5.000%, 10/01/2024 (Insured by BAM)	100,000	114,831
Louisiana Stadium & Exposition District,
5.000%, 07/03/2023 (Callable 01/01/2023)	1,000,000	1,066,810
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035 (Callable 03/01/2027)	100,000	115,024
4.000%, 03/01/2036 (Callable 03/01/2027)	115,000	131,830
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034 (Insured by AGM)	715,000	526,090
Total Louisiana (Cost $2,615,607)		2,785,146	0.5%

Maine
Maine Health & Higher Educational Facilities Authority,
4.000%, 07/01/2037 (Callable 07/01/2029)	230,000	264,801
Maine State Housing Authority:
4.250%, 11/15/2040 (Callable 11/15/2024)	500,000	536,700
3.500%, 11/15/2045 (Callable 05/15/2025)	140,000	146,685
4.000%, 11/15/2045 (Callable 11/15/2025)	315,000	333,049
3.500%, 11/15/2046 (Callable 11/15/2025)	30,000	31,283
3.500%, 11/15/2047 (Callable 11/15/2026)	755,000	803,426
4.000%, 11/15/2049 (Callable 05/15/2028)	490,000	537,452
4.000%, 11/15/2050 (Callable 05/15/2029)	1,010,000	1,130,685
Total Maine (Cost $3,692,024)		3,784,081	0.6%

Maryland
County of Baltimore MD:
3.000%, 09/01/2027 (Callable 09/01/2022)	1,000,000	1,037,500
3.000%, 09/01/2029 (Callable 09/01/2022)	1,150,000	1,190,146
Maryland Community Development Administration,
3.500%, 03/01/2050 (Callable 03/01/2029)	605,000	658,192
Total Maryland (Cost $2,845,007)		2,885,838	0.5%

Massachusetts
Massachusetts Development Finance Agency,
5.000%, 09/01/2035 (Callable 09/01/2020)	300,000	302,331
Massachusetts Housing Finance Agency:
4.000%, 12/01/2028 (Callable 06/01/2023)	1,000,000	1,070,860
4.500%, 12/01/2048 (Callable 12/01/2027)	1,895,000	2,103,602
4.000%, 06/01/2049 (Callable 12/01/2028)	980,000	1,079,068
Town of Ashburnham MA,
4.250%, 07/01/2021 (Callable 07/31/2020)(Insured by AGC)	700,000	702,086
University of Massachusetts Building Authority:
5.000%, 11/01/2039 (Pre-refunded to 11/01/2024)	55,000	65,982
5.000%, 11/01/2039 (Callable 11/01/2024)	270,000	309,849
Total Massachusetts (Cost $5,452,440)		5,633,778	0.9%

Michigan
City of Detroit MI:
5.000%, 07/01/2039 (Pre-refunded to 07/01/2022)(Insured by AGM)	185,000	202,146
5.250%, 07/01/2041 (Pre-refunded to 07/01/2021)	50,000	52,483
City of Monroe MI,
4.000%, 05/01/2031 (Callable 05/01/2024)	150,000	164,184
City of Wyandotte MI,
5.000%, 10/01/2023 (Insured by BAM)	25,000	28,303
Detroit Michigan School District,
5.000%, 05/01/2033 (Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,063,300
Eastern Michigan University,
4.000%, 03/01/2034 (Callable 03/01/2027)(Insured by BAM)	985,000	1,101,358
Flint Hospital Building Authority,
7.375%, 07/01/2035 (Callable 07/01/2020)	180,000	180,000
Flushing Community Schools,
4.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	220,000	266,226
Michigan Finance Authority:
5.000%, 12/01/2021	265,000	273,544
4.000%, 10/01/2024	650,000	679,380
5.000%, 09/01/2029	400,000	493,340
5.000%, 09/01/2030 (Callable 03/01/2030)	440,000	544,205
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	288,287
5.000%, 07/01/2036 (Callable 07/01/2024)(Insured by NATL)	500,000	567,705
5.000%, 07/01/2044 (Callable 07/01/2024)	100,000	105,305
4.000%, 09/01/2045 (Callable 03/01/2030)	925,000	997,964
4.000%, 09/01/2050 (Callable 03/01/2030)	1,000,000	1,074,300
Michigan State Housing Development Authority:
4.250%, 12/01/2049 (Callable 06/01/2028)	1,910,000	2,122,449
3.500%, 12/01/2050 (Callable 06/01/2029)	2,000,000	2,196,140
Pinckney Community Schools,
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	750,000	890,115
Romeo Community School District,
5.000%, 05/01/2029 (Callable 05/01/2026)(Insured by Q-SBLF)	1,000,000	1,231,220
Roseville Community Schools,
5.000%, 05/01/2026 (Insured by Q-SBLF)	400,000	495,564
Swartz Creek Community Schools,
5.000%, 05/01/2039 (Callable 05/01/2029)(Insured by Q-SBLF)	815,000	1,021,586
Trenton Public Schools School District:
5.000%, 05/01/2029 (Callable 05/01/2028)(Insured by Q-SBLF)	135,000	175,780
5.000%, 05/01/2030 (Callable 05/01/2028)(Insured by Q-SBLF)	300,000	388,566
Warren Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	365,682
Wayne County Airport Authority:
5.000%, 12/01/2026	185,000	224,923
5.000%, 12/01/2031 (Callable 12/01/2027)	375,000	453,668
Wayne-Westland Community Schools,
4.000%, 11/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	500,000	573,425
Western Michigan University,
5.000%, 11/15/2029 (Callable 05/15/2025)	250,000	297,530
Total Michigan (Cost $17,772,674)		18,518,678	3.1%

Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	236,770
5.000%, 05/01/2031 (Callable 05/01/2027)	520,000	606,024
Maple River Independent School District No. 2135:
4.000%, 02/01/2037 (Callable 02/01/2030)(Insured by SD CRED PROG)	970,000	1,160,401
4.000%, 02/01/2038 (Callable 02/01/2030)(Insured by SD CRED PROG)	700,000	834,603
Minnesota Housing Finance Agency:
4.375%, 07/01/2026 (Callable 07/01/2021)(Insured by GNMA)	120,000	123,403
3.300%, 07/01/2029 (Callable 07/01/2025)	435,000	477,769
3.600%, 07/01/2033 (Callable 01/01/2023)(Insured by GNMA)	655,000	682,248
4.000%, 01/01/2038 (Callable 01/01/2024)	635,000	676,980
3.800%, 07/01/2038 (Callable 01/01/2023)(Insured by GNMA)	205,000	213,071
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	600,000	640,224
Plymouth Intermediate District No. 287:
4.000%, 02/01/2027	200,000	238,032
4.000%, 02/01/2028 (Callable 02/01/2027)	350,000	412,611
4.000%, 02/01/2037 (Callable 02/01/2027)	250,000	282,098
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2046 (Pre-refunded to 01/01/2024)	480,000	556,603
Total Minnesota (Cost $6,861,204)		7,140,837	1.2%

Mississippi
Biloxi Public School District,
5.000%, 04/01/2026 (Insured by BAM)	500,000	609,315
City of Gulfport MS,
5.000%, 07/01/2027 (Callable 07/01/2026)	500,000	565,055
Copiah-Lincoln Community College District,
2.500%, 09/01/2021 (Insured by MAC)	175,000	178,768
Medical Center Educational Building Corp.,
5.000%, 06/01/2042 (Callable 06/01/2027)	500,000	596,790
Mississippi Development Bank,
5.250%, 03/01/2034 (Callable 03/01/2028)	490,000	613,637
State of Mississippi:
5.000%, 10/15/2028 (Callable 10/15/2025)	1,175,000	1,353,717
5.000%, 10/01/2032 (Callable 10/01/2027)	215,000	271,115
5.000%, 10/15/2034 (Callable 10/15/2025)	1,000,000	1,123,000
West Rankin Utility Authority:
5.000%, 01/01/2028 (Callable 01/01/2025)(Insured by AGM)	110,000	128,490
5.000%, 01/01/2029 (Callable 01/01/2025)(Insured by AGM)	275,000	320,480
5.000%, 01/01/2030 (Callable 01/01/2025)(Insured by AGM)	590,000	685,509
Total Mississippi (Cost $6,047,877)		6,445,876	1.1%

Missouri
Center School District No. 58:
4.000%, 04/15/2030 (Callable 04/15/2027)	210,000	241,735
4.000%, 04/15/2031 (Callable 04/15/2027)	220,000	251,702
City of Dardenne Prairie MO,
4.000%, 08/01/2028	945,000	1,046,616
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 02/01/2025 (Callable 02/01/2024)	45,000	47,391
5.000%, 09/01/2025	365,000	421,484
5.000%, 09/01/2026	410,000	480,664
5.000%, 09/01/2027	280,000	334,398
5.000%, 06/01/2031 (Callable 06/01/2024)	50,000	56,122
5.000%, 02/01/2035 (Callable 02/01/2024)	200,000	205,864
5.250%, 10/01/2041 (Pre-refunded to 10/01/2021)	100,000	106,209
Industrial Development Authority of the City of St. Louis,
4.750%, 11/15/2047 (Callable 11/15/2026)	500,000	424,750
Jackson County School District No. R-IV,
6.000%, 03/01/2038 (Callable 03/01/2029)(Insured by ST AID)	1,005,000	1,386,016
Missouri Housing Development Commission:
3.700%, 11/01/2035 (Callable 05/01/2025)(Insured by GNMA)	110,000	118,298
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	605,000	625,667
Missouri Southern State University:
5.000%, 10/01/2028 (Insured by AGM)	100,000	122,411
5.000%, 10/01/2029 (Insured by AGM)	105,000	130,431
5.000%, 10/01/2030 (Callable 10/01/2029)(Insured by AGM)	135,000	166,659
5.000%, 10/01/2031 (Callable 10/01/2029)(Insured by AGM)	145,000	177,834
5.000%, 10/01/2032 (Callable 10/01/2029)(Insured by AGM)	155,000	188,737
4.000%, 10/01/2033 (Callable 10/01/2029)(Insured by AGM)	110,000	123,681
4.000%, 10/01/2034 (Callable 10/01/2029)(Insured by AGM)	115,000	128,873
4.000%, 10/01/2035 (Callable 10/01/2029)(Insured by AGM)	125,000	139,446
4.000%, 10/01/2036 (Callable 10/01/2029)(Insured by AGM)	150,000	166,641
4.000%, 10/01/2038 (Callable 10/01/2029)(Insured by AGM)	140,000	154,550
4.000%, 10/01/2039 (Callable 10/01/2029)(Insured by AGM)	110,000	121,095
Missouri State Board of Public Buildings,
3.000%, 10/01/2026 (Callable 10/01/2020)	300,000	301,671
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	295,000	316,697
Public Water Supply District No. 1,
4.000%, 07/01/2029 (Callable 07/01/2026)	145,000	167,124
St. Louis Land Clearance for Redevelopment Authority,
5.000%, 10/01/2035 (Callable 10/01/2029) (7)	400,000	351,720
Total Missouri (Cost $8,313,423)		8,504,486	1.4%

Montana
Montana Board of Housing:
3.600%, 12/01/2030 (Callable 06/01/2022)	375,000	388,054
3.750%, 12/01/2038 (Callable 12/01/2027)(Insured by FHA)	480,000	525,921
Yellowstone County School District No. 8,
5.000%, 07/01/2027	225,000	286,025
Total Montana (Cost $1,115,040)		1,200,000	0.2%

Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027 (Callable 09/01/2022)	340,000	363,732
5.000%, 09/01/2042 (Callable 09/01/2022)	585,000	625,833
5.000%, 03/01/2050 (Callable 10/01/2023)(Mandatory Tender Date 01/01/2024) (1)	550,000	617,776
Colfax County School District No. 123,
4.000%, 12/15/2030 (Callable 05/22/2024)	225,000	250,846
Lincoln County Hospital Authority No. 1,
4.000%, 11/01/2037 (Pre-refunded to 11/01/2021)	150,000	157,035
Nebraska Investment Finance Authority:
3.500%, 09/01/2036 (Callable 03/01/2025)	395,000	415,374
3.500%, 09/01/2046 (Callable 03/01/2025)	120,000	126,786
Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027 (Pre-refunded to 06/15/2022)	150,000	160,858
4.000%, 12/15/2028 (Pre-refunded to 06/15/2022)	210,000	225,202
Scotts Bluff County School District No. 16:
5.000%, 12/01/2033 (Pre-refunded to 05/30/2022)	430,000	468,223
5.000%, 12/01/2034 (Pre-refunded to 05/30/2022)	300,000	326,667
Village of Boys Town NE,
3.000%, 09/01/2028	1,675,000	1,903,403
Total Nebraska (Cost $5,282,632)		5,641,735	0.9%

Nevada
City of Carson City NV,
5.000%, 09/01/2033 (Callable 09/01/2027)	250,000	289,282
City of Las Vegas NV Special Improvement District No. 815:
4.000%, 12/01/2020 (6)	75,000	75,605
4.000%, 12/01/2021 (6)	100,000	102,624
3.000%, 12/01/2022 (6)	100,000	101,784
Clark County School District,
5.000%, 06/15/2032 (Callable 06/15/2027)(Insured by BAM)	450,000	548,618
Nevada Housing Division:
4.400%, 04/01/2029 (Callable 10/01/2021)(Insured by GNMA)	435,000	450,647
4.000%, 04/01/2049 (Callable 10/01/2028)(Insured by GNMA)	1,960,000	2,163,350
State of Nevada,
5.000%, 06/01/2033 (Callable 12/01/2023)	300,000	338,679
Washoe County School District,
5.000%, 05/01/2030 (Callable 05/01/2027)	525,000	647,273
Total Nevada (Cost $4,543,222)		4,717,862	0.8%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2027 (3)	3,293,000	3,629,084
City of Atlantic City NJ,
5.000%, 03/01/2021 (Insured by BAM)	100,000	102,815
City of Trenton NJ,
4.000%, 07/15/2023 (Insured by AGM)	400,000	440,636
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	440,000	487,696
New Jersey Economic Development Authority:
5.000%, 07/15/2020	100,000	100,149
4.000%, 06/15/2022	775,000	800,312
5.000%, 06/15/2023 (Insured by BAM)	295,000	320,641
5.000%, 03/01/2024 (Callable 03/01/2023)	150,000	160,019
4.000%, 11/01/2027	1,100,000	1,180,751
3.125%, 07/01/2029 (Callable 07/01/2027)	145,000	144,350
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	150,000	170,457
4.500%, 11/15/2025 (Pre-refunded to 11/15/2020)	150,000	152,323
4.000%, 07/01/2026 (Callable 07/01/2022)	1,000,000	1,051,060
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	175,000	197,778
New Jersey Higher Education Student Assistance Authority,
2.375%, 12/01/2029 (Callable 06/01/2028)	1,525,000	1,502,171
New Jersey Housing & Mortgage Finance Agency:
1.500%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	575,000	580,376
4.500%, 10/01/2048 (Callable 10/01/2027)	1,395,000	1,557,392
4.750%, 10/01/2050 (Callable 04/01/2028)	465,000	524,404
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2024 (Insured by BHAC)	605,000	564,780
5.000%, 12/15/2028	660,000	767,824
5.000%, 06/15/2029 (Callable 06/15/2026)	775,000	866,047
4.000%, 12/15/2037 (Callable 12/15/2028)(Insured by BAM)	500,000	553,355
5.000%, 06/15/2042 (Callable 06/15/2022)	225,000	230,760
New Jersey Turnpike Authority:
5.000%, 01/01/2029 (Callable 01/01/2028)	50,000	62,605
0.870%, 01/01/2030 (1 Month LIBOR USD + 0.750%) (Callable 07/01/2022)(Mandatory Tender Date 01/01/2023) (2)	850,000	846,081
Newark Housing Authority,
5.000%, 01/01/2032 (Insured by NATL)	495,000	570,849
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	550,000	617,072
Total New Jersey (Cost $17,767,779)		18,181,787	3.0%

New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	400,000	413,064
New Mexico Institute of Mining & Technology:
4.000%, 12/01/2028 (Insured by AGM)	300,000	351,441
4.000%, 12/01/2029 (Insured by AGM)	335,000	390,389
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2041 (Callable 03/01/2026)	885,000	933,011
Total New Mexico (Cost $2,077,462)		2,087,905	0.3%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	755,000	668,401
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021) (3)	851,905	877,458
City of New York NY:
5.250%, 07/01/2029 (Callable 07/01/2023)	250,000	281,188
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,153,640
County of Suffolk NY,
5.000%, 05/01/2022	990,000	1,031,273
Geneva Development Corp.,
5.000%, 09/01/2029 (Callable 09/01/2023)	185,000	200,288
Metropolitan Transportation Authority:
5.000%, 09/01/2021	350,000	359,751
4.000%, 02/01/2022	800,000	819,904
5.000%, 05/15/2022	280,000	292,379
5.000%, 09/01/2022	1,750,000	1,838,900
5.000%, 11/15/2038 (Callable 11/15/2023)	500,000	530,980
New York City Transitional Finance Authority:
5.000%, 08/01/2031 (Callable 08/01/2028)	50,000	63,643
5.000%, 08/01/2034 (Callable 08/01/2026)	650,000	784,017
5.000%, 08/01/2038 (Callable 08/01/2028)	1,295,000	1,602,614
5.000%, 08/01/2039 (Callable 08/01/2024)	105,000	120,186
New York City Water & Sewer System,
5.000%, 06/15/2036 (Callable 06/15/2024)	1,000,000	1,153,640
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	2,000,000	2,015,140
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	270,000	309,612
State of New York Mortgage Agency,
3.500%, 10/01/2043 (Callable 04/01/2023)	205,000	214,824
Town of Oyster Bay NY,
3.000%, 02/01/2022	1,775,000	1,808,938
Utility Debt Securitization Authority,
5.000%, 12/15/2033 (Callable 12/15/2025)	1,175,000	1,414,759
Total New York (Cost $16,851,162)		17,541,535	2.9%

North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022 (Insured by AGC)	150,000	159,456
North Carolina Housing Finance Agency,
4.000%, 07/01/2047 (Callable 01/01/2027)	620,000	670,034
North Carolina Medical Care Commission,
5.000%, 06/01/2025 (Pre-refunded to 06/01/2022)	385,000	418,884
North Carolina Turnpike Authority,
4.000%, 01/01/2041 (Callable 01/01/2029)(Insured by AGM)	1,000,000	1,097,160
Total North Carolina (Cost $2,198,839)		2,345,534	0.4%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	825,000	847,729
City of Horace ND,
2.500%, 08/01/2021 (Callable 08/01/2020)	2,000,000	2,002,820
City of Mandan ND,
2.750%, 09/01/2041 (Callable 07/31/2020)	875,000	884,730
City of Williston ND:
4.250%, 07/15/2025 (Callable 07/15/2022)	1,750,000	1,850,187
5.000%, 05/01/2028 (Callable 05/01/2023)	480,000	532,210
County of Burleigh ND:
4.000%, 11/01/2021	525,000	545,832
4.000%, 11/01/2029 (Callable 11/01/2022)(Insured by AGM)	850,000	905,326
Jamestown Park District,
2.900%, 07/01/2035 (Callable 07/16/2020)	1,300,000	1,308,814
North Dakota Housing Finance Agency:
3.350%, 07/01/2031 (Callable 01/01/2027)	925,000	1,015,141
3.000%, 07/01/2034 (Callable 07/01/2028)	100,000	107,943
3.500%, 07/01/2046 (Callable 01/01/2026)	325,000	346,967
4.000%, 01/01/2050 (Callable 07/01/2028)	1,000,000	1,123,580
State Board of Higher Education of the State of North Dakota:
5.000%, 04/01/2027 (Insured by AGM)	205,000	258,526
5.000%, 04/01/2028 (Insured by AGM)	100,000	129,352
Total North Dakota (Cost $11,516,439)		11,859,157	2.0%

Ohio
American Municipal Power, Inc.,
2.250%, 08/13/2020	500,000	501,135
City of Akron OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	125,000	143,611
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	310,000	356,264
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036 (Callable 11/15/2021)	470,000	477,369
4.000%, 11/15/2038 (Callable 05/15/2022)	335,000	342,722
County of Franklin OH,
0.540%, 05/15/2050 (SIFMA Municipal Swap Index + 0.430%) (Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	1,000,000	998,060
County of Hamilton OH,
0.000%, 12/01/2027 (Insured by AMBAC)	75,000	65,430
County of Licking OH,
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	260,880
County of Lorain OH:
4.000%, 12/01/2028 (Callable 12/01/2023)	180,000	196,459
5.000%, 12/01/2031 (Callable 12/01/2023)	480,000	542,746
Euclid City School District,
4.000%, 12/01/2037 (Callable 06/01/2027)(Insured by BAM)	160,000	178,390
Little Miami Local School District,
5.000%, 11/01/2036 (Callable 11/01/2025)(Insured by SD CRED PROG)	1,845,000	2,213,852
New Riegel Local School District,
4.000%, 12/01/2033 (Callable 12/01/2020)(Insured by BAM)	215,000	217,554
Ohio Air Quality Development Authority,
2.400%, 12/01/2038 (Callable 10/01/2024)(Mandatory Tender Date 10/01/2029) (1)	500,000	507,550
Ohio Higher Educational Facility Commission:
5.000%, 03/01/2025	690,000	739,777
5.000%, 05/01/2026	200,000	232,286
5.000%, 05/01/2027 (Callable 05/01/2026)	610,000	705,264
5.000%, 05/01/2028 (Callable 05/01/2026)	475,000	547,684
0.190%, 01/01/2043 (Optional Put Date 07/01/2020) (1)	1,000,000	1,000,000
Ohio Housing Finance Agency:
3.200%, 09/01/2036 (Callable 09/01/2025)(Insured by GNMA)	1,005,000	1,064,074
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	230,000	245,776
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034 (Callable 02/15/2031) (7)	1,750,000	2,111,480
0.000%, 02/15/2036 (Callable 02/15/2031) (7)	335,000	402,506
Port of Greater Cincinnati Development Authority:
5.000%, 04/01/2028 (6)	230,000	275,441
5.000%, 04/01/2030 (6)	230,000	280,400
Spencerville Local School District,
0.000%, 12/01/2020 (Insured by AMBAC)	270,000	268,920
State of Ohio:
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	252,857
0.200%, 01/15/2046 (Optional Put Date 07/01/2020) (1)	1,000,000	1,000,000
Streetsboro City School District,
4.500%, 12/01/2044 (Callable 12/01/2026)	725,000	843,806
Village of Bratenahl OH,
2.500%, 08/13/2020	750,000	751,808
Warren City School District:
4.000%, 12/01/2030 (Callable 12/01/2026)(Insured by SD CRED PROG)	1,215,000	1,413,106
4.000%, 12/01/2031 (Callable 12/01/2026)(Insured by SD CRED PROG)	695,000	800,988
4.000%, 12/01/2036 (Callable 12/01/2026)(Insured by SD CRED PROG)	460,000	518,162
Warrensville Heights City School District:
4.000%, 11/01/2035 (Callable 11/01/2024)(Insured by BAM)	200,000	217,714
4.000%, 11/01/2037 (Callable 11/01/2024)(Insured by BAM)	500,000	542,025
Total Ohio (Cost $20,286,015)		21,216,096	3.5%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	275,000	262,493
Kingfisher County Educational Facilities Authority,
3.000%, 03/01/2022	165,000	171,770
Oklahoma Development Finance Authority:
3.000%, 08/01/2020	490,000	490,377
2.600%, 03/01/2024	425,000	418,991
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031 (Callable 03/01/2022)(Insured by GNMA)	285,000	286,650
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	213,212
Total Oklahoma (Cost $1,843,915)		1,843,493	0.3%
Oregon
Clackamas Community College District,
5.000%, 06/15/2040 (Callable 06/15/2027) (7)	475,000	575,980
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	25,000	30,886
Clatsop County School District No. 30,
0.000%, 06/15/2038 (Callable 06/15/2029)(Insured by SCH BD GTY)	425,000	236,551
Multnomah & Clackamas Counties School District No. 10JT,
0.000%, 06/15/2031 (Callable 06/15/2029)(Insured by SCH BD GTY)	100,000	80,590
Oregon State Facilities Authority:
5.000%, 10/01/2024 (6)	200,000	228,858
5.000%, 10/01/2026 (6)	100,000	119,312
5.000%, 10/01/2027 (6)	150,000	181,940
Salem Hospital Facility Authority:
5.000%, 05/15/2033 (Callable 05/15/2026)	105,000	110,791
5.000%, 05/15/2035 (Callable 05/15/2026)	500,000	584,940
State of Oregon Department of Transportation,
5.000%, 11/15/2038 (Pre-refunded to 11/15/2023)	300,000	344,832
Umatilla County School District No. 6R:
0.000%, 06/15/2028 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	110,625
0.000%, 06/15/2030 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	100,000	109,566
0.000%, 06/15/2033 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	200,000	215,374
0.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY) (7)	540,000	575,915
Washington Clackamas & Yamhill Counties School District No. 88J,
0.000%, 06/15/2046 (Callable 06/15/2028)(Insured by SCH BD GTY)	500,000	191,870
Total Oregon (Cost $3,378,556)		3,698,030	0.6%

Pennsylvania
Bloomsburg PA Area School District,
4.000%, 09/01/2030 (Callable 03/01/2024)(Insured by BAM)	250,000	273,995
Central Bradford Progress Authority,
5.500%, 12/01/2031 (Pre-refunded to 12/01/2021)	800,000	857,344
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	808,635
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,525,000	1,698,133
Deer Lakes School District,
5.000%, 10/01/2020 (Insured by AGM)	100,000	101,125
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	500,000	525,530
Mid Valley School District:
4.000%, 03/15/2033 (Callable 03/15/2025)(Insured by BAM)	115,000	127,659
4.000%, 03/15/2034 (Callable 03/15/2025)(Insured by BAM)	650,000	719,368
4.000%, 03/15/2035 (Callable 03/15/2025)(Insured by BAM)	835,000	921,623
Montgomery County Higher Education & Health Authority:
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	245,000	247,999
4.000%, 05/01/2036 (Mandatory Tender Date 05/01/2022) (1)	610,000	624,933
Pennsylvania Economic Development Financing Authority,
4.000%, 11/15/2034 (Callable 11/15/2027)	1,000,000	1,115,640
Pennsylvania Higher Educational Facilities Authority:
5.000%, 05/01/2026	75,000	87,691
0.160%, 05/01/2030 (Optional Put Date 07/01/2020) (1)	640,000	640,000
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046 (Callable 10/01/2025)	375,000	393,712
4.000%, 10/01/2049 (Callable 10/01/2028)	1,895,000	2,056,852
Pennsylvania Turnpike Commission:
5.000%, 06/01/2030 (Callable 12/01/2025)	280,000	325,427
6.000%, 12/01/2030 (Callable 12/01/2027)(Insured by BAM) (7)	205,000	267,677
0.000%, 12/01/2037 (Callable 12/01/2026)(Insured by AGM) (7)	155,000	170,878
0.000%, 12/01/2037 (Callable 12/01/2026) (7)	445,000	484,734
5.000%, 12/01/2038 (Callable 12/01/2028) (7)	715,000	845,287
6.375%, 12/01/2038 (Callable 12/01/2027) (7)	745,000	934,834
Reading School District,
5.000%, 02/01/2023 (Insured by AGM)	230,000	255,581
Ridley School District,
4.000%, 09/15/2031 (Callable 03/15/2025)(Insured by ST AID)	830,000	934,862
School District of Philadelphia,
5.000%, 09/01/2023 (Insured by ST AID)	55,000	61,985
Sports & Exhibition Authority of Pittsburgh and Allegheny County:
5.000%, 12/15/2028 (Callable 12/15/2027)(Insured by BAM)	500,000	639,670
5.000%, 02/01/2031 (Callable 08/01/2020)(Insured by AGM)	500,000	501,015
State Public School Building Authority,
0.000%, 05/15/2027	160,000	142,632
Upper Moreland Township School District,
5.000%, 10/01/2030 (Callable 04/01/2025)(Insured by ST AID)	250,000	298,825
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	125,348
York Suburban School District,
4.000%, 05/01/2030 (Callable 05/01/2024)(Insured by BAM)	1,780,000	1,968,075
Total Pennsylvania (Cost $18,360,722)		19,157,069	3.2%

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
0.000%, 07/01/2024	841,000	757,758
Total Puerto Rico (Cost $729,832)		757,758	0.1%

Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	20,000	20,841
Rhode Island Commerce Corp.,
5.000%, 07/01/2033 (Callable 07/01/2028)(Insured by BAM)	950,000	1,126,738
Rhode Island Housing & Mortgage Finance Corp.:
3.950%, 10/01/2043 (Callable 04/01/2028)(Insured by GNMA)	395,000	434,298
3.500%, 10/01/2046 (Callable 04/01/2025)	70,000	72,372
Total Rhode Island (Cost $1,542,246)		1,654,249	0.3%

South Carolina
City of Walhalla SC,
5.000%, 06/01/2025 (Insured by BAM)	185,000	222,118
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	282,857
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	570,060
South Carolina Jobs-Economic Development Authority:
5.000%, 05/01/2029 (Callable 05/01/2028)	1,055,000	1,269,545
4.000%, 08/15/2030 (Callable 08/15/2026)	270,000	283,835
5.250%, 08/15/2033 (Callable 08/15/2026)	2,500,000	2,763,500
0.770%, 05/01/2048 (Callable 07/01/2020)(Optional Put Date 07/07/2020) (1)	5,075,000	5,075,000
South Carolina State Housing Finance & Development Authority:
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	1,340,000	1,428,306
3.800%, 01/01/2049 (Callable 07/01/2027)	500,000	536,620
4.000%, 07/01/2050 (Callable 07/01/2029)	3,000,000	3,371,310
Spartanburg Regional Health Services District:
4.000%, 04/15/2036 (Callable 04/15/2030)(Insured by AGM) (6)	445,000	510,949
4.000%, 04/15/2037 (Callable 04/15/2030)(Insured by AGM) (6)	500,000	571,935
4.000%, 04/15/2038 (Callable 04/15/2030)(Insured by AGM) (6)	500,000	570,040
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	227,662
Total South Carolina (Cost $17,334,234)		17,683,737	2.9%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	3,260,000	3,554,671
South Dakota Board of Regents Housing & Auxiliary Facilities System,
4.375%, 04/01/2036 (Callable 04/01/2021)(Partially Pre-refunded)	150,000	152,811
South Dakota Health & Educational Facilities Authority,
4.000%, 11/01/2040 (Callable 11/01/2025)	115,000	123,823
South Dakota Housing Development Authority:
3.375%, 05/01/2033 (Callable 05/01/2022)	350,000	359,412
4.000%, 05/01/2049 (Callable 05/01/2028)	2,430,000	2,667,824
Total South Dakota (Cost $6,704,827)		6,858,541	1.1%

Tennessee
Chattanooga Health Educational & Housing Facility Board,
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	385,000	430,226
City of Jackson TN:
5.000%, 04/01/2029 (Callable 04/01/2025)	555,000	640,176
5.000%, 04/01/2036 (Callable 04/01/2025)	3,920,000	4,426,268
City of Memphis TN:
5.000%, 12/01/2032 (Callable 12/01/2024)	530,000	622,384
4.000%, 12/01/2033 (Callable 12/01/2027)	480,000	563,823
County of Warren TN,
4.000%, 06/01/2029 (Callable 06/01/2026)(Insured by AGM)	150,000	174,953
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	211,310
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	158,080
Nashville & Davidson County Metropolitan Government:
3.000%, 10/01/2024	340,000	341,748
1.550%, 11/15/2030 (Mandatory Tender Date 11/03/2020) (1)	255,000	255,966
Shelby County Health Educational & Housing Facilities Board,
4.000%, 05/01/2037 (Callable 05/01/2027)	250,000	275,805
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	75,000	90,149
5.000%, 02/01/2027	85,000	99,811
4.000%, 11/01/2049 (Callable 08/01/2025)(Mandatory Tender Date 11/01/2025) (1)	785,000	888,816
Tennessee Housing Development Agency:
3.600%, 01/01/2031 (Callable 01/01/2023)	1,675,000	1,749,755
3.550%, 07/01/2039 (Callable 07/01/2024)	260,000	271,755
4.000%, 01/01/2042 (Callable 07/01/2026)	220,000	238,225
3.800%, 07/01/2043 (Callable 01/01/2022)	225,000	230,645
4.000%, 07/01/2043 (Callable 01/01/2023)	165,000	173,998
4.000%, 07/01/2045 (Callable 01/01/2025)	120,000	127,685
3.500%, 01/01/2047 (Callable 01/01/2026)	80,000	85,126
4.500%, 07/01/2049 (Callable 01/01/2028)	920,000	1,022,644
4.250%, 01/01/2050 (Callable 07/01/2028)	965,000	1,069,374
Total Tennessee (Cost $13,894,233)		14,148,722	2.3%

Texas
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	250,000	287,422
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	180,000	212,179
5.000%, 02/15/2038 (Callable 02/15/2025)(PSF Guaranteed)	295,000	338,389
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	146,808
5.000%, 07/15/2021	250,000	253,117
5.000%, 07/15/2022	235,000	240,288
Brazoria County Toll Road Authority,
0.000%, 03/01/2043 (Callable 03/01/2030) (7)	305,000	293,084
Burleson Independent School District,
2.500%, 02/01/2047 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	675,000	696,269
Cinco Municipal Utility District,
4.000%, 12/01/2021 (Insured by AGM)	375,000	393,139
City of Brownsville TX,
4.000%, 09/01/2029 (Callable 09/01/2026)(Insured by AGM)	170,000	195,986
City of Greenville TX:
5.000%, 02/15/2034 (Callable 02/15/2024)	200,000	228,166
5.000%, 02/15/2035 (Callable 02/15/2024)	175,000	199,311
City of Houston TX,
5.500%, 12/01/2029 (ETM)(Insured by NATL)	500,000	648,640
City of Round Rock TX,
4.000%, 12/01/2024	205,000	232,847
City of San Antonio TX,
2.750%, 02/01/2048 (Mandatory Tender Date 12/01/2022) (1)	1,500,000	1,577,175
City of Tyler TX,
5.000%, 09/01/2029 (Callable 09/01/2025)	150,000	182,025
Clifton Higher Education Finance Corp.:
4.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	700,000	808,640
5.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	1,000,000	1,213,750
County of Harris TX,
5.000%, 08/15/2029 (Callable 08/15/2022)	150,000	163,119
County of Williamson TX,
5.000%, 02/15/2028 (Callable 02/15/2025)	90,000	107,890
Crane County Water District,
5.000%, 02/15/2023	250,000	278,762
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027 (PSF Guaranteed)	200,000	233,868
4.000%, 02/15/2028 (Callable 02/15/2027)(PSF Guaranteed)	200,000	237,494
4.000%, 02/15/2030 (Callable 02/15/2027)(PSF Guaranteed)	200,000	234,220
4.000%, 02/15/2031 (Callable 02/15/2027)(PSF Guaranteed)	200,000	232,820
5.000%, 02/15/2047 (Callable 02/15/2022)(PSF Guaranteed)	500,000	532,730
DeSoto Independent School District,
0.000%, 08/15/2029 (Callable 08/15/2020)(PSF Guaranteed)	75,000	48,750
Ferris Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2026)(PSF Guaranteed)	560,000	692,306
Fort Bend County Municipal Utility District No. 155,
4.000%, 09/01/2033 (Callable 09/01/2023)(Insured by AGM)	230,000	242,995
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2023 (Insured by BAM)	295,000	324,066
Fort Bend Independent School District:
5.000%, 08/15/2030 (Callable 08/15/2026)(PSF Guaranteed)	100,000	124,297
1.350%, 08/01/2042 (Mandatory Tender Date 08/01/2020)(PSF Guaranteed) (1)	950,000	950,627
1.950%, 08/01/2049 (Mandatory Tender Date 08/01/2022)(PSF Guaranteed) (1)	500,000	509,795
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034 (Callable 10/01/2028) (7)	40,000	45,862
0.000%, 10/01/2036 (Callable 10/01/2028) (7)	305,000	347,413
0.000%, 10/01/2046 (Callable 10/01/2028) (7)	785,000	883,415
0.000%, 10/01/2047 (Callable 10/01/2028) (7)	1,340,000	1,509,845
0.000%, 10/01/2048 (Callable 10/01/2028) (7)	370,000	416,335
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	115,668
5.000%, 12/01/2035 (Pre-refunded to 12/01/2022)	495,000	549,643
Harris County Municipal Utility District No. 371,
4.000%, 09/01/2032 (Callable 09/01/2023)(Insured by BAM)	370,000	392,355
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022 (Insured by AGM)	175,000	184,921
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	275,045
Harris County-Houston Sports Authority,
5.000%, 11/15/2026 (Callable 11/15/2024)(Insured by AGM)	135,000	151,324
Lake Travis Independent School District:
2.280%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	35,000	36,273
2.280%, 02/15/2048 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	165,000	170,079
2.625%, 02/15/2048 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	25,000	25,909
Laredo Community College District,
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	350,000	442,102
Leander Independent School District:
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	180,000	81,081
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,747
Mansfield Independent School District,
2.500%, 08/01/2042 (Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	800,000	816,960
Matagorda County Navigation District No. 1,
4.400%, 05/01/2030 (Insured by AMBAC)	375,000	439,567
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023 (Insured by BAM)	200,000	217,734
4.000%, 04/01/2024 (Insured by BAM)	200,000	222,900
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	2,100,000	2,455,740
New Hope Cultural Education Facilities Finance Corp.,
3.625%, 08/15/2022 (Callable 08/15/2021) (3)	215,000	215,052
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	114,473
5.000%, 01/01/2033 (Callable 01/01/2026)	675,000	795,481
5.000%, 01/01/2034 (Callable 01/01/2025)	95,000	108,496
5.500%, 09/01/2041 (Pre-refunded to 09/01/2021)	280,000	296,699
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (7)	40,000	58,673
Northeast Travis County Utility District:
0.000%, 09/01/2023 (Insured by BAM)	275,000	266,139
3.000%, 09/01/2027 (Insured by BAM)	170,000	189,117
Rio Vista Independent School District,
4.000%, 08/15/2028 (Callable 08/15/2025)(Insured by BAM)	125,000	143,408
Rosebud-Lott Independent School District:
5.500%, 02/15/2030 (Callable 02/15/2025)(PSF Guaranteed)	100,000	121,286
5.500%, 02/15/2031 (Callable 02/15/2025)(PSF Guaranteed)	100,000	120,982
Round Rock Independent School District,
1.500%, 08/01/2040 (Callable 08/01/2020)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed) (1)	400,000	400,312
Royse City Independent School District:
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	105,000	105,589
5.000%, 02/15/2038 (Callable 08/15/2020)(PSF Guaranteed)	95,000	95,484
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	160,000	172,592
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,370,000	1,435,650
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	190,000	191,051
Sedona Lakes Municipal Utility District No. 1,
4.000%, 09/01/2026 (Callable 09/01/2025)(Insured by BAM)	85,000	96,597
Southwest Houston Redevelopment Authority,
5.000%, 09/01/2027 (Insured by AGM) (6)	250,000	305,550
Sterling Independent School District,
3.000%, 02/15/2028 (Callable 02/15/2024)(PSF Guaranteed)	190,000	202,776
Texas Department of Housing & Community Affairs,
4.750%, 01/01/2049 (Callable 07/01/2028)	4,225,000	4,755,069
Texas Municipal Gas Acquisition & Supply Corp. I:
1.660%, 12/15/2026 (3 Month LIBOR USD + 1.450%) (Callable 07/01/2020) (2)	3,000,000	2,862,000
6.250%, 12/15/2026	1,510,000	1,754,982
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	204,020
5.000%, 12/15/2028 (Callable 12/15/2022)	575,000	615,262
5.000%, 12/15/2029 (Callable 12/15/2022)	1,000,000	1,067,470
Texas Municipal Power Agency,
5.000%, 09/01/2047 (Callable 09/01/2020)	500,000	503,110
Tioga Independent School District Public Facility Corp.:
3.250%, 08/15/2027 (Callable 08/15/2024)	200,000	195,264
4.000%, 08/15/2041 (Callable 08/15/2024)	825,000	798,641
Town of Providence Village TX,
4.000%, 03/01/2025 (Insured by BAM)	105,000	119,210
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035 (Callable 09/01/2022)(Insured by AGM)	615,000	652,755
Upper Trinity Regional Water District,
5.000%, 08/01/2032 (Callable 08/01/2028)(Insured by BAM)	240,000	303,458
Viridian Municipal Management District:
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by AGM)	315,000	346,097
4.000%, 12/01/2028 (Callable 12/01/2023)(Insured by AGM)	470,000	513,912
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	90,000	109,831
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	596,795
Wimberley Independent School District,
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	330,000	392,162
Total Texas (Cost $42,357,314)		44,075,337	7.3%
Utah
Jordan Valley Water Conservancy District:
5.000%, 10/01/2032 (Callable 10/01/2026)	250,000	308,720
5.000%, 10/01/2033 (Callable 10/01/2026)	350,000	431,018
Midvale Utah Redevelopment Agency,
5.000%, 05/01/2027	290,000	369,332
Salt Lake City Corp.:
5.000%, 07/01/2030 (Callable 07/01/2027)	155,000	191,552
5.000%, 07/01/2042 (Callable 07/01/2027)	2,725,000	3,240,379
South Ogden Conservation District,
4.000%, 02/01/2031 (Callable 02/01/2022)(Insured by MAC)	295,000	307,266
Timpanogos Special Service District,
4.000%, 06/01/2029 (Callable 06/01/2024)	50,000	55,361
Utah Charter School Finance Authority:
5.000%, 04/15/2027 (Callable 04/15/2026)(Insured by UT CSCE)	365,000	440,876
5.000%, 04/15/2028 (Callable 04/15/2026)(Insured by UT CSCE)	720,000	865,663
5.000%, 10/15/2036 (Callable 04/15/2023)(Insured by UT CSCE)	700,000	766,892
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	520,000	593,440
5.000%, 10/15/2043 (Callable 10/15/2027)(Insured by UT CSCE)	1,000,000	1,172,890
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	275,000	295,155
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	172,379
5.000%, 10/15/2027	125,000	157,607
Utah Transit Authority,
5.000%, 12/15/2029 (Callable 06/15/2028)	75,000	93,145
Total Utah (Cost $9,047,673)		9,461,675	1.6%

Vermont
City of Burlington VT,
5.000%, 07/01/2028 (Callable 07/01/2027)	275,000	346,244
Vermont Educational & Health Buildings Financing Agency,
5.000%, 12/01/2035 (Callable 06/01/2026)	710,000	808,435
Vermont Housing Finance Agency,
3.650%, 11/01/2032 (Callable 11/01/2024)	120,000	128,264
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	335,000
Total Vermont (Cost $1,579,354)		1,617,943	0.3%

Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020 (3)	400,000	400,704
Total Virgin Islands (Cost $401,959)		400,704	0.1%

Virginia
City of Norfolk VA,
2.500%, 10/01/2046 (Pre-refunded to 10/01/2022) (1)	25,000	26,196
City of Petersburg VA,
4.000%, 11/01/2025 (Callable 11/01/2022)(Insured by ST AID)	340,000	353,940
Salem Economic Development Authority,
5.000%, 04/01/2021	250,000	255,640
Virginia Housing Development Authority,
3.450%, 04/01/2038 (Callable 10/01/2022)	3,000,000	3,087,600
Total Virginia (Cost $3,676,142)		3,723,376	0.6%

Washington
Clark & Skamania Counties School District No. 112-6,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	160,000	193,131
Energy Northwest,
5.000%, 07/01/2030 (Callable 07/01/2028)	600,000	785,388
King County Housing Authority,
5.000%, 12/01/2030	1,125,000	1,319,164
King County Public Hospital District No. 1,
5.000%, 12/01/2029 (Callable 12/01/2028)	680,000	823,922
Lewis County School District No. 302,
5.000%, 12/01/2031 (Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	282,275
Pacific County School District No. 118,
4.000%, 12/01/2025 (Insured by SCH BD GTY)	215,000	250,195
Pend Oreille County Public Utility District No. 1,
5.000%, 01/01/2022	500,000	523,785
State of Washington:
5.000%, 02/01/2029 (Callable 02/01/2022)	160,000	171,274
5.000%, 02/01/2038 (Callable 02/01/2024)	645,000	730,824
5.000%, 07/01/2042 (Callable 07/01/2028)	1,330,000	1,638,839
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037 (Callable 07/01/2025)	100,000	118,682
Washington State Housing Finance Commission:
3.700%, 12/01/2033 (Callable 06/01/2024)	85,000	85,937
3.700%, 12/01/2034 (Callable 06/01/2025)	45,000	48,676
4.000%, 06/01/2049 (Callable 06/01/2028)	485,000	532,942
Total Washington (Cost $7,084,705)		7,505,034	1.2%

Wisconsin
Milwaukee Redevelopment Authority:
5.000%, 11/15/2030 (Callable 11/15/2026)	225,000	275,740
5.000%, 11/15/2032 (Callable 11/15/2026)	175,000	213,507
Public Finance Authority:
4.000%, 12/01/2020 (3)	650,000	652,359
4.000%, 01/01/2021	435,000	435,231
5.000%, 10/01/2023 (3)	2,125,000	2,231,165
5.000%, 10/01/2024 (3)	875,000	928,996
3.000%, 04/01/2025 (3)	425,000	409,806
5.000%, 06/15/2025	220,000	251,766
0.000%, 09/01/2028 (Pre-refunded to 09/01/2026)	75,000	65,225
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023 (ETM)(Insured by NATL)	25,000	24,446
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Callable 04/01/2023)	830,000	888,341
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	1,000,000	1,246,400
4.000%, 04/01/2037 (Callable 04/01/2028)	1,000,000	1,149,720
5.000%, 04/01/2048 (Callable 04/01/2028)	1,435,000	1,750,198
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	180,000	194,992
5.250%, 12/15/2023 (Insured by AGM)	75,000	85,082
0.000%, 12/15/2027 (Insured by NATL)	220,000	187,702
5.000%, 12/15/2027 (Callable 06/15/2026)	500,000	614,205
5.250%, 12/15/2027 (ETM)(Insured by AGM)	60,000	75,328
5.250%, 12/15/2027 (Insured by AGM)	195,000	243,309
5.000%, 12/15/2028 (Callable 06/15/2026)	185,000	226,897
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	421,635
5.000%, 12/15/2031 (Callable 06/15/2026)	300,000	365,811
Wisconsin Health & Educational Facilities Authority:
5.000%, 03/01/2021	150,000	152,930
5.000%, 03/01/2022	125,000	131,190
5.000%, 11/01/2022	120,000	122,880
5.000%, 07/01/2023	165,000	183,954
5.000%, 11/01/2023	125,000	128,934
5.000%, 07/01/2024	250,000	286,892
5.000%, 11/01/2024	155,000	160,850
4.000%, 09/15/2025 (Callable 09/15/2023)	225,000	226,537
5.000%, 11/01/2025	245,000	255,329
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	56,872
2.250%, 11/01/2026 (Callable 11/01/2021)	750,000	700,822
5.000%, 02/15/2027 (Pre-refunded to 08/15/2025)	100,000	122,376
4.000%, 07/15/2028 (Pre-refunded to 07/15/2021)	185,000	192,056
5.000%, 08/15/2028 (Callable 08/15/2023)	1,000,000	1,109,950
5.000%, 12/01/2028 (Callable 11/01/2026)	45,000	55,409
5.000%, 08/15/2029 (Callable 08/15/2027)	170,000	212,199
5.000%, 10/01/2029	505,000	632,613
5.000%, 12/15/2030 (Callable 12/15/2024)	480,000	550,718
5.000%, 02/15/2032 (Callable 02/15/2022)	670,000	701,115
5.000%, 04/01/2032 (Callable 10/01/2022)	290,000	311,138
5.250%, 10/15/2039 (Callable 10/15/2021)	460,000	478,469
5.000%, 11/15/2044 (Callable 11/15/2022)	330,000	350,948
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	700,000	832,853
Wisconsin Housing & Economic Development Authority:
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,520,000	1,632,571
4.250%, 03/01/2049 (Callable 09/01/2028)	1,920,000	2,132,026
Total Wisconsin (Cost $23,926,780)		24,659,492	4.1%

Wyoming
Wyoming Community Development Authority:
3.000%, 12/01/2044 (Callable 06/01/2024)	80,000	82,731
4.000%, 12/01/2048 (Callable 06/01/2028)	1,890,000	2,071,629
Total Wyoming (Cost $2,084,729)		2,154,360	0.3%
Total Long-Term Investments (Cost $580,044,726)		604,348,922	100.0%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.03% (4)	327,759	327,759
Total Short-Term Investment (Cost $327,759)		327,759	0.1%
Total Investments (Cost $580,372,485)		604,676,681	100.1%
Liabilities in Excess of Other Assets		(898,143)	(0.1)%
TOTAL NET ASSETS		$603,778,538	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program
ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $15,967,446, which represents 2.64% of total net assets.

(4)	Seven-day yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(7)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.

Baird Municipal Bond Fund
Schedule of Investments, June 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Community College System,
3.500%, 11/01/2025 (Insured by BAM)	$100,000	$112,695
Alabama Special Care Facilities Financing Authority,
5.000%, 06/01/2026 (Callable 06/01/2025)	110,000	128,920
Black Belt Energy Gas District,
4.000%, 12/01/2049 (Callable 09/01/2025)(Mandatory Tender Date 12/01/2025) (1)	45,000	51,179
Homewood Educational Building Authority,
4.000%, 12/01/2035 (Callable 12/01/2029)	50,000	54,865
University of West Alabama:
4.000%, 01/01/2040 (Callable 01/01/2030)(Insured by AGM)	50,000	55,569
4.000%, 01/01/2041 (Callable 01/01/2030)(Insured by AGM)	100,000	110,808
Total Alabama (Cost $500,907)		514,036	4.0%

Alaska
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020 (Callable 07/31/2020)	100,000	100,193
Total Alaska (Cost $99,553)		100,193	0.8%

Arizona
Arizona Industrial Development Authority,
5.000%, 10/01/2030 (Callable 10/01/2026) (3)	100,000	99,754
Industrial Development Authority of the County of Pima,
4.000%, 07/01/2029	25,000	27,700
Total Arizona (Cost $127,023)		127,454	1.0%

Arkansas
Southern Arkansas University,
4.000%, 03/01/2028 (Callable 03/01/2025)(Insured by AGM)	130,000	146,828
Total Arkansas (Cost $141,833)		146,828	1.1%

California
California Infrastructure & Economic Development Bank,
0.496%, 08/01/2047 (1 Month LIBOR USD + 0.380%) (Callable 02/01/2021)(Mandatory Tender Date 08/01/2021) (2)	75,000	74,495
California Municipal Finance Authority,
5.000%, 10/01/2023	85,000	92,851
El Rancho Unified School District,
0.000%, 08/01/2031 (Callable 08/01/2028)(Insured by AGM) (5)	115,000	138,040
Los Alamitos Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2029) (5)	105,000	114,856
Los Angeles Regional Airports Improvement Corp.,
4.500%, 01/01/2027 (Callable 01/01/2022)	125,000	128,212
Modesto Irrigation District,
0.814%, 09/01/2027 (3 Month LIBOR USD + 0.580%) (Callable 07/31/2020)(Insured by NATL) (2)	60,000	58,768
Morongo Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2030) (5)	25,000	26,007
Newport Mesa Unified School District,
0.000%, 08/01/2042 (Callable 08/01/2031) (5)	35,000	47,360
Oak Park Unified School District,
0.000%, 08/01/2038 (Callable 08/01/2031)(Insured by AGM) (5)	50,000	71,110
Oxnard School District,
2.000%, 08/01/2045 (Callable 08/01/2026)(Insured by BAM) (5)	150,000	163,577
Total California (Cost $881,816)		915,276	7.0%

Colorado
City & County of Denver CO:
5.500%, 11/15/2025 (Callable 11/15/2023)	85,000	97,108
5.000%, 08/01/2041 (Callable 08/01/2026)	115,000	136,573
E-470 Public Highway Authority,
0.000%, 09/01/2029 (Insured by NATL)	125,000	108,045
Vauxmont Metropolitan District,
5.000%, 12/15/2032 (Callable 12/15/2024)(Insured by AGM)	25,000	28,917
Total Colorado (Cost $345,223)		370,643	2.9%

Connecticut
Connecticut State Higher Education Supplement Loan Authority,
3.000%, 11/15/2035 (Callable 11/15/2026) (6)	150,000	147,942
Total Connecticut (Cost $146,754)		147,942	1.1%

Florida
Florida Housing Finance Corp.,
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	150,000	168,573
Miami Health Facilities Authority,
5.000%, 07/01/2021	25,000	24,809
Orange County Convention Center,
4.000%, 10/01/2034 (Callable 10/01/2026)	150,000	162,678
Orange County Health Facilities Authority,
5.000%, 08/01/2028 (Callable 08/01/2024)	200,000	214,932
Palm Beach County Health Facilities Authority,
5.000%, 05/15/2023	200,000	207,560
University of West Florida,
4.000%, 06/01/2034 (Callable 06/01/2026)	50,000	54,586
Total Florida (Cost $837,062)		833,138	6.4%

Georgia
Burke County Development Authority,
0.320%, 11/01/2052 (Optional Put Date 07/01/2020) (1)	200,000	200,000
Total Georgia (Cost $200,000)		200,000	1.5%

Illinois
Chicago Board of Education,
5.500%, 12/01/2026 (Insured by NATL)	60,000	66,431
Chicago O'Hare International Airport,
5.000%, 01/01/2034 (Callable 01/01/2025)	75,000	84,820
Chicago Park District,
5.000%, 01/01/2022	85,000	89,337
City of Chicago IL:
0.000%, 01/01/2027 (Insured by NATL)	100,000	77,413
0.000%, 01/01/2031 (Insured by NATL)	200,000	127,366
Cook County Community College District No. 508,
5.250%, 12/01/2028 (Callable 12/01/2023)	75,000	77,030
Illinois Finance Authority:
5.125%, 05/15/2035 (Callable 07/31/2020)	25,000	25,062
4.125%, 11/15/2037 (Callable 11/15/2025)	30,000	32,205
Joliet Park District,
4.000%, 02/01/2033 (Callable 02/01/2023)(Insured by AGM)	100,000	103,973
Metropolitan Pier & Exposition Authority,
0.000%, 06/15/2029 (Insured by NATL)	100,000	74,072
Southern Illinois University,
5.000%, 04/01/2021	95,000	96,495
State of Illinois,
5.500%, 05/01/2030	100,000	114,008
Upper Illinois River Valley Development Authority,
5.000%, 01/01/2045 (Callable 01/01/2027) (3)	100,000	100,275
Village of Crestwood IL,
4.000%, 12/15/2027 (Callable 12/15/2025)(Insured by BAM)	100,000	111,919
Will County Community High School District No. 210,
4.000%, 01/01/2034 (Callable 01/01/2029)(Insured by AGM)	100,000	109,851
Total Illinois (Cost $1,260,330)		1,290,257	9.9%

Indiana
Indiana Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2023)	150,000	151,986
Indiana Health & Educational Facilities Financing Authority,
5.000%, 11/15/2046 (Callable 11/15/2026)	100,000	117,429
St. Joseph County Airport Authority,
0.010%, 07/01/2028	155,000	136,811
Total Indiana (Cost $384,398)		406,226	3.1%

Iowa
City of Coralville IA,
4.000%, 06/01/2025 (Callable 06/01/2024)	100,000	100,195
Total Iowa (Cost $99,375)		100,195	0.8%

Kansas
City of Coffeyville KS,
5.000%, 06/01/2025 (Insured by NATL) (3)	100,000	107,910
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	25,000	23,752
Total Kansas (Cost $129,401)		131,662	1.0%

Kentucky
Kentucky Economic Development Finance Authority,
0.000%, 10/01/2027 (Insured by NATL)	90,000	75,430
Kentucky Public Energy Authority,
1.235%, 12/01/2049 (1 Month LIBOR USD + 1.120%) (Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	50,000	49,056
Total Kentucky (Cost $122,249)		124,486	1.0%

Louisiana
Louisiana Local Government Environmental Facilities & Community Development Authority,
6.500%, 11/01/2035 (Callable 11/01/2020)	50,000	50,664
Total Louisiana (Cost $50,000)		50,664	0.4%

Massachusetts
Massachusetts Development Finance Agency,
3.500%, 10/01/2022 (3)	60,000	60,127
Total Massachusetts (Cost $57,848)		60,127	0.5%

Minnesota
City of Maple Grove MN,
4.000%, 05/01/2037 (Callable 05/01/2027)	50,000	53,241
Total Minnesota (Cost $54,783)		53,241	0.4%

Missouri
Health & Educational Facilities Authority of the State of Missouri,
5.000%, 09/01/2020	100,000	100,550
Industrial Development Authority of the City of St. Louis,
3.875%, 11/15/2029 (Callable 11/15/2026)	100,000	89,537
Missouri Southern State University,
4.000%, 10/01/2037 (Callable 10/01/2029)(Insured by AGM)	65,000	71,973
St. Joseph Industrial Development Authority,
2.950%, 01/01/2022	100,000	98,077
St. Louis Land Clearance for Redevelopment Authority:
4.250%, 06/01/2026	125,000	133,975
5.000%, 10/01/2035 (Callable 10/01/2029) (5)	175,000	153,878
Total Missouri (Cost $667,545)		647,990	5.0%

Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	100,000	113,636
Total Nebraska (Cost $100,000)		113,636	0.9%

Nevada
City of Sparks NV,
2.500%, 06/15/2024 (3)	50,000	49,075
Total Nevada (Cost $45,047)		49,075	0.4%
New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	85,000	91,430
Borough of Woodbury Heights NJ,
4.000%, 12/01/2024 (Callable 07/31/2020)(Insured by AGC)	20,000	20,058
Essex County Improvement Authority,
5.000%, 11/01/2027	100,000	123,226
New Jersey Economic Development Authority,
5.000%, 03/01/2029 (Callable 03/01/2023)	300,000	316,593
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by AMBAC)	35,000	28,362
5.000%, 12/15/2028	200,000	232,674
South Jersey Port Corp.,
5.000%, 01/01/2025	100,000	108,505
Total New Jersey (Cost $894,658)		920,848	7.1%

New York
Albany County Capital Resource Corp.,
3.100%, 07/01/2030	100,000	88,530
Metropolitan Transportation Authority,
5.000%, 05/15/2022	25,000	26,105
Middletown City School District,
3.000%, 06/15/2034 (Callable 06/15/2024)(Insured by ST AID)	110,000	115,564
New York City Transitional Finance Authority,
4.000%, 07/15/2040 (Callable 07/15/2029)(Insured by ST AID)	150,000	172,237
New York State Dormitory Authority:
5.000%, 07/01/2031 (Callable 07/01/2026)	55,000	65,148
5.000%, 03/15/2048 (Callable 09/15/2028)	250,000	306,632
New York Transportation Development Corp.:
5.000%, 01/01/2021	75,000	75,590
5.000%, 01/01/2024	75,000	79,088
Onondaga Civic Development Corp.,
5.000%, 10/01/2023	100,000	103,566
Town of Ramapo NY:
3.250%, 05/15/2023	100,000	96,749
3.750%, 03/01/2030 (Callable 03/01/2023)	50,000	46,462
Total New York (Cost $1,130,285)		1,175,671	9.0%

North Carolina
Winston-Salem State University,
4.250%, 06/01/2032 (Callable 06/01/2024)	75,000	76,361
Total North Carolina (Cost $81,920)		76,361	0.6%

North Dakota
City of Dickinson ND,
5.000%, 10/01/2025 (Callable 10/01/2021)	100,000	102,755
County of Burleigh ND,
3.000%, 11/01/2021 (Callable 02/18/2021)	100,000	97,265
North Dakota Housing Finance Agency,
3.350%, 07/01/2031 (Callable 01/01/2027)	150,000	164,617
Total North Dakota (Cost $362,055)		364,637	2.8%

Ohio
Ohio Higher Educational Facility Commission,
2.659%, 12/01/2023 (1)	170,000	168,163
Ohio Housing Finance Agency,
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	65,000	72,281
Ohio Turnpike & Infrastructure Commission,
0.000%, 02/15/2034 (Callable 02/15/2031) (5)	70,000	84,459
Port of Greater Cincinnati Development Authority:
3.000%, 05/01/2023 (Callable 05/01/2022)	100,000	99,818
5.000%, 04/01/2030 (6)	125,000	152,391
Total Ohio (Cost $575,819)		577,112	4.4%

Oklahoma
Norman Regional Hospital Authority,
5.000%, 09/01/2037 (Callable 09/01/2027)	25,000	28,566
Tulsa Industrial Authority:
5.000%, 10/01/2022	100,000	104,889
5.000%, 10/01/2023	25,000	26,687
Total Oklahoma (Cost $162,272)		160,142	1.2%

Oregon
Clackamas Community College District,
5.000%, 06/15/2038 (Callable 06/15/2027) (5)	100,000	121,772
Salem Hospital Facility Authority,
5.000%, 05/15/2034 (Callable 05/15/2029)	50,000	62,139
Total Oregon (Cost $169,994)		183,911	1.4%

Pennsylvania
City of Philadelphia PA,
5.250%, 06/15/2030 (Callable 07/31/2020)	100,000	100,751
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2025	150,000	150,775
Montgomery County Higher Education & Health Authority,
3.000%, 05/01/2036 (Mandatory Tender Date 05/01/2021) (1)	100,000	101,224
Pennsylvania Higher Educational Facilities Authority,
5.000%, 05/01/2031 (Callable 05/01/2026)	25,000	28,498
Pennsylvania Turnpike Commission:
0.000%, 12/01/2040 (Callable 06/01/2029) (5)	75,000	76,660
5.000%, 12/01/2048 (Callable 12/01/2028)	40,000	48,406
Total Pennsylvania (Cost $503,181)		506,314	3.9%

Rhode Island
Rhode Island Turnpike & Bridge Authority,
4.000%, 10/01/2036 (Callable 10/01/2029)	125,000	140,395
Total Rhode Island (Cost $139,845)		140,395	1.1%

South Carolina
Florence-Darlington Commission for Technical Education,
5.000%, 03/01/2024 (Callable 09/01/2023)	100,000	106,147
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048 (Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (1)	65,000	71,397
South Carolina Jobs-Economic Development Authority:
4.000%, 08/15/2030 (Callable 08/15/2026)	100,000	105,124
5.250%, 08/15/2033 (Callable 08/15/2026)	150,000	165,810
South Carolina State Housing Finance & Development Authority,
3.800%, 07/01/2034 (Callable 07/01/2024)(Insured by GNMA)	95,000	101,260
Total South Carolina (Cost $548,185)		549,738	4.2%

South Dakota
City of Rapid City SD,
4.000%, 12/01/2035 (Callable 12/01/2029)	125,000	136,299
Total South Dakota (Cost $134,232)		136,299	1.0%

Tennessee
City of Jackson TN,
5.000%, 04/01/2036 (Callable 04/01/2025)	125,000	141,144
Total Tennessee (Cost $143,504)		141,144	1.1%

Texas
Arlington Higher Education Finance Corp.,
4.000%, 08/01/2033 (Callable 08/01/2028)(PSF Guaranteed)	125,000	147,346
Brazoria County Toll Road Authority,
0.000%, 03/01/2038 (Callable 03/01/2030) (5)	55,000	54,031
Brazos Higher Education Authority, Inc.,
2.350%, 04/01/2040 (Callable 04/01/2030)	100,000	97,409
Harris County Cultural Education Facilities Finance Corp.,
0.680%, 12/01/2049 (SIFMA Municipal Swap Index + 0.570%) (Callable 06/01/2024)(Mandatory Tender Date 12/04/2024) (2)	40,000	38,759
Lower Colorado River Authority,
5.000%, 05/15/2040 (Callable 05/15/2025)	75,000	86,857
Texas Municipal Gas Acquisition & Supply Corp. I,
6.250%, 12/15/2026	100,000	116,224
Total Texas (Cost $526,573)		540,626	4.2%

Utah
Weber Basin Water Conservancy District,
5.000%, 10/01/2050 (Callable 10/01/2029)	205,000	258,761
Total Utah (Cost $255,328)		258,761	2.0%

Washington
King County Housing Authority,
4.000%, 11/01/2036 (Callable 11/01/2029)	200,000	237,572
Washington Health Care Facilities Authority,
1.510%, 01/01/2035 (SIFMA Municipal Swap Index + 1.400%) (Callable 07/01/2024)(Mandatory Tender Date 01/01/2025) (2)	90,000	88,105
Total Washington (Cost $310,565)		325,677	2.5%

Wisconsin
Green Bay Housing Authority,
2.000%, 04/01/2030 (Callable 04/01/2025)	140,000	142,393
Palmyra-Eagle Area School District,
3.000%, 03/01/2025 (Callable 03/01/2023)	75,000	71,554
Public Finance Authority:
5.000%, 07/01/2022	100,000	101,913
5.000%, 10/01/2023 (3)	75,000	78,747
Wisconsin Health & Educational Facilities Authority,
4.000%, 05/01/2038 (Callable 05/01/2025)	100,000	80,252
Wisconsin Housing & Economic Development Authority,
3.500%, 07/01/2025 (6)	100,000	100,089
Total Wisconsin (Cost $564,281)		574,948	4.4%
Total Long-Term Investments (Cost $12,753,844)		13,015,653	100.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Institutional Tax-Free Cash Trust, Premier Shares, 0.03% (4)	62,793	62,793
Total Short-Term Investment (Cost $62,793)		62,793	0.5%
Total Investments (Cost $12,816,637)		13,078,446	100.6%
Liabilities in Excess of Other Assets		(79,825)	(0.6)%
TOTAL NET ASSETS		$12,998,621	100.0%
Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
(1)	Variable rate security. The rate reported is the rate in effect as of June 30, 2020.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2020, the value of these securities total $587,318, which represents 4.52% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable because the Registrant is not a closed-end management investment company.

Item 13. Exhibits.

(a)	(1) Code of ethics Not applicable - only required for annual reports on Form N-CSR.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(4)	Changes in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BAIRD FUNDS, INC.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date     September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Mary Ellen Stanek
Mary Ellen Stanek, President

    Date     September 3, 2020

 By (Signature and Title)     /s/Heidi Schneider
Heidi Schneider, Treasurer

  Date     September 3, 2020